As filed with the Securities and Exchange Commission on April 20, 2018
Registration Nos.

333-153027
811-05563

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 17	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 452	☒

PACIFIC SELECT EXEC SEPARATE ACCOUNT OF
PACIFIC LIFE INSURANCE COMPANY
(Exact Name of Registrant)

PACIFIC LIFE INSURANCE COMPANY
(Name of Depositor)

700 Newport Center Drive
Newport Beach, California 92660
(Address of Depositor’s Principal Executive Offices) (Zip Code)

(949) 219-3943
(Depository’s Telephone Number, including Area Code)

Brandon J. Cage
Assistant Vice President
Pacific Life Insurance Company
700 Newport Center Drive
Newport Beach, California 92660
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b) of Rule 485
☒ on May 1, 2018 pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on ________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐                This post-effective amendment designates a new date for a previously filed post-effective amendment. Such effective date shall be .

Title of securities being registered: interests in the Separate Account under M’s Versatile Product-Survivorship II and MVP VUL Survivorship 3 Last Survivor Flexible Premium Variable Life Insurance Policy.

Filing fee: None

M’S VERSATILE PRODUCT®-SURVIVORSHIP II PROSPECTUS MAY 1, 2018

M’s Versatile Product – Survivorship II is a last survivor flexible premium variable life insurance policy issued by Pacific Life Insurance Company (“Pacific Life”) through Pacific Select Exec Separate Account of Pacific Life.

• Flexible premium means you can vary the amount and frequency of your premium payments. You must, however, pay enough premiums to cover the ongoing costs of Policy benefits.

• Variable means the Policy’s value depends on the performance of the Investment Options you choose.

• Life insurance means the Policy provides a Death Benefit to the Beneficiary you choose.

• Last survivor means the Policy insures the lives of two people and provides a Death Benefit payable after both people have died.

This prospectus provides information that you should know before buying a Policy. Please read the prospectus carefully and keep it for future reference.

This Policy has a selection of Investment Options for you to choose from. The Variable Investment Options available under this Policy invest in portfolios of the following Funds:

AIM Variable Insurance Funds

(Invesco Variable Insurance Funds)

American Century Variable Portfolios, Inc.

American Funds Insurance Series®

BlackRock® Variable Series Funds, Inc.

Dreyfus Variable Investment Fund

Fidelity® Variable Insurance Products Funds

Franklin Templeton Variable Insurance Products Trust

Janus Aspen Series

Lazard Retirement Series, Inc.

Legg Mason Partners Variable Equity Trust

Legg Mason Partners Variable Income Trust

Lord Abbett Series Fund, Inc.

MFS® Variable Insurance Trust

M Fund

Neuberger Berman Advisers Management Trust

Oppenheimer Variable Account Funds

Pacific Select Fund

PIMCO Variable Insurance Trust

Royce Capital Fund

State Street Variable Insurance Series Funds, Inc.

T. Rowe Price Equity Series, Inc.

VanEck VIP Trust

You will find a complete list of each Variable Investment Option in the YOUR INVESTMENT OPTIONS section. This Policy also offers the following Fixed Options:

FIXED OPTIONS Fixed Account Fixed LT Account

This Policy is not available in all states. This prospectus is not an offer in any state or jurisdiction where we are not legally permitted to offer the Policy. The Policy is described in detail in this prospectus and its Statement of Additional Information (SAI). Each Fund is described in its prospectus and in its SAI. No one has the right to describe the Policy or any Fund any differently than they have been described in these documents.

You should be aware that the Securities and Exchange Commission (SEC) has not approved or disapproved of the securities or passed upon the accuracy or adequacy of the disclosure in this prospectus. Any representation to the contrary is a criminal offense.

A life insurance Policy may be appropriate if you are looking to provide a Death Benefit for family members or others or to help meet other long-term financial objectives. Discuss with your life insurance producer whether a variable life insurance Policy, optional benefits and underlying Investment Options are appropriate for you, taking into consideration your age, income, net worth, tax status, insurance needs, financial objectives, investment goals, liquidity needs, time horizon, risk tolerance and relevant information. Together you can decide if a variable life insurance Policy is right for you.

This material is not intended to be used, nor can it be used by any taxpayer, for the purpose of avoiding U.S. federal, state or local tax penalties. Pacific Life, its distributors and their respective representatives do not provide tax, accounting or legal advice. Any taxpayer should seek advice based on the taxpayer’s particular circumstances from an independent tax advisor.

YOUR GUIDE TO THIS PROSPECTUS

Where To Go For More Information back cover

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BENEFITS AND RISKS OF YOUR POLICY

This overview tells you some key things you should know about your Policy. It is designed as a summary only – please read the entire prospectus and your Policy for more detailed information, or contact us or your life insurance producer for additional information about your Policy. This prospectus provides a description of the material rights and obligations under your Policy. Your Policy (including any Riders and/or endorsements) represents the contractual agreement between you and us.

The Policy is offered for sale in all jurisdictions where we are authorized to do business and where the Policy is approved by the appropriate insurance department or regulatory authorities. Individual Policy features may not be available in all states or may vary by state. The state in which your Policy is issued governs whether or not certain features, Riders, charges and fees are allowed in your Policy. Any significant variations from the information appearing in this prospectus which are required due to individual state requirements are contained in your Policy, or provided by separate endorsement and outlined in Appendix B. You should refer to your Policy for these state specific features.

Pacific Life is a variable life insurance policy provider. It is not a fiduciary and therefore does not give advice or make recommendations regarding insurance or investment products.

Benefits of your policy

Flexibility

The Policy is designed to be flexible to meet your specific life insurance needs. Within certain limits, you can:

• choose the timing, amount and frequency of premium payments

• change the Death Benefit Option

• increase or decrease the Policy’s Total Face Amount

• change the Beneficiary

• change your investment selections.

Death Benefit

The Death Benefit will always be the greater of the Death Benefit under the Option you choose or the Minimum Death Benefit. The Minimum Death Benefit is no lower than the death benefit that we must pay to ensure that your Policy qualifies as life insurance.

You may choose one of three Death Benefit Options:

• Option A – your Death Benefit will be the Total Face Amount of your Policy.

• Option B – your Death Benefit will be the Total Face Amount of your Policy plus its Accumulated Value.

• Option C – your Death Benefit will be the Total Face Amount of your Policy plus the total premiums you have paid minus any withdrawals or distributions that reduce your Accumulated Value. However, the Death Benefit will never exceed the Option C Death Benefit Limit shown in the Policy Specifications.

You may choose between two Death Benefit Qualification Tests which are used to determine the Minimum Death Benefit:

• Cash Value Accumulation Test – generally does not limit the amount of premiums you can pay into your Policy.

• Guideline Premium Test – limits the amount of premiums you can pay on your Policy, and the Minimum Death Benefit will generally be smaller than under the Cash Value Accumulation Test.

The test you choose will generally depend on the amount of premiums you want to pay relative to your desired Death Benefit. We may limit premium payments to prevent your policy from being classified as a Modified Endowment Contract.

Accumulated Value

Accumulated Value is the value of your Policy on any Business Day. It is not guaranteed – it depends on the performance of the Investment Options you have chosen, the timing and amount of premium payments you have made, Policy charges, and how much you have borrowed or withdrawn from the Policy.

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You can access your Accumulated Value in several ways:

• Withdrawals – you can withdraw part of your Policy’s Net Cash Surrender Value.

• Loans – you can take out a loan from us using your Policy’s Accumulated Value as security.

• Income benefits – you can use withdrawal or surrender benefits to elect an income benefit that provides a monthly income. In addition, your Policy’s Beneficiary can use Death Benefit proceeds to elect an income benefit.

• Surrender – you can surrender or cash in your Policy for its Net Cash Surrender Value while either Insured is alive.

Investment Options

You can choose to allocate your Net Premiums and Accumulated Value among a selection of Variable Investment Options, each of which invests in a corresponding portfolio of various underlying Funds. The Policy also offers two Fixed Options, both of which provide a guaranteed minimum rate of interest.

You can transfer among the Investment Options during the life of your Policy without paying any current income tax. There is currently no charge for transfers.

Tax Benefits

Your Beneficiary generally will not have to pay federal income tax on the portion of any Death Benefit Proceeds that are payable as a lump sum at death. You will also generally not be taxed on any or all of your Policy’s Accumulated Value unless you receive a cash distribution.

Risks of your policy

Long-term Financial Planning

This Policy is designed to provide a Death Benefit for family members or others or to help meet other long-term financial objectives. It is not suitable as a short-term savings vehicle. It may not be the right kind of policy if you plan to withdraw money or surrender your Policy for short-term needs. Taking a withdrawal or surrendering your Policy may incur charges. See the FEE TABLES and your Policy for charges assessed when withdrawing from or surrendering your Policy.

Please discuss your insurance needs and financial objectives with your life insurance producer.

Last Survivor Policy

The Policy is a last survivor policy. This means that the Death Benefit will not be paid to your Beneficiary until after the second insured under the Policy dies. This may be appropriate for two spouses who want to provide a Death Benefit for their children.

This may not be the right kind of Policy for someone who wants to provide a Death Benefit for his or her spouse. In that case, a policy that insures a single life may be more appropriate.

Premium Payments

Federal tax law puts limits on the premium payments you can make in relation to your Policy’s Death Benefit. We may refuse all or part of a premium payment you make, or remove all or part of a premium from your Policy and return it to you under certain circumstances, for example, if the amount of premium you paid would result in your Policy no longer qualifying as life insurance or becoming a Modified Endowment Contract under the Tax Code.

Lapse

Your Policy remains In Force as long as you have sufficient Net Accumulated Value to cover your Policy’s monthly deductions of Policy charges. Insufficient premium payments, poor investment performance, withdrawals, and unpaid loans or loan interest may cause your Policy to lapse – which means you will no longer have any insurance Coverage. There are costs associated with reinstating a lapsed Policy.

There is no guarantee that your Policy will not lapse even if you pay your planned periodic premium. You should consider a periodic review of your coverage with your life insurance producer.

Investment Performance

Each Variable Investment Option invests in a corresponding portfolio of an underlying Fund, as detailed in YOUR INVESTMENT OPTIONS. The value of each portfolio fluctuates with the value of the investments it holds. Returns are not guaranteed. You bear the investment risk of any Variable Investment Option you choose.

See each Fund’s prospectus for more information on the underlying portfolios and their individual risks.

Withdrawals and Loans

Making a withdrawal or taking out a loan may:

• change your Policy’s tax status

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• reduce your Policy’s Total Face Amount

• reduce your Policy’s Death Benefit

• reduce the Death Benefit Proceeds paid to your Beneficiary

• make your Policy more susceptible to lapsing

• limit your access to the Policy’s Accumulated Value

Be sure to plan carefully before using these Policy benefits.

Your Policy’s withdrawal feature is not available until your first Policy Anniversary.

Policy Loans are not available until after the Free Look Period has expired, except as part of a 1035 exchange.

General Account

Unlike the assets in our Separate Account, the assets in our General Account are subject to liabilities arising from any of our other business. Our ability to pay General Account guarantees, including the Death Benefit, is backed by our financial strength and claims paying ability. We may be unable to meet our obligations with regard to the General Account interest guarantee.

Tax Consequences of Withdrawals, Surrenders and Loans

You may be subject to income tax if you take any withdrawals or surrender the Policy, or if your Policy lapses and you have not repaid any outstanding Policy Debt.

If your Policy becomes a Modified Endowment Contract (MEC), distributions you receive beginning on the date the Policy becomes a MEC may be subject to tax and a 10% penalty.

There are other tax issues to consider when you own a life insurance policy. These are described in more detail in VARIABLE LIFE INSURANCE AND YOUR TAXES.

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FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. Please read the entire prospectus, your Policy and the SAI for more detailed information regarding these fees and expenses.

Table 1 describes the fees and expenses that you will pay at the time you buy the Policy, surrender the Policy, or transfer Accumulated Value between Investment Options.

TABLE 1 – Transaction Fees
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Maximum premium load	Upon receipt of premium	8.00% of premium
Maximum surrender charge	Upon full surrender of Policy if any Coverage Layer has been in effect for less than 10 Policy Years	$0.46–$40.88 per $1,000 of Face Amount[1]
Charge for a representative Insured

Maximum guaranteed charge is $11.00 per $1,000 of Face Amount at end of Policy Year 1 for a male standard non-smoker who is Age 56 at Policy issue and for a female standard non-smoker who is Age 53 at Policy issue, and the Policy is issued with Death Benefit Option A

ADMINISTRATIVE AND UNDERWRITING SERVICE FEES
Withdrawal charge[2]	Upon partial withdrawal of Accumulated Value	$25 per withdrawal
Transfer fees[2]	Upon transfer of Accumulated Value between Investment Options	$25 per transfer in excess of 12 per Policy Year
Audits of premium/loan[2]	Upon request of audit of 2 years or more	$25
Duplicate Policy[2,3]	Upon request of duplicate Policy	$50
Illustration request[2]	Upon request of Policy illustration in excess of 1 per year	$25
Face Amount increase[2,4]	Upon effective date of requested Face Amount increase	$200
Death Benefit Option change	Upon request for Death Benefit Option change	$0
Risk Class change[2]	Upon request for Risk Class change	$0 per Insured
Adding or increasing an optional Rider[2]	Upon approval of specific request	$100 per Insured

1 The surrender charge is based on the Age and Risk Class of the Insureds, as well as the Death Benefit Option you choose. The surrender charge reduces to $0 after 10 years from the effective date of each Coverage Layer. The surrender charge shown in the table may not be typical of the surrender charge you will pay.

2 We currently do not impose this charge.

3 Certificate of Coverage is available without charge.

4 Applies only to any requested increase of Policy Face Amount.

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Table 2 describes the fees and expenses that you will pay periodically during the time you own the Policy, not including portfolio fees and expenses. The charges include those for individuals in a nonstandard risk category, if applicable.

TABLE 2 – Periodic Charges Other Than Fund Operating Expenses
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Cost of Insurance[1,2]
Minimum and Maximum guaranteed and current charge	Monthly Payment Date	$0.00–$83.33 per $1,000 of Net Amount At Risk
Charge for a representative Insured

Maximum guaranteed and current charge is $0.00 per $1,000 of Net Amount At Risk at end of Policy Year 1 for a male standard non-smoker who is Age 56 at Policy issue and for a female standard non-smoker who is Age 53 at Policy issue[3]

Administrative charge[1]
Maximum and current charge	Monthly Payment Date	$10.00
Coverage charge[1,4]
Minimum and Maximum guaranteed and current charge	Monthly Payment Date, beginning on effective date of each Coverage Layer	$0.28–$3.60 per $1,000 of Coverage Layer
Charge for a representative Insured

Maximum guaranteed and current charge is $0.60 per $1,000 of Coverage Layer at end of Policy Year 1 for a male standard non-smoker who is Age 56 at Policy issue and for a female standard non-smoker who is Age 53 at Policy issue with $100,000 Face Amount[3,8]

Asset charge[1]
Minimum and Maximum guaranteed and current charge	Monthly Payment Date	0.45% annually (0.0375% monthly) of first $25,000 of Accumulated Value in Investment Options, plus 0.05% annually (0.0042% monthly) of Accumulated Value in excess of $25,000 in Investment Options
Loan interest charge
Maximum guaranteed and current charge	Policy Anniversary	2.75% of Policy’s Loan Account balance annually[5]
OPTIONAL RIDERS AND BENEFITS[6]
RIDERS PROVIDING FACE AMOUNT COVERAGE ON THE INSURED:
Annual Renewable Term Rider–Last Survivor
Minimum and Maximum guaranteed and current charge	Monthly Payment Date	$0.00–$83.33 per $1,000 of Net Amount At Risk
Charge for a representative Insured

Maximum guaranteed and current charge is $0.00 per $1,000 of Net Amount At Risk at end of Policy Year 1 for a male standard non-smoker who is Age 56 at Policy issue and for a female standard non-smoker who is Age 53 at Policy issue[3]

Coverage charge[4]
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.10–$3.43 per $1,000 of Coverage Layer
Minimum and Maximum current charge		$0.02–$0.14 per $1,000 of Coverage Layer
Charge for a representative Insured

Maximum guaranteed charge is $0.42 per $1,000 of Coverage Layer at end of Policy Year 1 for a male standard non-smoker who is Age 56 at Policy issue and for a female standard non-smoker who is Age 53 at Policy issue[3,9]

Current charge is $0.03 per $1,000 of Coverage Layer at end of Policy Year 1 for a male standard non-smoker who is Age 56 at Policy issue and for a female standard non-smoker who is Age 53 at Policy issue[3,9]

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TABLE 2 – Periodic Charges Other Than Fund Operating Expenses
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Estate Preservation Rider
Minimum and Maximum guaranteed and current charge	No charge	$0
Short-term No-lapse Guarantee Rider
Minimum and Maximum guaranteed and current charge	Upon application of additional net premium or loan repayments if Rider benefit in effect	4.0% annually of AV pay-off account balance
Surrender Value Enhancement Rider-Last Survivor
Cost of Insurance
Minimum and Maximum guaranteed and current charge	Monthly Payment Date	$0.00–$83.33 per $1,000 of Net Amount At Risk
Charge for a representative Insured

Maximum guaranteed and current charge is $0.00 per $1,000 of Net Amount At Risk at the end of Policy Year 1 for a male standard non-smoker who is Age 56 at Policy issue and for a female standard non-smoker who is Age 53 at Policy issue[3]

Coverage charge[4]
Minimum and Maximum guaranteed and current charge	Monthly Payment Date	$0.02–$11.21 per $1,000 of Coverage Layer
Charge for a representative Insured

Maximum guaranteed and current charge is $0.03 per $1,000 of Coverage Layer at end of Policy Year 1 for a male standard non-smoker who is Age 56 at Policy issue and for a female standard non-smoker who is Age 53 at Policy issue[3,7]

RIDERS THAT PROVIDE ADDITIONAL BENEFITS:
Accelerated Living Benefits Rider
Minimum and Maximum guaranteed and current charge	At exercise of benefit	$150
Annual Renewable Term Rider–Individual
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.00–$83.33 per $1,000 of Net Amount At Risk
Minimum and Maximum current charge		$0.00–$79.02 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.58 per $1,000 of Net Amount At Risk for a male standard non-smoker who is Age 56 at Policy issue[3]
		Current charge during Policy Year 1 is $0.14 per $1,000 of Net Amount At Risk for a male standard nonsmoker who is Age 56 at Policy issue[3]
		Maximum guaranteed charge during Policy Year 1 is $0.35 per $1,000 of Net Amount At Risk for a female standard non-smoker who is Age 53 at Policy issue[3]
		Current charge during Policy Year 1 is $0.07 per $1,000 of Net Amount At Risk for a female standard nonsmoker who is Age 53 at Policy issue[3]
Enhanced Policy Split Option Rider
Minimum and Maximum guaranteed and current charge	No charge	$0
Policy Split Option Rider
Minimum and Maximum guaranteed and current charge	At exercise of benefit	$200

1 This charge is reduced to zero on and after your Policy’s Monthly Deduction End Date.

2 Cost of insurance rates apply uniformly to all members of the same Class. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy Specifications will indicate the guaranteed cost of insurance charge applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from your life insurance producer or us. Also, before you purchase the Policy, you may request personalized illustrations

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of your future benefits under the Policy based upon the Insureds’ Class, the Death Benefit Option, Face Amount, planned periodic premiums, and any Riders requested. The maximum guaranteed cost of insurance rates for your Policy will be stated in the Policy Specifications and calculated per $1.00 of Coverage Layer.

3 Charges shown for this sample Policy may not be typical of the charges you will pay.

4 The Coverage charge rate is based on the Age and Risk of the Insureds and the Face Amount on the Policy Date or date Rider is effective. It also varies with the Death Benefit Option you choose. Each Coverage Layer will have a corresponding Coverage charge related to the amount of the increase, based on the Age and Risk Class of the Insureds at the time of the increase. Ask your life insurance producer for information regarding this charge for your Policy. The maximum guaranteed Coverage charge for your Policy will be stated in the Policy Specifications.

5 In addition to the loan interest charge, the Loan Accumulated Value that is used to secure Policy Debt will be credited interest at a minimum of 2.50%. Interest on the Loan Account and Policy Debt accrues daily. On each Policy Anniversary, we transfer the excess of the Policy Debt over Loan Accumulated Value from the Investment Options to the Loan Account. If the Loan Accumulated Value is greater than Policy Debt, then such excess is transferred from the Loan Account to the Investment Options.

6 Riders are briefly described under POLICY BENEFITS – Optional Riders and Benefits. Except for the Short-Term No Lapse Guarantee Rider, Rider charges are based on the Age and Risk Class of the person insured under the Rider on the effective date of the Rider. Ask your life insurance producer for information on optional Rider charges for your Policy. The charges for any optional benefit Riders you add to your Policy will be stated in the Policy Specifications.

7 The Coverage charge per $1,000 of Coverage Layer for this sample Policy is $0.03/month in Policy Year 1, and increases each year to the following amounts: $0.14/month in Policy Year 2, $0.24 per month in Policy Year 3, $0.35/month in Policy Year 4, $0.46/month in Policy Year 5, $0.57/month in Policy Year 6, $0.68/month in Policy Year 7, $0.79/month in Policy Year 8, $0.90/month in Policy Year 9, $1.01/month in Policy Year 10. In Policy Year 11 and thereafter, the maximum guaranteed charge is reduced to $0.33/month per $1,000 of Coverage Layer.

8 The Coverage charge per $1,000 of Coverage Layer for this sample Policy is $0.59/month in Policy Years 1-10. In Policy Year 11 and thereafter, the maximum guaranteed Coverage charge is reduced to $0.25/month per $1,000 of Coverage Layer

9 The maximum guaranteed charge is level in all Policy Years. The current charge is level for 10 Policy Years from the effective date of the Coverage Layer and then reduces to zero.

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Total annual Fund operating expenses

This table shows the minimum and maximum total annual operating expenses paid by the portfolios that you pay indirectly during the time you own the Policy. This table shows the range (minimum and maximum) of fees and expenses (including management fees, shareholder servicing or distribution (12b-1) fees, and other expenses) charged by any of the portfolios, expressed as an annual percentage of average daily net assets. The amounts are based on expenses paid in the year ended December 31, 2017, adjusted to reflect anticipated changes in fees and expenses, or, for new portfolios, are based on estimates for the current fiscal year.

Each Variable Account of the Separate Account purchases shares of the corresponding Fund portfolio at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the portfolio. The advisory fees and other expenses are not fixed or specified under the terms of the Policy, and they may vary from year to year. These fees and expenses are described in each Fund’s prospectus.

	Minimum	Maximum
Range of total annual portfolio operating expenses before any waivers or expense reimbursements	0.28%	2.18%
	Minimum	Maximum
Range of total annual portfolio operating expenses after waivers or expense reimbursements	0.28%	2.07%

To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain portfolios of their respective Funds which may reduce the portfolio’s expenses. The range of expenses in the first row above does not include the effect of any waiver and/or expense reimbursement arrangement. The range of expenses in the second row includes the effect of waiver and/or expense reimbursement arrangements that will remain in effect. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund’s prospectus for complete information regarding operating expenses of that Fund and any waivers in effect for each particular Fund.

Some Investment Options available to you are “fund of funds”. A fund of funds portfolio is a fund that invests in other funds in addition to other investments that the portfolio may make. Some funds of funds may have fees higher than other available Investment Options. The fees for the funds of funds Investment Options available under your Policy are in the range of total portfolio operating expenses disclosed above. For more information on these portfolios, please see the prospectuses for the Funds.

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TERMS USED IN THIS PROSPECTUS

In this prospectus, you or your mean the policyholder or Owner. Pacific Life, we, us or our refer to Pacific Life Insurance Company. Fund, or, collectively, the Funds, refer to one of the funds providing underlying portfolios for the Variable Investment Options offered under the Policy. Policy means M’s Versatile Product – Survivorship II variable life insurance policy, unless we state otherwise.

We have tried to make this prospectus easy to read and understand, but you may find some words and terms that are new to you. We have identified some of these below.

If you have any questions, please ask your life insurance producer or call us at (800) 347-7787.

Accumulated Value – the total amount of your Policy’s value allocated to the Variable Investment Options and any available Fixed Options, plus the amount in the Loan Account, on any Business Day.

Age – an Insured’s age on his/her birthday nearest the Policy Date. We add one year to this Age on each Policy Anniversary.

Beneficiary – the person, people, entity or entities you name to receive the Death Benefit Proceeds.

Business Day – any day that the New York Stock Exchange and our Life Insurance Division are open. It usually ends at 4:00 p.m. Eastern time. A Business Day is called a valuation day in your Policy.

Cash Surrender Value – the Policy’s Accumulated Value less any surrender charge.

Cash Value Accumulation Test – one of two Death Benefit Qualification Tests available under the Policy, and defined in Section 7702(b) of the Tax Code.

Class – a subgroup of Insureds determined by a number of factors, including, but not limited to, the Death Benefit, Face Amount, Policy Date, policy duration, the Insureds' Age and Risk Class, and the presence of optional riders and benefits.

Code or Tax Code – is the U.S. Internal Revenue Code of 1986, as amended.

Coverage – insurance coverage on the Insured as provided by the Policy or other attached Riders.

Coverage Layer – refers separately to the initial Total Face Amount and any increase in Face Amount on the Insureds.

Death Benefit – the amount which is payable on the date of the Survivor's death.

Death Benefit Proceeds – the amount which is payable to the Beneficiary on the date of the Survivor's death, adjusted as provided in the Policy.

Death Benefit Qualification Test – either the Cash Value Accumulation Test or the Guideline Premium Test. This test determines what the lowest Minimum Death Benefit should be in relation to a Policy’s Accumulated Value. Each test available under the Policy is defined in Section 7702 of the Tax Code.

Face Amount – the amount of insurance Coverage on the Insureds provided by the Policy Coverage or Rider Coverage, as shown in the Policy Specifications and any related Supplemental Schedule of Coverage. The Face Amount is subject to increase or decrease as provided elsewhere in the Policy.

Fixed Account – an account that is part of our General Account to which all or a portion of Net Premium payments may be allocated for accumulation at a fixed rate of interest declared by us.

Fixed Accumulated Value – the total amount of your Policy’s value allocated to the Fixed Accounts.

Fixed LT Account – an account that is part of our General Account to which all or a portion of Net Premium payments may be allocated for accumulation at a fixed rate of interest declared by us.

Fixed Options – consist of one or more Fixed Accounts available under this policy, and are part of our General Account. The Fixed Accounts available as of the Policy Date are the Fixed Account and the Fixed LT Account. Net premiums and Accumulated Value under this policy may be allocated to one or more Fixed Accounts.

Free Look Right – your right to cancel (or refuse) your Policy and return it for a refund.

Free Look Transfer Date – for Policies issued in states that require return of premium if the Free Look Right is exercised, the day we transfer Accumulated Value from the Fidelity® VIP Government Money Market Variable Account to the Investment Options you chose.

Fund –AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series, BlackRock Variable Series Funds, Inc., Dreyfus Variable Investment Fund, Fidelity® Variable Insurance

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Products Funds, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, M Fund, Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, Pacific Select Fund, PIMCO Variable Insurance Trust, Royce Capital Fund, State Street Variable Insurance Series Funds, Inc., T. Rowe Price Equity Series, Inc., VanEck VIP Trust.

General Account – includes all of our assets, except for those held in the Separate Account, or any of our other separate accounts.

Grace Period – a 61-day period, beginning on the date we send you, and anyone to whom you have assigned your Policy, notice that your Policy’s Accumulated Value less Policy Debt is insufficient to pay the total monthly charge. The Grace Period gives you 61 days in which to pay sufficient premium to keep your Policy In Force and prevent your Policy from lapsing.

Guideline Premium Limit – the maximum amount of premium or premiums that can be paid for any given Face Amount in order to qualify the Policy as life insurance for tax purposes as specified in the Guideline Premium Test.

Guideline Premium Test – one of two Death Benefit Qualification Tests available under the Policy, and defined in Section 7702(a)(2) of the Tax Code.

Illustration – a display of Policy benefits based upon the assumed Age and Risk Class of an Insured, Face Amount of the Policy, Death Benefit, premium payments, and historical or hypothetical gross rate(s) of return.

In Force – the status of a Policy when all requirements are met to provide a Death Benefit upon the death of the Survivor.

In Proper Form – is when we will process your requests once we receive all letters, forms or other necessary documents, completed to our satisfaction. In Proper Form may require, among other things, a signature guarantee or some other proof of authenticity. We do not generally require a signature guarantee, but we may ask for one if it appears that your signature has changed, if the signature does not appear to be yours, if we have not received a properly completed application or confirmation of an application, or for other reasons to protect you and us. Call us or contact your life insurance producer if you have questions about the proper form required for a request.

Insured – a person on whose life the Policy is issued. Collectively referred to as the Insureds.

Investment Option – consist of the Variable Options, any available Fixed Options, and any additional investment options that we may add.

Loan Account – an account which holds amounts transferred from the Investment Options as collateral for Policy loans.

Loan Accumulated Value – the total amount of your Policy’s Accumulated Value allocated to the Loan Account.

Minimum Death Benefit – is based on the Death Benefit Qualification Test for the Policy and at any time will be no less than the minimum amount we determine to be required for this Policy to qualify as life insurance under the Code.

Modified Endowment Contract – a type of life insurance policy as described in Section 7702A of the Tax Code, which receives less favorable tax treatment on distributions of cash value than conventional life insurance policies. Classification of a Policy as a Modified Endowment Contract is generally dependent on the amount of premium paid during the first seven Policy Years, or after a material change has been made to the Policy.

Monthly Deduction – an amount that is deducted monthly from your Policy’s Accumulated Value on the Monthly Payment Date until the Monthly Deduction End Date. The Monthly Deduction is the sum of the cost of insurance charge, the administrative charge, the Coverage charge, the asset charge, and any charge for optional Riders and benefits.

Monthly Deduction End Date – the Policy Anniversary on and after which we do not deduct a monthly charge. The Monthly Deduction End Date for your Policy is shown in the Policy Specifications and does not change for the life of the Insureds.

Monthly Payment Date – the day we deduct monthly charges from your Policy’s Accumulated Value. The first Monthly Payment Date is your Policy Date, and it is the same day each month thereafter.

Net Accumulated Value – the Accumulated Value less any Policy Debt.

Net Amount At Risk – the difference between the Death Benefit payable if the Insureds died and the Accumulated Value of your Policy. We use a Net Amount At Risk to calculate the Cost of Insurance Charge. For Cost of Insurance Charge purposes, the Net Amount At Risk is equal to the Death Benefit as of the most recent Monthly Payment Date divided by 1.0020598, reduced by the Accumulated Value of your Policy.

Net Cash Surrender Value – the Cash Surrender Value less any Policy Debt.

Net Premium – premium paid less any premium load deducted.

Net Single Premium – the amount of premium needed to fund future benefits under the Policy as specified in the Cash Value Accumulation Test.

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Owner – the person named on the application who makes the decisions about the Policy and its benefits while it is In Force. Two or more Owners are called Joint Owners.

Policy Anniversary – the same day as your Policy Date every year after we issue your Policy.

Policy Date – the date used to determine the Monthly Payment Date, Policy months, Policy Years, and Policy monthly, quarterly, semi-annual and annual anniversaries.

Policy Debt – the amount in the Loan Account, plus any interest you owe.

Policy Specifications – summarize information specific to your Policy at the time the Policy is issued. We will send you updated Policy Specification pages or supplemental schedules if you change your Policy’s Face Amount or any of the Policy’s other benefits.

Policy Year – starts on your Policy Date and each Policy Anniversary, and ends on the day before the next Policy Anniversary.

Riders – provide extra benefits, some at additional cost. Any optional Rider which offers additional life insurance Coverage on both Insureds will have an initial Face Amount and any increase is also referred to as a “Coverage Layer”.

Risk Class – is determined during the underwriting process and is used to determine certain Policy charges.

Separate Account – the Pacific Select Exec Separate Account, a separate account of ours registered as a unit investment trust under the Investment Company Act of 1940.

Supplemental Schedule of Coverage – is the written notice we will provide you reflecting certain changes made to your Policy after the Policy Date.

Survivor – the living Insured after one of the Insureds dies.

Total Face Amount – the sum of Face Amount of Policy Coverage and the Face Amounts of any Riders providing insurance coverage on the Insureds, unless specifically excluded.

Variable Account – a subaccount of the Separate Account which invests in shares of a corresponding portfolio of an underlying Fund.

Variable Investment Option – one or more Variable Accounts available under this policy, and are part of the Separate Account.

Written Request – your signed request in writing, which may be required on a form we provide, and received by us at our Administrative Office, containing information we need to act on the request.

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POLICY BASICS

M’s Versatile Product – Survivorship II is a last survivor flexible premium variable life insurance policy that insures the lives of two people and pays Death Benefit Proceeds after both people have died.

When you buy a M’s Versatile Product – Survivorship II life insurance Policy, you are entering into a contract with Pacific Life Insurance Company. Your contract with us is made up of your application, your Policy, applications to change or reinstate the Policy, any amendments, Riders or endorsements to your Policy, and Policy Specifications.

Issuing the Policy

Your life insurance producer will assist you in completing your application for the Policy. Your life insurance producer’s broker-dealer firm has up to 7 business days to review the application before it is sent to us. When we approve your application, we will issue your Policy. If your application does not meet our underwriting and administrative requirements, we can reject it or ask you for more information. Your Policy will be sent to your life insurance producer for delivery to you. You will be asked to sign a policy delivery receipt. For Policy delivery status, check with your life insurance producer.

Our obligations to you under the Policy begin when it is In Force. We consider your Policy In Force when the following requirements are met:

• all necessary contractual and administrative requirements are met, and

• we receive and apply the initial premium to the Policy.

If there are any outstanding contractual or administrative requirements that prevent your Policy from being placed In Force, your life insurance producer will review them with you no later than when the Policy is delivered. See HOW PREMIUMS WORK – Your Initial Premium for more information.

Your Policy will be In Force until one of the following happens:

• the Survivor under the Policy dies

• the Grace Period expires and your Policy lapses, or

• you surrender your Policy.

If your Policy is not In Force when the Survivor dies, we are not obligated to pay the Death Benefit Proceeds to your Beneficiary.

Owners, the Insured, and Beneficiaries

Owners

You can own a Policy by yourself or with someone else. You need the signatures of all Owners for all Policy transactions.

If one of the Joint Owners dies, the surviving Owner will hold all rights under the Policy. If the Owner or the last Joint Owner dies, his or her estate will own the Policy unless you have given us other instructions.

You can change the Owner of your Policy by completing a Change of Owner Form. Please contact us or your life insurance producer for a Change of Owner Form. Once we receive and record your request, the change will be effective as of the day you signed the Change of Owner Form. You should consult your life insurance producer or legal counsel about designating ownership interests.

The Insureds

This Policy insures the lives of two people who are between the Ages of 20 and 90 at the time you apply for your Policy, and who have given us satisfactory evidence of insurability. The Policy pays Death Benefit Proceeds after the Survivor dies.

Each Insured is assigned an underwriting or insurance Risk Class which we use to calculate cost of insurance and other charges. We normally use the medical or paramedical underwriting method to assign underwriting or insurance Risk Classes, which may require a medical examination.

When we use a person’s Age in Policy calculations, we generally use his or her Age as of the nearest Policy Date, and we add one year to this Age on each Policy Anniversary. For example, when we talk about someone “reaching Age 100”, we are referring to the Policy Anniversary closest to that person’s 100th birthday, not to the day when he or she actually turns 100.

Beneficiaries

Here are some things you need to know about naming Beneficiaries:

• You can name one or more primary Beneficiaries who each receive an equal share of the Death Benefit Proceeds unless you tell us otherwise. If one Beneficiary dies, his or her share will pass to the surviving primary Beneficiaries in proportion to the share of the Death Benefit Proceeds they’re entitled to receive, unless you tell us otherwise.

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• You can also name a contingent Beneficiary for each primary Beneficiary you name. The contingent Beneficiary will receive the Death Benefit Proceeds if the primary Beneficiary dies.

• You can choose to make your Beneficiary permanent (sometimes called irrevocable). You cannot change a permanent Beneficiary’s rights under the Policy without his or her permission.

If no Beneficiary is living when the Death Benefit Proceeds are payable, you, as the Policy Owner, will receive the Death Benefit Proceeds. If you are no longer living, the Death Benefit Proceeds will go to your estate.

You can change your Beneficiary at any time while either Insured is alive, and while the Policy is In Force. If you would like to change your Policy’s Beneficiary, please contact us or your life insurance producer for a Change of Beneficiary Form. Once we receive and record your request, the change will be effective as of the day you signed the Change of Beneficiary Form.

Policy Date

Your Policy Date

This is usually the later of the day we approve your Policy application or when we receive all administrative requirements needed to issue the Policy. It is also the beginning of your first Policy Year. Your Policy’s monthly, quarterly, semi-annual and annual anniversary dates are based on your Policy Date.

The Policy Date is set so that it never falls on the 29th, 30th or 31st of any month.

You or your life insurance producer may request that multiple applications have the same Policy Date and be placed In Force on a common date. For multilife or employer sponsored cases, please contact your life insurance producer for additional details.

Backdating your Policy

You can have your Policy backdated up to 6 months, as long as we approve it.

Backdating in some cases may lower your cost of insurance rates since these rates are based on the Age of the Insureds. Your first premium payment must cover the premium load and monthly charges for the period between the backdated Policy Date and the day your Policy is issued.

Re-dating your Policy

Once your Policy is issued, you may request us to re-date your Policy. This means your Policy will have a new Policy Date. Re-dating will only be allowed back to the date money is received on your Policy, and can be the earlier of:

• the date your Policy is delivered to you and you paid initial premium, or

• the date we received the initial premium, if earlier than the delivery date.

If your delivery date is the 29th, 30th or 31st of any month, the Policy will be dated the 28th of that month.

If the Policy is re-dated, no Policy charges will be deducted for any period during which Coverage was not provided under the terms of the Policy and all Policy charges will be calculated from the new Policy Date. There will be no Coverage before the new Policy Date.

It may be disadvantageous to request that the Policy be re-dated. A new Policy Date may cause an Insured’s Age for insurance purposes to change and the cost of insurance rates to increase. It will also affect events based on time elapsed since Policy Date, such as suicide and contestable clauses and surrender charge periods.

We will not re-date Policies that are issued with a temporary insurance premium. Policies with the Policy Date pre-determined under an employer or corporate sponsored plan may not be eligible to re-date.

Your Free Look Right

Your Policy provides a free look period once the Policy is delivered to you and you sign the Policy delivery receipt. During the free look period, you have the Free Look Right to cancel (or refuse) your Policy and return it with instructions to us or your life insurance producer for a refund. The amount refunded may be more or less than the premium payments you have made and the length of the free look period may vary, depending on the state where you signed your application and the type of policy you purchased.

You will find a complete description of the free look period that applies to your Policy on the Policy’s cover sheet or on a notice that accompanies it. Generally, the free look period ends 10 days after you receive your Policy, but in some states, the free look is different. See APPENDIX B: State Law Variations for a list of state variations to the free look period.

Some states may also have a different free look period if you are replacing another life insurance policy. APPENDIX B: State Law Variations also provides a list of state variations to the free look period for replacement policies. Please call us or your life insurance producer if you have questions about your Free Look Right.

We will allocate any premium payments we receive during the free look period in accordance with the requirements of the state in which your Policy was issued. In states that require us to return all premiums paid, your initial Net Premium will be allocated to the Fidelity VIP Government Money Market Variable Account and will remain there during the entire free look period. At the end of the

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free look period, your premiums will be allocated to the Variable Investment Options you selected. In states that do not require us to return all premiums paid, your initial Net Premium will be applied to the Variable Investment Options you selected.

If your Policy was issued in a state that requires us to refund your premium, the amount of the refund is the greater of premium payments received during the Free-Look Period or the Policy’s Accumulated Value, plus any Policy charges and fees deducted, less Policy debt. If your Policy was issued in a state that does not require us to refund your premium, the amount we return to you will include:

• any charges or taxes we have deducted from your premiums;

• the Net Premiums allocated to the Fixed Options;

• the Accumulated Value allocated to the Variable Investment Options; and

• any monthly fees and charges we have deducted from your Policy’s Accumulated Value in the Variable Investment Options.

The amount of your refund may be more or less than the premium payments you have made, depending on the state in which your Policy was issued. See APPENDIX B: State Law Variations for information on which states do or do not require refund of premiums paid.

California Policies

For Policies issued in the state of California, the Policy’s free look period is 30 days from date of delivery as of the Policy effective date if:

• an individual Policyowner is Age 60 or older; or

• the Policyowner is either a Guardian, a Custodian or an Individual Trust, and the Insured is age 60 and over.

During the 30-day free look period, we will hold the Net Premiums in the Fidelity® VIP Government Money Market Variable Account. On the day following the end of the 30-day free look period, we will automatically transfer the Accumulated Value in the Fidelity® VIP Government Money Market Variable Account to the Investment Options you chose. This automatic transfer to your Investment Option allocation choices is excluded from the transfer limitations described later in this prospectus. If you exercise your Free Look Right during the 30-day free look period, we will refund the premium payments you have made, less any Policy Debt. You may specifically direct that, during the 30-day free look period, all Net Premiums received by us be immediately allocated to the Investment Options according to your most recent allocation instructions. You may do this:

• on your application

• in writing any time prior to the end of the 30-day free look period.

If you specifically request your Net Premiums be immediately allocated to the Investment Options, and you exercise your Free Look Right during the 30-day free look period, the amount of your refund may be more or less than the premium payments you have made. Your refund will be calculated as of the day we or your life insurance producer receive your request and the Policy. The refund will be:

• any charges or taxes we have deducted from your premiums

• the Net Premiums allocated to the Fixed Options

• the Accumulated Value allocated to the Variable Investment Options

• any monthly charges and fees we have deducted from your Policy’s Accumulated Value in the Variable Investment Options.

Timing of Payments, Forms and Requests

Effective date

Once your Policy is In Force, the effective date of payments, forms and requests you send us is usually determined by the day and time we receive the item In Proper Form.

You may reach our service representatives on any Business Day at (800) 347-7787 between the hours of 5 a.m. through 5 p.m. Pacific time.

Please send your forms and written requests or questions to:

Pacific Life Insurance Company
P.O. Box 2030
Omaha, NE 68103

Unless you receive premium notices via list bill, send premiums (other than initial premium) to:

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Pacific Life Insurance Company
P.O. Box 100957
Pasadena, California 91189-0957

We accept faxes for variable transaction requests (transfers, allocation changes, rebalancing and loans) at: (866) 398-0467

You may also submit variable transaction requests electronically at: Transactions@pacificlife.com

Sending any application, premium payment, form, request or other correspondence to any other address will not be considered In Proper Form and will result in a processing delay.

Premium payments, loan requests, transfer requests, loan payments or withdrawal or surrender requests that we receive In Proper Form on a Business Day before the time of the close of the New York Stock Exchange, which is usually 4:00 p.m. Eastern time, will be effective as of the end of that day, unless the transaction is scheduled to occur on another Business Day. If we receive your payment or request at or after the time of the close of the New York Stock Exchange on a Business Day, your payment or request will be effective as of the end of the next Business Day. If a scheduled transaction falls on a day that is not a Business Day, we will process it as of the end of the next Business Day.

Other forms, notices and requests are normally effective as of the next Business Day after we receive them In Proper Form, unless the transaction is scheduled to occur on another Business Day. Change of Owner and Beneficiary Forms are effective as of the day you sign the change form, once we receive them In Proper Form.

Electronic Information Consent

Subject to availability, you may authorize us to provide prospectuses, prospectus supplements, reports, annual statements, statements and immediate confirmations, tax forms, proxy solicitations, privacy notice and other notices and documentation in electronic format when available instead of receiving paper copies of these documents by U.S. mail. You may enroll in this service by so indicating on the application, via our Internet website, or by sending us instructions in writing in a form acceptable to us to receive such documents electronically. Not all Policy documentation and notifications may be currently available in electronic format. You will continue to receive paper copies of any documents and notifications not available in electronic format by U.S. mail. In addition, you will continue to receive paper copies of annual statements if required by state or federal law. For jointly owned Policies, both Owners are consenting to receive information electronically. Documents will be available on our Internet website. As documents become available, we will notify you of this by sending you an e-mail message that will include instructions on how to retrieve the document. You must have ready access to a computer with Internet access, an active e-mail account to receive this information electronically, and the ability to read and retain it. You may access and print all documents provided through this service.

If you plan on enrolling in this service, or are currently enrolled, please note that:

• There is no charge for electronic delivery, although your Internet provider may charge for Internet access.

• You should provide a current e-mail address and notify us promptly when your e-mail address changes.

• You should update any e-mail filters that may prevent you from receiving e-mail notifications from us.

• You may request a paper copy of the information at any time for no charge, even though you consented to electronic delivery, or if you decide to revoke your consent.

• For jointly owned Policies, all information will be provided to the e-mail address that is provided to us.

• Electronic delivery will be cancelled if e-mails are returned undeliverable.

• This consent will remain in effect until you revoke it.

If you are currently enrolled in this service, please call (800) 347-7787 if you would like to revoke your consent, wish to receive a paper copy of the information above, or need to update your e-mail address. You may opt out of electronic delivery at any time.

When we make payments and transfers

We will normally send the proceeds of withdrawals, loans, surrenders, exchanges and Death Benefit payments, and process transfer requests, within seven days after the effective date of the request In Proper Form. We may delay payments and transfers, or the calculation of payments and transfers based on the value in the Variable Investment Options under unusual circumstances, for example, if:

• the New York Stock Exchange closes on a day other than a regular holiday or weekend

• trading on the New York Stock Exchange is restricted

• an emergency exists as determined by the SEC, as a result of which the sale of securities is not practicable, or it is not practicable to determine the value of a Variable Account’s assets, or

• the SEC permits a delay for the protection of Policy Owners.

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We may delay transfers and payments from the Fixed Options, including the proceeds from withdrawals, surrenders and loans, for up to six months. We will pay interest at an annual rate of at least 2.50% on any withdrawals or surrender proceeds from the Fixed Options that we delay for 10 days or more.

Death Benefit Proceeds paid are subject to the conditions and adjustments defined in other Policy provisions, such as General Provisions, Withdrawals, Policy Loans, and Timing of Payments. We will pay interest on the Death Benefit Proceeds from the date of death at a rate not less than the rate payable for funds left on deposit. If payment of Death Benefit Proceeds is delayed more than 31 calendar days after we receive the above requirements needed to pay the claim, we will pay additional interest at a rate of 10% annually beginning with the 31st calendar day. Death Benefit Proceeds are paid as a lump sum unless you choose another payment method, as described in GENERAL INFORMATION ABOUT YOUR POLICY – Income Benefit. Contact us, your life insurance producer, or refer to your Policy or Rider to determine if state specific differences apply.

Statements and Reports We Will Send You

We send the following statements and reports to policy owners:

• a confirmation for certain financial transactions, usually including premium payments and transfers, loans, loan repayments, withdrawals and surrenders. Monthly deductions and scheduled transactions made under the dollar cost averaging, portfolio rebalancing and first year transfer services are reported on your quarterly Policy statement.

• a quarterly Policy statement. The statement will tell you the Accumulated Value of your Policy by Investment Options, Cash Surrender Value, the amount of the Death Benefit, the Policy’s Face Amount, and any Policy Debt. It will also include a summary of all transactions that have taken place since the last quarterly statement, as well as any other information required by law.

• supplemental schedules of benefits and planned periodic premiums. We will send these to you if you change your Policy’s Face Amount or change any of the Policy’s other benefits.

• financial statements, at least annually or as required by law, of the Separate Account and Pacific Select Fund, that include a listing of securities for each portfolio of the Pacific Select Fund. We will also send you financial statements that we receive from the other Funds.

If you identify an error on a confirmation, quarterly or annual statement, you must notify us in writing as soon as possible to ensure proper accounting to your policy. We assume transactions are accurate unless you notify us in writing within 90 days from the date of the transaction confirmation on which the error occurred or if the transaction is first confirmed on the quarterly statement, within 90 days after the quarterly statement date. All transactions are deemed final and may not be changed after the applicable 90 day period. When you write us, include your name, policy number and description of the identified error.

Mail will be sent to you at the mailing address you have provided. If mail is returned to us as undeliverable multiple times, we will discontinue mailing to your last known address. We will, however, regularly attempt to locate your new mailing address, and will resume mailing your policy related materials to you upon confirmation of your new address. You can access documents online by visiting www.Pacificlife.com, or receive copies of documents from us upon request.

Prospectus and Fund Report Format Authorization

Subject to availability, you may request us to deliver prospectuses, statements, and other information (“Documents”) electronically. You may also elect to receive prospectus and Fund reports on CD-ROM, via US mail service. If you wish to receive Documents electronically or via CD-ROM, you authorize us to do so by indicating this preference via telephone, or by sending us a Written Request to receive such Documents electronically. We do not charge for this service.

For electronic delivery, you must provide us with a current and active e-mail address and have Internet access to use this service. While we impose no additional charge for this service, there may be potential costs associated with electronic delivery, such as on-line charges. Documents will be available on our Internet website. You may access and print all Documents provided through this service. As Documents become available, we will notify you of this by sending you an e-mail message that will include instructions on how to retrieve the Document. You are responsible for any e-mail filters that may prevent you from receiving e-mail notifications and for notifying us promptly in the event that your e-mail address changes. You may revoke your consent for electronic delivery at any time, provided that we are properly notified, and we will then start providing you with a paper copy of all required Documents. We will provide you with paper copies at any time upon request. Such a request will not constitute revocation of your consent to receive required Documents electronically.

Telephone and Electronic Transactions

Unless you elect otherwise your signature on the application authorizes us to accept telephone and electronic instructions for the following transactions:

• transfers between Investment Options

• initiate the dollar cost averaging and portfolio rebalancing service

• change future premium allocation instructions

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• initiate Policy loans.

If you do not authorize us to accept telephone or electronic instructions on your application, you can later instruct us to accept telephone or electronic instructions as long as you complete and file a Transaction Authorization Form with us.

Certain life insurance producers are able to give us instructions electronically if authorized by you. You may appoint anyone to give us instructions on your behalf by completing and filing a Transaction Authorization Form with us.

Here are some things you need to know about telephone and electronic transactions:

• If your Policy is jointly owned, all Joint Owners must sign the Transaction Authorization Form. We will take instructions from any Owner or anyone you appoint.

• We may use any reasonable method to confirm that your telephone or electronic instructions are genuine. For example, we may ask you to provide personal identification or we may record all or part of the telephone conversation. We may refuse any transaction request made by telephone or electronically.

• A new Transaction Authorization Form will be required when a registered representative changes to a new Broker-Dealer.

We will send you a written confirmation of each telephone and electronic transaction.

Sometimes, you may not be able to make loans or transfers by telephone or electronically, for example, if our telephone lines or our website are busy because of unusual market activity or a significant economic or market change, or our telephone lines or the Internet are out of service during severe storms or other emergencies. In these cases, you can send your request to us in writing, or call us the next Business Day or when service has resumed.

When you authorize us to accept your telephone and electronic instructions, you agree that:

• we can accept and act upon instructions you or anyone you appoint give us over the telephone or electronically

• neither we, any of our affiliates, the Pacific Select Fund, or any director, trustee, officer, employee or agent of ours or theirs will be liable for any loss, damages, cost or expenses that result from transactions processed because of a request by telephone or submitted electronically that we believe to be genuine, as long as we have followed our own procedures

• you bear the risk of any loss that arises from your right to make loans or transfers over the telephone or electronically.

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Understanding Policy Expenses and Cash Flow (including fees and charges of Fund portfolios)

The chart to the right illustrates how cash normally flows through a Policy.

Under a flexible premium life insurance policy, you have the flexibility to choose the amount and frequency of your premium payments. You must, however, pay enough premiums to cover the ongoing cost of Policy benefits.

Investment earnings will increase your Policy’s Accumulated Value, while investment losses will decrease it. The premium payments you will be required to make to keep your Policy In Force will be influenced by the investment results of the Investment Options you choose.

The dark shaded boxes show the fees and expenses you pay directly or indirectly under your Policy.

In some states we will hold your Net Premium payments in the Fidelity® VIP Government Money Market Variable Account until the Free Look Transfer Date. Please turn to POLICY BASICS – Your Free Look Right for details.

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POLICY BENEFITS

Your Policy provides three types of benefits:

1. Death Benefits, based on the Policy’s Total Face Amount

2. Cash Surrender benefits, based on the Policy’s Accumulated Value

3. Optional Riders and benefits

The Death Benefit

We will pay Death Benefit Proceeds to your Beneficiary after the Survivor dies while the Policy is still In Force. Your Beneficiary generally will not have to pay federal income tax on Death Benefit Proceeds.

Your Policy’s Death Benefit depends on three choices you must make:

• The Total Face Amount

• The Death Benefit Option

• The Death Benefit Qualification Test

The Policy’s Death Benefit is the higher of:

1. The Death Benefit calculated under the Death Benefit Option in effect; or

2. The Minimum Death Benefit according to the Death Benefit Qualification Test that applies to your Policy.

Certain Riders may impact the Policy’s Death Benefit, see Optional Riders and Benefits.

The Face Amount

Your Policy’s initial amount of insurance Coverage is its initial Face Amount. We determine the Face Amount based on instructions provided in your application.

The minimum Total Face Amount when a Policy is issued is usually $100,000, but we may reduce this in some circumstances. You will find your Policy’s Total Face Amount, which includes any increases or decreases, in the Policy Specifications in your Policy.

Changing the Face Amount

You can increase or decrease your Policy’s Face Amount starting on the first Policy Anniversary as long as we approve it. If you change the Face Amount, we will send you a supplemental schedule of benefits and premiums.

• You can change the Face Amount as long as at least one Insured is still living.

• You can only change the Face Amount once in any Policy Year.

• You must send us your Written Request while your Policy is In Force.

• Unless you request otherwise, the change will become effective on the first Monthly Payment Date on or after we receive and approve your request.

• Both Insureds or, if only one person is still living, the Survivor will also need to agree to the change in Face Amount, if you are not the Insured.

• Increasing the Face Amount may increase the Death Benefit, and decreasing the Face Amount may decrease the Death Benefit. The amount the Death Benefit changes will depend, among other things, on the Death Benefit Option you have chosen and whether, and by how much, the Death Benefit is greater than the Face Amount before you make the change.

• Changing the Face Amount can affect the Net Amount At Risk, which affects the cost of insurance charge. An increase in the Face Amount may increase the cost of insurance charge, while a decrease may decrease the charge.

• If your Policy’s Death Benefit is equal to the Minimum Death Benefit, and the Net Amount At Risk is more than three times the Death Benefit on the Policy Date, we may reduce the Death Benefit by requiring you to make a withdrawal from your Policy. If we require you to make a withdrawal, the withdrawal may be taxable. We will not charge you a withdrawal fee for these withdrawals. Please turn to WITHDRAWALS, SURRENDERS AND LOANS for information about making withdrawals.

• We can refuse your request to make the total Face Amount, including any Riders, less than $100,000. We can waive this minimum amount in certain situations, such as group or sponsored arrangements.

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Increasing the Face Amount

Here are some additional things you should know about requesting an increase in the Face Amount under the Policy:

• Both Insureds must be alive and Age 90 or younger at the time of the increase.

• You must give us satisfactory evidence of insurability for both Insureds.

• Each increase you make to the Face Amount must be $25,000 or more.

• We may charge you a fee of up to $200 for each increase. We deduct the fee on the day the increase is effective from all of your Investment Options in proportion to the Accumulated Value you have in each Investment Option.

• Each increase in Face Amount will have an associated cost of insurance rate, Coverage charge and surrender charge.

• We reserve the right to limit Face Amount increases to one per Policy Year.

Decreasing the Total Face Amount

Decreasing the Total Face Amount may affect your Policy’s tax status. To ensure your Policy continues to qualify as life insurance, we might be required to return:

• part of your premium payments to you if you have chosen the Guideline Premium Test, or

• make distributions from the Accumulated Value, which may be taxable. For more information, please see VARIABLE LIFE INSURANCE AND YOUR TAXES.

Here are some additional things you should know about decreasing the Total Face Amount under the Policy:

• We will apply any decrease in the Face Amount to eligible Coverage Layers in the following order:

• to the most recent eligible increases you made to the Face Amount

• to the initial Face Amount.

• Each decrease you make to the Face Amount must be $10,000 or more.

• We can refuse your request to decrease the Total Face Amount if making the change means:

• your Policy will no longer qualify as life insurance

• the distributions we will be required to make from your Policy’s Accumulated Value will be greater than your Policy’s Net Cash Surrender Value

• your Policy will become a Modified Endowment Contract and you have not told us in writing that this is acceptable to you.

Death Benefit Options

The Policy offers three Death Benefit Options, Options A, B, and C. The Death Benefit Option you choose will generally depend on which is more important to you: a larger Death Benefit or building the Accumulated Value of your Policy.

Here are some things you need to know about the Death Benefit:

• You choose your Death Benefit Option and Death Benefit Qualification Test on your Policy application

• If you do not choose a Death Benefit Option, we will assume you have chosen Option A

• If you do not choose a Death Benefit Qualification Test, we will assume you have chosen the Guideline Premium Test.

• The Death Benefit will always be the greater of the Death Benefit under the Death Benefit Option you choose or the Minimum Death Benefit, calculated using the Death Benefit Qualification Test you have chosen.

• The Death Benefit will never be lower than the Total Face Amount of your Policy if you have chosen Option A or B. The Death Benefit Proceeds will always be reduced by any Policy Debt.

• We will pay the Death Benefit Proceeds to your Beneficiary when we receive proof of the deaths of both Insureds.

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The Death Benefit Options are:

Option A – the Total Face Amount of your Policy.	Option B – the Total Face Amount of your Policy plus its Accumulated Value.	Option C – the Total Face Amount of your Policy plus the total premiums you have paid minus any withdrawals or distributions that reduce your Accumulated Value.

	The Death Benefit changes as your Policy’s Accumulated Value changes. The better your Investment Options perform, the larger the Death Benefit will be.	The more premiums you pay and the less you withdraw, the larger the Death Benefit will be.

The graphs are intended to show how the Death Benefit Options work and are not predictive of investment performance in your Policy.

Limits on Option C

The following limits apply to Option C:

• To elect Option C, the Insureds must be Age 80 or younger at the time the Policy is issued.

• The Death Benefit calculated under Option C will be limited to the amount shown in the Policy Specifications as the “Option C Death Benefit Limit,” an amount which will never exceed four times the Initial Total Face Amount of your Policy on the Policy Date.

Changing Your Death Benefit Option

You can change your Death Benefit Option while your Policy is In Force, subject to the following:

• You can change the Death Benefit Option once in any Policy Year.

• You must send us your Written Request.

• You can change from any Death Benefit Option to Option A or Option B.

• You cannot change from any Death Benefit Option to Option C.

• The change will become effective on the first Monthly Payment Date after we receive your request. If we receive your request on a Monthly Payment Date, we will process it that day.

• The Total Face Amount of your Policy will change by the amount needed to make the Death Benefit under the new Death Benefit Option equal the Death Benefit under the old Death Benefit Option just before the change. We will not let you change the Death Benefit Option if doing so means the Face Amount of your Policy will become less than $1,000.

• Changing the Death Benefit Option can also affect the monthly cost of insurance charge since this charge varies with the Net Amount At Risk.

• The new Death Benefit Option will be used in all future calculations.

We will not change your Death Benefit Option if it means your Policy will be treated as a Modified Endowment Contract, unless you have told us in writing that this would be acceptable to you. Modified Endowment Contracts are discussed in VARIABLE LIFE INSURANCE AND YOUR TAXES.

Choosing a Death Benefit Qualification Test

This Policy offers two ways to calculate the Minimum Death Benefit: the Cash Value Accumulation Test and the Guideline Premium Test. These are called Death Benefit Qualification Tests. The test you choose will generally depend on the amount of premiums you want to pay.

Your Death Benefit Qualification Test affects the following:

• premium limitations

• amount of Minimum Death Benefit

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• monthly cost of insurance charges

• flexibility to reduce Face Amount.

Each test determines what the Minimum Death Benefit should be in relation to your Policy’s Accumulated Value. The Death Benefit determined under either test will be at least equal to the amount required for the Policy to qualify as life insurance under the Tax Code.

Cash Value Accumulation Test

If you choose the Cash Value Accumulation Test, your Policy’s Minimum Death Benefit will be the greater of:

• the lowest Death Benefit amount that’s needed for the Policy to qualify as life insurance under the Cash Value Accumulation Test in the Tax Code, or

• 101% of the Policy’s Accumulated Value.

Under this test, a Policy’s Death Benefit must be large enough to ensure that its Cash Surrender Value, as defined in Section 7702 of the Tax Code (and which is based on Accumulated Value, among other things), is never larger than the Net Single Premium that’s needed to fund future benefits under the Policy. The Net Single Premium under your Policy varies according to the Age, sex, and Risk Class of both Insureds. It is calculated using an interest rate of at least 4% and the guaranteed mortality charges at the time the Policy is issued. We will use a higher interest rate if we have guaranteed it under your Policy.

An example

For a Policy that insures a male non-smoker Age 56 and a female non-smoker Age 53 when the Policy was issued, in Policy Year 20 the Minimum Death Benefit under the Cash Value Accumulation Test is calculated by multiplying the Accumulated Value by a “Net Single Premium factor” of 1.768.

Guideline Premium Test

Under this test, the Minimum Death Benefit is calculated by multiplying your Policy’s Accumulated Value by a Guideline Premium Death Benefit percentage. The Death Benefit is based on the Age of the younger Insured so it varies over time. It is 250% when the younger Insured is Age 40 or younger, and reduces as the person gets older. You will find a table of death benefit percentages in Appendix A of this prospectus and in your Policy.

Under the Guideline Premium Test, the total premiums you pay cannot exceed your Policy’s Guideline Premium Limit. Your Policy’s Guideline Premium Limit is the greater of:

• the guideline single premium or

• the sum of the guideline level annual premiums to date.

Before you buy a Policy, you can ask us or your life insurance producer for a personalized Illustration that shows you the guideline single premium and guideline level annual premiums.

If you increase or decrease your Coverage, the guideline single or level premiums may be increased or decreased. These changes may be more than proportionate.

Comparing the Death Benefit Qualification Tests

The table below shows a general comparison of how features of your Policy may be affected by your choice of Death Benefit Qualification Test. When choosing between the tests, you should consider:

	Cash Value Accumulation Test	Guideline Premium Test
Premium payments[1]	Allows flexibility to pay more premium	Premium payments are limited under the Tax Code
Death Benefit	Generally higher as Policy duration increases	May be higher in early years of Policy
Monthly cost of insurance charges	May be higher, if the Death Benefit is higher	May be lower, except perhaps in early years of Policy
Face Amount decreases	Will not require return of premium or distribution of Accumulated Value	May require return of premium or distribution of Accumulated Value to continue Policy as life insurance

1 We may limit premium payments to prevent your Policy from being classified as a Modified Endowment Contract.

Examples of Death Benefit Calculations

The tables below compare the Death Benefits provided by the Policy’s available Death Benefit Options. The examples are intended only to show differences in Death Benefits and Net Amounts at Risk. Accumulated Value assumptions may not be realistic.

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These examples show that each Death Benefit Option provides a different level of protection. Keep in mind that cost of insurance charges, which affect your Policy’s Accumulated Value, increase over time. The cost of insurance is charged at a rate based on the Net Amount At Risk. As the Net Amount At Risk increases, your cost of insurance increases. Accumulated Value also varies depending on the performance of the Investment Options in your Policy.

The example below assumes the following:

• the Insureds are a male non-smoker Age 56 and a female non-smoker Age 53 at the time the Policy was issued

• Face Amount is $1,000,000

• Accumulated Value at the date of death is $550,000

• total premium paid into the Policy is $300,000

• the Minimum Death Benefit under the Guideline Premium Test is $610,500 (assuming a Guideline Premium Test factor of 111% of the Accumulated Value)

• the Minimum Death Benefit under the Cash Value Accumulation Test is $972,400 (assuming a Net Single Premium factor of 1.768 of the Accumulated Value).

		If you select the Guideline Premium Test, the Death Benefit is the larger of these two amounts
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$1,000,000	$610,500	$447,944.43
Option B	Total Face Amount plus Accumulated Value	$1,550,000	$610,500	$996,813.87
Option C	Total Face Amount plus premiums less distributions	$1,300,000	$610,500	$747,327.76

		If you select the Cash Value Accumulation Test, the Death Benefit is the larger of these two amounts
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$1,000,000	$972,400	$447,944.43
Option B	Total Face Amount plus Accumulated Value	$1,550,000	$972,400	$996,813.87
Option C	Total Face Amount plus premiums less distributions	$1,300,000	$972,400	$747,327.76

If the Death Benefit equals the Minimum Death Benefit, any increase in Accumulated Value will cause an automatic increase in the Death Benefit.

Here’s the same example, but with an Accumulated Value of $1,400,000. Because Accumulated Value has increased, the Minimum Death Benefit is now:

• $1,554,000 for the Guideline Premium Test

• $2,475,200 for the Cash Value Accumulation Test.

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		If you select the Guideline Premium Test, the Death Benefit is the larger of these two amounts
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$1,000,000	$1,554,000	$150,805.65
Option B	Total Face Amount plus Accumulated Value	$2,400,000	$1,554,000	$995,066.64
Option C	Total Face Amount plus premiums less distributions	$1,300,000	$1,554,000	$150,805.65

		If you select the Cash Value Accumulation Test, the Death Benefit is the larger of these two amounts
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$1,000,000	$2,475,200	$1,070,112.06
Option B	Total Face Amount plus Accumulated Value	$2,400,000	$2,475,200	$1,070,112.06
Option C	Total Face Amount plus premiums less distributions	$1,300,000	$2,475,200	$1,070,112.06

When We Pay the Death Benefit

We calculate the amount of the Death Benefit Proceeds effective the end of the day the Insured dies. If the Insured dies on a day that is not a Valuation Day, any portion of the Death Benefit Proceeds attributed to the Variable Accumulated Value is determined as of the next Valuation Day.

Your Policy’s Beneficiary must send us proof that both Insureds died while the Policy was In Force, along with payment instructions. If both Insureds die at the same time, or if it is not clear who died first, we will assume the older Insured died first.

Death Benefit Proceeds equal the total of the Death Benefits provided by your Policy and any Riders you have added, minus any Policy Debt, minus any overdue charges. We will pay the Death Benefit Proceeds within 2 months after we receive proof that both Insureds died while the Policy was In Force.

It is important that we have a current address, social security number, telephone number and email address for each designated Beneficiary so that we can pay Death Benefit Proceeds promptly. If we cannot pay the Death Benefit Proceeds to the designated Beneficiary within the dormancy period defined by a state's Unclaimed Property laws or regulations, we will be required to pay the Death Benefit Proceeds to the applicable state.

Optional Riders and Benefits

There are optional Riders that provide extra benefits, some at additional cost. Not all Riders are available in every state, and some Riders may only be added when you apply for your Policy. Ask your life insurance producer for more information about the Riders available with the Policy, or about other kinds of life insurance policies offered.

Investment Allocation Requirements

At initial purchase and during the entire time that you own certain optional benefit Riders, you must allocate your entire Accumulated Value to the Investment Options we make available for these Riders. You must allocate 100% of your Accumulated Value among the allowable Investment Options.

Allowable Investment Options

American Funds IS Asset Allocation Fund	Pacific Dynamix-Growth
BlackRock Global Allocation V.I. Fund	Portfolio Optimization Conservative
Fidelity® VIP Freedom 2010 PortfolioSM Service Class 2	Portfolio Optimization Moderate-Conservative
Fidelity® VIP Freedom 2015 PortfolioSM Service Class 2	Portfolio Optimization Moderate
Fidelity® VIP Freedom 2020 PortfolioSM Service Class 2	Portfolio Optimization Growth

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Fidelity® VIP Freedom 2025 PortfolioSM Service Class 2	PIMCO Global Multi-Asset Managed Allocation Portfolio
Fidelity® VIP Freedom 2030 PortfolioSM Service Class 2	State Street Total Return V.I.S. Fund
Fidelity® VIP Freedom Income PortfolioSM Service Class 2	Fixed Account
Pacific Dynamix-Conservative Growth	Fixed LT Account
Pacific Dynamix-Moderate Growth

By adding certain optional benefit Riders to your Policy, you agree to the above referenced investment allocation requirements for the entire period that you own a Rider. These requirements may limit the number of Investment Options that are otherwise available to you under your Policy. We reserve the right to add, remove or change allowable Investment Options at any time. We may make such a change due to a fund reorganization, fund substitution, to help protect our ability to provide the guarantees under these Riders, or otherwise. If such a change is required, we will provide you with reasonable notice (generally 90 calendar days) prior to the effective date of such change to allow you to reallocate your Accumulated Value to maintain your Rider benefits. If you do not reallocate your Accumulated Value your Rider will terminate.

Asset allocation does not guarantee future results, ensure a profit, or protect against losses. The investment allocation requirements may reduce overall volatility in investment performance, may reduce investment returns, and may reduce the likelihood that we will be required to make payments under the optional benefit Riders. The reduction in volatility permits us to more effectively provide the guarantees under the Policy. Certain of the asset allocation portfolios that are allowable Investment Options, including the Pacific Select Fund asset allocation portfolios, may use futures and options to reduce the portfolios’ equity exposure during periods when market indicators suggest high market volatility. This strategy is designed to reduce the risk of market losses from investing in equity securities. However, this strategy may result in periods of underperformance, including periods when specified benchmark indexes are appreciating but market volatility is high. As a result, your Accumulated Value may increase less than it would have without these defensive actions.

Some broker/dealers may limit their clients from purchasing some optional benefits based on the client’s age or other factors. You should work with your life insurance producer to decide whether an optional benefit is appropriate for you.

Certain restrictions may apply and are described in the Rider or benefit. We will add any Rider charges to the monthly charge we deduct from your Policy’s Accumulated Value.

There are two types of riders available under the Policy

• Riders providing Face Amount Coverage on the Insured

• Riders that provide additional benefits

Riders that provide Face Amount Coverage on the Insureds (terms for these Riders are described below):

Annual Renewable Term Rider-Last Survivor (ARTR-LS)

Provides annual renewal term insurance on both Insureds.

Estate Preservation Rider

This Rider provides a Death Benefit equal to the Face Amount of this Rider in the event that both Insureds under the Policy die during the first four policy years.

Short-Term No-Lapse Guarantee

Protects the Policy from lapsing for a period of time due to poor Policy performance.

Surrender Value Enhancement Rider-Last Survivor (SVER-LS)

Provides term insurance on the Insureds in combination with the Face Amount of the Policy.

Riders that provide additional benefits to you or your family:

Accelerated Living Benefits Rider

Gives the Policy Owner access to a portion of the Policy’s Death Benefit if the Survivor has been diagnosed with a terminal illness resulting in a life expectancy of six months or less (or longer than six months in some states).

Annual Renewable Term Rider-Individual (ARTR-I)

Provides level or varying term insurance on either or both Insureds.

Enhanced Policy Split Option Rider

Available to married couples, it splits the Policy into two policies without evidence of insurability.

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Policy Split Option Rider

Splits the Policy into two individual policies with evidence of insurability.

More detailed information about the riders appears below.

• Annual Renewable Term Rider — Last Survivor (ARTR-LS)

Provides term insurance on the Insureds and renews annually until the Policy terminates. The Rider is available for Insureds Age 20 through 90 at the time of Rider issue. The amount of Coverage can be level or vary every year and may follow any pattern, subject to underwriting approval, to match your need for insurance. Annual increases are scheduled at issue. You may also request unscheduled increases or decreases in Face Amount of the Rider, subject to certain limitations.

The Rider is payable on the death of the Survivor, and modifies the Death Benefit of the Policy to include the Face Amount of the Rider, so that the Death Benefit equals the greater of the Death Benefit as calculated under 1) the Death Benefit Option you choose on the policy plus the Face Amount of the Rider, or 2) the Minimum Death Benefit under the Death Benefit Qualification Test you have chosen.

The guaranteed monthly cost of insurance rate and monthly Coverage charge will be shown in your Policy Specifications. Our current cost of insurance rates are lower than the guaranteed rates.

You may request increases or decreases in Face Amount of the Rider. Each increase will be subject to satisfactory evidence of insurability and will have associated cost of insurance rates. Unless you request otherwise, the increase will become effective on the first Monthly Payment Date on or following the date we receive and approve your request. We may deduct an administrative charge not to exceed $200 from your Policy’s Accumulated Value on the effective date of any unscheduled increase. Decreases will be effective on the first Monthly Payment Date on or following the date the Written Request is received at our Life Insurance Division. Decreases will first be applied against the most recent increase, if any, and then against successively earlier increases, if any, and finally against the original ARTR-LS Face Amount.

The Rider will terminate on the earliest of your Written Request, or on lapse or termination of this Policy, or upon the Survivor’s death.

• Estate Preservation Rider

This Rider provides a Death Benefit equal to the Face Amount of this Rider in the event that both Insureds under the Policy die during the first four policy years. This Rider is automatically included on any Policy where both Insureds are between Ages 20 and 75 and where neither Insured has a substandard Risk Class or is uninsurable. Certain Policies issued with a rated Risk Class may also be eligible. Ask us or your life insurance producer for more information regarding eligibility for this Rider. If both Insureds die while the Rider is in effect, there is an additional death benefit paid equal to the Face Amount of the Estate Preservation Rider.

The Face Amount of this Rider is separate from the Total Face Amount of the Policy, but is based on the Face Amount of the Basic Coverage and any optional Annual Renewable Term Rider – Last Survivor or Surrender Value Enhancement Rider – Last Survivor. The Face Amount for the Estate Preservation Rider is shown in the Policy Specifications. The Face Amount of the Estate Preservation Rider cannot be increased. A decrease or termination of this Rider prior to the end of the four year term is allowed by Written Request.

This Rider is intended solely to provide a Death Benefit in the event that both Insureds under the Policy die during the first four Policy Years, and is not guaranteed to offset any estate or other tax liability. The Face Amount of this Rider does not contribute to the Total Face Amount of the Policy. The Face Amount of this Rider does not comprise a Coverage Layer under the Policy. There is no charge for this Rider.

This Rider will terminate on the earliest of

• your Written Request; or

• termination of the Policy; or

• four years from the Policy Date.

• Short-Term No-Lapse Guarantee Rider

You are eligible for the No Lapse Rider if:

• The older Insured is younger than Age 80 when the Policy is issued.

• You chose either Death Benefit Option A or B when applying for your Policy.

• You did not select the optional ARTR-I.

• If you selected the ARTR-LS, the term insurance provided is on a level, not varying, schedule.

• Your application meets our underwriting requirements.

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The No Lapse Rider is issued with a guarantee period based on the Age of the older Insured. The guarantee period will be at least five years, and never more than 25 years. The guarantee period of your No Lapse Rider is listed on your Policy Specifications.

The No Lapse Premium is an amount used during the guarantee period to determine the No Lapse Credit. The no lapse premium is shown on your Policy Specifications as the Initial Annual No Lapse Premium. The Rider is designed to remain in effect through the guarantee period if you pay at least one twelfth of this amount at the beginning of each Policy month, take no loans or withdrawals, and make no changes, scheduled or unscheduled, to your Policy Coverage. However, the Rider may remain in effect even if premium payments are made in different patterns, if you take Policy loans or withdrawals, or there are changes in Coverage amounts. Any change in Face Amount or Coverage may cause a change in the No Lapse Premium, in which case we will inform you of the new No Lapse Premium.

The No Lapse Credit is a value used to determine if the Rider is in effect. It is calculated at the beginning of each Policy month during the guarantee period. The No Lapse Credit as of the Policy Date is equal to the premium paid less one-twelfth of the Initial Annual No Lapse Premium. On any other Monthly Payment Date, the No Lapse Credit is equal to:

• the No Lapse Credit as of the prior Monthly Payment Date multiplied by (1 + i) where i equals 0.327374% if the No Lapse Credit is negative, otherwise it equals the rate of 0%;

• plus the premiums received since the prior Monthly Payment Date;

• less withdrawals taken since the prior Monthly Payment Date; and

• less one-twelfth of the then current No Lapse Premium.

For example, for a Policy with a No Lapse Premium of $838.61, a No Lapse Credit of $1,000.00 on the prior Monthly Payment Date and a monthly interest rate of 0.0% for accumulation of the No Lapse Credit if the No Lapse Credit is positive, where a withdrawal of $500.00 has been taken since the prior Monthly Payment Date and a premium payment of $100.00 was made on the current Monthly Payment Date, the No Lapse Credit on the current Monthly Payment Date will be $530.12.

If the No Lapse Credit less Policy Debt is equal to or greater than zero, the Rider is in effect. If the Rider has become ineffective because the No Lapse Credit is less than the Policy Debt, you may reinstate the benefit by paying sufficient premium or by repaying a sufficient portion of the loan balance. The premium payment or loan repayment necessary to reinstate the benefit is equal to the amount that would make the No Lapse Credit equal to the Policy Debt.

If your Policy does not have enough Accumulated Value, after subtracting any Policy Debt, to cover your monthly deduction on the Monthly Payment Date, and the Rider is in effect, your Policy will not enter the Grace Period, and will not lapse. Your Policy and all other Riders attached to your Policy will continue in effect under their terms during the guarantee period as long as the conditions for the Rider to be in effect are met.

When your Policy continues under the Rider, monthly deductions for your Policy will be accumulated as the AV pay-off account. Interest is charged on this amount at the monthly rate of 0.327374%, which is equivalent to 4% annually, and the result is stored in the AV pay-off account. Additional Net Premium, or loan repayment amounts, will first be used to reduce the amount of your AV pay-off account. Once the amount of the AV pay-off account has been repaid, any additional new Net Premium or loan repayment amounts will be allocated to the Investment Options according to your most recent instructions.

If your Policy is continued under the Rider at the time the guarantee period ends, you will need to pay sufficient additional premium or make a loan repayment to bring the AV pay-off account to zero and cover any future monthly deductions from your Policy, or your Policy will lapse.

• Surrender Value Enhancement Rider-Last Survivor (SVER-LS)

Provides additional Death Benefit protection on the Insureds in combination with the Face Amount of the Policy and may also provide higher early cash value. The Rider may be purchased at Policy issue, subject to evidence of insurability. The Rider is available for Insureds Age 20 through 90 at the time of Rider issue. You may request unscheduled increases or decreases in Face Amount of the Rider, subject to certain limitations. The Rider is payable on the death of the Survivor.

The guaranteed monthly cost of insurance rate and monthly Coverage charge will be shown in your Policy Specifications. Our current charges may be less than our guaranteed charges.

You may request increases or decreases in Face Amount of the Rider. Each increase will be subject to satisfactory evidence of insurability and will have associated cost of insurance rates. Unless you request otherwise, the increase will become effective on the first Monthly Payment Date on or following the date we receive and approve your request. We may deduct an administrative charge not to exceed $200 from your Policy’s Accumulated Value on the effective date of any unscheduled increase. Decreases will be effective on the first Monthly Payment Date on or following the date the Written Request is received at our Life Insurance Division. Decreases will first be applied against the most recent increase, if any, and then against successively earlier increases, if any, and finally against the original SVER-LS Face Amount.

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The Rider will terminate on the earliest of your Written Request, or on lapse or termination of this Policy, or upon the Survivor’s Death.

• Accelerated Living Benefits Rider

Gives the Policy Owner access to a portion of the Policy’s Death Benefit if the Survivor has been diagnosed with a terminal illness resulting in a life expectancy of six months or less (or longer than six months in some states). We will pay an accelerated benefit if an insured has been diagnosed with a noncorrectable terminal illness and has a life expectancy of 6 months or less. The accelerated benefit is the actual amount you will receive under this Rider. It is determined based on the amount of the Policy proceeds the Policy Owner requests (the “Requested Portion”) as a factor of the Eligible Coverage, which is the portion of the Policy proceeds that qualifies for determining the Accelerated Benefit. An actuarial discount will apply to the Requested Portion. This discount reflects the early payment of the Requested Portion of your policy. The discount will be based on an annual interest rate declared by us and which is in effect as of the date we approve your written request.

The Eligible Coverage includes:

• The base Policy Death Benefit;

• Any paid-up additions; and

• Any term rider, term Policy or term Coverage on the Insured that has a minimum of two years of Coverage remaining.

The Requested Portion cannot be more than the lesser of 50% of the Eligible Coverage or $250,000 for all Policies In Force with us. If you have Policy Debt, we will reduce the accelerated benefit proceeds payable to repay a portion of the loan. We may also deduct an administrative fee of $150 from your accelerated benefit.

Below is an example of how we calculate the Eligible Coverage under the Rider. The Example assumes two Policies; the Insured under each Policy has been diagnosed with a terminal illness. The Requested Portion for both Policies is the maximum amount payable under the Policies (the lesser of 50% of the Eligible Coverage or $250,000 for all Policies In Force).

An example

	Policy 1	Policy 2
Accumulated Value	$300,000	$600,000
Policy Debt	$100,000	$200,000
Face Amount	$500,000	$1,000,000
Calculation of Payment
Eligible Coverage	$500,000	$1,000,000
Requested Portion of Face Amount	$250,000	$250,000
Requested Percentage of Face Amount	50%	25%
Actuarial Discount Rate (1 ÷ 1.0475)	95.47%	95.47%
Requested Portion × Actuarial Discount Rate	$238,675	$238,675
Required Repayment of Policy Debt = Policy Debt × Requested Percentage	$50,000	$50,000
Rider Exercise Charge	$150	$150
Accelerated Benefit Payment	$188,525	$188,525

Values after payment of Accelerated Living Benefit
Accumulated Value = Original Accumulated Value × (1 — Requested Percentage)	$150,000	$450,000
Policy Debt = Original Policy Debt — Required Repayment of Policy Debt	$50,000	$150,000
Face Amount = Original Face Amount × (1 — Requested Percentage)	$250,000	$750,000

You may choose to receive the accelerated benefit either in a lump sum or any other payment plan available at the time of payment. We will pay the benefit only once per Insured.

Payment of the accelerated benefit will reduce the Policy’s Death Benefit and other values under the Policy. In most circumstances, the cost of insurance charges will also be reduced.

Benefits received under this Rider may be taxable, and may impact your eligibility for Medicaid or other government benefits. Please consult your tax advisor if you want to exercise your rights under this Rider.

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The Rider will terminate on the earliest of your Written Request, on lapse or termination of the Policy, or when an accelerated benefit is paid under this Rider.

• Annual Renewable Term Rider — Individual (ARTR-I)

Provides term insurance on either Insured or individually on both Insureds and renews annually until the Policy terminates. The Death Benefit is payable at the death of the Insured covered by the Rider. The Rider is available for Insureds Age 20 through 90 at the time of Rider issue. You may purchase the Rider at Policy issue or any time the Policy is In Force, subject to satisfactory evidence of insurability. The amount of Coverage can be level or vary every year and may follow any pattern, subject to underwriting approval, to match your need for insurance. Annual increases are scheduled at issue. You may also request unscheduled increases or decreases in Face Amount of the Rider, subject to certain limitations.

The guaranteed monthly cost of insurance rate will be shown in your Policy Specifications. Our current cost of insurance rates are lower than the guaranteed rates.

You may request increases or decreases in Face Amount of the Rider. Each increase will be subject to satisfactory evidence of insurability and will have associated cost of insurance based on the Age and Risk Class of the Insured under this Rider on the effective date of the increase. Unless you request otherwise, the increase will become effective on the first Monthly Payment Date on or following the date we receive and approve your request. We may deduct an administrative charge not to exceed $100 from your Policy’s Accumulated Value on the effective date of any unscheduled increase. You must send a Written Request if you wish to decrease the Face Amount of this Rider. Decreases will be effective on the first Monthly Payment Date on or following the date the Written Request is received at our Life Insurance Division. Decreases will first be applied against the most recent increase, if any, and then against successively earlier increases, if any, and finally against the original ARTR-I Face Amount.

The Rider will terminate on the earliest of your Written Request, or on lapse or termination of this Policy. In addition, Coverage under this Rider on any individual Insured will terminate on the earlier of the death of that individual Insured, or the date that individual Insured reaches Age 121.

• Enhanced Policy Split Option Rider

Allows the Policy to be split into two individual policies, without evidence of insurability. This Rider is available only to married couples. This Rider will be included automatically with all Policies where the older Insured is issue Age 79 or less, and where neither Insured has a substandard Risk Class or is uninsurable.

You may exercise this option within 90 days after the day that the Federal Unlimited Marital Deduction is actually reduced, as a result of the enactment of a new federal estate tax law, which because of the reduction, could result in an increase in the federal estate tax liability at the first death of the two Insureds under the Policy.

The exchange may be made to any single life policy that we regularly issue at the time of exchange, subject to our approval. We waive the surrender charge on your original Policy, but any surrender charges applicable to the new policy will apply to the new policies.

The face amount of each new policy may be for any amount you choose, up to one half of the Policy’s Face Amount, including the Face Amount under any ARTR-LS or SVER-LS attached to the Policy, both as of the date of the exchange. You must give your written consent if the face amounts of the two new policies are not equal. The original Policy’s Cash Surrender Value will be allocated as premiums to the two new policies in proportion to the face amount of the new policies. We will waive any Policy charge normally charged to cover our expenses arising from any state or federal tax charged to us due to the exchange. Policy Debt will also be split in proportion to the face amount of the new policies.

The Rider will terminate on the earliest of your Written Request, the date of the first death of the two Insureds, on lapse or termination of the Policy, when the older of the two Insureds reaches Age 80, or upon exercise of this Rider.

• Policy Split Option Rider

Allows the Policy to be split into two individual policies subject to satisfactory evidence of insurability on each Insured. The exchange may be made to any individual flexible premium adjustable life insurance policy that we regularly issue at the time of exchange, subject to our approval. A $200 administrative fee may be deducted from the original Policy’s Accumulated Value on the effective date of the exchange. Although not anticipated, we reserve the right to charge for any state or federal taxes incurred upon exercise of this Rider.

The original Policy’s Accumulated Value, Policy Debt and Cash Surrender Value are split in proportion to the Face Amount. We waive the surrender charge on your original Policy.

The Rider will terminate on the date of the first death of the two Insureds, on lapse or termination of the Policy, or upon exercise of this Rider.

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Things to Keep in Mind

We offer other variable life insurance policies which provide insurance protection on the life of one person or the lives of two people. The loads and charges on these policies may be different. Combining a Policy and a Rider, however, may be more economical than adding another Policy. It may also be more economical to provide an amount of insurance Coverage through a Policy alone. Many life insurance policies have some flexibility in structuring the Face Amount, the Death Benefit, and premium payments in targeting the cash values based on your particular needs.

Depending on the Ages and Risk Classes of the Insureds, in some cases, the ARTR-LS and SVER-LS Riders may have lower charges than simply purchasing the Face Amount on a Policy alone. In some cases, the charges may be higher. Some charges are higher in the early years of the policy and/or rider, and some reduce with policy and/or rider duration.

In general, your Policy Coverage offers the advantage of lower overall guaranteed charges than the added Riders. If you add a Rider or Riders to your Policy, and if we apply maximum guaranteed charges, you may increase your risk of lapse even if all planned premiums are paid. Adding a Rider or Riders may also affect the amount of premium you can pay on your Policy and still have it qualify as life insurance.

Combining a Policy with a ARTR-LS may lower costs and may improve Accumulated Value accrual for the same amount of Death Benefit. However, your Policy has guaranteed maximum charges. Adding a ARTR-LS will result in guaranteed maximum charges that are higher than for a single Policy with the same Face Amount.

Combining a Policy with a SVER-LS may improve Accumulated Value accrual in the early years of your Policy, but could result in either higher or lower charges than under a single Policy. The timing of certain charges for Policies held for certain periods may also be affected.

Ultimately, individual needs and objectives vary, and they may change through time. It is important that you consider your goals and options carefully. You should discuss your insurance needs and financial objectives with your life insurance producer before purchasing any life insurance product or purchasing additional insurance benefits. You should also consider a periodic review of your Coverage with your life insurance producer.

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HOW PREMIUMS WORK

Your Policy gives you the flexibility to choose the amount and frequency of your premium payments within certain limits. Each premium payment must be at least $50.

The amount, frequency, and period of time over which you make premium payments may affect whether your Policy will be classified as a Modified Endowment Contract, or no longer qualifies as life insurance for tax purposes. See VARIABLE LIFE INSURANCE AND YOUR TAXES for more information.

We deduct a premium load from each premium payment, and then allocate your Net Premium to the Investment Options you have chosen. Depending on the performance of your Investment Options, and on how many withdrawals, loans or other Policy features you have taken advantage of, you may need to make additional premium payments to cover monthly deductions for Policy charges to keep your Policy In Force. We reserve the right to accept premium payments in amounts less than $50.

Your Initial Premium

We apply your first premium payment to the Policy on the later of the day we receive it or the day we receive all contractual and administrative requirements necessary for your Policy to be In Force. See HOW PREMIUMS WORK – Allocating Your Premiums for more information on when your first Net Premium is allocated to the Investment Options.

If you have outstanding contractual and administrative requirements, your life insurance producer will notify you of a delivery date when any outstanding requirements are due to us, not to exceed 45 days from the date we issue your Policy. If we do not receive your first premium payment and all contractual and administrative requirements on or before the delivery date, we can cancel the Policy and refund any premium payment you have made. We may extend the delivery date in some cases.

Planned Periodic Premium Payments

You can schedule the amount and frequency of your premium payments. We refer to scheduled premium payments as your planned periodic premium. Here’s how it works:

• You indicate whether you want to make premium payments annually, semi-annually, or quarterly. You can also choose monthly payments using our monthly Electronic Funds Transfer Plan, which is described below.

• We send you a notice to remind you of your scheduled premium payment (except for monthly Electronic Funds Transfer plan payments, which are paid automatically).

• If you have any Policy Debt, we will treat any payment you make during the life of your Policy as a loan repayment, not as a premium payment, unless you tell us otherwise in writing. When a payment, or any portion of it, exceeds your Policy Debt, we will treat it as a premium payment.

You do not have to make the premium payments you have scheduled. However, not making a premium payment may have an impact on any financial objectives you may have set for your Policy’s Accumulated Value and Death Benefit, and could cause your Policy to lapse. Even if you pay all your premiums when they’re scheduled, your Policy could lapse if the Accumulated Value, less any Policy Debt, is not enough to pay your monthly charges. Turn to YOUR POLICY’S ACCUMULATED VALUE for more information.

Paying Your Premium

Premium payments must be made in a form acceptable to us before we can process it. You may pay your premium:

• by personal check, drawn on a U.S. bank

• by cashier’s check, if it originates in a U.S. bank

• by money order in a single denomination of more than $10,000 for in force payments, if it originates in a U.S. bank

• by third party payments, when there is a clear relationship between the payor (individual, corporation, trust, etc.) and the Insured and/or Owner

• by temporary check with the ABA routing number and account number pre-printed on the check

• wire transfers that originate in U.S. banks.

We will not accept premium payments in the following forms:

• cash

• credit card or check drawn against a credit card account

• traveler’s checks

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• cashier’s check or money order drawn on a non-U.S. bank, even if the payment may be effected through a U.S. bank

• money order in a single denomination of $10,000 or less

• third party payments, if there is not a clear relationship between the payor (individual, corporation, trust, etc.) and the Insured and/or Owner

• wire transfers that originate from foreign bank accounts.

If your Policy is subject to the Minimum Death Benefit, and you want to pay a premium that increases the Net Amount At Risk, you will need to provide us with satisfactory evidence of insurability before we can increase the Death Benefit regardless of which Death Benefit Option you have selected. In this event, your cost of insurance charges will also increase. Cost of insurance charges are based, among other things, upon your Policy’s Net Amount At Risk. For more information, see YOUR POLICY’S ACCUMULATED VALUE on how cost of insurance charges are calculated.

All unacceptable forms of premium payments will be returned to the payor along with a letter of explanation. We reserve the right to reject or accept any form of payment. If you make premium payments or loan repayments by Electronic Funds Transfer or by check other than a cashier’s check, your payment of any withdrawal proceeds and any refund during the free look period may be delayed until we receive confirmation in our administrative office that your payment has cleared.

Monthly Electronic Funds Transfer Plan

You can make monthly premium payments or loan payments using our Electronic Funds Transfer Plan. Here’s how it works:

• You authorize us to withdraw a specified amount from your checking account, savings account or money market account each month.

• If you do not specify a day for us to make the withdrawal, we will withdraw the payment on your Policy’s monthly anniversary.

• If you make monthly payments by the Electronic Funds Transfer Plan, we will apply the payments as loan repayment unless you have requested that payments be applied as premium payments. Loan payments made by the Electronic Funds Transfer Plan must be at least $50.

Deductions From Your Premiums

We deduct a maximum premium load of 8.00% from each premium payment you make.

This charge helps pay for the cost of distributing our Policies, and is also used to pay state and local premium taxes, any other taxes that may be imposed, and to compensate us for certain costs or lost investment opportunities resulting from our amortization and delayed recognition of certain policy acquisition expenses for federal income tax purposes. These consequences are referred to as the deferred acquisition cost (“DAC tax”).

Like other Policy charges, we may profit from the premium load and may use these profits for any lawful purpose, such as the payment of distribution and administrative expenses. We will notify you in advance if we change our current load rate.

Limits on the Premium Payments You Can Make

We will not accept premium payments after your Policy’s Monthly Deduction End Date.

Federal tax law puts limits on the amount of premium payments you can make in relation to your Policy’s Death Benefit. These limits apply in the following situations:

• If you have chosen the Guideline Premium Test as your Death Benefit Qualification Test and accepting the premium means your Policy will no longer qualify as life insurance for federal income tax purposes.

• If applying the premium in that Policy Year means your Policy will become a Modified Endowment Contract. You may direct us to accept premium payments or other instructions that will cause your Policy to be treated as a Modified Endowment Contract by signing a Modified Endowment Contract Election Form. You will find a detailed discussion of Modified Endowment Contracts in VARIABLE LIFE INSURANCE AND YOUR TAXES. You should speak to a qualified tax advisor for complete information regarding Modified Endowment Contracts.

• If applying the premium payment to your Policy will increase the Net Amount At Risk. This will happen if your Policy’s Death Benefit is equal to the Minimum Death Benefit or would be equal to it once we applied your premium payment.

You will find more detailed information regarding these situations in the SAI.

Allocating Your Premiums

We generally allocate your Net Premiums to the Investment Options you have chosen on your application on the day we receive them. Please turn to YOUR INVESTMENT OPTIONS for more information about the Investment Options.

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When we allocate your first premium depends on the state and replacement status. For policies that require us to return the premiums you have paid if you exercise your Free Look Right, we will hold your Net Premiums in the Fidelity® VIP Government Money Market Variable Account until the end of the applicable state free look period, and then transfer them to the Investment Options you have chosen.

If your Policy requires refunds to be based on Accumulated Value if you exercise your Free Look Right, we allocate Net Premiums to the Investment Options you have chosen on the day we receive them or your Policy Date, if later. If your Policy has outstanding contractual and/or administrative requirements necessary before it can be placed In Force, we will allocate any Net Premiums received to the Fidelity® VIP Government Money Market Variable Account until the requirements are satisfied and your Policy is placed In Force.

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YOUR POLICY’S ACCUMULATED VALUE

Accumulated Value is the value of your Policy on any Business Day. It is used as the basis for determining Policy benefits and charges.

We use it to calculate how much money is available to you for loans and withdrawals, and how much you will receive if you surrender your Policy. It also affects the amount of the Death Benefit if you choose a Death Benefit Option that’s calculated using Accumulated Value.

The Accumulated Value of your Policy is not guaranteed – it depends on the performance of the Investment Options you have chosen, the premium payments you have made, Policy charges and how much you have borrowed or withdrawn from the Policy.

If your Accumulated Value less any Policy Debt is insufficient to pay for Policy charges, your policy will enter its Grace Period. If you do not pay sufficient premium during the Grace Period to restore your Policy’s Accumulated Value, your Policy will lapse.

Calculating Your Policy’s Accumulated Value

Your Policy’s Accumulated Value is the total amount allocated to the Variable Investment Options and the Fixed Options, plus the amount in the Loan Account. Please see WITHDRAWALS, SURRENDERS AND LOANS – Taking Out a Loan for information about loans and the Loan Account.

We determine the value allocated to the Variable Investment Options on any Business Day by multiplying the number of accumulation units for each Variable Investment Option credited to your Policy on that day, by the Variable Investment Option’s unit value at the end of that day. The process we use to calculate unit values for the Variable Investment Options is described in YOUR INVESTMENT OPTIONS.

Persistency Credit

Your Policy may be eligible for a persistency credit. Here is how it works:

Beginning on your 6th Policy Anniversary and on each Policy Anniversary thereafter, we may credit your Policy with a persistency credit of 0.20% on an annual basis. We calculate the persistency credit amount on your Policy’s average Accumulated Value less any Policy Debt on each Monthly Payment Date during the preceding Policy Year. We add it proportionately to your Fixed and Variable Options according to your most recent allocation instructions.

Beginning on your 16th Policy Anniversary, we may increase your annual persistency credit to 0.35%.

Beginning on your 21st Policy Anniversary, we may increase your annual persistency credit to 0.50%.

Your Policy’s persistency credit is not guaranteed, and we may discontinue the program at any time.

Monthly Deductions

We deduct a monthly charge from your Policy’s Accumulated Value. If there is not enough Accumulated Value to pay the monthly charge, your Policy could lapse. The performance of the Investment Options you choose, the timing and amount of your premium payments, or taking out a withdrawal or a loan all affect the Accumulated Value of your Policy. You will find a discussion about when your Policy might lapse, and what you can do to reinstate it, later in this section.

Unless you tell us otherwise, we deduct the monthly charge from the Investment Options that make up your Policy’s Accumulated Value, in proportion to the Accumulated Value you have in each Investment Option. This charge is made up of five charges:

• cost of insurance

• administrative charge

• Coverage charge

• charges for optional Riders

• asset charge

Cost of Insurance

This charge is for providing you with life insurance protection. Like other Policy charges, we may profit from the cost of insurance charge and may use these profits for any lawful purpose such as the payment of distribution and administrative expenses.

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We deduct a cost of insurance charge based on the cost of insurance rate and Net Amount At Risk for each Coverage Layer.

There are maximum or guaranteed cost of insurance rates associated with your Policy. These rates are shown in your Policy Specifications.

The guaranteed rates include the insurance risks associated with insuring two people. They are calculated using 2001 Commissioners Standard Ordinary Mortality Tables. The cost of insurance rates take into consideration the Age and gender of the Insureds unless unisex rates are required. Gender blended tables are used for unisex cost of insurance rates. Unisex rates are used for Policies issued in the state of Montana.

Our current cost of insurance rates will apply uniformly to all members of the same Class. Any changes in the cost of insurance rates will apply uniformly to all members of the same Class. These rates generally increase as the Insured’s Age increases, and they vary with the number of years the Policy has been In Force. Our current rates do not and will not exceed the guaranteed rates in the future.

How we calculate cost of insurance
We calculate cost of insurance by multiplying the current cost of insurance rate by a Net Amount At Risk at the beginning of each Policy month.

The Net Amount At Risk used in the cost of insurance calculation is the difference between a Death Benefit that would be payable if both Insureds died, and the Accumulated Value of your Policy. We calculate it in two steps:

First, we calculate the total Net Amount At Risk for your Policy in two steps:
• Step 1: we divide the Death Benefit that would be payable at the beginning of the Policy month by 1.0020598.
• Step 2: we subtract your Policy’s Accumulated Value at the beginning of the Policy month from the amount we calculated in Step 1.

Next we allocate the Net Amount At Risk in proportion to the Face Amount of the base Policy, any optional ARTR-LS and any optional SVER-LS, and each increase that’s In Force as of your Monthly Payment Date.

We then multiply the amount of each allocated Net Amount At Risk by the cost of insurance rate for each Coverage Layer. The sum of these amounts is your cost of insurance charge.

Premiums, Net Premiums, Policy fees and charges, withdrawals, investment performance and fees and expenses of the underlying portfolios may affect your Net Amount At Risk, depending on the Death Benefit Option you choose or if your Death Benefit under the Policy is the Minimum Death Benefit.

Choosing a guaranteed period

We guarantee our current cost of insurance rates. If, when the Policy is issued, the older Insured is:

• Age 65 or younger, we guarantee the rates for 10 years

• older than 65, but younger than 81, we guarantee the rates for 5 years

• older than 80, we guarantee the rates for 1 year.

However, if either Insured is uninsurable, and the older Insured is Age 65 or younger, we guarantee the rates for 5 years. If either Insured is uninsurable, and the older Insured is Age 66 or older, we guarantee the rates for 1 year.

If the older Insured is Age 50 or younger, and neither Insured is uninsurable, you have the option to extend the guaranteed period to fifteen years. You can only do this when the Policy is issued and you cannot change the guaranteed period later. There is no guaranteed period for the Annual Renewable Term Rider.

If you increase the Face Amount, the cost of insurance rates associated with the increase will have the same guaranteed period that you chose when the Policy was issued. This will be effective on the day of the increase. However, if on the day of the increase the older Insured is older than Age 50, or either Insured is uninsurable, the guaranteed period for the increase will be the guaranteed period which we offer for Age and insurability as of the day of the increase.

If you qualify for the 15-year guaranteed period, the guaranteed period you choose may affect the Accumulated Value and the initial Face Amount of your Policy, as well as the amount of premium you can pay. The shorter guaranteed period will provide for higher guideline premium and seven-pay premium limits which, if paid, provide the potential to accrue a larger Accumulated Value. The longer guaranteed period will have lower premium limits, but will provide you with improved guarantees on your cost of insurance rates. You should discuss your insurance needs and financial objectives with your life insurance producer to help you determine which guaranteed period works best for you.

There is no charge for extending the guaranteed period to 15 years.

Administrative charge

We deduct a charge not to exceed $10.00 a month to help cover the costs of administering and maintaining our Policies. We guarantee that this charge will not increase. The administrative charge is $0 on and after the Monthly Deduction End Date.

Coverage charge

We deduct a Coverage charge every month to help cover the costs of distributing our Policies. Like other Policy charges, we may profit from the Coverage charge and may use these profits for any lawful purpose, such as the payment of administrative costs.

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Each Coverage Layer has its own Coverage charge. The amount deducted monthly is the sum of the Coverage charges calculated for each Coverage Layer in effect.

The Coverage charge for your Policy at issue is calculated based on the Age and Risk Class of the Insureds and the Death Benefit Option you elect and multiplied by the initial Face Amount of your Policy.

Additional Coverage Layers will have a Coverage charge calculated based on the same criteria, all as of the effective date of the Coverage Layer. We will specify the charge in a supplemental schedule of benefits at the time the new Coverage Layer goes into effect. We will apply the charge for each Coverage Layer from the day that Coverage Layer goes into effect. If you decrease your Policy’s Face Amount, the Coverage charge will remain the same.

The Coverage charge per $1,000 for each Coverage Layer will remain level for 10 Policy Years from effective date, then is reduced in Policy Year 11 and thereafter. We may charge less than our guaranteed rate. The guaranteed Coverage charges for your Policy will be shown in your Policy Specifications.

An example
For a Policy that insures a male non-smoker Age 56 and a female non-smoker Age 53 when the Policy is issued, with a Face Amount of $1,000,000:
The guaranteed Coverage charge is $435.50 for years 1-10 and $250.80 for years 11 and thereafter. The current Coverage charge is $435.50 for the first 10 years and $0.00 thereafter.

The Coverage charge is $0 on and after the Monthly Deduction End Date.

Asset Charge

We deduct an asset charge every month at a guaranteed maximum annual rate of 0.45% annually (0.0375% monthly) on the first $25,000 of your Policy’s Accumulated Value in the Investment Options plus an annual rate of 0.05% (0.0042% monthly) of the Accumulated Value in the Investment Options that exceeds $25,000.

For purposes of this charge, the amount of Accumulated Value is calculated on the Monthly Payment Date before we deduct the monthly charge, but after we deduct any Policy Debt, withdrawals or loans, or allocate any new Net Premium.

The annual rate for the asset charge is 0% on and after the Monthly Deduction End Date.

An example

For a Policy with Accumulated Value of $30,000 in the Investment Options, the maximum monthly asset charge is:

($25,000 × 0.0375%) + ($5,000 × 0.0042%) = $9.38 + $0.21 = $9.59

Charges for optional riders

For any Riders that you select under your Policy, the charge will be added to your Monthly Deduction.

Lapsing and Reinstatement

There is no guarantee that your Policy will not lapse even if you pay your planned periodic premium. Your Policy will lapse if there is not enough Accumulated Value, after subtracting any Policy Debt, to cover the monthly charge on the day we make the deduction.

Your Policy’s Accumulated Value is affected by the following:

• loans or withdrawals you make from your Policy

• certain Rider benefits paid from your Policy

• not making planned periodic premium payments

• the performance of your Investment Options

• charges under the Policy.

If there is not enough Accumulated Value to pay the total monthly charge, we deduct the amount that’s available and send you, and anyone you have assigned your Policy to, a notice telling you the amount to pay to keep your Policy In Force. The minimum amount you must pay to keep your Policy In Force is equal to three times the monthly charge that was due on the Monthly Payment Date when there was not enough Accumulated Value to pay the charge, plus premium load. For more information regarding payment due to keep your Policy In Force, please contact our Life Insurance Division.

We will give you a Grace Period of 61 days from the date we send the notice to pay sufficient premium to keep your Policy In Force. Your Policy will remain In Force during the Grace Period.

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If we do not receive your payment within the Grace Period, your Policy will lapse with no value. This means we will end your life insurance Coverage.

If you make the minimum payment

If we receive your payment within the Grace Period, we will allocate your Net Premium on the day it is received to the Investment Options you have chosen and deduct the monthly charge from your Investment Options in proportion to the Accumulated Value you have in each Investment Option at the next policy monthly payment date.

If your Policy is in danger of lapsing and you have Policy Debt, you may find that making the minimum payment would cause the total premiums paid to exceed the maximum amount for your Policy’s Face Amount under tax laws. In that situation, we will not accept the portion of your payment that would exceed the maximum amount. To stop your Policy from lapsing, you will have to repay a portion of your Policy Debt.

Remember to tell us if your payment is a premium payment. Otherwise, we will treat it as a loan repayment.

How to avoid future lapsing

To stop your Policy from lapsing in the future, you may want to make larger or more frequent premium payments if tax laws permit it. Or if you have a Policy loan, you may want to repay a portion of it.

Paying Death Benefit Proceeds during the Grace Period

If the Survivor dies during the Grace Period, we will pay Death Benefit Proceeds to your Beneficiary. We will reduce the payment by any unpaid monthly charges and any Policy Debt.

Reinstating a lapsed Policy

If your Policy lapses, you have five years from the end of the Grace Period to apply for a reinstatement. We will consider your reinstatement request if you send us the following:

• a written application

• evidence of insurability satisfactory to us for each Insured who was alive on the date of lapse

• a premium payment sufficient, after deduction of premium load, to:

• cover all unpaid monthly charges and Policy loan interest that were due in the Grace Period, and

• keep your Policy In Force for three months after the day your Policy is reinstated.

We will reinstate your Policy as of the first Monthly Payment Date on or after the day we approve the reinstatement. When we reinstate your Policy, its Accumulated Value will be the same as it was on the day your Policy lapsed. We will allocate the Accumulated Value according to your most recent premium allocation instructions.

At reinstatement:

• Surrender charges and Policy charges other than Cost of Insurance Charges will resume on their schedule as of the Monthly Payment Date when lapse occurred.

• Cost of Insurance Charges will be calculated using Cost of Insurance Rates that resume their original schedule as if lapse had never occurred, reflecting the Insureds’ Ages at reinstatement and policy duration measured from the original Policy Date.

Reinstating a lapsed Policy with Policy Debt

If you had Policy Debt when your Policy lapsed, we will not pay or credit interest on it during the period between the lapsing and reinstatement of your Policy. There are special rules that apply to reinstating a Policy with Policy Debt:

• If we reinstate your Policy on any Monthly Payment Date other than the Monthly Payment Date that immediately follows the lapse, we will deduct the Policy Debt from your Policy’s Accumulated Value. This means you will no longer have Policy Debt when your Policy is reinstated. However, we will reinstate your Policy Debt if you ask us to in writing.

• Please be advised that reinstatement will not change any tax reporting as a result of the policy lapse. We encourage you to consult with your tax advisor.

Short-Term No-Lapse Guarantee Rider

Subject to state availability, if you meet certain requirements, your Policy has a No Lapse Guarantee Rider (“No Lapse Rider”). The No Lapse Rider may continue your Policy if it would otherwise lapse. For more information, please see POLICY BENEFITS – Optional Riders and Benefits.

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YOUR INVESTMENT OPTIONS

This section tells you about the Investment Options available under your Policy and how they work.

We put your Net Premium in our General Account and Separate Account. We own the assets in our accounts and allocate your Net Premiums, less any charges, to the Investment Options you have chosen. Amounts allocated to any available Fixed Options are held in our General Account. Amounts allocated to the Variable Investment Options are held in our Separate Account. You will find information about when we allocate Net Premiums to your Investment Options in HOW PREMIUMS WORK.

You choose your initial Investment Options on your application. If you choose more than one Investment Option, you must tell us the dollar amount or percentage you want to allocate to each Investment Option. You can change your premium allocation instructions at any time.

You can change your premium allocation instructions by writing or sending a fax. If we have your completed telephone and electronic authorization on file, you can call us at (800) 347-7787 or submit a request electronically. Or you can ask your life insurance producer to contact us. You will find more information regarding telephone and electronic instructions in POLICY BASICS.

The Investment Options you choose, and how they perform, will affect your Policy’s Accumulated Value and may affect the Death Benefit. Please review the Investment Options carefully. You may ask your life insurance producer to help you choose the right ones for your goals and tolerance for risk. Any financial firm or representative you engage to provide advice and/or make transfers for you is not acting on our behalf. We are not responsible for any investment decisions or allocations you make, recommendations such financial representatives make or any allocations or specific transfers they choose to make on your behalf. Some broker-dealers may not allow or may limit the amount you may allocate to certain Investment Options. Work with your life insurance producer to help you choose the right Investment Options for your investment goals and risk tolerance. Make sure you understand any costs you may pay directly and indirectly on your Investment Options because they will affect the value of your Policy.

Variable Investment Options

The following charts are summaries of the Fund portfolios. You will find detailed descriptions of the portfolios in each Fund prospectus. There’s no guarantee that a portfolio will achieve its investment objective. You should read each Fund prospectus carefully before investing.

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	INVESTMENT GOAL	PORTFOLIO MANAGER
Invesco V.I. International Growth Fund Series II	Long-term growth of capital.	Invesco Advisers, Inc.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER
American Century VP Mid Cap Value Fund Class II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.

AMERICAN FUNDS INSURANCE SERIES	INVESTMENT GOAL	PORTFOLIO MANAGER
American Funds IS Asset Allocation Fund Class 4	Seeks to provide high total returns (including income and capital gains) consistent with preservation of capital over long term.	Capital Research and Management CompanySM

American Funds IS Growth Fund Class 4	Seeks to provide growth of capital.	Capital Research and Management CompanySM

American Funds IS Growth-Income Fund Class 4	Seeks to provide long-term growth of capital and income.	Capital Research and Management CompanySM

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BLACKROCK VARIABLE SERIES FUNDS, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER
BlackRock Basic Value V.I. Fund Class III	Seeks capital appreciation and, secondarily, income.	BlackRock Advisors, LLC
BlackRock Global Allocation V.I. Fund Class III	Seeks high total investment return.	BlackRock Advisors, LLC

BlackRock iShares® Alternative Strategies V.I. Fund Class I	Seeks to achieve long term growth of capital and risk adjusted returns.	BlackRock Advisors, LLC

BlackRock iShares® Dynamic Allocation V.I. Fund Class I	Seeks to provide total return.	BlackRock Advisors, LLC

DREYFUS VARIABLE INVESTMENT FUND	INVESTMENT GOAL	PORTFOLIO MANAGER
Dreyfus VIF Appreciation Portfolio Service Shares	Seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	The Dreyfus Corporation

FIDELITY® VARIABLE INSURANCE PRODUCTS FUNDS	INVESTMENT GOAL	PORTFOLIO MANAGER
Fidelity® VIP Contrafund® Portfolio Service Class 2	Seeks long-term capital appreciation.	Fidelity Management & Research Co., Inc.
Fidelity® VIP Freedom 2010 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research Co., Inc.
Fidelity® VIP Freedom 2015 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research Co., Inc.
Fidelity® VIP Freedom 2020 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research Co., Inc.
Fidelity® VIP Freedom 2025 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research Co., Inc.
Fidelity® VIP Freedom 2030 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research Co., Inc.
Fidelity® VIP Freedom 2035 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research Co., Inc.
Fidelity® VIP Freedom 2045 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research Co., Inc.
Fidelity® VIP Freedom Income PortfolioSM Service Class 2	Seeks high total return. (Principal preservation is of secondary importance.)	Fidelity Management & Research Co., Inc.
Fidelity® VIP Government Money Market Portfolio Service Class	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity Management & Research Co., Inc.

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FIDELITY® VARIABLE INSURANCE PRODUCTS FUNDS	INVESTMENT GOAL	PORTFOLIO MANAGER
Fidelity® VIP Growth Portfolio Service Class 2	Seeks capital appreciation.	Fidelity Management & Research Co., Inc.
Fidelity® VIP Mid Cap Portfolio Service Class 2	Seeks long-term growth of capital.	Fidelity Management & Research Co., Inc.
Fidelity® VIP Value Strategies Portfolio Service Class 2	Seeks capital appreciation.	Fidelity Management & Research Co., Inc.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER
Templeton Foreign VIP Fund Class 2	Long-term capital growth.	Templeton Investment Counsel, LLC
Templeton Global Bond VIP Fund Class 2	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Franklin Advisers, Inc.

JANUS ASPEN SERIES	INVESTMENT GOAL	PORTFOLIO MANAGER

Janus Henderson Enterprise Portfolio Service Shares	Long-term growth of capital.	Janus Capital Management LLC
Janus Henderson Overseas Portfolio Service Shares	Long-term growth of capital.	Janus Capital Management LLC

LAZARD RETIREMENT SERIES, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER
Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Class	Seeks total return.	Lazard Asset Management LLC

Lazard Retirement International Equity Portfolio Service Class	Seeks long-term capital appreciation.	Lazard Asset Management LLC

Lazard Retirement US Strategic Equity Portfolio Service Class	Seeks long-term capital appreciation.	Lazard Asset Management LLC

LEGG MASON PARTNERS VARIABLE EQUITY TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER
ClearBridge Variable Aggressive Growth Portfolio – Class II	Seeks capital appreciation.	Legg Mason Partners Fund Advisor, LLC
ClearBridge Variable Mid Cap Portfolio – Class II	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC

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LEGG MASON PARTNERS VARIABLE INCOME TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER
Western Asset Variable Global High Yield Bond Portfolio – Class II	Seeks to maximize total return.	Legg Mason Partners Fund Advisor, LLC

LORD ABBETT SERIES FUND, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER

Lord Abbett Bond Debenture Portfolio Class VC	Seeks to deliver high current income and long-term growth of capital by investing primarily in a variety of fixed income securities and select equity-related securities.	Lord Abbett & Co. LLC
Lord Abbett Developing Growth Portfolio Class VC	Seeks to deliver long-term growth of capital by investing primarily in stocks of small U.S. companies.	Lord Abbett & Co. LLC
Lord Abbett Fundamental Equity Portfolio Class VC	Seeks to deliver long-term growth of capital by investing primarily in stocks of U.S. companies.	Lord Abbett & Co. LLC
Lord Abbett Total Return Portfolio Class VC

Seeks to deliver current income and the opportunity for capital appreciation by investing primarily in U.S. investment grade corporate, government, and mortgage- and asset-backed securities, with select allocations to high yield and foreign debt securities.

Lord Abbett & Co. LLC

MFS VARIABLE INSURANCE TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER
MFS® New Discovery Series –Service Class	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® Utilities Series – Service Class[1]	Seeks total return.	Massachusetts Financial Services Company
MFS® Value Series – Service Class	Seeks capital appreciation.	Massachusetts Financial Services Company

M FUND	INVESTMENT GOAL	PORTFOLIO MANAGER
M Capital Appreciation Fund	Seeks to provide maximum capital appreciation.	Frontier Capital Management Company, LLC
M International Equity Fund	Seeks to provide long-term capital appreciation.	Northern Cross, LLC
M Large Cap Growth Fund	Seeks to provide long-term capital appreciation.	DSM Capital Partners LLC
M Large Cap Value Fund	Seeks to provide long-term capital appreciation.	AJO, LP

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER

Neuberger Berman Sustainable Equity Portfolio Class I (formerly called Neuberger Berman Socially Responsive Portfolio)	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.	Neuberger Berman Investment Advisers LLC

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OPPENHEIMER VARIABLE ACCOUNT FUNDS	INVESTMENT GOAL	PORTFOLIO MANAGER

Oppenheimer Global Fund/VA Service Shares	Seeks capital appreciation.	OFI Global Asset Management, Inc.
Oppenheimer Main Street Small Cap Fund®/VA Non-Service Shares	Seeks capital appreciation.	OFI Global Asset Management, Inc.

PACIFIC SELECT FUND	INVESTMENT GOAL	MANAGER
All Portfolios offered are Class I unless otherwise noted below.
Comstock Portfolio	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Core Income Portfolio	Seeks a high level of current income; capital appreciation is of secondary importance.	Pacific Asset Management
Currency Strategies Portfolio	Seeks to provide total return.	UBS Asset Management (Americas) Inc. & Macro Currency Group

Developing Growth Portfolio* *Effective May 1, 2014, transfer requests and future premium allocations designated to the Developing Growth investment option will no longer be accepted.	Seeks capital appreciation; no consideration is given to income.	Lord, Abbett & Co. LLC

PSF DFA Balanced Allocation Portfolio Class D	Seeks long-term growth of capital and low to moderate income.	Pacific Life Fund Advisors LLC
Diversified Alternatives Portfolio	Seeks to provide total return.	Pacific Life Fund Advisors LLC
Diversified Bond Portfolio	Seeks to maximize total return consistent with prudent investment management.	Western Asset Management Company
Dividend Growth Portfolio	Seeks dividend income and long-term capital appreciation.	T. Rowe Price Associates, Inc.
Emerging Markets Debt Portfolio	Seeks to maximize total return consistent with prudent investment management.	Ashmore Investment Management Limited
Emerging Markets Portfolio	Seeks long-term growth of capital.	OppenheimerFunds, Inc.
Equity Index Portfolio	Seeks investment results that correspond to the total return of common stocks that are publicly traded in the U.S.	BlackRock Investment Management, LLC
Equity Long/Short Portfolio	Seeks capital appreciation.	AQR Capital Management, LLC
Floating Rate Income Portfolio	Seeks a high level of current income.	Pacific Asset Management
Floating Rate Loan Portfolio	Seeks a high level of current income.	Eaton Vance Investment Managers
Focused Growth Portfolio	Seeks long-term growth of capital.	Janus Capital Management LLC
Global Absolute Return Portfolio	Seeks to provide total return.	Eaton Vance Investment Managers
Growth Portfolio	Seeks long-term growth of capital.	MFS Investment Management
Health Sciences Portfolio	Seeks long-term growth of capital.	BlackRock Investment Management, LLC
High Yield Bond Portfolio	Seeks a high level of current income.	Pacific Asset Management

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PACIFIC SELECT FUND	INVESTMENT GOAL	MANAGER
Inflation Managed Portfolio	Seeks to maximize total return consistent with prudent investment management.	Pacific Investment Management Company LLC

Inflation Strategy Portfolio	Seeks to maximize total return consistent with prudent investment management.	Barings LLC

International Large-Cap Portfolio	Seeks long-term growth of capital.	MFS Investment Management
International Small-Cap Portfolio	Seeks long-term growth of capital.	QS Investors, LLC
International Value Portfolio

Seeks long-term capital appreciation primarily through investment in equity securities of corporations domiciled in countries with developed economies and markets other than the U.S. Current income from dividends and interest will not be an important consideration.

Wellington Management Company LLP
Large-Cap Growth Portfolio	Seeks long-term growth of capital; current income is of secondary importance.	BlackRock Investment Management, LLC
Large-Cap Value Portfolio	Seeks long-term growth of capital; current income is of secondary importance.	ClearBridge Investments, LLC
Long/Short Large-Cap Portfolio	Seeks above-average total returns.	J.P. Morgan Investment Management Inc.

As previously supplemented on February 28, 2018, the Long/Short Large-Cap Portfolio will be reorganized and transferred to the Main Street® Core Portfolio on or about June 28, 2018 (the “Transfer Date”). For 30 calendar days before the Transfer Date and for 30 calendar days after the Transfer Date, you may make a one-time transfer of all or a portion of the Accumulated Value you have in the Long/Short Large-Cap Portfolio or in the Main Street® Core Portfolio, as applicable, to any other available Investment Option without the transfer counting towards the twenty-five (25) transfers permitted each calendar year. All other transfers are subject to the limitations as described in this Prospectus.  Unless you instruct us otherwise, after the Transfer Date any outstanding instruction you have on file with us that designates the Long/Short Large-Cap Portfolio will be deemed an instruction for the Main Street® Core Portfolio. Any references to the Long/Short Large-Cap Portfolio are deleted from this Prospectus after the Transfer Date.

Main Street® Core Portfolio	Seeks long-term growth of capital and income.	OppenheimerFunds, Inc.
Managed Bond Portfolio	Seeks to maximize total return consistent with prudent investment management.	Pacific Investment Management Company LLC
Mid-Cap Equity Portfolio	Seeks capital appreciation.	Scout Investments, Inc.
Mid-Cap Growth Portfolio	Seeks long-term growth of capital.	Ivy Investment Management Company
Mid-Cap Value Portfolio	Seeks long-term growth of capital.	Boston Partners Global Investors, Inc.
Pacific Dynamix – Conservative Growth Portfolio	Seeks current income and moderate growth of capital.	Pacific Life Fund Advisors LLC
Pacific Dynamix – Growth Portfolio	Seeks moderately high, long-term growth of capital with low, current income.	Pacific Life Fund Advisors LLC
Pacific Dynamix – Moderate Growth Portfolio	Seeks long-term growth of capital and low to moderate income.	Pacific Life Fund Advisors LLC
Portfolio Optimization Aggressive-Growth Portfolio	Seeks high, long-term capital appreciation.	Pacific Life Fund Advisors LLC
Portfolio Optimization Conservative Portfolio	Seeks current income and preservation of capital.	Pacific Life Fund Advisors LLC
Portfolio Optimization Growth Portfolio	Seeks moderately high, long-term capital appreciation with low, current income.	Pacific Life Fund Advisors LLC
Portfolio Optimization Moderate Portfolio	Seeks long-term growth of capital and low to moderate income.	Pacific Life Fund Advisors LLC

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PACIFIC SELECT FUND	INVESTMENT GOAL	MANAGER
Portfolio Optimization Moderate-Conservative Portfolio	Seeks current income and moderate growth of capital.	Pacific Life Fund Advisors LLC

Real Estate Portfolio	Seeks current income and long-term capital appreciation.	Principal Real Estate Investors LLC

Short Duration Bond Portfolio	Seeks current income; capital appreciation is of secondary importance.	T. Rowe Price Associates, Inc.
Small-Cap Equity Portfolio	Seeks long-term growth of capital.	Franklin Advisory Services, LLC & BlackRock Investment Management, LLC
Small-Cap Index Portfolio	Seeks investment results that correspond to the total return of an index of small-capitalization companies.	BlackRock Investment Management, LLC
Small-Cap Value Portfolio	Seeks long-term growth of capital.	AllianceBernstein L.P.
Technology Portfolio	Seeks long-term growth of capital.	MFS Investment Management
Value Advantage Portfolio	Seeks to provide long-term total return from a combination of income and capital gains.	J.P. Morgan Investment Management Inc.

PIMCO VARIABLE INSURANCE TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER

PIMCO Global Multi-Asset Managed Allocation Portfolio – Advisor Class	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Bloomberg Barclays U.S. Aggregate Index.	Pacific Investment Management Company, LLC
PIMCO Income Portfolio – Administrative Class	Seeks to maximize current income. Long-term capital appreciation is a secondary objective.	Pacific Investment Management Company, LLC

ROYCE CAPITAL FUND	INVESTMENT GOAL	PORTFOLIO MANAGER
Royce Micro-Cap Portfolio Service Class	Long-term growth of capital.	Royce & Associates, LP

STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER
State Street Total Return V.I.S. Fund Class 3	Highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.	SSGA Funds Management, Inc.

T. ROWE PRICE EQUITY SERIES, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER

T. Rowe Price Blue Chip Growth Portfolio – II	Seeks to provide long-term capital growth. Income is a secondary objective.	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income Portfolio – II	Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.	T. Rowe Price Associates, Inc.

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VANECK VIP TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER
VanEck VIP Global Hard Assets Fund Initial Class[2]	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	Van Eck Associates Corporation

1 Issuers in the utilities industry include issuers engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, and issuers engaged in telecommunications, including wireless, telephone, and cable (but not engaged in public broadcasting).

2 Hard Assets include precious metals (including gold), base and industrial metals, energy, natural resources and other commodities. A hard assets company is a Company that derives directly or indirectly, at least 50% of its revenues from exploration, development, production, distribution or facilitation of processes relating to hard assets.

The Investment Adviser

American Century Investment Management, Inc. is the investment adviser of the American Century Variable Portfolios, Inc.

Capital Research and Management CompanySM is the investment adviser of the American Funds Insurance Series.

BlackRock Advisors, LLC is the investment adviser for the BlackRock Variable Series Funds, Inc.

The Dreyfus Corporation is the investment adviser of the Dreyfus Variable Investment Fund. The Fund’s sub-adviser is Fayez Sarofim & Co.

Fidelity Management & Research Co., Inc. is the investment adviser of the Fidelity® Variable Insurance Products Funds.

Franklin Advisers, Inc. is the investment adviser for the Templeton Global Bond VIP Fund portfolio. Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign VIP Fund portfolio.

Invesco Advisers, Inc. is the investment adviser of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

Janus Capital Management LLC is the investment adviser of the Janus Aspen Series.

Lazard Asset Management LLC is the investment manager of the Lazard Retirement Series, Inc.

Legg Mason Partners Fund Advisor, LLC is the investment manager of the Legg Mason Partners Variable Equity Trust and the Legg Mason Partners Variable Income Trust.

Lord, Abbett & Co. LLC is the investment adviser of the Lord Abbett Series Fund, Inc.

Massachusetts Financial Services Company is the investment adviser of the MFS Variable Insurance Trust.

M Financial Investment Advisers Inc. (“MFIA”) is the investment adviser to the M Funds, and has retained other firms to manage the M Fund portfolios. The MFIA and M Fund’s Board of Directors oversee the management of all of the M Fund portfolios.

Neuberger Berman Investment Advisers LLC is the investment manager of the Neuberger Berman Advisers Management Trust.

OFI Global Asset Management, Inc. is the investment adviser of the Oppenheimer Variable Account Funds. The Fund’s sub-adviser is OppenheimerFunds, Inc.

Pacific Investment Management Company, LLC is the investment adviser of the PIMCO Variable Insurance Trust.

Pacific Life Fund Advisors LLC (PLFA), a subsidiary of Pacific Life Insurance Company, is the investment adviser for the Pacific Select Fund. PLFA and the Pacific Select Fund’s Board of Trustees oversee the management of all the Pacific Select Fund’s Portfolios, and PLFA also manages certain portfolios directly. PLFA also does business under the name “Pacific Asset Management” and manages certain Pacific Select Fund Portfolios under that name.

Royce & Associates, LP is the investment adviser of the Royce Capital Fund.

SSGA Funds Management, Inc. is the investment adviser of the State Street Variable Insurance Series Funds, Inc.

T. Rowe Price Associates, Inc. is the investment manager of the T. Rowe Price Equity Series, Inc.

Van Eck Associates Corporation is the investment adviser of the VanEck VIP Trust.

We are not responsible for the operation of the underlying Funds or any of their portfolios. We also are not responsible for ensuring that the underlying Funds and their portfolios comply with any laws that apply.

Calculating unit values

When you choose a Variable Investment Option, we credit your Policy with accumulation units. The number of units we credit equals the amount we have allocated divided by the unit value of the Variable Account. Similarly, the number of accumulation units in your Policy will be reduced when you make a transfer, withdrawal or loan from a Variable Investment Option, and when your monthly charges are deducted.

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An example

You ask us to allocate $6,000 to the Inflation Managed Investment Option on a Business Day. At the end of that day, the unit value of the Variable Account is $15. We will credit your Policy with 400 units ($6,000 divided by $15).

The value of an accumulation unit is the basis for all financial transactions relating to the Variable Investment Options. The value of an accumulation unit is not the same as the value of a share in the underlying portfolio. We calculate the unit value for each Variable Account once every Business Day, usually at or about 4:00 p.m. Eastern time.

Generally, for any transaction, we will use the next unit value calculated after we receive your Written Request. If we receive your Written Request before the time of the close of the New York Stock Exchange, which is usually 4:00 p.m. Eastern time, on a Business Day, we will use the unit value calculated as of the end of that Business Day. If we receive your request at or after the time of the close of the New York Stock Exchange on a Business Day, we will use the unit value calculated as of the end of the next Business Day.

If a scheduled transaction falls on a day that is not a Business Day, we will process it as of the end of the next Business Day. For your monthly charge, we will use the unit value calculated on your Monthly Payment Date. If your Monthly Payment Date does not fall on a Business Day, we will use the unit value calculated as of the end of the next Business Day. For information about timing of transactions, see POLICY BASICS.

The unit value calculation is based on the following:

• the investment performance of the underlying portfolio

• any dividends or distributions paid by the underlying portfolio

• any charges for any taxes that are, or may become, associated with the operation of the Variable Account.

The unit value of a Variable Account will change with the value of its corresponding portfolio. Changes in the unit value of a Variable Account will not change the number of accumulation units credited to your Policy. For unit values please go to www.pacificlife.com.

Fees and expenses paid by the Funds

Each Fund pays advisory fees, any service and distribution (12b-1) fees, and other expenses. These fees and expenses are deducted from the assets of the Fund’s portfolios and may vary from year to year. They are not fixed and are not part of the terms of your Policy. You will find more about Fund fees and expenses in FEE TABLES and in each Fund’s prospectus. If you choose a Variable Investment Option, these fees and expenses affect you indirectly because they reduce portfolio returns. Each Fund is governed by its own Board of Trustees or Board of Directors.

Fixed Options

You can also choose from two Fixed Options: the Fixed Account and the Fixed LT Account. The Fixed Options provide a guaranteed minimum annual rate of interest. The amounts allocated to the Fixed Options are held in our General Account. For more information about the General Account, see ABOUT PACIFIC LIFE.

Here are some things you need to know about the Fixed Options:

• Accumulated Value allocated to the Fixed Options earns interest on a daily basis, using a 365-day year. Our minimum annual interest rate is 2.50%.

• We may offer a higher annual interest rate on the Fixed Options. If we do, we will guarantee the higher rate until your next Policy Anniversary.

• There are no investment risks or direct charges. Policy charges still apply.

• There are limitations on when and how much you can transfer from the Fixed Options. These limitations are described below, in YOUR INVESTMENT OPTIONS – Transferring Among Investment Options. It may take several Policy Years to transfer your Accumulated Value out of either of the Fixed Options.

• We may place a limit of $1,000,000 for Net Premiums and $100,000 for loan repayments and transfers allocated to the Fixed Options in any 12-month period. This is an aggregate limit for all Pacific Life policies you own. Any allocations in excess of these limits will be allocated to your other Investment Options according to your most recent instructions. We may increase the limits at any time at our sole discretion. To find out if higher limits are in effect, ask your life insurance producer or contact us.

• We have not registered the Fixed Options with the SEC. Disclosures regarding the Fixed Options, however, are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

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Transferring Among Investment Options and Market-timing Restrictions

Transfers

You can transfer among your Investment Options any time during the life of your Policy without triggering any current income tax. If your state requires us to refund your premiums when you exercise your Free Look Right, you can make transfers and use transfer programs only after the Free Look Transfer Date. Your transfer of Accumulated Value on the Free Look Transfer Date does not count as a transfer for purpose of applying the limitations described in this section. You can make transfers by writing to us, by making a telephone or electronic transfer, or by signing up for one of our automatic transfer services. You will find more information about making telephone and electronic transfers in POLICY BASICS.

Transfers will normally be effective as of the end of the Business Day we receive your written, telephone or electronic request.

Here are some things you need to know about making transfers:

• Transfers are limited to 25 for each calendar year.

• If you have used all 25 transfers available to you in a calendar year, you may no longer make transfers between the Investment Options until the start of the next calendar year. However, you may make 1 transfer of all or a portion of your Policy’s Accumulated Value remaining in the Variable Investment Options into the Fidelity® VIP Government Money Market Variable Account prior to the start of the next calendar year.

• You may only make 2 transfers in any calendar month to or from each of the following Investment Options:

American Funds IS Asset Allocation Fund Class 4	Fidelity® VIP Freedom 2015 Service Class 2	Fidelity® VIP Freedom 2045 Service Class 2	T. Rowe Price Blue Chip Growth Portfolio – II
American Funds IS Growth Fund Class 4	Fidelity® VIP Freedom 2020 Service Class 2	Fidelity® VIP Freedom Income Service Class 2	T. Rowe Price Equity Income Portfolio – II
American Funds IS Growth-Income Fund Class 4	Fidelity® VIP Freedom 2025 Service Class 2	Fidelity® VIP Growth Service Class 2
Fidelity® VIP Contrafund Service Class 2	Fidelity® VIP Freedom 2030 Service Class 2	Fidelity® VIP Mid Cap Service Class 2
Fidelity® VIP Freedom 2010 Service Class 2	Fidelity® VIP Freedom 2035 Service Class 2	Fidelity® VIP Value Strategies Service Class 2

For example, if you transfer from the American Funds IS Asset Allocation Fund to the American Funds IS Growth Fund, that counts as one transfer for the calendar month. If you later transfer from the T. Rowe Price Blue Chip Growth Portfolio – II to the T. Rowe Price Equity Income Portfolio – II, that would be the second transfer for the calendar month and no more transfers will be allowed for any of the Investment Options listed above for the remainder of the calendar month.

• Additionally, only 2 transfers in any calendar month may involve any of the following Investment Options:

BlackRock Global Allocation V.I. Fund Class III	Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Class	State Street Total Return V.I.S. Fund Class 3	Variable Account I (M International Equity Fund)
BlackRock iShares Alternative Strategies V.I. Fund Class I	Lazard Retirement International Equity Portfolio Service Class	Templeton Foreign VIP Fund Class 2	Western Asset Variable Global High Yield Bond Portfolio Class II
Invesco V.I. International Growth Fund Series II	Oppenheimer Global Fund/VA Service Shares	Templeton Global Bond VIP Fund Class 2
Janus Henderson Overseas Portfolio Service Class	PIMCO Global Multi-Asset Managed Allocation Portfolio - Advisor Class	VanEck VIP Global Hard Assets Fund Initial Class

For example, if you transfer from the BlackRock Global Allocation V.I. Fund Class III to the Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Class, that counts as one transfer for each Investment Option. Only one more transfer involving those two Investment Options can occur during the calendar month. If you later transfer from the BlackRock Global Allocation V.I. Fund Class III to the Oppenheimer Global Fund/VA Service Shares, that would be the second transfer in the calendar month involving the BlackRock Global Allocation V.I. Fund Class III and that Investment Option is no longer available for the remainder of the calendar month. All other Investment Options listed above would still be available to transfer into or out of for the remainder of the calendar month.

• For the purpose of applying the limitations, multiple transfers that occur on the same day are considered 1 transfer. Transfers into the Loan Account, a transfer of Accumulated Value from the Loan Account into your Investment Options following a loan payment, or transfers that occur as a result of the dollar cost averaging service, the portfolio rebalancing service, approved

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corporate owned life insurance policy rebalancing programs, the first year transfer service or an approved asset allocation service are excluded from the transfer limitations. Also, allocations of premium payments are not subject to these limitations.

• Transfers to or from a Variable Investment Option cannot be made before the seventh calendar day following the last transfer to or from the same Variable Investment Option. If the seventh calendar day is not a Business Day, then a transfer may not occur until the next Business Day. The day of the last transfer is not considered a calendar day for purposes of meeting this requirement. For example, if you make a transfer into the Dividend Growth Variable Investment Option on Monday, you may not make any transfers to or from that Variable Investment Option before the following Monday. Transfers to or from the Fidelity® VIP Government Money Market Variable Account are excluded from this limitation.

• You can make transfers from the Variable Investment Options into the Fixed Account at any time during the policy year. You can make transfers from the Variable Investment Options to the Fixed LT Account 30 days prior to and 30 days after each Policy Anniversary. All transfers are subject to any limitations we place on the Fixed Options for Net Premium, loan repayments or transfers (see YOUR INVESTMENT OPTIONS – Fixed Options).

• You can make one transfer in any 12-month period from each Fixed Option, except if you have signed up for the first year transfer service (see YOUR INVESTMENT OPTIONS – Transfer Services later in this section). Such transfers are limited to the greater of:

• $5,000, 25% of your Policy’s Accumulated Value in the Fixed Account, or the amount transferred from the Fixed Account to the Variable Accounts in the prior year. You may transfer 100% of the value in the Fixed Account to the Fixed LT Account.

• $5,000, 10% of your Policy’s Accumulated Value in the Fixed LT Account, or the amount transferred from the Fixed LT Account to the Variable Accounts or Fixed Account in the prior year.

• We reserve the right, in our sole discretion, to waive the transfer restrictions on the Fixed Options. Please contact us or your life insurance producer to find out if a waiver is currently in effect.

• Currently, there is no charge for making a transfer but we may charge you in the future. The maximum fee we will charge for a transfer is $25 per transfer in excess of 12 per Policy Year.

• There is no minimum required value for the Investment Option you are transferring to or from.

• There is no minimum amount required if you are making transfers between Variable Investment Options.

• You cannot make a transfer if your Policy is in the Grace Period and is in danger of lapsing.

• We can restrict or suspend transfers.

• We will notify you or your representative if we refuse or delay your transfer request.

• We have the right to impose limits on transfer amounts, the value of the Investment Options you are transferring to or from, or impose further limits on the number and frequency of transfers you can make. Any policy we establish with regard to the exercise of any of these rights will be applied uniformly to all Policy Owners.

There are no exceptions to the above transfer limitations in the absence of an error by us, a substitution of Investment Options, or reorganization of underlying portfolios or other extraordinary circumstances.

Market-timing restrictions

The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the Policy. Such frequent trading can disrupt management of the underlying portfolios and raise expenses. The transfer limitations set forth above are intended to reduce frequent trading. In addition, we monitor certain large transaction activity in an attempt to detect trading that may be disruptive to the portfolios. In the event transfer activity is found to be disruptive, certain future subsequent transfers by such Policy Owners, or by a life insurance producer or other party acting on behalf of one or more Policy Owners, will require preclearance. Frequent trading and large transactions that are disruptive to portfolio management can have an adverse effect on portfolio performance and therefore your Policy’s performance. Such trading may also cause dilution in the value of the Investment Options held by long-term Policy Owners. While these issues can occur in connection with any of the underlying portfolios, portfolios holding securities that are subject to market pricing inefficiencies are more susceptible to abuse. For example, portfolios holding international securities may be more susceptible to time-zone arbitrage which seeks to take advantage of pricing discrepancies occurring between the time of the closing of the market on which the security is traded and the time of pricing of the portfolios.

Our policies and procedures which limit the number and frequency of transfers and which may impose preclearance requirements on certain large transactions are applied uniformly to all Policy Owners, subject to the transfer restrictions outlined above. However, there is a risk that these policies and procedures will not detect all potentially disruptive activity or will otherwise prove ineffective in whole or in part. Further, we and our affiliates make available to our variable life insurance policy owners and variable annuity contract owners underlying Funds not affiliated with us. We are unable to monitor or restrict the trading activity with respect to shares

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of such Funds not sold in connection with our contracts. In the event the Board of Trustees/Directors of any underlying Fund imposes a redemption fee or trading (transfers) limitations, we will pass them on to you.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions on behalf of multiple Policy Owners. Such restrictions could include:

• not accepting transfer instructions from a representative acting on behalf of more than one Policy Owner, and

• not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one Policy Owner at a time.

We further reserve the right to impose, without prior notice, restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other policy owners.

Transfer Services

We offer several services that allow you to make transfers of Accumulated Value or interest earnings from one Investment Option to another. Under the dollar cost averaging and portfolio rebalancing services, you can transfer among the Variable Investment Options. Under the first year transfer service, you can make transfers from the Fixed Account to the Fixed LT Account and the Variable Investment Options. Under the Fixed Option interest sweep service, you can transfer interest earnings from the Fixed Account or Fixed LT Account to the Variable Investment Options.

We may restrict the number of transfer services in which you can participate at any time. We have the right to discontinue, modify or suspend any of these transfer services at any time.

Detailed information regarding each transfer service appears in the SAI.

Dollar cost averaging

Our dollar cost averaging service allows you to make scheduled transfers of $50 or more between Variable Investment Options. It does not allow you to make transfers to or from either of the Fixed Options. We process transfers as of the end of the Business Day on your Policy’s monthly, quarterly, semi-annual or annual anniversary, depending on the interval you choose. You must have at least $5,000 in a Variable Investment Option to start the service.

Since the value of accumulation units can change, more units are credited for a scheduled transfer when unit values are lower, and fewer units when unit values are higher. This allows you to average the cost of investments over time. By making allocations on a regularly scheduled basis, instead of on a lump sum basis, you may reduce exposure to market volatility. Investing this way does not guarantee profits or prevent losses.

We will not charge you for the dollar cost averaging service or for transfers made under this service, even if we decide to charge you in the future for transfers outside of the service, except if we have to by law.

Portfolio rebalancing

As the value of the underlying portfolios changes, the value of the allocations to the Variable Investment Options will also change. The portfolio rebalancing service automatically transfers your Policy’s Accumulated Value among the Variable Investment Options according to your original percentage allocations. We process transfers as of the end of the Business Day on your Policy’s next quarterly, semi-annual or annual anniversary, depending on the interval you choose, unless you specify a different start date.

Because the portfolio rebalancing service matches your original percentage allocations, we may transfer money from an Investment Option with relatively higher returns to one with relatively lower returns.

We do not charge for the portfolio rebalancing service and we do not currently charge for transfers made under this service. If imposed, transfer fees could be substantial if total transfers scheduled under this service plus any unscheduled transfers you request exceed any applicable minimum guarantee of free transfers per Policy Year.

If at any time you move all or any portion of your Policy’s Accumulated Value out of the Investment Options you selected at the time you enrolled in the portfolio rebalancing service, your enrollment will be cancelled. Once the portfolio rebalancing service is cancelled, you must wait 30 days before you can re-enroll.

First year transfer

Our first year transfer service allows you to make transfers from the Fixed Account to the Variable Investment Options or the Fixed LT Account during the Policy's first year. It does not allow you to transfer among Variable Investment Options. You enroll in the service when you apply for your Policy using the New Business Variable Life Optional Services form.

This service allows you to average the cost of investments over the first 12 months from the date your initial premium is applied to your Policy. Investing this way does not guarantee profits or prevent losses.

We do not charge for the first year transfer service and we do not currently charge for transfers made under this service. If imposed, transfer fees could be substantial if total transfers scheduled under this service plus any unscheduled transfers you request exceed any applicable minimum guarantee of free transfers per Policy Year.

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Fixed Option interest sweep

The Fixed Option interest sweep service allows you to make scheduled transfers of the accumulated interest earnings from your Fixed Account or Fixed LT Account to the Variable Investment Options. At the time you complete the election form for the Fixed Option interest sweep service, you will select either the Fixed Account or the Fixed LT Account as the account from which you want to transfer interest earnings. You will also select the Variable Investment Options to which you wish to transfer the interest earnings. Interest earnings subject to transfer under the Fixed Option interest sweep service will begin to accrue on the Policy’s first monthly anniversary following your enrollment in the service. Each transfer must be at least $50. If the fixed account option you selected on the election form does not have interest earnings of at least $50, the transfer will be held until the next scheduled transfer date when the interest earnings are at least $50. Amounts transferred under the Fixed Option interest sweep service do not count against the Fixed Option transfer limitations or Investment Option transfer restrictions.

We do not charge for the Fixed Option interest sweep service and we do not currently charge for transfers made under this service. If imposed, transfer fees could be substantial if total transfers scheduled under this service plus any unscheduled transfers you request exceed any applicable minimum guarantee of free transfers per Policy Year.

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WITHDRAWALS, SURRENDERS AND LOANS

You can take out all or part of your Policy’s Accumulated Value while your Policy is In Force by making withdrawals or surrendering your Policy. You can take out a loan from us using your Policy as security. You can also use your Policy’s loan and withdrawal features to supplement your income, for example, during retirement.

Making a withdrawal, taking out a loan or surrendering your Policy can change your Policy’s tax status, generate taxable income, or make your Policy more susceptible to lapsing. Be sure to plan carefully before using these Policy benefits.

If you withdraw a larger amount than your investment in your Policy, or if your Policy is classified as a Modified Endowment Contract, your withdrawal may be considered taxable income.

For more information on the tax treatment of withdrawals or loans, or in the event you surrender your Policy, see VARIABLE LIFE INSURANCE AND YOUR TAXES.

Making Withdrawals

You can withdraw part of your Policy’s Net Cash Surrender Value starting on your Policy’s first anniversary. Here’s how it works:

• You must send us a Written Request that’s signed by all owners.

• Each withdrawal must be at least $200, and the Net Cash Surrender Value of your Policy after the withdrawal must be at least $500.

• We will not accept your request to make a withdrawal if it will cause your Policy to become a Modified Endowment Contract, unless you have told us in writing that you want your Policy to become a Modified Endowment Contract.

• We may charge you $25 for each withdrawal you make. (There is no charge currently imposed upon a withdrawal.)

• You can choose to receive your withdrawal in a lump sum or use it to elect an income benefit. Please see the discussion about income benefits in GENERAL INFORMATION ABOUT YOUR POLICY.

• If you do not tell us which Investment Options to take the withdrawal from, we will deduct the withdrawal and any withdrawal charge from all of your Investment Options in proportion to the Accumulated Value you have in each Investment Option.

• The Accumulated Value, Cash Surrender Value and Net Cash Surrender Value of your Policy will be reduced by the amount of each withdrawal.

• If the Survivor dies after you have sent a withdrawal request to us, but before we have made the withdrawal, we will deduct the amount of the withdrawal from any Death Benefit Proceeds owing.

How withdrawals affect your Policy’s Death Benefit

Making a withdrawal will affect your Policy’s Death Benefit in the following ways:

• If your Policy’s Death Benefit does not equal the Minimum Death Benefit, the Death Benefit may decrease by the amount of your withdrawal.

• If your Policy’s Death Benefit equals the Minimum Death Benefit, the Death Benefit may decrease by more than the amount of your withdrawal.

How withdrawals affect your Policy’s Face Amount

If you have chosen Death Benefit Option B or Option C making a withdrawal does not reduce your Policy’s Total Face Amount.

If you have chosen Death Benefit Option A, then a withdrawal may reduce your Policy’s Total Face Amount; however, the first withdrawal of each year in the first 15 Policy Years up to the lesser of $10,000 or 10% of the Net Cash Surrender Value will not reduce the Policy’s Total Face Amount. If you withdraw a larger amount, or make additional withdrawals, the Total Face Amount will usually be reduced by the amount, if any, by which the Total Face Amount exceeds the result of the Death Benefit immediately before the withdrawal minus the amount of the withdrawal. For Policies with Death Benefit Option A and the Guideline Premium Test election, the Total Face Amount reduction following a withdrawal may be limited to keep the Guideline Premium Limit greater than zero at all times prior to Age 100.

We reserve the right to refuse any withdrawal request that would reduce the Policy’s Total Face Amount to less than $1,000 after the withdrawal.

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An example

For a Policy with a Total Face Amount of $250,000 and a Surrender Value of $80,000, the Owner may withdraw the lesser of $10,000 or $8,000 (10% × $80,000) without any reduction in Total Face Amount.

Example 1: Owner requests a withdrawal of $6,000. There will be no reduction in Total Face Amount.

Example 2: Owner requests a withdrawal of $10,000. The Total Face Amount reduction is the amount of the withdrawal, less the allowable withdrawal amount, or $2,000 ($10,000 – $8,000 = $2,000). The Total Face Amount following the withdrawal is $248,000 ($250,000 – $2,000 = $248,000).

Taking Out a Loan

You can borrow money from us any time after the free look period. The minimum amount you can borrow is $200, unless there are other restrictions in your state. The maximum amount available to borrow is less than 100% of your Accumulated Value.

Taking out a loan will affect the growth of your Policy’s Accumulated Value, and may affect the Death Benefit.

You may request a loan either by sending us a request in writing, over the telephone or electronically. You will find more information about requesting a loan by telephone or electronically in POLICY BASICS.

When you borrow money from us, we use your Policy’s Accumulated Value as security. You pay interest on the amount you borrow. The Accumulated Value set aside to secure your loan also earns interest. Here’s how it works:

• To secure the loan, we transfer an amount equal to the amount you are borrowing from your Accumulated Value in the Investment Options to the Loan Account. We will transfer this amount from your Investment Options in proportion to the Accumulated Value you have in each Investment Option, unless you tell us otherwise.

• Interest owing on the amount you have borrowed accrues daily at an annual rate of 2.75%. Interest that has accrued during the Policy Year is due on your Policy Anniversary.

• The amount in the Loan Account earns interest daily at an annual rate of at least 2.50%. On each Policy Anniversary, if the Policy Debt exceeds the Loan Account Value, then the excess is transferred from your Policy’s Investment Options to the Loan Account on a proportionate basis to the Loan Account. If the Loan Account Value exceeds Policy Debt, then the excess will be transferred from the Loan Account to the Investment Options according to your most recent premium allocation instructions.

• We currently intend to credit interest on the amount in the Loan Account at an annual rate of 2.75% in Policy Year 6 and thereafter. We can decrease the rate credited if we believe the change is needed to ensure that your Policy loan is not treated as a taxable distribution under federal income tax laws, or under any applicable ruling, regulation, or court decision. We will not decrease the annual rate to less than 2.50% on the amount in the Loan Account.

How much you can borrow

The maximum amount you may borrow on any date is equal to the Accumulated Value less:

• three times the most recent monthly deduction;

• any surrender charge; and

• any existing Policy Debt.

An example of how much you can borrow
For a Policy in Policy Year 5 with:
• Accumulated Value of $100,000 • Policy Debt of $60,000 • a most recent monthly deduction of $225 • a surrender charge of $5,000 if the Policy was surrendered on the day the loan is taken.
The maximum amount you can borrow is $34,325. (100,000 – (3 × 225) – 5,000 – 60,000)

Paying off your loan

You can pay off all or part of the loan any time while your Policy is In Force. Unless you tell us otherwise, we will generally transfer any loan payments you make proportionately to your Investment Options according to your most recent allocation instructions. We may, however, first transfer any loan payments you make to the Fixed Options, up to the amount originally transferred from the Fixed Options to the Loan Account. We will then transfer any excess amount to your Variable Investment Options according to your most recent premium allocation instructions.

While you have Policy Debt, we will treat any money you send us as a loan repayment unless you tell us otherwise in writing.

You can make monthly loan payments using our Electronic Funds Transfer Plan. Please see HOW YOUR PREMIUMS WORK-Paying Your Premium-Monthly Electronic Funds Transfer Plan section for details.

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What happens if you do not pay off your loan

If you do not pay off your loan, we will deduct the Policy Debt from one of the following:

• the Death Benefit Proceeds before we pay them to your Beneficiary

• the Cash Surrender Value if you surrender your Policy.

Taking out a loan, whether or not you repay it, will have a permanent effect on the value of your Policy. For example, while your Policy’s Accumulated Value is held in the Loan Account, it will miss out on all earnings available in the Investment Options. The amount of interest you earn on the Loan Account may also be less than the amount of interest you would have earned from the Fixed Options. These could lower your Policy’s Accumulated Value, which could reduce the amount of the Death Benefit.

When a loan is outstanding, the amount in the Loan Account is not available to help pay for any Policy charges. If, after deducting your Policy Debt, there is not enough Accumulated Value in your Policy to cover the Policy charges, your Policy could lapse. You may need to make additional premium payments or loan repayments to prevent your Policy from lapsing.

Your Policy Debt could result in taxable income if you surrender your Policy, if your Policy lapses, or if your Policy is a Modified Endowment Contract. You should talk to your tax advisor before taking out a loan under your Policy. See VARIABLE LIFE INSURANCE AND YOUR TAXES – Taxation of Distributions.

Ways to Use Your Policy’s Loan and Withdrawal Features

You can use your Policy’s loan and withdrawal features to supplement your income, for example, during retirement. If you are interested in using your life insurance Policy to supplement your retirement income, please contact us for more information.

Setting up an income stream may not be suitable for all Policy Owners.

Here are some things you should consider when setting up an income stream:

• the rate of return you expect to earn on your Investment Options

• how long you would like to receive regular income

• the amount of Accumulated Value you want to maintain in your Policy.

You can ask your life insurance producer for Illustrations showing how Policy charges may affect existing Accumulated Value and how future withdrawals and loans may affect the Accumulated Value and Death Benefit. You can also ask for accompanying charts and graphs that compare results from various retirement strategies.

Understanding the risks

Using your Policy to supplement your income does not change your rights or our obligations under the Policy. The terms for loans and withdrawals described in this prospectus remain the same. It is important to understand the risks that are involved in using your Policy’s loan and withdrawal features. Use of these features may increase the chance of your Policy lapsing.

You should consult with your financial adviser and carefully consider how much you can withdraw and borrow from your Policy each year to set up your income stream.

Automated Income Option

Our automated income option (“AIO”) program allows you to make scheduled withdrawals or loans. Your Policy is eligible after the 7th Policy Anniversary. To begin the program, you must have a minimum Net Cash Surrender Value of $50,000, and your Policy must not qualify as a Modified Endowment Contract.

You request participation in the AIO program and specify your AIO preferences by sending us an AIO Request Form. If you wish to do so, contact your life insurance producer for an AIO Request Form.

There is no fee to participate in the AIO program. The $25 fee for withdrawals under the AIO program is currently waived.

Withdrawals and loans may reduce Policy values and benefits. They may also increase your risk of lapse. In order to minimize the risk of lapse, you should not take additional loans or withdrawals while you are in the AIO program.

Distributions under the AIO program may result in tax liability. Please consult your tax advisor. For more information, see VARIABLE LIFE INSURANCE AND YOUR TAXES.

You may discontinue participation in the AIO program at any time by sending a Written Request to us.

Detailed information appears in the SAI.

Surrendering Your Policy

You can surrender or cash in your Policy at any time while either Insured is still living.

Here are some things you need to know about surrendering your Policy:

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• You must send us your Policy and a Written Request.

• We will send you the Policy’s Net Cash Surrender Value. You can choose to receive your money in a lump sum or use it to elect an income benefit. Please see GENERAL INFORMATION ABOUT YOUR POLICY – Income Benefit.

• If you surrender your Policy during the first 10 Policy Years, we will deduct a surrender charge.

• Each Coverage Layer has a surrender charge, based on the Face Amount of each Coverage Layer and the Age and Risk Class of the Insureds, and the Death Benefit Option, on the date each Coverage Layer is effective. If you increase your Policy’s Face Amount, we will send you a supplemental schedule of benefits that shows the surrender charge factors associated with the increase.

Your Policy’s surrender charge is calculated using an Initial Amount, Reduction Factor, and End Year, which will be shown in your Policy Specifications. During the Level Period, the Surrender Charge is equal to the initial amount. After the Level Period, the Surrender Charge decreases on each Monthly Payment Date by 1⁄12 of the Reduction Factor until it becomes zero after the End Year.

Example

For a Policy that insures a male non-smoker Age 56 and a female non-smoker Age 53 when the Policy is issued, with a Face Amount of $1,000,000

Initial Amount = $11,000.00
Reduction Factor = $2,200.00
End Year = 10

During the first 60 Policy months, the surrender charge is: $11,000.00

In Policy month 61, the surrender charge is: $10,816.67 ($11,000.00 - (2,200.00 ÷ 12))

• There is no surrender charge on any Coverage Layer after 10 Policy Years from the date the Coverage Layer is effective.

• We guarantee the Surrender Charge rates will not increase.

• If you decrease the Face Amount, the decrease will not affect your Policy’s Surrender Charge.

If your Policy is issued in Texas, if you surrender your Policy within 30 days of your Policy Anniversary, the Accumulated Value in the Fixed Options will not be less than it was on that Policy Anniversary as long as you have not made any transfers, withdrawals or Policy loans during such time.

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GENERAL INFORMATION ABOUT YOUR POLICY

This section tells you some additional things you should know about your Policy.

Income Benefit

If you surrender or make a withdrawal from your Policy, you can use the money to elect an income benefit that provides a monthly income. Your Policy’s Beneficiary can use Death Benefit Proceeds to elect an income benefit. In addition to the income benefit described below, you can choose from other income benefits we may make available from time to time.

The following is one income benefit available under the Policy:

• The income benefit is based on the life of the person receiving the income. If the Policy Owner elects the income benefit, monthly income will be based on the Owner’s life. If the Policy’s Beneficiary elects the income benefit, monthly income will be based on the Beneficiary’s life.

• We will pay a monthly income for at least 10 years regardless of whether the person receiving the income is still alive.

• After 10 years, we will only pay the monthly income for as long as the person receiving it is still alive.

• The minimum monthly income benefit calculated must be at least $100.

• For this income benefit, the amount you receive will always be at least as much as the amount guaranteed by your Policy.

Paying the Death Benefit in the Case of Suicide

If both Insureds commit suicide, or if the Survivor commits suicide, within two years of the Policy Date, while sane or insane, Death Benefit Proceeds will be the total of all premiums you have paid, less any Policy Debt and any withdrawals you have made.

If you reinstate your Policy and both Insureds commit suicide, or if the Survivor commits suicide, while sane or insane, within two years of the latest reinstatement date, the Death Benefit Proceeds will be the sum of the premiums paid, less the sum of any Policy loans and withdrawals taken, since the latest reinstatement date.

If both Insureds commit suicide, or if the Survivor commits suicide, while sane or insane, after two years from the Policy Date but within two years of any increase in Total Face Amount or, if applicable, the latest reinstatement after any such increase, the Death Benefit Proceeds will be limited by the following adjustments:

1) any such increase in Total Face Amount will be excluded;

2) refund of the portion of monthly deductions associated with any such increase will be included; and

3) premium load associated with the portion of monthly deductions referred to in 2) above will be included.

Replacement of Life Insurance or Annuities

The term replacement has a special meaning in the life insurance industry. Before you make a decision to buy, we want you to understand what impact a replacement may have on your existing insurance policy.

A replacement occurs when you buy a new life insurance policy or annuity contract, and a policy or contract you already own has been or will be:

• lapsed, forfeited, surrendered or partially surrendered, assigned to the replacing insurer, or otherwise terminated

• converted to reduced paid-up insurance, continued as extended term insurance, or otherwise reduced in value by the use of nonforfeiture benefits or other policy values

• amended to effect either a reduction in benefits or in the term for which coverage would otherwise remain in force or for which benefits would be paid

• reissued with any reduction in cash value, or

• pledged as collateral or subject to borrowing, whether in a single loan or under a schedule of borrowing over a period of time.

There are circumstances when replacing your existing life insurance policy or annuity contract can benefit you. As a general rule, however, replacement is not in your best interest. A replacement may affect your plan of insurance in the following ways:

• You will pay new acquisition costs;

• You may have to submit to new medical examinations;

• You may pay increased premiums because of the increased age or changed health of the Insureds;

• Claims made in the early policy years may be contested;

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• You may have to pay surrender charges and/or income taxes on your current policy or contract values;

• Your new policy or contract values may be subject to surrender charges; and

• If part of a financed purchase, your existing policy or contract values or Death Benefit may be reduced.

You should carefully compare the costs and benefits of your existing policy or contract with those of the new policy or contract to determine whether replacement is in your best interest.

Policy Exchange

If your Policy is issued in Connecticut, Georgia, Maryland or North Dakota, you may exchange this Policy for a policy with benefits that do not vary with the investment results of a separate account. You must request this in writing within 18 months of your Policy Date and return the original Policy.

The new policy will have the same Owner, Beneficiary and Cash Surrender Value as those of your original Policy on the date of exchange. It will also have the same issue Age, Policy Date, Face Amount, benefits, Riders and underwriting class as the original Policy. However, if your Risk Class is not available, the Policy will be issued with a comparable risk classification. Any Policy Debt will be carried over to the new policy. Evidence of insurability will not be required.

Errors on Your Application

If the gender or Age of either Insured is stated incorrectly on your application and is discovered on or after the death of either Insured, the Death Benefit under your Policy will be the greater of the following:

• the Death Benefit based on a Net Amount At Risk adjusted by the ratio of the incorrect cost of insurance rate to the correct cost of insurance rate for the Insureds gender and Age, or

• the Minimum Death Benefit for the correct gender and Age

If either Insureds gender or Age is misstated in the application and it is discovered before the death of either Insured, we will not recalculate the Accumulated Value, but we will use the correct gender and Age of the Insured in calculating future monthly deductions.

Contesting the Validity of Your Policy

We have the right to contest the validity of your Policy for two years from the Policy Date. Once your Policy has been In Force for two years from the Policy Date during the lifetime of the Insureds, we generally lose the right to contest its validity.

We also have the right to contest the validity of a Policy that you reinstate for two years from the day that it was reinstated. Once your reinstated Policy has been In Force for two years from the reinstatement date during the lifetime of the Insureds, we generally lose the right to contest its validity. During this period, we may contest your Policy only if there is a material misrepresentation on your application for reinstatement.

We have the right to contest the validity of an increase in the Face Amount of a Policy for two years from the day the increase becomes effective. Once the increased Face Amount has been In Force for two years during the lifetime of the Insureds, we generally lose the right to contest its validity.

Regardless of the above, we can contest the validity of your Policy for failure to pay premiums at any time. The Policy will terminate upon successful contest with respect to the Insureds.

Assigning Your Policy as Collateral

You may assign your Policy as collateral to secure a loan, mortgage, or other kind of debt. An assignment will take place only when we receive and record your signed Collateral Assignment Form. When recorded, the assignment will take effect as of the date the form was signed. Any rights created by the assignment will be subject to any payments made or actions taken by us before we record the change. We will not be responsible for the validity of any assignment. Please contact us for a Collateral Assignment Form if you would like to assign your Policy.

Non-participating

This Policy will not share in any of our surplus earnings.

Policy Changes

We reserve the right to make any change to the provisions of this Policy to comply with, or give you the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for life insurance contracts under the Tax Code or of any state. We will provide you with a copy of any such change, and file such a change with the insurance supervisory official of the state in which this Policy is delivered, and any other applicable regulatory authority. You have the right to refuse any such change.

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VARIABLE LIFE INSURANCE AND YOUR TAXES

The tax consequences of owning a Policy or receiving proceeds from it may vary by jurisdiction and according to the circumstances of each Owner or Beneficiary.

The following is based on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (IRS). It is based on the Internal Revenue Code (the Tax Code) and does not cover any state or local tax laws. More detailed information appears in the SAI.

We do not know whether the current treatment of life insurance policies under current federal income tax or estate or gift tax laws will continue. We also do not know whether the current interpretations of the laws by the IRS or the courts will remain the same. Future legislation may adversely change the tax treatment of life insurance policies. This may affect the performance and underlying tax assumptions of this Policy, including any Riders. In some cases, these changes could result in a decrease in Policy values or lapse.

We do not make any guarantees about the tax status of your Policy, and you should not consider the discussion that follows to be tax advice. This is not a complete discussion of all federal income tax questions that may arise under a Policy. There are special rules that we do not include here that may apply in certain situations. Speak to a qualified tax advisor for complete information about federal, state and local taxes that may apply to you.

The Policy as Life Insurance

Death benefits from a life insurance policy may generally be excluded from income under Section 101(a) of the Tax Code.

We believe that the Policy meets the statutory definition of life insurance for federal income tax purposes. That means it will receive the same tax advantages as a conventional fixed life insurance policy. The two main tax advantages are:

• In general, your Policy’s Beneficiary will not be subject to federal income taxes when he or she receives the Death Benefit Proceeds unless the Policy was acquired through a sale by a previous Owner, or if the Death Benefit Proceeds are received in a series of installments.

• You will generally not be taxed on your Policy’s Accumulated Value unless you receive a cash distribution by making a withdrawal, surrendering your Policy, or in some instances, taking a loan from your Policy.

Policy Features and Charges

The tax laws defining life insurance, however, do not cover all policy features. Your Policy may have features that could prevent it from qualifying as life insurance. For example, the tax laws have yet to address:

• substandard risk policies

• policies with term insurance on the people insured by the policy

• life insurance policies that continue coverage beyond Age 100 or other advanced ages

• certain tax requirements relating to joint survivorship life insurance policies.

The Tax Code and tax regulations impose limitations on unreasonable mortality and expense charges for purposes of determining whether a policy qualifies as life insurance for federal tax purposes. We can change our mortality charges if we believe the changes are needed to ensure that your Policy qualifies as a life insurance contract.

We believe that last survivor policies meet the statutory definition of life insurance under Section 7702 of the Tax Code. However, the area of tax law relating to the definition of life insurance does not explicitly address all relevant issues relating to last survivor life insurance policies.

We reserve the right to make changes to the Policy if we deem the changes appropriate to continue to qualify your Policy as a life insurance contract. If a Policy were determined not to qualify as life insurance, the Policy would not provide the tax advantages normally provided by life insurance. This includes excluding the Death Benefit from the gross income of the Beneficiary.

Diversification Rules and Ownership of the Separate Account

Your Policy will not qualify for the tax benefit of a life insurance contract unless, among other requirements, the Separate Account follows certain rules requiring diversification of investments underlying the Policy. Section 817(h) of the Tax Code and related Treasury Regulations describe the diversification rules.

For a variable life insurance policy to qualify for tax deferral, assets in the separate accounts supporting the policy must be considered to be owned by the insurance company and not by the policy owner. If a policy owner is treated as having control over the underlying assets, the policy owner will be taxed currently on income and gains from the account and in such a case of “investor control” the policy owner would not derive the tax benefits normally associated with variable life insurance.

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For more information about diversification rules, please refer to the Pacific Select Fund prospectus. For more information regarding investor control, please refer to the policy SAI.

Policy Exchanges

Policy exchanges fall under Section 1035(a) of the Tax Code.

If you exchange your policy for another one that insures the same people, it generally will be treated as a tax-free exchange and, if so, will not result in the recognition of gain or loss. If any of the people insured by the policy are changed, the exchange will be treated as a taxable exchange.

Change of Ownership

You may have taxable income if you transfer ownership of your Policy, sell your Policy, or change the ownership of it in any way. This may include the transfer or sale of any entity or business that owns a Policy. The determination of taxation upon a change of Ownership cannot be determined by Pacific Life. Please consult your tax advisor for advice on your specific situation.

Corporate or Employer Owners

There are special tax issues for employer Owners:

• Section 101(j) of the Tax Code generally provides that Death Benefits paid in connection with certain life insurance policies involving an employer will be taxable income. Employer-involved policies issued or materially modified on or after August 18, 2006 may be subject to income tax liability on the Policy’s Death Benefit unless certain requirements and conditions of Section 101(j) are met.

• Using your Policy to informally fund a promised deferred compensation benefit for executives may have special tax consequences.

• Corporate ownership of a Policy may affect your liability under the alternative minimum tax (Section 56 of the Tax Code) and the environmental tax (Section 59A of the Tax Code).

• Where a business is the Owner of the Policy, Section 264(f) of the Tax Code may disallow a portion of the entity’s interest expense unless, at the time the Policy is issued, the Insured is an officer, director, employee, or 20% owner of the business. If the Policy is later exchanged for a new life insurance Policy, the Insured must meet this exception at the time the new Policy is issued.

Please consult your tax advisor for these and other special rules for employer-involved Policies.

Loans and corporate-owned policies

If you borrow money to buy or carry certain life insurance policies, tax law provisions may limit the deduction of interest. If the taxpayer is an entity that’s a direct or indirect beneficiary of certain life insurance, endowment or annuity contracts, a portion of the entity’s deductions for loan interest may be disallowed, even though this interest may relate to debt that’s completely unrelated to the contract.

Modified Endowment Contracts

Section 7702A of the Tax Code defines a class of life insurance policies known as “Modified Endowment Contracts”. If your Policy is a Modified Endowment Contract, any distributions you receive during the life of the Policy are treated less favorably than under non-MEC life insurance policies. Withdrawals, loans, pledges, assignments and the surrender of your Policy are all considered distributions and may be subject to tax on an income-first basis and a 10% penalty.

When a Policy becomes a Modified Endowment Contract

A life insurance policy becomes a Modified Endowment Contract if, at any time during the first seven policy years, the sum of actual premiums paid exceeds the seven-pay limit. The seven-pay limit is the cumulative total of the level annual premiums (or seven-pay premiums) required to pay for the policy’s future death and endowment benefits.

An Example

For a policy with seven-pay premiums of $1,000 a year, the maximum premiums you could pay during the first seven years to avoid modified endowment treatment would be:

• $1,000 in the first year

• $2,000 through the first two years

• $3,000 through the first three years, etc.

If there is a material change to your Policy, like a change in the Death Benefit, we may have to retest your Policy and restart the seven-pay premium period to determine whether the change has caused the Policy to become a Modified Endowment Contract.

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Taxation of Distributions

Tax treatment of distributions from your Policy’s Accumulated Value may be treated differently, depending upon whether your Policy is a Modified Endowment Contract.

LIFE INSURANCE POLICY (non-Modified Endowment Contract)	MODIFIED ENDOWMENT CONTRACT
Surrendering your Policy
Proceeds are taxed to the extent they exceed the investment in the contract[1].	Proceeds are taxed to the extent they exceed the investment in the contract. [3]
Making a withdrawal
If you make a withdrawal after your Policy has been In Force for 15 years, you will only be taxed on the amount you withdraw that exceeds the investment in the contract.	You will be taxed on the amount of the withdrawal that’s considered income (i.e. gain)[2].

Special rules apply if you make a withdrawal within the first 15 Policy Years. If there is a reduction in benefits and an applicable distribution of policy value in the prior two years, a portion of the distribution may be taxable.

Taking out a loan
You will not pay tax on the loan amount unless your Policy is surrendered, lapses or matures and you have not repaid your Policy Debt.	You will be taxed on the amount of the loan that’s considered income, including all previously non-taxed gains.

1 The investment in the contract is generally the premiums you have paid plus any taxable distributions less any withdrawals or premiums previously recovered that were taxable.

2 Income (i.e. gain) is the difference between the Accumulated Value and the investment in the contract.

3 Distributions under Modified Endowment Contracts may be subject to an additional 10% penalty tax.

All Modified Endowment Contracts issued to you in a calendar year by us or our affiliates are treated as a single contract when we calculate whether a distribution amount is subject to tax. In addition, an assignment of policy cash value may be treated as a distribution under the contract.

10% penalty tax on Modified Endowment Contracts

If any amount you receive from a Modified Endowment Contract is taxable, you may also have to pay a penalty tax equal to 10% of the taxable amount. A taxpayer will not have to pay the penalty tax if any of the following exceptions apply:

• you are at least 59½ years old

• you are receiving an amount because you have become disabled

• you are receiving an amount that’s part of a series of substantially equal periodic payments, paid out at least annually. These payments may be made for your life or life expectancy or for the joint lives or joint life expectancies of you and your Beneficiaries.

Distributions before a Policy becomes a Modified Endowment Contract

If your Policy fails the seven-pay test and becomes a Modified Endowment Contract, any amount you receive or are deemed to have received during the two years before it became a Modified Endowment Contract may be taxable. The distribution would be treated as having been made in anticipation of the Policy’s failing to meet the seven-pay test.

Federal Estate Taxes

According to the Tax Cuts and Jobs Act of 2017, the federal estate tax exemption amount has been temporarily increased to $10,000,000 (indexed for inflation effective for tax years after 2011); the maximum estate tax rate is 40%. For 2018, the indexed exemption amount is $11,200,000. In 2026, the federal estate tax exemption amount is scheduled to revert to $5,000,000 per person (indexed for inflation for years after 2011).

Optional Policy Benefits and Riders

Riders providing Accelerated Death Benefits

If you exercise a Rider that accelerates the Death Benefit under the Policy in connection with certain chronic or terminal illnesses, the amounts received under the Rider may qualify for favorable tax treatment under Section 101(g) of the Code.

However, benefits under the Rider will be taxed, if they are paid to someone other than a person insured by the Policy, and either Insured:

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• is a director, officer or employee of the person receiving the benefit, or

• has a financial interest in a business of the person receiving the benefit.

Payment of an accelerated death benefit will reduce the death benefit and other values under the Policy. In most circumstances, the cost of insurance charges will also be reduced. Further, the premium limitations and death benefits required for the Policy to qualify as a life insurance policy or avoid being classified as a Modified Endowment Contract under the Code will also be affected.

Benefits paid by accelerating the policy’s death benefit may qualify for favorable tax treatment under Section 101(g) of the Code. Tax treatment of an accelerated death benefit due to terminal illness depends on your life expectancy at the time benefits are accelerated.

Income payments from Net Cash Value or Death Benefit Proceeds

Your policy contains provisions that allow for all or a portion of the Net Cash Surrender Value or Death Benefit to be paid in a series of installments. In addition, certain policies may have Optional Riders that provide for installment benefits. These installments may be for a certain period of time, or may be payable based upon the life of one or more individuals.

Under the rules of Section 72 of the Tax Code, each payment made will be comprised of two portions: A portion representing a return of the investment in the contract, and the remainder representing interest. The Exclusion Ratio as defined in Section 72(b) is used to determine what amount of each payment is excluded from tax reporting.

The calculation of the Exclusion ratio is based upon these two policy values as of the date the amount of the installment payment is being determined:

• The portion of the Net Cash Surrender Value or Death Benefit Proceeds being applied to the installment benefit

• The investment in the contract

The portion of each payment that is treated as a return of the investment in the contract is equal to the Exclusion Ratio multiplied by the Payment Amount. For installments payments that are based upon the life of one or more individuals, once the investment in the contract has been depleted any subsequent payment(s) would be treated as a return of interest and thus fully taxable.

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ABOUT PACIFIC LIFE

Pacific Life Insurance Company is a life insurance company domiciled in Nebraska. Along with our subsidiaries and affiliates, our operations include life insurance, annuity, mutual funds, broker-dealer operations, and investment and advisory services. At the end of 2017, we had $484.7 billion of individual life insurance in force and total admitted assets of approximately $129 billion.

We are authorized to conduct our life and annuity business in the District of Columbia and in all states except New York. Our executive office is at 700 Newport Center Drive, Newport Beach, California 92660.

How Our Accounts Work

We own the assets in our General Account and our Separate Account. We allocate your Net Premiums to these accounts according to the Investment Options you have chosen.

General Account

Our General Account includes all of our assets, except for those held in our separate accounts. We guarantee you an interest rate for up to one year on any amount allocated to the Fixed Options. The rate is reset annually. The Fixed Options are part of our General Account, which we may invest as we wish, according to any laws that apply. We will credit the guaranteed rate even if the investments we make earn less. Unlike the Separate Account, the General Account is subject to liabilities arising from any of our other business. Our ability to pay these guarantees is backed by our financial strength and claims paying ability as a company. You must look to the company’s strength with regard to policy guarantees. We can provide you with reports of our ratings as an insurance company and our ability to pay claims with respect to our General Account assets.

The Fixed Options are not securities, so they do not fall under any securities act. However, other federal securities laws will apply to the accuracy and completeness of the disclosure about the Fixed Options.

Separate Account

Amounts allocated to the Variable Investment Options are held in our Separate Account. The assets in this account are kept separate from the assets in our General Account and our other separate accounts, and are protected from our general creditors.

The Separate Account is divided into Variable Accounts. Each Variable Account invests in shares of a designated portfolio of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), the American Century Variable Portfolios, Inc., the American Funds Insurance Series, the BlackRock Variable Series Funds, Inc., the Dreyfus Variable Investment Fund, the Fidelity® Variable Insurance Products Funds (“Fidelity® VIP Funds”), the Franklin Templeton Variable Insurance Products Trust, the Janus Aspen Series, the Lazard Retirement Series, Inc., the Legg Mason Partners Variable Equity Trust, the Legg Mason Partners Variable Income Trust, the Lord Abbett Series Fund, Inc., the MFS Variable Insurance Trust, the M Fund, the Neuberger Berman Advisers Management Trust, the Oppenheimer Variable Account Funds, the Pacific Select Fund, the PIMCO Variable Insurance Trust, the Royce Capital Fund, the State Street Variable Insurance Series Funds, Inc., the T. Rowe Price Equity Series, Inc. or the VanEck VIP Trust. We may add Variable Accounts that invest in other portfolios of these Funds or in other securities.

We are the legal owner of the assets in the Separate Account, and pay its operating expenses. We do not hold ourselves out to be trustees of the Separate Account assets. The Separate Account is operated only for our variable life insurance policies. Pacific Life is obligated to pay all amounts promised to Policy Owners under the terms of the Policy. We must keep assets in the Separate Account equal to the reserves and policy liabilities (i.e. amounts at least equal to the aggregate variable account value) sufficient to pay obligations under the insurance policies funded by the Separate Account and may only transfer to the General Account assets of the Separate Account which exceed such reserves and Policy liabilities. Some of the money in the Separate Account may include charges we collect from the account and any investment results on those charges.

We cannot charge the assets in the Separate Account attributable to our reserves and other liabilities under the policies funded by the Separate Account with any liabilities from our other business.

Similarly, the income, gains or losses, realized or unrealized, of the assets of any Variable Account belong to that Variable Account and are credited to or charged against the assets held in that Variable Account without regard to our other income, gains or losses.

Making changes to the Separate Account

We can add, change or remove any securities that the Separate Account or any Variable Account holds or buys, as long as we comply with the laws that apply.

We can substitute shares of one portfolio with shares of another portfolio or Fund if:

• any portfolio is no longer available for investment; or

• our management believes that a portfolio is no longer appropriate in view of the purposes of the Policy.

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We will give you any required notice or receive any required approval from Policy Owners or the SEC before we substitute any shares. We will comply with the filing or other procedures established by insurance regulators as required by law.

We can add new Variable Accounts, which may include additional subaccounts of the Separate Account, to serve as Investment Options under the Policies. These may be managed separate accounts or they may invest in a new portfolio of the Funds, or in shares of another investment company or one of its portfolios, or in a suitable investment vehicle with a specified investment objective.

We can add new Variable Accounts when we believe that it is warranted by marketing needs or investment conditions. We will decide on what basis we will make new Variable Accounts available to existing Policy Owners.

We can also eliminate any of our Variable Accounts if we believe marketing, tax or investment conditions warrant it. We can terminate and liquidate any Variable Account.

If we make any changes to Variable Accounts or substitution of securities, we can make appropriate changes to this Policy or any of our other policies, by appropriate endorsement, to reflect the change or substitution.

If we believe it is in the best interests of people holding voting rights under the Policies and we meet any required regulatory approvals we can do the following:

• operate the Separate Account as a management investment company, unit investment trust, or any other form permitted under securities or other laws

• register or deregister the Separate Account under securities law

• combine the Separate Account with one of our other separate accounts or our affiliates’ separate accounts

• combine one or more Variable Accounts

• create a committee, board or other group to manage the Separate Account

• change the classification of any Variable Account.

Taxes we pay

We may be charged for state and local taxes. Currently, we pay these taxes because they are small amounts with respect to the Policy. If these taxes increase significantly, we may deduct them from the Separate Account.

We may charge the Separate Account for any federal, state and local taxes that apply to the Separate Account or to our operations. This could happen if our tax status or the tax treatment of variable life insurance changes.

Voting Rights

We are the legal owner of the shares of the Funds that are held by the Variable Accounts. We may vote on any matter at shareholder meetings of the Funds. However, we are required by law to vote as you instruct on the shares relating to your allocation in a Variable Investment Option. This is called your voting interest.

Your voting interest is calculated as of a day set by the Board of Trustees or Board of Directors of a Fund, called the record date. Your voting interest equals the Accumulated Value in a Variable Investment Option divided by the net asset value of a share of the corresponding portfolio. Fractional shares are included. If allowed by law, we may change how we calculate your voting interest.

We will send you documents from the Fund called proxy materials. They include information about the items you will be voting on and forms for you to give us your instructions. We will vote shares held in the Separate Account for which we do not receive voting instructions in the same proportion as all other shares in the portfolio held by the Separate Account for which we have received timely instructions. If we do not receive any voting instructions for the shares in a separate account, we will vote the shares in the same proportion as the total votes for all of our separate accounts for which we have received timely instructions. As a result of proportional voting, the votes cast by a small number of policy owners may determine the outcome of a vote.

We will vote shares of any portfolio we hold in our General Account in the same proportion as the total votes for all of our separate accounts, including this Separate Account. We will vote shares of any portfolio held by any of our non-insurance affiliates in the same proportion as the total votes for all of our separate accounts and those of our insurance affiliates.

If the law changes to allow it, we can vote as we wish on shares of the portfolios held in the Separate Account.

When required by state insurance regulatory authorities, we may disregard voting instructions that:

• would change a portfolio’s investment objective or subclassification

• would approve or disapprove an investment advisory contract.

We may disregard voting instructions on a change initiated by Policy Owners that would change a portfolio’s investment policy, investment adviser or portfolio manager if:

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• our disapproval is reasonable

• we determine in good faith that the change would be against state law or otherwise be inappropriate, considering the portfolio’s objectives and purpose, and considering what effect the change would have on us.

If we disregard any voting instructions, we will include a summary of the action we took and our reasons for it in the next report to Policy Owners.

Cybersecurity

Our business is highly dependent upon the effective operation of our computer systems and those of our business partners. As a result, our business is potentially susceptible to operational and information security risks associated with the technologies, processes and practices designed to protect networks, systems, computers, programs and data from attack, damage or unauthorized access. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption, and unauthorized release of confidential customer information. Cyber-attacks affecting us, any third party administrator, the underlying Funds, intermediaries, and other affiliated or third-party service providers may adversely affect us and your Policy Accumulated Value. For instance, cyber-attacks may interfere with Policy transaction processing, including the processing of orders from our website or with the underlying Funds; impact our ability to calculate Accumulated Unit Values, Subaccount Unit Values or an underlying Fund to calculate a net asset value; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Policy to lose value. The constant change in technologies and increased sophistication and activities of hackers and others, continue to pose new and significant cybersecurity threats. While measures have been developed that are designed to reduce cybersecurity risks, there can be no guarantee or assurance that we, the underlying Funds, or our service providers will not suffer losses affecting your Policy due to cyber-attacks or information security breaches in the future.

Distribution Arrangements

Pacific Select Distributors, LLC (“PSD”), a broker-dealer and our subsidiary, pays various forms of sales compensation to broker-dealers (including other affiliates) that solicit applications for the Policies. PSD also may reimburse other expenses associated with the promotion and solicitation of applications for the Policies.

We offer the Policies for sale through broker-dealers that have entered into selling agreements with PSD. Broker-dealers sell the Policies through their life insurance producers who have been appointed by us to sell our products. PSD pays compensation to broker-dealers for the promotion and sale of the Policies. The individual life insurance producer who sells you a Policy typically will receive a portion of the compensation, under the representative’s own arrangement with his or her broker-dealer.

Commissions are based on “target” premiums we determine. The commissions we pay vary with the agreement, but the most common schedule of commissions we pay is:

• 100% of premiums paid up to the first target premium

• 33.5% of the premiums paid up to the second target premium

• 2.5% of the premiums paid under targets 3-10

• 2% of premiums paid thereafter.

Your life insurance producer typically receives a portion of the compensation that is payable to his or her broker-dealer in connection with the Policy, depending on the agreement between your life insurance producer and his or her firm. Pacific Life is not involved in determining that compensation arrangement, which may present its own incentives or conflicts. You may ask your life insurance producer how he/she will personally be compensated for the transaction.

PSD or an affiliate may pay broker-dealers an annual renewal commission of up to 0.20% of a Policy’s Accumulated Value less any Policy Debt. We calculate the renewal amount monthly and it becomes payable on each Policy Anniversary.

In addition to the commissions described above, we and/or an affiliate may pay additional cash compensation from their own resources in connection with the promotion and solicitation of applications for the Policies by some, but not all, broker-dealers. The additional cash compensation based on premium payments generally does not exceed 14.50% of first target premium and 1% of premiums paid thereafter. Such additional compensation may give Pacific Life greater access to life insurance producers of the broker-dealers that receive such compensation. While this greater access provides the opportunity for training and other educational programs so that your life insurance producer may serve you better, this additional compensation also may afford Pacific Life a “preferred” status at the recipient broker-dealer and provide some other marketing benefit such as website placement, access to life insurance producer lists, extra marketing assistance, or other heightened visibility and access to the broker-dealer’s sales force that otherwise influences the way that the broker-dealer and the life insurance producer market the Policies.

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We may also provide compensation to broker-dealers for providing ongoing service in relation to Policies that have already been purchased.

Additional Compensation and Revenue Sharing

To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, selling broker dealers may receive additional payments in the form of cash, other special compensation or reimbursement of expenses, sometimes called “revenue sharing”. These additional compensation or reimbursement arrangements may include, for example, payments in connection with the firm’s “due diligence” examination of the Policies, payments for providing conferences or seminars, sales or training programs for invited life insurance producers and other employees, payments for travel expenses, including lodging, incurred by life insurance producers and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Policies, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms. Subject to applicable FINRA rules and other applicable laws and regulations, PSD and its affiliates may contribute to, as well as sponsor, various educational programs, sales contests and/or promotions in which participating firms and their sales persons may receive prizes such as merchandise, cash, or other awards. Such additional compensation may give us greater access to life insurance producers of the broker-dealers that receive such compensation or may otherwise influence the way that a broker-dealer and life insurance producer market the Policies.

These arrangements may not be applicable to all firms, and the terms of such arrangements may differ between firms. We provide additional information on special compensation or reimbursement arrangements involving selling firms and other financial institutions in the Statement of Additional Information, which is available upon request. Any such compensation, which may be significant at times, will not result in any additional direct charge to you by us.

The compensation and other benefits provided by PSD or its affiliates, may be more or less than the overall compensation on similar or other products. This may influence your life insurance producer or broker-dealer to present this Policy over other investment vehicles available in the marketplace. You may ask your life insurance producer about these differing and divergent interests, how he/she is personally compensated and how his/her broker-dealer is compensated for soliciting applications for the Policy.

We may agree to waive or reduce some or all of such charges and/or credit additional amounts under our Policies, for those Policies sold to persons who meet criteria established by us, who may include current and retired officers, directors and employees of us and our affiliates, trustees of the Pacific Select Fund, life insurance producers and employees of broker/dealers with a current selling agreement with us and their affiliates, and immediate family members of such persons (“Eligible Persons”). We will credit additional amounts to Policies owned by Eligible Persons. If such Policies are purchased directly through Pacific Select Distributors, LLC (PSD), Eligible Persons will not be afforded the benefit of services of any other broker/dealer and will bear the responsibility of determining whether a variable life insurance Policy, optional benefits and underlying Investment Options are appropriate, taking into consideration age, income, net worth, tax status, insurance needs, financial objectives, investment goals, liquidity needs, time horizon, risk tolerance and other relevant information. In addition, Eligible Persons who purchased their Policy through PSD, must contact us directly with servicing questions, Policy changes and other matters relating to their Policies.

The amount credited to Policies owned by Eligible Persons will equal the reduction in expenses we enjoy by not incurring brokerage commissions in selling such Policies, with the determination of the expense reduction and of such crediting being made in accordance with our administrative procedures. These credits will be added to an eligible persons Policy after the Free Look Transfer Date has occurred, or, if premiums are paid using the monthly Electronic Funds Transfer plan, on the first Policy Anniversary.

Portfolio managers of the underlying portfolios available under this Policy may help pay for conferences or meetings sponsored by us or PSD relating to management of the portfolios and our variable life insurance products.

Please refer to the SAI for additional information on distribution arrangements and the conflicts of interest that they may present.

Service Arrangements

We have entered into administrative and/or service agreements with certain Funds which pay us for administrative and other services, including, but not limited to, certain communications and support services. The fees are based on an annual percentage of average daily net assets of certain Fund portfolios purchased by us at Policy Owner’s instructions. Currently, the fees received do not exceed an annual percentage of 0.40% and each Fund may not pay the same annual percentage. Because we receive such fees, we may be subject to competing interests in making these Funds available as Investment Options under the Policies.

American Century Services, LLC pays us for each American Century Variable Portfolios, Inc. portfolio (Class II) held by our separate accounts. American Funds Insurance Series pays us for each American Funds Insurance Series Portfolio (Class 4) held by our separate accounts. BlackRock Distributors, Inc., pays us for each BlackRock Variable Series Funds, Inc. portfolio (Class I and Class III) held by our separate accounts. The Dreyfus Corporation pays us for each Dreyfus Variable Investment Fund portfolio (Service Shares) held by our separate accounts. Fidelity Distributors Corporation (FDC) and Fidelity Investments Institutional Operations Company, Inc. (FIIOC), pay us for each Fidelity® VIP Funds portfolio (Service Class 2) held by our separate accounts. Franklin Templeton Services, LLC pays us for each Franklin Templeton Variable Insurance Products Trust portfolio (Class 2) held by our separate accounts. Invesco Advisers, Inc. and its affiliates pay us for each AIM Variable Insurance Funds (Invesco Variable Insurance Funds) portfolio (Series II) held by our separate accounts. Janus Capital Management LLC, pays us for each Janus Aspen Series portfolio (Service

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Shares) held by our separate accounts. Lazard Asset Management Securities LLC, pays us for each Lazard Retirement Series, Inc. portfolio (Service Class) held by our separate accounts. Legg Mason Investor Services, LLC, pays us for each Legg Mason Partners Variable Equity Trust (Class II) and Legg Mason Partners Variable Income Trust (Class II) portfolio held by our separate accounts. Lord Abbett Series Fund, Inc. pays us for each Lord Abbett Series Fund, Inc. portfolio (Class VC) held by our separate accounts. Massachusetts Financial Services Company, pays us for each MFS Variable Insurance Trust portfolio (Service Class) held by our separate accounts. Neuberger Berman BD LLC pays us for each Neuberger Berman Advisers Management Trust portfolio (I Class) held by our separate accounts. OppenheimerFunds Distributor, Inc. and Shareholder Services, Inc. pay us for each Oppenheimer Variable Account Funds portfolio (Service Shares) held by our separate accounts. Pacific Investment Management Company, LLC pays us for each PIMCO Variable Insurance Trust portfolio (Advisor Class) held by our separate accounts. Royce Capital Fund pays us for each Royce Capital Fund portfolio (Service Class) held by our separate accounts. State Street Global Advisors Funds Distributors, LLC pays us for each State Street Variable Insurance Series Funds, Inc. portfolio (Class 3) held by our separate accounts. T. Rowe Price Associates, Inc., pays us for each T. Rowe Price Equity Series Inc., portfolio (Class II) held by our separate accounts. Van Eck Securities Corporation, pays us for each VanEck VIP Trust portfolio (Initial Class) held by our separate accounts.

Illustrations

We will provide you with Illustrations based on different sets of assumptions upon your request.

• Illustrations based on information you give us about the Age of the people to be insured by the Policy, their Risk Class, the Face Amount of all Coverage Layers, the Death Benefit and premium payments.

• Illustrations that show the allocation of premium payments to specified Variable Accounts. These will reflect the expenses of the portfolio of the Fund in which the Variable Account invests.

• Illustrations that use a hypothetical gross rate of return up to 12% are available. Illustrations that use a hypothetical gross rate of return greater than 12% are available only to certain large institutional investors.

You can request such Illustrations at any time. Such Illustrations reflect assumptions about the Policy’s non-guaranteed elements and about how you will use the Policy’s options. Over time the Policy’s actual non-guaranteed elements, and your actual use of the Policy’s options, are likely to vary from the assumptions used in such Illustrations. For these reasons, actual Policy values will likely be more or less favorable than shown in such Illustrations. You can get one Policy Illustration free of charge per Policy Year. We reserve the right to charge $25 for each additional Illustration.

Lost Policy

If you lose your Policy, you may request a Certificate of Coverage free of charge. If you require a duplicate Policy, we may charge a fee of $50 per duplicate. To request a Certificate of Coverage or a duplicate Policy, please contact us for a Certificate of Insurance/ Duplicate Policy Request Form.

Audits of Premiums/Loans

You may request us to run a report of premium payments you have made or loan transactions under your Policy. If you request us to provide information for a period of more than 2 years from date of request, we may charge you an administrative fee of $25 for this service.

State Regulation

On September 1, 2005, Pacific Life redomesticated to Nebraska. We are subject to the laws of the state of Nebraska governing insurance companies and to regulations issued by the Commissioner of Insurance of Nebraska. In addition, we are subject to the insurance laws and regulations of the other states and jurisdictions in which we are licensed or may become licensed to operate.

An annual statement in a prescribed form must be filed with the Commissioner of Insurance of Nebraska and with regulatory authorities of other states on or before March 1st in each year. This statement covers our operations for the preceding year and our financial condition as of December 31st of that year. Our affairs are subject to review and examination at any time by the Commissioner of Insurance or his agents, and subject to full examination of our operations at periodic intervals.

Legal Proceedings and Legal Matters

Pacific Life, the Separate Account, and PSD are not involved in any legal proceedings that would have a material effect on Policy Owners.

Legal matters concerning the issue and sale of the life insurance policies described in this prospectus, our organization and authority to issue the Policies, and matters relating to federal securities laws and federal income tax laws have been passed upon by our counsel.

Rule 12h-7 Representation

In reliance on the exemption provided by Rule 12h-7 of the Securities Exchange Act of 1934 (“34 Act”), we do not intend to file periodic reports as required under the ’34 Act.

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Financial Statements

Pacific Life’s financial statements and the financial statements of Pacific Select Exec Separate Account are contained in the Statement of Additional Information.

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APPENDIX A: DEATH BENEFIT PERCENTAGES

Age	Percentage	Age	Percentage	Age	Percentage	Age	Percentage
0-40	250%	50	185%	60	130%	70	115%
41	243	51	178	61	128	71	113
42	236	52	171	62	126	72	111
43	229	53	164	63	124	73	109
44	222	54	157	64	122	74	107
45	215	55	150	65	120	75-90	105
46	209	56	146	66	119	91	104
47	203	57	142	67	118	92	103
48	197	58	138	68	117	93	102
49	191	59	134	69	116	>93	101

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APPENDIX B: STATE LAW VARIATIONS

Certain Policy features described in this Prospectus may vary or may not be available in your state. The state in which your Policy is issued governs whether or not certain features, Riders, charges or fees are available or will vary under your Policy. These variations are reflected in your Policy and in Riders or Endorsements to your Policy. See your life insurance producer or contact us for specific information that may be applicable to your state.

BACKDATING

For policies based in Ohio, your Policy can be backdated only 3 months.

HOW MUCH YOU CAN BORROW

Loan Amount Available

For policies issued in Arizona and Maine, the loan amount available equals the Net Cash Surrender Value. For policies issued in Pennsylvania, the maximum loan amount available equals 75% of the Net Cash Surrender Value. For policies issued in Virginia, the maximum loan amount is 90% of the Cash Surrender Value.

In Arizona, Florida, Indiana, Maine, New Jersey, and Pennsylvania, the $200 minimum loan requirement amount does not apply.

PAYING THE DEATH BENEFIT IN THE CASE OF SUICIDE

Suicide Exclusion

For policies issued in Colorado, Missouri, and North Dakota, the suicide exclusion period is one year.

OWNERS, THE INSURED, AND BENEFICIARIES

The Insured

For policies issued in Massachusetts and Pennsylvania, the issue age limits are Age 20-80 with a minimum Total Face Amount of $200,000.

YOUR POLICY’S ACCUMULATED VALUE

Asset Charge

For policies issued in Maryland, the minimum guaranteed rate that is applied to the fixed accumulated value will not be less than 2.5% after the monthly asset charge is applied.

REINSTATING A LAPSED POLICY

Reinstatement

Policies issued in Oregon that have not been surrendered may be reinstated within three years after the end of the Grace Period.

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WHERE TO GO FOR MORE INFORMATION

The M’s Versatile Product – Survivorship II variable life insurance policy is underwritten by Pacific Life Insurance Company.

You will find more information about the Policy and Pacific Select Exec Separate Account in the SAI dated May 1, 2018. The SAI has been filed with the SEC and is considered to be part of this prospectus because it is incorporated by reference.

You can get a copy of the SAI without charge by calling or writing to us, or you can view it online at our website. You can also contact the SEC to get the SAI, material incorporated into this prospectus by reference, and other information about registrants that file electronically with the SEC. The SEC may charge you a fee for this information.

You may obtain the current prospectus and SAI for any of the portfolios underlying the Variable Accounts by calling (800) 347-7787.

If you ask us, we will provide you with Illustrations of Policy benefits based on different sets of assumptions. Illustrations may help you understand how your Policy’s Death Benefit, Cash Surrender Value and Accumulated Value would vary over time based on different assumptions. You can get one Policy Illustration free of charge per Policy Year by calling or writing to us. We reserve the right to charge $25 for additional Illustrations.

How to Contact Us

Pacific Life Insurance Company P.O. Box 2030
Omaha, Nebraska 68103-2030

(800) 347-7787
5 a.m. through 5 p.m. Pacific time
www.PacificLife.com

We accept faxes or emails for variable transaction requests (transfers, allocation changes, rebalancing) and also Policy loans at:

(866) 398-0467
Transactions@pacificlife.com

PREMIUM PAYMENTS
Unless you receive premium notices via list bill, send premiums (other than initial premium) to:
Pacific Life Insurance Company
P.O. Box 100957
Pasadena, California 91189-0957

How to Contact the SEC

You can also find reports and other information about the Policy and Separate Account from the SEC. The SEC may charge you a fee for this information.

Commission’s Public Reference Section
100 F Street, NE
Washington, D.C. 20549
(202) 551-8090
Website: www.sec.gov
e-mail: publicinfo@sec.gov

FINRA Public Disclosure Program

FINRA provides investor protection education through its website and printed materials. The FINRA regulation website address is www.finra.org. An investor brochure that includes information describing the BrokerCheck program may be obtained from FINRA. The FINRA BrokerCheck hotline number is (800) 289-9999. FINRA does not charge a fee for the BrokerCheck program services.

 SEC file number 811-05563

 333-153027

MVP VUL SURVIVORSHIP 3 PROSPECTUS MAY 1, 2018

MVP VUL Survivorship 3 is a last survivor flexible premium variable life insurance policy issued by Pacific Life Insurance Company (“Pacific Life”) through Pacific Select Exec Separate Account of Pacific Life.

• Flexible premium means you can vary the amount and frequency of your premium payments. You must, however, pay enough premiums to cover the ongoing costs of Policy benefits.

• Variable means the Policy’s value depends on the performance of the Investment Options you choose.

• Life insurance means the Policy provides a Death Benefit to the Beneficiary you choose.

• Last survivor means the Policy insures the lives of two people and provides a Death Benefit payable after both people have died.

This prospectus provides information that you should know before buying a Policy. Please read the prospectus carefully and keep it for future reference.

This Policy has a selection of Investment Options for you to choose from. The Variable Investment Options available under this Policy invest in portfolios of the following Funds:

AIM Variable Insurance Funds

(Invesco Variable Insurance Funds)

American Century Variable Portfolios, Inc.

American Funds Insurance Series®

BlackRock® Variable Series Funds, Inc.

Dreyfus Variable Investment Fund

Fidelity® Variable Insurance Products Funds

Franklin Templeton Variable Insurance Products Trust

Janus Aspen Series

Lazard Retirement Series, Inc.

Legg Mason Partners Variable Equity Trust

Legg Mason Partners Variable Income Trust

Lord Abbett Series Fund, Inc.

MFS® Variable Insurance Trust

M Fund

Neuberger Berman Advisers Management Trust

Oppenheimer Variable Account Funds

Pacific Select Fund

PIMCO Variable Insurance Trust

Royce Capital Fund

State Street Variable Insurance Series Funds, Inc.

T. Rowe Price Equity Series, Inc.

VanEck VIP Trust

You will find a complete list of each Variable Investment Option in the YOUR INVESTMENT OPTIONS section. This Policy also offers the following Fixed Options and Indexed Fixed Options:

FIXED OPTIONS Fixed Account Fixed LT Account	INDEXED FIXED OPTIONS 1 - Year Indexed Account 1 - Year High Par Indexed Account

This Policy is not available in all states. This prospectus is not an offer in any state or jurisdiction where we are not legally permitted to offer the Policy. The Policy is described in detail in this prospectus and its Statement of Additional Information (SAI). Each Fund is described in its prospectus and in its SAI. No one has the right to describe the Policy or any Fund any differently than they have been described in these documents.

You should be aware that the Securities and Exchange Commission (SEC) has not approved or disapproved of the securities or passed upon the accuracy or adequacy of the disclosure in this prospectus. Any representation to the contrary is a criminal offense.

A life insurance Policy may be appropriate if you are looking to provide a Death Benefit for family members or others or to help meet other long-term financial objectives. Discuss with your life insurance producer whether a variable life insurance Policy, optional benefits and underlying Investment Options are appropriate for you, taking into consideration your age, income, net worth, tax status, insurance needs, financial objectives, investment goals, liquidity needs, time horizon, risk tolerance and relevant information. Together you can decide if a variable life insurance Policy is right for you.

This material is not intended to be used, nor can it be used by any taxpayer, for the purpose of avoiding U.S. federal, state or local tax penalties. Pacific Life, its distributors and their respective representatives do not provide tax, accounting or legal advice. Any taxpayer should seek advice based on the taxpayer’s particular circumstances from an independent tax advisor.

YOUR GUIDE TO THIS PROSPECTUS

Where To Go For More Information back cover

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BENEFITS AND RISKS OF YOUR POLICY

This overview tells you some key things you should know about your Policy. It is designed as a summary only – please read the entire prospectus and your Policy for more detailed information, or contact us or your life insurance producer for additional information about your Policy. This prospectus provides a description of the material rights and obligations under your Policy. Your Policy (including any Riders and/or endorsements) represents the contractual agreement between you and us.

The Policy is offered for sale in all jurisdictions where we are authorized to do business and where the Policy is approved by the appropriate insurance department or regulatory authorities. Individual Policy features may not be available in all states or may vary by state. The state in which your Policy is issued governs whether or not certain features, Riders, charges and fees are allowed in your Policy. Any significant variations from the information appearing in this prospectus which are required due to individual state requirements are contained in your Policy, or provided by separate endorsement and outlined in Appendix B. You should refer to your Policy for these state specific features.

Pacific Life is a variable life insurance policy provider. It is not a fiduciary and therefore does not give advice or make recommendations regarding insurance or investment products.

Benefits of your policy

Flexibility

The Policy is designed to be flexible to meet your specific life insurance needs. Within certain limits, you can:

• choose the timing, amount and frequency of premium payments

• change the Death Benefit Option

• increase or decrease the Policy’s Total Face Amount

• change the Beneficiary

• change your investment selections.

Death Benefit

The Death Benefit will always be the greater of the Death Benefit under the Option you choose or the Minimum Death Benefit. The Minimum Death Benefit is no lower than the death benefit that we must pay to ensure that your Policy qualifies as life insurance.

You may choose one of three Death Benefit Options:

• Option A – your Death Benefit will be the Total Face Amount of your Policy.

• Option B – your Death Benefit will be the Total Face Amount of your Policy plus its Accumulated Value.

• Option C – your Death Benefit will be the Total Face Amount of your Policy plus the total premiums you have paid minus any withdrawals or distributions that reduce your Accumulated Value. However, the Death Benefit will never exceed the Option C Death Benefit Limit shown in the Policy Specifications.

You may choose between two Death Benefit Qualification Tests which are used to determine the Minimum Death Benefit:

• Cash Value Accumulation Test – generally does not limit the amount of premiums you can pay into your Policy.

• Guideline Premium Test – limits the amount of premiums you can pay on your Policy, and the Minimum Death Benefit will generally be smaller than under the Cash Value Accumulation Test.

The test you choose will generally depend on the amount of premiums you want to pay relative to your desired Death Benefit. We may limit premium payments to prevent your policy from being classified as a Modified Endowment Contract.

Accumulated Value

Accumulated Value is the value of your Policy on any Business Day. It is not guaranteed – it depends on the performance of the Investment Options you have chosen, the timing and amount of premium payments you have made, Policy charges, and how much you have borrowed or withdrawn from the Policy.

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You can access your Accumulated Value in several ways:

• Withdrawals – you can withdraw part of your Policy’s Net Cash Surrender Value.

• Loans – you can take out a loan from us using your Policy’s Accumulated Value as security.

• Income benefits – you can use withdrawal or surrender benefits to elect an income benefit that provides a monthly income. In addition, your Policy’s Beneficiary can use Death Benefit proceeds to elect an income benefit.

• Surrender – you can surrender or cash in your Policy for its Net Cash Surrender Value while either Insured is alive.

Investment Options

You can choose to allocate your Net Premiums and Accumulated Value among a selection of Variable Investment Options, each of which invests in a corresponding portfolio of various underlying Funds. The Policy also offers two Fixed Options, both of which provide a guaranteed minimum rate of interest. You may also invest in the Indexed Fixed Options.

You can transfer among the Fixed and Variable Investment Options during the life of your Policy without paying any current income tax. There is currently no charge for transfers. If you allocate your Net Premiums or Accumulated Value to the Indexed Fixed Options, you will not be able to transfer that Indexed Accumulated Value until the end of a Segment Term. At Segment Maturity you may only reallocate Segment Value to a new Segment or to the Fixed Options.

Tax Benefits

Your Beneficiary generally will not have to pay federal income tax on the portion of any Death Benefit Proceeds that are payable as a lump sum at death. You will also generally not be taxed on any or all of your Policy’s Accumulated Value unless you receive a cash distribution.

Risks of your policy

Long-term Financial Planning

This Policy is designed to provide a Death Benefit for family members or others or to help meet other long-term financial objectives. It is not suitable as a short-term savings vehicle. It may not be the right kind of policy if you plan to withdraw money or surrender your Policy for short-term needs. Taking a withdrawal or surrendering your Policy may incur charges. See the FEE TABLES and your Policy for charges assessed when withdrawing from or surrendering your Policy.

Please discuss your insurance needs and financial objectives with your life insurance producer.

Last Survivor Policy

The Policy is a last survivor policy. This means that the Death Benefit will not be paid to your Beneficiary until after the second insured under the Policy dies. This may be appropriate for two spouses who want to provide a Death Benefit for their children.

This may not be the right kind of Policy for someone who wants to provide a Death Benefit for his or her spouse. In that case, a policy that insures a single life may be more appropriate.

Premium Payments

Federal tax law puts limits on the premium payments you can make in relation to your Policy’s Death Benefit. We may refuse all or part of a premium payment you make, or remove all or part of a premium from your Policy and return it to you under certain circumstances, for example, if the amount of premium you paid would result in your Policy no longer qualifying as life insurance or becoming a Modified Endowment Contract under the Tax Code.

Lapse

Your Policy remains In Force as long as you have sufficient Net Accumulated Value to cover your Policy’s monthly deductions of Policy charges. Insufficient premium payments, poor investment performance, withdrawals, and unpaid loans or loan interest may cause your Policy to lapse – which means you will no longer have any insurance Coverage. There are costs associated with reinstating a lapsed Policy.

There is no guarantee that your Policy will not lapse even if you pay your planned periodic premium. You should consider a periodic review of your coverage with your life insurance producer.

Investment Performance

Each Variable Investment Option invests in a corresponding portfolio of an underlying Fund, as detailed in YOUR INVESTMENT OPTIONS. The value of each portfolio fluctuates with the value of the investments it holds. Returns are not guaranteed. You bear the investment risk of any Variable Investment Option you choose.

See each Fund’s prospectus for more information on the underlying portfolios and their individual risks.

The value of the Segments in each of the Indexed Fixed Options is based on the two ways we credit interest to a Segment. We add interest using Segment Indexed Interest and Segment Guaranteed Interest. Segment Indexed Interest in part is based on any positive

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change in an external index. There is no guarantee that Segment Indexed Interest will be greater than zero. However, Segment Guaranteed Interest is credited daily to a Segment and is guaranteed.

In addition, we assess an asset charge on each of the Indexed Fixed Options based upon the Indexed Accumulated Value of those accounts. This charge is added to the Monthly Deductions under your Policy.

Withdrawals and Loans

Making a withdrawal or taking out a loan may:

• change your Policy’s tax status

• reduce your Policy’s Total Face Amount

• reduce your Policy’s Death Benefit

• reduce the Death Benefit Proceeds paid to your Beneficiary

• make your Policy more susceptible to lapsing

• limit your access to the Policy’s Accumulated Value

Be sure to plan carefully before using these Policy benefits.

Your Policy’s withdrawal feature is not available until your first Policy Anniversary.

Policy Loans are not available until after the Free Look Period has expired, except as part of a 1035 exchange.

General Account

Unlike the assets in our Separate Account, the assets in our General Account are subject to liabilities arising from any of our other business. Our ability to pay General Account guarantees, including the Death Benefit, is backed by our financial strength and claims paying ability. We may be unable to meet our obligations with regard to the General Account interest guarantee.

Tax Consequences of Withdrawals, Surrenders and Loans

You may be subject to income tax if you take any withdrawals or surrender the Policy, or if your Policy lapses and you have not repaid any outstanding Policy Debt.

If your Policy becomes a Modified Endowment Contract (MEC), distributions you receive beginning on the date the Policy becomes a MEC may be subject to tax and a 10% penalty.

There are other tax issues to consider when you own a life insurance policy. These are described in more detail in VARIABLE LIFE INSURANCE AND YOUR TAXES.

Indexed Interest Crediting Risk

We credit interest daily to Accumulated Value in the Indexed Fixed Options at a guaranteed rate of 1.00% annually for both the 1-Year Indexed Account and the 1-Year High Par Indexed Account (the Segment Guaranteed Interest). We also credit interest at Segment Maturity to Accumulated Value in the Indexed Fixed Options that is based in part on any positive change in the Index (the Segment Indexed Interest). If the underlying Index remains level or declines over a prolonged period of time and we have not credited Segment Indexed Interest, you may need to increase your premium payments to prevent the Policy from lapsing.

We assess a monthly Indexed Account Charge of 0.025% of the Indexed Accumulated Value. This charge is deducted from your policy’s Accumulated Value as part of the monthly deduction. The 1% Segment Guaranteed Interest Rate does not reflect reductions as a result of Monthly Deductions or the Indexed Account Charge.

Risks that We May Eliminate or Substitute the Index

There is no guarantee that the Index described in this prospectus will be available during the entire time you own your Policy. If the Index is discontinued or we are unable to utilize it, we may substitute a successor index of our choosing. If we do so, the performance of the new index would differ from the Index. This, in turn, may affect the Segment Indexed Interest you earn.

Risk that We May No Longer Offer the Indexed Fixed Options

There is no guarantee that we will offer the Indexed Fixed Options during the entire time you own your Policy. We may discontinue offering the Indexed Fixed Options at any time. If we discontinue the Indexed Fixed Options, you may transfer Indexed Accumulated Value to any other Investment Options consistent with your Policy’s investment restrictions at Segment Maturity. If you do not do so, your Indexed Accumulated Value will be reallocated to the Fixed Account.

No Ownership Rights

An allocation to the Indexed Fixed Options is not equivalent to investing in the underlying stocks comprising the Index. You will have no ownership rights in the underlying stocks comprising the Index, such as voting rights, dividend payments, or other distributions. Also, we are not affiliated with the Index or the underlying stocks comprising the Index. Consequently, the Index and the issuers of the underlying stocks comprising the Index have no involvement with the Policy.

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No Additional Segment Allocations to an Existing Segment

You may not make any additional allocations from the Fixed Account into an existing Segment once it has been created.

Segment Maturity

At the end of a Segment Term, the Segment Value is either transferred to a new Indexed Account Segment, or to the Fixed Options.

Change in Growth Cap

We determine the Growth Cap under the Indexed Fixed Options. We may increase or decrease the Growth Cap for the 1-Year Indexed Account, but it will never be less than the minimum of 3%. We may increase or decrease the Growth Cap for the 1-Year High Par Indexed Account, but it will never be less than 2%.  Once a Segment is created, the Growth Cap for that segment cannot be changed. You may contact us or ask your life insurance producer for information on the current Growth Caps for the 1-Year Indexed Account and the 1-Year High Par Indexed Account.

Costs of Managing Segment Indexed Interest

We manage our obligation to credit Segment Indexed Interest in part by purchasing call options on the Index and by prospectively adjusting the Growth Cap on Segment Start Dates to reflect changes in the costs of purchasing such call options (the price of call options vary with market conditions). In certain cases, we may reduce the Growth Cap for a future Segment. If we do so, the amount of the Segment Indexed Interest which you may otherwise have received would be reduced. However, we will never reduce the Growth Cap below 3% for the 1-Year Indexed Account and 2% for the 1-Year High Par Indexed Account.

Risk that We May Defer Payment of Proceeds

We may defer surrenders, withdrawals, loans, and transfers from the Fixed or Indexed Fixed Options for up to six months.

Restrictions on Transfers to other Investment Options

Amounts allocated to Segments of the Indexed Fixed Options may not be transferred to any other Investment Option until the end of the Segment Term.

Effect of Deductions on Indexed Interest

Amounts deducted from the Indexed Fixed Options as a result of Account Deductions will receive a proportionate Segment Indexed Interest credit at the end of the Segment Term, based upon the average Segment monthly balances during the Segment Term.

The Change in Participation Rate

We determine the Participation Rate under each of the Indexed Fixed Options. We cannot set the Participation Rate to be lower than the guaranteed minimum Participation Rate or change the Participation Rate for any Segment after it has been created.

	Current Participation Rate	Guaranteed Minimum Participation Rate
1 - Year Indexed Account	100%	100%
1 - Year High-Par Indexed Account	150%	140%

The Participation Rate is used in the calculation of the Segment Indexed Interest Rate. For more information, see YOUR INVESTMENT OPTIONS-Indexed Fixed Options for more details.

Surrendering Your Policy

If you surrender your Policy no Indexed Interest will be credited to any Segments that have not yet reached their Segment Maturity.

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FEE TABLES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. Please read the entire prospectus, your Policy and the SAI for more detailed information regarding these fees and expenses.

Table 1 describes the fees and expenses that you will pay at the time you buy the Policy, surrender the Policy, or transfer Accumulated Value between Investment Options.

TABLE 1 – Transaction Fees
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Premium Load Maximum guaranteed charge Minimum and Maximum current charge Charge for a representative Insured	Upon receipt of premium

5.15% of premium

0.70% - 4.15% of premium

Maximum guaranteed charge is 5.15% of premiums paid for a male standard non-smoker who is Age 56 at Policy issue and for a female standard non-smoker who is Age 53 at Policy Issue.

Maximum surrender charge	Upon full surrender of Policy if any Coverage Layer has been in effect for less than 10 Policy Years	$0.04–$48.24 per $1,000 of Face Amount[1]
Charge for a representative Insured

Maximum guaranteed charge is $13.60 per $1,000 of Face Amount at end of Policy Year 1 for a male standard non-smoker who is Age 56 at Policy issue and for a female standard non-smoker who is Age 53 at Policy issue, and the Policy is issued with Death Benefit Option A

ADMINISTRATIVE AND UNDERWRITING SERVICE FEES
Withdrawal charge[2]	Upon partial withdrawal of Accumulated Value	$25 per withdrawal
Transfer fees[2]	Upon transfer of Accumulated Value between Investment Options	$25 per transfer in excess of 12 per Policy Year
Illustration request[2]	Upon request of Policy illustration in excess of 1 per year	$25
Face Amount increase[3]	Upon effective date of requested Face Amount increase	$100

1 The surrender charge is based on the Age and Risk Class of the Insureds, as well as the Death Benefit Option you choose. The surrender charge reduces to $0 after 10 years from the effective date of each Coverage Layer. The surrender charge shown in the table may not be typical of the surrender charge you will pay.

2 We currently do not impose this charge.

3 Applies only to any requested increase of Policy Face Amount.

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Table 2 describes the fees and expenses that you will pay periodically during the time you own the Policy, not including portfolio fees and expenses. The charges include those for individuals in a nonstandard risk category, if applicable.

TABLE 2 – Periodic Charges Other Than Fund Operating Expenses
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Cost of Insurance[1,2]
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.00–$83.33 per $1,000 of Net Amount At Risk
Minimum and Maximum current charge		$0.00–$83.33 per $1,000 of Net Amount At Risk
Charge for a representative Insured

Maximum guaranteed charge is $0.00 per $1,000 of Net Amount At Risk at end of Policy Year 1 for a male standard non-smoker who is Age 56 at Policy issue and for a female standard non-smoker who is Age 53 at Policy issue[3]

Administrative charge[1]
Maximum charge	Monthly Payment Date	$10.00
Coverage charge[1,4]
Minimum and Maximum guaranteed charge Minimum and Maximum current charges	Monthly Payment Date, beginning on effective date of each Coverage Layer	$0.04–$38.76 per $1,000 of Coverage Layer $0.08-$11.07 per $1,000 of Coverage Layer
Charge for a representative Insured

Maximum guaranteed charge is $0.80 per $1,000 of Coverage Layer at end of Policy Year 1 for a male standard non-smoker who is Age 56 at Policy issue and for a female standard non-smoker who is Age 53 at Policy issue with $100,000 Face Amount[3,8] issued under death benefit option A

Current charge is $0.80 per $1,000 of Coverage Layer at end of Policy Year 1 for a male standard non-smoker who is Age 56 at Policy issue and for a female standard non-smoker who is Age 53 at Policy issue with $100,000 Face Amount[3,8] issued under death benefit option A

Monthly Indexed Account charge
Maximum guaranteed and current charge	Monthly Payment Date	0.30% annually (0.025% monthly)[10] of Indexed Accumulated Value
Loan interest charge
Maximum guaranteed and current charge	Policy Anniversary	2.25% of Policy’s Loan Account balance annually[5]
OPTIONAL RIDERS AND BENEFITS[6]
RIDERS PROVIDING FACE AMOUNT COVERAGE ON THE INSURED:
Annual Renewable Term Rider–Last Survivor
Cost of Insurance Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.00–$83.33 per $1,000 of Net Amount At Risk
Minimum and Maximum current charges		$0.00–$83.33 per $1,000 of Net Amount At Risk
Charge for a representative Insured

Maximum guaranteed charge is $0.00 per $1,000 of Net Amount At Risk at end of Policy Year 1 for a male standard non-smoker who is Age 56 at Policy issue and for a female standard non-smoker who is Age 53 at Policy issue[3]

Current charge is $0.00 per $1,000 of Net Amount At Risk at end of Policy Year 1 for a male standard non-smoker who is Age 56 at Policy issue and for a female standard non-smoker who is Age 53 at Policy issue[3]

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TABLE 2 – Periodic Charges Other Than Fund Operating Expenses
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Annual Renewable Term Rider–Last Survivor continued
Coverage charge[4]
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.05–$26.27 per $1,000 of Coverage Layer
Minimum and Maximum current charges		$0.03–$1.06 per $1,000 of Coverage Layer
Charge for a representative Insured

Maximum guaranteed charge is $0.42 per $1,000 of Coverage Layer at end of Policy Year 1 for a male standard non-smoker who is Age 56 at Policy issue and for a female standard non-smoker who is Age 53 at Policy issue[3,9]

Current charge is $0.07 per $1,000 of Coverage Layer at end of Policy Year 1 for a male standard non-smoker who is Age 56 at Policy issue and for a female standard non-smoker who is Age 53 at Policy issue[3,9]

Estate Preservation Rider
Minimum and Maximum guaranteed charge Charge for a representative Insured	Monthly Payment Date

$0.01–$0.63 per $1,000 of Face Amount

Maximum guaranteed charge is $0.01 per $1,000 of Coverage Layer at end of Policy Year 1 for a male standard non-smoker who is Age 56 at Policy issue and for a female standard non-smoker who is Age 53 at Policy issue

Flexible Duration No-Lapse Guarantee Rider
No-Lapse Monthly Charge Deduction Minimum and Maximum guaranteed charge Minimum and Maximum current charge Charge for a representative Insured	Monthly Payment Date

$0.00–$32.21 per $1,000 of Net Amount of Risk

$0.00–$32.21 per $1,000 of Net Amount of Risk

Maximum guaranteed and current charge is $0.00 per $1,000 of Net Amount At Risk at the end of Policy Year 1 for a male standard non-smoker who is Age 56 at Policy issue and for a female standard non-smoker who is Age 53 at Policy issue

Alternative No-Lapse Monthly Deduction Minimum and Maximum guaranteed charge Minimum and Maximum current charge Charge for a representative Insured	Monthly Payment Date

$0.00–$8.00 per $1,000 of Face Amount

$0.00–$8.00 per $1,000 of Face Amount

Maximum guaranteed and current charge is $0.02 per $1,000 of Coverage Layer at end of Policy Year 1 for a male standard non-smoker who is Age 56 at Policy issue and for a female standard non-smoker who is Age 53 at Policy issue

Short-Term No-Lapse Guarantee Rider
Minimum and Maximum guaranteed charge	Not applicable	$0
SVER Term Insurance Rider-Last Survivor
Cost of Insurance
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.00–$83.33 per $1,000 of Net Amount At Risk
Minimum and Maximum current charges		$0.00–$83.33 per $1,000 of Net Amount At Risk
Charge for a representative Insured

Maximum guaranteed charge is $0.00 per $1,000 of Net Amount At Risk at the end of Policy Year 1 for a male standard non-smoker who is Age 56 at Policy issue and for a female standard non-smoker who is Age 53 at Policy issue[3]

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TABLE 2 – Periodic Charges Other Than Fund Operating Expenses
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
SVER Term Insurance Rider-Last Survivor continued
Coverage charge[4]
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.00–$25.08 per $1,000 of Coverage Layer
Minimum and Maximum current charges		$0.00–$9.84 per $1,000 of Coverage Layer
Charge for a representative Insured

Maximum guaranteed charge is $0.00 per $1,000 of Coverage Layer at end of Policy Year 1 for a male standard non-smoker who is Age 56 at Policy issue and for a female standard non-smoker who is Age 53 at Policy issue[3,7]

Current charge is $0.00 per $1,000 of Coverage Layer at end of Policy Year 1 for a male standard non-smoker who is Age 56 at Policy issue and for a female standard non-smoker who is Age 53 at Policy issue[3,7]

Varying Increase Rider-Last Survivor
Minimum and Maximum guaranteed charge	Not applicable	$0
Minimum and Maximum current charges		$0
RIDERS THAT PROVIDE ADDITIONAL BENEFITS:
Annual Renewable Term Rider–Individual
Minimum and Maximum guaranteed charge	Monthly Payment Date	$0.00–$83.33 per $1,000 of Net Amount At Risk
Minimum and Maximum current charge		$0.00–$83.33 per $1,000 of Net Amount At Risk
Charge for a representative Insured		Maximum guaranteed charge during Policy Year 1 is $0.58 per $1,000 of Net Amount At Risk for a male standard non-smoker who is Age 56 at Policy issue[3]
		Current charge during Policy Year 1 is $0.13 per $1,000 of Net Amount At Risk for a male standard nonsmoker who is Age 56 at Policy issue[3]
		Maximum guaranteed charge during Policy Year 1 is $0.35 per $1,000 of Net Amount At Risk for a female standard non-smoker who is Age 53 at Policy issue[3]
		Current charge during Policy Year 1 is $0.07 per $1,000 of Net Amount At Risk for a female standard nonsmoker who is Age 53 at Policy issue[3]
Conversion Rider
Minimum and Maximum guaranteed charge	At exercise of benefit	$0
Enhanced Policy Split Option Rider
Minimum and Maximum guaranteed charge	Not applicable	$0
Policy Split Option Rider
Minimum and Maximum guaranteed charge	At exercise of benefit	$200
Premier Living Benefits Rider-Last Survivor
Minimum and Maximum guaranteed charge	At Rider exercise

There is no additional charge for this Rider. However, upon receiving a benefit payment there will be a reduction in Death Benefit and Policy values. See POLICY BENEFITS–Optional Riders and Benefits–Premier Living Benefits Rider-Last Survivor

Charge for a representative Insured

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TABLE 2 – Periodic Charges Other Than Fund Operating Expenses
CHARGE	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
Terminal Illness Rider-Last Survivor
Minimum and Maximum guaranteed charge	At Rider exercise

There is no additional charge for this Rider. However, upon receiving a benefit payment there will be a reduction in Death Benefit and Policy values. See POLICY BENEFITS–Optional Riders and Benefits–Terminal Illness Rider-Last Survivor

Charge for a representative Insured

1 This charge is reduced to zero on and after your Policy’s Monthly Deduction End Date.

2 Cost of insurance rates apply uniformly to all members of the same Class. The cost of insurance charges shown in the table may not be typical of the charges you will pay. Your Policy Specifications will indicate the guaranteed cost of insurance charge applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from your life insurance producer or us. Also, before you purchase the Policy, you may request personalized illustrations of your future benefits under the Policy based upon the Insureds’ Class, the Death Benefit Option, Face Amount, planned periodic premiums, and any Riders requested. The maximum guaranteed cost of insurance rates for your Policy will be stated in the Policy Specifications and calculated per $1.00 of Coverage Layer.

3 Charges shown for this sample Policy may not be typical of the charges you will pay.

4 The Coverage charge rate is based on the Age and Risk of the Insureds and the Face Amount on the Policy Date or date Rider is effective. It also varies with the Death Benefit Option you choose. Each Coverage Layer will have a corresponding Coverage charge related to the amount of the increase, based on the Age and Risk Class of the Insureds at the time of the increase. Ask your life insurance producer for information regarding this charge for your Policy. The maximum guaranteed Coverage charge for your Policy will be stated in the Policy Specifications.

5 In addition to the loan interest charge, the Loan Account Value that is used to secure Policy Debt will be credited interest at a minimum of 2.00%. Interest on the Loan Account and Policy Debt accrues daily. On each Policy Anniversary, we transfer the excess of the Policy Debt over Loan Account Value from the Investment Options to the Loan Account. If the Loan Account Value is greater than Policy Debt, then such excess is transferred from the Loan Account to the Investment Options.

6 Riders are briefly described under POLICY BENEFITS – Optional Riders and Benefits. Except for the Short-Term No Lapse Guarantee Rider, Rider charges are based on the Age and Risk Class of the person insured under the Rider on the effective date of the Rider. Ask your life insurance producer for information on optional Rider charges for your Policy. The charges for any optional benefit Riders you add to your Policy will be stated in the Policy Specifications.

7 The current Coverage charge per $1,000 of Coverage Layer for this sample Policy is $0.00/month in Policy Year 1, $0.27/month in Policy Year 2, $0.41/month in Policy Years 3-10, and $0.00/month in Policy Year 11 and thereafter. The guaranteed Coverage charge per $1,000 of Coverage Layer for this sample Policy is $0.00/month in Policy Year 1, $0.40/month in Policy Year 2, $0.41/month in Policy Years 3-10, $0.40/month in Policy Years 11-20,and $0.24/month in Policy Year 21 and thereafter.

8 The current Coverage charge per $1,000 of Coverage Layer for this sample Policy is $0.80/month in Policy Years 1-10, and $0.00/month in Policy Year 11 and thereafter. In Policy Year 21 and thereafter, the maximum guaranteed Coverage charge is reduced to $0.48/month per $1,000 of Coverage Layer

9 The maximum guaranteed Coverage charge per $1,000 of Coverage Layer for this sample Policy is $0.42/month in Policy Years 1-20. In Policy Year 21 and thereafter, the maximum guaranteed Coverage charge is reduced to $0.25/month per $1,000 of Coverage Layer. The current charge is level for 10 Policy Years from the effective date of the Coverage Layer and then reduces to zero.

10 The monthly Indexed Account charge may reduce the 1-Year Indexed Account and 1-Year High Par Indexed Account effective yield.

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Total annual Fund operating expenses

This table shows the minimum and maximum total annual operating expenses paid by the portfolios that you pay indirectly during the time you own the Policy. This table shows the range (minimum and maximum) of fees and expenses (including management fees, shareholder servicing or distribution (12b-1) fees, and other expenses) charged by any of the portfolios, expressed as an annual percentage of average daily net assets. The amounts are based on expenses paid in the year ended December 31, 2017, adjusted to reflect anticipated changes in fees and expenses, or, for new portfolios, are based on estimates for the current fiscal year.

Each Variable Account of the Separate Account purchases shares of the corresponding Fund portfolio at net asset value. The net asset value reflects the investment advisory fees and other expenses that are deducted from the assets of the portfolio. The advisory fees and other expenses are not fixed or specified under the terms of the Policy, and they may vary from year to year. These fees and expenses are described in each Fund’s prospectus.

	Minimum	Maximum
Range of total annual portfolio operating expenses before any waivers or expense reimbursements	0.28%	2.18%
	Minimum	Maximum
Range of total annual portfolio operating expenses after waivers or expense reimbursements	0.28%	2.07%

To help limit Fund expenses, Fund advisers have contractually agreed to reduce investment advisory fees or otherwise reimburse certain portfolios of their respective Funds which may reduce the portfolio’s expenses. The range of expenses in the first row above does not include the effect of any waiver and/or expense reimbursement arrangement. The range of expenses in the second row includes the effect of waiver and/or expense reimbursement arrangements that will remain in effect. There can be no assurance that Fund expense waivers or reimbursements will be extended beyond their current terms as outlined in each Fund prospectus, and they may not cover certain expenses such as extraordinary expenses. See each Fund’s prospectus for complete information regarding operating expenses of that Fund and any waivers in effect for each particular Fund.

Some Investment Options available to you are “fund of funds”. A fund of funds portfolio is a fund that invests in other funds in addition to other investments that the portfolio may make. Some funds of funds may have fees higher than other available Investment Options. The fees for the funds of funds Investment Options available under your Policy are in the range of total portfolio operating expenses disclosed above. For more information on these portfolios, please see the prospectuses for the Funds.

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TERMS USED IN THIS PROSPECTUS

In this prospectus, you or your mean the policyholder or Owner. Pacific Life, we, us or our refer to Pacific Life Insurance Company. Fund, or, collectively, the Funds, refer to one of the funds providing underlying portfolios for the Variable Investment Options offered under the Policy. Policy means a MVP VUL Survivorship 3 variable life insurance policy, unless we state otherwise.

We have tried to make this prospectus easy to read and understand, but you may find some words and terms that are new to you. We have identified some of these below.

If you have any questions, please ask your life insurance producer or call us at (800) 347-7787.

1 – Year High Par Indexed Account – referred to as the “1 Year Indexed Account 3” in your Policy, is an account that is part of our General Account. We credit interest on the indexed account, in part, based on any positive change in an Index.

1 – Year Indexed Account – an account that is part of our General Account. We credit interest on the indexed account, in part, based on any positive change in an Index.

Accounts – consist of the Fixed Options, the Variable Accounts, the Indexed Fixed Options and the Loan Account, each of which may be referred to as an Account.

Account Deduction – is treated as a proportionate reduction to Fixed and Variable Investment Options. Any deduction in excess of the Fixed and Variable Investment Options will be deducted from the Indexed Fixed Options as a segment deduction.

Accumulated Value – the total amount of your Policy’s Variable Accumulated Value, Fixed Accumulated Value, Indexed Accumulated Value and the Loan Account Value, on any Business Day.

Age – an Insured's age on his/her birthday nearest the Policy Date. We add one year to this Age on each Policy Anniversary.

Basic Face Amount – is the sum of the Face Amounts of all Basic Life Coverage Layers on the Insureds. The Face Amount of the initial Basic Life Coverage is shown in the Policy Specifications.

Basic Life Coverage – is insurance Coverage on the Insureds provided by this Policy as shown in the Policy Specifications and any related Supplemental Schedule of Coverage. Certain Riders may provide life insurance Coverage, but such amounts are not included in the Basic Life Coverage.

Beneficiary – the person, people, entity or entities you name to receive the Death Benefit Proceeds.

Business Day – any day that the New York Stock Exchange and our Life Insurance Division are open. It usually ends at 4:00 p.m. Eastern time. A Business Day is called a valuation day in your Policy.

Cash Surrender Value – the Policy’s Accumulated Value less any surrender charge.

Cash Value Accumulation Test – one of two Death Benefit Qualification Tests available under the Policy, and defined in Section 7702(b) of the Tax Code.

Class – is used in determining Policy charges, and interest credited to the Fixed Options, features of the Indexed Fixed Options, and depends on a number of factors, including but not limited to the Death Benefit, Basic and Total Face Amount, Coverage Layer, Policy Date, Policy duration, premiums paid, the Age and Risk Class of the Insured(s), requested or scheduled additions or increases of Coverage Layers, and the presence of optional Riders and benefits.

Closing Value – the value of the Index as of the close of the New York Stock Exchange, which is usually 4:00 p.m. Eastern time. If no closing value is published for a given day, we will use the closing value for the next day for which closing value is published.

Code or Tax Code – is the U.S. Internal Revenue Code of 1986, as amended.

Coverage – insurance coverage on the Insured as provided by the Policy or other attached Riders.

Coverage Layer – is a Basic Life Coverage Layer or a layer of insurance Coverage on both of the Insureds under an optional Rider.

Coverage Layer Date – is the effective date of a particular Coverage Layer and is the date used to determine Coverage Layer months, years and anniversaries. The Coverage Layer Date for the initial Coverage Layer is the Policy Date as shown in the Policy Specifications.

Cumulative Segment Guaranteed Interest Rate – the Segment Guaranteed Interest Rate compounded annually for the number of years in the Segment Term.

Cutoff Date – 4:00 p.m. Eastern time, two Business Days before the Segment Start Date.

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Death Benefit – the amount which is payable on the date of the Survivor's death.

Death Benefit Proceeds – the amount which is payable to the Beneficiary on the date of the Survivor's death, adjusted as provided in the Policy.

Death Benefit Qualification Test – either the Cash Value Accumulation Test or the Guideline Premium Test. This test determines what the lowest Minimum Death Benefit should be in relation to a Policy’s Accumulated Value. Each test available under the Policy is defined in Section 7702 of the Tax Code.

Designated Amount – the amount you instruct us to allocate to an Indexed Fixed Option. We will only transfer the Designated Amount (or such lesser amount if Policy charges have been deducted, or if you have taken a withdrawal or loan) to an Indexed Fixed Option on a Segment Start Date. Any interest earned on the Designated Amount while it is allocated to the Fixed Account will not be transferred to an Indexed Fixed Option on a Segment Start Date.

Face Amount – the amount of insurance Coverage on the Insureds provided by the Policy Coverage or Rider Coverage, as shown in the Policy Specifications and any related Supplemental Schedule of Coverage. The Face Amount is subject to increase or decrease as provided elsewhere in the Policy.

Fixed Account – an account that is part of our General Account to which all or a portion of Net Premium payments may be allocated for accumulation at a fixed rate of interest declared by us.

Fixed Accumulated Value – the total amount of your Policy’s value allocated to the Fixed Accounts.

Fixed LT Account – an account that is part of our General Account to which all or a portion of Net Premium payments may be allocated for accumulation at a fixed rate of interest declared by us.

Fixed Options – Investment Options that are part of our General Account and that consist of one or more fixed accounts available under this Policy. The fixed accounts available as of the Policy Date are the Fixed Account and the Fixed LT Account. Net Premiums and Accumulated Value under the Policy may be allocated to one or more Fixed Accounts.

Free Look Right – your right to cancel (or refuse) your Policy and return it for a refund.

Free Look Transfer Date – for Policies issued in states that require return of premium if the Free Look Right is exercised, the day we transfer Accumulated Value from the Fidelity® VIP Government Money Market Variable Account to the Investment Options you chose.

Fund –AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series, BlackRock Variable Series Funds, Inc., Dreyfus Variable Investment Fund, Fidelity® Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Lord Abbett Series Fund, Inc., MFS Variable Insurance Trust, M Fund, Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, Pacific Select Fund, PIMCO Variable Insurance Trust, Royce Capital Fund, State Street Variable Insurance Series Funds, Inc., T. Rowe Price Equity Series, Inc., VanEck VIP Trust.

General Account – includes all of our assets, except for those held in the Separate Account, or any of our other separate accounts.

Grace Period – a 61-day period, beginning on the date we send you, and anyone to whom you have assigned your Policy, notice that your Policy’s Accumulated Value less Policy Debt is insufficient to pay the total monthly charge. The Grace Period gives you 61 days in which to pay sufficient premium to keep your Policy In Force and prevent your Policy from lapsing.

Growth Cap – the maximum total interest rate for a Segment over the Segment Term, as described in the Indexed Fixed Options, including both Cumulative Segment Guaranteed Interest Rate and the Segment Indexed Interest Rate.

Guideline Premium Limit – the maximum amount of premium or premiums that can be paid for any given Face Amount in order to qualify the Policy as life insurance for tax purposes as specified in the Guideline Premium Test.

Guideline Premium Test – one of two Death Benefit Qualification Tests available under the Policy, and defined in Section 7702(a)(2) of the Tax Code.

Illustration – a display of Policy benefits based upon the assumed Age and Risk Class of an Insured, Face Amount of the Policy, Death Benefit, premium payments, and historical or hypothetical gross rate(s) of return.

Index – The Standard & Poor’s 500® Composite Stock Price Index, excluding dividends (“S&P 500®”).

Index Growth Rate – (b ÷ a) – 1, where:

a = the Closing Value of the Index as of the day before the beginning of the Segment Term; and

b = the Closing Value of the Index as of the day before the end of the Segment Term.

Indexed Account – an account that is part of our General Account. Currently, there are two Indexed Accounts – the 1-Year Indexed Account and the 1-Year High Par Indexed Account (referred to as the “1 Year Indexed Account 3” in your Policy).

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Indexed Accumulated Value – the total amount of your Policy’s Accumulated Value allocated to the Indexed Fixed Options. The Indexed Accumulated Value will not include Segment Indexed Interest for any Segments that have not reached Segment Maturity.

Indexed Fixed Option Value – the sum of the Segment Values for all Segments in the Indexed Fixed Options.

Indexed Fixed Options – Investment Options that are part of our General Account and that consist of one or more indexed accounts available under this Policy. The indexed accounts available as of the Policy Date are the 1-Year Indexed Account and the 1-Year High Par Indexed Account.

In Force – the status of a Policy when all requirements are met to provide a Death Benefit upon the death of the Survivor.

In Proper Form – is when we will process your requests once we receive all letters, forms or other necessary documents, completed to our satisfaction. In Proper Form may require, among other things, a signature guarantee or some other proof of authenticity. We do not generally require a signature guarantee, but we may ask for one if it appears that your signature has changed, if the signature does not appear to be yours, if we have not received a properly completed application or confirmation of an application, or for other reasons to protect you and us. Call us or contact your life insurance producer if you have questions about the proper form required for a request.

Insured – a person on whose life the Policy is issued. Collectively referred to as the Insureds.

Investment Option – a Variable Investment Option, Fixed Option or Indexed Fixed Option.

Loan Account – an account which holds amounts transferred from the Investment Options as collateral for Policy loans.

Loan Account Value – the total amount of your Policy’s Accumulated Value allocated to the Loan Account.

Lockout Period – a 12-month period of time during which you may not make any transfers into the Indexed Fixed Options. A Lockout Period begins any time a deduction is taken from the Indexed Fixed Options as a result of a loan or withdrawal that is not part of a Systematic Distribution Program.

Minimum Death Benefit – is based on the Death Benefit Qualification Test for the Policy and at any time will be no less than the minimum amount we determine to be required for this Policy to qualify as life insurance under the Code.

Modified Endowment Contract – a type of life insurance policy as described in Section 7702A of the Tax Code, which receives less favorable tax treatment on distributions of cash value than conventional life insurance policies. Classification of a Policy as a Modified Endowment Contract is generally dependent on the amount of premium paid during the first seven Policy Years, or after a material change has been made to the Policy.

Monthly Deduction – an amount that is deducted monthly from your Policy’s Accumulated Value on the Monthly Payment Date until the Monthly Deduction End Date. The Monthly Deduction is the sum of the cost of insurance charge, the administrative charge, the Coverage charge, the monthly Indexed Account charge and any charge for optional Riders and benefits.

Monthly Deduction End Date – is the date when Monthly Deductions end as shown in the Policy Specifications.

Monthly Payment Date – the day we deduct monthly charges from your Policy’s Accumulated Value. The first Monthly Payment Date is your Policy Date, and it is the same day each month thereafter.

Net Accumulated Value – the Accumulated Value less any Policy Debt.

Net Amount At Risk – the difference between the Death Benefit payable if the Insureds died and the Accumulated Value of your Policy. We use a Net Amount At Risk to calculate the Cost of Insurance Charge. For Cost of Insurance Charge purposes, the Net Amount At Risk is equal to the Death Benefit as of the most recent Monthly Payment Date divided by 1.0016516, reduced by the Accumulated Value of your Policy.

Net Cash Surrender Value – the Cash Surrender Value less any Policy Debt.

Net Premium – premium paid less any premium load deducted.

Net Single Premium – the amount of premium needed to fund future benefits under the Policy as specified in the Cash Value Accumulation Test.

Owner – the person named on the application who makes the decisions about the Policy and its benefits while it is In Force. Two or more Owners are called Joint Owners.

Participation Rate – the percentage of the Index Growth Rate used to calculate the Segment Indexed Interest Rate.

Policy Anniversary – the same day as your Policy Date every year after we issue your Policy.

Policy Date – the date used to determine the Monthly Payment Date, Policy months, Policy Years, and Policy monthly, quarterly, semi-annual and annual anniversaries.

Policy Debt – the amount in the Loan Account, plus any interest you owe.

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Policy Specifications – summarize information specific to your Policy at the time the Policy is issued. We will send you updated Policy Specification pages or supplemental schedules if you change your Policy’s Face Amount or any of the Policy’s other benefits.

Policy Year – starts on your Policy Date and each Policy Anniversary, and ends on the day before the next Policy Anniversary.

Riders – provide extra benefits, some at additional cost. Any optional Rider which offers additional life insurance Coverage on both Insureds will have an initial Face Amount and any increase is also referred to as a “Coverage Layer”.

Risk Class – is determined during the underwriting process and is used to determine certain Policy charges.

Segment – a portion of your Accumulated Value in an Indexed Fixed Option. We create a Segment when Accumulated Value is transferred from the Fixed Account to an Indexed Fixed Option.

Segment Guaranteed Interest – the interest we credit daily to each Segment in the 1-Year Indexed Account and 1-Year High Par Indexed Account from the Segment Start Date to the Segment Maturity at an annual rate equal to 1% for the Indexed Fixed Options.

Segment Indexed Interest – additional interest may be credited to the Segment at the end of the Segment Term based on the performance of the Index.

Segment Indexed Interest Rate – The Segment Indexed Interest Rate reflects any growth in the Index, multiplied by the Participation Rate, subject to the Growth Cap, that exceeds the Cumulative Segment Guaranteed Interest Rate. It is equal to [the lesser of (a × b) and c] - d, but not less than zero where:

a = Index Growth Rate

b = Participation Rate

c = Growth Cap

d = Cumulative Segment Guaranteed Interest Rate

Segment Maturity – the end of the Segment Term and the date we calculate any Segment Indexed Interest and credit it to the Segment.

Segment Maturity Value – the value of the Segment at Segment Maturity, including any Segment Indexed Interest.

Segment Start Dates – the dates on which transfers into the Indexed Fixed Options may occur, generally the 15th of each month as shown in your Policy Specifications. We use a Segment Start Date to determine Segment months and Segment years.

Segment Term – a one-year period beginning on the Segment Start Date and ending on the Segment Maturity date.

Segment Value – the amount transferred to an Indexed Fixed Option from the Fixed Account on the Segment Start Date. After the Segment Start Date, the Segment Value equals a + b - c + d where:

a = the Segment Value as of the previous day;

b = the Segment Guaranteed Interest since the previous day;

c = any Segment Deductions since the previous day; and

d = any Segment Indexed Interest credited only at Segment Maturity.

Separate Account – the Pacific Select Exec Separate Account, a separate account of ours registered as a unit investment trust under the Investment Company Act of 1940.

Supplemental Schedule of Coverage – is the written notice we will provide you reflecting certain changes made to your Policy after the Policy Date.

Survivor – the living Insured after one of the Insureds dies.

Systematic Distribution Program – a program of periodic distribution that we designate, which includes periodic distribution of the Policy’s Accumulated Value through Policy loans and withdrawals.

Total Face Amount – the sum of Face Amount of Basic Life Coverage and the Face Amounts of any Riders providing insurance coverage on the Insureds, unless specifically excluded.

Total Interest Credited – the sum of Segment Indexed Interest plus Segment Guaranteed Interest that we credit to a Segment within the Indexed Fixed Options.

Variable Account – a subaccount of the Separate Account which invests in shares of a corresponding portfolio of an underlying Fund.

Variable Accumulated Value – the total amount of your Policy’s Accumulated Value allocated to the Variable Accounts.

Variable Investment Option – a Variable Account or Variable Option.

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Written Request – your signed request in writing, which may be required on a form we provide, and received by us at our Administrative Office, containing information we need to act on the request.

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POLICY BASICS

MVP VUL Survivorship 3 is a last survivor flexible premium variable life insurance policy that insures the lives of two people and pays Death Benefit Proceeds after both people have died.

When you buy a MVP VUL Survivorship 3 life insurance Policy, you are entering into a contract with Pacific Life Insurance Company. Your contract with us is made up of your application, your Policy, applications to change or reinstate the Policy, any amendments, Riders or endorsements to your Policy, and Policy Specifications.

Issuing the Policy

Your life insurance producer will assist you in completing your application for the Policy. Your life insurance producer’s broker-dealer firm has up to 7 business days to review the application before it is sent to us. When we approve your application, we will issue your Policy. If your application does not meet our underwriting and administrative requirements, we can reject it or ask you for more information. Your Policy will be sent to your life insurance producer for delivery to you. You will be asked to sign a policy delivery receipt. For Policy delivery status, check with your life insurance producer.

Our obligations to you under the Policy begin when it is In Force. We consider your Policy In Force when the following requirements are met:

• all necessary contractual and administrative requirements are met, and

• we receive and apply the initial premium to the Policy.

If there are any outstanding contractual or administrative requirements that prevent your Policy from being placed In Force, your life insurance producer will review them with you no later than when the Policy is delivered. See HOW PREMIUMS WORK – Your Initial Premium for more information.

Your Policy will be In Force until one of the following happens:

• the Survivor under the Policy dies

• the Grace Period expires and your Policy lapses, or

• you surrender your Policy.

If your Policy is not In Force when the Survivor dies, we are not obligated to pay the Death Benefit Proceeds to your Beneficiary.

Owners, the Insured, and Beneficiaries

Owners

You can own a Policy by yourself or with someone else. You need the signatures of all Owners for all Policy transactions.

If one of the Joint Owners dies, the surviving Owner will hold all rights under the Policy. If the Owner or the last Joint Owner dies, his or her estate will own the Policy unless you have given us other instructions.

You can change the Owner of your Policy by completing a Change of Owner Form. Please contact us or your life insurance producer for a Change of Owner Form. Once we receive and record your request, the change will be effective as of the day you signed the Change of Owner Form. You should consult your life insurance producer or legal counsel about designating ownership interests.

The Insureds

This Policy insures the lives of two people who are between the Ages of 18 and 90 at the time you apply for your Policy, and who have given us satisfactory evidence of insurability. The Policy pays Death Benefit Proceeds after the Survivor dies.

Each Insured is assigned an underwriting or insurance Risk Class which we use to calculate cost of insurance and other charges. We normally use the medical or paramedical underwriting method to assign underwriting or insurance Risk Classes, which may require a medical examination.

When we use a person’s Age in Policy calculations, we generally use his or her Age as of the nearest Policy Date, and we add one year to this Age on each Policy Anniversary. For example, when we talk about someone “reaching Age 100”, we are referring to the Policy Anniversary closest to that person’s 100th birthday, not to the day when he or she actually turns 100.

Beneficiaries

Here are some things you need to know about naming Beneficiaries:

• You can name one or more primary Beneficiaries who each receive an equal share of the Death Benefit Proceeds unless you tell us otherwise. If one Beneficiary dies, his or her share will pass to the surviving primary Beneficiaries in proportion to the share of the Death Benefit Proceeds they’re entitled to receive, unless you tell us otherwise.

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• You can also name a contingent Beneficiary for each primary Beneficiary you name. The contingent Beneficiary will receive the Death Benefit Proceeds if the primary Beneficiary dies.

• You can choose to make your Beneficiary permanent (sometimes called irrevocable). You cannot change a permanent Beneficiary’s rights under the Policy without his or her permission.

If no Beneficiary is living when the Death Benefit Proceeds are payable, you, as the Policy Owner, will receive the Death Benefit Proceeds. If you are no longer living, the Death Benefit Proceeds will go to your estate.

You can change your Beneficiary at any time while either Insured is alive, and while the Policy is In Force. If you would like to change your Policy’s Beneficiary, please contact us or your life insurance producer for a Change of Beneficiary Form. Once we receive and record your request, the change will be effective as of the day you signed the Change of Beneficiary Form.

Policy Date

Your Policy Date

This is usually the later of the day we approve your Policy application or when we receive all administrative requirements needed to issue the Policy. It is also the beginning of your first Policy Year. Your Policy’s monthly, quarterly, semi-annual and annual anniversary dates are based on your Policy Date.

The Policy Date is set so that it never falls on the 29th, 30th or 31st of any month.

You or your life insurance producer may request that multiple applications have the same Policy Date and be placed In Force on a common date. For multilife or employer sponsored cases, please contact your life insurance producer for additional details.

Backdating your Policy

You can have your Policy backdated up to 6 months, as long as we approve it.

Backdating in some cases may lower your cost of insurance rates since these rates are based on the Age of the Insureds. Your first premium payment must cover the premium load and monthly charges for the period between the backdated Policy Date and the day your Policy is issued.

Re-dating your Policy

Once your Policy is issued, you may request us to re-date your Policy. This means your Policy will have a new Policy Date. Re-dating will only be allowed back to the date money is received on your Policy, and can be the earlier of:

• the date your Policy is delivered to you and you paid initial premium, or

• the date we received the initial premium, if earlier than the delivery date.

If your delivery date is the 29th, 30th or 31st of any month, the Policy will be dated the 28th of that month.

If the Policy is re-dated, no Policy charges will be deducted for any period during which Coverage was not provided under the terms of the Policy and all Policy charges will be calculated from the new Policy Date. There will be no Coverage before the new Policy Date.

It may be disadvantageous to request that the Policy be re-dated. A new Policy Date may cause an Insured’s Age for insurance purposes to change and the cost of insurance rates to increase. It will also affect events based on time elapsed since Policy Date, such as suicide and contestable clauses and surrender charge periods.

We will not re-date Policies that are issued with a temporary insurance premium. Policies with the Policy Date pre-determined under an employer or corporate sponsored plan may not be eligible to re-date.

Your Free Look Right

Your Policy provides a free look period once the Policy is delivered to you and you sign the Policy delivery receipt. During the free look period, you have the Free Look Right to cancel (or refuse) your Policy and return it with instructions to us or your life insurance producer for a refund. The amount refunded may be more or less than the premium payments you have made and the length of the free look period may vary, depending on the state where you signed your application and the type of policy you purchased.

You will find a complete description of the free look period that applies to your Policy on the Policy’s cover sheet or on a notice that accompanies it. Generally, the free look period ends 10 days after you receive your Policy, but in some states, the free look is different. See APPENDIX B: State Law Variations for a list of state variations to the free look period.

Some states may also have a different free look period if you are replacing another life insurance policy. APPENDIX B: State Law Variations also provides a list of state variations to the free look period for replacement policies. Please call us or your life insurance producer if you have questions about your Free Look Right.

We will allocate any premium payments we receive during the free look period in accordance with the requirements of the state in which your Policy was issued. In states that require us to return all premiums paid, your initial Net Premium will be allocated to the Fidelity VIP Government Money Market Variable Account and will remain there during the entire free look period. At the end of the

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free look period, your premiums will be allocated to the Variable Investment Options you selected. In states that do not require us to return all premiums paid, your initial Net Premium will be applied to the Variable Investment Options you selected.

If your Policy was issued in a state that requires us to refund your premium, the amount of the refund is the greater of premium payments received during the Free-Look Period or the Policy’s Accumulated Value, plus any Policy charges and fees deducted, less Policy debt. If your Policy was issued in a state that does not require us to refund your premium, the amount we return to you will include:

• any charges or taxes we have deducted from your premiums;

• the Net Premiums allocated to the Fixed Options;

• the Accumulated Value allocated to the Variable Investment Options; and

• any monthly fees and charges we have deducted from your Policy’s Accumulated Value in the Variable Investment Options.

The amount of your refund may be more or less than the premium payments you have made, depending on the state in which your Policy was issued. See APPENDIX B: State Law Variations for information on which states do or do not require refund of premiums paid.

California Policies

For Policies issued in the state of California, the Policy’s free look period is 30 days from date of delivery as of the Policy effective date if:

• an individual Policyowner is Age 60 or older; or

• the Policyowner is either a Guardian, a Custodian or an Individual Trust, and the Insured is age 60 and over.

During the 30-day free look period, we will hold the Net Premiums in the Fidelity® VIP Government Money Market Variable Account. On the day following the end of the 30-day free look period, we will automatically transfer the Accumulated Value in the Fidelity® VIP Government Money Market Variable Account to the Investment Options you chose. This automatic transfer to your Investment Option allocation choices is excluded from the transfer limitations described later in this prospectus. If you exercise your Free Look Right during the 30-day free look period, we will refund the premium payments you have made, less any Policy Debt. You may specifically direct that, during the 30-day free look period, all Net Premiums received by us be immediately allocated to the Investment Options according to your most recent allocation instructions. You may do this:

• on your application

• in writing any time prior to the end of the 30-day free look period.

If you specifically request your Net Premiums be immediately allocated to the Investment Options, and you exercise your Free Look Right during the 30-day free look period, the amount of your refund may be more or less than the premium payments you have made. Your refund will be calculated as of the day we or your life insurance producer receive your request and the Policy. The refund will be:

• any charges or taxes we have deducted from your premiums

• the Net Premiums allocated to the Fixed Options

• the Accumulated Value allocated to the Variable Investment Options and the Indexed Fixed Options

• any monthly charges and fees we have deducted from your Policy’s Accumulated Value in the Variable Investment Options.

Timing of Payments, Forms and Requests

Effective date

Once your Policy is In Force, the effective date of payments, forms and requests you send us is usually determined by the day and time we receive the item In Proper Form.

You may reach our service representatives on any Business Day at (800) 347-7787 between the hours of 5 a.m. through 5 p.m. Pacific time.

Please send your forms and written requests or questions to:

Pacific Life Insurance Company
P.O. Box 2030
Omaha, NE 68103

Unless you receive premium notices via list bill, send premiums (other than initial premium) to:

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Pacific Life Insurance Company
P.O. Box 100957
Pasadena, California 91189-0957

We accept faxes for variable transaction requests (transfers, allocation changes, rebalancing and loans) at: (866) 398-0467

You may also submit variable transaction requests electronically at: Transactions@pacificlife.com

Sending any application, premium payment, form, request or other correspondence to any other address will not be considered In Proper Form and will result in a processing delay.

Premium payments, loan requests, transfer requests, loan payments or withdrawal or surrender requests that we receive In Proper Form on a Business Day before the time of the close of the New York Stock Exchange, which is usually 4:00 p.m. Eastern time, will be effective as of the end of that day, unless the transaction is scheduled to occur on another Business Day. If we receive your payment or request at or after the time of the close of the New York Stock Exchange on a Business Day, your payment or request will be effective as of the end of the next Business Day. If a scheduled transaction falls on a day that is not a Business Day, we will process it as of the end of the next Business Day.

Other forms, notices and requests are normally effective as of the next Business Day after we receive them In Proper Form, unless the transaction is scheduled to occur on another Business Day. Change of Owner and Beneficiary Forms are effective as of the day you sign the change form, once we receive them In Proper Form.

Electronic Information Consent

Subject to availability, you may authorize us to provide prospectuses, prospectus supplements, reports, annual statements, statements and immediate confirmations, tax forms, proxy solicitations, privacy notice and other notices and documentation in electronic format when available instead of receiving paper copies of these documents by U.S. mail. You may enroll in this service by so indicating on the application, via our Internet website, or by sending us instructions in writing in a form acceptable to us to receive such documents electronically. Not all Policy documentation and notifications may be currently available in electronic format. You will continue to receive paper copies of any documents and notifications not available in electronic format by U.S. mail. In addition, you will continue to receive paper copies of annual statements if required by state or federal law. For jointly owned Policies, both Owners are consenting to receive information electronically. Documents will be available on our Internet website. As documents become available, we will notify you of this by sending you an e-mail message that will include instructions on how to retrieve the document. You must have ready access to a computer with Internet access, an active e-mail account to receive this information electronically, and the ability to read and retain it. You may access and print all documents provided through this service.

If you plan on enrolling in this service, or are currently enrolled, please note that:

• There is no charge for electronic delivery, although your Internet provider may charge for Internet access.

• You should provide a current e-mail address and notify us promptly when your e-mail address changes.

• You should update any e-mail filters that may prevent you from receiving e-mail notifications from us.

• You may request a paper copy of the information at any time for no charge, even though you consented to electronic delivery, or if you decide to revoke your consent.

• For jointly owned Policies, all information will be provided to the e-mail address that is provided to us.

• Electronic delivery will be cancelled if e-mails are returned undeliverable.

• This consent will remain in effect until you revoke it.

If you are currently enrolled in this service, please call (800) 347-7787 if you would like to revoke your consent, wish to receive a paper copy of the information above, or need to update your e-mail address. You may opt out of electronic delivery at any time.

When we make payments and transfers

We will normally send the proceeds of withdrawals, loans, surrenders, exchanges and Death Benefit payments, and process transfer requests, within seven days after the effective date of the request In Proper Form. We may delay payments and transfers, or the calculation of payments and transfers based on the value in the Variable Investment Options under unusual circumstances, for example, if:

• the New York Stock Exchange closes on a day other than a regular holiday or weekend

• trading on the New York Stock Exchange is restricted

• an emergency exists as determined by the SEC, as a result of which the sale of securities is not practicable, or it is not practicable to determine the value of a Variable Account’s assets, or

• the SEC permits a delay for the protection of Policy Owners.

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We may delay transfers and payments from the Fixed Options and the Indexed Fixed Options, including the proceeds from withdrawals, surrenders and loans, for up to six months. We will pay interest at an annual rate of at least 2.00% on any withdrawals or surrender proceeds from the Fixed Options or the Indexed Fixed Options that we delay for 10 days or more. If we defer payment of surrenders, withdrawals or loans for more than 10 days after we receive your request, we will pay interest at the rate required by the state in which the Policy is delivered, but not less than an annual rate equal to the guaranteed rate payable on the Fixed Options.

Death Benefit Proceeds paid are subject to the conditions and adjustments defined in other Policy provisions, such as General Provisions, Withdrawals, Policy Loans, and Timing of Payments. We will pay interest on the Death Benefit Proceeds from the date of death at a rate not less than the rate payable for funds left on deposit. If payment of Death Benefit Proceeds is delayed more than 31 calendar days after we receive the above requirements needed to pay the claim, we will pay additional interest at a rate of 10% annually beginning with the 31st calendar day. Death Benefit Proceeds are paid as a lump sum unless you choose another payment method, as described in GENERAL INFORMATION ABOUT YOUR POLICY – Income Benefit. Contact us, your life insurance producer, or refer to your Policy or Rider to determine if state specific differences apply.

Statements and Reports We Will Send You

We send the following statements and reports to policy owners:

• a confirmation for certain financial transactions, usually including premium payments and transfers, loans, loan repayments, withdrawals and surrenders. Monthly deductions and scheduled transactions made under the dollar cost averaging, portfolio rebalancing and first year transfer services are reported on your quarterly Policy statement.

• a quarterly Policy statement. The statement will tell you the Accumulated Value of your Policy by Investment Options, Cash Surrender Value, the amount of the Death Benefit, the Policy’s Face Amount, and any Policy Debt. It will also include a summary of all transactions that have taken place since the last quarterly statement, as well as any other information required by law.

• supplemental schedules of benefits and planned periodic premiums. We will send these to you if you change your Policy’s Face Amount or change any of the Policy’s other benefits.

• financial statements, at least annually or as required by law, of the Separate Account and Pacific Select Fund, that include a listing of securities for each portfolio of the Pacific Select Fund. We will also send you financial statements that we receive from the other Funds.

If you identify an error on a confirmation, quarterly or annual statement, you must notify us in writing as soon as possible to ensure proper accounting to your policy. We assume transactions are accurate unless you notify us in writing within 90 days from the date of the transaction confirmation on which the error occurred or if the transaction is first confirmed on the quarterly statement, within 90 days after the quarterly statement date. All transactions are deemed final and may not be changed after the applicable 90 day period. When you write us, include your name, policy number and description of the identified error.

Mail will be sent to you at the mailing address you have provided. If mail is returned to us as undeliverable multiple times, we will discontinue mailing to your last known address. We will, however, regularly attempt to locate your new mailing address, and will resume mailing your policy related materials to you upon confirmation of your new address. You can access documents online by visiting www.Pacificlife.com, or receive copies of documents from us upon request.

Prospectus and Fund Report Format Authorization

Subject to availability, you may request us to deliver prospectuses, statements, and other information (“Documents”) electronically. You may also elect to receive prospectus and Fund reports on CD-ROM, via US mail service. If you wish to receive Documents electronically or via CD-ROM, you authorize us to do so by indicating this preference via telephone, or by sending us a Written Request to receive such Documents electronically. We do not charge for this service.

For electronic delivery, you must provide us with a current and active e-mail address and have Internet access to use this service. While we impose no additional charge for this service, there may be potential costs associated with electronic delivery, such as on-line charges. Documents will be available on our Internet website. You may access and print all Documents provided through this service. As Documents become available, we will notify you of this by sending you an e-mail message that will include instructions on how to retrieve the Document. You are responsible for any e-mail filters that may prevent you from receiving e-mail notifications and for notifying us promptly in the event that your e-mail address changes. You may revoke your consent for electronic delivery at any time, provided that we are properly notified, and we will then start providing you with a paper copy of all required Documents. We will provide you with paper copies at any time upon request. Such a request will not constitute revocation of your consent to receive required Documents electronically.

Telephone and Electronic Transactions

Unless you elect otherwise your signature on the application authorizes us to accept telephone and electronic instructions for the following transactions:

• transfers between Investment Options

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• transfers between the Fixed Options and Indexed Fixed Options

• initiate the dollar cost averaging and portfolio rebalancing service

• change future premium allocation instructions

• initiate Policy loans.

If you do not authorize us to accept telephone or electronic instructions on your application, you can later instruct us to accept telephone or electronic instructions as long as you complete and file a Transaction Authorization Form with us.

Certain life insurance producers are able to give us instructions electronically if authorized by you. You may appoint anyone to give us instructions on your behalf by completing and filing a Transaction Authorization Form with us.

Here are some things you need to know about telephone and electronic transactions:

• If your Policy is jointly owned, all Joint Owners must sign the Transaction Authorization Form. We will take instructions from any Owner or anyone you appoint.

• We may use any reasonable method to confirm that your telephone or electronic instructions are genuine. For example, we may ask you to provide personal identification or we may record all or part of the telephone conversation. We may refuse any transaction request made by telephone or electronically.

• A new Transaction Authorization Form will be required when a registered representative changes to a new Broker-Dealer.

We will send you a written confirmation of each telephone and electronic transaction.

Sometimes, you may not be able to make loans or transfers by telephone or electronically, for example, if our telephone lines or our website are busy because of unusual market activity or a significant economic or market change, or our telephone lines or the Internet are out of service during severe storms or other emergencies. In these cases, you can send your request to us in writing, or call us the next Business Day or when service has resumed.

When you authorize us to accept your telephone and electronic instructions, you agree that:

• we can accept and act upon instructions you or anyone you appoint give us over the telephone or electronically

• neither we, any of our affiliates, the Pacific Select Fund, or any director, trustee, officer, employee or agent of ours or theirs will be liable for any loss, damages, cost or expenses that result from transactions processed because of a request by telephone or submitted electronically that we believe to be genuine, as long as we have followed our own procedures

• you bear the risk of any loss that arises from your right to make loans or transfers over the telephone or electronically.

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Understanding Policy Expenses and Cash Flow (including fees and charges of Fund portfolios)

The chart to the right illustrates how cash normally flows through a Policy.

Under a flexible premium life insurance policy, you have the flexibility to choose the amount and frequency of your premium payments. You must, however, pay enough premiums to cover the ongoing cost of Policy benefits.

Investment earnings will increase your Policy’s Accumulated Value, while investment losses will decrease it. The premium payments you will be required to make to keep your Policy In Force will be influenced by the investment results of the Investment Options you choose.

The dark shaded boxes show the fees and expenses you pay directly or indirectly under your Policy.

Please turn to POLICY BASICS – Your Free Look Right for details.

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POLICY BENEFITS

Your Policy provides three types of benefits:

1. Death Benefits, based on the Policy’s Total Face Amount

2. Cash Surrender benefits, based on the Policy’s Accumulated Value

3. Optional Riders and benefits

The Death Benefit

We will pay Death Benefit Proceeds to your Beneficiary after the Survivor dies while the Policy is still In Force. Your Beneficiary generally will not have to pay federal income tax on the portion of any Death Benefit Proceeds that are payable as a lump sum at death. Some Riders and settlement options may affect how the Death Benefit Proceeds are paid, see Optional Riders and Benefits for more details.

Your Policy’s Death Benefit depends on three choices you must make:

• The Total Face Amount

• The Death Benefit Option

• The Death Benefit Qualification Test

The Policy’s Death Benefit is the higher of:

1. The Death Benefit calculated under the Death Benefit Option in effect; or

2. The Minimum Death Benefit according to the Death Benefit Qualification Test that applies to your Policy.

Certain Riders may impact the Policy’s Death Benefit, see Optional Riders and Benefits.

The Total Face Amount

The Face Amount of your Policy and any Rider providing Coverage on the Insured is used to determine the Death Benefit as well as certain Policy charges, including the cost of insurance, Coverage charge and surrender charges.

Your Policy’s Face Amount is made up of one or more of the following types of Coverage:

1. Basic Face Amount – the Face Amount under the Policy

2. Face Amount under SVER Term Insurance Rider- Last Survivor (SVER-LS)

3. Face Amount under the Annual Renewable Term Rider- Last Survivor (ARTR-LS)

Your Policy must have a Basic Face Amount. You may also select SVER-LS and ARTR-LS Coverage at Policy issue. These riders are described in Optional Riders and Benefits.

Each type of Face Amount you select creates a Coverage Layer. Your Policy’s initial amount of insurance Coverage, which you select in your application, is its initial Face Amount. The Policy’s Total Face Amount is the sum of the Face Amounts of all Coverage Layers. The Coverage Layers you select in your application are effective on the Policy Date. The minimum Total Face Amount at Policy issue is $100,000. You will find your Policy’s Total Face Amount, which includes any increases or decreases, in the Policy Specifications in your Policy.

If you request an increase in Face Amount, a new Coverage Layer will be created, with its own Coverage Layer Date and Policy charges.

Changing the Face Amount

You can increase or decrease your Policy’s Face Amount as long as we approve it. If you change the Face Amount, we will send you a supplemental schedule of benefits and premiums.

• You can change the Face Amount as long as the Insured is alive.

• You must send us your Written Request while your Policy is In Force.

• Unless you request otherwise, the change will become effective on the first Monthly Payment Date on or after we receive and approve your request.

• Both Insureds or, if only one person is still living, the Survivor will also need to agree to the change in Face Amount, if you are not the Insured.

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• Changing the Total Face Amount can affect the Net Amount At Risk, which affects the cost of insurance charge. An increase in the Face Amount may increase the cost of insurance charge, while a decrease may decrease the charge.

• If your Policy’s Death Benefit is equal to the Minimum Death Benefit, and the Net Amount At Risk is more than three times the Death Benefit on the Policy Date, we may reduce the Death Benefit by requiring you to make a withdrawal from your Policy. If we require you to make a withdrawal, the withdrawal may be taxable. Please turn to WITHDRAWALS, SURRENDERS AND LOANS for information about making withdrawals.

• We can refuse your request to make the Face Amount less than $10,000.00. We may waive this minimum amount in certain situations, such as group or sponsored arrangements.

Requesting an Increase in Face Amount

You may request an increase in the Face Amount under the Policy, SVER-LS rider, or ARTR-LS rider. Each increase will create a new Coverage Layer.

Here are some additional things you should know about requesting an increase in the Face Amount under the Policy:

• Both Insureds must be alive and Age 90 or younger at the time of the increase.

• You must give us satisfactory evidence of insurability for both Insureds.

• Each increase you make to the Face Amount must be $25,000 or more.

• We may charge you a fee of up to $200 for each increase. We deduct the fee on the day the increase is effective from all of your Investment Options in proportion to the Accumulated Value you have in each Investment Option.

• Each increase in Face Amount will have an associated cost of insurance rate, may have a Coverage charge and may have a surrender charge.

• We reserve the right to limit Face Amount increases to one per Policy Year.

Scheduled Increases in Face Amount

There may be scheduled increases in ARTR-LS Rider Coverage Face Amount, under the VIR-LS riders. All Scheduled Increases will be shown in the Policy Specifications. Each such increase is referred to as a Scheduled Increase. Scheduled Increases will not require medical underwriting.

A Scheduled Increase in ARTR-LS Rider Coverage will increase the Face Amount of the existing Coverage Layer.

There is a Cost of Insurance Charge associated with each such Scheduled Increase that has gone into effect and continues to be in effect. Such Cost of Insurance Charge is part of the Monthly Deduction for the Policy and is calculated the same as that for other Coverage Layers, subject to maximum Cost of Insurance Rates that are the same as those applicable to the initial Coverage Layer. The monthly Cost of Insurance Rates are shown in the Policy Specifications.

There are no surrender charges or Coverage charges associated with any Scheduled Increases of ARTR-LS Coverage.

Other Increases in Face Amount

The Policy’s Face Amount may increase under the Policy, the SVER Rider or the ART Rider when you request a change in Death Benefit Option. In this case, we will increase the Face Amount of the most recently issued Coverage Layer. If there are Basic and Rider Coverage Layers with the same Coverage Layer Date, we will increase the Rider Face Amount first.

Requesting a Decrease in Total Face Amount

You may request a decrease in the Policy’s Total Face Amount. A decrease in the Total Face Amount is subject to the following limits:

• We do not allow decreases during the first Policy Year

• You may only request one decrease per Policy Year

• The Policy’s Face Amount must be at least $10,000 following a decrease. We can refuse your request if the change in Face Amount would mean that your Policy no longer qualifies as Life Insurance under the Code

• Unless you have told us otherwise in writing, any request for a decrease will not take effect if the Policy would be classified as a Modified Endowment Contract under the Code.

Decreasing the Total Face Amount may affect your Policy’s tax status. To ensure your Policy continues to qualify as life insurance, we might be required:

• to return part of your premium payments to you if you have chosen the Guideline Premium Test, or

• make distributions from the Accumulated Value, which may be taxable. For more information, please see VARIABLE LIFE INSURANCE AND YOUR TAXES.

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We can refuse your request if the amount of any distributions would exceed the Net Cash Surrender Value under the Policy.

Processing of Decreases

Decreasing the Total Face Amount, whether as a result of your request or as a result of a withdrawal or change in Death Benefit Option, will reduce the Face Amount of the Coverage Layers.

We will apply any decrease in the Face Amount to eligible Coverage Layers to the most recent eligible increases you made to the Face Amount first and then to the Initial Face Amount.

If more than one Coverage Layer has the same Coverage Layer Date, we will first reduce the Face Amount of any ARTR-LS Coverage Layer first, then any SVER-LS Coverage Layer, and then the Basic Face Amount of any Policy Coverage Layer.

Death Benefit Options

The Policy offers three Death Benefit Options, Options A, B, and C. The Death Benefit Option you choose will generally depend on which is more important to you: a larger Death Benefit or building the Accumulated Value of your Policy.

Here are some things you need to know about the Death Benefit:

• You choose your Death Benefit Option and Death Benefit Qualification Test on your Policy application.

• If you do not choose a Death Benefit Option, we will assume you have chosen Option A.

• The Death Benefit will never be lower than the Total Face Amount of your Policy if you have chosen Option A or B.

• You may change your Death Benefit Option subject to certain limits.

The Death Benefit Options are:

Option A – the Total Face Amount of your Policy.	Option B – the Total Face Amount of your Policy plus its Accumulated Value.	Option C – the Total Face Amount of your Policy plus the total premiums you have paid minus any withdrawals or distributions that reduce your Accumulated Value.

	The Death Benefit changes as your Policy’s Accumulated Value changes. The better your Investment Options perform, the larger the Death Benefit will be.	The more premiums you pay and the less you withdraw, the larger the Death Benefit will be.

The graphs are intended to show how the Death Benefit Options work and are not predictive of investment performance in your Policy.

Limits on Option C

The following limits apply to Option C:

• To elect Option C, the Insureds must be Age 80 or younger at the time the Policy is issued.

• The Death Benefit calculated under Option C will be limited to the Option C Death Benefit Limit shown in your Policy Specifications.

• Once the Policy is issued, the Option C Death Benefit Limit will not change, even if you increase or decrease the Face Amount of your Policy or any Rider.

• We will not approve any increase in Face Amount to the Policy or any Rider that would cause the Death Benefit to exceed the Option C Death Benefit Limit.

Changing Your Death Benefit Option

You can change your Death Benefit Option while your Policy is In Force, subject to the following:

• You can change the Death Benefit Option once in any Policy Year.

• You must send us your Written Request.

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• You can change from any Death Benefit Option to Option A or Option B.

• You cannot change from any Death Benefit Option to Option C.

• The change will become effective on the first Monthly Payment Date after we receive your request. If we receive your request on a Monthly Payment Date, we will process it that day.

• We will not let you change the Death Benefit Option if doing so means the Face Amount of your Policy will become less than $10,000.

• Changing the Death Benefit Option can also affect the monthly cost of insurance charge since this charge varies with the Net Amount At Risk.

• The new Death Benefit Option will be used in all future calculations.

We will not change your Death Benefit Option if it means your Policy will be treated as a Modified Endowment Contract, unless you have told us in writing that this would be acceptable to you. Modified Endowment Contracts are discussed in VARIABLE LIFE INSURANCE AND YOUR TAXES.

Changing your Death Benefit Option will increase or decrease your Total Face Amount under the Policy. The Total Face Amount of your Policy will change by the amount needed to make the Death Benefit under the new Death Benefit Option equal the Death Benefit under the old Death Benefit Option just before the change.

If the change is an increase in the Total Face Amount, we will process the increase as described in POLICY BENEFITS – Changing the Face Amount – Other Increases in Face Amount. If the change is a decrease in the Total Face Amount, we will process the decrease as described in POLICY BENEFITS – Changing the Face Amount – Processing of Decreases.

Death Benefit Qualification Test

In order for your Policy to be qualified as Life Insurance under the Code, it must qualify under one of two Tests, the Cash Value Accumulation Test (CVAT) or the Guideline Premium Test (GPT).

You choose one of these Death Benefit Qualification Tests on your application. Your Death Benefit Qualification Test determines the following:

• Premium limitations

• amount of Minimum Death Benefit

Each test determines what the Minimum Death Benefit should be in relation to your Policy’s Accumulated Value. The Death Benefit determined under either test will be at least equal to the amount required for the Policy to qualify as life insurance under the Tax Code.

Comparing the Death Benefit Qualification Tests

The table below shows a general comparison of how features of your Policy may be affected by your choice of Death Benefit Qualification Test. When choosing between the tests, you should consider:

	Cash Value Accumulation Test	Guideline Premium Test
Premium payments[1]	Allows flexibility to pay more premium	Premium payments are limited under the Tax Code
Death Benefit	Generally higher as Policy duration increases	May be higher in early years of Policy
Monthly cost of insurance charges	May be higher, if the Death Benefit is higher	May be lower, except perhaps in early years of Policy
Face Amount decreases	Will not require return of premium or distribution of Accumulated Value	May require return of premium or distribution of Accumulated Value to continue Policy as life insurance

1 If you want to pay a premium that increases the Net Amount At Risk, you will need to provide us with satisfactory evidence of insurability before we can increase the Death Benefit. In this event, your cost of insurance charges will also increase. Cost of insurance charges are based, among other things, upon your Policy’s Net Amount At Risk. See YOUR POLICY’S ACCUMULATED VALUE for more information on how cost of insurance charges are calculated.

Examples of Death Benefit Calculations

The tables below compare the Death Benefits provided by the Policy’s available Death Benefit Options. The examples are intended only to show differences in Death Benefits and Net Amounts at Risk. Accumulated Value assumptions may not be realistic.

These examples show that each Death Benefit Option provides a different level of protection. Keep in mind that cost of insurance charges, which affect your Policy’s Accumulated Value, increase over time. The cost of insurance is charged at a rate based on the Net Amount At Risk. As the Net Amount At Risk increases, your cost of insurance increases. Accumulated Value also varies depending on the performance of the Investment Options in your Policy.

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The example below assumes the following:

• the Insureds are a male non-smoker Age 56 and a female non-smoker Age 53 at the time the Policy was issued, and where the Survivor passes away at the beginning of the 20th Policy Year

• Face Amount is $1,000,000

• Accumulated Value at the date of death is $600,000

• total premium paid into the Policy is $300,000

• the Minimum Death Benefit under the Guideline Premium Test is $666,000 (assuming a Guideline Premium Test factor of 111% of the Accumulated Value)

• the Minimum Death Benefit under the Cash Value Accumulation Test is $1,061,249 (assuming a Net Single Premium factor of 1.76874869 of the Accumulated Value).

		If you select the Guideline Premium Test, the Death Benefit is the larger of these two amounts
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$1,000,000	$666,000	$398,351
Option B	Total Face Amount plus Accumulated Value	$1,600,000	$666,000	$997,362
Option C	Total Face Amount plus premiums less distributions	$1,300,000	$666,000	$697,856

		If you select the Cash Value Accumulation Test, the Death Benefit is the larger of these two amounts
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$1,000,000	$1,061,249	$459,499
Option B	Total Face Amount plus Accumulated Value	$1,600,000	$1,061,249	$997,362
Option C	Total Face Amount plus premiums less distributions	$1,300,000	$1,061,249	$697,856

If the Death Benefit equals the Minimum Death Benefit, any increase in Accumulated Value will cause an automatic increase in the Death Benefit.

Here’s the same example, but with an Accumulated Value of $1,400,000. Because Accumulated Value has increased, the Minimum Death Benefit is now:

• $1,554,000 for the Guideline Premium Test

• $2,476,248 for the Cash Value Accumulation Test.

		If you select the Guideline Premium Test, the Death Benefit is the larger of these two amounts
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$1,000,000	$1,554,000	$151,438
Option B	Total Face Amount plus Accumulated Value	$2,400,000	$1,554,000	$996,043

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		If you select the Guideline Premium Test, the Death Benefit is the larger of these two amounts
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option C	Total Face Amount plus premiums less distributions	$1,300,000	$1,554,000	$151,438

		If you select the Cash Value Accumulation Test, the Death Benefit is the larger of these two amounts
Death Benefit Option	How it’s calculated	Death Benefit under the Death Benefit Option	Minimum Death Benefit	Net Amount At Risk used for cost of insurance charge
Option A	Total Face Amount	$1,000,000	$2,476,248	$1,072,165
Option B	Total Face Amount plus Accumulated Value	$2,400,000	$2,476,248	$1,072,165
Option C	Total Face Amount plus premiums less distributions	$1,300,000	$2,476,248	$1,072,165

When We Pay the Death Benefit

We calculate the amount of the Death Benefit Proceeds effective the end of the day the Insured dies. If the Insured dies on a day that is not a Valuation Day, any portion of the Death Benefit Proceeds attributed to the Variable Accumulated Value is determined as of the next Valuation Day.

Your Policy’s Beneficiary must send us proof that both Insureds died while the Policy was In Force, along with payment instructions. If both Insureds die at the same time, or if it is not clear who died first, we will assume the older Insured died first.

Death Benefit Proceeds equal the total of the Death Benefits provided by your Policy and any Riders you have added, minus any Policy Debt, minus any overdue charges. We will pay the Death Benefit Proceeds within 2 months after we receive proof that both Insureds died while the Policy was In Force.

It is important that we have a current address, social security number, telephone number and email address for each designated Beneficiary so that we can pay Death Benefit Proceeds promptly. If we cannot pay the Death Benefit Proceeds to the designated Beneficiary within the dormancy period defined by a state's Unclaimed Property laws or regulations, we will be required to pay the Death Benefit Proceeds to the applicable state.

Optional Riders and Benefits

There are optional Riders that provide extra benefits, some at additional cost. Not all Riders are available in every state, and some Riders may only be added when you apply for your Policy. Ask your life insurance producer for more information about the Riders available with the Policy, or about other kinds of life insurance policies offered.

Investment Allocation Requirements

At initial purchase and during the entire time that you own certain optional benefit Riders, you must allocate your entire Accumulated Value to the Investment Options we make available for these Riders. You must allocate 100% of your Accumulated Value among the allowable Investment Options.

Allowable Investment Options

American Funds IS Asset Allocation Fund	Pacific Dynamix-Growth
BlackRock Global Allocation V.I. Fund	Portfolio Optimization Conservative
Fidelity® VIP Freedom 2010 PortfolioSM Service Class 2	Portfolio Optimization Moderate-Conservative
Fidelity® VIP Freedom 2015 PortfolioSM Service Class 2	Portfolio Optimization Moderate
Fidelity® VIP Freedom 2020 PortfolioSM Service Class 2	Portfolio Optimization Growth
Fidelity® VIP Freedom 2025 PortfolioSM Service Class 2	PIMCO Global Multi-Asset Managed Allocation Portfolio
Fidelity® VIP Freedom 2030 PortfolioSM Service Class 2	State Street Total Return V.I.S. Fund

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Fidelity® VIP Freedom Income PortfolioSM Service Class 2	Fixed Account
Pacific Dynamix-Conservative Growth	Fixed LT Account
Pacific Dynamix-Moderate Growth	1 – Year Indexed Account1 1 – Year High-Par Indexed Account[1]

1 Only available for the Flexible Duration No-Lapse Guarantee Rider.

By adding certain optional benefit Riders to your Policy, you agree to the above referenced investment allocation requirements for the entire period that you own a Rider. These requirements may limit the number of Investment Options that are otherwise available to you under your Policy. We reserve the right to add, remove or change allowable Investment Options at any time. We may make such a change due to a fund reorganization, fund substitution, to help protect our ability to provide the guarantees under these Riders, or otherwise. If such a change is required, we will provide you with reasonable notice (generally 90 calendar days) prior to the effective date of such change to allow you to reallocate your Accumulated Value to maintain your Rider benefits. If you do not reallocate your Accumulated Value your Rider will terminate.

Asset allocation does not guarantee future results, ensure a profit, or protect against losses. The investment allocation requirements may reduce overall volatility in investment performance, may reduce investment returns, and may reduce the likelihood that we will be required to make payments under the optional benefit Riders. The reduction in volatility permits us to more effectively provide the guarantees under the Policy. Certain of the asset allocation portfolios that are allowable Investment Options, including the Pacific Select Fund asset allocation portfolios, may use futures and options to reduce the portfolios’ equity exposure during periods when market indicators suggest high market volatility. This strategy is designed to reduce the risk of market losses from investing in equity securities. However, this strategy may result in periods of underperformance, including periods when specified benchmark indexes are appreciating but market volatility is high. As a result, your Accumulated Value may increase less than it would have without these defensive actions.

Some broker/dealers may limit their clients from purchasing some optional benefits based on the client’s age or other factors. You should work with your life insurance producer to decide whether an optional benefit is appropriate for you.

Certain restrictions may apply and are described in the Rider or benefit. We will add any Rider charges to the monthly charge we deduct from your Policy’s Accumulated Value.

There are two types of riders available under the Policy

• Riders providing Face Amount Coverage on the Insured

• Riders that provide additional benefits

Riders that provide Face Amount Coverage on the Insureds (terms for these Riders are described below):

Annual Renewable Term Rider-Last Survivor (ARTR-LS)

Provides annual renewal term insurance on both Insureds.

Estate Preservation Rider

This Rider provides a Death Benefit equal to the Face Amount of this Rider in the event that both Insureds under the Policy die during the first four policy years.

Flexible Duration No-Lapse Guarantee Rider (FDNLG)

Guarantees that the Policy and any optional benefits you have selected will remain In Force for a period you have selected even if the Policy’s Net Accumulated Value is not enough to cover the Monthly Deductions due.

Short-Term No-Lapse Guarantee

Protects the Policy from lapsing for a period of time due to poor Policy performance.

SVER Term Insurance Rider-Last Survivor (SVER-LS)

Provides term insurance on the Insureds in combination with the Face Amount of the Policy.

Varying Increase Rider-Last Survivor (VIR-LS)

Provides for Scheduled Increases in Face Amount on the Insureds life as long as the Policy is In Force and this Rider has not terminated.

Riders that provide additional benefits to you or your family:

Annual Renewable Term Rider-Individual (ARTR-I)

Provides level or varying term insurance on either or both Insureds.

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Conversion Rider

Allows you to convert certain Eligible Coverages into a new Policy.

Enhanced Policy Split Option Rider (Only for Policies if your application (paper or by electronic submission) is dated on or after September 25, 2017)

Splits the Policy into two policies without evidence of insurability if the Policy is equally split.

Enhanced Policy Split Option Rider (Only for Policies if your application (paper or by electronic submission) is dated before September 25, 2017)

Available to married couples, it splits the Policy into two policies without evidence of insurability.

Policy Split Option Rider

Splits the Policy into two individual policies with evidence of insurability.

Premier Living Benefits Rider-Last Survivor

Provides the Policy Owner with prepayment of a portion of the Death Benefit (the “Chronic Illness Benefit” or “Benefit”) when we receive written proof that the Eligible Survivor has been certified as a Chronically Ill Individual with a condition that is expected to be permanent and has met the terms and conditions described in the Rider.

Terminal Illness Rider-Last Survivor

Provides the Policy Owner with prepayment of a portion of the Death Benefit (the “Terminal Illness Benefit” or “Benefit”) when we receive written proof that the Survivor has been certified by a Licensed Physician as having a medical condition that is reasonably expected to result in a life expectancy of 12 months or less.

More detailed information about the riders appears below.

• Annual Renewable Term Rider — Last Survivor (ARTR-LS)

Provides term insurance on the Insureds and renews annually until the Policy terminates. The Rider is available for Insureds Age 18 through 90 at the time of Rider issue. The amount of Coverage can be level or vary every year and may follow any pattern, subject to underwriting approval, to match your need for insurance. Annual increases are scheduled at issue. You may also request unscheduled increases or decreases in Face Amount of the Rider, subject to certain limitations.

The Rider is payable on the death of the Survivor, and modifies the Death Benefit of the Policy to include the Face Amount of the Rider, so that the Death Benefit equals the greater of the Death Benefit as calculated under 1) the Death Benefit Option you choose on the policy plus the Face Amount of the Rider, or 2) the Minimum Death Benefit under the Death Benefit Qualification Test you have chosen.

The guaranteed monthly cost of insurance rate and monthly Coverage charge will be shown in your Policy Specifications. Our current cost of insurance rates may be lower than the guaranteed rates.

You may request increases or decreases in Face Amount of the Rider. Each increase will be subject to satisfactory evidence of insurability and will have associated cost of insurance rates. Unless you request otherwise, the increase will become effective on the first Monthly Payment Date on or following the date we receive and approve your request. We may deduct an administrative charge not to exceed $200 from your Policy’s Accumulated Value on the effective date of any unscheduled increase. Decreases will be effective on the first Monthly Payment Date on or following the date the Written Request is received at our Life Insurance Division. Decreases will first be applied against the most recent increase, if any, and then against successively earlier increases, if any, and finally against the original ARTR-LS Face Amount.

The Rider will terminate on the earliest of your Written Request, or on lapse or termination of this Policy, or upon the Survivor’s death.

• Estate Preservation Rider

This Rider provides a Death Benefit equal to the Face Amount of this Rider in the event that both Insureds under the Policy die during the first four policy years. This Rider is available on any Policy, subject to any Rider charges shown in the Policy Specifications, where both Insureds are between Ages 18 and 75 and where neither Insured has a substandard Risk Class or is uninsurable. There is a monthly charge for this Rider that will be shown on your Policy Specifications. Certain Policies issued with a rated Risk Class may also be eligible. Ask us or your life insurance producer for more information regarding eligibility for this Rider. If both Insureds die while the Rider is in effect, there is an additional death benefit paid equal to the Face Amount of the Estate Preservation Rider.

The Face Amount of this Rider is separate from the Total Face Amount of the Policy, but is based on the Face Amount of the Basic Coverage and any optional ARTR-LS or SVER-LS. The Face Amount for the Estate Preservation Rider is shown in the Policy Specifications. The Face Amount of the Estate Preservation Rider cannot be increased.

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This Rider is intended solely to provide a Death Benefit in the event that both Insureds under the Policy die during the first four Policy Years, and is not guaranteed to offset any estate or other tax liability. The Face Amount of this Rider does not contribute to the Total Face Amount of the Policy. The Face Amount of this Rider does not comprise a Coverage Layer under the Policy. There is a level monthly rider charge for this Rider until the rider terminates. This charge will be added to the Monthly Deduction under the policy.

This Rider will terminate on the earliest of

• your Written Request; or

• on lapse or termination of the Policy; or

• upon the end of Policy Year four; or

• upon the Survivor’s death.

• Flexible Duration No-Lapse Guarantee Rider (FDNLG)

Guarantees that the Policy and any optional benefits you have selected will remain In Force for a period you have selected even if the Policy’s Net Accumulated Value is not enough to cover the Monthly Deductions due. The Net Accumulated Value equals the Accumulated Value less any Policy Debt. As long as the No-Lapse Guarantee is in effect, the Policy will not enter the Grace Period.

If you elect the FDNLG Rider, it will be in effect when we issue the Policy. The Rider cannot be added after the Policy Issue Date.

You are eligible to elect the Rider if:

• the younger Insured must be less than or equal to age 80 at Policy issue.

• you allocate your Policy’s Accumulated Value to the Fixed Account, the Fixed LT Account, the Indexed Fixed Options and/or one or more of the allowable Investment Options. The allowable Investment Options are evaluated periodically and are subject to change. Following a change, you may be required to reallocate your Policy’s Accumulated Value to an allowable Investment Option in order to maintain the Rider. If you allocate to any Investment Option that is not an allowable Investment Option, the Rider will terminate and will provide no further benefit. You may contact us at any time for information on the Allowable Investment Options. See Investment Allocation Requirements – the Allowable Investment Options.

Rider Terms:

Net Basic Premium –equals the Basic Premium reduced by applicable fees and charges.

Basic Fund –receives Net Basic Premium, less any withdrawals or accelerated death benefit payments.

Excess Fund –receives Net Excess Premium, less any withdrawals or accelerated death benefit payments.

Excess Premium –equals the portion of each Premium Payment received in a Policy year in excess of the Basic Premium.

Excess Premium Load-an amount equal to the Excess Premium multiplied by the Excess Premium Load rate shown in the Rider specifications.

No-Lapse Premium Load-an amount equal to the Premium Payment multiplied by the No-Lapse Premium Load rate shown in the Rider Specifications.

No Lapse Guarantee Value

The duration of the guarantee under the FDNLG rider can cover the lifetime of both Insureds. The duration of the FDNLG Rider is determined by the No Lapse Guarantee Value. The guarantee is in effect as long as the Net No-Lapse Guarantee Value (No Lapse Guarantee Value less any Policy Debt) is greater than zero.

The No-Lapse Guarantee Value is equal to the sum of the Basic Fund, the Excess Fund and the No-Lapse Guarantee Loan Account Value. The Basic Fund contains the Net Basic Premium and is credited with an Accumulation Amount based upon a 3% annual rate. The Excess Fund contains the Net Excess Premium and is credited with an Accumulation Amount based upon a 2% annual rate. The No-Lapse Guarantee Loan Account Value is equal to the Loan Account Value on your Policy.

Note: The No-Lapse Guarantee Value is tracked only for the purpose of determining if the No Lapse Guarantee is in effect. The values, including any Accumulation Amounts added to the No-Lapse Guarantee Value, is not added to the Policy’s Cash Value, and as such cannot be withdrawn or loaned against. Further, in the case of policies under Death Benefit Option B or those policies subject to the Minimum Death Benefit, the No Lapse Guarantee Value is not used in the determination of the Death Benefit under the policy.

The Basic and Excess Fund are an accumulation of policy premiums, withdrawals, and loans. While the Basic Fund may become negative, the Excess Fund will never be less than zero. Both the Basic Fund and the Excess Fund are increased and reduced as described below.

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1. Net Basic Premiums are added to the Basic Fund; Net Excess Premiums are added to the Excess Fund

2. No Lapse Deductions reduce the Excess Fund, and then the Basic Fund

3. Accumulation Amounts are added to the Basic Fund and Excess Fund.

4. Any withdrawal of policy Accumulated Value will reduce the Excess Fund and then the Basic Fund, including any policy fees.

5. Policy Loans will reduce the Excess Fund and then the Basic Fund.

6. Any Reinvestment Risk Amounts are added to the Basic Fund.

Net Premium is allocated to the Basic Fund and Excess Fund as follows:

• Net Basic Premium is the higher of the premium up to the Annual Premium Threshold for the Policy Year, as described in the Rider Specifications, or the amount needed to bring any negative Basic Fund back to zero. This amount is reduced by the No-Lapse Premium Load and added to the Basic Fund.

• Net Excess Premium is any premium in excess of the Basic Premium. Excess Premium is reduced by the No-Lapse Premium Load and the Excess Premium Load and added to the Excess Fund.

Example:

Assumptions:

• Annual Premium Threshold for the current year is $10,000

• Premium Received is $15,000

• Basic fund is positive

• No Lapse Premium Load is 15%

• Excess Premium Load is 10%

The Net Basic Premium and Net Excess Premium are calculated as follows.

• Basic Premium is $10,000 (lesser of $10,000 and $15,000). Net Basic Premium of $8,500 [$10,000 × (1-15%)] will be added to the Basic Fund.

• Excess Premium is $5,000. Net Excess Premium of $3,750 [$5,000 × (1 – 15% - 10%)] will be added to the Excess Fund

Example:

Assumptions:

• Annual Premium Threshold for the current year is $10,000

• Premium Received is $15,000

• Basic Fund is -$11,050.

• No Lapse Premium Load is 15%

• Excess Premium Load is 10%

The Net Basic Premium and Net Excess Premium are calculated as follows.

• Basic Premium is $13,000. The Net Basic Premium is $11,050 [$13,000 × (1-15%)], which, when added to the Basic Fund, brings the Basic Fund to zero.

• Excess Premium is $2,000. Net Excess Premium of $1,500 [$2,000 × (1 – 15% - 10%)] will be added to the Excess Fund

The No-Lapse Deduction is an amount that is deducted first from the Excess Fund until the Excess Fund is reduced to zero and then from the Basic Fund. The No-Lapse Monthly Deduction is the greater of the No-Lapse Monthly Charge Deduction or the Alternative No-Lapse Monthly Deduction, as described below.

The No-Lapse Monthly Charge Deduction is described in the Rider Specifications and includes the following:

• The No-Lapse Coverage Charge

• The No-Lapse Administrative Charge

• Optional Benefit Charges, if any

• Transactional policy fees and charges, if any

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• The No-Lapse Cost of Insurance Charge.

The Alternative No-Lapse Monthly Deduction is also described in the Rider Specifications and includes:

• Optional Benefit Charges, if any

• Transactional policy fees and charges, if any

• The Alternative No-Lapse Cost of Insurance Charge.

Example:

Assumptions:

• Basic Fund before No-Lapse Deduction is $9,000

• Excess Fund is $3,500

• No-Lapse Monthly Charge Deduction is $3,000

• Alternative No-Lapse Monthly Deduction is $4,000.

Then the Basic and Excess Funds are reduced as follows:

• The No-Lapse Deduction is $4,000 (the greater of $3,000 and $4,000)

• Excess Fund will be reduced to $0

• Basic Fund to $8,500.

The No-Lapse Accumulation Amount is an amount that is added to the Basic Fund and the Excess Fund as follows.

• The Basic Fund No-Lapse Accumulation Amount is added to the Basic Fund. It is equal to the Basic Fund following premium payments, No-Lapse Deduction, withdrawals, loans and other Policy distributions; multiplied by the No-Lapse Accumulation Factor as shown in the Rider Specifications. If your Basic Fund is negative, the accumulation will further reduce your Basic Fund. The No-Lapse Accumulation Factor is 0.002466, which is equivalent to an annual rate of 3%.

• The Excess Fund No-Lapse Accumulation Amount is added to the Excess Fund. It is equal to the Excess Fund following premium payments, No-Lapse Deduction, withdrawals, loans and other Policy distributions; multiplied by the Excess Accumulation Factor as shown in the Rider Specifications. The Excess Fund Accumulation Factor is 0.0016518, which is equivalent to an annual rate of 2%

Example:

Assumptions:

• Basic Fund is $8,500, after premiums and no-lapse deductions.

• Excess Fund is $2,500, after premiums and no-lapse deductions

• No Lapse Accumulation Factor is 0.002466

• Excess Fund Accumulation is 0.0016518

Then the Basic and Excess Funds after the Accumulation Amounts are added are:

• Basic Fund Accumulation Amount is $20.96, and the Basic Fund is $8,520.96

• Excess Fund Accumulation Amount is $4.13, and the Excess Fund is $2,504.13.

Example:

Assumptions:

• Basic Fund is $5,000, after premiums and no-lapse deductions.

• Excess Fund is $0, after premiums and no-lapse deductions

• No Lapse Accumulation Factor is 0.002466

• Excess Fund Accumulation is 0.0016518

Then the Basic and Excess Funds after the Accumulation Amounts are added are:

• Basic Fund Accumulation Amount is -$12.33, and the Basic Fund is -$5,012.33.

• Excess Fund Accumulation Amount is $0, and the Excess Fund is $0.

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Loans have an effect on the No Lapse Guarantee Value

• Any new loan, including any loan interest that is added to the loan on an anniversary, will be added to the No-Lapse Guarantee Loan Account Value and will reduce the Excess Fund and then the Basic Fund.

• Any loan repayment will be added to the Basic Fund only to the extent that the Basic Fund is negative. Otherwise, it will be added to the Excess Fund.

Important considerations

The growth of your No-Lapse Guarantee Value depends on a number of factors including, but not limited to, the amount of premium you pay, the timing of your premium payments and any Policy changes. Any modification you make to the originally planned timing of or amount of premium paid and any Policy changes will affect the duration of the No-Lapse Guarantee provided by the Rider. Before making any change to the Policy, please request and review a current illustration.

If your Net No-Lapse Guarantee Value is equal to or less than zero, the benefits under this rider will not be in effect. However, you can restore the no-lapse guarantee benefit by making a premium payment or a loan repayment in an amount sufficient to make your Net No-Lapse Guarantee Value positive.

Some examples of things you should consider:

1. If you defer a payment, you will not receive the Accumulation Amount associated with that premium in the Basic and Excess Fund. If such a deferral would cause your No Lapse Guarantee Value to be negative, you will have to make a sufficient payment to bring the Basic Fund to positive, including any negative Accumulation Amounts.

2. If you defer payments and then try to “catch up” with a single large payment, that payment may be split into a Basic and Excess Premium based on the Annual Premium Threshold. Any premium allocated to the Excess Fund will have lower Accumulation Amounts associated with it.

3. If you take a policy loan, your Basic Fund may be reduced. A loan repayment may not recover the value deducted from the Basic Fund, but instead could be added to the Excess Fund.

4. Any withdrawal will reduce the Excess and Basic Fund. However, a subsequent premium payment to pay back the withdrawal will be affected both by the Annual Premium Threshold and to the Basic and Excess fund accumulation amounts, plus associated No-Lapse and Excess premium loads.

5. You have the ability to increase the duration of your FDNLG rider by paying higher premiums, subject to the Annual Premium Threshold.

Effect on Policy Values

There is a monthly charge for the FDNLG Rider. The charge is deducted from your Policy’s Accumulated Value as a Monthly Deduction. This charge does not reduce your No-Lapse Guarantee Value. The Rider Charge is shown in the Policy Specifications and equals the sum of:

• A monthly rate per dollar of Policy Net Amount at Risk (No-Lapse Monthly Charge Deduction)

• A monthly No-Lapse Guarantee Insurance Charge (Alternative No-Lapse Monthly Deduction).

Example:

Assumptions:

• Policy’s Accumulated Value is $20,000

• Policy’s Net Amount at Risk is $80,000

• The No-Lapse Monthly Charge Deduction is 0.0001

• The Alternative No-Lapse Monthly Deduction is $10

Then the Monthly Deduction associated with the FDNLG rider is $20 ($20,000 + $80,000 × 0.0001 + $10).

The Rider will terminate on the earliest of:

• Your Written Request;

• Policy Surrender;

• Allocation into any Investment Option that is not an allowable Investment Option;

• The end of the Maximum No-Lapse Guarantee Period, as shown in the Policy Specifications; or

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• The date when the Net No-Lapse Guarantee Value and the Net Accumulated Value are both less than zero, so that the Policy will enter its Grace Period. At the end of the Grace Period the Policy will terminate and no further benefits will be provided by the Rider.

You cannot reinstate the Rider if it terminates, even if the Policy lapses and is later reinstated.

• Short-Term No-Lapse Guarantee Rider

This Rider guarantees that the Policy will continue in effect until the end of the No-Lapse Guarantee Period shown in the Policy Specifications if you pay a premium by the beginning of each Policy month at least equal to one twelfth of the No-Lapse Guarantee Premium, and if you have taken no Policy loans or withdrawals, and if there have been no changes (scheduled or unscheduled) in Coverage under this Policy. The Policy will also stay in effect under this Rider with other premium payment patterns and with other Coverage amounts so long as the Short-Term No-Lapse Guarantee Condition, as described below, is satisfied. The Rider is available at Policy issue if the older Insured is Age 79 and younger and if you choose either Death Benefit Option A or Option B when applying for your Policy.

The No-Lapse Guarantee Period is the time during which we guarantee the Death Benefit will remain In Force if the Short-Term No-Lapse Guarantee is in effect. The No-Lapse Guarantee Period is shown in the Policy Specifications. The No-Lapse Guarantee Period begins on the Policy Date and does not re-start if Coverage is added or increased.

The No-Lapse Guarantee Premium is an amount used during the No-Lapse Guarantee Period to determine the No-Lapse Credit (see next section), which in turn is used to determine if the Short-Term No-Lapse Guarantee is in effect. The No-Lapse Guarantee Premium is expressed as an annual amount. The No-Lapse Guarantee Premium in effect as of the Policy Date is shown in the Policy Specifications. The No-Lapse Guarantee Premium may change as described in the Changes in No-Lapse Guarantee Premium section below.

The No-Lapse Credit is used to determine if the Short-Term No-Lapse Guarantee is in effect. It is calculated at the beginning of each Policy month during the No-Lapse Guarantee Period. The No-Lapse Credit as of the Policy Date, which is also the first Monthly Payment Date, is equal to the premium paid less one-twelfth of the No-Lapse Guarantee Premium. On any other Monthly Payment Date, the No-Lapse Credit is equal to:

• The No-Lapse Credit as of the prior Monthly Payment Date multiplied by (i), where:

– i = no greater than 1.00327374 if the No-Lapse Credit is negative; otherwise,

– i = 1.00000;

• Plus premiums received since the prior Monthly Payment Date;

• Less withdrawals taken since the prior Monthly Payment Date; and

• Less one-twelfth of the then current No-Lapse Guarantee Premium.

The Net Accumulated Value is the Policy Accumulated Value less Policy Debt.

Any increase in Face Amount, scheduled or not, or addition or increase in Coverage will cause an increase in the No-Lapse Guarantee Premium. A decrease in Face Amount or in other Coverage will not cause a decrease in the No-Lapse Guarantee Premium. If the No-Lapse Guarantee Premium changes as a result of such change, we will inform you of the amount of the changed No-Lapse Guarantee Premium.

For the Short-Term No-Lapse Guarantee to be in effect, the No-Lapse Credit less Policy Debt must be equal to or greater than zero.

If the Short-Term No-Lapse Guarantee has become ineffective because the above condition has not been satisfied, the Short-Term No-Lapse Guarantee may be brought back into effect by paying the Catch-Up Amount. The Catch-Up Amount is equal to the amount of premium necessary after deduction of the Premium Load so that the No-Lapse Credit less Policy Debt is equal to zero.

If the Short-Term No-Lapse Guarantee is in effect, and if your Policy would lapse in the absence of this Rider due to insufficient Net Accumulated Value (the Accumulated Value less Policy Debt), to cover the Monthly Deductions due, the Policy will not enter the Grace Period and will not lapse. Instead, the Policy will continue under the Short-Term No-Lapse Guarantee and it will stay In Force as long as you continue to meet the Short-Term No-Lapse Guarantee Condition.

If the Policy is continued under the Short-Term No-Lapse Guarantee, then the Policy has no Net Accumulated Value from which Monthly Deductions can be collected. Any such uncollected amounts are accumulated without interest and the result is called the Monthly Deductions Deficit. Any net premium received when the Policy is continued under the Short-Term No-Lapse Guarantee will first be used to reduce the Monthly Deductions Deficit. After the Monthly Deductions Deficit is reduced to zero, any excess will be applied to the Accumulated Value, as described in your Policy. If you want to keep your Policy In Force at the end of the Guarantee Period, you must make a payment sufficient to reduce the Monthly Deductions Deficit to zero. In such case, any excess will then be applied to the Accumulated Value, as described in your Policy.

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If the Policy is continued under the Short-Term No-Lapse Guarantee, any attached Riders will continue or end according to their terms.

If the Policy has lapsed and you later wish to reinstate it, you will need to satisfy the reinstatement conditions described in the Policy. Upon Policy reinstatement we will bring forward any Catch-Up Amount and any Monthly Deductions Deficit, without interest. Any Catch-Up Amount existing at the time of lapse will need to be paid upon Policy reinstatement if you wish the Short-Term No Lapse Guarantee Benefit provided under this Rider to be in effect. See Lapsing and Reinstatement – Reinstating a lapsed Policy.

This Rider will end on the earliest of:

• Your Written Request;

• If you add any Rider that has charges;

• The date when the No-Lapse Credit and the Net Accumulated Value are both less than zero; or

• At the end of the Guarantee Period.

• SVER Term Insurance Rider-Last Survivor (SVER-LS)

Provides additional Death Benefit protection on the Insureds in combination with the Face Amount of the Policy and may also provide higher early cash value. The Rider may be purchased at Policy issue, subject to evidence of insurability. The Rider is available for Insureds Age 18 through 90 at the time of Rider issue. You may request unscheduled increases or decreases in Face Amount of the Rider, subject to certain limitations. The Rider is payable on the death of the Survivor.

The guaranteed monthly cost of insurance rate and monthly Coverage charge will be shown in your Policy Specifications. Our current charges may be lower than our guaranteed charges.

You may request increases or decreases in Face Amount of the Rider. Each increase will be subject to satisfactory evidence of insurability and will have associated cost of insurance rates. Unless you request otherwise, the increase will become effective on the first Monthly Payment Date on or following the date we receive and approve your request. We may deduct an administrative charge not to exceed $200 from your Policy’s Accumulated Value on the effective date of any unscheduled increase. Decreases will be effective on the first Monthly Payment Date on or following the date the Written Request is received at our Life Insurance Division. Decreases will first be applied against the most recent increase, if any, and then against successively earlier increases, if any, and finally against the original SVER-LS Face Amount.

The Rider will terminate on the earliest of your Written Request, or on lapse or termination of this Policy, or upon the Survivor’s Death.

• Varying Increase Rider- Last Survivor (VIR-LS)

Policies issued with the ARTR-LS Rider may also be issued with a Varying Increase Rider – Last Survivor. The VIR-LS Rider provides for Scheduled Increases in ARTR- LS Rider Coverage without medical underwriting. Each increase in the VIR-LS Rider is referred to as a Scheduled Increase, and is scheduled for a particular Policy Anniversary, as shown in the Policy Specifications. The Face Amount contributes to the Total Face Amount, and consequently to the Death Benefit, of the Policy. There is no charge for this Rider on a current or guaranteed basis. However, you will incur charges for the ARTR- LS Rider, which you must select in order to select the VIR-LS Rider.

Each Scheduled Increase is an increase to last survivor term insurance Coverage on the Insureds provided by the ARTR- LS Rider. When any such ARTR- LS Rider Coverage goes into effect, it will become a part of, and be administered according to, the ARTR- LS Rider to which Scheduled Increase applies.

The Rider is available subject to the following:

• You must select the ARTR- LS Rider.

• The maximum Scheduled Increase at attained ages 18-79 is 20% of the Total Face Amount before the increase.

• The maximum Scheduled Increase at attained ages 80-94 is 5% of the Total Face Amount before the increase.

• Increases will not be scheduled beyond attained age 94.

• Each increase is an increase to the Coverage Layer at issue, and does not create a new Coverage Layer.

• The guaranteed cost of insurance rates and Coverage charges are provided on the Policy Specifications at issue.

• The cost of insurance charges will increase due to the increase in the Policy’s Net Amount At Risk.

You may request an increase or reduction in Scheduled Increases by providing a written request. Any increase in Scheduled Increases may be subject to evidence of insurability and is subject to our approval. If you reject a Scheduled Increase that has been approved, all

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future Scheduled Increases may be forfeited. For any change in Scheduled Increases, we will send you a Supplemental Schedule of Coverage to reflect the change.

This Rider is effective on the Policy Date unless otherwise stated. It will terminate on the earlier of:

• Your written request

• The date the Policy ceases to be In Force

• The date Coverage under the ARTR- LS Rider terminates.

If the Policy is reinstated, any Scheduled Increases that would have occurred during the time the Policy was lapsed will be forfeited. Scheduled Increases that are scheduled to occur after reinstatement will be handled as if the Policy had never lapsed.

• Annual Renewable Term Rider — Individual (ARTR-I)

Provides term insurance on either Insured or individually on both Insureds and renews annually until the Policy terminates. The Death Benefit is payable at the death of the Insured covered by the Rider. The Rider is available for Insureds Age 18 through 90 at the time of Rider issue. You may purchase the Rider at Policy issue, subject to satisfactory evidence of insurability. The amount of Coverage can be level or vary every year and may follow any pattern, subject to underwriting approval, to match your need for insurance. Annual increases are scheduled at issue. You may also request unscheduled increases or decreases in Face Amount of the Rider, subject to certain limitations.

The guaranteed monthly cost of insurance rate will be shown in your Policy Specifications. Our current cost of insurance rates may be lower than the guaranteed rates.

You may request increases or decreases in Face Amount of the Rider. Each increase will be subject to satisfactory evidence of insurability and will have associated cost of insurance based on the Age and Risk Class of the Insured under this Rider on the effective date of the increase. Unless you request otherwise, the increase will become effective on the first Monthly Payment Date on or following the date we receive and approve your request. We may deduct an administrative charge not to exceed $100 from your Policy’s Accumulated Value on the effective date of any unscheduled increase. You must send a Written Request if you wish to decrease the Face Amount of this Rider. Decreases will be effective on the first Monthly Payment Date on or following the date the Written Request is received at our Life Insurance Division. Decreases will first be applied against the most recent increase, if any, and then against successively earlier increases, if any, and finally against the original ARTR-I Face Amount.

The Rider will terminate on the earliest of your Written Request, or on lapse or termination of this Policy. In addition, Coverage under this Rider on any individual Insured will terminate on the earlier of the death of that individual Insured, or the date that individual Insured reaches Age 121.

• Conversion Rider

Allows you to convert certain Eligible Coverages into a new Policy, as shown in the Policy Specifications.

Rider Term:

Eligible Coverage- is Coverage under the Policy that qualifies for conversion, as shown in the Policy Specifications.

How the Rider Works:

You may request to have your new policy issued on any other permanent life insurance policy that we make available for conversions at the time of your conversion request. We will issue your new policy at the same Risk Class as this Policy. However, if you have increased your Policy’s Face Amount, resulting in your Policy having one or more Coverage Layers with Risk Classes that differ from the Risk Class for the Policy’s original Face Amount, the new policy will be issued at the Risk Class of the Policy’s most recent Coverage Layer.

If you exercise the Rider, we will not impose a surrender charge on this Policy and we will not require any evidence of insurability for the conversion. If you exercise the Rider, we will issue the new policy you selected and Coverage under this Policy will terminate.

The Rider will terminate on the earliest of your Written Request, the death of the first Insured to die, or the date the Policy is no longer In Force.

• Enhanced Policy Split Option Rider (Only for Policies if your application (paper or by electronic submission) is dated on or after September 25, 2017)

Allows the Policy to be split into two individual policies, without evidence of insurability if the Policy is equally split. Any unequal split of the Policy or any request to increase the coverage for either of the new policies will require evidence of insurability. See VARIABLE LIFE INSURANCE AND YOUR TAXES - Optional Policy Benefits and Riders for additional information on the tax treatment of this Rider.

Rider Terms:

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Exchange Date – The date the original policy terminates, which will be the next monthly payment date after we receive your written request and everything is in good order. The new policies will take effect on the Exchange Date.

Exchange Event – Is when either of the following federal estate tax law changes become effective by law:

• Section 2056 of the Internal Revenue Code (“IRC”) as amended, or its successor, is nullified or amended to eliminate or reduce the Insureds’ federal estate tax marital deduction; or

• Section 2001 of the IRC as amended, or its successor, is nullified or amended to eliminate or reduce the maximum estate tax rate to no more than half the maximum rate in effect on the issue date of the policy.

Last Exchange Policy Year – The last Policy year during which you can request to exchange the Policy for two new single life policies. This Rider provides no benefit after this year or after it is terminated.

The Last Exchange Policy Year is equal to:

• Policy Year 3 if one of the Insureds’ issue age is from 70 to 79 and the other Insureds’ issue age is 79 or less, or

• Policy Year 5 if both Insureds’ issue ages are under 70.

How the Rider Works

This Rider will be included automatically with all policies where the older Insured is issue Age 79 or less, and where neither Insured has a substandard Risk Class or is uninsurable. There is no charge for this Rider.

You may request an exercise of this Rider beginning on the date of a qualifying Exchange Event that occurs before the end of the Last Exchange Policy Year.

You will have 365 days following such an Exchange Event to request the Exercise of this Rider.

The following requirements and conditions must be met to exercise this Rider:

• Both Policy insureds are living,

• The Policy cannot be in a grace period,

• The Insureds under the Policy cannot have a substandard Risk Class,

• If Policy Debt exceeds the Accumulated Value, you must repay the amount of the Policy Debt in excess of the Accumulated Value, and

• You must make the request to exercise this Rider in writing.

A federal estate tax law change could result in an increase in the federal estate tax liability at the first death of the two Insureds under the Policy.

The exchange may be made to any single life policy that we make available. We waive the surrender charge on your original Policy, but any surrender charges applicable to each of the new policies will apply.

The face amount of each new policy will be an amount up to one-half of the Policy’s Face Amount in excess of the Policy Debt on the Exchange Date. Any request to increase the amount of face amount on either new policy so that there is an unequal split of the Policy’s Face Amount less Policy Debt will require evidence of insurability satisfactory to us.  At the time of exchange, if the face amount on either of the new single life policies is less than the minimum allowed face amount for that product, we will issue that policy with the minimum allowable face amount for that product.

The Accumulated Value of the Policy will be equally split between the two new single life policies. Any Policy Debt must be paid off prior to the exchange. If there is sufficient Accumulated Value to cover the Policy Debt, the Accumulated Value will be reduced by the Policy Debt and the remaining Accumulated Value will be equally split between the two new single life policies. If the Policy Debt exceeds the Accumulated Value, the amount of the Policy Debt in excess of the Accumulated Value must be repaid prior to the policy exchange.

This Rider is effective on the Policy Date unless otherwise stated. It will terminate on the earlier of:

• Your written request,

• The date of the first death of the two Insureds,

• On lapse or termination of the Policy,

• Upon exercise of this Rider, or

• The end of the Last Exchange Policy Year.

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If an Exchange Event occurs prior to or during the Last Exchange Policy Year, then you may provide us Written Request of an exchange no more than 365 days after the Exchange Event. We will process such request as if the Rider had not terminated even if we do not receive your Written Request until after the end of the Last Exchange Policy Year.

• Enhanced Policy Split Option Rider (Only for Policies if your application (paper or by electronic submission) is dated before September 25, 2017)

Allows the Policy to be split into two individual policies, without evidence of insurability. This Rider is available only to married couples. This Rider will be included automatically with all Policies where the older Insured is issue Age 79 or less, and where neither Insured has a substandard Risk Class or is uninsurable.

You may exercise this option within 90 days after the day that the Federal Unlimited Marital Deduction is actually reduced, as a result of the enactment of a new federal estate tax law, which because of the reduction, could result in an increase in the federal estate tax liability at the first death of the two Insureds under the Policy.

The exchange may be made to any single life policy that we regularly issue at the time of exchange, subject to our approval. We waive the surrender charge on your original Policy, but any surrender charges applicable to the new policy will apply to the new policies.

The face amount of each new policy may be for any amount you choose, up to one half of the Policy’s Face Amount, including the Face Amount under any ARTR-LS or SVER-LS attached to the Policy, both as of the date of the exchange. You must give your written consent if the face amounts of the two new policies are not equal. The original Policy’s Cash Surrender Value will be allocated as premiums to the two new policies in proportion to the face amount of the new policies. We will waive any Policy charge normally charged to cover our expenses arising from any state or federal tax charged to us due to the exchange. Policy Debt will also be split in proportion to the face amount of the new policies.

The Rider will terminate on the earliest of your Written Request, the date of the first death of the two Insureds, on lapse or termination of the Policy, when the older of the two Insureds reaches Age 80, or upon exercise of this Rider.

• Policy Split Option Rider

Allows the Policy to be split into two individual policies subject to satisfactory evidence of insurability on each Insured. The exchange may be made to any individual flexible premium adjustable life insurance policy that we regularly issue at the time of exchange, subject to our approval. A $200 administrative fee may be deducted from the original Policy’s Accumulated Value on the effective date of the exchange. Although not anticipated, we reserve the right to charge for any state or federal taxes incurred upon exercise of this Rider.

The original Policy’s Accumulated Value, Policy Debt and Cash Surrender Value are split in proportion to the Face Amount. We waive the surrender charge on your original Policy.

The Rider will terminate on the date of the first death of the two Insureds, on lapse or termination of the Policy, or upon exercise of this Rider.

• Premier Living Benefits Rider-Last Survivor

The Premier Living Benefits Rider-Last Survivor is a chronic illness Rider that provides protection from the financial impacts of becoming chronically ill by providing acceleration of a portion of the Death Benefit in the event that you become chronically ill. For more information, please see APPENDIX B: State Law Variations.

There is no additional cost for the rider. However, if you choose to exercise the Rider, at the time we pay the Rider Benefit, we will reduce your Policy’s Death Benefit by an amount greater than the Benefit payment itself, as described in the Rider. Other Policy values, including but not limited to, Surrender Charge, Accumulated Value and Total Face Amount will be reduced pro rata.

You may opt out of the Rider at any time after the Policy is issued. There is no charge for opting out of the Rider.

Rider Terms

Activities of Daily Living – include the following self-care functions:

• Bathing oneself

• Continence

• Dressing oneself

• Feeding oneself

• Getting oneself to and from the toilet

• Transferring oneself into or out of a bed, chair or wheelchair.

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Annual Per Diem Limitation – the Per Diem Limitation declared by the Internal Revenue Service on the date the Chronic Illness Benefit Proceeds are effective, multiplied by the Maximum Per Diem Limit Percentage, then multiplied by 365.

Chronically Ill Individual – an Insured who has been certified in writing as:

• Being permanently unable to perform at least two Activities of Daily Living without hands-on or standby assistance from another individual; or

• Requiring continual supervision by another person for protection from threats to the Insured’s health or safety as described in the Rider.

Eligible Survivor – An Eligible Insured covered under the Rider who is also the Survivor under the Policy.

Initial Eligible Amount – the lesser of the Maximum Lifetime Accelerated Death Benefit or the Death Benefit on the effective date of the initial request for the Benefit.

Licensed Health Care Practitioner – a physician licensed and residing in the United States. The Licensed Physician cannot be you or an immediate family member.

Maximum Lifetime Accelerated Death Benefit – the maximum amount of Death Benefit that you can accelerate under the Premier Living Benefits Rider-Last Survivor during the Insured’s lifetime, as shown in the Policy Specifications.

Eligibility Conditions

This Rider may be attached to only one policy per insured. If you or the additional Insured has existing Pacific Life Policies with a chronic illness rider, you may choose to either:

1. terminate the chronic illness rider on your existing policy, and obtain a new chronic illness rider with a newly-issued policy, if you qualify; or

2. maintain the chronic illness rider on your existing policy, and accept any applied for life insurance, if issued, without the chronic illness rider.

You should not terminate any existing Pacific Life chronic illness rider until the new application with a chronic illness rider has been approved by Pacific Life. If an insured’s chronic illness has generated benefits under any existing Pacific Life policy, that insured does not qualify for a new chronic illness rider. Please understand that chronic illness benefits may be higher or lower based upon the policy to which it is attached. Request sample illustrations from your life insurance producer to help determine the policy configuration is appropriate for you.

To receive the Rider Benefit, you must satisfy the following conditions:

• You must submit a Written Request while the Policy is In Force; we will provide you with a claim form within 15 days of your Written Request. Your completed claim form must contain proof that the Insured is a Chronically Ill Individual;

• Any assignee or any irrevocable Beneficiary under the Policy must provide written consent;

• The Chronically Ill Individual must be an Eligible Survivor under the Rider;

• The Chronically Ill Individual’s illness must not be the result of attempted suicide or intentionally self-inflicted injury;

• Your Policy will only be eligible for the Rider Benefit after the death of the first Insured and only if the survivor is an eligible Insured and meets the conditions described in the Rider. Eligible Insureds are stated in your Policy Specifications.

We will pay the Benefits immediately after we receive written certification from a Licensed Health Care Practitioner that the Eligible Survivor is a Chronically Ill Individual and meets the conditions described in the Rider. We reserve the right to obtain an additional opinion of the Eligible Survivor’s conditions at our expense. If this opinion differs from that of the Survivor’s Licensed Health Care Practitioner, eligibility for Benefits will be determined by a third Licensed Physician who is mutually acceptable to you and to us.

We pay the Benefits to the Eligible Survivor (or your designee) or to your estate while the Insured is still living, unless the Policy has been otherwise assigned.

The Rider at Exercise

You may request the Rider Benefits once per twelve-month period. Your Written Request should include:

• The Benefit amount requested; and

• Your selection of an annual payment or monthly payments. If your request does not specify a payment option, we will pay the Benefit as an annual payment.

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If you elect to receive an annual payment, we will provide you with one lump-sum payment. Your request for an annual payment cannot be less than $5,000, and can never be greater than the Maximum Annual Benefit Amount. The Maximum Annual Benefit Amount is the lesser of:

• The Annual Per Diem Limitation; or

• The Reduction Factor times the Eligible Accelerated Annual Death Benefit. The Reduction Factor is equal to [a + b] ÷ c where

(a) is 100% of the Policy’s Cash Surrender Value;

(b) is the Chronic Illness Risk Factor times the result of the Death Benefit minus the greater of zero or the Policy’s Accumulated Value; and

(c) is the Death Benefit.

The Eligible Accelerated Annual Death Benefit is the lesser of:

• 24% of the Initial Eligible Amount; or

• The excess of the Maximum Lifetime Accelerated Death Benefit over the Total Accelerated Death Benefit; or

• The Death Benefit.

The Chronic Illness Risk Factor is based on the Insured’s Age, gender and Risk Class, as well as the Accelerated Death Benefit Interest Rate and a mortality table for disabled lives we declare.

The Accelerated Death Benefit Interest Rate will not exceed the greater of:

• the current yield on the 90-day Treasury bill; or

• the maximum fixed annual rate of 8% in arrears or a variable rate determined in accordance with the National Association of Insurance Commissioners Policy Loan Interest Rate Model.

When you exercise the Rider, we will send you a statement demonstrating the effect of exercising the Rider on the Policy’s Accumulated Value, Death Benefit, Premium, Cost of Insurance Charges and Policy Loans.

At the time of each Benefit payment, we will:

• Verify that the Policy is not in the Grace Period. If it is in the Grace Period, we will reduce the Benefit payment by the amount needed to pay any Monthly Deduction required to keep the Policy In Force;

• Limit the Benefit to the Maximum Annual or Maximum Monthly Benefit Amount, as applicable;

• Calculate the amount payable upon request under this Rider (the “Chronic Illness Benefit Proceeds”);

• Reduce the Policy and Rider values as described in the Rider; and

• Send you an endorsement to the Policy, which will include a statement of the effect of the Benefit payment on the Policy’s Accumulated Value, Death Benefit, Premium, Cost of Insurance Charges and Policy Loans.

If your Policy has an accidental death rider, the accidental Death Benefit amount is not eligible for acceleration under this Rider.

Your Policy After Exercising the Rider

When you exercise the Rider and we make a Benefit payment, the following values will be reduced by an amount equal to the value below multiplied by the Acceleration Percentage:

• the Total Face Amount;

• the Accumulated Value;

• the surrender charge for each Coverage Layer;

• For Policies with Death Benefit Option C, the sum of the premiums less withdrawals; and

• For Policies with Death Benefit Option C, the Option C Death Benefit Limit.

The Acceleration Percentage equals (a ÷ b) where:

a = the Chronic Illness Benefit; and

b = the Reduction Factor multiplied by the Death Benefit on the date of each benefit payment.

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Your Policy’s Total Face Amount will be reduced by an amount equal to the Acceleration Percentage multiplied by the Total Face Amount prior to the benefit payment. The Face Amount of each Coverage Layer of the Policy or any term insurance Rider on the Insured will be reduced according to the terms of the Policy and Rider.

The Policy’s Investment Options values are reduced on the date of each benefit payment by an amount equal to the Acceleration Percentage multiplied by the Investment Option values prior to the benefit payment. The reduction to the values in each of the Investment Options will be treated as an Account Deduction.

We will reduce your Policy Debt, Loan Account and Loan Account Value on the date of a Benefit payment by an amount equal to their respective values prior to the Benefit payment multiplied by the Acceleration Percentage.

Your Policy’s Cost of Insurance charges will be calculated according to the terms of the Policy, but will be based on the reduced Policy values following a Benefit payment.

Your Policy’s Alternate Accumulated Value, if any, will be reduced by an amount equal to the Acceleration Percentage multiplied by the Alternate Accumulated Value prior to a Benefit payment.

Your Policy’s Cash Surrender Value and Net Cash Surrender Value following a Benefit payment will be calculated according to the terms of the Policy.

Other Effects on the Policy

After we make the initial Benefit payment under the Rider:

• You can change your Death Benefit Option, but only to Death Benefit Option A;

• We will not allow any requested increases in benefits under the Policy or any Riders; and

• We will discontinue the Automated Income Option or any other systematic distribution program in effect.

The Riders After Exercising the Premier Living Benefits Rider-Last Survivor

Generally, optional rider benefits under the Policy will remain In Force subject to their terms and conditions, unless otherwise stated. We will calculate charges for optional riders in accordance with the terms of each applicable rider. The charges may be affected by the reduction in benefits and policy values. In addition:

• Face Amounts for any term insurance rider on the Insured will be reduced as the Policy’s Total Face Amount is reduced;

• For any no-lapse guarantee rider using no-lapse guarantee premiums, the no-lapse guarantee premium and the no-lapse credit will each be reduced on the date of each benefit payment;

• For any no-lapse guarantee Rider using no-lapse guarantee value, the no-lapse guarantee value will be reduced on the date of each benefit payment;

• For policies with any minimum earnings benefit riders, Alternate Accumulated Value will be reduced by an amount equal to the Alternate Accumulated Value prior to the Benefit payment multiplied by the Acceleration Percentage;

• For policies with an Indexed Fixed Option, the sum of the Policy’s Fixed, Variable and Indexed Accumulated Values will be reduced on the date of the claim for Benefits.

Accelerated Death Benefits may affect your eligibility for, or amount of, other benefits provided by federal, state or local government. Payments of Accelerated Death Benefits provided by the Rider are intended to qualify as Death Benefits under section 101(g) of the Tax Code. You should consult with your personal tax advisor before requesting any accelerated Death Benefit payments.

The Rider is effective on the Policy Date unless otherwise stated. It will terminate on the earlier of:

• Your Written Request;

• Acceleration of any part of the Policy’s Death Benefit because of the Insured’s terminal illness;

• When you have accelerated the maximum amount of Death Benefit that can be accelerated under the Rider, as shown in the Policy Specifications;

• When the Policy terminates; or

• When you notify us of the Insured’s death.

If your Policy lapses and is reinstated, you may reinstate the Rider.

Payment of an Accelerated Death Benefit under this rider will reduce the Policy’s Death Benefit and other values under the Policy. In most circumstances, the cost of insurance charges will also be reduced. In addition, premium limitations and Death Benefits required in order for the Policy to qualify as a life insurance policy or avoid being classified as a Modified Endowment Contract under the Tax Code will also be affected.

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• Terminal Illness Rider-Last Survivor

The Terminal Illness Rider-Last Survivor provides protection from the financial impacts of having a medical condition that is reasonably expected to result in a life expectancy of 12 months or less by providing acceleration of a portion of the Death Benefit.

There is no additional cost for the rider. However, if you choose to exercise the Rider, at the time we pay the Rider Benefit, we will reduce your Policy’s Death Benefit by an amount greater than the Benefit payment itself, as described in the Rider. Other Policy values, including but not limited to, Surrender Charge, Accumulated Value and Total Face Amount will be reduced pro rata.

You may opt out of the Rider at any time after the Policy is issued. There is no charge for opting out of the Rider.

Rider Terms

Eligible Coverage – the portion of the Policy Face Amount that will qualify for determining the Terminal Illness Benefit under the Terminal Illness Rider-Last Survivor. Your Policy’s Eligible Coverage is listed in the Policy Specifications under the Terminal Illness Rider-Last Survivor. It does not include any insurance on the life of anyone other than the Insured and any other rider on the Insured.

Licensed Physician – a physician licensed and residing in the United States. The Licensed Physician cannot be you or an immediate family member.

Terminally Ill Individual – Survivor Insured who has been certified in writing as having a medical condition that is reasonably expected to result in a life expectancy of 12 months or less.

Eligibility Conditions

To receive the Rider Benefits, you must satisfy the following conditions:

• You must submit a Written Request while the Policy is In Force; we will provide you with a claim form within 15 days of your Written Request. Your completed claim form must contain proof that the Insured is a Terminally Ill Individual;

• Any assignee or any irrevocable Beneficiary under the Policy must provide written consent;

• The Terminally Ill Individual’s illness must not be the result of attempted suicide or intentionally self-inflicted injury;

• If your Policy is a last survivor policy, it will only be eligible for a Terminal Illness Benefit after the death of the first Insured and only if the survivor is a Terminally Ill Individual.

The Terminal Illness Benefit will be payable when we receive written certification from a Licensed Physician that the Survivor is a Terminally Ill Individual and meets the conditions described in the Rider. We reserve the right to obtain an additional opinion of the Survivor’s conditions at our expense. If this opinion differs from that of the Survivor’s Licensed Physician, eligibility for Benefits will be determined by a third Licensed Physician who is mutually acceptable to you and to us.

The Terminal Illness Benefit will not be payable if the law requires the Benefit to meet creditor claims or a government agency requires the Benefit for application or maintenance of a government benefit or entitlement.

The Premier Living Benefits Rider-Last Survivor will terminate when we receive a Written Request for the Terminal Illness Benefit under this Rider.

If your Policy has an accidental Death Benefit rider, the accidental Death Benefit amount is not eligible for acceleration under the terms of this Rider.

The Rider at Exercise

You may submit your Written Request for benefits under the Rider, including the amount of Terminal Illness Benefit requested, when the Insured qualifies as a Terminally Ill Individual and meets the eligibility conditions.

When we make the benefit payment we will:

• Limit the benefit to the lesser of 75% of the Eligible Coverage or $250,000;

• Calculate the Terminal Illness Benefit Proceeds, as described below; and

• Reduce Policy and Rider values.

Calculating the Benefit Under the Rider

The Terminal Illness Benefit Proceeds is the amount payable under the Rider. It is a one-time payment equal to the Terminal Illness Benefit multiplied by (a) and reduced by (b) and (c) where:

(a) the Terminal Illness Reduction Factor;

(b) Policy Debt multiplied by the Acceleration Percentage; and

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(c) a processing charge, guaranteed not to exceed $100.

If the Insured dies within 30 days of payment of the Terminal Illness Benefit Proceeds, we will refund the amounts defined in (a) and (c) above.

The Terminal Illness Reduction Factor is equal to (a) x (b) where:

(a) equals 1; and

(b) equals 1 plus the Accelerated Death Benefit Interest Rate.

The Accelerated Death Benefit Interest Rate will not exceed the greater of:

• the current yield on the 90-day Treasury Bill; or

• the maximum fixed annual rate of 8% in arrears or a variable rate determined in accordance with the National Association of Insurance Commissioners Policy Loan Interest Rate Model.

We pay the Terminal Illness Benefit as a lump sum. It is guaranteed never to be less than $500 or 25% of your Policy’s Face Amount. We will pay the Terminal Illness Proceeds once per Policy.

If you send us Written Notice that the Insured has died before we have paid the Terminal Illness Benefit, we will not make the payment. However, if we pay the Terminal Illness Benefit before we receive Written Notice of the Insured’s death, the payment will be effective and we will reduce the Death Benefit Proceeds payable under the Policy.

We pay the Benefits to you (or your designee) or to your estate while the Insured is still living, unless the Policy has been otherwise assigned.

When you exercise the Rider, we will send you a statement demonstrating the effect of exercising the Rider on the Policy’s Accumulated Value, Death Benefit, Premium, Cost of Insurance Charges and Policy Loans.

At the time of each Benefit payment, we will:

• Calculate the amount payable upon request under this Rider (the “Terminal Illness Benefit Proceeds”);

• Reduce the Policy and Rider values as described in the Rider; and

• Send you an endorsement to the Policy, which will include a statement of the effect of the Benefit payment on the Policy’s Accumulated Value, Death Benefit, Premium, cost of insurance Charges and Policy Loans.

If your Policy has an accidental death rider, the accidental Death Benefit amount is not eligible for acceleration under the Rider.

If you request another transaction on the same day as a Terminal Illness Benefit is paid, we will process the Terminal Illness Benefit Proceeds after we have processed the other requested transactions.

Your Policy After Exercising the Rider

When you exercise the Rider and we make a Benefit payment, Policy values will be reduced by an amount equal to the value below multiplied by the Acceleration Percentage:

• the Total Face Amount;

• the Accumulated Value;

• For Policies with Death Benefit Option C, the sum of the premiums less withdrawals; and

• For Policies with Death Benefit Option C, the Option C Death Benefit Limit.

The Acceleration Percentage equals (a ÷ b) where:

a = the Terminal Illness Benefit; and

b = the Eligible Coverage on the date of each Benefit payment.

Your Policy’s Total Face Amount will be reduced by an amount equal to the Acceleration Percentage multiplied by the Total Face Amount prior to the benefit payment. The Face Amount of each Coverage Layer of the Policy or any term insurance Rider on the Insured will be reduced according to the terms of the Policy and Rider.

The Policy’s Death Benefit and Accumulated Value will continue to be calculated in accordance with the terms of the Policy.

The Policy’s Investment Options values are reduced on the date of each benefit payment by an amount equal to the Acceleration Percentage multiplied by the Investment Option values prior to the benefit payment. The reduction to the values in each of the Investment Options will be treated as an Account Deduction.

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We will reduce your Policy Debt, Loan Account and Loan Account Value on the date of a Benefit payment by an amount equal to their respective values prior to the Benefit payment multiplied by the Acceleration Percentage.

Your Policy’s Cost of Insurance charges will be calculated according to the terms of the Policy, but will be based on the reduced Policy values following the Benefit payment.

Your Policy’s Cash Surrender Value and Net Cash Surrender Value following the Benefit payment will be calculated according to the terms of the Policy.

The Riders After Exercising the Terminal Illness Rider-Last Survivor

Generally, optional rider benefits under the Policy will remain In Force subject to their terms and conditions, unless otherwise stated. We will calculate charges for optional riders in accordance with the terms of each applicable rider. The charges may be affected by the reduction in benefits and policy values. In addition:

• Face Amounts for any term insurance rider on the Insured will be reduced as the Policy’s Total Face Amount is reduced;

• For any no-lapse guarantee rider using no lapse guarantee premiums, the no-lapse premium and no-lapse credit will each be reduced on the date of each Benefit payment;

• For any no-lapse guarantee rider using no-lapse guarantee value, the no-lapse guarantee value will be reduced on the date of each Benefit payment;

• For policies with any minimum earnings benefit riders, Alternate Accumulated Value will be reduced by an amount equal to the Alternate Accumulated Value prior to the benefit payment multiplied by the Acceleration Percentage.

Terminal Illness Benefit Accelerated Death Benefits may affect your eligibility for, or amount of, other benefits provided by federal, state or local government. Payments of Accelerated Death Benefits provided by the Rider are intended to qualify as Death Benefits under section 101(g) of the Tax Code.

You should consult with your personal tax advisor before requesting any accelerated Death Benefit payments.

The Rider is effective on the Policy Date unless otherwise stated. It will terminate on the earlier of:

• Your Written Request;

• The date the Benefit under the Rider are paid;

• When the Policy terminates; or

• When you notify us of Insured’s death.

If your Policy lapses and is reinstated, you may reinstate the Rider.

Payment of an Accelerated Death Benefit under this rider will reduce the Policy’s Death Benefit and other values under the Policy. In most circumstances, the cost of insurance charges will also be reduced. In addition, premium limitations and Death Benefits required in order for the Policy to qualify as a life insurance policy or avoid being classified as a Modified Endowment Contract under the Tax Code will also be affected.

Things to Keep in Mind

We offer other variable life insurance policies which provide insurance protection on the life of one person or the lives of two people. The loads and charges on these policies may be different. Combining a Policy and a Rider, however, may be more economical than adding another Policy. It may also be more economical to provide an amount of insurance Coverage through a Policy alone. Many life insurance policies have some flexibility in structuring the Face Amount, the Death Benefit, and premium payments in targeting the cash values based on your particular needs.

Depending on the Ages and Risk Classes of the Insureds, in some cases, the ARTR-LS and SVER-LS Riders may have lower charges than simply purchasing the Face Amount on a Policy alone. In some cases, the charges may be higher. Some charges are higher in the early years of the policy and/or rider, and some reduce with policy and/or rider duration.

Accelerated death benefit payments received for a chronic illness may be taxable in certain situations, such as when benefit payments are made from multiple policies or when benefit amounts exceed certain IRS limitations (referred to as “per diem” limitations). Pacific Life cannot determine the taxability of benefit payments. Tax treatment of long-term care benefits is complex, and will depend on the amount of benefits taken, the amount of qualified expenses incurred and possibly other factors. Receipt of accelerated death benefits may affect eligibility for public assistance programs such as Medicaid. Consult your qualified and independent legal and tax advisors about the tax implications of these benefits.

In general, your Policy Coverage offers the advantage of lower overall guaranteed charges than the added Riders. If you add a Rider or Riders to your Policy, and if we apply maximum guaranteed charges, you may increase your risk of lapse even if all planned

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premiums are paid. Adding a Rider or Riders may also affect the amount of premium you can pay on your Policy and still have it qualify as life insurance.

Combining a Policy with a ARTR-LS may lower costs and may improve Accumulated Value accrual for the same amount of Death Benefit. However, your Policy has guaranteed maximum charges. Adding a ARTR-LS will result in guaranteed maximum charges that are higher than for a single Policy with the same Face Amount.

Combining a Policy with a SVER-LS may improve Accumulated Value accrual in the early years of your Policy, but could result in either higher or lower charges than under a single Policy. The timing of certain charges for Policies held for certain periods may also be affected.

Ultimately, individual needs and objectives vary, and they may change through time. It is important that you consider your goals and options carefully. You should discuss your insurance needs and financial objectives with your life insurance producer before purchasing any life insurance product or purchasing additional insurance benefits. You should also consider a periodic review of your Coverage with your life insurance producer.

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HOW PREMIUMS WORK

Your Policy gives you the flexibility to choose the amount and frequency of your premium payments within certain limits. Each premium payment must be at least $50.

The amount, frequency, and period of time over which you make premium payments may affect whether your Policy will be classified as a Modified Endowment Contract, or no longer qualifies as life insurance for tax purposes. See VARIABLE LIFE INSURANCE AND YOUR TAXES for more information.

We deduct a premium load from each premium payment, and then allocate your Net Premium to the Investment Options you have chosen. However, if you have chosen the Indexed Fixed Options, your Net Premium will first be allocated to the Fixed Account and transferred from the Fixed Account to the Indexed Fixed Options on the Segment Start Date. The Accumulated Value transferred from the Fixed Account to the Indexed Fixed Options may be less than the Net Premium or the Accumulated Value you transferred to the Fixed Account because there may have been deductions from the Fixed Account, such as those due to Monthly Deductions, withdrawals or Policy loans.

There is other information you should know about allocating all or part of a Net Premium to the Indexed Fixed Options. You can only allocate a Net Premium to the Indexed Fixed Options if your Policy is not in a Lockout Period. In addition, you must notify us of your allocation to the Indexed Fixed Options by the Cutoff Date (two Business Days before a Segment Start Date) of a particular Segment Start Date in order for Accumulated Value to be transferred from the Fixed Account to the Indexed Fixed Options on that Segment Start Date. See YOUR INVESTMENT OPTIONS – Indexed Fixed Options. Otherwise, your Accumulated Value will be transferred to the Indexed Fixed Options on the Segment Start Date.

We do not count the allocation from the Fixed Account to the Indexed Fixed Options towards the number of transfers you may make in a Policy Year. In addition, we do not count such transfer towards the number of transfers you may make in a Policy Year without a transfer fee.

Your Initial Premium

We apply your first premium payment to the Policy on the later of the day we receive it or the day we receive all contractual and administrative requirements necessary for your Policy to be In Force. See HOW PREMIUMS WORK – Allocating Your Premiums for more information on when your first Net Premium is allocated to the Investment Options.

If you have outstanding contractual and administrative requirements, your life insurance producer will notify you of a delivery date when any outstanding requirements are due to us, not to exceed 45 days from the date we issue your Policy. If we do not receive your first premium payment and all contractual and administrative requirements on or before the delivery date, we can cancel the Policy and refund any premium payment you have made. We may extend the delivery date in some cases.

Planned Periodic Premium Payments

You can schedule the amount and frequency of your premium payments. We refer to scheduled premium payments as your planned periodic premium. Here’s how it works:

• You indicate whether you want to make premium payments annually, semi-annually, or quarterly. You can also choose monthly payments using our monthly Electronic Funds Transfer Plan, which is described below.

• We send you a notice to remind you of your scheduled premium payment (except for monthly Electronic Funds Transfer Plan payments, which are paid automatically). If you own more than one Policy, you can request us to send one notice – called a list bill – that reminds you of your payments for all of your Policies. We require at least three participants for a list bill. You can choose to receive the list bill every month.

• If you have any Policy Debt, we will treat any payment you make during the life of your Policy as a loan repayment, not as a premium payment, unless you tell us otherwise in writing. When a payment, or any portion of it, exceeds your Policy Debt, we will treat it as a premium payment.

You do not have to make the premium payments you have scheduled. However, not making a premium payment may have an impact on any financial objectives you may have set for your Policy’s Accumulated Value and Death Benefit, and could cause your Policy to lapse. Even if you pay all your premiums when they’re scheduled, your Policy could lapse if the Accumulated Value, less any Policy Debt, is not enough to pay your monthly charges. Turn to YOUR POLICY’S ACCUMULATED VALUE for more information.

Paying Your Premium

Premium payments must be made in a form acceptable to us before we can process it. You may pay your premium:

• by personal check, drawn on a U.S. bank

• by cashier’s check, if it originates in a U.S. bank

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• by money order in a single denomination of more than $10,000 for in force payments, if it originates in a U.S. bank

• by third party payments, when there is a clear relationship between the payor (individual, corporation, trust, etc.) and the Insured and/or Owner

• by temporary check with the ABA routing number and account number pre-printed on the check

• wire transfers that originate in U.S. banks.

We will not accept premium payments in the following forms:

• cash

• credit card or check drawn against a credit card account

• traveler’s checks

• cashier’s check or money order drawn on a non-U.S. bank, even if the payment may be effected through a U.S. bank

• money order in a single denomination of $10,000 or less

• third party payments, if there is not a clear relationship between the payor (individual, corporation, trust, etc.) and the Insured and/or Owner

• wire transfers that originate from foreign bank accounts.

If your Policy is subject to the Minimum Death Benefit, and you want to pay a premium that increases the Net Amount At Risk, you will need to provide us with satisfactory evidence of insurability before we can increase the Death Benefit regardless of which Death Benefit Option you have selected. In this event, your cost of insurance charges will also increase. Cost of insurance charges are based, among other things, upon your Policy’s Net Amount At Risk. For more information, see YOUR POLICY’S ACCUMULATED VALUE on how cost of insurance charges are calculated.

All unacceptable forms of premium payments will be returned to the payor along with a letter of explanation. We reserve the right to reject or accept any form of payment. If you make premium payments or loan repayments by Electronic Funds Transfer or by check other than a cashier’s check, your payment of any withdrawal proceeds and any refund during the free look period may be delayed until we receive confirmation in our administrative office that your payment has cleared.

Monthly Electronic Funds Transfer Plan

You can make monthly premium payments or loan payments using our Electronic Funds Transfer Plan. Here’s how it works:

• You authorize us to withdraw a specified amount from your checking account, savings account or money market account each month.

• If you do not specify a day for us to make the withdrawal, we will withdraw the payment on your Policy’s monthly anniversary.

• If you make monthly payments by the Electronic Funds Transfer Plan, we will apply the payments as loan repayment unless you have requested that payments be applied as premium payments. Loan payments made by the Electronic Funds Transfer Plan must be at least $50.

Deductions From Your Premiums

We deduct a maximum premium load of 5.15% from each premium payment you make.

This charge helps pay for the cost of distributing our Policies, and is also used to pay state and local premium taxes, any other taxes that may be imposed, and to compensate us for certain costs or lost investment opportunities resulting from our amortization and delayed recognition of certain policy acquisition expenses for federal income tax purposes. These consequences are referred to as the deferred acquisition cost (“DAC tax”).

Like other Policy charges, we may profit from the premium load and may use these profits for any lawful purpose, such as the payment of distribution and administrative expenses. We will notify you in advance if we change our current load rate.

Limits on the Premium Payments You Can Make

We will not accept premium payments after your Policy’s Monthly Deduction End Date.

Federal tax law puts limits on the amount of premium payments you can make in relation to your Policy’s Death Benefit. These limits apply in the following situations:

• If you have chosen the Guideline Premium Test as your Death Benefit Qualification Test and accepting the premium means your Policy will no longer qualify as life insurance for federal income tax purposes.

• If applying the premium in that Policy Year means your Policy will become a Modified Endowment Contract. You may direct us to accept premium payments or other instructions that will cause your Policy to be treated as a Modified Endowment

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Contract by signing a Modified Endowment Contract Election Form. You will find a detailed discussion of Modified Endowment Contracts in VARIABLE LIFE INSURANCE AND YOUR TAXES. You should speak to a qualified tax advisor for complete information regarding Modified Endowment Contracts.

• If applying the premium payment to your Policy will increase the Net Amount At Risk. This will happen if your Policy’s Death Benefit is equal to the Minimum Death Benefit or would be equal to it once we applied your premium payment.

You will find more detailed information regarding these situations in the SAI.

Allocating Your Premiums

We generally allocate your Net Premiums to the Investment Options you have chosen on your application on the day we receive them. Please turn to YOUR INVESTMENT OPTIONS for more information about the Investment Options.

When we allocate your first premium depends on the state and replacement status. For policies that require us to return the premiums you have paid if you exercise your Free Look Right, we will hold your Net Premiums in the Fidelity® VIP Government Money Market Variable Account until the end of the applicable state free look period, and then transfer them to the Investment Options you have chosen.

If your Policy requires refunds to be based on Accumulated Value if you exercise your Free Look Right, we allocate Net Premiums to the Investment Options you have chosen on the day we receive them or your Policy Date, if later. If your Policy has outstanding contractual and/or administrative requirements necessary before it can be placed In Force, we will allocate any Net Premiums received to the Fidelity® VIP Government Money Market Variable Account until the requirements are satisfied and your Policy is placed In Force.

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YOUR POLICY’S ACCUMULATED VALUE

Accumulated Value is the value of your Policy on any Business Day. It is used as the basis for determining Policy benefits and charges.

We use it to calculate how much money is available to you for loans and withdrawals, and how much you will receive if you surrender your Policy. It also affects the amount of the Death Benefit if you choose a Death Benefit Option that’s calculated using Accumulated Value.

The Accumulated Value of your Policy is not guaranteed – it depends on the performance of the Investment Options you have chosen, the premium payments you have made, Policy charges and how much you have borrowed or withdrawn from the Policy.

If your Accumulated Value less any Policy Debt is insufficient to pay for Policy charges, your policy will enter its Grace Period. If you do not pay sufficient premium during the Grace Period to restore your Policy’s Accumulated Value, your Policy will lapse.

Calculating Your Policy’s Accumulated Value

Your Policy’s Accumulated Value is the sum of the following:

• Variable Accumulated Value – the sum of the Accumulated Value in each Variable Account.

• Fixed Accumulated Value – the value allocated to the Fixed Options.

• Indexed Accumulated Value – is the sum of the Segment Values for all Segments in each Indexed Account.

• Loan Account Value – The value of any Loans that you have taken, including interest on the amount of loan.

The Accumulated Value in the Fixed and Variable Options is made up of the following:

• Net Premiums that you allocate

• Any non-guaranteed Persistency Credits that we may pay

• Policy Charges that we deduct

• Withdrawals that you request

• Loans that you request and that become part of the Loan Account

• Earnings on the Accounts.

Your Policy’s Accumulated Value is the total amount allocated to the Variable Investment Options, the Indexed Fixed Options and the Fixed Options, plus the amount in the Loan Account. Please see WITHDRAWALS, SURRENDERS AND LOANS – Taking Out a Loan for information about loans and the Loan Account.

The Variable Accumulated Value is the sum of the value allocated to each of the Variable Accounts. For each Variable Account, we determine the value allocated to the Variable Investment Options on any Business Day by multiplying the number of accumulation units for each Variable Investment Option credited to your Policy on that day, by the Variable Investment Option’s unit value at the end of that day. The process we use to calculate unit values for the Variable Investment Options is described in YOUR INVESTMENT OPTIONS.

The Fixed Accumulated Value is the sum of the value in the Fixed Account and Fixed LT Account. We credit interest to these Accounts on a daily basis, at a rate not less than the guaranteed minimum of 2.00%. Please see YOUR INVESTMENT OPTIONS –Fixed Options for further details.

The Indexed Accumulated Value is the sum of the Segment Values for all Segments in the Indexed Fixed Options. We credit Segment Guaranteed Interest to each segment at a rate of 1%, and each segment receives Segment Indexed Interest credits at the Segment Maturity Date. Please see YOUR INVESTMENT OPTIONS – Indexed Fixed Options for further details.

When you request a Policy Loan, an equivalent amount of money is processed as an Account Deduction and added to the Loan Account. Please see WITHDRAWALS, SURRENDERS AND LOANS – Taking Out a Loan for information about loans and the Loan Account.

Persistency Credit

Your Policy may be eligible for a persistency credit. Here is how it works:

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Beginning on your 11th Policy Anniversary and on each Policy Anniversary thereafter, we may credit your Policy’s Accumulated Value with a persistency credit. We calculate the persistency credit as the sum of Part 1 and Part 2 of the persistency credit.

Part 1 is calculated as a rate multiplied by your Policy’s average Accumulated Value less any Policy Debt on each Monthly Payment Date during the preceding Policy Year. The Part 1 rate is zero until the 16th Policy Anniversary when it is 0.15%. On Policy Anniversary 21 and thereafter, the Part 1 rate is 0.25%.

Part 2 is calculated separately for each Coverage Layer and then added together. This amount is based on the Face Amount for each Coverage Layer. Part 2 is zero prior to your 11th Policy Anniversary. Beginning on your 11th Policy Anniversary this amount is calculated and increases each year through the Policy Anniversary in where the younger Insured is Age 89. Thereafter this amount is zero. The amount of the Part 2 is based on your Age, Risk Class, and Death Benefit Option at the issue of each Coverage Layer. Coverage Layers where the younger Insured’s Age at Coverage issue is 70 or older are not eligible for the Part 2 persistency credit.

Terminating any Coverage Layer in its entirety will cease the crediting of any future Part 2 persistency credits attributable to that Coverage Layer.

Your Policy’s persistency credit is not guaranteed, and we may discontinue the program at any time.

For more information on the persistency credit, you may ask your life insurance producer to provide an In Force Illustration.

An example
Assume the average unloaned Policy Accumulated Value is $200,000:

• In Policy Year 11, the Part 1 rate of the persistency bonus is 0.00%. Part one of the persistency credit added to the Policy’s Accumulated Value is 0.00% x 200,000 = $0. The Part 2 of the persistency bonus for year 11 for $1,000,000 Base Face is $98.01. Total Persistency bonus for year 11 = $0 + $98.01 = $98.01.

Assume the average unloaned Policy Accumulated Value is $400,000:

• In Policy Year 16, the Part 1 rate of the persistency bonus is .15%. Part one of the persistency credit added to the Policy’s Accumulated Value is .15% x 400,000 = $600. The Part 2 of the persistency bonus for year 16 for $1,000,000 Base Face is $229.02. Total Persistency bonus for year 16 = $600 + $229.02 = $829.02.

Policy Charges

We take various charges from your Policy’s Accumulated Value to compensate us for the cost of the Policy benefits and for maintaining your Policy:

1. Monthly Deductions

2. Certain Transaction Fees

3. Administrative and Underwriting Service Fees

4. Loan Interest Charged against the Loan Account.

Transaction fees, administrative and underwriting service fees are shown in the FEE TABLES.

All Policy charges assessed under the policy will reduce the Accumulated Value as an Account Deduction.

Monthly Deductions

We deduct a monthly charge from your Policy’s Accumulated Value on each Monthly Payment Date until the Monthly Deduction End Date. If there is not enough Accumulated Value to pay the monthly charge, your Policy could lapse. For more information, see Lapsing and Reinstatement.

The Monthly Deduction is made up of five charges:

1. cost of insurance charge

2. administrative charge

3. Coverage charge

4. charges for optional Riders and benefits

5.  monthly Indexed Account charge

Your Policy and any Riders will provide a list of all guaranteed Policy charges. For any given charge, we may charge less than these amounts, but we will never charge more than these guaranteed amounts. Any lesser charge will apply uniformly to all members of the same Class.

We may profit from Policy charges and may use these profits for any lawful purpose such as the payment of distribution and administrative expenses.

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There are no Monthly Deductions after the Monthly Deduction End Date.

Cost of Insurance Charge

This Cost of Insurance Charge is for providing you with life insurance protection. It is based upon the cost of insurance rates of each Coverage Layer and a Net Amount At Risk.

The Net Amount At Risk used for calculating cost of insurance charges is determined on the Monthly Payment Date as:

• The Death Benefit under the policy divided by the Net Amount At Risk Factor of 1.0016516

• Less the Accumulated Value

If your policy has multiple Coverage Layers, the Net Amount at Risk is proportional to each Coverage Layer based upon the Face Amount of the Coverage Layer.

There are maximum or guaranteed cost of insurance rates associated with each Coverage Layer. These rates are shown in your Policy Specifications or in any Supplemental Schedule of Coverage that we provide.

The guaranteed rates include the insurance risks associated with insuring one person. They are calculated using 2001 Commissioners Standard Ordinary Mortality Tables. The cost of insurance rates take into consideration the Age and gender of the Insured unless unisex rates are required. Unisex cost of insurance rates are based on gender-blended tables. Unisex rates are used for Policies issued in the state of Montana. They are also used when a Policy is owned by an employer in connection with employment-related or benefit programs.

How we calculate cost of insurance
We calculate cost of insurance by multiplying the current cost of insurance rate by a Net Amount At Risk at the beginning of each Policy month.

The Net Amount At Risk used in the cost of insurance calculation is the difference between a discounted Death Benefit that would be payable if the Insured died and the Accumulated Value of your Policy at the beginning of the Policy month before the monthly charge is due.

First, we calculate the total Net Amount At Risk for your Policy in two steps:
• Step 1: we divide the Death Benefit that would be payable at the beginning of the Policy month by 1.0016516.
• Step 2: we subtract your Policy’s Accumulated Value at the beginning of the Policy month from the amount we calculated in Step 1.
Next, we allocate the Net Amount At Risk in proportion to the Face Amount of all Coverage Layers, and each increase that’s In Force as of your Monthly Payment Date.
We then multiply the amount of each allocated Net Amount At Risk by the cost of insurance rate for each Coverage Layer. The sum of these amounts is your cost of insurance charge.

Premiums, Net Premiums, Policy fees and charges, withdrawals, investment performance and fees and expenses of the underlying portfolios may affect your Net Amount At Risk, depending on the Death Benefit Option you choose or if your Death Benefit under the Policy is the Minimum Death Benefit.

Administrative charge

We deduct a charge not to exceed $10.00 a month to help cover the costs of administering and maintaining our Policies. We guarantee that this charge will not increase.

Coverage charge for Basic Life Coverage

We deduct a Coverage charge every month to help cover the costs of distributing our Policies. Like other Policy charges, we may profit from the Coverage charge and may use these profits for any lawful purpose, such as the payment of administrative costs.

Each Basic Life Coverage Layer has its own Coverage charge. The amount deducted monthly is the sum of the Coverage charges calculated for each Coverage Layer in effect.

The Coverage charge for your Policy at issue is calculated based on the Age and Risk Class of the Insureds and the Death Benefit Option you elect and multiplied by the initial Face Amount of your Policy.

Additional Coverage Layers will have a Coverage charge calculated based on the same criteria, all as of the effective date of the Coverage Layer. We will specify the charge in a supplemental schedule of benefits at the time the new Coverage Layer goes into effect. We will apply the charge for each Coverage Layer from the day that Coverage Layer goes into effect. If you decrease your Policy’s Face Amount, the Coverage charge will remain the same.

The guaranteed Coverage charge per $1,000 for each Coverage Layer will remain level for 20 years, after which it will change and then will remain at the new level amount until the Monthly Deduction End Date. We may charge less than the guaranteed rate. The guaranteed Coverage charges will vary in the states of California and Florida as shown in the Coverage charge section of APPENDIX B: State Law Variations. The guaranteed Coverage charges for your Policy will be shown in your Policy Specifications.

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An example
For a Policy that insures a male non-smoker Age 56 and a female non-smoker Age 53 when the Policy is issued, with a Basic Face Amount of $1,000,000:
The guaranteed Coverage charge is $421.50 for years 1-20 and $252.90 thereafter. The current Coverage charge is $421.50 for the first 10 years and $0.00 thereafter.

The Coverage charge is $0 on and after the Monthly Deduction End Date.

Charges for optional riders

If you add any Riders to your Policy, we add any charges for them to your monthly charge.

Monthly Indexed Account Charge

We assess an additional charge every month for amounts in each of the Indexed Fixed Options. The charge is added to the Monthly Deduction assessed against the Policy’s Accumulated Value. The charge is calculated by multiplying the Indexed Account Charge Rate, as shown in the FEE TABLES (guaranteed maximum annual rate of 0.30% (0.025% monthly)), to the value of the Indexed Fixed Options as of the Monthly Payment Date.

Indexed Fixed Options	Monthly Indexed Account Charge
1 - Year Indexed Account	0.025% of Indexed Account value
1 - Year High-Par Indexed Account	0.025% of Indexed Account value

An example:

• For a Policy with $10,000 in the 1 - Year Indexed Account, the maximum monthly Indexed Account charge is:

($10,000 × 0.025%) = $2.50

See YOUR INVESTMENT OPTIONS – Indexed Fixed Options – Segment Value Changes.

Lapsing and Reinstatement

There is no guarantee that your Policy will not lapse even if you pay your planned periodic premium. Your Policy will lapse if there is not enough Accumulated Value, after subtracting any Policy Debt, to cover the monthly charge on the day we make the deduction.

Your Policy’s Accumulated Value is affected by the following:

• loans or withdrawals you make from your Policy

• certain Rider benefits paid from your Policy

• not making planned periodic premium payments

• the performance of your Investment Options

• charges under the Policy.

If your Policy’s Accumulated Value less Policy Debt is not enough to pay the total monthly charge, your policy will enter its Grace Period. We deduct the amount that is available and send you, and anyone you have assigned your Policy to, a notice telling you the amount to pay to keep your Policy In Force. The minimum amount you must pay to keep your Policy In Force is equal to three times the monthly charge that was due on the Monthly Payment Date when there was not enough Accumulated Value to pay the charge, plus premium load. For more information regarding payment due to keep your Policy In Force, please contact our Life Insurance Division.

We will give you a Grace Period of 61 days from the date we send the notice to pay sufficient premium to keep your Policy In Force. Your Policy will remain In Force during the Grace Period.

If we do not receive your payment within the Grace Period, your Policy will lapse with no value. This means we will end your life insurance Coverage.

If you make the minimum payment

If we receive your payment within the Grace Period, we will allocate your Net Premium on the day it is received to the Investment Options you have chosen and deduct the monthly charge from your Investment Options in proportion to the Accumulated Value you have in each Investment Option at the next policy monthly payment date.

If your Policy is in danger of lapsing and you have Policy Debt, you may find that making the minimum payment would cause the total premiums paid to exceed the maximum amount for your Policy’s Face Amount under tax laws. In that situation, we will not accept the portion of your payment that would exceed the maximum amount. To stop your Policy from lapsing, you will have to repay a portion of your Policy Debt.

Remember to tell us if your payment is a premium payment. Otherwise, we will treat it as a loan repayment.

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How to avoid future lapsing

To stop your Policy from lapsing in the future, you may want to make larger or more frequent premium payments if tax laws permit it. Or if you have a Policy loan, you may want to repay a portion of it.

Paying Death Benefit Proceeds during the Grace Period

If the Survivor dies during the Grace Period, we will pay Death Benefit Proceeds to your Beneficiary. We will reduce the payment by any unpaid monthly charges and any Policy Debt.

Reinstating a lapsed Policy

If your Policy lapses, you have three years from the end of the Grace Period to apply for a reinstatement. We will consider your reinstatement request if you send us the following:

• a written application

• evidence satisfactory to us that the Insured is still insurable

• a Premium payment sufficient to:

• cover all unpaid monthly charges and Policy loan interest that were due in the Grace Period, and

• keep your Policy In Force for three months after the day your Policy is reinstated.

We will reinstate your Policy as of the first Monthly Payment Date on or after the day we approve the reinstatement. When we reinstate your Policy, its Accumulated Value will be the same as it was on the day your Policy lapsed. We will allocate the Accumulated Value according to your most recent premium allocation instructions.

At reinstatement:

• Surrender charges and Policy charges other than Cost of Insurance charges for Basic Life Coverage under this Policy will resume on their schedule as of the Monthly Payment Date when lapse occurred.

• Cost of Insurance Charges will be calculated using Cost of Insurance Rates that resume their original schedule as if lapse had never occurred, reflecting the Insured’s Age at reinstatement and policy duration measured from the original Policy Date.

Reinstating a lapsed Policy with Policy Debt

If there was a Policy loan at the time of lapse, upon reinstatement we will eliminate the loan by deducting any Policy Debt from the Accumulated Value. Any negative Accumulated Value will be due in addition to sufficient premium at the time of reinstatement.

No-Lapse Guarantee Riders

Subject to state availability, if you meet certain requirements, your Policy may have a Flexible Duration No-Lapse Guarantee Rider or a Short-Term No-Lapse Guarantee Rider. These Riders may continue your Policy if it would otherwise lapse. For more information, please see POLICY BENEFITS – Optional Riders and Benefits.

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YOUR INVESTMENT OPTIONS

This section tells you about the Investment Options available under your Policy and how they work.

We put your Net Premium in our General Account and Separate Account. We own the assets in our accounts and allocate your Net Premiums, less any charges, to the Investment Options you have chosen. Amounts allocated to any available Fixed Options or Indexed Fixed Options are held in our General Account. Amounts allocated to the Variable Investment Options are held in our Separate Account. You will find information about when we allocate Net Premiums to your Investment Options in HOW PREMIUMS WORK.

You choose your initial Investment Options on your application. If you choose more than one Investment Option, you must tell us the dollar amount or percentage you want to allocate to each Investment Option. You can change your premium allocation instructions at any time.

You can change your premium allocation instructions by writing or sending a fax. If we have your completed telephone and electronic authorization on file, you can call us at (800) 347-7787 or submit a request electronically. Or you can ask your life insurance producer to contact us. You will find more information regarding telephone and electronic instructions in POLICY BASICS.

The Investment Options you choose, and how they perform, will affect your Policy’s Accumulated Value and may affect the Death Benefit. Please review the Investment Options carefully. You may ask your life insurance producer to help you choose the right ones for your goals and tolerance for risk. Any financial firm or representative you engage to provide advice and/or make transfers for you is not acting on our behalf. We are not responsible for any investment decisions or allocations you make, recommendations such financial representatives make or any allocations or specific transfers they choose to make on your behalf. Some broker-dealers may not allow or may limit the amount you may allocate to certain Investment Options. Work with your life insurance producer to help you choose the right Investment Options for your investment goals and risk tolerance. Make sure you understand any costs you may pay directly and indirectly on your Investment Options because they will affect the value of your Policy.

Variable Investment Options

The following charts are summaries of the Fund portfolios. You will find detailed descriptions of the portfolios in each Fund prospectus. There’s no guarantee that a portfolio will achieve its investment objective. You should read each Fund prospectus carefully before investing.

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)	INVESTMENT GOAL	PORTFOLIO MANAGER
Invesco V.I. International Growth Fund Series II	Long-term growth of capital.	Invesco Advisers, Inc.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER
American Century VP Mid Cap Value Fund Class II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.

AMERICAN FUNDS INSURANCE SERIES	INVESTMENT GOAL	PORTFOLIO MANAGER
American Funds IS Asset Allocation Fund Class 4	Seeks to provide high total returns (including income and capital gains) consistent with preservation of capital over long term.	Capital Research and Management CompanySM

American Funds IS Growth Fund Class 4	Seeks to provide growth of capital.	Capital Research and Management CompanySM

American Funds IS Growth-Income Fund Class 4	Seeks to provide long-term growth of capital and income.	Capital Research and Management CompanySM

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BLACKROCK VARIABLE SERIES FUNDS, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER
BlackRock Basic Value V.I. Fund Class III	Seeks capital appreciation and, secondarily, income.	BlackRock Advisors, LLC
BlackRock Global Allocation V.I. Fund Class III	Seeks high total investment return.	BlackRock Advisors, LLC

BlackRock iShares® Alternative Strategies V.I. Fund Class I	Seeks to achieve long term growth of capital and risk adjusted returns.	BlackRock Advisors, LLC

BlackRock iShares® Dynamic Allocation V.I. Fund Class I	Seeks to provide total return.	BlackRock Advisors, LLC

DREYFUS VARIABLE INVESTMENT FUND	INVESTMENT GOAL	PORTFOLIO MANAGER
Dreyfus VIF Appreciation Portfolio Service Shares	Seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.	The Dreyfus Corporation

FIDELITY® VARIABLE INSURANCE PRODUCTS FUNDS	INVESTMENT GOAL	PORTFOLIO MANAGER
Fidelity® VIP Contrafund® Portfolio Service Class 2	Seeks long-term capital appreciation.	Fidelity Management & Research Co., Inc.
Fidelity® VIP Freedom 2010 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research Co., Inc.
Fidelity® VIP Freedom 2015 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research Co., Inc.
Fidelity® VIP Freedom 2020 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research Co., Inc.
Fidelity® VIP Freedom 2025 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research Co., Inc.
Fidelity® VIP Freedom 2030 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research Co., Inc.
Fidelity® VIP Freedom 2035 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research Co., Inc.
Fidelity® VIP Freedom 2045 PortfolioSM Service Class 2	Seeks high total return. (Principal preservation as the fund approaches its target date and beyond is of secondary importance.)	Fidelity Management & Research Co., Inc.
Fidelity® VIP Freedom Income PortfolioSM Service Class 2	Seeks high total return. (Principal preservation is of secondary importance.)	Fidelity Management & Research Co., Inc.
Fidelity® VIP Government Money Market Portfolio Service Class	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity Management & Research Co., Inc.

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FIDELITY® VARIABLE INSURANCE PRODUCTS FUNDS	INVESTMENT GOAL	PORTFOLIO MANAGER
Fidelity® VIP Growth Portfolio Service Class 2	Seeks capital appreciation.	Fidelity Management & Research Co., Inc.
Fidelity® VIP Mid Cap Portfolio Service Class 2	Seeks long-term growth of capital.	Fidelity Management & Research Co., Inc.
Fidelity® VIP Value Strategies Portfolio Service Class 2	Seeks capital appreciation.	Fidelity Management & Research Co., Inc.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER
Templeton Foreign VIP Fund Class 2	Long-term capital growth.	Templeton Investment Counsel, LLC
Templeton Global Bond VIP Fund Class 2	High current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Franklin Advisers, Inc.

JANUS ASPEN SERIES	INVESTMENT GOAL	PORTFOLIO MANAGER

Janus Henderson Enterprise Portfolio Service Shares	Long-term growth of capital.	Janus Capital Management LLC
Janus Henderson Overseas Portfolio Service Shares	Long-term growth of capital.	Janus Capital Management LLC

LAZARD RETIREMENT SERIES, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER
Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Class	Seeks total return.	Lazard Asset Management LLC

Lazard Retirement International Equity Portfolio Service Class	Seeks long-term capital appreciation.	Lazard Asset Management LLC

Lazard Retirement US Strategic Equity Portfolio Service Class	Seeks long-term capital appreciation.	Lazard Asset Management LLC

LEGG MASON PARTNERS VARIABLE EQUITY TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER
ClearBridge Variable Aggressive Growth Portfolio – Class II	Seeks capital appreciation.	Legg Mason Partners Fund Advisor, LLC
ClearBridge Variable Mid Cap Portfolio – Class II	Seeks long-term growth of capital.	Legg Mason Partners Fund Advisor, LLC

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LEGG MASON PARTNERS VARIABLE INCOME TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER
Western Asset Variable Global High Yield Bond Portfolio – Class II	Seeks to maximize total return.	Legg Mason Partners Fund Advisor, LLC

LORD ABBETT SERIES FUND, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER

Lord Abbett Bond Debenture Portfolio Class VC	Seeks to deliver high current income and long-term growth of capital by investing primarily in a variety of fixed income securities and select equity-related securities.	Lord Abbett & Co. LLC
Lord Abbett Developing Growth Portfolio Class VC	Seeks to deliver long-term growth of capital by investing primarily in stocks of small U.S. companies.	Lord Abbett & Co. LLC
Lord Abbett Fundamental Equity Portfolio Class VC	Seeks to deliver long-term growth of capital by investing primarily in stocks of U.S. companies.	Lord Abbett & Co. LLC
Lord Abbett Total Return Portfolio Class VC

Seeks to deliver current income and the opportunity for capital appreciation by investing primarily in U.S. investment grade corporate, government, and mortgage- and asset-backed securities, with select allocations to high yield and foreign debt securities.

Lord Abbett & Co. LLC

MFS VARIABLE INSURANCE TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER
MFS® New Discovery Series –Service Class	Seeks capital appreciation.	Massachusetts Financial Services Company
MFS® Utilities Series – Service Class[1]	Seeks total return.	Massachusetts Financial Services Company
MFS® Value Series – Service Class	Seeks capital appreciation.	Massachusetts Financial Services Company

M FUND	INVESTMENT GOAL	PORTFOLIO MANAGER
M Capital Appreciation Fund	Seeks to provide maximum capital appreciation.	Frontier Capital Management Company, LLC
M International Equity Fund	Seeks to provide long-term capital appreciation.	Northern Cross, LLC
M Large Cap Growth Fund	Seeks to provide long-term capital appreciation.	DSM Capital Partners LLC
M Large Cap Value Fund	Seeks to provide long-term capital appreciation.	AJO, LP

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER

Neuberger Berman Sustainable Equity Portfolio Class I (formerly called Neuberger Berman Socially Responsive Portfolio)	Seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund’s financial criteria and social policy.	Neuberger Berman Investment Advisers LLC

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OPPENHEIMER VARIABLE ACCOUNT FUNDS	INVESTMENT GOAL	PORTFOLIO MANAGER

Oppenheimer Global Fund/VA Service Shares	Seeks capital appreciation.	OFI Global Asset Management, Inc.
Oppenheimer Main Street Small Cap Fund®/VA Non-Service Shares	Seeks capital appreciation.	OFI Global Asset Management, Inc.

PACIFIC SELECT FUND	INVESTMENT GOAL	MANAGER
All Portfolios offered are Class I unless otherwise noted below.
Comstock Portfolio	Seeks long-term growth of capital.	Invesco Advisers, Inc.
Core Income Portfolio	Seeks a high level of current income; capital appreciation is of secondary importance.	Pacific Asset Management
Currency Strategies Portfolio	Seeks to provide total return.	UBS Asset Management (Americas) Inc. & Macro Currency Group

Developing Growth Portfolio* *Effective May 1, 2014, transfer requests and future premium allocations designated to the Developing Growth investment option will no longer be accepted.	Seeks capital appreciation; no consideration is given to income.	Lord, Abbett & Co. LLC

PSF DFA Balanced Allocation Portfolio Class D	Seeks long-term growth of capital and low to moderate income.	Pacific Life Fund Advisors LLC
Diversified Alternatives Portfolio	Seeks to provide total return.	Pacific Life Fund Advisors LLC
Diversified Bond Portfolio	Seeks to maximize total return consistent with prudent investment management.	Western Asset Management Company
Dividend Growth Portfolio	Seeks dividend income and long-term capital appreciation.	T. Rowe Price Associates, Inc.
Emerging Markets Debt Portfolio	Seeks to maximize total return consistent with prudent investment management.	Ashmore Investment Management Limited
Emerging Markets Portfolio	Seeks long-term growth of capital.	OppenheimerFunds, Inc.
Equity Index Portfolio	Seeks investment results that correspond to the total return of common stocks that are publicly traded in the U.S.	BlackRock Investment Management, LLC
Equity Long/Short Portfolio	Seeks capital appreciation.	AQR Capital Management, LLC
Floating Rate Income Portfolio	Seeks a high level of current income.	Pacific Asset Management
Floating Rate Loan Portfolio	Seeks a high level of current income.	Eaton Vance Investment Managers
Focused Growth Portfolio	Seeks long-term growth of capital.	Janus Capital Management LLC
Global Absolute Return Portfolio	Seeks to provide total return.	Eaton Vance Investment Managers
Growth Portfolio	Seeks long-term growth of capital.	MFS Investment Management
Health Sciences Portfolio	Seeks long-term growth of capital.	BlackRock Investment Management, LLC
High Yield Bond Portfolio	Seeks a high level of current income.	Pacific Asset Management

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PACIFIC SELECT FUND	INVESTMENT GOAL	MANAGER
Inflation Managed Portfolio	Seeks to maximize total return consistent with prudent investment management.	Pacific Investment Management Company LLC

Inflation Strategy Portfolio	Seeks to maximize total return consistent with prudent investment management.	Barings LLC

International Large-Cap Portfolio	Seeks long-term growth of capital.	MFS Investment Management
International Small-Cap Portfolio	Seeks long-term growth of capital.	QS Investors, LLC
International Value Portfolio

Seeks long-term capital appreciation primarily through investment in equity securities of corporations domiciled in countries with developed economies and markets other than the U.S. Current income from dividends and interest will not be an important consideration.

Wellington Management Company LLP
Large-Cap Growth Portfolio	Seeks long-term growth of capital; current income is of secondary importance.	BlackRock Investment Management, LLC
Large-Cap Value Portfolio	Seeks long-term growth of capital; current income is of secondary importance.	ClearBridge Investments, LLC
Long/Short Large-Cap Portfolio	Seeks above-average total returns.	J.P. Morgan Investment Management Inc.

As previously supplemented on February 28, 2018, the Long/Short Large-Cap Portfolio will be reorganized and transferred to the Main Street® Core Portfolio on or about June 28, 2018 (the “Transfer Date”). For 30 calendar days before the Transfer Date and for 30 calendar days after the Transfer Date, you may make a one-time transfer of all or a portion of the Accumulated Value you have in the Long/Short Large-Cap Portfolio or in the Main Street® Core Portfolio, as applicable, to any other available Investment Option without the transfer counting towards the twenty-five (25) transfers permitted each calendar year. All other transfers are subject to the limitations as described in this Prospectus.  Unless you instruct us otherwise, after the Transfer Date any outstanding instruction you have on file with us that designates the Long/Short Large-Cap Portfolio will be deemed an instruction for the Main Street® Core Portfolio. Any references to the Long/Short Large-Cap Portfolio are deleted from this Prospectus after the Transfer Date.

Main Street® Core Portfolio	Seeks long-term growth of capital and income.	OppenheimerFunds, Inc.
Managed Bond Portfolio	Seeks to maximize total return consistent with prudent investment management.	Pacific Investment Management Company LLC
Mid-Cap Equity Portfolio	Seeks capital appreciation.	Scout Investments, Inc.
Mid-Cap Growth Portfolio	Seeks long-term growth of capital.	Ivy Investment Management Company
Mid-Cap Value Portfolio	Seeks long-term growth of capital.	Boston Partners Global Investors, Inc.
Pacific Dynamix – Conservative Growth Portfolio	Seeks current income and moderate growth of capital.	Pacific Life Fund Advisors LLC
Pacific Dynamix – Growth Portfolio	Seeks moderately high, long-term growth of capital with low, current income.	Pacific Life Fund Advisors LLC
Pacific Dynamix – Moderate Growth Portfolio	Seeks long-term growth of capital and low to moderate income.	Pacific Life Fund Advisors LLC
Portfolio Optimization Aggressive-Growth Portfolio	Seeks high, long-term capital appreciation.	Pacific Life Fund Advisors LLC
Portfolio Optimization Conservative Portfolio	Seeks current income and preservation of capital.	Pacific Life Fund Advisors LLC
Portfolio Optimization Growth Portfolio	Seeks moderately high, long-term capital appreciation with low, current income.	Pacific Life Fund Advisors LLC
Portfolio Optimization Moderate Portfolio	Seeks long-term growth of capital and low to moderate income.	Pacific Life Fund Advisors LLC

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PACIFIC SELECT FUND	INVESTMENT GOAL	MANAGER
Portfolio Optimization Moderate-Conservative Portfolio	Seeks current income and moderate growth of capital.	Pacific Life Fund Advisors LLC

Real Estate Portfolio	Seeks current income and long-term capital appreciation.	Principal Real Estate Investors LLC

Short Duration Bond Portfolio	Seeks current income; capital appreciation is of secondary importance.	T. Rowe Price Associates, Inc.
Small-Cap Equity Portfolio	Seeks long-term growth of capital.	Franklin Advisory Services, LLC & BlackRock Investment Management, LLC
Small-Cap Index Portfolio	Seeks investment results that correspond to the total return of an index of small-capitalization companies.	BlackRock Investment Management, LLC
Small-Cap Value Portfolio	Seeks long-term growth of capital.	AllianceBernstein L.P.
Technology Portfolio	Seeks long-term growth of capital.	MFS Investment Management
Value Advantage Portfolio	Seeks to provide long-term total return from a combination of income and capital gains.	J.P. Morgan Investment Management Inc.

PIMCO VARIABLE INSURANCE TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER

PIMCO Global Multi-Asset Managed Allocation Portfolio – Advisor Class	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Bloomberg Barclays U.S. Aggregate Index.	Pacific Investment Management Company, LLC
PIMCO Income Portfolio – Administrative Class	Seeks to maximize current income. Long-term capital appreciation is a secondary objective.	Pacific Investment Management Company, LLC

ROYCE CAPITAL FUND	INVESTMENT GOAL	PORTFOLIO MANAGER
Royce Micro-Cap Portfolio Service Class	Long-term growth of capital.	Royce & Associates, LP

STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER
State Street Total Return V.I.S. Fund Class 3	Highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk.	SSGA Funds Management, Inc.

T. ROWE PRICE EQUITY SERIES, INC.	INVESTMENT GOAL	PORTFOLIO MANAGER

T. Rowe Price Blue Chip Growth Portfolio – II	Seeks to provide long-term capital growth. Income is a secondary objective.	T. Rowe Price Associates, Inc.
T. Rowe Price Equity Income Portfolio – II	Seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.	T. Rowe Price Associates, Inc.

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VANECK VIP TRUST	INVESTMENT GOAL	PORTFOLIO MANAGER
VanEck VIP Global Hard Assets Fund Initial Class[2]	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.	Van Eck Associates Corporation

1 Issuers in the utilities industry include issuers engaged in the manufacture, production, generation, transmission, sale or distribution of electric, gas or other types of energy, and issuers engaged in telecommunications, including wireless, telephone, and cable (but not engaged in public broadcasting).

2 Hard Assets include precious metals (including gold), base and industrial metals, energy, natural resources and other commodities. A hard assets company is a Company that derives directly or indirectly, at least 50% of its revenues from exploration, development, production, distribution or facilitation of processes relating to hard assets.

The Investment Adviser

American Century Investment Management, Inc. is the investment adviser of the American Century Variable Portfolios, Inc.

Capital Research and Management CompanySM is the investment adviser of the American Funds Insurance Series.

BlackRock Advisors, LLC is the investment adviser for the BlackRock Variable Series Funds, Inc.

The Dreyfus Corporation is the investment adviser of the Dreyfus Variable Investment Fund. The Fund’s sub-adviser is Fayez Sarofim & Co.

Fidelity Management & Research Co., Inc. is the investment adviser of the Fidelity® Variable Insurance Products Funds.

Franklin Advisers, Inc. is the investment adviser for the Templeton Global Bond VIP Fund portfolio. Templeton Investment Counsel, LLC is the investment adviser for the Templeton Foreign VIP Fund portfolio.

Invesco Advisers, Inc. is the investment adviser of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

Janus Capital Management LLC is the investment adviser of the Janus Aspen Series.

Lazard Asset Management LLC is the investment manager of the Lazard Retirement Series, Inc.

Legg Mason Partners Fund Advisor, LLC is the investment manager of the Legg Mason Partners Variable Equity Trust and the Legg Mason Partners Variable Income Trust.

Lord, Abbett & Co. LLC is the investment adviser of the Lord Abbett Series Fund, Inc.

Massachusetts Financial Services Company is the investment adviser of the MFS Variable Insurance Trust.

M Financial Investment Advisers Inc. (“MFIA”) is the investment adviser to the M Funds, and has retained other firms to manage the M Fund portfolios. The MFIA and M Fund’s Board of Directors oversee the management of all of the M Fund portfolios.

Neuberger Berman Investment Advisers LLC is the investment manager of the Neuberger Berman Advisers Management Trust.

OFI Global Asset Management, Inc. is the investment adviser of the Oppenheimer Variable Account Funds. The Fund’s sub-adviser is OppenheimerFunds, Inc.

Pacific Investment Management Company, LLC is the investment adviser of the PIMCO Variable Insurance Trust.

Pacific Life Fund Advisors LLC (PLFA), a subsidiary of Pacific Life Insurance Company, is the investment adviser for the Pacific Select Fund. PLFA and the Pacific Select Fund’s Board of Trustees oversee the management of all the Pacific Select Fund’s Portfolios, and PLFA also manages certain portfolios directly. PLFA also does business under the name “Pacific Asset Management” and manages certain Pacific Select Fund Portfolios under that name.

Royce & Associates, LP is the investment adviser of the Royce Capital Fund.

SSGA Funds Management, Inc. is the investment adviser of the State Street Variable Insurance Series Funds, Inc.

T. Rowe Price Associates, Inc. is the investment manager of the T. Rowe Price Equity Series, Inc.

Van Eck Associates Corporation is the investment adviser of the VanEck VIP Trust.

We are not responsible for the operation of the underlying Funds or any of their portfolios. We also are not responsible for ensuring that the underlying Funds and their portfolios comply with any laws that apply.

Calculating unit values

When you choose a Variable Investment Option, we credit your Policy with accumulation units. The number of units we credit equals the amount we have allocated divided by the unit value of the Variable Account. Similarly, the number of accumulation units in your Policy will be reduced when you make a transfer, withdrawal or loan from a Variable Investment Option, and when your monthly charges are deducted.

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An example

You ask us to allocate $6,000 to the Inflation Managed Investment Option on a Business Day. At the end of that day, the unit value of the Variable Account is $15. We will credit your Policy with 400 units ($6,000 divided by $15).

The value of an accumulation unit is the basis for all financial transactions relating to the Variable Investment Options. The value of an accumulation unit is not the same as the value of a share in the underlying portfolio. We calculate the unit value for each Variable Account once every Business Day, usually at or about 4:00 p.m. Eastern time.

Generally, for any transaction, we will use the next unit value calculated after we receive your Written Request. If we receive your Written Request before the time of the close of the New York Stock Exchange, which is usually 4:00 p.m. Eastern time, on a Business Day, we will use the unit value calculated as of the end of that Business Day. If we receive your request at or after the time of the close of the New York Stock Exchange on a Business Day, we will use the unit value calculated as of the end of the next Business Day.

If a scheduled transaction falls on a day that is not a Business Day, we will process it as of the end of the next Business Day. For your monthly charge, we will use the unit value calculated on your Monthly Payment Date. If your Monthly Payment Date does not fall on a Business Day, we will use the unit value calculated as of the end of the next Business Day. For information about timing of transactions, see POLICY BASICS.

The unit value calculation is based on the following:

• the investment performance of the underlying portfolio

• any dividends or distributions paid by the underlying portfolio

• any charges for any taxes that are, or may become, associated with the operation of the Variable Account.

The unit value of a Variable Account will change with the value of its corresponding portfolio. Changes in the unit value of a Variable Account will not change the number of accumulation units credited to your Policy. For unit values please go to www.pacificlife.com.

Fees and expenses paid by the Funds

Each Fund pays advisory fees, any service and distribution (12b-1) fees, and other expenses. These fees and expenses are deducted from the assets of the Fund’s portfolios and may vary from year to year. They are not fixed and are not part of the terms of your Policy. You will find more about Fund fees and expenses in FEE TABLES and in each Fund’s prospectus. If you choose a Variable Investment Option, these fees and expenses affect you indirectly because they reduce portfolio returns. Each Fund is governed by its own Board of Trustees or Board of Directors.

Fixed Options

You can also choose from two Fixed Options: the Fixed Account and the Fixed LT Account. The Fixed Options provide a guaranteed minimum annual rate of interest. The amounts allocated to the Fixed Options and the Indexed Fixed Options are held in our General Account. For more information about the General Account, see ABOUT PACIFIC LIFE.

Here are some things you need to know about the Fixed Options:

• Accumulated Value allocated to the Fixed Options earns interest on a daily basis, using a 365-day year. Our minimum annual interest rate is 2.00%.

• We may offer a higher annual interest rate on the Fixed Options. If we do, we will guarantee the higher rate until your next Policy Anniversary.

• There are no investment risks or direct charges. Policy charges still apply.

• There are limitations on when and how much you can transfer from the Fixed Options. These limitations are described below, in YOUR INVESTMENT OPTIONS – Transferring Among Investment Options. It may take several Policy Years to transfer your Accumulated Value out of either of the Fixed Options.

• We reserve the right to limit aggregate allocations to the Fixed Options during the most recent 12 months for all Pacific Life policies in which you have an ownership interest or to which payments are made by a single payor, to $1,000,000. Any allocations in excess of these limits will be allocated to your other Investment Options according to your most recent instructions. We may increase the limits at any time at our sole discretion. To find out if higher limits are in effect, ask your life insurance producer or contact us.

• We have not registered the Fixed Options with the SEC. Disclosures regarding the Fixed Options, however, are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

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Indexed Fixed Options

We have not registered the Indexed Fixed Options with the SEC. Disclosures regarding the Indexed Fixed Options, however, are subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Pacific Life believes that the Policies are in substantial compliance with the conditions set forth in Section 989J(a)(1)-(3) of the Dodd-Frank Wall Street Reform and Consumer Protection Act. The Indexed Fixed Options qualify for an exemption from registration under the federal securities laws because, as a Pacific Life General Account investment option, its value does not vary according to the performance of a separate account. In addition, the products in which the Indexed Fixed Options are offered satisfy standard non-forfeiture laws. Accordingly, the Company has a reasonable basis for concluding that the Indexed Fixed Options provide sufficient guarantees of principal and interest through the Company’s General Account to qualify under Section 3(a)(8).

The Indexed Fixed Options are held in our General Account. Currently, there are two Indexed Fixed Options, the 1-Year Indexed Account and the 1-Year High Par Indexed Account.

Here is a summary comparing both Indexed Fixed Options
	1-year Indexed Account	1-year High Par Indexed Account
Index	S&P 500® Index	S&P 500® Index
Segment Term	1 year	1 year
Indexed Fixed Option Charge	0.025%/month	0.025%/month
Current Participation Rate	100%	150%
Cumulative Segment Guaranteed Interest Rate	1%	1%
Guaranteed Minimum Participation Rate	100%	140%
Guaranteed Minimum Growth Cap	3%	2%
Segment Guaranteed Interest Rate	1%	1%

Allocations to the Indexed Fixed Options are made first to the Fixed Account and transferred to the Indexed Fixed Options on the next Segment Start Date. If you surrender your Policy prior to segment maturity, you will forfeit any Segment Indexed Interest. We reserve the right to add additional Indexed Fixed Options or to cease offering one or more of the Indexed Fixed Options at any time. We will notify you of any change at your address on file with us.

You may also allocate all or part of your Net Premium and your Accumulated Value to the Indexed Fixed Options if certain conditions are met. Accumulated Value in the Indexed Fixed Options is divided into Segments. We create a separate Segment for each allocation to an Indexed Fixed Option. Allocations to the Indexed Fixed Options are made first to the Fixed Account and transferred from the Fixed Account to an Indexed Fixed Option on the next Segment Start Date (currently the 15th of each month). Each Segment represents Accumulated Value transferred from the Fixed Account to the Indexed Fixed Options on a Segment Start Date.

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We credit interest on Accumulated Value in the Indexed Fixed Options in two ways. One way is that at the end of a one-year period (the Segment Maturity), we credit interest based in part on any positive change in the S&P 500® Index1, excluding dividends.2 This positive change, however, is limited by the Growth Cap (as discussed below, the Growth Cap includes the Cumulative Segment Guaranteed Interest Rate). The other way, is that on each Business Day we credit interest on Accumulated Value in any Segment based on a minimum interest rate, 1% annually for both of the Indexed Fixed Options (the Cumulative Segment Guaranteed Interest Rate, as shown in the Policy Specifications). Generally, a portion of the total return on investments in the securities that underlie the S&P 500® are investment dividends. However, allocations to the 1-Year Indexed Account and 1-Year High Par Indexed Account will not receive the portion of total returns attributable to dividends, so that the index’s performance will be less than that of the securities underlying the S&P 500® Index. We refer to the total interest we credit to a Segment as the Total Interest Credited.

The following examples are not intended to serve as projections of future investment returns nor are they a reflection of how your Policy will actually perform.

1 The S&P 500 Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and has been licensed for use by Pacific Life Insurance Company. Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Pacific Life Insurance Company. It is not possible to invest directly in an index. Pacific Life Insurance Company’s Product(s) are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the Pacific Life Insurance Company’s Product(s) or any member of the public regarding the advisability of investing in securities generally or in Pacific Life Insurance Company’s Product(s) particularly or the ability of the S&P 500 Index to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to Pacific Life Insurance Company with respect to the S&P 500 Index is the licensing of the Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500 Index is determined, composed and calculated by S&P Dow Jones Indices without regard to Pacific Life Insurance Company or the Pacific Life Insurance Company’s Product(s). S&P Dow Jones Indices have no obligation to take the needs of Pacific Life Insurance Company or the owners of Pacific Life Insurance Company’s Product(s) into consideration in determining, composing or calculating the S&P 500 Index. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of Pacific Life Insurance Company’s Product(s) or the timing of the issuance or sale of Pacific Life Insurance Company’s Product(s) or in the determination or calculation of the equation by which Pacific Life Insurance Company’s Product(s) is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of Pacific Life Insurance Company’s Product(s). There is no assurance that investment products based on the S&P 500 Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

NEITHER S&P DOW JONES INDICES NOR THIRD PARTY LICENSOR GUARANTEES THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY PACIFIC LIFE INSURANCE COMPANY, OWNERS OF THE PACIFIC LIFE INSURANCE COMPANY’S PRODUCT(S), OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND PACIFIC LIFE INSURANCE COMPANY, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

2 The Standard & Poor’s 500® Index (“S&P 500®”) is an unmanaged index that covers 500 industrial, utility, transportation, and financial companies of the U.S. markets.

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Below is a hypothetical example that shows how we currently credit interest to a Segment in the 1-Year Indexed Account.

Assumptions:

• The segment Accumulated Value is $10,000 at the start of the first segment.

• There are no deductions for Policy charges, including the annual 0.30% Indexed Fixed Option Charge (this assumes all charges are deducted from the Fixed Account and/or the Variable Accounts).

• The Growth Cap is 9% for all time periods. (This is a hypothetical Growth Cap for illustrative purposes only.)

• Accumulated Value is reallocated to a new Segment at Segment Maturity.

Segment	Year 1	Year 2	Year 3	Year 4	Year 5
Amount at Start of Segment	10,000.00	10,900.00	11,009.00	11,119.09	11,319.22
Average Segment Monthly Balance	10,000.00	10,900.00	11,009.00	11,119.09	11,319.22
Starting Index Value	1,000.00	1,200.00	1,050.00	1,058.40	1,077.45
Ending Index Value	1,200.00	1,050.00	1,058.40	1,077.45	1,148.56
Index Growth Rate[1]	20.00%	-12.50%	0.80%	1.80%	6.60%
Growth Cap	9%	9%	9%	9%	9%
Participation Rate	100%	100%	100%	100%	100%
Cumulative Segment Guaranteed Interest Rate	1%	1%	1%	1%	1%
Segment Guaranteed Interest	100.00	109.00	110.09	111.19	113.19
Segment Indexed Interest Rate	8.00%	0.00%	0.00%	0.80%	5.60%
Segment Indexed Interest	800.00	0.00	0.00	88.94	633.88
Total Interest Credited over Term	900.00	109.00	110.09	200.13	747.07
Segment Maturity Value	10,900.00	11,009.00	11,119.09	11,319.22	12,066.29

Total Return over Period	20.66%
Annual Return over Period	3.83%

Below is a hypothetical example that shows how we currently credit interest to a Segment in the 1-Year High Par Indexed Account.

Assumptions:

• The segment Accumulated Value is $10,000 at the start of the first segment.

• There are no deductions for Policy charges, including the annual 0.30% Indexed Fixed Option Charge (this assumes all charges are deducted from the Fixed Account and/or the Variable Accounts).

• The Growth Cap is 8% for all time periods. (This is a hypothetical Growth Cap for illustrative purposes only.)

• Accumulated Value is reallocated to a new Segment at Segment Maturity.

Segment	Year 1	Year 2	Year 3	Year 4	Year 5
Amount at Start of Segment	10,000.00	10,800.00	10,908.00	11,038.90	11,336.93
Average Segment Monthly Balance	10,000.00	10,800.00	10,908.00	11,038.90	11,336.93
Starting Index Value	1,000.00	1,200.00	1,050.00	1,058.40	1,077.45
Ending Index Value	1,200.00	1,050.00	1,058.40	1,077.45	1,148.56
Index Growth Rate[1]	20.00%	-12.50%	0.80%	1.80%	6.60%
Growth Cap	8%	8%	8%	8%	8%
Participation Rate	150%	150%	150%	150%	150%
Cumulative Segment Guaranteed Interest Rate	1%	1%	1%	1%	1%
Segment Guaranteed Interest	100.00	108.00	109.08	110.39	113.37
Segment Indexed Interest Rate	7.00%	0.00%	0.20%	1.70%	7.00%
Segment Indexed Interest	700.00	0.00	21.82	187.64	793.58
Total Interest Credited over Term	800.00	108.00	130.90	298.03	906.95
Segment Maturity Value	10,800.00	10,908.00	11,038.90	11,336.93	12,243.88

Total Return over Period	22.44%
Annual Return over Period	4.13%
[1] The performance of the Index reflected in this example is not necessarily an indication or guarantee of how the Index will perform in the future.

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Below is a hypothetical example that shows how we credit interest to a Segment in the 1-Year Indexed Account on a guaranteed basis.

Assumptions:

• The segment Accumulated Value is $10,000 at the start of the first segment.

• There are no deductions for Policy charges, including the annual 0.30% Indexed Fixed Option Charge (this assumes all charges are deducted from the Fixed Account and/or the Variable Accounts).

• The Growth Cap is 3% for all time periods.

• Accumulated Value is reallocated to a new Segment at Segment Maturity.

Segment	Year 1	Year 2	Year 3	Year 4	Year 5
Amount at Start of Segment	10,000.00	10,300.00	10,403.00	10,507.03	10,696.14
Average Segment Monthly Balance	10,000.00	10,300.00	10,403.00	10,507.03	10,696.14
Starting Index Value	1,000.00	1,200.00	1,050.00	1,058.40	1,077.45
Ending Index Value	1,200.00	1,050.00	1,058.40	1,077.45	1,148.56
Index Growth Rate[1]	20.00%	-12.50%	0.80%	1.80%	6.60%
Growth Cap	3%	3%	3%	3%	3%
Participation Rate	100%	100%	100%	100%	100%
Cumulative Segment Guaranteed Interest Rate	1%	1%	1%	1%	1%
Segment Guaranteed Interest	100.00	103.00	104.03	105.07	106.96
Segment Indexed Interest Rate	2.00%	0.00%	0.00%	0.80%	2.00%
Segment Indexed Interest	200.00	0.00	0.00	84.04	213.92
Total Interest Credited over Term	300.00	103.00	104.03	189.11	320.88
Segment Maturity Value	10,300.00	10,403.00	10,507.03	10,696.14	11,017.03

Total Return over Period	10.17%
Annual Return over Period	1.96%

Below is a hypothetical example that shows how we credit interest to a Segment in the 1-Year High Par Indexed Account on a guaranteed basis.

Assumptions:

• The segment Accumulated Value is $10,000 at the start of the first segment.

• There are no deductions for Policy charges, including the annual 0.30% Indexed Fixed Option Charge (this assumes all charges are deducted from the Fixed Account and/or the Variable Accounts).

• The Growth Cap is 2% for all time periods.

• Accumulated Value is reallocated to a new Segment at Segment Maturity.

Segment	Year 1	Year 2	Year 3	Year 4	Year 5
Amount at Start of Segment	10,000.00	10,200.00	10,302.00	10,417.38	10,625.73
Average Segment Monthly Balance	10,000.00	10,200.00	10,302.00	10,417.38	10,625.73
Starting Index Value	1,000.00	1,200.00	1,050.00	1,058.40	1,077.45
Ending Index Value	1,200.00	1,050.00	1,058.40	1,077.45	1,148.56
Index Growth Rate[1]	20.00%	-12.50%	0.80%	1.80%	6.60%
Growth Cap	2%	2%	2%	2%	2%
Participation Rate[2]	140%	140%	140%	140%	140%
Cumulative Segment Guaranteed Interest Rate	1%	1%	1%	1%	1%
Segment Guaranteed Interest	100.00	102.00	103.02	104.17	106.26
Segment Indexed Interest Rate	1.00%	0.00%	0.12%	1.00%	1.00%
Segment Indexed Interest	100.00	0.00	12.36	104.17	106.26
Total Interest Credited over Term	200.00	102.00	115.38	208.35	212.51
Segment Maturity Value	10,200.00	10,302.00	10,417.38	10,625.73	10,838.24

Total Return over Period	8.38%
Annual Return over Period	1.62%

[1] The performance of the Index reflected in this example is not necessarily an indication or guarantee of how the Index will perform in the future.

[2] The guaranteed minimum Participation Rate will never be lower than 140%.

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Segment Indexed Interest is subject to a Growth Cap, which is the highest percentage that will be credited for a one-year period even if the change in the S&P 500® Index is higher. The Growth Cap is subject to change at our discretion, but the Growth Cap percentage is guaranteed never to be lower than 3% for the 1-Year Indexed Account and 2% for the 1-Year High Par Indexed Account. We will declare any change in the current Growth Cap at the start of a Segment Term; the current Growth Cap will remain in effect for that Segment Term. You should contact us or your life insurance producer for information on the current Growth Cap. The guaranteed minimum Participation Rate is 100% for the 1-Year Indexed Account and 140% for the 1-Year High Par Indexed Account.

Here is how it works.

• Segment Creation. A new Segment is created when there is a transfer to the Indexed Fixed Options. The Segment continues until the end of the Segment Term.

• Segment Value Change. The Segment is credited with the Segment Guaranteed Interest and is reduced by Segment Deductions (discussed below).

• Segment Deductions. Over the Segment Term, money may be transferred from the Segments for the Policy’s Monthly Deductions, for withdrawals and for policy loans.

• Segment Indexed Interest. Based in part on any positive change of the Index, additional interest may be credited to the Segment at the end of the Segment Term. It is possible, however, that Segment Indexed Interest will not be greater than zero.

• Segment Maturity. At the end of a Segment Term, the Segment Maturity Value is transferred to a new Segment or to the Fixed Options, based on your instructions.

Important Considerations:

• Net Premiums and Accumulated Value are not directly deposited in or allocated to the Indexed Fixed Options. Such amounts are first allocated or transferred to the Fixed Account. On a Segment Start Date, we then transfer such Net Premiums and Accumulated Value to the Indexed Fixed Options.

• All Segment Start Dates currently begin on the 15th of a month. Each Segment Start Date has a Cutoff Date. To begin a Segment on a particular Segment Start Date, we must receive your instructions by the Cutoff Date for that Segment Start Date.

• You can only allocate all or a portion of your Net Premiums or transfer Accumulated Value to the Indexed Fixed Options if your Policy is not in a Lockout Period (discussed below). However, the Lockout Period will not affect any maturing Segments. Accumulated Value in a Segment that matures during the Lockout Period will be reallocated to a new segment, or to the Fixed Account per your instructions.

• We assess a charge on Accumulated Value in the Indexed Fixed Options.

• We first deduct all Monthly Deductions, loans, and withdrawals from Accumulated Value in the Fixed Accounts and Variable Accounts. We then deduct amounts in excess of Accumulated Value in the Fixed Accounts and Variable Accounts from the Indexed Fixed Options.

• There is no guarantee that Segment Indexed Interest will be greater than zero at Segment Maturity. However, we credit Segment Guaranteed Interest daily to Accumulated Value in the Indexed Fixed Options.

• The total interest crediting rate that is applied to each Segment will never exceed the Growth Cap, and will never be less than the 1% Segment Guaranteed Interest rate.

• You cannot transfer Accumulated Value from an Indexed Fixed Option until Segment Maturity.

• At Segment Maturity, we will automatically invest Segment Maturity Value into a new Segment unless you tell us otherwise by the Cutoff Date.

• We may eliminate or substitute the Index if the Index we are currently using is no longer published, if the licensing agreement for a particular Index expires, or if the cost of providing the investment on the Index becomes too high.

• Changing the Index will not affect the guarantees for the Indexed Fixed Options.

• We will notify you if we replace the Index.

• We will select a replacement Index in our sole discretion, based on the availability of the Index and our ability to purchase the necessary underlying securities.

The way we calculate interest on Accumulated Value allocated to the Indexed Fixed Options is different from the way Accumulated Value allocated to a Variable Account, such as the Equity Index Variable Account, is calculated. The Equity Index Variable Account invests in the Pacific Select Fund Equity Index Portfolio, whose investment strategy is to invest at least 80% of its assets in equity securities of companies that are included in the S&P 500® Index. Accumulated Value allocated to the Equity Index Variable Account

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is valued daily based on the net asset value of the underlying Equity Index Fund. The Equity Index Variable Account reflects the change in the underlying Equity Index Fund’s net asset value.

Conversely, the Indexed Fixed Options are part of Pacific Life’s General Account. Investment of General Account assets is at Pacific Life’s sole discretion, subject to applicable law and regulation. The Segment Indexed Interest credited to Segments of the Indexed Fixed Options is based in part on any positive change in the S&P 500® Index (without dividends). It is a one-year point-to-point interest crediting strategy that will credit interest based on the one-year performance of the S&P 500® (without dividends) between two points in time, with a Segment Guaranteed Interest Rate and Growth Cap, as described above. The Segment Guaranteed Interest credited to Segments is based on a predetermined annual interest rate that does not fluctuate during a Segment Term.

Segment Creation:

• Segments can be funded by:

a. premium payments

b. transfers from the Fixed Account

c. reallocated amounts from prior Segments following Segment Maturity.

• A new Segment is created when amounts are transferred from the Fixed Account to an Indexed Fixed Option.

• Accumulated Value held in the Fixed Account will earn interest at the Fixed Account rate until it is transferred.

In order for us to create a Segment on a particular Segment Start Date, we must receive your instructions by the Cutoff Date for that Segment Start Date. It is important to remember the Accumulated Value we transfer from the Fixed Account at the Segment Start Date may be less than your Designated Amount if we deducted Policy charges, or if you took a withdrawal or loan, from the Fixed Account before the Segment Start Date.

Once a Segment is created, you may not transfer Accumulated Value out of that Segment to any other Investment Option before the end of the Segment Term.

Allocations to the Indexed Fixed Options will first be made to the Fixed Account and transferred to the Indexed Fixed Options on the next Segment Start Date. The value in the Indexed Fixed Options may come from several sources:

• Net Premiums or loan repayments that you have instructed us to transfer to the Indexed Fixed Option;

• Transfers you request from the Fixed Account;

• Transfers from the Variable Accounts and Fixed LT Account, which can be made to the Fixed Account under policy Transfer guidelines, and then transferred from the Fixed Account into the Indexed Fixed Options.

Any persistency credits or loan interest credits earned on Accumulated Value will not be allocated into the Indexed Fixed Options.

Transfers from the Fixed Account to an Indexed Fixed Option may not be made during the Lockout Period.

Each Segment has its own Growth Cap and Participation Rate. The Growth Cap and Participation Rate for a Segment are those in effect on the Segment Start Date. The Growth Cap and Participation Rate in effect as of the Policy Date are shown in the Policy Specifications. We will notify you in the Annual Report or other written notice if they change.

We reserve the right to change the Segment Start Dates and to limit transfers into the Indexed Fixed Options, but in any event you will be allowed to make transfers at least once per calendar quarter. We will notify you in the Annual Report or other written notice if we change the Segment Start Dates.

There are two ways to make transfers to the Indexed Fixed Options:

• Payment and Reallocation Instructions;

• Transfers by Written Request

Transfers to the Indexed Fixed Options will be based on your latest instructions on file with us. There are two types of instructions for transfers to the Indexed Fixed Options.

1. Payment Instructions: are your instructions to us to transfer a portion of a Net Premium or Loan Repayment to an Indexed Fixed Option. The portion of the Net Premium or Loan repayment that you designated will be deposited into the Fixed Account on the day it is received and will remain there until the next Segment Start Date, assuming we received your instructions by the Cutoff Date for that Segment Start Date. The Fixed Account will earn interest and be assessed Policy charges during this period. On the Segment Start Date, we will transfer the lesser of the amount of Net Premium or Loan Repayment you designated for transfer, or the value of the Fixed Account. If you did not give us instructions by the Cutoff Date or if your Policy is in a Lockout Period, we will not make the transfer to the Indexed Fixed Option.

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 An example:

 We receive and apply a premium payment of $10,000 on January 2, which corresponds to a Net Premium of $9,485 after deduction of a $515 maximum premium load. Based upon your payment instructions, 100% of the Net Premium is applied to the Indexed Fixed Option and the Designated Amount = $9,485.

 On January 2, the Designated Amount is applied to the Fixed Account and the Fixed Account balance is $9,485. The Policy earns interest and charges are deducted, and on January 15 (the Segment Start Date), the Fixed Account balance is equal to $9,400.

 On January 15, the Segment Start Date, the Fixed Account balance is $9,400, which is less than the Designated Amount. This amount will be transferred to the Indexed Fixed Option and the Fixed Account balance will be zero.

 Another example:

 Using the same examples as above, but assuming that the Fixed Account Value is $9,700 on the Segment Start Date:

 On January 15, the Segment Start Date, the Designated Amount of $9,485 will be transferred to the Indexed Fixed Option. The Fixed Account value will be $215.

2. Reallocation Instructions: are your instructions to us to reallocate the Segment Maturity Value to the Indexed Fixed Options at the end of a Segment Term or the Fixed Options. If you did not give us instructions, the Segment Maturity Value automatically will be reallocated to the same Indexed Fixed Option to create a new Segment. Transfer of the Segment Maturity Value from the Fixed Account to other Investment Options must be made in compliance with your Policy’s transfer restrictions. Transfer restrictions in effect may increase the amount of time required to transfer your Indexed Accumulated Value from the Indexed Fixed Options. See Transferring Among Investment Options and Market-timing Restrictions.

 You may also make transfers to the Indexed Fixed Options by Written Request. We must receive your request before the Cutoff Date. When we receive your Written Request, we will make the allocation first to the Fixed Account and then transfer it to the Indexed Fixed Options on the next Segment Start Date. If you want to transfer Accumulated Value from other Investment Options into the Indexed Fixed Options, your Accumulated Value will first be transferred from the Investment Options to the Fixed Account, according to the Transfer provisions in your Policy, and then transferred from the Fixed Account to the Indexed Fixed Options. See Transferring Among Investment Options and Market-timing Restrictions.

 Any reallocation of Segment Maturity Value from the Indexed Fixed Options to the Fixed Options will occur before any other transfer.

Segment Value Changes:

We credit interest daily to each Segment from the Segment Date to Segment Maturity at an annual rate equal to the Segment Guaranteed Interest Rate shown in your Policy Specifications.

Deductions from your Policy’s Accumulated Value for Monthly Deductions, policy loans and withdrawals are taken first from the Policy’s Fixed Accumulated Value and Variable Accumulated Value. If there is no Fixed Accumulated Value or Variable Accumulated Value, we will take deductions from the Indexed Accumulated Value. Deductions are first taken from the 1-Year Indexed Account, and then from the 1-Year High Par Indexed Account. Deductions are made for all Segments within each Indexed Fixed Option proportionate to Segment Value. For each Segment, deductions are taken first from the Segment monthly balance (defined below under Segment Maturity) and then from the Segment Guaranteed Interest. If a withdrawal or loan is taken from the Policy that results in a deduction from the Indexed Fixed Options, and the withdrawal or loan is not taken pursuant to a Systematic Distribution Program, then a Lockout Period will begin. During the Lockout Period you may not allocate all or a portion of a Net Premium, loan repayments or otherwise transfer Accumulated Value from the Fixed Account into the Indexed Fixed Options. Segment reallocations for any maturing Segment will be made according to your reallocation instructions.

Deductions from the Indexed Accumulated Value may be taken for monthly Policy charges, withdrawals or loans. Segment Indexed Interest will be credited to the Segment and is equal to the Segment Indexed Interest Rate multiplied by the average of all Segment Monthly Balances over the entire Segment Term. This means that a proportionate Segment Indexed Interest will be applied to all amounts that are deducted from the Indexed Fixed Options over the Segment Term.

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Here is an example of how a deduction from the Policy affects Segment Indexed Interest.

• We create the Segment on January 15 with a $1,000 allocation.

• You have not taken a loan, and we have not deducted Policy charges from the Segment.

• On July 15, you take a single withdrawal (or Policy loan) of $300 from the Segment.

• At the end of the Segment Term, the Index Growth Rate and corresponding Segment Indexed Interest Rate are 8%.

End of Segment Month	Segment Monthly Balance
February 14	$1,000
March 14	$1,000
April 14	$1,000
May 14	$1,000
June 14	$1,000
July 14	$1,000
August 14	$700
September 14	$700
October 14	$700
November 14	$700
December 14	$700
January 14 (of the following year)	$700
The average monthly Segment Balance is $850 (6 months × $1,000 + 6 months × $700, divided by 12).

The Segment Indexed Interest credited at Segment Maturity is $68 ($850 × 8% = $68.00). Upon Segment Maturity, the final Segment Accumulated Value is $768 (the $700 remaining Segment Balance plus the $68 Segment Indexed Interest).

How surrenders affect Segment Indexed Interest

Using the example above, if you surrender the Policy on July 15th instead of taking a withdrawal, you will forfeit the Segment Indexed Interest we would otherwise have credited, and the $1,000 Accumulated Value in the Segment is included in the Policy’s Net Cash Surrender Value.

Segment Maturity:

We calculate Segment Indexed Interest, if any, and credit it to the Segment at Segment Maturity. We will never credit negative interest to the Indexed Fixed Options. The Segment ends at Segment Maturity and we allocate the Segment Maturity Value to the Investment Options according to your reallocation instructions on file with us. If you have not given us reallocation instructions, we will reallocate the Segment Maturity Value to a new Segment in the Indexed Fixed Options. Reallocation to a new Segment will be subject to the Growth Cap and Segment Indexed Interest Rate then in effect. However, if the Segment Maturity Value consists only of the Segment Guaranteed Interest and the Segment Indexed Interest, we will transfer such value into the Fixed Account.

The Segment Indexed Interest is the average of all Segment monthly balances over the entire Segment Term multiplied by the Segment Indexed Interest Rate.

The Segment monthly balance is, as of the end of any Segment Month, the amount initially transferred to the Segment minus all Segment Deductions, excluding any interest that may have been credited to the Segment. We calculate the Segment monthly balance as of the end of each Segment Month, and average these amounts for determining the Segment Indexed Interest.

The Segment Indexed Interest Rate reflects the Index Growth Rate, and is equal to [the lesser of (a × b) and c] – d, such result being not less than zero, where:

a = Index Growth Rate;

b = Participation Rate (currently 100% for the 1-Year Indexed Account and 150% for the 1-Year High Par Indexed Account and guaranteed to be not less than 100% for the 1-Year Indexed Account and 140% for the 1-Year High Par Indexed Account);

c = Growth Cap (Will not be less than 3% for the 1-Year Indexed Account and 2% for the 1-Year High Par Indexed Account); and

d = Cumulative Segment Guaranteed Interest Rate (1%).

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Transferring Among Investment Options and Market-timing Restrictions

Transfers

You can transfer among your Investment Options any time during the life of your Policy without triggering any current income tax. If your state requires us to refund your premiums when you exercise your Free Look Right, you can make transfers and use transfer programs only after the Free Look Transfer Date. Your transfer of Accumulated Value on the Free Look Transfer Date does not count as a transfer for purpose of applying the limitations described in this section. You can make transfers by writing to us, by making a telephone or electronic transfer, or by signing up for one of our automatic transfer services. You will find more information about making telephone and electronic transfers in POLICY BASICS.

Transfers will normally be effective as of the end of the Business Day we receive your written, telephone or electronic request.

Here are some things you need to know about making transfers:

• Transfers are limited to 25 for each calendar year.

• If you have used all 25 transfers available to you in a calendar year, you may no longer make transfers between the Investment Options until the start of the next calendar year. However, you may make 1 transfer of all or a portion of your Policy’s Accumulated Value remaining in the Variable Investment Options into the Fidelity® VIP Government Money Market Variable Account prior to the start of the next calendar year.

• You may only make 2 transfers in any calendar month to or from each of the following Investment Options:

American Funds IS Asset Allocation Fund Class 4	Fidelity® VIP Freedom 2015 Service Class 2	Fidelity® VIP Freedom 2045 Service Class 2	T. Rowe Price Blue Chip Growth Portfolio – II
American Funds IS Growth Fund Class 4	Fidelity® VIP Freedom 2020 Service Class 2	Fidelity® VIP Freedom Income Service Class 2	T. Rowe Price Equity Income Portfolio – II
American Funds IS Growth-Income Fund Class 4	Fidelity® VIP Freedom 2025 Service Class 2	Fidelity® VIP Growth Service Class 2
Fidelity® VIP Contrafund Service Class 2	Fidelity® VIP Freedom 2030 Service Class 2	Fidelity® VIP Mid Cap Service Class 2
Fidelity® VIP Freedom 2010 Service Class 2	Fidelity® VIP Freedom 2035 Service Class 2	Fidelity® VIP Value Strategies Service Class 2

For example, if you transfer from the American Funds IS Asset Allocation Fund to the American Funds IS Growth Fund, that counts as one transfer for the calendar month. If you later transfer from the T. Rowe Price Blue Chip Growth Portfolio – II to the T. Rowe Price Equity Income Portfolio – II, that would be the second transfer for the calendar month and no more transfers will be allowed for any of the Investment Options listed above for the remainder of the calendar month.

• Additionally, only 2 transfers in any calendar month may involve any of the following Investment Options:

BlackRock Global Allocation V.I. Fund Class III	Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Class	State Street Total Return V.I.S. Fund Class 3	Variable Account I (M International Equity Fund)
BlackRock iShares Alternative Strategies V.I. Fund Class I	Lazard Retirement International Equity Portfolio Service Class	Templeton Foreign VIP Fund Class 2	Western Asset Variable Global High Yield Bond Portfolio Class II
Invesco V.I. International Growth Fund Series II	Oppenheimer Global Fund/VA Service Shares	Templeton Global Bond VIP Fund Class 2
Janus Henderson Overseas Portfolio Service Class	PIMCO Global Multi-Asset Managed Allocation Portfolio - Advisor Class	VanEck VIP Global Hard Assets Fund Initial Class

For example, if you transfer from the BlackRock Global Allocation V.I. Fund Class III to the Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Class, that counts as one transfer for each Investment Option. Only one more transfer involving those two Investment Options can occur during the calendar month. If you later transfer from the BlackRock Global Allocation V.I. Fund Class III to the Oppenheimer Global Fund/VA Service Shares, that would be the second transfer in the calendar month involving the BlackRock Global Allocation V.I. Fund Class III and that Investment Option is no longer available for the remainder of the calendar month. All other Investment Options listed above would still be available to transfer into or out of for the remainder of the calendar month.

• For the purpose of applying the limitations, multiple transfers that occur on the same day are considered 1 transfer. Transfers into the Loan Account, a transfer of Accumulated Value from the Loan Account into your Investment Options following a loan payment, or transfers that occur as a result of the dollar cost averaging service, the portfolio rebalancing service, approved

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corporate owned life insurance policy rebalancing programs, the first year transfer service or an approved asset allocation service are excluded from the transfer limitations. Also, allocations of premium payments are not subject to these limitations.

• Transfers to or from a Variable Investment Option cannot be made before the seventh calendar day following the last transfer to or from the same Variable Investment Option. If the seventh calendar day is not a Business Day, then a transfer may not occur until the next Business Day. The day of the last transfer is not considered a calendar day for purposes of meeting this requirement. For example, if you make a transfer into the Dividend Growth Variable Investment Option on Monday, you may not make any transfers to or from that Variable Investment Option before the following Monday. Transfers to or from the Fidelity® VIP Government Money Market Variable Account are excluded from this limitation.

• Only one transfer into the Fixed LT account is allowed during the Policy Year any 12 month period. There is no limit on the number of transfers into the Fixed Account other than the restriction that the total number of transfers cannot exceed 25 in a policy year. Transfers to the Fixed Options may be limited (see YOUR INVESTMENT OPTIONS – Fixed Options).

• You can make one transfer in any 12-month period from each Fixed Option, except if you have signed up for the first year transfer service (see YOUR INVESTMENT OPTIONS – Transfer Services later in this section). Such transfers are limited to the greater of:

• $5,000, 25% of your Policy’s Accumulated Value in the Fixed Account, or the amount transferred from the Fixed Account to the Variable Accounts in the prior year. You may transfer 100% of the value in the Fixed Account to the Fixed LT Account.

• $5,000, 10% of your Policy’s Accumulated Value in the Fixed LT Account, or the amount transferred from the Fixed LT Account to the Variable Accounts or Fixed Account in the prior year.

• We reserve the right, in our sole discretion, to waive the transfer restrictions on the Fixed Options. Please contact us or your life insurance producer to find out if a waiver is currently in effect.

• If you request a transfer to the Indexed Fixed Options, we will make the transfer first to the Fixed Account and then to the Indexed Fixed Options on the next Segment Start Date.

• Currently, there is no charge for making a transfer but we may charge you in the future. The maximum fee we will charge for a transfer is $25 per transfer in excess of 12 per Policy Year.

• There is no minimum required value for the Investment Option you are transferring to or from.

• There is no minimum amount required if you are making transfers between Variable Investment Options.

• You cannot make a transfer if your Policy is in the Grace Period and is in danger of lapsing.

• We can restrict or suspend transfers.

• We will notify you or your representative if we refuse or delay your transfer request.

• We have the right to impose limits on transfer amounts, the value of the Investment Options you are transferring to or from, or impose further limits on the number and frequency of transfers you can make. Any policy we establish with regard to the exercise of any of these rights will be applied uniformly to all Policy Owners.

There are no exceptions to the above transfer limitations in the absence of an error by us, a substitution of Investment Options, or reorganization of underlying portfolios or other extraordinary circumstances.

We do not count the transfer from the Fixed Account to an Indexed Fixed Option towards the number of transfers you may make in Policy Year. Further, we do not count such transfer towards the number of transfers you may make in a Policy Year without a transfer fee.

You may not transfer from an Indexed Fixed Option until Segment Maturity. In addition, you may not allocate all or a portion of a Net Premium or Accumulated Value to an Indexed Fixed Option if your Policy is in a Lockout Period.

Any amounts transferred from an Indexed Fixed Option to the Fixed Account or any of the Variable Options at Segment Maturity will be subject to applicable transfer restrictions following the transfer. However, if the request is for a transfer from an Indexed Fixed Option to any of the Variable Options, the transfer from the Indexed Fixed Option to the Fixed Account required before the transfer to the Variable Options will not be counted against the Fixed Account transfer restrictions.

Market-timing restrictions

The Policy is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Accordingly, organizations or individuals that use market-timing investment strategies and make frequent transfers should not purchase the Policy. Such frequent trading can disrupt management of the underlying portfolios and raise expenses. The transfer limitations set forth above are intended to reduce frequent trading. In addition, we monitor certain large transaction activity in an attempt to detect trading that may be disruptive to the portfolios. In the event transfer activity is found to be disruptive, certain future subsequent transfers by such Policy Owners, or by a life insurance producer or other party acting on behalf of one or more Policy Owners, will require

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preclearance. Frequent trading and large transactions that are disruptive to portfolio management can have an adverse effect on portfolio performance and therefore your Policy’s performance. Such trading may also cause dilution in the value of the Investment Options held by long-term Policy Owners. While these issues can occur in connection with any of the underlying portfolios, portfolios holding securities that are subject to market pricing inefficiencies are more susceptible to abuse. For example, portfolios holding international securities may be more susceptible to time-zone arbitrage which seeks to take advantage of pricing discrepancies occurring between the time of the closing of the market on which the security is traded and the time of pricing of the portfolios.

Our policies and procedures which limit the number and frequency of transfers and which may impose preclearance requirements on certain large transactions are applied uniformly to all Policy Owners, subject to the transfer restrictions outlined above. However, there is a risk that these policies and procedures will not detect all potentially disruptive activity or will otherwise prove ineffective in whole or in part. Further, we and our affiliates make available to our variable life insurance policy owners and variable annuity contract owners underlying Funds not affiliated with us. We are unable to monitor or restrict the trading activity with respect to shares of such Funds not sold in connection with our contracts. In the event the Board of Trustees/Directors of any underlying Fund imposes a redemption fee or trading (transfers) limitations, we will pass them on to you.

We reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market timing organization or individual or other party authorized to give transfer instructions on behalf of multiple Policy Owners. Such restrictions could include:

• not accepting transfer instructions from a representative acting on behalf of more than one Policy Owner, and

• not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one Policy Owner at a time.

We further reserve the right to impose, without prior notice, restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other policy owners.

Transfer Services

We offer several services that allow you to make transfers of Accumulated Value or interest earnings from one Investment Option to another. Under the dollar cost averaging and portfolio rebalancing services, you can transfer among the Variable Investment Options. Under the first year transfer service, you can make transfers from the Fixed Account to the Fixed LT Account and the Variable Investment Options. Under the Fixed Option interest sweep service, you can transfer interest earnings from the Fixed Account or Fixed LT Account to the Variable Investment Options. Under the Scheduled Indexed Transfer Program, you can schedule transfers from the Fixed Account to the Indexed Accounts.

We may restrict the number of transfer services in which you can participate at any time. We have the right to discontinue, modify or suspend any of these transfer services at any time.

Detailed information regarding each transfer service appears in the SAI.

Dollar cost averaging

Our dollar cost averaging service allows you to make scheduled transfers of $50 or more between Variable Investment Options. It does not allow you to make transfers to or from either of the Fixed Options or the Indexed Fixed Options. We process transfers as of the end of the Business Day on your Policy’s monthly, quarterly, semi-annual or annual anniversary, depending on the interval you choose. You must have at least $5,000 in a Variable Investment Option to start the service.

Since the value of accumulation units can change, more units are credited for a scheduled transfer when unit values are lower, and fewer units when unit values are higher. This allows you to average the cost of investments over time. By making allocations on a regularly scheduled basis, instead of on a lump sum basis, you may reduce exposure to market volatility. Investing this way does not guarantee profits or prevent losses.

We will not charge you for the dollar cost averaging service or for transfers made under this service, even if we decide to charge you in the future for transfers outside of the service, except if we have to by law.

Portfolio rebalancing

As the value of the underlying portfolios changes, the value of the allocations to the Variable Investment Options will also change. The portfolio rebalancing service automatically transfers your Policy’s Accumulated Value among the Variable Investment Options according to your original percentage allocations. We process transfers as of the end of the Business Day on your Policy’s next quarterly, semi-annual or annual anniversary, depending on the interval you choose, unless you specify a different start date.

Because the portfolio rebalancing service matches your original percentage allocations, we may transfer money from an Investment Option with relatively higher returns to one with relatively lower returns.

We do not charge for the portfolio rebalancing service and we do not currently charge for transfers made under this service. If imposed, transfer fees could be substantial if total transfers scheduled under this service plus any unscheduled transfers you request exceed any applicable minimum guarantee of free transfers per Policy Year.

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If at any time you move all or any portion of your Policy’s Accumulated Value out of the Investment Options you selected at the time you enrolled in the portfolio rebalancing service, your enrollment will be cancelled. Once the portfolio rebalancing service is cancelled, you must wait 30 days before you can re-enroll.

First year transfer

Our first year transfer service allows you to make transfers from the Fixed Account to the Variable Investment Options or the Fixed LT Account during the Policy's first year. It does not allow you to transfer among Variable Investment Options. You enroll in the service when you apply for your Policy using the New Business Variable Life Optional Services form.

This service allows you to average the cost of investments over the first 12 months from the date your initial premium is applied to your Policy. Investing this way does not guarantee profits or prevent losses.

We do not charge for the first year transfer service and we do not currently charge for transfers made under this service. If imposed, transfer fees could be substantial if total transfers scheduled under this service plus any unscheduled transfers you request exceed any applicable minimum guarantee of free transfers per Policy Year.

Fixed Option interest sweep

The Fixed Option interest sweep service allows you to make scheduled transfers of the accumulated interest earnings from your Fixed Account or Fixed LT Account to the Variable Investment Options. At the time you complete the election form for the Fixed Option interest sweep service, you will select either the Fixed Account or the Fixed LT Account as the account from which you want to transfer interest earnings. You will also select the Variable Investment Options to which you wish to transfer the interest earnings. Interest earnings subject to transfer under the Fixed Option interest sweep service will begin to accrue on the Policy’s first monthly anniversary following your enrollment in the service. Each transfer must be at least $50. If the fixed account option you selected on the election form does not have interest earnings of at least $50, the transfer will be held until the next scheduled transfer date when the interest earnings are at least $50. Amounts transferred under the Fixed Option interest sweep service do not count against the Fixed Option transfer limitations or Investment Option transfer restrictions.

We do not charge for the Fixed Option interest sweep service and we do not currently charge for transfers made under this service. If imposed, transfer fees could be substantial if total transfers scheduled under this service plus any unscheduled transfers you request exceed any applicable minimum guarantee of free transfers per Policy Year.

Scheduled Indexed Transfer program

Our Scheduled Indexed Transfer program (SIT) allows you to make scheduled transfers from the Fixed Account to the available Indexed Fixed Options. When you complete the form for the SIT, you must specify one of the two available methods to make the allocation: the Specified Amount method or the Period Depletion method.

If you select the Specified Amount method, you will request a specific amount to be transferred. This amount will be transferred until the Fixed Account has been depleted.

If you select the Period Depletion method, you will specify the number of transfers you wish to make. Amounts will be reallocated from the Fixed Account into an Indexed Fixed Option using a declining balance calculation until the Fixed Account has been depleted.

Allocations from the Fixed Account to new segments of an Indexed Fixed Option will occur on the Transfer Date after any other transfers or premium payment allocations have occurred.

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WITHDRAWALS, SURRENDERS AND LOANS

You can take out all or part of your Policy’s Accumulated Value while your Policy is In Force by making withdrawals or surrendering your Policy. You can take out a loan from us using your Policy as security. You can also use your Policy’s loan and withdrawal features to supplement your income, for example, during retirement.

Making a withdrawal, taking out a loan or surrendering your Policy can change your Policy’s tax status, generate taxable income, or make your Policy more susceptible to lapsing. Be sure to plan carefully before using these Policy benefits.

If you withdraw a larger amount than your investment in your Policy, or if your Policy is classified as a Modified Endowment Contract, your withdrawal may be considered taxable income.

For more information on the tax treatment of withdrawals or loans, or in the event you surrender your Policy, see VARIABLE LIFE INSURANCE AND YOUR TAXES.

Making Withdrawals

You can withdraw part of your Policy’s Net Cash Surrender Value starting on your Policy’s first anniversary. Here’s how it works:

• You must send us a Written Request that’s signed by all owners.

• Each withdrawal must be at least $200, and the Net Cash Surrender Value of your Policy after the withdrawal must be at least $500.

• We will not accept your request to make a withdrawal if it will cause your Policy to become a Modified Endowment Contract, unless you have told us in writing that you want your Policy to become a Modified Endowment Contract.

• We may charge you $25 for each withdrawal you make. (There is no charge currently imposed upon a withdrawal.)

• You can choose to receive your withdrawal in a lump sum or use it to elect an income benefit. Please see the discussion about income benefits in GENERAL INFORMATION ABOUT YOUR POLICY.

• The Accumulated Value, Cash Surrender Value and Net Cash Surrender Value of your Policy will be reduced by the amount of each withdrawal. The withdrawal will be processed as an Account Deduction.

• If the Survivor dies after you have sent a withdrawal request to us, but before we have made the withdrawal, we will deduct the amount of the withdrawal from any Death Benefit Proceeds owing.

How withdrawals affect your Policy’s Death Benefit

Making a withdrawal will affect your Policy’s Death Benefit in the following ways:

• If your Policy’s Death Benefit does not equal the Minimum Death Benefit, the Death Benefit may decrease by the amount of your withdrawal.

• If your Policy’s Death Benefit equals the Minimum Death Benefit, the Death Benefit may decrease by more than the amount of your withdrawal.

How withdrawals affect your Policy’s Face Amount

If you have chosen Death Benefit Option B or Option C, making a withdrawal does not reduce your Policy’s Total Face Amount.

If you have chosen Death Benefit Option A, then a withdrawal may reduce your Policy’s Total Face Amount; however, the first withdrawal of each year in the first 15 Policy Years up to the lesser of $10,000 or 10% of the Net Cash Surrender Value will not reduce the Policy’s Total Face Amount. If you withdraw a larger amount, or make additional withdrawals, the Total Face Amount will usually be reduced by the amount, if any, by which the Total Face Amount exceeds the result of the Death Benefit immediately before the withdrawal minus the amount of the withdrawal. For Policies with Death Benefit Option A and the Guideline Premium Test election, the Total Face Amount reduction following a withdrawal may be limited to keep the Guideline Premium Limit greater than zero at all times prior to Age 100.

We reserve the right to refuse any withdrawal request that would reduce the Policy’s Total Face Amount to less than $10,000 after the withdrawal.

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An example

For a Policy with a Total Face Amount of $250,000 and a Surrender Value of $80,000, the Owner may withdraw the lesser of $10,000 or $8,000 (10% × $80,000) without any reduction in Total Face Amount.

Example 1: Owner requests a withdrawal of $6,000. There will be no reduction in Total Face Amount.

Example 2: Owner requests a withdrawal of $10,000. The Total Face Amount reduction is the amount of the withdrawal, less the allowable withdrawal amount, or $2,000 ($10,000 – $8,000 = $2,000). The Total Face Amount following the withdrawal is $248,000 ($250,000 – $2,000 = $248,000).

Taking Out a Loan

You can borrow money from us any time after the free look period. The minimum amount you can borrow is $200, unless there are other restrictions in your state. The maximum amount available to borrow is less than 100% of your Accumulated Value.

Taking out a loan will affect the growth of your Policy’s Accumulated Value, and may affect the Death Benefit.

You may request a loan either by sending us a request in writing, over the telephone or electronically. You will find more information about requesting a loan by telephone or electronically in POLICY BASICS.

When you borrow money from us, we use your Policy’s Accumulated Value as security. You pay interest on the amount you borrow. The Accumulated Value set aside to secure your loan also earns interest. Here’s how it works:

• To secure the loan, we transfer an amount equal to the amount you are borrowing from your Accumulated Value in the Investment Options to the Loan Account. We will transfer the loan from the Investment Options that make up your Policy’s Accumulated Value to the Loan Account. The loan amount will be processed as an Account Deduction.

• Interest owing on the amount you have borrowed accrues daily at an annual rate of 2.25%. Interest that has accrued during the Policy Year is due on your Policy Anniversary.

• Taking a loan or making a withdrawal from the Policy that results in a deduction from the Indexed Fixed Options, other than a withdrawal or loan pursuant to a Systematic Distribution Program, will cause a Lockout Period to begin. During the Lockout Period, you may not allocate any Net Premium payments, loan repayments or otherwise transfer Accumulated Value from the Fixed Account into the Indexed Fixed Options. Reallocations for any maturing Segment will be made according to your reallocation instructions.

• The amount in the Loan Account earns interest daily at an annual rate of at least 2.00%. On each Policy Anniversary, if the Policy Debt exceeds the Loan Account Value, then the excess is transferred from your Policy’s Investment Options to the Loan Account on a proportionate basis to the Loan Account. If the Loan Account Value exceeds Policy Debt, then the excess will be transferred from the Loan Account to the Investment Options according to your most recent premium allocation instructions.

• We currently intend to credit interest on the amount in the Loan Account at an annual rate of 2.25% in Policy Year 6 and thereafter. We can decrease the rate credited if we believe the change is needed to ensure that your Policy loan is not treated as a taxable distribution under federal income tax laws, or under any applicable ruling, regulation, or court decision. We will not decrease the annual rate to less than 2.00% on the amount in the Loan Account.

How much you can borrow

The maximum amount you may borrow on any date is equal to the Accumulated Value less:

• three times the most recent monthly deduction;

• any surrender charge; and

• any existing Policy Debt.

An example of how much you can borrow
For a Policy in Policy Year 5 with:
• Accumulated Value of $100,000 • Policy Debt of $60,000 • a most recent monthly deduction of $225 • a surrender charge of $5,000 if the Policy was surrendered on the day the loan is taken.
The maximum amount you can borrow is $34,325. (100,000 – (3 × 225) – 5,000 – 60,000)

Paying off your loan

You can pay off all or part of the loan any time while your Policy is In Force. Unless you tell us otherwise, we will generally transfer any loan payments you make proportionately to your Investment Options according to your most recent allocation instructions. We may, however, first transfer any loan payments you make to the Fixed Options or the Indexed Fixed Options, up to the amount originally transferred from the Fixed Options or the Indexed Fixed Options to the Loan Account. We will then transfer any excess

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amount to your Variable Investment Options and Indexed Fixed Options according to your most recent premium allocation instructions.

While you have Policy Debt, we will treat any money you send us as a loan repayment unless you tell us otherwise in writing.

You can make monthly loan payments using our Electronic Funds Transfer Plan. Please see HOW YOUR PREMIUMS WORK-Paying Your Premium-Monthly Electronic Funds Transfer Plan section for details.

What happens if you do not pay off your loan

If you do not pay off your loan, we will deduct the Policy Debt from one of the following:

• the Death Benefit Proceeds before we pay them to your Beneficiary

• the Cash Surrender Value if you surrender your Policy.

Taking out a loan, whether or not you repay it, will have a permanent effect on the value of your Policy. For example, while your Policy’s Accumulated Value is held in the Loan Account, it will miss out on all earnings available in the Investment Options. The amount of interest you earn on the Loan Account may also be less than the amount of interest you would have earned from the Fixed Options or the Indexed Fixed Options. These could lower your Policy’s Accumulated Value, which could reduce the amount of the Death Benefit.

When a loan is outstanding, the amount in the Loan Account is not available to help pay for any Policy charges. If, after deducting your Policy Debt, there is not enough Accumulated Value in your Policy to cover the Policy charges, your Policy could lapse. You may need to make additional premium payments or loan repayments to prevent your Policy from lapsing.

Your Policy Debt could result in taxable income if you surrender your Policy, if your Policy lapses, or if your Policy is a Modified Endowment Contract. You should talk to your tax advisor before taking out a loan under your Policy. See VARIABLE LIFE INSURANCE AND YOUR TAXES – Taxation of Distributions.

Ways to Use Your Policy’s Loan and Withdrawal Features

You can use your Policy’s loan and withdrawal features to supplement your income, for example, during retirement. If you are interested in using your life insurance Policy to supplement your retirement income, please contact us for more information.

Setting up an income stream may not be suitable for all Policy Owners.

Here are some things you should consider when setting up an income stream:

• the rate of return you expect to earn on your Investment Options

• how long you would like to receive regular income

• the amount of Accumulated Value you want to maintain in your Policy.

You can ask your life insurance producer for Illustrations showing how Policy charges may affect existing Accumulated Value and how future withdrawals and loans may affect the Accumulated Value and Death Benefit. You can also ask for accompanying charts and graphs that compare results from various retirement strategies.

Understanding the risks

Using your Policy to supplement your income does not change your rights or our obligations under the Policy. The terms for loans and withdrawals described in this prospectus remain the same. It is important to understand the risks that are involved in using your Policy’s loan and withdrawal features. Use of these features may increase the chance of your Policy lapsing.

You should consult with your financial adviser and carefully consider how much you can withdraw and borrow from your Policy each year to set up your income stream.

Automated Income Option

Our automated income option (“AIO”) program allows you to make scheduled withdrawals or loans. Your Policy is eligible after the 7th Policy Anniversary. To begin the program, you must have a minimum Net Cash Surrender Value of $50,000, and your Policy must not qualify as a Modified Endowment Contract.

You request participation in the AIO program and specify your AIO preferences by sending us an AIO Request Form. If you wish to do so, contact your life insurance producer for an AIO Request Form.

There is no fee to participate in the AIO program. The $25 fee for withdrawals under the AIO program is currently waived.

Withdrawals and loans may reduce Policy values and benefits. They may also increase your risk of lapse. In order to minimize the risk of lapse, you should not take additional loans or withdrawals while you are in the AIO program.

Distributions under the AIO program may result in tax liability. Please consult your tax advisor. For more information, see VARIABLE LIFE INSURANCE AND YOUR TAXES.

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You may discontinue participation in the AIO program at any time by sending a Written Request to us.

Detailed information appears in the SAI.

Surrendering Your Policy

You can surrender or cash in your Policy at any time while either Insured is still living.

Here are some things you need to know about surrendering your Policy:

• You must send us your Policy and a Written Request.

• We will send you the Policy’s Net Cash Surrender Value. You can choose to receive your money in a lump sum or use it to elect an income benefit. Please see GENERAL INFORMATION ABOUT YOUR POLICY – Income Benefit.

• If you surrender your Policy during the first 10 Policy Years, we will deduct a surrender charge.

• Each Basic Coverage Layer has a surrender charge, based on the Face Amount of each Basic Coverage Layer and the Age and Risk Class of either Insured, and the Death Benefit Option, on the date each Coverage Layer is effective. If you request an increase to your Policy’s Basic Coverage Layer Face Amount, we will send you a supplemental schedule of benefits that shows the surrender charge factors associated with the increase.

During the first policy month, the Surrender Charge is equal to the initial amount reduced by 1/12 of the reduction factor. After the first policy month, the surrender charge decreases on each Monthly Payment Date by 1/12 of the Reduction Factor until the charge becomes $0 after the End Year. The Initial Amount, Reduction Factor and End Year are shown in the Table of Surrender Charge Factors in your Policy Specifications.

Example

For a Policy that insures a male non-smoker Age 56 and a female non-smoker Age 53 when the Policy is issued, with a Face Amount of $1,000,000

Initial Amount = $13,600.00
Reduction Factor = $0.00
End Year = 5

In Years 1 -5, the surrender charge is: $13,600.00

Initial Amount = $13,600.00
Reduction Factor = $2,720
End Year = 10

In Year 6, Policy month 1, the surrender charge is: $13,373.33 ($13,600.00 – ($2,720.00 ÷ 12))

If there have been decreases in the Basic Coverage Layer Face Amount, including decreases due to withdrawals, the Surrender Charge will not change as a result of the decrease. The Surrender Charge described is the guaranteed maximum charge. We may charge less than such guaranteed maximum charge. Any lesser charge will apply uniformly to all members of the same Class.

In addition, any Coverage Layer representing an increase in Basic Life Coverage will have an associated Surrender Charge and Reduction Factor that will be provided in a Supplemental Schedule of Coverage. The Surrender Charge for any such Coverage Layer will be effective as of the Coverage Layer Date and as of the beginning of each Coverage Year thereafter, and will decrease in the same manner as the initial Basic Life Coverage Layer.

• There is no surrender charge on any Coverage Layer after 10 Policy Years from the date the Coverage Layer is effective.

• We guarantee the Surrender Charge rates will not increase.

• If you decrease the Face Amount, the decrease will not affect your Policy’s Surrender Charge.

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GENERAL INFORMATION ABOUT YOUR POLICY

This section tells you some additional things you should know about your Policy.

Income Benefit

If you surrender or make a withdrawal from your Policy, you can use the money to elect an income benefit that provides a monthly income. Your Policy’s Beneficiary can use Death Benefit Proceeds to elect an income benefit. In addition to the income benefit described below, you can choose from other income benefits we may make available from time to time.

The following is one income benefit available under the Policy:

• The income benefit is based on the life of the person receiving the income. If the Policy Owner elects the income benefit, monthly income will be based on the Owner’s life. If the Policy’s Beneficiary elects the income benefit, monthly income will be based on the Beneficiary’s life.

• We will pay a monthly income for at least 10 years regardless of whether the person receiving the income is still alive.

• After 10 years, we will only pay the monthly income for as long as the person receiving it is still alive.

• The minimum monthly income benefit calculated must be at least $100.

• For this income benefit, the amount you receive will always be at least as much as the amount guaranteed by your Policy.

Paying the Death Benefit in the Case of Suicide

If both Insureds commit suicide, or if the Survivor commits suicide, within two years of the Policy Date, while sane or insane, Death Benefit Proceeds will be the total of all premiums you have paid, less any Policy Debt and any withdrawals you have made.

If you reinstate your Policy and both Insureds commit suicide, or if the Survivor commits suicide, while sane or insane, within two years of the latest reinstatement date, the Death Benefit Proceeds will be the sum of the premiums paid, less the sum of any Policy loans and withdrawals taken, since the latest reinstatement date.

If both Insureds commit suicide, or if the Survivor commits suicide, while sane or insane, after two years from the Policy Date but within two years of any increase in Total Face Amount or, if applicable, the latest reinstatement after any such increase, the Death Benefit Proceeds will be limited by the following adjustments:

1) any such increase in Total Face Amount will be excluded;

2) refund of the portion of monthly deductions associated with any such increase will be included; and

3) premium load associated with the portion of monthly deductions referred to in 2) above will be included.

Replacement of Life Insurance or Annuities

The term replacement has a special meaning in the life insurance industry. Before you make a decision to buy, we want you to understand what impact a replacement may have on your existing insurance policy.

A replacement occurs when you buy a new life insurance policy or annuity contract, and a policy or contract you already own has been or will be:

• lapsed, forfeited, surrendered or partially surrendered, assigned to the replacing insurer, or otherwise terminated

• converted to reduced paid-up insurance, continued as extended term insurance, or otherwise reduced in value by the use of nonforfeiture benefits or other policy values

• amended to effect either a reduction in benefits or in the term for which coverage would otherwise remain in force or for which benefits would be paid

• reissued with any reduction in cash value, or

• pledged as collateral or subject to borrowing, whether in a single loan or under a schedule of borrowing over a period of time.

There are circumstances when replacing your existing life insurance policy or annuity contract can benefit you. As a general rule, however, replacement is not in your best interest. A replacement may affect your plan of insurance in the following ways:

• You will pay new acquisition costs;

• You may have to submit to new medical examinations;

• You may pay increased premiums because of the increased age or changed health of the Insureds;

• Claims made in the early policy years may be contested;

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• You may have to pay surrender charges and/or income taxes on your current policy or contract values;

• Your new policy or contract values may be subject to surrender charges; and

• If part of a financed purchase, your existing policy or contract values or Death Benefit may be reduced.

You should carefully compare the costs and benefits of your existing policy or contract with those of the new policy or contract to determine whether replacement is in your best interest.

Policy Exchange

If your Policy is issued in Connecticut, you may exchange this Policy for a policy with benefits that do not vary with the investment results of a separate account. You must request this in writing within 18 months of your Policy Date and return the original Policy.

The new policy will have the same Owner, Beneficiary and Cash Surrender Value as those of your original Policy on the date of exchange. It will also have the same issue Age, Policy Date, Face Amount, benefits, Riders and underwriting class as the original Policy. However, if your Risk Class is not available, the Policy will be issued with a comparable risk classification. Any Policy Debt will be carried over to the new policy. Evidence of insurability will not be required.

Errors on Your Application

If the gender or Age of either Insured is stated incorrectly on your application and is discovered on or after the death of either Insured, the Death Benefit under your Policy will be the greater of the following:

• the Death Benefit based on a Net Amount At Risk adjusted by the ratio of the incorrect cost of insurance rate to the correct cost of insurance rate for the Insureds gender and Age, or

• the Minimum Death Benefit for the correct gender and Age

If either Insureds gender or Age is misstated in the application and it is discovered before the death of either Insured, we will not recalculate the Accumulated Value, but we will use the correct gender and Age of the Insured in calculating future monthly deductions.

Contesting the Validity of Your Policy

We have the right to contest the validity of your Policy for two years from the Policy Date. Once your Policy has been In Force for two years from the Policy Date during the lifetime of the Insureds, we generally lose the right to contest its validity.

We also have the right to contest the validity of a Policy that you reinstate for two years from the day that it was reinstated. Once your reinstated Policy has been In Force for two years from the reinstatement date during the lifetime of the Insureds, we generally lose the right to contest its validity. During this period, we may contest your Policy only if there is a material misrepresentation on your application for reinstatement.

We have the right to contest the validity of an increase in the Face Amount of a Policy for two years from the day the increase becomes effective. Once the increased Face Amount has been In Force for two years during the lifetime of the Insureds, we generally lose the right to contest its validity.

Regardless of the above, we can contest the validity of your Policy for failure to pay premiums at any time. The Policy will terminate upon successful contest with respect to the Insureds.

Assigning Your Policy as Collateral

You may assign your Policy as collateral to secure a loan, mortgage, or other kind of debt. An assignment will take place only when we receive and record your signed Collateral Assignment Form. When recorded, the assignment will take effect as of the date the form was signed. Any rights created by the assignment will be subject to any payments made or actions taken by us before we record the change. We will not be responsible for the validity of any assignment. Please contact us for a Collateral Assignment Form if you would like to assign your Policy.

Non-participating

This Policy will not share in any of our surplus earnings.

Policy Changes

We reserve the right to make any change to the provisions of this Policy to comply with, or give you the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for life insurance contracts under the Tax Code or of any state. We will provide you with a copy of any such change, and file such a change with the insurance supervisory official of the state in which this Policy is delivered, and any other applicable regulatory authority. You have the right to refuse any such change.

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VARIABLE LIFE INSURANCE AND YOUR TAXES

The tax consequences of owning a Policy or receiving proceeds from it may vary by jurisdiction and according to the circumstances of each Owner or Beneficiary.

The following is based on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (IRS). It is based on the Internal Revenue Code (the Tax Code) and does not cover any state or local tax laws. More detailed information appears in the SAI.

We do not know whether the current treatment of life insurance policies under current federal income tax or estate or gift tax laws will continue. We also do not know whether the current interpretations of the laws by the IRS or the courts will remain the same. Future legislation may adversely change the tax treatment of life insurance policies. This may affect the performance and underlying tax assumptions of this Policy, including any Riders. In some cases, these changes could result in a decrease in Policy values or lapse.

We do not make any guarantees about the tax status of your Policy, and you should not consider the discussion that follows to be tax advice. This is not a complete discussion of all federal income tax questions that may arise under a Policy. There are special rules that we do not include here that may apply in certain situations. Speak to a qualified tax advisor for complete information about federal, state and local taxes that may apply to you.

The Policy as Life Insurance

Death benefits from a life insurance policy may generally be excluded from income under Section 101(a) of the Tax Code.

We believe that the Policy meets the statutory definition of life insurance for federal income tax purposes. That means it will receive the same tax advantages as a conventional fixed life insurance policy. The two main tax advantages are:

• In general, your Policy’s Beneficiary will not be subject to federal income taxes when he or she receives the Death Benefit Proceeds unless the Policy was acquired through a sale by a previous Owner, or if the Death Benefit Proceeds are received in a series of installments.

• You will generally not be taxed on your Policy’s Accumulated Value unless you receive a cash distribution by making a withdrawal, surrendering your Policy, or in some instances, taking a loan from your Policy.

Policy Features and Charges

The tax laws defining life insurance, however, do not cover all policy features. Your Policy may have features that could prevent it from qualifying as life insurance. For example, the tax laws have yet to address:

• substandard risk policies

• policies with term insurance on the people insured by the policy

• life insurance policies that continue coverage beyond Age 100 or other advanced ages

• certain tax requirements relating to joint survivorship life insurance policies.

The Tax Code and tax regulations impose limitations on unreasonable mortality and expense charges for purposes of determining whether a policy qualifies as life insurance for federal tax purposes. We can change our mortality charges if we believe the changes are needed to ensure that your Policy qualifies as a life insurance contract.

We believe that last survivor policies meet the statutory definition of life insurance under Section 7702 of the Tax Code. However, the area of tax law relating to the definition of life insurance does not explicitly address all relevant issues relating to last survivor life insurance policies.

We reserve the right to make changes to the Policy if we deem the changes appropriate to continue to qualify your Policy as a life insurance contract. If a Policy were determined not to qualify as life insurance, the Policy would not provide the tax advantages normally provided by life insurance. This includes excluding the Death Benefit from the gross income of the Beneficiary.

Diversification Rules and Ownership of the Separate Account

Your Policy will not qualify for the tax benefit of a life insurance contract unless, among other requirements, the Separate Account follows certain rules requiring diversification of investments underlying the Policy. Section 817(h) of the Tax Code and related Treasury Regulations describe the diversification rules.

For a variable life insurance policy to qualify for tax deferral, assets in the separate accounts supporting the policy must be considered to be owned by the insurance company and not by the policy owner. If a policy owner is treated as having control over the underlying assets, the policy owner will be taxed currently on income and gains from the account and in such a case of “investor control” the policy owner would not derive the tax benefits normally associated with variable life insurance.

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For more information about diversification rules, please refer to the Pacific Select Fund prospectus. For more information regarding investor control, please refer to the policy SAI.

Policy Exchanges

Policy exchanges fall under Section 1035(a) of the Tax Code.

If you exchange your policy for another one that insures the same people, it generally will be treated as a tax-free exchange and, if so, will not result in the recognition of gain or loss. If any of the people insured by the policy are changed, the exchange will be treated as a taxable exchange.

Change of Ownership

You may have taxable income if you transfer ownership of your Policy, sell your Policy, or change the ownership of it in any way. This may include the transfer or sale of any entity or business that owns a Policy. The determination of taxation upon a change of Ownership cannot be determined by Pacific Life. Please consult your tax advisor for advice on your specific situation.

Corporate or Employer Owners

There are special tax issues for employer Owners:

• Section 101(j) of the Tax Code generally provides that Death Benefits paid in connection with certain life insurance policies involving an employer will be taxable income. Employer-involved policies issued or materially modified on or after August 18, 2006 may be subject to income tax liability on the Policy’s Death Benefit unless certain requirements and conditions of Section 101(j) are met.

• Using your Policy to informally fund a promised deferred compensation benefit for executives may have special tax consequences.

• Corporate ownership of a Policy may affect your liability under the alternative minimum tax (Section 56 of the Tax Code) and the environmental tax (Section 59A of the Tax Code).

• Where a business is the Owner of the Policy, Section 264(f) of the Tax Code may disallow a portion of the entity’s interest expense unless, at the time the Policy is issued, the Insured is an officer, director, employee, or 20% owner of the business. If the Policy is later exchanged for a new life insurance Policy, the Insured must meet this exception at the time the new Policy is issued.

Please consult your tax advisor for these and other special rules for employer-involved Policies.

Loans and corporate-owned policies

If you borrow money to buy or carry certain life insurance policies, tax law provisions may limit the deduction of interest. If the taxpayer is an entity that’s a direct or indirect beneficiary of certain life insurance, endowment or annuity contracts, a portion of the entity’s deductions for loan interest may be disallowed, even though this interest may relate to debt that’s completely unrelated to the contract.

Modified Endowment Contracts

Section 7702A of the Tax Code defines a class of life insurance policies known as “Modified Endowment Contracts”. If your Policy is a Modified Endowment Contract, any distributions you receive during the life of the Policy are treated less favorably than under non-MEC life insurance policies. Withdrawals, loans, pledges, assignments and the surrender of your Policy are all considered distributions and may be subject to tax on an income-first basis and a 10% penalty.

When a Policy becomes a Modified Endowment Contract

A life insurance policy becomes a Modified Endowment Contract if, at any time during the first seven policy years, the sum of actual premiums paid exceeds the seven-pay limit. The seven-pay limit is the cumulative total of the level annual premiums (or seven-pay premiums) required to pay for the policy’s future death and endowment benefits.

An Example

For a policy with seven-pay premiums of $1,000 a year, the maximum premiums you could pay during the first seven years to avoid modified endowment treatment would be:

• $1,000 in the first year

• $2,000 through the first two years

• $3,000 through the first three years, etc.

If there is a material change to your Policy, like a change in the Death Benefit, we may have to retest your Policy and restart the seven-pay premium period to determine whether the change has caused the Policy to become a Modified Endowment Contract.

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Taxation of Distributions

Tax treatment of distributions from your Policy’s Accumulated Value may be treated differently, depending upon whether your Policy is a Modified Endowment Contract.

LIFE INSURANCE POLICY (non-Modified Endowment Contract)	MODIFIED ENDOWMENT CONTRACT
Surrendering your Policy
Proceeds are taxed to the extent they exceed the investment in the contract[1].	Proceeds are taxed to the extent they exceed the investment in the contract. [3]
Making a withdrawal
If you make a withdrawal after your Policy has been In Force for 15 years, you will only be taxed on the amount you withdraw that exceeds the investment in the contract.	You will be taxed on the amount of the withdrawal that’s considered income (i.e. gain)[2].

Special rules apply if you make a withdrawal within the first 15 Policy Years. If there is a reduction in benefits and an applicable distribution of policy value in the prior two years, a portion of the distribution may be taxable.

Taking out a loan
You will not pay tax on the loan amount unless your Policy is surrendered, lapses or matures and you have not repaid your Policy Debt.	You will be taxed on the amount of the loan that’s considered income, including all previously non-taxed gains.

1 The investment in the contract is generally the premiums you have paid plus any taxable distributions less any withdrawals or premiums previously recovered that were taxable.

2 Income (i.e. gain) is the difference between the Accumulated Value and the investment in the contract.

3 Distributions under Modified Endowment Contracts may be subject to an additional 10% penalty tax.

All Modified Endowment Contracts issued to you in a calendar year by us or our affiliates are treated as a single contract when we calculate whether a distribution amount is subject to tax. In addition, an assignment of policy cash value may be treated as a distribution under the contract.

10% penalty tax on Modified Endowment Contracts

If any amount you receive from a Modified Endowment Contract is taxable, you may also have to pay a penalty tax equal to 10% of the taxable amount. A taxpayer will not have to pay the penalty tax if any of the following exceptions apply:

• you are at least 59½ years old

• you are receiving an amount because you have become disabled

• you are receiving an amount that’s part of a series of substantially equal periodic payments, paid out at least annually. These payments may be made for your life or life expectancy or for the joint lives or joint life expectancies of you and your Beneficiaries.

Distributions before a Policy becomes a Modified Endowment Contract

If your Policy fails the seven-pay test and becomes a Modified Endowment Contract, any amount you receive or are deemed to have received during the two years before it became a Modified Endowment Contract may be taxable. The distribution would be treated as having been made in anticipation of the Policy’s failing to meet the seven-pay test.

Federal Estate Taxes

According to the Tax Cuts and Jobs Act of 2017, the federal estate tax exemption amount has been temporarily increased to $10,000,000 (indexed for inflation effective for tax years after 2011); the maximum estate tax rate is 40%. For 2018, the indexed exemption amount is $11,200,000. In 2026, the federal estate tax exemption amount is scheduled to revert to $5,000,000 per person (indexed for inflation for years after 2011).

Optional Policy Benefits and Riders

Riders providing Accelerated Death Benefits

If you exercise a Rider that accelerates the Death Benefit under the Policy in connection with certain chronic or terminal illnesses, the amounts received under the Rider may qualify for favorable tax treatment under Section 101(g) of the Tax Code.

However, benefits under the Rider will be taxed, if they are paid to someone other than a person insured by the Policy, and either Insured:

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• is a director, officer or employee of the person receiving the benefit, or

• has a financial interest in a business of the person receiving the benefit.

Payment of an accelerated death benefit will reduce the death benefit, associated cost of insurance charges, and other values under the Policy. Further, the premium limitations and death benefits required for the Policy to qualify as a life insurance policy or avoid being classified as a Modified Endowment Contract under the Tax Code will also be affected.

Benefits paid by accelerating the policy’s death benefit may qualify for favorable tax treatment under Section 101(g) of the Tax Code. Tax treatment of an accelerated death benefit due to terminal illness depends on your life expectancy at the time benefits are accelerated.

Accelerated death benefit payments received due to a chronic illness may be taxable in certain situations, such as when benefit payments are made from multiple policies or when benefit amounts exceed certain IRS limitations (referred to as “per diem” limitations).

Pacific Life cannot determine the taxability of benefit payments. Tax laws relating to accelerated death benefits are complex. Receipt of accelerated death benefits may affect eligibility for public assistance programs such as Medicaid. Clients are advised to consult with qualified and independent legal and tax advisors for more information prior to receiving benefits.

Income payments from Net Cash Value or Death Benefit Proceeds

Your policy contains provisions that allow for all or a portion of the Net Cash Surrender Value or Death Benefit to be paid in a series of installments. In addition, certain policies may have Optional Riders that provide for installment benefits. These installments may be for a certain period of time, or may be payable based upon the life of one or more individuals.

Under the rules of Section 72 of the Tax Code, each payment made will be comprised of two portions: A portion representing a return of the investment in the contract, and the remainder representing interest. The Exclusion Ratio as defined in Section 72(b) is used to determine what amount of each payment is excluded from tax reporting.

The calculation of the Exclusion ratio is based upon these two policy values as of the date the amount of the installment payment is being determined:

• The portion of the Net Cash Surrender Value or Death Benefit Proceeds being applied to the installment benefit

• The investment in the contract

The portion of each payment that is treated as a return of the investment in the contract is equal to the Exclusion Ratio multiplied by the Payment Amount. For installments payments that are based upon the life of one or more individuals, once the investment in the contract has been depleted any subsequent payment(s) would be treated as a return of interest and thus fully taxable.

Enhanced Policy Split Option Rider

The exchange of policies under this Rider will not qualify as a tax-free exchange pursuant to Section 1035 of the Internal Revenue Code (IRC). It is also possible that exchanging the Policy under this Rider could cause the new policies to become Modified Endowment Contracts as defined in IRC Section 7702A. Such a result could have potential adverse tax consequences. There may be other tax consequences to exchanging your Policy under this Rider. You should consult a qualified tax advisor before any such exchange to make sure you understand how it may affect the tax you owe.

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ABOUT PACIFIC LIFE

Pacific Life Insurance Company is a life insurance company domiciled in Nebraska. Along with our subsidiaries and affiliates, our operations include life insurance, annuity, mutual funds, broker-dealer operations, and investment and advisory services. At the end of 2017, we had $484.7 billion of individual life insurance in force and total admitted assets of approximately $129 billion.

We are authorized to conduct our life and annuity business in the District of Columbia and in all states except New York. Our executive office is at 700 Newport Center Drive, Newport Beach, California 92660.

How Our Accounts Work

We own the assets in our General Account and our Separate Account. We allocate your Net Premiums to these accounts according to the Investment Options you have chosen.

General Account

Our General Account includes all of our assets, except for those held in our separate accounts. We guarantee you an interest rate for up to one year on any amount allocated to the Fixed Options or the Indexed Fixed Options. The rate is reset annually. The Fixed Options and Indexed Fixed Options are part of our General Account, which we may invest as we wish, according to any laws that apply. We will credit the guaranteed rate even if the investments we make earn less. Unlike the Separate Account, the General Account is subject to liabilities arising from any of our other business. Our ability to pay these guarantees is backed by our financial strength and claims paying ability as a company. You must look to the company’s strength with regard to policy guarantees. We can provide you with reports of our ratings as an insurance company and our ability to pay claims with respect to our General Account assets.

The Fixed Options and Indexed Fixed Options are not securities, so they do not fall under any securities act. However, other federal securities laws will apply to the accuracy and completeness of the disclosure about the Fixed Options or the Indexed Fixed Options.

Separate Account

Amounts allocated to the Variable Investment Options are held in our Separate Account. The assets in this account are kept separate from the assets in our General Account and our other separate accounts, and are protected from our general creditors.

The Separate Account is divided into Variable Accounts. Each Variable Account invests in shares of a designated portfolio of the AIM Variable Insurance Funds (Invesco Variable Insurance Funds), the American Century Variable Portfolios, Inc., the American Funds Insurance Series, the BlackRock Variable Series Funds, Inc., the Dreyfus Variable Investment Fund, the Fidelity® Variable Insurance Products Funds (“Fidelity® VIP Funds”), the Franklin Templeton Variable Insurance Products Trust, the Janus Aspen Series, the Lazard Retirement Series, Inc., the Legg Mason Partners Variable Equity Trust, the Legg Mason Partners Variable Income Trust, the Lord Abbett Series Fund, Inc., the MFS Variable Insurance Trust, the M Fund, the Neuberger Berman Advisers Management Trust, the Oppenheimer Variable Account Funds, the Pacific Select Fund, the PIMCO Variable Insurance Trust, the Royce Capital Fund, the State Street Variable Insurance Series Funds, Inc., the T. Rowe Price Equity Series, Inc. or the VanEck VIP Trust. We may add Variable Accounts that invest in other portfolios of these Funds or in other securities.

We are the legal owner of the assets in the Separate Account, and pay its operating expenses. We do not hold ourselves out to be trustees of the Separate Account assets. The Separate Account is operated only for our variable life insurance policies. Pacific Life is obligated to pay all amounts promised to Policy Owners under the terms of the Policy. We must keep assets in the Separate Account equal to the reserves and policy liabilities (i.e. amounts at least equal to the aggregate variable account value) sufficient to pay obligations under the insurance policies funded by the Separate Account and may only transfer to the General Account assets of the Separate Account which exceed such reserves and Policy liabilities. Some of the money in the Separate Account may include charges we collect from the account and any investment results on those charges.

We cannot charge the assets in the Separate Account attributable to our reserves and other liabilities under the policies funded by the Separate Account with any liabilities from our other business.

Similarly, the income, gains or losses, realized or unrealized, of the assets of any Variable Account belong to that Variable Account and are credited to or charged against the assets held in that Variable Account without regard to our other income, gains or losses.

Making changes to the Separate Account

We can add, change or remove any securities that the Separate Account or any Variable Account holds or buys, as long as we comply with the laws that apply.

We can substitute shares of one portfolio with shares of another portfolio or Fund if:

• any portfolio is no longer available for investment; or

• our management believes that a portfolio is no longer appropriate in view of the purposes of the Policy.

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We will give you any required notice or receive any required approval from Policy Owners or the SEC before we substitute any shares. We will comply with the filing or other procedures established by insurance regulators as required by law.

We can add new Variable Accounts, which may include additional subaccounts of the Separate Account, to serve as Investment Options under the Policies. These may be managed separate accounts or they may invest in a new portfolio of the Funds, or in shares of another investment company or one of its portfolios, or in a suitable investment vehicle with a specified investment objective.

We can add new Variable Accounts when we believe that it is warranted by marketing needs or investment conditions. We will decide on what basis we will make new Variable Accounts available to existing Policy Owners.

We can also eliminate any of our Variable Accounts if we believe marketing, tax or investment conditions warrant it. We can terminate and liquidate any Variable Account.

If we make any changes to Variable Accounts or substitution of securities, we can make appropriate changes to this Policy or any of our other policies, by appropriate endorsement, to reflect the change or substitution.

If we believe it is in the best interests of people holding voting rights under the Policies and we meet any required regulatory approvals we can do the following:

• operate the Separate Account as a management investment company, unit investment trust, or any other form permitted under securities or other laws

• register or deregister the Separate Account under securities law

• combine the Separate Account with one of our other separate accounts or our affiliates’ separate accounts

• combine one or more Variable Accounts

• create a committee, board or other group to manage the Separate Account

• change the classification of any Variable Account.

Taxes we pay

We may be charged for state and local taxes. Currently, we pay these taxes because they are small amounts with respect to the Policy. If these taxes increase significantly, we may deduct them from the Separate Account.

We may charge the Separate Account for any federal, state and local taxes that apply to the Separate Account or to our operations. This could happen if our tax status or the tax treatment of variable life insurance changes.

Voting Rights

We are the legal owner of the shares of the Funds that are held by the Variable Accounts. We may vote on any matter at shareholder meetings of the Funds. However, we are required by law to vote as you instruct on the shares relating to your allocation in a Variable Investment Option. This is called your voting interest.

Your voting interest is calculated as of a day set by the Board of Trustees or Board of Directors of a Fund, called the record date. Your voting interest equals the Accumulated Value in a Variable Investment Option divided by the net asset value of a share of the corresponding portfolio. Fractional shares are included. If allowed by law, we may change how we calculate your voting interest.

We will send you documents from the Fund called proxy materials. They include information about the items you will be voting on and forms for you to give us your instructions. We will vote shares held in the Separate Account for which we do not receive voting instructions in the same proportion as all other shares in the portfolio held by the Separate Account for which we have received timely instructions. If we do not receive any voting instructions for the shares in a separate account, we will vote the shares in the same proportion as the total votes for all of our separate accounts for which we have received timely instructions. As a result of proportional voting, the votes cast by a small number of policy owners may determine the outcome of a vote.

We will vote shares of any portfolio we hold in our General Account in the same proportion as the total votes for all of our separate accounts, including this Separate Account. We will vote shares of any portfolio held by any of our non-insurance affiliates in the same proportion as the total votes for all of our separate accounts and those of our insurance affiliates.

If the law changes to allow it, we can vote as we wish on shares of the portfolios held in the Separate Account.

When required by state insurance regulatory authorities, we may disregard voting instructions that:

• would change a portfolio’s investment objective or subclassification

• would approve or disapprove an investment advisory contract.

We may disregard voting instructions on a change initiated by Policy Owners that would change a portfolio’s investment policy, investment adviser or portfolio manager if:

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• our disapproval is reasonable

• we determine in good faith that the change would be against state law or otherwise be inappropriate, considering the portfolio’s objectives and purpose, and considering what effect the change would have on us.

If we disregard any voting instructions, we will include a summary of the action we took and our reasons for it in the next report to Policy Owners.

Cybersecurity

Our business is highly dependent upon the effective operation of our computer systems and those of our business partners. As a result, our business is potentially susceptible to operational and information security risks associated with the technologies, processes and practices designed to protect networks, systems, computers, programs and data from attack, damage or unauthorized access. These risks include, among other things, the theft, loss, misuse, corruption and destruction of data maintained online or digitally, denial of service on websites and other operational disruption, and unauthorized release of confidential customer information. Cyber-attacks affecting us, any third party administrator, the underlying Funds, intermediaries, and other affiliated or third-party service providers may adversely affect us and your Policy Accumulated Value. For instance, cyber-attacks may interfere with Policy transaction processing, including the processing of orders from our website or with the underlying Funds; impact our ability to calculate Accumulated Unit Values, Subaccount Unit Values or an underlying Fund to calculate a net asset value; cause the release and possible destruction of confidential customer or business information; impede order processing; subject us and/or our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your Policy to lose value. The constant change in technologies and increased sophistication and activities of hackers and others, continue to pose new and significant cybersecurity threats. While measures have been developed that are designed to reduce cybersecurity risks, there can be no guarantee or assurance that we, the underlying Funds, or our service providers will not suffer losses affecting your Policy due to cyber-attacks or information security breaches in the future.

Distribution Arrangements

Pacific Select Distributors, LLC (“PSD”), a broker-dealer and our subsidiary, pays various forms of sales compensation to broker-dealers (including other affiliates) that solicit applications for the Policies. PSD also may reimburse other expenses associated with the promotion and solicitation of applications for the Policies.

We offer the Policies for sale through broker-dealers that have entered into selling agreements with PSD. Broker-dealers sell the Policies through their life insurance producers who have been appointed by us to sell our products. PSD pays compensation to broker-dealers for the promotion and sale of the Policies. The individual life insurance producer who sells you a Policy typically will receive a portion of the compensation, under the representative’s own arrangement with his or her broker-dealer.

Commissions are based on “target” premiums we determine. The commissions we pay vary with the agreement, but the most common schedule of commissions we pay is:

• 100% of premiums paid up to the first target premium

• 33.50% of premiums paid up to the second target premium

• 2.50% of premiums paid under targets 3-10

• 1.00% of premiums paid in excess of the 10th target premium.

Your life insurance producer typically receives a portion of the compensation that is payable to his or her broker-dealer in connection with the Policy, depending on the agreement between your life insurance producer and his or her firm. Pacific Life is not involved in determining that compensation arrangement, which may present its own incentives or conflicts. You may ask your life insurance producer how he/she will personally be compensated for the transaction.

PSD or an affiliate may pay broker-dealers an annual renewal commission of up to 0.10% of a Policy’s Accumulated Value less any Policy Debt. We calculate the renewal amount monthly and it becomes payable on each Policy Anniversary.

In addition to the commissions described above, we and/or an affiliate may pay additional cash compensation from their own resources in connection with the promotion and solicitation of applications for the Policies by some, but not all, broker-dealers. The range of additional cash compensation based on premiums payments usually ranges from 0% to 14.50% of premiums paid up to the first target premium, but generally does not exceed 1.00% of commissions paid on premium thereafter. Such additional compensation may give Pacific Life greater access to life insurance producers of the broker-dealers that receive such compensation. While this greater access provides the opportunity for training and other educational programs so that your life insurance producer may serve you better, this additional compensation also may afford Pacific Life a “preferred” status at the recipient broker-dealer and provide some other marketing benefit such as website placement, access to life insurance producer lists, extra marketing assistance, or other heightened visibility and access to the broker-dealer’s sales force that otherwise influences the way that the broker-dealer and the life insurance producer market the Policies.

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We may also provide compensation to broker-dealers for providing ongoing service in relation to Policies that have already been purchased.

Additional Compensation and Revenue Sharing

To the extent permitted by SEC and FINRA rules and other applicable laws and regulations, selling broker dealers may receive additional payments in the form of cash, other special compensation or reimbursement of expenses, sometimes called “revenue sharing”. These additional compensation or reimbursement arrangements may include, for example, payments in connection with the firm’s “due diligence” examination of the Policies, payments for providing conferences or seminars, sales or training programs for invited life insurance producers and other employees, payments for travel expenses, including lodging, incurred by life insurance producers and other employees for such seminars or training programs, seminars for the public, advertising and sales campaigns regarding the Policies, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms. Subject to applicable FINRA rules and other applicable laws and regulations, PSD and its affiliates may contribute to, as well as sponsor, various educational programs, sales contests and/or promotions in which participating firms and their sales persons may receive prizes such as merchandise, cash, or other awards. Such additional compensation may give us greater access to life insurance producers of the broker-dealers that receive such compensation or may otherwise influence the way that a broker-dealer and life insurance producer market the Policies.

These arrangements may not be applicable to all firms, and the terms of such arrangements may differ between firms. We provide additional information on special compensation or reimbursement arrangements involving selling firms and other financial institutions in the Statement of Additional Information, which is available upon request. Any such compensation, which may be significant at times, will not result in any additional direct charge to you by us.

The compensation and other benefits provided by PSD or its affiliates, may be more or less than the overall compensation on similar or other products. This may influence your life insurance producer or broker-dealer to present this Policy over other investment vehicles available in the marketplace. You may ask your life insurance producer about these differing and divergent interests, how he/she is personally compensated and how his/her broker-dealer is compensated for soliciting applications for the Policy.

We may agree to waive or reduce some or all of such charges and/or credit additional amounts under our Policies, for those Policies sold to persons who meet criteria established by us, who may include current and retired officers, directors and employees of us and our affiliates, trustees of the Pacific Select Fund, life insurance producers and employees of broker/dealers with a current selling agreement with us and their affiliates, and immediate family members of such persons (“Eligible Persons”). We will credit additional amounts to Policies owned by Eligible Persons. If such Policies are purchased directly through Pacific Select Distributors, LLC (PSD), Eligible Persons will not be afforded the benefit of services of any other broker/dealer and will bear the responsibility of determining whether a variable life insurance Policy, optional benefits and underlying Investment Options are appropriate, taking into consideration age, income, net worth, tax status, insurance needs, financial objectives, investment goals, liquidity needs, time horizon, risk tolerance and other relevant information. In addition, Eligible Persons who purchased their Policy through PSD, must contact us directly with servicing questions, Policy changes and other matters relating to their Policies.

The amount credited to Policies owned by Eligible Persons will equal the reduction in expenses we enjoy by not incurring brokerage commissions in selling such Policies, with the determination of the expense reduction and of such crediting being made in accordance with our administrative procedures. These credits will be added to an eligible persons Policy after the Free Look Transfer Date has occurred, or, if premiums are paid using the monthly Electronic Funds Transfer plan, on the first Policy Anniversary.

Portfolio managers of the underlying portfolios available under this Policy may help pay for conferences or meetings sponsored by us or PSD relating to management of the portfolios and our variable life insurance products.

Please refer to the SAI for additional information on distribution arrangements and the conflicts of interest that they may present.

Service Arrangements

We have entered into administrative and/or service agreements with certain Funds which pay us for administrative and other services, including, but not limited to, certain communications and support services. The fees are based on an annual percentage of average daily net assets of certain Fund portfolios purchased by us at Policy Owner’s instructions. Currently, the fees received do not exceed an annual percentage of 0.40% and each Fund may not pay the same annual percentage. Because we receive such fees, we may be subject to competing interests in making these Funds available as Investment Options under the Policies.

American Century Services, LLC pays us for each American Century Variable Portfolios, Inc. portfolio (Class II) held by our separate accounts. American Funds Insurance Series pays us for each American Funds Insurance Series Portfolio (Class 4) held by our separate accounts. BlackRock Distributors, Inc., pays us for each BlackRock Variable Series Funds, Inc. portfolio (Class I and Class III) held by our separate accounts. The Dreyfus Corporation pays us for each Dreyfus Variable Investment Fund portfolio (Service Shares) held by our separate accounts. Fidelity Distributors Corporation (FDC) and Fidelity Investments Institutional Operations Company, Inc. (FIIOC), pay us for each Fidelity® VIP Funds portfolio (Service Class 2) held by our separate accounts. Franklin Templeton Services, LLC pays us for each Franklin Templeton Variable Insurance Products Trust portfolio (Class 2) held by our separate accounts. Invesco Advisers, Inc. and its affiliates pay us for each AIM Variable Insurance Funds (Invesco Variable Insurance Funds) portfolio (Series II) held by our separate accounts. Janus Capital Management LLC, pays us for each Janus Aspen Series portfolio (Service

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Shares) held by our separate accounts. Lazard Asset Management Securities LLC, pays us for each Lazard Retirement Series, Inc. portfolio (Service Class) held by our separate accounts. Legg Mason Investor Services, LLC, pays us for each Legg Mason Partners Variable Equity Trust (Class II) and Legg Mason Partners Variable Income Trust (Class II) portfolio held by our separate accounts. Lord Abbett Series Fund, Inc. pays us for each Lord Abbett Series Fund, Inc. portfolio (Class VC) held by our separate accounts. Massachusetts Financial Services Company, pays us for each MFS Variable Insurance Trust portfolio (Service Class) held by our separate accounts. Neuberger Berman BD LLC pays us for each Neuberger Berman Advisers Management Trust portfolio (I Class) held by our separate accounts. OppenheimerFunds Distributor, Inc. and Shareholder Services, Inc. pay us for each Oppenheimer Variable Account Funds portfolio (Service Shares) held by our separate accounts. Pacific Investment Management Company, LLC pays us for each PIMCO Variable Insurance Trust portfolio (Advisor Class) held by our separate accounts. Royce Capital Fund pays us for each Royce Capital Fund portfolio (Service Class) held by our separate accounts. State Street Global Advisors Funds Distributors, LLC pays us for each State Street Variable Insurance Series Funds, Inc. portfolio (Class 3) held by our separate accounts. T. Rowe Price Associates, Inc., pays us for each T. Rowe Price Equity Series Inc., portfolio (Class II) held by our separate accounts. Van Eck Securities Corporation, pays us for each VanEck VIP Trust portfolio (Initial Class) held by our separate accounts.

Illustrations

We will provide you with Illustrations based on different sets of assumptions upon your request.

• Illustrations based on information you give us about the Age of the people to be insured by the Policy, their Risk Class, the Face Amount of all Coverage Layers, the Death Benefit and premium payments.

• Illustrations that show the allocation of premium payments to specified Variable Accounts. These will reflect the expenses of the portfolio of the Fund in which the Variable Account invests.

• Illustrations that use a hypothetical gross rate of return up to 12% are available. Illustrations that use a hypothetical gross rate of return greater than 12% are available only to certain large institutional investors.

You can request such Illustrations at any time. Such Illustrations reflect assumptions about the Policy’s non-guaranteed elements and about how you will use the Policy’s options. Over time the Policy’s actual non-guaranteed elements, and your actual use of the Policy’s options, are likely to vary from the assumptions used in such Illustrations. For these reasons, actual Policy values will likely be more or less favorable than shown in such Illustrations. You can get one Policy Illustration free of charge per Policy Year. We reserve the right to charge $25 for each additional Illustration.

Lost Policy

If you lose your Policy, you may request a Certificate of Coverage free of charge. If you require a duplicate Policy, we may charge a fee of $50 per duplicate. To request a Certificate of Coverage or a duplicate Policy, please contact us for a Certificate of Insurance/ Duplicate Policy Request Form.

Audits of Premiums/Loans

You may request us to run a report of premium payments you have made or loan transactions under your Policy. If you request us to provide information for a period of more than 2 years from date of request, we may charge you an administrative fee of $25 for this service.

Risk Class Change

If you have a change in Risk Class, such as a change in smoking status or health, you can request us to review your Risk Class. Changing your Risk Class may change the rates used for cost of insurance and may also change the rates on any Riders on your Policy which base charges on Risk Class. We may charge you a fee of up to $100 at the time you request us to change your Risk Class.

State Regulation

On September 1, 2005, Pacific Life redomesticated to Nebraska. We are subject to the laws of the state of Nebraska governing insurance companies and to regulations issued by the Commissioner of Insurance of Nebraska. In addition, we are subject to the insurance laws and regulations of the other states and jurisdictions in which we are licensed or may become licensed to operate.

An annual statement in a prescribed form must be filed with the Commissioner of Insurance of Nebraska and with regulatory authorities of other states on or before March 1st in each year. This statement covers our operations for the preceding year and our financial condition as of December 31st of that year. Our affairs are subject to review and examination at any time by the Commissioner of Insurance or his agents, and subject to full examination of our operations at periodic intervals.

Legal Proceedings and Legal Matters

Pacific Life, the Separate Account, and PSD are not involved in any legal proceedings that would have a material effect on Policy Owners.

Legal matters concerning the issue and sale of the life insurance policies described in this prospectus, our organization and authority to issue the Policies, and matters relating to federal securities laws and federal income tax laws have been passed upon by our counsel.

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Rule 12h-7 Representation

In reliance on the exemption provided by Rule 12h-7 of the Securities Exchange Act of 1934 (“34 Act”), we do not intend to file periodic reports as required under the ’34 Act.

Financial Statements

Pacific Life’s financial statements and the financial statements of Pacific Select Exec Separate Account are contained in the Statement of Additional Information.

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APPENDIX A: DEATH BENEFIT PERCENTAGES

Age	Percentage	Age	Percentage	Age	Percentage	Age	Percentage
0-40	250%	50	185%	60	130%	70	115%
41	243	51	178	61	128	71	113
42	236	52	171	62	126	72	111
43	229	53	164	63	124	73	109
44	222	54	157	64	122	74	107
45	215	55	150	65	120	75-90	105
46	209	56	146	66	119	91	104
47	203	57	142	67	118	92	103
48	197	58	138	68	117	93	102
49	191	59	134	69	116	>93	101

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APPENDIX B: STATE LAW VARIATIONS

Certain Policy features described in this Prospectus may vary or may not be available in your state. The state in which your Policy is issued governs whether or not certain features, Riders, charges or fees are available or will vary under your Policy. These variations are reflected in your Policy and in Riders or Endorsements to your Policy. See your life insurance producer or contact us for specific information that may be applicable to your state.

BACKDATING

For policies based in Ohio, your Policy can be backdated only 3 months.

YOUR FREE LOOK RIGHT

Free Look Right

For policies issued in the District of Columbia, you may return this policy within 10 days of policy delivery, or 45 days from the date you signed the application, whichever is later.

For policies issued in Florida, you may return this policy within 14 days of policy issue.

COVERAGE CHARGE

For policies issued in California or Florida, the guaranteed Coverage charge for each Coverage Layer will remain level until the younger Insured reaches Age 100. The guaranteed Coverage charge will then change and remain at a new level amount until the Monthly Deduction End Date.

An example
For a Policy that insures a male non-smoker Age 56 and a female non-smoker Age 53 when the Policy is issued, with a Basic Face Amount of $1,000,000:

The guaranteed Coverage charge is $421.50 in the years where the younger Insured’s attained Age is below 100 and $1,475.25 in the years thereafter. The current Coverage charge is $421.50 for the first 10 years and $0.00 thereafter.

OPTIONAL RIDERS AND BENEFITS

• Premier Living Benefits Rider-Last Survivor

For policies issued in Florida and Connecticut, a benefit is a one-time benefit payment not to exceed 125% of the annualized IRS per diem limit.

For policies issued in Connecticut, the definition of Chronic Illness does not include the requirement that the condition is expected to be permanent. However, in order to qualify for benefit payment, the certification must state that the Chronic Illness has caused the Insured to be confined for at least six months in the Insured's residence or in a institution that provides necessary care or treatment of an injury, illness, or loss of functional capacity, and for which it has been medically determined that such insured is expected to remain confined in such place of residence or institution until death.

HOW MUCH YOU CAN BORROW

Loan Amount Available

For policies issued in Arizona, your loan amount available equals the Net Cash Surrender Value.

PAYING THE DEATH BENEFIT IN THE CASE OF SUICIDE

Suicide Exclusion

For policies issued in North Dakota, the suicide exclusion period is one year.

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WHERE TO GO FOR MORE INFORMATION

The MVP VUL Survivorship 3 variable life insurance policy is underwritten by Pacific Life Insurance Company.

You will find more information about the Policy and Pacific Select Exec Separate Account in the SAI dated May 1, 2018. The SAI has been filed with the SEC and is considered to be part of this prospectus because it is incorporated by reference.

You can get a copy of the SAI without charge by calling or writing to us, or you can view it online at our website. You can also contact the SEC to get the SAI, material incorporated into this prospectus by reference, and other information about registrants that file electronically with the SEC. The SEC may charge you a fee for this information.

You may obtain the current prospectus and SAI for any of the portfolios underlying the Variable Accounts by calling (800) 347-7787.

If you ask us, we will provide you with Illustrations of Policy benefits based on different sets of assumptions. Illustrations may help you understand how your Policy’s Death Benefit, Cash Surrender Value and Accumulated Value would vary over time based on different assumptions. You can get one Policy Illustration free of charge per Policy Year by calling or writing to us. We reserve the right to charge $25 for additional Illustrations.

How to Contact Us

Pacific Life Insurance Company P.O. Box 2030
Omaha, Nebraska 68103-2030

(800) 347-7787
5 a.m. through 5 p.m. Pacific time
www.PacificLife.com

We accept faxes or emails for both Variable and Indexed Fixed Options transaction requests (transfers, allocation changes, rebalancing) and also Policy loans at:

(866) 398-0467
Transactions@pacificlife.com

PREMIUM PAYMENTS
Unless you receive premium notices via list bill, send premiums (other than initial premium) to:
Pacific Life Insurance Company
P.O. Box 100957
Pasadena, California 91189-0957

How to Contact the SEC

You can also find reports and other information about the Policy and Separate Account from the SEC. The SEC may charge you a fee for this information.

Commission’s Public Reference Section
100 F Street, NE
Washington, D.C. 20549
(202) 551-8090
Website: www.sec.gov
e-mail: publicinfo@sec.gov

FINRA Public Disclosure Program

FINRA provides investor protection education through its website and printed materials. The FINRA regulation website address is www.finra.org. An investor brochure that includes information describing the BrokerCheck program may be obtained from FINRA. The FINRA BrokerCheck hotline number is (800) 289-9999. FINRA does not charge a fee for the BrokerCheck program services.

 SEC file number 811-05563

 333-153027

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2018

M'S VERSATILE PRODUCT-SURVIVORSHIP II

PACIFIC SELECT EXEC SEPARATE ACCOUNT

M’s Versatile Product-Survivorship II is a last survivor variable life insurance policy offered by Pacific Life Insurance Company.

This Statement of Additional Information (SAI) is not a prospectus and should be read in conjunction with the Policy’s prospectus, dated May 1, 2018, which is available without charge upon written or telephone request to Pacific Life. Terms used in this SAI have the same meanings as in the prospectus, and some additional terms are defined particularly for this SAI. This SAI is incorporated by reference into the Policy’s prospectus.

Pacific Life Insurance Company

P.O. Box 2030

Omaha, NE 68103

(800) 800-7681

Financial Statements of Pacific Select Exec Separate Account SA-1

Financial Statements of Pacific Life Insurance Company PL-1

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PREMIUM LIMITATIONS

Federal tax law puts limits on the amount of premium payments you can make in relation to your Policy’s Death Benefit. These limits apply in the following situations.

Guideline Premium Limit

If you have chosen the Guideline Premium Test as your Death Benefit Qualification Test, the total amount you can pay in premiums and still have your Policy qualify as life insurance is your Policy’s Guideline Premium Limit. The sum of the premiums paid, less any withdrawals, at any time cannot exceed the Guideline Premium Limit, which is the greater of:

• the guideline single premium or

• the sum of the guideline level annual premiums.

We may refuse to accept all or part of a premium payment if, by accepting it, you will exceed your Policy’s Guideline Premium Limit. If we find that you have exceeded your Guideline Premium Limit, we may remove all or part of a premium you have paid from your Policy as of the day we applied it, and return it to you. We will adjust the Death Benefit retroactively to that date to reflect the reduction in premium payments.

Your Policy’s guideline single premium and guideline level annual premiums appear on your Policy Specifications. Before you buy a Policy, you can ask us or your life insurance producer for a personalized Illustration that will show you the guideline single premium and guideline level annual premiums.

Modified Endowment Contract

A life insurance policy will become a Modified Endowment Contract if the sum of premium payments made during the first seven contract years, less a portion of withdrawals, exceeds the seven-pay limit defined in Section 7702A of the Internal Revenue Code. You will find a detailed discussion of Modified Endowment Contracts in VARIABLE LIFE INSURANCE AND YOUR TAXES in the prospectus.

Unless you have told us in writing that you want your Policy to become a Modified Endowment Contract, we will remove all or part of the premium payment from your Policy as of the day we applied it and return it to you. We will also adjust the Death Benefit retroactively to that date to reflect the reduction in premium payments. If we receive such a premium within 30 days before your Policy Anniversary, we will hold it and apply it to your Policy on the Policy Anniversary.

In both of these situations, if we remove an excess premium from your Policy, we will return the premium amount to you no later than 60 days after the end of the Policy Year. We may adjust the amount for interest or for changes in Accumulated Value that relate to the amount of the excess premium we are returning to you.

If we do not return the premium amount to you within that time, we will increase your Policy’s Death Benefit retroactively, to the day we applied the premium, and prospectively so that it is always the amount necessary to ensure your Policy qualifies as life insurance, or to prevent it from becoming a Modified Endowment Contract. If we increase your Death Benefit, we will adjust cost of insurance or Rider charges retroactively and prospectively to reflect the increase.

Increasing the Net Amount At Risk

An increase in the Net Amount At Risk occurs if the Policy’s Death Benefit is equal to the Minimum Death Benefit, or would be equal to it once we apply your premium payment. We may choose to accept your premium payment in this situation, but before we do so, we may require satisfactory evidence of the insurability of both Insureds.

TRANSFER SERVICES

You may only participate in one transfer service at any time.

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Dollar Cost Averaging

Our dollar cost averaging service allows you to make scheduled transfers of $50 or more between Variable Investment Options without paying a transfer fee. Here is how the service works:

• You can set up this service at any time while your Policy is In Force.

• You need to complete a request form to enroll in the service. You may enroll by telephone or electronically if we have your completed telephone and electronic authorization on file.

• You must have at least $5,000 in a Variable Investment Option to start the service.

• We will automatically transfer Accumulated Value from one Variable Investment Option to one or more of the other Variable Investment Options you have selected.

• We will process transfers as of the end of the Business Day on your Policy’s monthly, quarterly, semi-annual or annual anniversary, depending on the interval you have chosen. We will not make the first transfer until after the Free Look Transfer Date in states that require us to return your premiums if you exercise your Free Look Right.

• We will not charge you for the dollar cost averaging service or for transfers made under this service, even if we decide to charge you in the future for transfers outside of the service, except if we have to by law.

• We have the right to discontinue, modify or suspend the service at any time.

• We will keep making transfers at the intervals you have chosen until one of the following happens:

• the total amount you have asked us to transfer has been transferred

• there is no more Accumulated Value in the Investment Option you are transferring from

• your Policy enters the Grace Period and is in danger of lapsing

• we receive your Written Request to cancel the service

• we discontinue the service.

Portfolio Rebalancing

The portfolio rebalancing service automatically transfers your Policy’s Accumulated Value among the Variable Investment Options according to your original percentage allocations. Here is how the service works:

• You can set up this service at any time while your Policy is In Force.

• You enroll in the service by completing a request form to enroll in the service.

• Unless you choose a different start date, your first rebalancing will take place at the end of the Business Day we receive your request. Subsequent rebalancing will take place at the end of the Business Day on your Policy’s quarterly, semi-annual or annual anniversary, depending on the interval you chose.

• You must be invested in two or more Variable Investment Options in order to elect portfolio rebalancing. The available Fixed Options are not included in portfolio rebalancing.

• We will not make the first transfer until after the Free Look Transfer Date, if your Policy was issued in a state that requires us to return your premiums if you exercise your Free Look Right.

• If you cancel this service, you must wait 30 days to begin it again.

• We do not charge for the portfolio rebalancing service, and we do not currently charge for transfers made under this service.

• We can discontinue, suspend or change the service at any time.

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First Year Transfer

Our first year transfer service allows you to make transfers from the Fixed Account to the Variable Investment Options or the Fixed LT Account during the first 12 Policy months from the date your initial premium is applied to your Policy. Here is how the service works:

• You enroll in the service when you apply for your Policy using the New Business Variable Life Optional Services form.

• You choose amounts to be transferred for 12 months from the payment date.

• Transfers under the first year transfer service take place on your Policy’s Monthly Payment Date, starting on the first Monthly Payment Date following the Free Look Transfer Date.

• If you sign up for this service, we will waive the usual transfer limit for the Fixed Account during the first 12 Policy months from the date your initial premium is applied to your Policy.

• If program ends during the second Policy Year, we will not count it toward the usual one transfer per year for the Fixed Account.

• If the Accumulated Value in the Fixed Account is less than the amount to be transferred, we will transfer the balance and then cancel the service.

• If there is Accumulated Value remaining in the Fixed Account at the end of the service, the transfer limitations for the Fixed Account will apply.

• We do not charge for the first year transfer service, and we do not currently charge for transfers made under this service.

Fixed Option Interest Sweep

The Fixed Option interest sweep service allows you to make scheduled transfers of the accumulated interest earnings from your available Fixed Options to the Variable Investment Options. Here is how the service works:

• You can set up this service at any time while your Policy is In Force.

• You enroll in the service by sending us a Written Request.

• You may enroll by telephone or electronically if we have your completed telephone and electronic authorization on file.

• If you cancel this service, you must wait 30 days to begin it again.

• We do not charge for the Fixed Option interest sweep service, and we do not currently charge for transfers made under this service.

• We can discontinue, suspend or change the service at any time.

• Interest earnings transferred from any available Fixed Options to the Variable Investment Options are excluded from the transfer limitations.

WITHDRAWAL FEATURES

Automated Income Option

Our automated income option (“AIO”) program allows you to make scheduled withdrawals or loans. Here is how the program works:

• You can set up the income stream from your Policy on either a monthly or annual basis. Each scheduled income payment must be at least $500 if you choose to receive monthly payments, or $1,000 if you choose annual payments.

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• You may choose to receive either a fixed amount of income or an amount based on a fixed duration. Depending upon your objectives, you may wish to reduce your Face Amount or change your Policy’s Death Benefit Option in order to maximize your income.

• You can choose the scheduled income payment date. You may elect to have your income payments sent either by check or by electronic deposit to a bank account. The effective date of the withdrawal or loan will be the Business Day before any income payment date.

• If the scheduled income payment date falls on a weekend or holiday, the actual income payment date will be the Business Day before the scheduled income payment date.

• The withdrawal or loan will be taken from your Policy’s Investment Options in proportion to the Accumulated Value in each Investment Option.

Upon our receipt of your AIO request form, we will run a hypothetical Illustration to determine if your request can be fulfilled, or if any adjustments will be necessary. We use the Illustration to test your Policy for the minimum Net Cash Surrender Value requirement. Your Policy must continue to have an illustrated Net Cash Surrender Value at the maturity date sufficient to meet the minimum Accumulated Value required to allow for payment of Policy charges, including Policy loan interest.

Illustrations generally will be run at an annual gross earnings rate chosen by you, not to exceed 12%. No earnings rate used is a guarantee or indication of actual earnings.

We will complete an AIO agreement form, and send it and the Illustration to your life insurance producer for delivery to you. The AIO agreement form will confirm your income payment amount, frequency and duration, and will also confirm your Policy’s cost basis and other information about your elections under the AIO program.

Unless you request otherwise, distributions under the AIO program will be taken first as withdrawals if not taxable, then they will be taken as loans.

Payments under the AIO program will begin as scheduled once we receive your signed AIO agreement form. We will send you a letter confirming the date and amount of the first income payment.

The income payments will usually remain constant during each income period, unless there is insufficient Net Cash Surrender Value to make a payment. The duration of each income period is one year, except that the first income period may differ depending on the following:

• If the AIO program start date is six months or more from your next Policy Anniversary, the income period will end on the next Policy Anniversary. In this case, the first income period will last at least six months, but not more than one year.

• If the AIO program start date is less than six months from your next Policy Anniversary, the income period will extend to the following Policy Anniversary. In this case, the first income period will last at least one year, but no more than 18 months.

After the first income period, and each year you remain in the AIO program, we will run an Illustration after each Policy Anniversary. The Illustration will generally be run at a rate chosen by you, not to exceed a gross annual rate of 12%. Your Policy must continue to have an illustrated Net Cash Surrender Value at the maturity date sufficient to meet the minimum Accumulated Value required to allow for payment of Policy charges, including Policy loan interest. There is no charge for Illustrations we run in connection with the AIO program. They do not count toward your one free Illustration per year.

We will send you a letter and the Illustration to notify you of any changes in your income payment amount or duration. The new income payment amount will be effective on the income payment date following the previous income period.

Over time, your Policy’s actual performance, and perhaps your use of the Policy’s options are likely to vary from the assumptions used in the Illustrations. Changes in your Policy’s Investment Option allocations can impact your future values and income you receive. Your Policy may also be susceptible to lapse.

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You are responsible to monitor your Policy’s Accumulated Value to ensure your Policy is not in danger of lapsing. You may need to make additional premium payments or loan repayments to prevent your Policy from lapsing. You will not receive a notice to remind you of your scheduled premium payments while you are in the AIO program.

MORE ON POLICY CHARGES

How We Calculate the Surrender Charge

If you surrender your Policy, a surrender charge may be assessed against your Policy’s Accumulated Value. It is based on the Age and Risk Class of both Insureds, as well as the Death Benefit Option you choose, for each $1,000 of the initial Face Amount of your Policy. Each Coverage Layer has a surrender charge, based on the Face Amount of each Coverage Layer and the Age and Risk Class of the Insured, and the Death Benefit Option, on the date each Coverage Layer is effective. If you increase your Policy’s Face Amount, we will send you a supplemental schedule of benefits that shows the surrender charge factors and associated with the increase.

During the Level Period, the Surrender Charge is equal to the initial amount. After the Level Period, the Surrender Charge decreases on each Monthly Payment Date by 1/12 of the Reduction Factor until it becomes zero after the End Year. The initial amount, Level Period, Reduction Factor, and End Year are shown in the Table of Surrender Charge Factors in the Policy Specifications.

The most we will assess on any surrendered Coverage Layer is $40.88 per $1,000 of Face Amount.

Please refer to your Policy and any supplemental schedule of benefits for surrender charges.

An example
For a Policy:

• that insures a male non-smoker Age 56 and a female non-smoker, Age 53 when the Policy is issued
• with an initial Face Amount of $2,000,000
	For Death Benefit Option A or Option C the surrender charge is:	For Death Benefit Option B, the surrender charge is:
First five Policy Years	$22,000.00 (($2,000,000 ÷ $1,000) × 11.00)	$28,920.00 (($2,000,000 ÷ $1,000) × 14.46)
End of seventh Policy Year	$13,200.00 ($22,000.00 — (($22,000.00 ÷ 5) × 1/12 × 24 months))	$17,352.00 ($28,920.00 —(($28,920.00 ÷ 5) × 1/12 × 24 months))

Changes in Face Amount

Net Premiums you pay are allocated to the Accumulated Value in your base Policy and any charges, withdrawals and distributions are subtracted from that Accumulated Value.

Instead, to determine the cost of insurance charge on each Coverage Layer, as described in the prospectus under YOUR POLICY’S ACCUMULATED VALUE, we discount the total Death Benefit for all Coverage Layers that would have been payable at the beginning of the Policy month and subtract the Accumulated Value in the base Policy at the beginning of the month before the monthly charge is due to determine the total Net Amount At Risk for all Coverage Layers. We then prorate the Net Amount At Risk for each Coverage Layer in the same proportion that the Face Amount of each Coverage Layer bears to the Total Face Amount for all Coverage Layers. The Net Amount At Risk for each Coverage Layer is multiplied by the current cost of insurance rate for that Coverage Layer.

If you elect Death Benefit Option C, your Death Benefit on the base Policy is your base Policy’s Face Amount plus any premium payments you make and less any withdrawals and distributions, subject to a maximum Death Benefit disclosed in your Policy Specifications. If you elect Death Benefit Option C and your Policy’s Death Benefit equals the maximum Death Benefit as shown in your Policy Specifications, the Death Benefit provided by each Coverage

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Layer will be reduced proportionately for purposes of calculating the Net Amount At Risk. Unless you tell us which Coverage Layer(s) to reduce.

MORE ON VARIABLE LIFE INSURANCE AND YOUR TAXES

This discussion about taxes is based on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (IRS). It is based on the Internal Revenue Code (the Tax Code) and does not cover any state or local tax laws. This is not a complete discussion of all federal income tax questions that may arise under the Policy. There are special rules that we do not include here that may apply in certain situations.

We do not make any guarantees about the tax status of your Policy, and you should not consider the discussion that follows to be tax advice. Speak to a qualified tax advisor for complete information about federal, state and local taxes that may apply to you.

We do not know whether the current treatment of life insurance policies under current federal income tax or estate or gift tax laws will continue. We also do not know whether the current interpretations of the laws by the IRS or the courts will remain the same. Future legislation may adversely change the tax treatment of life insurance policies, other tax consequences described in this discussion and in the Policy prospectus section VARIABLE LIFE INSURANCE AND YOUR TAXES or tax consequences that relate directly or indirectly to life insurance policies.

Mortality and Expense Charges

The Tax Code and tax regulations impose limitations on unreasonable mortality and expense charges for purposes of determining whether a policy qualifies as life insurance for federal tax purposes. For life insurance policies entered into on or after October 21, 1988, these calculations must be based upon reasonable mortality charges and other charges reasonably expected to be actually paid.

While the Treasury Department has issued proposed regulations about reasonable standards for mortality charges, the standards that apply to joint survivor life insurance policies are not entirely clear. While we believe that our mortality costs and other expenses used in calculating whether the Policy qualifies as life insurance are reasonable under current laws, we cannot be sure that the IRS agrees with us. We can change our mortality charges if we believe the changes are needed to ensure that your Policy qualifies as a life insurance contract.

Investor Control

For a variable life insurance policy to qualify for tax deferral, assets in the separate accounts supporting the Policy must be considered to be owned by the insurance company and not by the policy owner. Under current U.S. tax law, if a policy owner has excessive control over the investments made by a separate account, or the underlying fund, the policy owner will be taxed currently on income and gains from the account or fund. In other words, in such a case of “investor control” the policy owner would not derive the tax benefits normally associated with variable life insurance.

The application of the investor control doctrine is subject to some uncertainty. Generally, according to the IRS, there are two ways that impermissible investor control may exist. The first relates to the design of the Policy or the relationship between the Policy and a separate account or underlying fund. For example, at various times, the IRS has focused on, among other factors, the number and type of investment choices available pursuant to a given Policy, whether the Policy offers access to funds that are available to the general public, the number of transfers that a policy owner may make from one investment option to another, and the degree to which a policy owner may select or control particular investments.

With respect to this first aspect of investor control, we believe that the design of our Policies and the relationship between our Policies and the portfolios satisfy the current view of the IRS on this subject, such that the investor control doctrine should not apply. However, because of some uncertainty with respect to this subject and because the IRS may issue further guidance on this subject, we reserve the right to make such changes as we deem necessary or appropriate to reduce the risk that your Policy might not qualify as a life insurance policy for tax purposes.

The second way that impermissible investor control might exist concerns your actions. Under case law and IRS guidance, you may not select or control particular investments, other than choosing among broad investment choices

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such as selecting a particular portfolio. You may not select or direct the purchase or sale of a particular investment of a portfolio. All investment decisions concerning the portfolios must be made by the portfolio manager for such portfolio in his or her sole and absolute discretion, and not by the policy owner.

Furthermore, you may not communicate directly or indirectly with such a portfolio manager or any related investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by a portfolio.

Finally, the IRS may issue additional guidance on the investor control doctrine, which might further restrict your actions or features of the Policy. Such guidance could be applied retroactively. If any of the rules outlined above are not complied with, the IRS may seek to tax you currently on income and gains from a portfolio such that you would not derive the tax benefits normally associated with variable life insurance. Although highly unlikely, such an event may have an adverse impact on the Fund and other Policies. We urge you to consult your own tax advisor with respect to the application of the investor control doctrine.

Comparison to Taxable Investments

With respect to taxable investments, current tax law generally provides for a maximum tax rate for individual taxpayers, or entities taxed at the individual level, of 20% on long-term capital gains and on certain “qualifying dividends” on corporate stock. The long-term capital gains rate does not apply to corporations. Corporations pay tax based upon the corporate tax rate, which, depending upon income, may be higher than the long-term capital tax rate for individuals. An individual taxpayer will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

These rules mean that for policyholders who are individuals the tax-related advantage of life insurance compared to certain taxable investments is reduced because the tax burden applicable to long-term capital gains and from certain “qualifying dividends” on corporate stock may be less than the individual’s ordinary income tax rate which is applied to taxable distributions from a life insurance Policy.

MORE ON PACIFIC LIFE AND THE POLICIES

How We Are Organized

Pacific Life was established on January 2, 1868 under the name, Pacific Mutual Life Insurance Company of California. It was reincorporated as Pacific Mutual Life Insurance Company on July 22, 1936. On September 1, 1997, Pacific Life converted from a mutual life insurance company to a stock life insurance company. Pacific Life redomesticated to Nebraska on September 1, 2005. Pacific Life is a subsidiary of Pacific LifeCorp, a holding company, which in turn is a subsidiary of Pacific Mutual Holding Company, a mutual holding company.

Under their charters, Pacific Mutual Holding Company must always hold at least 51% of the outstanding voting stock of Pacific LifeCorp. Pacific LifeCorp must always own 100% of the voting stock of Pacific Life. Owners of Pacific Life’s annuity contracts and life insurance policies have certain membership interests in Pacific Mutual Holding Company. They have the right to vote on the election of the Board of Directors of the mutual holding company and on other matters. They also have certain rights if the mutual holding company is liquidated or dissolved.

Distribution Arrangements

Pacific Select Distributors, LLC (PSD), our subsidiary, acts as the distributor of the Policies. PSD is located at 700 Newport Center Drive, Newport Beach, California 92660. PSD is registered as a broker-dealer with the SEC and is a member of FINRA. We pay PSD for acting as distributor under a distribution agreement. We and PSD enter into selling agreements with broker-dealers whose life insurance producers are authorized by state insurance departments to sell the Policies.

The aggregate amount of underwriting commissions paid to PSD with regard to 2017, 2016 and 2015 was $686,578.66, $1,162,380.37, and $3,961,655.43 respectively, of which $0 was retained.

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PSD or an affiliate pays various sales compensation to broker-dealers that solicit applications for the Policies. PSD or an affiliate also may provide reimbursement for other expenses associated with the promotion and solicitation of applications for the Policies. Commissions are based on “target” premiums we determine. The commissions we pay vary with the agreement, but the most common schedule of commissions we pay is:

• 100% of premiums paid up to the first target premium

• 33.5% of the premiums paid up to the second target premium

• 2.5% of the premiums paid under targets 3-10

• 2% of premiums paid thereafter.

Your life insurance producer typically receives a portion of the compensation that is payable to his or her broker-dealer in connection with the Policy, depending on the agreement between your life insurance producer and his or her firm. Pacific Life is not involved in determining that compensation arrangement, which may present its own incentives or conflicts. You may ask your life insurance producer how he/she will personally be compensated for the transaction.

PSD or an affiliate may pay broker-dealers an annual renewal commission of up to 0.20% of a Policy’s Accumulated Value less any Policy Debt. We calculate the renewal amount monthly and it becomes payable on each Policy Anniversary.

In addition to the commissions described above, we and/or an affiliate may pay additional cash compensation from their own resources in connection with the promotion and solicitation of applications for the Policies by some, but not all, broker-dealers. The additional cash compensation based on premium payments generally does not exceed 14.50% of first target premium and 1% of premiums paid thereafter. Such additional compensation may give Pacific Life greater access to life insurance producers of the broker-dealers that receive such compensation. While this greater access provides the opportunity for training and other educational programs so that your life insurance producer may serve you better, this additional compensation also may afford Pacific Life a “preferred” status at the recipient broker-dealer and provide some other marketing benefit such as website placement, access to life insurance producer lists, extra marketing assistance, or other heightened visibility and access to the broker-dealer’s sales force that otherwise influences the way that the broker-dealer and the life insurance producer market the Policies.

As of December 31, 2017, the following firms have arrangements in effect with PSD pursuant to which the firms are entitled to receive a revenue sharing payment: AIG, AXA advisors LLC, Benefit Funding, Cambridge Inv Research Inc, Capital Investment Group, CBIZ, Cetera Advisor Network, Cetera Advisors LLC, Cetera Advisors Networks LLC, Cetera Financial Specialists LLC, Cetera Investment Services LLC, Commonwealth Financial Network Equity, FAS CORP, First Allied Sec Inc, First Tennessee Bank, FSC Securities Corp, First Heartland Capital Corporation, Futurity First Insurance, Girard Securities, Independent Financial Group, Investacorp , Kestra Investment Services LLC, Linsco Private Ledger Corp, Lion Street Financial LLC, M Holdings Securities, Mercer Allied, P J Robb Variable Corp, ProEquities, PRUCO Securities, Royal Alliance, Sagepoint Financial Inc, Saybrus Equity Svcs Inc, Securian Financial Services, Summit Brokerage Inc, The Huntington Investment Company, The Leaders Group, Transamerica Financial, United Planners, and Woodbury Financial Services.

We or our affiliates may also pay other override payments, expense allowances and reimbursements, bonuses, wholesaler fees, and training and marketing allowances. Such payments may offset the broker-dealer’s expenses in connection with activities that it is required to perform, such as educating personnel and maintaining records. Life insurance producers may also receive non-cash compensation such as expense-paid educational or training seminars involving travel within and outside the U.S. or promotional merchandise.

All of the compensation described in this section, and other compensation or benefits provided by us or our affiliates, may be more or less than the overall compensation on similar or other products and may influence your life insurance producer or broker-dealer to present this Policy over other investment options. You may ask your life insurance producer about these differing and divergent interests and how he/she and his/her broker-dealer are compensated for selling the Policy.

Portfolio managers of the underlying portfolios of Pacific Select Fund available under this Policy may from time to time bear all or a portion of the expenses of conferences or meetings sponsored by Pacific Life or PSD that are

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attended by, among others, life insurance producers of PSD, who would receive information and/or training regarding the Fund’s portfolios and their management by the portfolio managers in addition to information respecting the variable annuity and/or life insurance products issued by Pacific Life and its affiliates. Other persons may also attend all or a portion of any such conferences or meetings, including directors, officers and employees of Pacific Life, officers and trustees of Pacific Select Fund, and spouses/guests of the foregoing. The Pacific Select Fund’s Board of Trustees may hold meetings concurrently with such a conference or meeting. The Pacific Select Fund pays for the expenses of the meetings of its Board of Trustees, including the pro rata share of expenses for attendance by the Trustees at the concurrent conferences or meetings sponsored by Pacific Life or PSD. Additional expenses and promotional items may be paid for by Pacific Life and/or portfolio managers. PSD serves as the Pacific Select Fund’s distributor.

The Separate Account

The Separate Account was established on May 12, 1988 under California law under the authority of our Board of Directors, and is now governed by the laws of the State of Nebraska as a result of Pacific Life’s redomestication to Nebraska on September 1, 2005. It is registered with the SEC as a type of investment company called a unit investment trust. The SEC does not oversee the administration or investment practices or policies of the Separate Account.

The Separate Account is not the only investor in the Funds. Investments in the Funds by other separate accounts for variable annuity contracts and variable life insurance contracts could cause conflicts. For more information, please see the Statement of Additional Information for the Funds.

Pursuant to Commodity Futures Trading Commission Rule 4.5, Pacific Life has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Therefore, it is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.

Performance

Performance information may appear in advertisements, sales literature, or reports to Policy Owners or prospective buyers.

Information about performance of any Variable Account of the Separate Account reflects only the performance of a hypothetical Policy. The calculations are based on allocating the hypothetical Policy’s Accumulated Value to the Variable Account during a particular time period.

Performance information is no guarantee of how a portfolio or Variable Account will perform in the future. You should keep in mind the investment objectives and policies, characteristics and quality of the portfolio of the Fund in which the Variable Account invests, and the market conditions during the period of time that’s shown.

We may show performance information in any way that’s allowed under the law that applies to it. This may include presenting a change in Accumulated Value due to the performance of one or more Variable Accounts, or as a change in a Policy Owner’s Death Benefit.

We may show performance as a change in Accumulated Value over time or in terms of the average annual compounded rate of return on Accumulated Value. This would be based on allocating premium payments for a hypothetical Policy to a particular Variable Account over certain periods of time, including one year, or from the day the Variable Account started operating. If a portfolio has existed for longer than its corresponding Variable Account, we may also show the hypothetical returns that the Variable Account would have achieved had it invested in the portfolio from the day the portfolio started operating.

Performance may reflect the deduction of all Policy charges including premium load, the cost of insurance, the administrative charge, and the mortality and expense risk charge. The different Death Benefit Options will result in different expenses for the cost of insurance, and the varying expenses will result in different Accumulated Values.

Performance may also reflect the deduction of the surrender charge, if it applies, by assuming the hypothetical Policy is surrendered at the end of the particular period. At the same time, we may give other performance figures that do not assume the Policy is surrendered and do not reflect any deduction of the surrender charge.

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We may also show performance of the underlying portfolios based on the change in value of a hypothetical investment over time or in terms of the average annual compounded return over time. Performance of the portfolios will not reflect the deduction of Policy charges. If Policy charges were reflected, the performance would be lower.

In our advertisements, sales literature and reports to Policy Owners, we may compare performance information for a Variable Account to:

• other variable life separate accounts, mutual funds, or investment products tracked by research firms, rating services, companies, publications, or persons who rank separate accounts or investment products on overall performance or other criteria

• the Consumer Price Index, to assess the real rate of return from buying a Policy by taking inflation into consideration

• various indices that are unmanaged.

Reports and promotional literature may also contain our rating or a rating of our claims paying ability. These ratings are set by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

Yields

The yield or total return of any Variable Account or portfolio does not reflect the deduction of Policy charges.

Fidelity® VIP Government Money Market Variable Account

The “yield” (also called “current yield”) of the Fidelity® VIP Government Money Market Variable Account is computed in accordance with a standard method prescribed by the SEC. The net change in the Variable Account’s unit value during a seven-day period is divided by the unit value at the beginning of the period to obtain a base rate of return. The current yield is generated when the base rate is “annualized” by multiplying it by the fraction 365/7; that is, the base rate of return is assumed to be generated each week over a 365-day period and is shown as a percentage of the investment. The “effective yield” of the Fidelity® VIP Government Money Market Variable Account is calculated similarly but, when annualized, the base rate of return is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

The formula for effective yield is: [(Base Period Return + 1) (To the power of 365/7)] – 1.

Realized capital gains or losses and unrealized appreciation or depreciation of the assets of the underlying Fidelity® VIP Government Money Market portfolio are not included in the yield calculation.

Other Variable Accounts

“Yield” of the other Variable Accounts is computed in accordance with a different standard method prescribed by the SEC. For each Variable Account, the net investment income (investment income less expenses) per accumulation unit earned during a specified one month or 30-day period is divided by the unit value on the last day of the specified period. This result is then annualized (that is, the yield is assumed to be generated each month or each 30-day period for a year), according to the following formula, which assumes semiannual compounding:

YIELD = 2[(	a – b	+ 1) [6] – 1]
cd

where:

a =net investment income earned during the period by the underlying portfolio of the Variable Account,

b =expenses accrued for the period (net of reimbursements),

c =the average daily number of accumulation units outstanding during the period that were entitled to receive dividends, and

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d =the unit value of the accumulation units on the last day of the period.

The Variable Accounts’ yields will vary from time to time depending upon market conditions, the composition of each portfolio and operating expenses of the Fund allocated to each portfolio. Consequently, any given performance quotation should not be considered representative of the Variable Account’s performance in the future. Yield should also be considered relative to changes in unit values and to the relative risks associated with the investment policies and objectives of the various portfolios. In addition, because performance will fluctuate, it may not provide a basis for comparing the yield of a Variable Account with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

Fidelity® VIP Government Money Market portfolio

Current yield for the Fidelity® VIP Government Money Market portfolio will be based on the change in the value of a hypothetical investment (exclusive of capital charges) over a particular 7-day period, less a pro-rata share of portfolio expenses accrued over that period (the “base period”), and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. “Effective yield” for the Fidelity® VIP Government Money Market portfolio assumes that all dividends received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield: [(Base Period Return + 1)(To the power of 365/7)] – 1.

Other portfolios

Quotations of yield for the remaining portfolios will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued during the period (“net investment income”), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

YIELD = 2[(	a – b	+ 1)[6] – 1]
cd

where:

a =dividends and interest earned during the period,

b =expenses accrued for the period (net of reimbursements),

c =the average daily number of shares outstanding during the period that were entitled to receive dividends, and

d =the maximum offering price per share on the last day of the period.

Quotations of average annual total return for a portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the portfolio over certain periods that will include a period of one year (or, if less, up to the life of the portfolio), calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return for the period, n = the number of periods, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may also be shown for other periods. All total return figures reflect the deduction of a proportional share of portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

Financial Statements

The financial statements of Pacific Select Exec Separate Account of Pacific Life as of December 31, 2017 and for each of the periods presented are included in this SAI. Pacific Life’s consolidated financial statements as of December 31, 2017 and 2016 and for each of the three years in the period ended December 31, 2017 are included in this SAI. These financial statements should be considered only as bearing on the ability of Pacific Life to meet its obligations under the Policies and not as a bearing on the investment performance of the assets held in the Separate Account.

11

Independent Registered Public Accounting Firm and Independent Auditors

The financial statements of Pacific Select Exec Separate Account of Pacific Life Insurance Company as of December 31, 2017 and for each of the periods presented have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report appearing herein, and is included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements of Pacific Life Insurance Company and Subsidiaries as of December 31, 2017 and 2016 and for each of the three years in the period ended December 31, 2017 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and is included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The business address of Deloitte & Touche LLP is 695 Town Center Drive, Costa Mesa, CA 92626.

12

Form No. 15-28951-10

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
Pacific Life Insurance Company:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Pacific Select Exec Separate Account of Pacific Life Insurance Company (the “Separate Account”) comprising Core Income, Diversified Bond, Floating Rate Income, Floating Rate Loan, High Yield Bond, Inflation Managed, Inflation Strategy, Managed Bond, Short Duration Bond, Emerging Markets Debt, Comstock, Developing Growth, Dividend Growth, Equity Index, Focused Growth, Growth, Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Index, Small-Cap Value, Value Advantage, Emerging Markets, International Large-Cap, International Small-Cap, International Value, Health Sciences, Real Estate, Technology, Currency Strategies, Diversified Alternatives, Equity Long/Short, Global Absolute Return, Pacific Dynamix - Conservative Growth, Pacific Dynamix - Moderate Growth, Pacific Dynamix - Growth, Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, Portfolio Optimization Aggressive-Growth, PSF DFA Balanced Allocation, Invesco V.I. International Growth Series II, American Century VP Mid Cap Value Class II, American Funds IS Asset Allocation Class 4, American Funds IS Growth Class 4, American Funds IS Growth-Income Class 4, BlackRock® Basic Value V.I. Class III, BlackRock Global Allocation V.I. Class III, BlackRock iShares® Alternative Strategies V.I. Class I, BlackRock iShares Dynamic Allocation V.I. Class I, BlackRock iShares Dynamic Fixed Income V.I. Class I, BlackRock iShares Equity Appreciation V.I. Class I, Dreyfus VIF Appreciation Service Shares, Fidelity® VIP Contrafund® Service Class 2, Fidelity VIP Freedom 2010 Portfolio℠ Service Class 2, Fidelity VIP Freedom 2015 Portfolio℠ Service Class 2, Fidelity VIP Freedom 2020 Portfolio℠ Service Class 2, Fidelity VIP Freedom 2025 Portfolio℠ Service Class 2, Fidelity VIP Freedom 2030 Portfolio℠ Service Class 2, Fidelity VIP Freedom 2035 Portfolio℠ Service Class 2, Fidelity VIP Freedom 2045 Portfolio℠ Service Class 2, Fidelity VIP Freedom Income Portfolio℠ Service Class 2, Fidelity VIP Government Money Market Service Class, Fidelity VIP Growth Service Class 2, Fidelity VIP Mid Cap Service Class 2, Fidelity VIP Value Strategies Service Class 2, Templeton Foreign VIP Class 2, Templeton Global Bond VIP Class 2, Janus Henderson Enterprise Service Shares (formerly named Janus Aspen Series Enterprise Service Shares), Janus Henderson Overseas Service Shares (formerly named Janus Aspen Series Overseas Service Shares), Lazard Retirement Global Dynamic Multi-Asset Service Class, Lazard Retirement U.S. Strategic Equity Service Class, ClearBridge Variable Aggressive Growth - Class II, ClearBridge Variable Mid Cap - Class II, Western Asset Variable Global High Yield Bond - Class II, Lord Abbett Bond Debenture Class VC, Lord Abbett Developing Growth Class VC, Lord Abbett Fundamental Equity Class VC, Lord Abbett Total Return Class VC, Variable Account I, Variable Account II, Variable Account III, Variable Account V, MFS® New Discovery Series - Service Class, MFS Utilities Series - Service Class, MFS Value Series - Service Class, Neuberger Berman Socially Responsive I Class, Oppenheimer Global Fund/VA Service Shares, PIMCO Global Multi-Asset Managed Allocation - Advisor Class, Royce Micro-Cap Service Class, State Street Total Return V.I.S. Class 3, T. Rowe Price Blue Chip Growth - II, T. Rowe Price Equity Income - II, and VanEck VIP Global Hard Assets Initial Class Variable Accounts (collectively, the “Variable Accounts”) including the schedule of investments, as of December 31, 2017, the related statements of operations for the year then ended, the statements of changes in net assets for each of the periods presented, the financial highlights for each of the periods presented, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Variable Accounts constituting the Pacific Select Exec Separate Account of Pacific Life Insurance Company as of December 31, 2017, and the results of their operations for the year then ended, the changes in their net assets for each of the periods presented, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on the Separate Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

SA-1

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2017, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California
February 23, 2018

We have served as the auditor of one or more affiliated investment companies of Pacific Select Exec Separate Account of Pacific Life Insurance Company since 1988.

SA-2

PACIFIC SELECT EXEC SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	Pacific Select Fund
Core Income	Core Income Class I *	146,686	$1,510,891	$1,565,279
Diversified Bond	Diversified Bond Class I *	6,859,241	61,902,933	67,890,831
Floating Rate Income	Floating Rate Income Class I *	327,205	3,533,764	3,811,430
Floating Rate Loan	Floating Rate Loan Class I *	2,489,540	15,758,717	17,324,787
High Yield Bond	High Yield Bond Class I *	11,016,461	75,718,963	88,641,675
Inflation Managed	Inflation Managed Class I *	7,404,116	78,714,472	78,120,906
Inflation Strategy	Inflation Strategy Class I *	184,640	1,850,179	1,882,121
Managed Bond	Managed Bond Class I *	20,637,272	239,964,988	263,703,432
Short Duration Bond	Short Duration Bond Class I *	7,248,330	69,522,362	71,288,674
Emerging Markets Debt	Emerging Markets Debt Class I *	582,263	6,286,207	7,170,036
Comstock	Comstock Class I *	3,934,145	41,306,826	62,218,425
Developing Growth	Developing Growth Class I *	1,437,309	14,730,806	21,818,952
Dividend Growth	Dividend Growth Class I *	3,762,646	47,863,596	75,409,598
Equity Index	Equity Index Class I *	11,563,671	371,994,991	727,247,503
Focused Growth	Focused Growth Class I *	1,185,395	19,636,558	31,719,870
Growth	Growth Class I *	8,112,025	121,974,554	229,222,940
Large-Cap Growth	Large-Cap Growth Class I *	5,243,704	33,887,805	57,581,110
Large-Cap Value	Large-Cap Value Class I *	5,542,545	67,950,468	122,613,420
Long/Short Large-Cap	Long/Short Large-Cap Class I *	1,061,671	11,013,999	15,131,140
Main Street® Core	Main Street Core Class I *	5,279,499	109,352,670	204,297,363
Mid-Cap Equity	Mid-Cap Equity Class I *	5,660,675	69,352,427	119,470,336
Mid-Cap Growth	Mid-Cap Growth Class I *	4,733,642	43,130,849	62,456,656
Mid-Cap Value	Mid-Cap Value Class I *	716,774	10,578,422	13,239,139
Small-Cap Equity	Small-Cap Equity Class I *	1,709,774	28,021,907	35,887,181
Small-Cap Index	Small-Cap Index Class I *	10,162,124	121,416,277	238,300,286
Small-Cap Value	Small-Cap Value Class I *	3,444,846	47,283,511	73,765,449
Value Advantage	Value Advantage Class I *	151,374	2,167,289	2,561,459
Emerging Markets	Emerging Markets Class I *	8,655,013	128,295,394	161,066,992
International Large-Cap	International Large-Cap Class I *	19,212,123	132,405,370	184,441,334
International Small-Cap	International Small-Cap Class I *	3,040,023	26,268,996	34,990,088
International Value	International Value Class I *	10,811,537	106,928,999	139,187,659
Health Sciences	Health Sciences Class I *	1,873,967	44,067,839	66,961,068
Real Estate	Real Estate Class I *	3,622,903	66,412,647	87,743,137
Technology	Technology Class I *	3,214,156	17,793,382	22,840,247
Currency Strategies	Currency Strategies Class I *	71,901	794,828	782,858
Diversified Alternatives	Diversified Alternatives Class I *	13,068	146,448	148,396
Equity Long/Short	Equity Long/Short Class I *	797,520	10,154,609	12,028,933
Global Absolute Return	Global Absolute Return Class I *	458,782	5,208,365	5,484,488
Pacific Dynamix - Conservative Growth	Pacific Dynamix - Conservative Growth Class I *	615,352	8,652,608	9,626,031
Pacific Dynamix - Moderate Growth	Pacific Dynamix - Moderate Growth Class I *	2,197,286	36,477,213	43,018,727
Pacific Dynamix - Growth	Pacific Dynamix - Growth Class I *	2,628,855	45,765,164	57,454,491
Portfolio Optimization Conservative	Portfolio Optimization Conservative Class I *	1,172,754	13,283,049	15,027,546
Portfolio Optimization Moderate-Conservative	Portfolio Optimization Moderate-Conservative Class I *	3,873,375	41,974,408	53,816,329
Portfolio Optimization Moderate	Portfolio Optimization Moderate Class I *	16,693,871	173,771,501	248,075,475
Portfolio Optimization Growth	Portfolio Optimization Growth Class I *	21,508,804	219,007,665	341,465,507
Portfolio Optimization Aggressive-Growth	Portfolio Optimization Aggressive-Growth Class I *	9,639,501	101,767,890	157,880,534
PSF DFA Balanced Allocation	PSF DFA Balanced Allocation Class D *	144,489	1,627,724	1,725,808
	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Series II	Invesco V.I. International Growth Series II	810,433	28,427,712	31,874,341

	American Century Variable Portfolios, Inc.
American Century VP Mid Cap Value Class II	American Century VP Mid Cap Value Class II	1,116,519	22,880,505	25,411,966

	American Funds Insurance Series®
American Funds IS Asset Allocation Class 4	American Funds IS Asset Allocation Class 4	2,165,217	46,241,130	50,666,068
American Funds IS Growth Class 4	American Funds IS Growth Class 4	995,683	67,518,816	76,229,480
American Funds IS Growth-Income Class 4	American Funds IS Growth-Income Class 4	1,724,899	78,305,823	85,054,774

	BlackRock® Variable Series Funds, Inc.
BlackRock Basic Value V.I. Class III	BlackRock Basic Value V.I. Class III	1,336,472	19,221,421	20,688,591
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III	4,166,563	60,128,076	61,831,789

See Notes to Financial Statements	See explanation of symbol on page SA-5

SA-3

PACIFIC SELECT EXEC SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2017

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	BlackRock Variable Series Funds, Inc. (Continued)
BlackRock iShares® Alternative Strategies V.I. Class I	BlackRock iShares Alternative Strategies V.I. Class I	152,525	$1,626,423	$1,699,129
BlackRock iShares Dynamic Allocation V.I. Class I	BlackRock iShares Dynamic Allocation V.I. Class I	62,813	636,554	699,105
BlackRock iShares Dynamic Fixed Income V.I. Class I	BlackRock iShares Dynamic Fixed Income V.I. Class I	102,097	1,040,719	1,028,116
BlackRock iShares Equity Appreciation V.I. Class I	BlackRock iShares Equity Appreciation V.I. Class I	113,010	1,184,709	1,327,873

	Dreyfus Variable Investment Fund
Dreyfus VIF Appreciation Service Shares	Dreyfus VIF Appreciation Service Shares	10,670	434,896	473,114

	Fidelity® Variable Insurance Products Funds
Fidelity VIP Contrafund® Service Class 2	Fidelity VIP Contrafund Service Class 2	1,594,749	47,399,124	59,085,454
Fidelity VIP Freedom 2010 PortfolioSM Service Class 2	Fidelity VIP Freedom 2010 Portfolio Service Class 2	108,337	1,330,187	1,446,305
Fidelity VIP Freedom 2015 PortfolioSM Service Class 2	Fidelity VIP Freedom 2015 Portfolio Service Class 2	251,437	3,146,196	3,422,062
Fidelity VIP Freedom 2020 PortfolioSM Service Class 2	Fidelity VIP Freedom 2020 Portfolio Service Class 2	591,951	7,448,885	8,251,794
Fidelity VIP Freedom 2025 PortfolioSM Service Class 2	Fidelity VIP Freedom 2025 Portfolio Service Class 2	689,548	9,167,412	10,026,028
Fidelity VIP Freedom 2030 PortfolioSM Service Class 2	Fidelity VIP Freedom 2030 Portfolio Service Class 2	786,376	10,131,001	11,481,087
Fidelity VIP Freedom 2035 PortfolioSM Service Class 2	Fidelity VIP Freedom 2035 Portfolio Service Class 2	319,458	6,409,854	7,261,285
Fidelity VIP Freedom 2045 PortfolioSM Service Class 2	Fidelity VIP Freedom 2045 Portfolio Service Class 2	295,885	5,697,054	6,367,436
Fidelity VIP Freedom Income PortfolioSM Service Class 2	Fidelity VIP Freedom Income Portfolio Service Class 2	122,201	1,343,350	1,416,311
Fidelity VIP Government Money Market Service Class	Fidelity VIP Government Money Market Service Class	143,550,841	143,550,841	143,550,841
Fidelity VIP Growth Service Class 2	Fidelity VIP Growth Service Class 2	157,626	9,941,968	11,484,633
Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Mid Cap Service Class 2	1,062,933	34,425,398	40,168,220
Fidelity VIP Value Strategies Service Class 2	Fidelity VIP Value Strategies Service Class 2	470,412	6,897,258	6,764,519

	Franklin Templeton Variable Insurance Products Trust
Templeton Foreign VIP Class 2	Templeton Foreign VIP Class 2	1,671,210	24,717,637	25,853,616
Templeton Global Bond VIP Class 2	Templeton Global Bond VIP Class 2	1,962,257	34,442,800	32,396,868

	Janus Aspen Series
Janus Henderson Enterprise Service Shares	Janus Henderson Enterprise Service Shares	281,333	16,359,823	18,756,502
Janus Henderson Overseas Service Shares	Janus Henderson Overseas Service Shares	962,254	29,917,409	29,579,686

	Lazard Retirement Series, Inc.
Lazard Retirement Global Dynamic Multi-Asset Service Class	Lazard Retirement Global Dynamic Multi-Asset Service Class	101,297	1,232,263	1,366,502
Lazard Retirement U.S. Strategic Equity Service Class	Lazard Retirement U.S. Strategic Equity Service Class	98,407	1,171,029	1,278,304

	Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth - Class II	ClearBridge Variable Aggressive Growth - Class II	857,994	24,097,029	22,977,088
ClearBridge Variable Mid Cap - Class II	ClearBridge Variable Mid Cap - Class II	691,044	12,881,732	13,903,796

	Legg Mason Partners Variable Income Trust
Western Asset Variable Global High Yield Bond - Class II	Western Asset Variable Global High Yield Bond - Class II	114,056	866,194	857,700

	Lord Abbett Series Fund, Inc.
Lord Abbett Bond Debenture Class VC	Lord Abbett Bond Debenture Class VC	835,021	10,322,110	10,337,555

Lord Abbett Developing Growth Class VC	Lord Abbett Developing Growth Class VC *	449,705	9,919,255	12,672,694
Lord Abbett Fundamental Equity Class VC	Lord Abbett Fundamental Equity Class VC	336,232	6,425,507	6,341,335
Lord Abbett Total Return Class VC	Lord Abbett Total Return Class VC	2,736,702	46,271,771	45,593,452

	M Fund, Inc.
I	M International Equity	5,599,852	65,527,947	76,045,986
II	M Large Cap Growth	1,857,650	41,127,593	50,175,126
III	M Capital Appreciation	2,064,689	56,302,368	64,500,887
V	M Large Cap Value	2,180,243	28,887,852	30,370,781

	MFS® Variable Insurance Trust
MFS New Discovery Series - Service Class	MFS New Discovery Series - Service Class	1,430,075	23,310,167	26,556,484
MFS Utilities Series - Service Class	MFS Utilities Series - Service Class	402,341	11,567,231	11,659,843
MFS Value Series - Service Class	MFS Value Series - Service Class	845,423	16,006,152	17,373,438

	Neuberger Berman Advisers Management Trust
Neuberger Berman Socially Responsive I Class	Neuberger Berman Socially Responsive I Class	17,668	407,893	452,469

	Oppenheimer Variable Account Funds
Oppenheimer Global Fund/VA Service Shares	Oppenheimer Global Fund/VA Service Shares	216,226	8,316,650	10,136,671

	PIMCO Variable Insurance Trust
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	PIMCO Global Multi-Asset Managed Allocation - Advisor Class	537,873	6,417,273	6,933,185

See Notes to Financial Statements	See explanation of symbol on page SA-5

SA-4

PACIFIC SELECT EXEC SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2017

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	Royce Capital Fund
Royce Micro-Cap Service Class	Royce Micro-Cap Service Class	203,897	$2,125,389	$2,081,789
	State Street Variable Insurance Series Funds, Inc.
State Street Total Return V.I.S. Class 3	State Street Total Return V.I.S. Class 3	81,186	1,530,297	1,613,968

	T. Rowe Price Equity Series, Inc.
T. Rowe Price Blue Chip Growth - II	T. Rowe Price Blue Chip Growth - II	3,473,268	66,462,016	104,857,951
T. Rowe Price Equity Income - II	T. Rowe Price Equity Income - II	2,351,252	62,500,202	68,562,500

	VanEck VIP Trust
VanEck VIP Global Hard Assets Initial Class	VanEck VIP Global Hard Assets Initial Class *	1,405,930	34,076,992	33,362,717

* The variable account did not receive any dividend or capital gain distributions from its underlying portfolio/fund during the reporting period (See Note 3 in Notes to Financial Statements).

See Notes to Financial Statements

SA-5

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	Variable Accounts
	Core	Diversified	Floating	Floating	High Yield	Inflation
	Income	Bond	Rate Income	Rate Loan	Bond	Managed
ASSETS
Investments in mutual funds, at value	$1,565,279	$67,890,831	$3,811,430	$17,324,787	$88,641,675	$78,120,906
Receivables:
Due from Pacific Life Insurance Company	3,951	2,644	2,446	2,191	—	6,682
Investments sold	—	—	—	—	1,770	—
Total Assets	1,569,230	67,893,475	3,813,876	17,326,978	88,643,445	78,127,588
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	1,664	—
Investments purchased	3,950	2,694	2,444	2,200	—	6,761
Total Liabilities	3,950	2,694	2,444	2,200	1,664	6,761
NET ASSETS	$1,565,280	$67,890,781	$3,811,432	$17,324,778	$88,641,781	$78,120,827
Units Outstanding	145,779	4,041,066	327,340	1,421,081	1,170,958	1,282,494
Accumulation Unit Value	$10.74	$16.80	$11.64	$12.19	$75.70	$60.91
Cost of Investments	$1,510,891	$61,902,933	$3,533,764	$15,758,717	$75,718,963	$78,714,472

	Inflation	Managed	Short Duration	Emerging		Developing
	Strategy	Bond	Bond	Markets Debt	Comstock	Growth
ASSETS
Investments in mutual funds, at value	$1,882,121	$263,703,432	$71,288,674	$7,170,036	$62,218,425	$21,818,952
Receivables:
Due from Pacific Life Insurance Company	234	1,249,950	6,049	236	26,051	4
Investments sold	—	—	—	—	—	97
Total Assets	1,882,355	264,953,382	71,294,723	7,170,272	62,244,476	21,819,053
LIABILITIES
Payables:
Investments purchased	234	1,249,911	6,037	233	25,800	—
Total Liabilities	234	1,249,911	6,037	233	25,800	—
NET ASSETS	$1,882,121	$263,703,471	$71,288,686	$7,170,039	$62,218,676	$21,819,053
Units Outstanding	175,180	3,780,655	5,442,202	569,579	2,386,466	830,450
Accumulation Unit Value	$10.74	$69.75	$13.10	$12.59	$26.07	$26.27
Cost of Investments	$1,850,179	$239,964,988	$69,522,362	$6,286,207	$41,306,826	$14,730,806

	Dividend	Equity	Focused		Large-Cap	Large-Cap
	Growth	Index	Growth	Growth	Growth	Value
ASSETS
Investments in mutual funds, at value	$75,409,598	$727,247,503	$31,719,870	$229,222,940	$57,581,110	$122,613,420
Receivables:
Due from Pacific Life Insurance Company	—	2,703,189	5,559	23,132	—	21,612
Investments sold	81,138	—	—	—	88,784	—
Total Assets	75,490,736	729,950,692	31,725,429	229,246,072	57,669,894	122,635,032
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	81,050	—	—	—	88,734	—
Investments purchased	—	2,702,683	5,543	23,053	—	21,133
Total Liabilities	81,050	2,702,683	5,543	23,053	88,734	21,133
NET ASSETS	$75,409,686	$727,248,009	$31,719,886	$229,223,019	$57,581,160	$122,613,899
Units Outstanding	2,445,375	5,817,356	977,431	2,154,781	3,136,938	3,596,260
Accumulation Unit Value	$30.84	$125.01	$32.45	$106.38	$18.36	$34.09
Cost of Investments	$47,863,596	$371,994,991	$19,636,558	$121,974,554	$33,887,805	$67,950,468

See Notes to Financial Statements

SA-6

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2017

	Variable Accounts
	Long/Short	Main Street	Mid-Cap	Mid-Cap	Mid-Cap	Small-Cap
	Large-Cap	Core	Equity	Growth	Value	Equity
ASSETS
Investments in mutual funds, at value	$15,131,140	$204,297,363	$119,470,336	$62,456,656	$13,239,139	$35,887,181
Receivables:
Due from Pacific Life Insurance Company	1,691	—	—	—	784	5,333
Investments sold	—	101,914	13,434	43,374	—	—
Total Assets	15,132,831	204,399,277	119,483,770	62,500,030	13,239,923	35,892,514
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	101,879	13,104	43,530	—	—
Investments purchased	1,664	—	—	—	809	5,252
Total Liabilities	1,664	101,879	13,104	43,530	809	5,252
NET ASSETS	$15,131,167	$204,297,398	$119,470,666	$62,456,500	$13,239,114	$35,887,262
Units Outstanding	690,123	1,732,345	2,128,043	2,965,957	366,995	1,060,075
Accumulation Unit Value	$21.93	$117.93	$56.14	$21.06	$36.07	$33.85
Cost of Investments	$11,013,999	$109,352,670	$69,352,427	$43,130,849	$10,578,422	$28,021,907

	Small-Cap	Small-Cap	Value	Emerging	International	International
	Index	Value	Advantage	Markets	Large-Cap	Small-Cap
ASSETS
Investments in mutual funds, at value	$238,300,286	$73,765,449	$2,561,459	$161,066,992	$184,441,334	$34,990,088
Receivables:
Due from Pacific Life Insurance Company	—	503,475	3,129	874,606	—	28,814
Investments sold	457	—	—	—	53,568	—
Total Assets	238,300,743	74,268,924	2,564,588	161,941,598	184,494,902	35,018,902
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	993	—	—	—	53,736	—
Investments purchased	—	503,415	3,128	874,814	—	28,759
Total Liabilities	993	503,415	3,128	874,814	53,736	28,759
NET ASSETS	$238,299,750	$73,765,509	$2,561,460	$161,066,784	$184,441,166	$34,990,143
Units Outstanding	5,727,336	1,357,500	151,366	3,152,903	9,627,555	2,008,375
Accumulation Unit Value	$41.61	$54.34	$16.92	$51.09	$19.16	$17.42
Cost of Investments	$121,416,277	$47,283,511	$2,167,289	$128,295,394	$132,405,370	$26,268,996

	International	Health	Real		Currency	Diversified
	Value	Sciences	Estate	Technology	Strategies	Alternatives
ASSETS
Investments in mutual funds, at value	$139,187,659	$66,961,068	$87,743,137	$22,840,247	$782,858	$148,396
Receivables:
Due from Pacific Life Insurance Company	—	—	14,724	9,851	1	—
Investments sold	24,564	85,516	—	—	—	—
Total Assets	139,212,223	67,046,584	87,757,861	22,850,098	782,859	148,396
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	24,640	85,496	—	—	—	—
Investments purchased	—	—	14,793	9,897	—	—
Total Liabilities	24,640	85,496	14,793	9,897	—	—
NET ASSETS	$139,187,583	$66,961,088	$87,743,068	$22,840,201	$782,859	$148,396
Units Outstanding	4,286,343	1,110,267	1,260,249	1,831,834	73,461	13,280
Accumulation Unit Value	$32.47	$60.31	$69.62	$12.47	$10.66	$11.17
Cost of Investments	$106,928,999	$44,067,839	$66,412,647	$17,793,382	$794,828	$146,448

See Notes to Financial Statements

SA-7

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2017

	Variable Accounts
			Pacific	Pacific
		Global	Dynamix -	Dynamix -	Pacific	Portfolio
	Equity	Absolute	Conservative	Moderate	Dynamix -	Optimization
	Long/Short	Return	Growth	Growth	Growth	Conservative
ASSETS
Investments in mutual funds, at value	$12,028,933	$5,484,488	$9,626,031	$43,018,727	$57,454,491	$15,027,546
Receivables:
Due from Pacific Life Insurance Company	1,679	—	4,917	138,471	299,001	151
Total Assets	12,030,612	5,484,488	9,630,948	43,157,198	57,753,492	15,027,697
LIABILITIES
Payables:
Investments purchased	1,683	—	4,916	138,500	299,009	153
Total Liabilities	1,683	—	4,916	138,500	299,009	153
NET ASSETS	$12,028,929	$5,484,488	$9,626,032	$43,018,698	$57,454,483	$15,027,544
Units Outstanding	794,888	470,174	506,025	1,948,157	2,256,763	1,133,653
Accumulation Unit Value	$15.13	$11.66	$19.02	$22.08	$25.46	$13.26
Cost of Investments	$10,154,609	$5,208,365	$8,652,608	$36,477,213	$45,765,164	$13,283,049

	Portfolio			Portfolio		Invesco V.I.
	Optimization	Portfolio	Portfolio	Optimization	PSF DFA	International
	Moderate-	Optimization	Optimization	Aggressive-	Balanced	Growth
	Conservative	Moderate	Growth	Growth	Allocation	Series II
ASSETS
Investments in mutual funds, at value	$53,816,329	$248,075,475	$341,465,507	$157,880,534	$1,725,808	$31,874,341
Receivables:
Due from Pacific Life Insurance Company	8,878	—	34,559	308,830	—	897,027
Investments sold	—	868,137	—	—	—	—
Total Assets	53,825,207	248,943,612	341,500,066	158,189,364	1,725,808	32,771,368
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	867,954	—	—	—	—
Investments purchased	8,937	—	34,625	309,011	—	897,008
Total Liabilities	8,937	867,954	34,625	309,011	—	897,008
NET ASSETS	$53,816,270	$248,075,658	$341,465,441	$157,880,353	$1,725,808	$31,874,360
Units Outstanding	3,757,613	16,249,004	21,030,059	9,461,777	144,930	2,158,059
Accumulation Unit Value	$14.32	$15.27	$16.24	$16.69	$11.91	$14.77
Cost of Investments	$41,974,408	$173,771,501	$219,007,665	$101,767,890	$1,627,724	$28,427,712

	American					BlackRock
	Century	American Funds	American Funds	American Funds	BlackRock	Global
	VP Mid Cap	IS Asset Allocation	IS Growth	IS Growth-Income	Basic Value	Allocation
	Value Class II	Class 4	Class 4	Class 4	V.I. Class III	V.I. Class III
ASSETS
Investments in mutual funds, at value	$25,411,966	$50,666,068	$76,229,480	$85,054,774	$20,688,591	$61,831,789
Receivables:
Due from Pacific Life Insurance Company	534,518	14,958	10,365	—	3,128	—
Investments sold	—	—	—	134,835	—	5,900
Total Assets	25,946,484	50,681,026	76,239,845	85,189,609	20,691,719	61,837,689
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	134,824	—	5,918
Investments purchased	534,528	14,968	10,408	—	3,110	—
Total Liabilities	534,528	14,968	10,408	134,824	3,110	5,918
NET ASSETS	$25,411,956	$50,666,058	$76,229,437	$85,054,785	$20,688,609	$61,831,771
Units Outstanding	1,176,754	1,797,931	2,410,313	3,106,257	885,032	2,704,263
Accumulation Unit Value	$21.59	$28.18	$31.63	$27.38	$23.38	$22.86
Cost of Investments	$22,880,505	$46,241,130	$67,518,816	$78,305,823	$19,221,421	$60,128,076

See Notes to Financial Statements

SA-8

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2017

	Variable Accounts
	BlackRock	BlackRock	BlackRock	BlackRock
	iShares Alternative	iShares Dynamic	iShares Dynamic	iShares Equity	Dreyfus VIF	Fidelity VIP
	Strategies	Allocation	Fixed Income	Appreciation	Appreciation	Contrafund
	V.I. Class I	V.I. Class I	V.I. Class I	V.I. Class I	Service Shares	Service Class 2
ASSETS
Investments in mutual funds, at value	$1,699,129	$699,105	$1,028,116	$1,327,873	$473,114	$59,085,454
Receivables:
Due from Pacific Life Insurance Company	—	1,860	—	—	—	5,143
Investments sold	16,646	—	—	12,909	1	—
Total Assets	1,715,775	700,965	1,028,116	1,340,782	473,115	59,090,597
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	16,645	—	—	12,908	1	—
Investments purchased	—	1,861	—	—	—	5,247
Total Liabilities	16,645	1,861	—	12,908	1	5,247
NET ASSETS	$1,699,130	$699,104	$1,028,116	$1,327,874	$473,114	$59,085,350
Units Outstanding	149,735	61,462	97,616	112,617	29,840	1,995,114
Accumulation Unit Value	$11.35	$11.37	$10.53	$11.79	$15.86	$29.62
Cost of Investments	$1,626,423	$636,554	$1,040,719	$1,184,709	$434,896	$47,399,124

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2010	Freedom 2015	Freedom 2020	Freedom 2025	Freedom 2030	Freedom 2035
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2
ASSETS
Investments in mutual funds, at value	$1,446,305	$3,422,062	$8,251,794	$10,026,028	$11,481,087	$7,261,285
Receivables:
Due from Pacific Life Insurance Company	1	—	13	1,107	250	—
Investments sold	—	—	—	—	—	26,090
Total Assets	1,446,306	3,422,062	8,251,807	10,027,135	11,481,337	7,287,375
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	7	—	—	—	26,088
Investments purchased	—	—	—	1,099	243	—
Total Liabilities	—	7	—	1,099	243	26,088
NET ASSETS	$1,446,306	$3,422,055	$8,251,807	$10,026,036	$11,481,094	$7,261,287
Units Outstanding	90,352	211,178	514,191	595,571	688,721	409,702
Accumulation Unit Value	$16.01	$16.20	$16.05	$16.83	$16.67	$17.72
Cost of Investments	$1,330,187	$3,146,196	$7,448,885	$9,167,412	$10,131,001	$6,409,854

	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2045	Freedom Income	Government	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Portfolio	Portfolio	Money Market	Growth	Mid Cap	Value Strategies
	Service Class 2	Service Class 2	Service Class	Service Class 2	Service Class 2	Service Class 2
ASSETS
Investments in mutual funds, at value	$6,367,436	$1,416,311	$143,550,841	$11,484,633	$40,168,220	$6,764,519
Receivables:
Due from Pacific Life Insurance Company	1,175	637	505,146	—	—	25,435
Investments sold	—	—	—	70,143	8,237	—
Total Assets	6,368,611	1,416,948	144,055,987	11,554,776	40,176,457	6,789,954
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	70,133	8,119	—
Investments purchased	1,174	640	504,874	—	—	25,432
Total Liabilities	1,174	640	504,874	70,133	8,119	25,432
NET ASSETS	$6,367,437	$1,416,308	$143,551,113	$11,484,643	$40,168,338	$6,764,522
Units Outstanding	354,672	97,677	14,255,248	382,067	1,260,670	268,653
Accumulation Unit Value	$17.95	$14.50	$10.07	$30.06	$31.86	$25.18
Cost of Investments	$5,697,054	$1,343,350	$143,550,841	$9,941,968	$34,425,398	$6,897,258

See Notes to Financial Statements

SA-9

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2017

	Variable Accounts
			Janus	Janus	Lazard Retirement	Lazard
		Templeton	Henderson	Henderson	Global Dynamic	Retirement U.S.
	Templeton Foreign	Global Bond	Enterprise	Overseas	Multi-Asset	Strategic Equity
	VIP Class 2	VIP Class 2	Service Shares	Service Shares	Service Class	Service Class
ASSETS
Investments in mutual funds, at value	$25,853,616	$32,396,868	$18,756,502	$29,579,686	$1,366,502	$1,278,304
Receivables:
Due from Pacific Life Insurance Company	1,013,704	4,807	301,096	80	8,398	—
Total Assets	26,867,320	32,401,675	19,057,598	29,579,766	1,374,900	1,278,304
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	—	3
Investments purchased	1,012,912	4,791	301,093	230	8,397	—
Total Liabilities	1,012,912	4,791	301,093	230	8,397	3
NET ASSETS	$25,854,408	$32,396,884	$18,756,505	$29,579,536	$1,366,503	$1,278,301
Units Outstanding	1,843,186	2,603,285	659,947	2,699,606	108,305	70,042
Accumulation Unit Value	$14.03	$12.44	$28.42	$10.96	$12.62	$18.25
Cost of Investments	$24,717,637	$34,442,800	$16,359,823	$29,917,409	$1,232,263	$1,171,029

	ClearBridge	ClearBridge	Western Asset	Lord Abbett		Lord Abbett
	Variable	Variable	Variable Global	Bond	Lord Abbett	Fundamental
	Aggressive Growth -	Mid Cap -	High Yield Bond -	Debenture	Developing Growth	Equity
	Class II	Class II	Class II	Class VC	Class VC	Class VC
ASSETS
Investments in mutual funds, at value	$22,977,088	$13,903,796	$857,700	$10,337,555	$12,672,694	$6,341,335
Receivables:
Due from Pacific Life Insurance Company	4,643	73,013	1	1,916,206	498	434
Total Assets	22,981,731	13,976,809	857,701	12,253,761	12,673,192	6,341,769
LIABILITIES
Payables:
Investments purchased	4,656	73,028	—	1,916,184	623	435
Total Liabilities	4,656	73,028	—	1,916,184	623	435
NET ASSETS	$22,977,075	$13,903,781	$857,701	$10,337,577	$12,672,569	$6,341,334
Units Outstanding	967,177	636,772	75,413	847,582	675,697	307,699
Accumulation Unit Value	$23.76	$21.83	$11.37	$12.20	$18.75	$20.61
Cost of Investments	$24,097,029	$12,881,732	$866,194	$10,322,110	$9,919,255	$6,425,507

						MFS
	Lord Abbett					New Discovery
	Total Return					Series -
	Class VC	I	II	III	V	Service Class
ASSETS
Investments in mutual funds, at value	$45,593,452	$76,045,986	$50,175,126	$64,500,887	$30,370,781	$26,556,484
Receivables:
Due from Pacific Life Insurance Company	20,720	5,292	5,817	56,454	4,242	1,335
Total Assets	45,614,172	76,051,278	50,180,943	64,557,341	30,375,023	26,557,819
LIABILITIES
Payables:
Investments purchased	20,731	5,366	5,117	56,140	4,530	1,344
Total Liabilities	20,731	5,366	5,117	56,140	4,530	1,344
NET ASSETS	$45,593,441	$76,045,912	$50,175,826	$64,501,201	$30,370,493	$26,556,475
Units Outstanding	4,107,392	1,905,029	805,188	674,210	969,099	1,094,536
Accumulation Unit Value	$11.10	$39.92	$62.32	$95.67	$31.34	$24.26
Cost of Investments	$46,271,771	$65,527,947	$41,127,593	$56,302,368	$28,887,852	$23,310,167

See Notes to Financial Statements

SA-10

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2017

	Variable Accounts
					PIMCO
	MFS	MFS	Neuberger Berman		Global Multi-
	Utilities	Value	Socially	Oppenheimer	Asset Managed	Royce
	Series -	Series -	Responsive	Global Fund/VA	Allocation -	Micro-Cap
	Service Class	Service Class	I Class	Service Shares	Advisor Class	Service Class
ASSETS
Investments in mutual funds, at value	$11,659,843	$17,373,438	$452,469	$10,136,671	$6,933,185	$2,081,789
Receivables:
Due from Pacific Life Insurance Company	3,885	1,280,577	429	37,220	—	2,931
Total Assets	11,663,728	18,654,015	452,898	10,173,891	6,933,185	2,084,720
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	52	—
Investments purchased	3,858	1,280,583	429	36,737	45	2,969
Total Liabilities	3,858	1,280,583	429	36,737	97	2,969
NET ASSETS	$11,659,870	$17,373,432	$452,469	$10,137,154	$6,933,088	$2,081,751
Units Outstanding	630,731	1,338,421	26,217	610,541	612,282	149,935
Accumulation Unit Value	$18.49	$12.98	$17.26	$16.60	$11.32	$13.88
Cost of Investments	$11,567,231	$16,006,152	$407,893	$8,316,650	$6,417,273	$2,125,389

	State Street	T. Rowe Price	T. Rowe Price	VanEck VIP
	Total Return	Blue Chip	Equity	Global Hard Assets
	V.I.S. Class 3	Growth - II	Income - II	Initial Class
ASSETS
Investments in mutual funds, at value	$1,613,968	$104,857,951	$68,562,500	$33,362,717
Receivables:
Due from Pacific Life Insurance Company	—	1,315,283	1,368	13,906
Total Assets	1,613,968	106,173,234	68,563,868	33,376,623
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	1	—	—	—
Investments purchased	—	1,315,379	1,495	13,934
Total Liabilities	1	1,315,379	1,495	13,934
NET ASSETS	$1,613,967	$104,857,855	$68,562,373	$33,362,689
Units Outstanding	96,389	3,038,914	2,895,397	1,613,669
Accumulation Unit Value	$16.74	$34.51	$23.68	$20.68
Cost of Investments	$1,530,297	$66,462,016	$62,500,202	$34,076,992

See Notes to Financial Statements

SA-11

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2017

	Variable Accounts
	Core	Diversified	Floating	Floating	High Yield	Inflation
	Income	Bond	Rate Income	Rate Loan	Bond	Managed
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	14,747	603,336	193,575	254,796	2,231,473	(1,824,329)
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	14,747	603,336	193,575	254,796	2,231,473	(1,824,329)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	42,959	3,572,448	(37,078)	387,384	4,412,709	4,683,673
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$57,706	$4,175,784	$156,497	$642,180	$6,644,182	$2,859,344

	Inflation	Managed	Short Duration	Emerging		Developing
	Strategy	Bond	Bond	Markets Debt	Comstock	Growth
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	4,266	1,067,613	420,733	66,959	2,049,817	398,700
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	4,266	1,067,613	420,733	66,959	2,049,817	398,700
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	53,212	10,802,674	418,179	621,901	7,439,293	4,919,000
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$57,478	$11,870,287	$838,912	$688,860	$9,489,110	$5,317,700

	Dividend	Equity	Focused		Large-Cap	Large-Cap
	Growth	Index	Growth	Growth	Growth	Value
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	4,989,046	25,492,901	1,879,602	4,843,924	2,549,973	6,841,677
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	4,989,046	25,492,901	1,879,602	4,843,924	2,549,973	6,841,677
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	7,598,066	106,325,083	5,787,518	51,205,749	12,521,454	8,635,101
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,587,112	$131,817,984	$7,667,120	$56,049,673	$15,071,427	$15,476,778

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

SA-12

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2017

	Variable Accounts
	Long/Short	Main Street	Mid-Cap	Mid-Cap	Mid-Cap	Small-Cap
	Large-Cap	Core	Equity	Growth	Value	Equity
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	630,948	9,233,107	9,842,670	564,503	424,177	1,443,599
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	630,948	9,233,107	9,842,670	564,503	424,177	1,443,599
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	2,090,793	22,124,670	15,992,947	11,732,921	1,310,859	1,344,640
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,721,741	$31,357,777	$25,835,617	$12,297,424	$1,735,036	$2,788,239

	Small-Cap	Small-Cap	Value	Emerging	International	International
	Index	Value	Advantage	Markets	Large-Cap	Small-Cap
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	12,919,273	3,284,820	108,321	1,885,590	5,196,580	908,280
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	12,919,273	3,284,820	108,321	1,885,590	5,196,580	908,280
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	17,776,223	2,610,326	204,714	38,694,619	36,115,051	7,198,764
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$30,695,496	$5,895,146	$313,035	$40,580,209	$41,311,631	$8,107,044

	International	Health	Real		Currency	Diversified
	Value	Sciences	Estate	Technology	Strategies	Alternatives
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	2,096,447	4,451,546	4,297,917	1,003,735	8,026	744
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	2,096,447	4,451,546	4,297,917	1,003,735	8,026	744
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	23,082,723	8,905,849	(1,577,951)	4,946,714	(37,474)	1,604
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$25,179,170	$13,357,395	$2,719,966	$5,950,449	$(29,448)	$2,348

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

SA-13

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2017

	Variable Accounts
			Pacific	Pacific
		Global	Dynamix -	Dynamix -	Pacific	Portfolio
	Equity	Absolute	Conservative	Moderate	Dynamix -	Optimization
	Long/Short	Return	Growth	Growth	Growth	Conservative
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	129,465	74,915	270,041	1,234,509	581,772	852,649
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	129,465	74,915	270,041	1,234,509	581,772	852,649
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,361,058	130,376	537,300	3,499,202	7,017,973	333,900
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,490,523	$205,291	$807,341	$4,733,711	$7,599,745	$1,186,549

	Portfolio			Portfolio		Invesco V.I.
	Optimization	Portfolio	Portfolio	Optimization	PSF DFA	International
	Moderate-	Optimization	Optimization	Aggressive-	Balanced	Growth
	Conservative	Moderate	Growth	Growth	Allocation	Series II
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$358,605
Net Investment Income	—	—	—	—	—	358,605
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	1,355,957	6,142,693	8,554,684	4,185,590	29,890	66,291
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	1,355,957	6,142,693	8,554,684	4,185,590	29,890	66,291
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	3,766,566	23,574,102	40,701,971	20,978,530	92,144	5,049,377
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,122,523	$29,716,795	$49,256,655	$25,164,120	$122,034	$5,474,273

	American					BlackRock
	Century	American Funds	American Funds	American Funds	BlackRock	Global
	VP Mid Cap	IS Asset Allocation	IS Growth	IS Growth-Income	Basic Value	Allocation
	Value Class II	Class 4	Class 4	Class 4	V.I. Class III	V.I. Class III
INVESTMENT INCOME
Dividends (1)	$384,946	$633,986	$305,895	$1,024,735	$245,882	$770,214
Net Investment Income	384,946	633,986	305,895	1,024,735	245,882	770,214
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	1,992,784	341,870	379,554	66,641	(1,939,114)	(106,510)
Capital gain distributions (1)	644,520	2,005,931	6,719,126	5,024,021	876,916	709,310
Realized Gain (Loss) on Investments	2,637,304	2,347,801	7,098,680	5,090,662	(1,062,198)	602,800
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	50,052	3,524,593	9,564,435	9,388,064	2,389,687	6,337,194
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,072,302	$6,506,380	$16,969,010	$15,503,461	$1,573,371	$7,710,208

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

SA-14

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2017

	Variable Accounts
	BlackRock	BlackRock	BlackRock	BlackRock
	iShares Alternative	iShares Dynamic	iShares Dynamic	iShares Equity	Dreyfus VIF	Fidelity VIP
	Strategies	Allocation	Fixed Income	Appreciation	Appreciation	Contrafund
	V.I. Class I	V.I. Class I	V.I. Class I	V.I. Class I	Service Shares	Service Class 2
INVESTMENT INCOME
Dividends (1)	$45,375	$12,824	$20,727	$23,058	$4,304	$432,348
Net Investment Income	45,375	12,824	20,727	23,058	4,304	432,348
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	24,252	6,815	(229)	23,575	(13,210)	2,612,554
Capital gain distributions (1)	—	—	—	—	48,679	3,019,111
Realized Gain (Loss) on Investments	24,252	6,815	(229)	23,575	35,469	5,631,665
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	108,376	56,488	6,874	130,692	68,046	4,802,233
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$178,003	$76,127	$27,372	$177,325	$107,819	$10,866,246

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2010	Freedom 2015	Freedom 2020	Freedom 2025	Freedom 2030	Freedom 2035
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2
INVESTMENT INCOME
Dividends (1)	$18,296	$42,233	$98,206	$118,358	$124,547	$68,259
Net Investment Income	18,296	42,233	98,206	118,358	124,547	68,259
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	6,305	116,399	296,282	384,324	658,353	67,914
Capital gain distributions (1)	28,475	92,017	227,739	267,343	387,791	176,337
Realized Gain (Loss) on Investments	34,780	208,416	524,021	651,667	1,046,144	244,251
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	106,208	219,001	576,657	856,368	883,216	817,693
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$159,284	$469,650	$1,198,884	$1,626,393	$2,053,907	$1,130,203

	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2045	Freedom Income	Government	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Portfolio	Portfolio	Money Market	Growth	Mid Cap	Value Strategies
	Service Class 2	Service Class 2	Service Class	Service Class 2	Service Class 2	Service Class 2
INVESTMENT INCOME
Dividends (1)	$57,512	$18,273	$858,222	$6,301	$183,589	$78,503
Net Investment Income	57,512	18,273	858,222	6,301	183,589	78,503
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	31,502	15,330	—	214,204	552,879	77,511
Capital gain distributions (1)	148,972	12,855	—	587,327	1,705,616	1,479,862
Realized Gain (Loss) on Investments	180,474	28,185	—	801,531	2,258,495	1,557,373
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	671,617	70,451	—	1,725,358	4,562,239	(543,409)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$909,603	$116,909	$858,222	$2,533,190	$7,004,323	$1,092,467

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

SA-15

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2017

	Variable Accounts
			Janus	Janus	Lazard Retirement	Lazard
		Templeton	Henderson	Henderson	Global Dynamic	Retirement U.S.
	Templeton Foreign	Global Bond	Enterprise	Overseas	Multi-Asset	Strategic Equity
	VIP Class 2	VIP Class 2	Service Shares	Service Shares	Service Class	Service Class
INVESTMENT INCOME
Dividends (1)	$594,580	$—	$24,323	$268,412	$—	$19,386
Net Investment Income	594,580	—	24,323	268,412	—	19,386
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(452,238)	(516,246)	187,092	(485,030)	7,953	(17,356)
Capital gain distributions (1)	—	100,765	1,111,849	—	71,423	37,032
Realized Gain (Loss) on Investments	(452,238)	(415,481)	1,298,941	(485,030)	79,376	19,676
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	3,264,275	1,001,028	2,594,399	4,368,730	145,789	172,209
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,406,617	$585,547	$3,917,663	$4,152,112	$225,165	$211,271

	ClearBridge	ClearBridge	Western Asset	Lord Abbett		Lord Abbett
	Variable	Variable	Variable Global	Bond	Lord Abbett	Fundamental
	Aggressive Growth -	Mid Cap -	High Yield Bond -	Debenture	Developing Growth	Equity
	Class II	Class II	Class II	Class VC	Class VC	Class VC
INVESTMENT INCOME
Dividends (1)	$58,997	$25,571	$36,343	$340,839	$—	$64,408
Net Investment Income	58,997	25,571	36,343	340,839	—	64,408
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(86,081)	84,171	16,042	131,715	(131,131)	(80,236)
Capital gain distributions (1)	1,463,123	759,589	—	80,295	—	476,477
Realized Gain (Loss) on Investments	1,377,042	843,760	16,042	212,010	(131,131)	396,241
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,698,119	759,312	(7,012)	41,267	2,923,340	267,409
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,134,158	$1,628,643	$45,373	$594,116	$2,792,209	$728,058

						MFS
	Lord Abbett					New Discovery
	Total Return					Series -
	Class VC	I	II	III	V	Service Class
INVESTMENT INCOME
Dividends (1)	$1,086,206	$1,179,313	$—	$—	$425,439	$—
Net Investment Income	1,086,206	1,179,313	—	—	425,439	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(112,106)	631,556	2,128,150	2,816,750	957,599	307,771
Capital gain distributions (1)	—	—	1,349,262	6,739,279	1,419,409	464,819
Realized Gain (Loss) on Investments	(112,106)	631,556	3,477,412	9,556,029	2,377,008	772,590
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	645,583	13,132,846	10,939,269	1,027,695	1,201,252	3,465,719
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,619,683	$14,943,715	$14,416,681	$10,583,724	$4,003,699	$4,238,309

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

SA-16

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2017

	Variable Accounts
					PIMCO
	MFS	MFS	Neuberger Berman		Global Multi-
	Utilities	Value	Socially	Oppenheimer	Asset Managed	Royce
	Series -	Series -	Responsive	Global Fund/VA	Allocation -	Micro-Cap
	Service Class	Service Class	I Class	Service Shares	Advisor Class	Service Class
INVESTMENT INCOME
Dividends (1)	$493,175	$231,012	$2,029	$57,328	$136,534	$11,044
Net Investment Income	493,175	231,012	2,029	57,328	136,534	11,044
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(469,115)	210,635	4,171	(96,717)	(22,523)	(73,568)
Capital gain distributions (1)	—	535,090	14,598	—	—	213,461
Realized Gain (Loss) on Investments	(469,115)	745,725	18,769	(96,717)	(22,523)	139,893
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,555,499	1,104,278	42,821	2,407,224	701,749	(60,709)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,579,559	$2,081,015	$63,619	$2,367,835	$815,760	$90,228

	State Street	T. Rowe Price	T. Rowe Price	VanEck VIP
	Total Return	Blue Chip	Equity	Global Hard Assets
	V.I.S. Class 3	Growth - II	Income - II	Initial Class
INVESTMENT INCOME
Dividends (1)	$27,300	$—	$983,137	$—
Net Investment Income	27,300	—	983,137	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(4,087)	2,999,987	1,483,049	(2,392,828)
Capital gain distributions (1)	42,178	1,221,752	6,497,430	—
Realized Gain (Loss) on Investments	38,091	4,221,739	7,980,479	(2,392,828)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	140,837	22,862,432	513,522	1,387,277
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$206,228	$27,084,171	$9,477,138	$(1,005,551)

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

SA-17

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	Core Income		Diversified Bond		Floating Rate Income
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	14,747	25,684	603,336	1,676,990	193,575	15,382
Change in net unrealized appreciation (depreciation) on investments	42,959	14,336	3,572,448	1,388,536	(37,078)	317,931
Net Increase (Decrease) in Net Assets Resulting from Operations	57,706	40,020	4,175,784	3,065,526	156,497	333,313
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	190,319	96,165	2,605,467	2,298,591	177,921	202,224
Transfers between variable and fixed accounts, net	476,564	619,533	7,069,270	(873,174)	(1,021,936)	1,632,785
Policy maintenance charges	(98,688)	(75,953)	(2,395,321)	(2,671,641)	(165,744)	(169,612)
Policy benefits and terminations	(18,638)	(29,098)	(3,499,235)	(1,520,225)	(344,259)	(162,680)
Policy loans and loan repayments	(5,572)	(22,943)	27,821	(28,865)	111,927	31,932
Other	623	201	24,415	10,351	3,214	4,417
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	544,608	587,905	3,832,417	(2,784,963)	(1,238,877)	1,539,066
NET INCREASE (DECREASE) IN NET ASSETS	602,314	627,925	8,008,201	280,563	(1,082,380)	1,872,379
NET ASSETS
Beginning of Year	962,966	335,041	59,882,580	59,602,017	4,893,812	3,021,433
End of Year	$1,565,280	$962,966	$67,890,781	$59,882,580	$3,811,432	$4,893,812

	Floating Rate Loan		High Yield Bond		Inflation Managed
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	254,796	112,900	2,231,473	2,560,853	(1,824,329)	(2,665,174)
Change in net unrealized appreciation (depreciation) on investments	387,384	1,159,943	4,412,709	9,029,968	4,683,673	6,942,170
Net Increase (Decrease) in Net Assets Resulting from Operations	642,180	1,272,843	6,644,182	11,590,821	2,859,344	4,276,996
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	844,330	869,865	4,082,838	3,935,773	3,833,023	3,878,082
Transfers between variable and fixed accounts, net	1,036,883	2,172,663	(2,210,892)	4,169,786	(1,585,714)	(6,605,679)
Policy maintenance charges	(812,924)	(782,174)	(3,518,255)	(3,762,177)	(3,552,813)	(4,156,004)
Policy benefits and terminations	(489,852)	(365,029)	(3,008,355)	(4,690,004)	(3,293,609)	(3,987,392)
Policy loans and loan repayments	7,134	(160,447)	291,984	176,354	(44,386)	(184,939)
Other	10,590	7,752	44,065	27,753	52,688	36,755
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	596,161	1,742,630	(4,318,615)	(142,515)	(4,590,811)	(11,019,177)
NET INCREASE (DECREASE) IN NET ASSETS	1,238,341	3,015,473	2,325,567	11,448,306	(1,731,467)	(6,742,181)
NET ASSETS
Beginning of Year	16,086,437	13,070,964	86,316,214	74,867,908	79,852,294	86,594,475
End of Year	$17,324,778	$16,086,437	$88,641,781	$86,316,214	$78,120,827	$79,852,294

See Notes to Financial Statements

SA-18

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	Inflation Strategy		Managed Bond		Short Duration Bond
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	4,266	(7,917)	1,067,613	2,330,260	420,733	312,430
Change in net unrealized appreciation (depreciation) on investments	53,212	48,373	10,802,674	5,240,016	418,179	792,912
Net Increase (Decrease) in Net Assets Resulting from Operations	57,478	40,456	11,870,287	7,570,276	838,912	1,105,342
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	145,947	149,772	11,669,015	11,802,392	4,556,419	4,786,833
Transfers between variable and fixed accounts, net	(63,455)	73,327	10,534,343	(1,316,504)	6,252,881	2,281,073
Policy maintenance charges	(75,144)	(78,914)	(11,824,604)	(12,934,036)	(3,636,435)	(3,770,348)
Policy benefits and terminations	(45,208)	(55,448)	(9,811,646)	(12,178,503)	(2,789,313)	(4,078,648)
Policy loans and loan repayments	(6,589)	(17,288)	79,771	125,099	16,701	(191,443)
Other	661	(8,145)	125,801	91,717	35,192	33,514
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(43,788)	63,304	772,680	(14,409,835)	4,435,445	(939,019)
NET INCREASE (DECREASE) IN NET ASSETS	13,690	103,760	12,642,967	(6,839,559)	5,274,357	166,323
NET ASSETS
Beginning of Year	1,868,431	1,764,671	251,060,504	257,900,063	66,014,329	65,848,006
End of Year	$1,882,121	$1,868,431	$263,703,471	$251,060,504	$71,288,686	$66,014,329

	Emerging Markets Debt		Comstock		Developing Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	66,959	17,918	2,049,817	2,576,689	398,700	80,492
Change in net unrealized appreciation (depreciation) on investments	621,901	546,757	7,439,293	5,499,094	4,919,000	(708,856)
Net Increase (Decrease) in Net Assets Resulting from Operations	688,860	564,675	9,489,110	8,075,783	5,317,700	(628,364)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	217,954	188,424	4,751,959	4,569,033	—	—
Transfers between variable and fixed accounts, net	2,086,011	812,769	(65,474)	(1,728,652)	(502,568)	(542,595)
Policy maintenance charges	(207,415)	(162,116)	(3,118,896)	(2,939,590)	(727,387)	(822,359)
Policy benefits and terminations	(142,684)	(45,879)	(2,634,678)	(3,523,403)	(806,768)	(747,873)
Policy loans and loan repayments	14,407	(4,174)	(184,369)	(265,251)	(142,610)	(159,431)
Other	2,582	1,142	13,365	2,716	(2,146)	(730)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,970,855	790,166	(1,238,093)	(3,885,147)	(2,181,479)	(2,272,988)
NET INCREASE (DECREASE) IN NET ASSETS	2,659,715	1,354,841	8,251,017	4,190,636	3,136,221	(2,901,352)
NET ASSETS
Beginning of Year	4,510,324	3,155,483	53,967,659	49,777,023	18,682,832	21,584,184
End of Year	$7,170,039	$4,510,324	$62,218,676	$53,967,659	$21,819,053	$18,682,832

See Notes to Financial Statements

SA-19

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	Dividend Growth		Equity Index		Focused Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	4,989,046	2,654,895	25,492,901	24,755,084	1,879,602	2,215,248
Change in net unrealized appreciation (depreciation) on investments	7,598,066	4,244,547	106,325,083	42,981,671	5,787,518	(1,799,958)
Net Increase (Decrease) in Net Assets Resulting from Operations	12,587,112	6,899,442	131,817,984	67,736,755	7,667,120	415,290
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	3,149,636	3,455,092	24,807,559	21,955,575	1,293,165	1,383,713
Transfers between variable and fixed accounts, net	(3,656,754)	4,692,240	(22,162,303)	(7,814,202)	(773,451)	(2,713,256)
Policy maintenance charges	(2,819,237)	(2,814,196)	(24,288,353)	(24,630,456)	(1,256,342)	(1,275,468)
Policy benefits and terminations	(3,068,657)	(2,431,419)	(18,849,513)	(18,596,532)	(1,761,584)	(1,010,450)
Policy loans and loan repayments	(255,466)	(243,680)	(571,543)	(1,167,391)	(13,998)	(112,130)
Other	21,968	16,281	236,309	168,931	11,660	8,998
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(6,628,510)	2,674,318	(40,827,844)	(30,084,075)	(2,500,550)	(3,718,593)
NET INCREASE (DECREASE) IN NET ASSETS	5,958,602	9,573,760	90,990,140	37,652,680	5,166,570	(3,303,303)
NET ASSETS
Beginning of Year	69,451,084	59,877,324	636,257,869	598,605,189	26,553,316	29,856,619
End of Year	$75,409,686	$69,451,084	$727,248,009	$636,257,869	$31,719,886	$26,553,316

	Growth		Large-Cap Growth		Large-Cap Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	4,843,924	682,299	2,549,973	2,864,042	6,841,677	5,686,567
Change in net unrealized appreciation (depreciation) on investments	51,205,749	3,196,129	12,521,454	(2,579,893)	8,635,101	7,816,651
Net Increase (Decrease) in Net Assets Resulting from Operations	56,049,673	3,878,428	15,071,427	284,149	15,476,778	13,503,218
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	7,667,793	7,627,685	2,672,819	2,779,711	4,326,556	4,682,451
Transfers between variable and fixed accounts, net	3,281,608	(2,936,363)	(988,177)	(2,142,087)	(3,387,325)	(3,951,493)
Policy maintenance charges	(9,528,270)	(9,242,765)	(2,237,450)	(2,152,158)	(4,216,902)	(4,454,875)
Policy benefits and terminations	(8,417,885)	(9,793,666)	(2,090,188)	(2,613,827)	(4,450,737)	(3,702,137)
Policy loans and loan repayments	(431,425)	163,997	(215,146)	(273,954)	(131,947)	(733,401)
Other	40,534	31,557	1,851	(22,804)	21,604	17,276
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(7,387,645)	(14,149,555)	(2,856,291)	(4,425,119)	(7,838,751)	(8,142,179)
NET INCREASE (DECREASE) IN NET ASSETS	48,662,028	(10,271,127)	12,215,136	(4,140,970)	7,638,027	5,361,039
NET ASSETS
Beginning of Year	180,560,991	190,832,118	45,366,024	49,506,994	114,975,872	109,614,833
End of Year	$229,223,019	$180,560,991	$57,581,160	$45,366,024	$122,613,899	$114,975,872

See Notes to Financial Statements

SA-20

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	Long/Short Large-Cap		Main Street Core		Mid-Cap Equity
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	630,948	548,064	9,233,107	11,671,539	9,842,670	3,631,471
Change in net unrealized appreciation (depreciation) on investments	2,090,793	486,890	22,124,670	8,164,127	15,992,947	13,456,848
Net Increase (Decrease) in Net Assets Resulting from Operations	2,721,741	1,034,954	31,357,777	19,835,666	25,835,617	17,088,319
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	596,110	681,730	7,274,421	7,517,730	3,744,211	3,788,935
Transfers between variable and fixed accounts, net	589,036	(593,852)	(4,143,451)	(3,882,782)	(12,303,254)	5,203,097
Policy maintenance charges	(570,296)	(534,352)	(9,617,523)	(9,639,538)	(4,226,918)	(4,082,447)
Policy benefits and terminations	(317,258)	(315,341)	(9,523,538)	(7,385,327)	(5,995,713)	(4,688,809)
Policy loans and loan repayments	(112,826)	(81,958)	237,008	357,692	(59,510)	(239,581)
Other	6,533	4,407	35,114	22,330	23,096	18,375
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	191,299	(839,366)	(15,737,969)	(13,009,895)	(18,818,088)	(430)
NET INCREASE (DECREASE) IN NET ASSETS	2,913,040	195,588	15,619,808	6,825,771	7,017,529	17,087,889
NET ASSETS
Beginning of Year	12,218,127	12,022,539	188,677,590	181,851,819	112,453,137	95,365,248
End of Year	$15,131,167	$12,218,127	$204,297,398	$188,677,590	$119,470,666	$112,453,137

	Mid-Cap Growth		Mid-Cap Value		Small-Cap Equity
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	564,503	(374,974)	424,177	188,039	1,443,599	1,089,278
Change in net unrealized appreciation (depreciation) on investments	11,732,921	2,928,893	1,310,859	1,289,302	1,344,640	5,013,712
Net Increase (Decrease) in Net Assets Resulting from Operations	12,297,424	2,553,919	1,735,036	1,477,341	2,788,239	6,102,990
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,823,283	2,978,056	1,550,289	1,086,626	1,312,382	1,145,133
Transfers between variable and fixed accounts, net	8,988,992	(2,601,489)	229,882	161,593	2,076,742	9,249,556
Policy maintenance charges	(2,218,850)	(2,119,650)	(698,058)	(674,192)	(1,438,542)	(1,085,562)
Policy benefits and terminations	(1,500,078)	(1,965,167)	(614,657)	(462,612)	(678,624)	(496,767)
Policy loans and loan repayments	213,973	(482,494)	(29,753)	(72,476)	(132,300)	(48,258)
Other	20,487	11,085	6,829	3,910	23,344	9,959
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	8,327,807	(4,179,659)	444,532	42,849	1,163,002	8,774,061
NET INCREASE (DECREASE) IN NET ASSETS	20,625,231	(1,625,740)	2,179,568	1,520,190	3,951,241	14,877,051
NET ASSETS
Beginning of Year	41,831,269	43,457,009	11,059,546	9,539,356	31,936,021	17,058,970
End of Year	$62,456,500	$41,831,269	$13,239,114	$11,059,546	$35,887,262	$31,936,021

See Notes to Financial Statements

SA-21

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	Small-Cap Index		Small-Cap Value		Value Advantage
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	12,919,273	5,348,663	3,284,820	2,397,285	108,321	80,153
Change in net unrealized appreciation (depreciation) on investments	17,776,223	33,940,808	2,610,326	14,546,675	204,714	153,634
Net Increase (Decrease) in Net Assets Resulting from Operations	30,695,496	39,289,471	5,895,146	16,943,960	313,035	233,787
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	7,142,873	7,174,471	2,937,774	2,945,346	358,485	362,823
Transfers between variable and fixed accounts, net	(14,011,304)	8,293,870	(2,316,354)	(857,170)	363,488	(1,638,222)
Policy maintenance charges	(8,851,318)	(8,458,732)	(2,454,101)	(2,497,742)	(191,415)	(128,617)
Policy benefits and terminations	(7,319,357)	(8,519,327)	(2,930,195)	(2,292,777)	(84,741)	(13,230)
Policy loans and loan repayments	245,255	34,525	(296,245)	(219,251)	(13,216)	(15,846)
Other	64,466	47,557	28,808	15,984	988	509
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(22,729,385)	(1,427,636)	(5,030,313)	(2,905,610)	433,589	(1,432,583)
NET INCREASE (DECREASE) IN NET ASSETS	7,966,111	37,861,835	864,833	14,038,350	746,624	(1,198,796)
NET ASSETS
Beginning of Year	230,333,639	192,471,804	72,900,676	58,862,326	1,814,836	3,013,632
End of Year	$238,299,750	$230,333,639	$73,765,509	$72,900,676	$2,561,460	$1,814,836

	Emerging Markets		International Large-Cap		International Small-Cap
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	1,885,590	72,282	5,196,580	2,299,916	908,280	1,428,730
Change in net unrealized appreciation (depreciation) on investments	38,694,619	6,997,076	36,115,051	(1,245,027)	7,198,764	(467,235)
Net Increase (Decrease) in Net Assets Resulting from Operations	40,580,209	7,069,358	41,311,631	1,054,889	8,107,044	961,495
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	5,852,307	5,541,711	8,688,823	8,829,005	1,339,494	1,345,669
Transfers between variable and fixed accounts, net	6,038,119	10,487,308	(5,081,598)	17,526,514	2,002,998	2,404,830
Policy maintenance charges	(5,153,016)	(4,699,622)	(6,678,543)	(6,150,985)	(1,142,478)	(1,035,005)
Policy benefits and terminations	(4,357,590)	(3,260,824)	(5,263,025)	(3,507,989)	(977,331)	(695,450)
Policy loans and loan repayments	(256,562)	(278,133)	(250,254)	(2,529,539)	(45,799)	(147,490)
Other	64,297	36,226	71,713	73,429	10,093	8,307
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,187,555	7,826,666	(8,512,884)	14,240,435	1,186,977	1,880,861
NET INCREASE (DECREASE) IN NET ASSETS	42,767,764	14,896,024	32,798,747	15,295,324	9,294,021	2,842,356
NET ASSETS
Beginning of Year	118,299,020	103,402,996	151,642,419	136,347,095	25,696,122	22,853,766
End of Year	$161,066,784	$118,299,020	$184,441,166	$151,642,419	$34,990,143	$25,696,122

See Notes to Financial Statements

SA-22

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	International Value		Health Sciences		Real Estate
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	2,096,447	(12,251,146)	4,451,546	7,647,382	4,297,917	3,427,607
Change in net unrealized appreciation (depreciation) on investments	23,082,723	15,979,062	8,905,849	(11,722,492)	(1,577,951)	2,425,357
Net Increase (Decrease) in Net Assets Resulting from Operations	25,179,170	3,727,916	13,357,395	(4,075,110)	2,719,966	5,852,964
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	7,578,604	8,193,872	3,650,347	3,681,449	4,430,010	4,410,025
Transfers between variable and fixed accounts, net	(491,964)	(8,841,046)	(1,720,883)	(5,561,558)	(2,161,531)	(1,098,110)
Policy maintenance charges	(6,113,327)	(6,117,327)	(2,775,809)	(2,955,298)	(3,536,515)	(3,959,357)
Policy benefits and terminations	(5,119,061)	(6,021,334)	(2,825,432)	(3,210,900)	(4,159,913)	(3,317,996)
Policy loans and loan repayments	425,878	439,767	(73,866)	(35,202)	(440,640)	9,920
Other	38,620	60,304	28,010	27,756	23,655	25,277
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(3,681,250)	(12,285,764)	(3,717,633)	(8,053,753)	(5,844,934)	(3,930,241)
NET INCREASE (DECREASE) IN NET ASSETS	21,497,920	(8,557,848)	9,639,762	(12,128,863)	(3,124,968)	1,922,723
NET ASSETS
Beginning of Year	117,689,663	126,247,511	57,321,326	69,450,189	90,868,036	88,945,313
End of Year	$139,187,583	$117,689,663	$66,961,088	$57,321,326	$87,743,068	$90,868,036

	Technology		Currency Strategies		Diversified Alternatives (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	1,003,735	177,624	8,026	20,127	744	(55)
Change in net unrealized appreciation (depreciation) on investments	4,946,714	(1,357,237)	(37,474)	10,634	1,604	344
Net Increase (Decrease) in Net Assets Resulting from Operations	5,950,449	(1,179,613)	(29,448)	30,761	2,348	289
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,023,943	999,504	39,267	66,183	30,384	561
Transfers between variable and fixed accounts, net	2,790,617	(1,002,520)	(18,101)	328,207	102,643	27,941
Policy maintenance charges	(854,679)	(771,351)	(32,870)	(44,444)	(15,674)	(1,635)
Policy benefits and terminations	(552,180)	(811,884)	(12,052)	(21,133)	—	—
Policy loans and loan repayments	(58,284)	81,950	(6)	(21,329)	1,536	—
Other	5,721	5,801	361	283	2	1
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,355,138	(1,498,500)	(23,401)	307,767	118,891	26,868
NET INCREASE (DECREASE) IN NET ASSETS	8,305,587	(2,678,113)	(52,849)	338,528	121,239	27,157
NET ASSETS
Beginning of Year or Period	14,534,614	17,212,727	835,708	497,180	27,157	—
End of Year or Period	$22,840,201	$14,534,614	$782,859	$835,708	$148,396	$27,157

(1) Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

SA-23

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
					Pacific Dynamix -
	Equity Long/Short		Global Absolute Return		Conservative Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	129,465	158,430	74,915	65,899	270,041	93,783
Change in net unrealized appreciation (depreciation) on investments	1,361,058	542,908	130,376	69,227	537,300	342,843
Net Increase (Decrease) in Net Assets Resulting from Operations	1,490,523	701,338	205,291	135,126	807,341	436,626
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	659,694	290,948	163,624	158,488	751,948	706,231
Transfers between variable and fixed accounts, net	4,403,848	(247,068)	2,251,172	(151,504)	1,280,567	2,039,346
Policy maintenance charges	(284,910)	(127,053)	(142,063)	(136,625)	(567,404)	(464,169)
Policy benefits and terminations	(126,261)	(124,016)	(282,656)	(29,704)	(484,626)	(149,783)
Policy loans and loan repayments	103,212	(4,021)	162,921	5,212	(3,052)	(5,268)
Other	12,166	13,024	684	465	3,569	2,309
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	4,767,749	(198,186)	2,153,682	(153,668)	981,002	2,128,666
NET INCREASE (DECREASE) IN NET ASSETS	6,258,272	503,152	2,358,973	(18,542)	1,788,343	2,565,292
NET ASSETS
Beginning of Year	5,770,657	5,267,505	3,125,515	3,144,057	7,837,689	5,272,397
End of Year	$12,028,929	$5,770,657	$5,484,488	$3,125,515	$9,626,032	$7,837,689

	Pacific Dynamix -		Pacific Dynamix -		Portfolio Optimization
	Moderate Growth		Growth		Conservative
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	1,234,509	513,246	581,772	342,220	852,649	160,573
Change in net unrealized appreciation (depreciation) on investments	3,499,202	1,684,300	7,017,973	2,845,829	333,900	864,885
Net Increase (Decrease) in Net Assets Resulting from Operations	4,733,711	2,197,546	7,599,745	3,188,049	1,186,549	1,025,458
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	4,124,501	3,988,923	7,103,070	5,235,500	1,032,064	1,196,057
Transfers between variable and fixed accounts, net	8,420,284	4,673,907	9,127,144	4,547,296	(3,050,520)	2,110,590
Policy maintenance charges	(2,933,229)	(2,427,531)	(3,362,962)	(2,159,442)	(1,338,307)	(1,474,082)
Policy benefits and terminations	(2,863,933)	(745,950)	(629,828)	(405,414)	(1,186,912)	(1,800,745)
Policy loans and loan repayments	(291,710)	(134,622)	(344,299)	(147,240)	(32,353)	883,450
Other	14,902	7,262	17,819	10,111	10,899	18,533
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	6,470,815	5,361,989	11,910,944	7,080,811	(4,565,129)	933,803
NET INCREASE (DECREASE) IN NET ASSETS	11,204,526	7,559,535	19,510,689	10,268,860	(3,378,580)	1,959,261
NET ASSETS
Beginning of Year	31,814,172	24,254,637	37,943,794	27,674,934	18,406,124	16,446,863
End of Year	$43,018,698	$31,814,172	$57,454,483	$37,943,794	$15,027,544	$18,406,124

See Notes to Financial Statements

SA-24

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	Portfolio Optimization		Portfolio Optimization		Portfolio Optimization
	Moderate-Conservative		Moderate		Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	1,355,957	1,289,145	6,142,693	4,263,989	8,554,684	6,713,308
Change in net unrealized appreciation (depreciation) on investments	3,766,566	1,810,676	23,574,102	13,052,233	40,701,971	18,274,421
Net Increase (Decrease) in Net Assets Resulting from Operations	5,122,523	3,099,821	29,716,795	17,316,222	49,256,655	24,987,729
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	3,240,215	2,581,272	14,049,052	15,545,476	20,239,114	21,880,480
Transfers between variable and fixed accounts, net	1,382,190	(1,026,274)	(1,089,093)	6,859,819	(3,317,954)	(10,667,546)
Policy maintenance charges	(2,418,269)	(2,607,556)	(13,624,598)	(14,266,556)	(15,381,267)	(16,508,523)
Policy benefits and terminations	(1,376,580)	(2,851,506)	(10,230,330)	(11,145,378)	(16,569,112)	(12,092,276)
Policy loans and loan repayments	134,672	247,413	(1,151,954)	(872,746)	(546,151)	(1,752,523)
Other	28,241	21,548	144,313	104,924	274,405	232,600
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	990,469	(3,635,103)	(11,902,610)	(3,774,461)	(15,300,965)	(18,907,788)
NET INCREASE (DECREASE) IN NET ASSETS	6,112,992	(535,282)	17,814,185	13,541,761	33,955,690	6,079,941
NET ASSETS
Beginning of Year	47,703,278	48,238,560	230,261,473	216,719,712	307,509,751	301,429,810
End of Year	$53,816,270	$47,703,278	$248,075,658	$230,261,473	$341,465,441	$307,509,751

	Portfolio Optimization		PSF DFA		Invesco V.I. International
	Aggressive-Growth		Balanced Allocation (1)		Growth Series II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$358,605	$262,081
Realized gain (loss) on investments	4,185,590	3,204,393	29,890	130	66,291	(72,013)
Change in net unrealized appreciation (depreciation) on investments	20,978,530	8,695,391	92,144	5,940	5,049,377	(437,475)
Net Increase (Decrease) in Net Assets Resulting from Operations	25,164,120	11,899,784	122,034	6,070	5,474,273	(247,407)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	11,511,282	11,843,996	317,554	21,265	1,830,316	1,587,551
Transfers between variable and fixed accounts, net	(1,937,455)	(2,924,402)	1,141,478	272,210	3,734,988	5,366,894
Policy maintenance charges	(6,556,416)	(6,934,176)	(146,725)	(8,005)	(1,219,585)	(1,016,995)
Policy benefits and terminations	(7,042,477)	(5,150,193)	—	—	(851,018)	(264,230)
Policy loans and loan repayments	202,411	(107,834)	—	—	(236,546)	5,031
Other	109,706	80,717	(277)	204	11,720	7,027
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(3,712,949)	(3,191,892)	1,312,030	285,674	3,269,875	5,685,278
NET INCREASE (DECREASE) IN NET ASSETS	21,451,171	8,707,892	1,434,064	291,744	8,744,148	5,437,871
NET ASSETS
Beginning of Year or Period	136,429,182	127,721,290	291,744	—	23,130,212	17,692,341
End of Year or Period	$157,880,353	$136,429,182	$1,725,808	$291,744	$31,874,360	$23,130,212

(1) Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

SA-25

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	American Century		American Funds IS Asset		American Funds IS
	VP Mid Cap Value Class II		Allocation Class 4		Growth Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$384,946	$288,937	$633,986	$534,401	$305,895	$343,694
Realized gain (loss) on investments	2,637,304	906,467	2,347,801	780,986	7,098,680	5,025,569
Change in net unrealized appreciation (depreciation) on investments	50,052	2,476,851	3,524,593	1,746,923	9,564,435	(78,505)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,072,302	3,672,255	6,506,380	3,062,310	16,969,010	5,290,758
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,284,619	880,423	4,949,117	4,094,244	3,912,893	3,887,309
Transfers between variable and fixed accounts, net	(6,748,784)	16,775,335	3,814,080	8,056,981	(732,678)	(273,977)
Policy maintenance charges	(969,662)	(653,628)	(2,712,613)	(2,386,312)	(3,073,294)	(3,049,618)
Policy benefits and terminations	(1,552,480)	(456,233)	(1,927,857)	(725,059)	(2,990,055)	(2,894,126)
Policy loans and loan repayments	(75,821)	(16,381)	38,330	(738,614)	(159,301)	(89,551)
Other	10,689	6,166	14,161	9,132	29,064	24,569
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(8,051,439)	16,535,682	4,175,218	8,310,372	(3,013,371)	(2,395,394)
NET INCREASE (DECREASE) IN NET ASSETS	(4,979,137)	20,207,937	10,681,598	11,372,682	13,955,639	2,895,364
NET ASSETS
Beginning of Year	30,391,093	10,183,156	39,984,460	28,611,778	62,273,798	59,378,434
End of Year	$25,411,956	$30,391,093	$50,666,058	$39,984,460	$76,229,437	$62,273,798

	American Funds IS		BlackRock Basic Value		BlackRock Global Allocation
	Growth-Income Class 4		V.I. Class III		V.I. Class III
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,024,735	$865,701	$245,882	$386,442	$770,214	$697,220
Realized gain (loss) on investments	5,090,662	6,938,369	(1,062,198)	(236,729)	602,800	(422,741)
Change in net unrealized appreciation (depreciation) on investments	9,388,064	(658,973)	2,389,687	3,877,515	6,337,194	1,848,271
Net Increase (Decrease) in Net Assets Resulting from Operations	15,503,461	7,145,097	1,573,371	4,027,228	7,710,208	2,122,750
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	4,274,256	4,604,491	1,103,496	1,261,360	4,944,817	4,866,961
Transfers between variable and fixed accounts, net	1,510,120	642,493	(10,440,420)	5,713,444	(333,736)	(2,267,809)
Policy maintenance charges	(3,934,134)	(3,876,056)	(1,012,148)	(1,027,358)	(3,373,499)	(3,483,037)
Policy benefits and terminations	(3,089,872)	(2,046,184)	(792,389)	(302,258)	(3,618,534)	(1,708,084)
Policy loans and loan repayments	(266,585)	(308,197)	(100,008)	(73,845)	(443,102)	(144,442)
Other	24,134	14,877	9,498	10,165	39,367	31,189
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,482,081)	(968,576)	(11,231,971)	5,581,508	(2,784,687)	(2,705,222)
NET INCREASE (DECREASE) IN NET ASSETS	14,021,380	6,176,521	(9,658,600)	9,608,736	4,925,521	(582,472)
NET ASSETS
Beginning of Year	71,033,405	64,856,884	30,347,209	20,738,473	56,906,250	57,488,722
End of Year	$85,054,785	$71,033,405	$20,688,609	$30,347,209	$61,831,771	$56,906,250

See Notes to Financial Statements

SA-26

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	BlackRock iShares		BlackRock iShares		BlackRock iShares
	Alternative Strategies V.I. Class I		Dynamic Allocation V.I. Class I		Dynamic Fixed Income V.I. Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$45,375	$34,737	$12,824	$5,020	$20,727	$10,498
Realized gain (loss) on investments	24,252	5,470	6,815	(1,023)	(229)	6,516
Change in net unrealized appreciation (depreciation) on investments	108,376	(22,097)	56,488	10,544	6,874	(17,478)
Net Increase (Decrease) in Net Assets Resulting from Operations	178,003	18,110	76,127	14,541	27,372	(464)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	196,522	72,107	59,158	17,709	83,040	21,720
Transfers between variable and fixed accounts, net	268,650	893,586	376,617	141,632	456,796	579,489
Policy maintenance charges	(107,347)	(46,831)	(50,471)	(14,842)	(52,933)	(30,789)
Policy benefits and terminations	(74,525)	—	—	—	(44,255)	(71,865)
Policy loans and loan repayments	(36,662)	(9,549)	101	2,213	4,497	(14,629)
Other	1,195	586	133	21	133	186
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	247,833	909,899	385,538	146,733	447,278	484,112
NET INCREASE (DECREASE) IN NET ASSETS	425,836	928,009	461,665	161,274	474,650	483,648
NET ASSETS
Beginning of Year	1,273,294	345,285	237,439	76,165	553,466	69,818
End of Year	$1,699,130	$1,273,294	$699,104	$237,439	$1,028,116	$553,466

	BlackRock iShares		Dreyfus VIF		Fidelity VIP Contrafund
	Equity Appreciation V.I. Class I		Appreciation Service Shares		Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$23,058	$3,588	$4,304	$7,208	$432,348	$311,864
Realized gain (loss) on investments	23,575	(4,704)	35,469	32,862	5,631,665	7,189,558
Change in net unrealized appreciation (depreciation) on investments	130,692	21,148	68,046	(1,484)	4,802,233	(3,697,132)
Net Increase (Decrease) in Net Assets Resulting from Operations	177,325	20,032	107,819	38,586	10,866,246	3,804,290
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	528,384	32,289	36,146	27,273	3,065,995	2,813,553
Transfers between variable and fixed accounts, net	485,956	47,191	(229,351)	221,554	(245,042)	(2,972,166)
Policy maintenance charges	(76,541)	(15,903)	(24,308)	(24,332)	(2,433,236)	(2,450,969)
Policy benefits and terminations	(7,271)	—	(425)	—	(3,552,468)	(2,998,124)
Policy loans and loan repayments	(4,916)	(326)	(9,895)	(3,805)	(379,455)	(176,860)
Other	134	141	164	304	23,625	21,576
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	925,746	63,392	(227,669)	220,994	(3,520,581)	(5,762,990)
NET INCREASE (DECREASE) IN NET ASSETS	1,103,071	83,424	(119,850)	259,580	7,345,665	(1,958,700)
NET ASSETS
Beginning of Year	224,803	141,379	592,964	333,384	51,739,685	53,698,385
End of Year	$1,327,874	$224,803	$473,114	$592,964	$59,085,350	$51,739,685

See Notes to Financial Statements

SA-27

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016
	Fidelity VIP Freedom 2010 Portfolio Service Class 2		Fidelity VIP Freedom 2015 Portfolio Service Class 2		Fidelity VIP Freedom 2020 Portfolio Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$18,296	$10,351	$42,233	$30,268	$98,206	$100,937
Realized gain (loss) on investments	34,780	47,701	208,416	71,787	524,021	338,835
Change in net unrealized appreciation (depreciation) on investments	106,208	(30,991)	219,001	18,170	576,657	(2,622)
Net Increase (Decrease) in Net Assets Resulting from Operations	159,284	27,061	469,650	120,225	1,198,884	437,150
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	34,371	71,532	138,346	117,081	431,987	549,016
Transfers between variable and fixed accounts, net	512,629	(896,149)	804,737	330,012	(380,675)	105,925
Policy maintenance charges	(47,371)	(59,968)	(153,611)	(129,927)	(450,743)	(490,084)
Policy benefits and terminations	(34,452)	(76,483)	(234,636)	(35,997)	(487,523)	(276,757)
Policy loans and loan repayments	3,326	(9,249)	8	5,816	(8,196)	(5,911)
Other	493	379	2,149	1,860	7,348	6,708
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	468,996	(969,938)	556,993	288,845	(887,802)	(111,103)
NET INCREASE (DECREASE) IN NET ASSETS	628,280	(942,877)	1,026,643	409,070	311,082	326,047
NET ASSETS
Beginning of Year	818,026	1,760,903	2,395,412	1,986,342	7,940,725	7,614,678
End of Year	$1,446,306	$818,026	$3,422,055	$2,395,412	$8,251,807	$7,940,725

	Fidelity VIP Freedom 2025 Portfolio Service Class 2		Fidelity VIP Freedom 2030 Portfolio Service Class 2		Fidelity VIP Freedom 2035 Portfolio Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$118,358	$117,923	$124,547	$119,926	$68,259	$48,550
Realized gain (loss) on investments	651,667	457,920	1,046,144	549,530	244,251	95,508
Change in net unrealized appreciation (depreciation) on investments	856,368	(51,665)	883,216	(79,573)	817,693	135,993
Net Increase (Decrease) in Net Assets Resulting from Operations	1,626,393	524,178	2,053,907	589,883	1,130,203	280,051
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	873,109	559,974	829,041	919,850	1,204,447	750,276
Transfers between variable and fixed accounts, net	(955,337)	246,950	(227,554)	655,125	1,181,390	511,216
Policy maintenance charges	(493,178)	(499,845)	(554,822)	(549,638)	(423,611)	(326,232)
Policy benefits and terminations	(270,250)	(210,530)	(660,963)	(430,898)	(310,246)	(39,799)
Policy loans and loan repayments	(31,811)	(77,276)	(43,086)	(67,516)	71,934	(26,229)
Other	5,034	2,728	7,189	2,681	(3,828)	(782)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(872,433)	22,001	(650,195)	529,604	1,720,086	868,450
NET INCREASE (DECREASE) IN NET ASSETS	753,960	546,179	1,403,712	1,119,487	2,850,289	1,148,501
NET ASSETS
Beginning of Year	9,272,076	8,725,897	10,077,382	8,957,895	4,410,998	3,262,497
End of Year	$10,026,036	$9,272,076	$11,481,094	$10,077,382	$7,261,287	$4,410,998

See Notes to Financial Statements

SA-28

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016
	Fidelity VIP Freedom 2045 Portfolio Service Class 2		Fidelity VIP Freedom Income Portfolio Service Class 2		Fidelity VIP Government Money Market Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$57,512	$39,844	$18,273	$19,532	$858,222	$185,586
Realized gain (loss) on investments	180,474	88,773	28,185	16,853	—	—
Change in net unrealized appreciation (depreciation) on investments	671,617	84,598	70,451	27,544	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	909,603	213,215	116,909	63,929	858,222	185,586
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,164,845	707,945	48,342	60,564	116,019,709	114,988,592
Transfers between variable and fixed accounts, net	1,273,572	644,442	(204,346)	(42,954)	(90,762,748)	(133,275,217)
Policy maintenance charges	(478,775)	(406,904)	(67,714)	(79,594)	(17,738,217)	(18,594,325)
Policy benefits and terminations	(65,982)	(39,619)	(57,138)	(58,105)	(16,086,147)	(22,275,753)
Policy loans and loan repayments	(63,459)	(35,065)	674	979	(8,092,626)	(1,353,388)
Other	(88)	426	942	424	227,506	202,251
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,830,113	871,225	(279,240)	(118,686)	(16,432,523)	(60,307,840)
NET INCREASE (DECREASE) IN NET ASSETS	2,739,716	1,084,440	(162,331)	(54,757)	(15,574,301)	(60,122,254)
NET ASSETS
Beginning of Year	3,627,721	2,543,281	1,578,639	1,633,396	159,125,414	219,247,668
End of Year	$6,367,437	$3,627,721	$1,416,308	$1,578,639	$143,551,113	$159,125,414

	Fidelity VIP Growth Service Class 2		Fidelity VIP Mid Cap Service Class 2		Fidelity VIP Value Strategies Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$6,301	$—	$183,589	$107,449	$78,503	$49,997
Realized gain (loss) on investments	801,531	686,761	2,258,495	3,573,214	1,557,373	287,072
Change in net unrealized appreciation (depreciation) on investments	1,725,358	(696,493)	4,562,239	301,662	(543,409)	140,199
Net Increase (Decrease) in Net Assets Resulting from Operations	2,533,190	(9,732)	7,004,323	3,982,325	1,092,467	477,268
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	524,946	356,792	1,846,324	1,763,684	485,048	471,492
Transfers between variable and fixed accounts, net	2,682,154	(376,219)	(279,165)	(3,448,426)	(125,563)	(384,064)
Policy maintenance charges	(369,164)	(282,136)	(1,295,505)	(1,345,112)	(284,556)	(286,892)
Policy benefits and terminations	(395,727)	(219,319)	(1,876,614)	(1,967,711)	(178,188)	(340,776)
Policy loans and loan repayments	(252,314)	(89,212)	(109,787)	85,932	(60,554)	1,722
Other	3,217	3,134	25,804	26,989	4,096	1,506
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,193,112	(606,960)	(1,688,943)	(4,884,644)	(159,717)	(537,012)
NET INCREASE (DECREASE) IN NET ASSETS	4,726,302	(616,692)	5,315,380	(902,319)	932,750	(59,744)
NET ASSETS
Beginning of Year	6,758,341	7,375,033	34,852,958	35,755,277	5,831,772	5,891,516
End of Year	$11,484,643	$6,758,341	$40,168,338	$34,852,958	$6,764,522	$5,831,772

See Notes to Financial Statements

SA-29

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016
	Templeton Foreign VIP Class 2		Templeton Global Bond VIP Class 2		Janus Henderson Enterprise Service Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$594,580	$333,202	$—	$—	$24,323	$3,153
Realized gain (loss) on investments	(452,238)	(473,640)	(415,481)	(1,827,571)	1,298,941	825,702
Change in net unrealized appreciation (depreciation) on investments	3,264,275	1,429,548	1,001,028	2,714,007	2,594,399	437,153
Net Increase (Decrease) in Net Assets Resulting from Operations	3,406,617	1,289,110	585,547	886,436	3,917,663	1,266,008
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,269,200	1,327,415	2,070,400	2,273,707	817,838	729,252
Transfers between variable and fixed accounts, net	3,557,687	1,898,324	2,356,419	(7,641,514)	2,264,659	1,704,236
Policy maintenance charges	(1,163,511)	(1,044,627)	(1,419,943)	(1,685,313)	(598,194)	(485,950)
Policy benefits and terminations	(476,426)	(348,328)	(1,260,655)	(779,207)	(1,097,716)	(336,659)
Policy loans and loan repayments	353	(108,568)	(191,474)	(24,828)	(49,021)	(20,183)
Other	8,258	856	31,934	28,518	7,050	4,012
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	3,195,561	1,725,072	1,586,681	(7,828,637)	1,344,616	1,594,708
NET INCREASE (DECREASE) IN NET ASSETS	6,602,178	3,014,182	2,172,228	(6,942,201)	5,262,279	2,860,716
NET ASSETS
Beginning of Year	19,252,230	16,238,048	30,224,656	37,166,857	13,494,226	10,633,510
End of Year	$25,854,408	$19,252,230	$32,396,884	$30,224,656	$18,756,505	$13,494,226

	Janus Henderson Overseas Service Shares		Lazard Retirement Global Dynamic Multi-Asset Service Class		Lazard Retirement U.S. Strategic Equity Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$268,412	$579,513	$—	$2,626	$19,386	$1,316
Realized gain (loss) on investments	(485,030)	(438,771)	79,376	(6,248)	19,676	(47,072)
Change in net unrealized appreciation (depreciation) on investments	4,368,730	(1,081,501)	145,789	32,300	172,209	152,825
Net Increase (Decrease) in Net Assets Resulting from Operations	4,152,112	(940,759)	225,165	28,678	211,271	107,069
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,015,231	1,158,390	119,748	95,583	96,345	94,511
Transfers between variable and fixed accounts, net	13,201,731	(851,415)	63,455	135,576	(123,646)	(612)
Policy maintenance charges	(685,177)	(604,295)	(74,180)	(51,896)	(93,755)	(92,719)
Policy benefits and terminations	(329,915)	(653,850)	(41,179)	(23,022)	(71,181)	(138,747)
Policy loans and loan repayments	782	(52,550)	22,502	(700)	(19,354)	(33,811)
Other	10,379	6,957	887	132	606	543
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	13,213,031	(996,763)	91,233	155,673	(210,985)	(170,835)
NET INCREASE (DECREASE) IN NET ASSETS	17,365,143	(1,937,522)	316,398	184,351	286	(63,766)
NET ASSETS
Beginning of Year	12,214,393	14,151,915	1,050,105	865,754	1,278,015	1,341,781
End of Year	$29,579,536	$12,214,393	$1,366,503	$1,050,105	$1,278,301	$1,278,015

See Notes to Financial Statements

SA-30

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016
	ClearBridge Variable Aggressive Growth - Class II		ClearBridge Variable Mid Cap - Class II		Western Asset Variable Global High Yield Bond - Class II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$58,997	$79,660	$25,571	$49,856	$36,343	$22,325
Realized gain (loss) on investments	1,377,042	922,098	843,760	112,357	16,042	2,865
Change in net unrealized appreciation (depreciation) on investments	1,698,119	(834,367)	759,312	1,037,553	(7,012)	10,956
Net Increase (Decrease) in Net Assets Resulting from Operations	3,134,158	167,391	1,628,643	1,199,766	45,373	36,146
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,457,775	2,724,419	912,287	1,061,186	12,020	17,261
Transfers between variable and fixed accounts, net	(432,186)	(522,083)	(1,517,686)	897,805	451,610	257,647
Policy maintenance charges	(1,492,843)	(1,476,467)	(571,004)	(555,539)	(24,991)	(17,044)
Policy benefits and terminations	(373,356)	(1,150,736)	(453,717)	(406,631)	(24,261)	(7,935)
Policy loans and loan repayments	36,195	(146,932)	57,320	(5,047)	(256)	(8,964)
Other	8,117	10,912	4,467	3,490	166	84
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	203,702	(560,887)	(1,568,333)	995,264	414,288	241,049
NET INCREASE (DECREASE) IN NET ASSETS	3,337,860	(393,496)	60,310	2,195,030	459,661	277,195
NET ASSETS
Beginning of Year	19,639,215	20,032,711	13,843,471	11,648,441	398,040	120,845
End of Year	$22,977,075	$19,639,215	$13,903,781	$13,843,471	$857,701	$398,040

	Lord Abbett Bond Debenture Class VC		Lord Abbett Developing Growth Class VC		Lord Abbett Fundamental Equity Class VC
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$340,839	$238,784	$—	$—	$64,408	$66,965
Realized gain (loss) on investments	212,010	(23,078)	(131,131)	(300,815)	396,241	(137,170)
Change in net unrealized appreciation (depreciation) on investments	41,267	117,130	2,923,340	503,530	267,409	893,780
Net Increase (Decrease) in Net Assets Resulting from Operations	594,116	332,836	2,792,209	202,715	728,058	823,575
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	832,222	521,125	566,717	584,314	373,934	345,215
Transfers between variable and fixed accounts, net	4,639,171	2,951,384	813,277	3,075,463	(252,126)	(177,604)
Policy maintenance charges	(456,263)	(254,160)	(437,187)	(343,941)	(333,973)	(341,049)
Policy benefits and terminations	(607,117)	(62,785)	(344,476)	(470,545)	(171,312)	(63,395)
Policy loans and loan repayments	77,109	(68,473)	4,312	101,765	(22,332)	(4,190)
Other	2,442	837	(1,081)	4,616	1,950	127
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	4,487,564	3,087,928	601,562	2,951,672	(403,859)	(240,896)
NET INCREASE (DECREASE) IN NET ASSETS	5,081,680	3,420,764	3,393,771	3,154,387	324,199	582,679
NET ASSETS
Beginning of Year	5,255,897	1,835,133	9,278,798	6,124,411	6,017,135	5,434,456
End of Year	$10,337,577	$5,255,897	$12,672,569	$9,278,798	$6,341,334	$6,017,135

See Notes to Financial Statements

SA-31

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016
	Lord Abbett Total Return Class VC		I		II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,086,206	$1,069,319	$1,179,313	$759,208	$—	$—
Realized gain (loss) on investments	(112,106)	121,362	631,556	968,902	3,477,412	4,253,914
Change in net unrealized appreciation (depreciation) on investments	645,583	324,940	13,132,846	(1,648,391)	10,939,269	(5,242,551)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,619,683	1,515,621	14,943,715	79,719	14,416,681	(988,637)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	5,342,133	5,071,978	2,832,517	1,996,030	1,843,018	1,813,868
Transfers between variable and fixed accounts, net	2,435,598	2,785,444	(1,623,493)	9,231,893	(1,302,299)	(3,182,415)
Policy maintenance charges	(3,038,381)	(2,875,105)	(2,044,150)	(1,918,853)	(1,611,510)	(1,534,270)
Policy benefits and terminations	(1,534,289)	(633,769)	(2,029,756)	(1,586,856)	(1,422,400)	(1,258,785)
Policy loans and loan repayments	(70,489)	(101,668)	155,223	69,831	24,944	62,181
Other	21,212	11,401	39,135	6,233	14,640	8,068
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	3,155,784	4,258,281	(2,670,524)	7,798,278	(2,453,607)	(4,091,353)
NET INCREASE (DECREASE) IN NET ASSETS	4,775,467	5,773,902	12,273,191	7,877,997	11,963,074	(5,079,990)
NET ASSETS
Beginning of Year	40,817,974	35,044,072	63,772,721	55,894,724	38,212,752	43,292,742
End of Year	$45,593,441	$40,817,974	$76,045,912	$63,772,721	$50,175,826	$38,212,752

	III		V		MFS New Discovery Series - Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$425,439	$508,321	$—	$—
Realized gain (loss) on investments	9,556,029	4,400,514	2,377,008	1,071,504	772,590	(82,954)
Change in net unrealized appreciation (depreciation) on investments	1,027,695	5,729,768	1,201,252	998,974	3,465,719	1,083,609
Net Increase (Decrease) in Net Assets Resulting from Operations	10,583,724	10,130,282	4,003,699	2,578,799	4,238,309	1,000,655
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,293,200	2,138,053	1,323,131	1,438,851	1,334,311	1,263,379
Transfers between variable and fixed accounts, net	(3,084,584)	78,089	(1,458,883)	(820,208)	9,694,063	915,655
Policy maintenance charges	(1,937,413)	(1,866,706)	(1,039,516)	(1,076,399)	(905,880)	(693,782)
Policy benefits and terminations	(1,872,899)	(938,522)	(862,317)	(882,366)	(1,025,801)	(60,314)
Policy loans and loan repayments	250,007	77,857	81,877	64,517	(229,990)	(12,676)
Other	28,389	14,646	12,475	11,419	5,006	3,849
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(4,323,300)	(496,583)	(1,943,233)	(1,264,186)	8,871,709	1,416,111
NET INCREASE (DECREASE) IN NET ASSETS	6,260,424	9,633,699	2,060,466	1,314,613	13,110,018	2,416,766
NET ASSETS
Beginning of Year	58,240,777	48,607,078	28,310,027	26,995,414	13,446,457	11,029,691
End of Year	$64,501,201	$58,240,777	$30,370,493	$28,310,027	$26,556,475	$13,446,457

See Notes to Financial Statements

SA-32

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016
	MFS Utilities Series - Service Class		MFS Value Series - Service Class		Neuberger Berman Socially Responsive I Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$493,175	$441,175	$231,012	$99,460	$2,029	$2,379
Realized gain (loss) on investments	(469,115)	(552,129)	745,725	515,225	18,769	11,293
Change in net unrealized appreciation (depreciation) on investments	1,555,499	1,609,272	1,104,278	270,034	42,821	15,637
Net Increase (Decrease) in Net Assets Resulting from Operations	1,579,559	1,498,318	2,081,015	884,719	63,619	29,309
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	807,819	791,135	1,117,940	369,368	26,900	21,764
Transfers between variable and fixed accounts, net	(648,603)	(1,480,322)	4,878,703	9,090,649	65,753	(14,594)
Policy maintenance charges	(540,885)	(619,268)	(573,917)	(237,672)	(21,481)	(15,412)
Policy benefits and terminations	(554,943)	(526,256)	(749,898)	(47,478)	(777)	(446)
Policy loans and loan repayments	(131,231)	(58,268)	(14,567)	66,446	3,503	440
Other	7,752	8,560	6,278	1,446	194	19
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,060,091)	(1,884,419)	4,664,539	9,242,759	74,092	(8,229)
NET INCREASE (DECREASE) IN NET ASSETS	519,468	(386,101)	6,745,554	10,127,478	137,711	21,080
NET ASSETS
Beginning of Year	11,140,402	11,526,503	10,627,878	500,400	314,758	293,678
End of Year	$11,659,870	$11,140,402	$17,373,432	$10,627,878	$452,469	$314,758

	Oppenheimer Global Fund/VA Service Shares		PIMCO Global Multi-Asset Managed Allocation - Advisor Class		Royce Micro-Cap Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$57,328	$50,457	$136,534	$138,750	$11,044	$10,352
Realized gain (loss) on investments	(96,717)	(73,150)	(22,523)	(151,559)	139,893	(102,731)
Change in net unrealized appreciation (depreciation) on investments	2,407,224	(54,440)	701,749	250,979	(60,709)	412,648
Net Increase (Decrease) in Net Assets Resulting from Operations	2,367,835	(77,133)	815,760	238,170	90,228	320,269
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	666,335	587,198	521,145	552,896	180,191	181,436
Transfers between variable and fixed accounts, net	1,341,114	(732,640)	344,761	(20,176)	(174,655)	58,270
Policy maintenance charges	(350,603)	(295,150)	(369,233)	(388,021)	(119,665)	(112,909)
Policy benefits and terminations	(282,247)	(458,856)	(125,772)	(178,075)	(25,812)	(51,990)
Policy loans and loan repayments	3,676	6,135	(22,306)	(30,571)	(27,121)	(2,432)
Other	4,953	4,584	2,038	2,366	987	698
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,383,228	(888,729)	350,633	(61,581)	(166,075)	73,073
NET INCREASE (DECREASE) IN NET ASSETS	3,751,063	(965,862)	1,166,393	176,589	(75,847)	393,342
NET ASSETS
Beginning of Year	6,386,091	7,351,953	5,766,695	5,590,106	2,157,598	1,764,256
End of Year	$10,137,154	$6,386,091	$6,933,088	$5,766,695	$2,081,751	$2,157,598

See Notes to Financial Statements

SA-33

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016
	State Street Total Return V.I.S. Class 3		T. Rowe Price Blue Chip Growth - II		T. Rowe Price Equity Income - II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$27,300	$23,678	$—	$—	$983,137	$1,155,511
Realized gain (loss) on investments	38,091	(33,299)	4,221,739	4,338,646	7,980,479	7,926,829
Change in net unrealized appreciation (depreciation) on investments	140,837	105,078	22,862,432	(3,744,519)	513,522	729,865
Net Increase (Decrease) in Net Assets Resulting from Operations	206,228	95,457	27,084,171	594,127	9,477,138	9,812,205
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	134,626	118,438	5,830,981	5,682,278	4,399,849	4,440,217
Transfers between variable and fixed accounts, net	(75,156)	(981,877)	3,792,911	1,777,922	(1,090,330)	(1,741,476)
Policy maintenance charges	(112,240)	(121,293)	(3,989,798)	(3,598,347)	(2,777,846)	(2,687,692)
Policy benefits and terminations	(19,477)	(47,664)	(2,814,336)	(2,485,673)	(1,616,930)	(919,062)
Policy loans and loan repayments	(8,522)	18,061	(51,430)	(86,374)	(344,025)	3,833
Other	552	391	20,797	43,988	21,238	14,014
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(80,217)	(1,013,944)	2,789,125	1,333,794	(1,408,044)	(890,166)
NET INCREASE (DECREASE) IN NET ASSETS	126,011	(918,487)	29,873,296	1,927,921	8,069,094	8,922,039
NET ASSETS
Beginning of Year	1,487,956	2,406,443	74,984,559	73,056,638	60,493,279	51,571,240
End of Year	$1,613,967	$1,487,956	$104,857,855	$74,984,559	$68,562,373	$60,493,279

	VanEck VIP Global Hard Assets Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$130,403
Realized gain (loss) on investments	(2,392,828)	(5,325,586)
Change in net unrealized appreciation (depreciation) on investments	1,387,277	17,374,268
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,005,551)	12,179,085
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,956,853	2,139,777
Transfers between variable and fixed accounts, net	(1,584,688)	(238,860)
Policy maintenance charges	(1,474,710)	(1,599,904)
Policy benefits and terminations	(1,771,632)	(1,582,202)
Policy loans and loan repayments	(231,445)	(32,483)
Other	16,554	25,217
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(3,089,068)	(1,288,455)
NET INCREASE (DECREASE) IN NET ASSETS	(4,094,619)	10,890,630
NET ASSETS
Beginning of Year	37,457,308	26,566,678
End of Year	$33,362,689	$37,457,308

See Notes to Financial Statements

SA-34

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Core Income
2017	$10.74	145,779	$1,565,280	0.00%	0.00%	5.00%
2016	10.23	94,173	962,966	0.00%	0.00%	5.24%
05/05/2015 - 12/31/2015	9.72	34,481	335,041	0.00%	0.00%	(2.68)%
Diversified Bond
2017	$16.80	4,041,066	$67,890,781	0.00%	0.00%	6.88%
2016	15.72	3,809,611	59,882,580	0.00%	0.00%	5.04%
2015	14.96	3,982,935	59,602,017	0.00%	0.00%	1.05%
2014	14.81	2,880,608	42,657,892	0.00%	0.00%	7.69%
2013	13.75	1,384,959	19,043,959	0.00%	0.00%	(1.15)%
Floating Rate Income
2017	$11.64	327,340	$3,811,432	0.00%	0.00%	3.76%
2016	11.22	436,109	4,893,812	0.00%	0.00%	8.38%
2015	10.35	291,820	3,021,433	0.00%	0.00%	0.86%
2014	10.27	236,154	2,424,132	0.00%	0.00%	0.41%
05/01/2013 - 12/31/2013	10.22	108,683	1,111,095	0.00%	0.00%	2.23%
Floating Rate Loan
2017	$12.19	1,421,081	$17,324,778	0.00%	0.00%	3.93%
2016	11.73	1,371,318	16,086,437	0.00%	0.00%	9.65%
2015	10.70	1,221,751	13,070,964	0.00%	0.00%	(1.01)%
2014	10.81	1,393,249	15,058,356	0.00%	0.00%	0.84%
2013	10.72	1,963,634	21,046,798	0.00%	0.00%	4.53%
High Yield Bond
2017	$75.70	1,170,958	$88,641,781	0.00%	0.00%	7.75%
2016	70.26	1,228,601	86,316,214	0.00%	0.00%	15.37%
2015	60.90	1,229,387	74,867,908	0.00%	0.00%	(4.64)%
2014	63.86	1,388,604	88,676,845	0.00%	0.00%	0.37%
2013	63.62	1,458,347	92,784,347	0.00%	0.00%	7.25%
Inflation Managed
2017	$60.91	1,282,494	$78,120,827	0.00%	0.00%	3.68%
2016	58.75	1,359,183	79,852,294	0.00%	0.00%	5.12%
2015	55.89	1,549,397	86,594,475	0.00%	0.00%	(3.06)%
2014	57.65	1,664,599	95,968,434	0.00%	0.00%	3.11%
2013	55.91	1,863,131	104,173,757	0.00%	0.00%	(8.92)%
Inflation Strategy
2017	$10.74	175,180	$1,882,121	0.00%	0.00%	3.15%
2016	10.42	179,375	1,868,431	0.00%	0.00%	1.86%
2015	10.23	172,565	1,764,671	0.00%	0.00%	(3.21)%
2014	10.57	128,533	1,357,952	0.00%	0.00%	2.33%
2013	10.32	135,740	1,401,445	0.00%	0.00%	(9.47)%
Managed Bond
2017	$69.75	3,780,655	$263,703,471	0.00%	0.00%	4.72%
2016	66.61	3,769,236	251,060,504	0.00%	0.00%	2.87%
2015	64.75	3,983,159	257,900,063	0.00%	0.00%	0.56%
2014	64.39	4,337,906	279,297,740	0.00%	0.00%	4.43%
2013	61.65	5,362,756	330,627,785	0.00%	0.00%	(2.21)%
Short Duration Bond
2017	$13.10	5,442,202	$71,288,686	0.00%	0.00%	1.26%
2016	12.94	5,102,810	66,014,329	0.00%	0.00%	1.69%
2015	12.72	5,175,943	65,848,006	0.00%	0.00%	0.31%
2014	12.68	5,302,346	67,244,702	0.00%	0.00%	0.67%
2013	12.60	4,795,771	60,416,251	0.00%	0.00%	0.40%
Emerging Markets Debt
2017	$12.59	569,579	$7,170,039	0.00%	0.00%	13.09%
2016	11.13	405,209	4,510,324	0.00%	0.00%	17.02%
2015	9.51	331,740	3,155,483	0.00%	0.00%	(4.42)%
2014	9.95	370,370	3,685,923	0.00%	0.00%	(3.83)%
2013	10.35	300,584	3,110,444	0.00%	0.00%	(6.44)%

See Notes to Financial Statements	See explanation of references on page SA-44

SA-35

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Comstock
2017	$26.07	2,386,466	$62,218,676	0.00%	0.00%	17.76%
2016	22.14	2,437,685	53,967,659	0.00%	0.00%	17.50%
2015	18.84	2,641,820	49,777,023	0.00%	0.00%	(6.05)%
2014	20.05	2,726,701	54,683,932	0.00%	0.00%	9.16%
2013	18.37	2,579,254	47,386,679	0.00%	0.00%	35.58%
Developing Growth
2017	$26.27	830,450	$21,819,053	0.00%	0.00%	30.21%
2016	20.18	925,932	18,682,832	0.00%	0.00%	(2.46)%
2015	20.69	1,043,414	21,584,184	0.00%	0.00%	(8.35)%
2014	22.57	1,253,537	28,293,919	0.00%	0.00%	0.37%
2013	22.49	1,753,971	39,442,991	0.00%	0.00%	33.87%
Dividend Growth
2017	$30.84	2,445,375	$75,409,686	0.00%	0.00%	19.07%
2016	25.90	2,681,618	69,451,084	0.00%	0.00%	11.46%
2015	23.24	2,576,943	59,877,324	0.00%	0.00%	2.09%
2014	22.76	2,488,413	56,635,395	0.00%	0.00%	12.10%
2013	20.30	2,609,334	52,975,184	0.00%	0.00%	30.11%
Equity Index
2017	$125.01	5,817,356	$727,248,009	0.00%	0.00%	21.48%
2016	102.91	6,182,763	636,257,869	0.00%	0.00%	11.61%
2015	92.20	6,492,170	598,605,189	0.00%	0.00%	1.14%
2014	91.16	6,487,525	591,431,559	0.00%	0.00%	13.38%
2013	80.40	6,499,445	522,578,741	0.00%	0.00%	31.92%
Focused Growth
2017	$32.45	977,431	$31,719,886	0.00%	0.00%	29.50%
2016	25.06	1,059,599	26,553,316	0.00%	0.00%	2.35%
2015	24.49	1,219,366	29,856,619	0.00%	0.00%	10.09%
2014	22.24	1,186,635	26,391,357	0.00%	0.00%	10.08%
2013	20.20	1,244,868	25,152,228	0.00%	0.00%	33.51%
Growth
2017	$106.38	2,154,781	$229,223,019	0.00%	0.00%	31.64%
2016	80.81	2,234,417	180,560,991	0.00%	0.00%	2.21%
2015	79.06	2,413,775	190,832,118	0.00%	0.00%	7.46%
2014	73.57	2,625,680	193,169,752	0.00%	0.00%	8.88%
2013	67.57	2,928,479	197,881,472	0.00%	0.00%	34.21%
Large-Cap Growth
2017	$18.36	3,136,938	$57,581,160	0.00%	0.00%	33.69%
2016	13.73	3,304,117	45,366,024	0.00%	0.00%	0.51%
2015	13.66	3,623,966	49,506,994	0.00%	0.00%	6.09%
2014	12.88	3,587,219	46,192,496	0.00%	0.00%	8.43%
2013	11.88	3,802,112	45,152,992	0.00%	0.00%	37.48%
Large-Cap Value
2017	$34.09	3,596,260	$122,613,899	0.00%	0.00%	13.95%
2016	29.92	3,842,569	114,975,872	0.00%	0.00%	12.87%
2015	26.51	4,134,769	109,614,833	0.00%	0.00%	(2.99)%
2014	27.33	4,512,853	123,319,633	0.00%	0.00%	11.50%
2013	24.51	4,753,645	116,501,550	0.00%	0.00%	32.26%
Long/Short Large-Cap
2017	$21.93	690,123	$15,131,167	0.00%	0.00%	21.80%
2016	18.00	678,743	12,218,127	0.00%	0.00%	9.18%
2015	16.49	729,210	12,022,539	0.00%	0.00%	(2.82)%
2014	16.97	803,940	13,639,823	0.00%	0.00%	15.52%
2013	14.69	693,301	10,182,015	0.00%	0.00%	35.13%
Main Street Core
2017	$117.93	1,732,345	$204,297,398	0.00%	0.00%	17.08%
2016	100.72	1,873,203	188,677,590	0.00%	0.00%	11.83%
2015	90.07	2,018,936	181,851,819	0.00%	0.00%	3.35%
2014	87.15	2,156,015	187,895,388	0.00%	0.00%	10.82%
2013	78.64	2,339,373	183,977,366	0.00%	0.00%	31.77%

See Notes to Financial Statements	See explanation of references on page SA-44

SA-36

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Mid-Cap Equity
2017	$56.14	2,128,043	$119,470,666	0.00%	0.00%	24.27%
2016	45.18	2,489,213	112,453,137	0.00%	0.00%	18.42%
2015	38.15	2,499,895	95,365,248	0.00%	0.00%	1.57%
2014	37.56	2,713,308	101,910,560	0.00%	0.00%	4.23%
2013	36.04	3,018,583	108,778,534	0.00%	0.00%	36.21%
Mid-Cap Growth
2017	$21.06	2,965,957	$62,456,500	0.00%	0.00%	27.49%
2016	16.52	2,532,603	41,831,269	0.00%	0.00%	6.27%
2015	15.54	2,796,056	43,457,009	0.00%	0.00%	(5.73)%
2014	16.49	2,994,687	49,372,310	0.00%	0.00%	8.49%
2013	15.20	3,219,018	48,916,058	0.00%	0.00%	33.09%
Mid-Cap Value
2017	$36.07	366,995	$13,239,114	0.00%	0.00%	15.46%
2016	31.24	353,984	11,059,546	0.00%	0.00%	15.29%
2015	27.10	352,002	9,539,356	0.00%	0.00%	(0.37)%
2014	27.20	468,370	12,740,459	0.00%	0.00%	6.49%
2013	25.54	498,596	12,735,555	0.00%	0.00%	33.89%
Small-Cap Equity
2017	$33.85	1,060,075	$35,887,262	0.00%	0.00%	8.72%
2016	31.14	1,025,626	31,936,021	0.00%	0.00%	30.42%
2015	23.87	714,514	17,058,970	0.00%	0.00%	(7.88)%
2014	25.92	727,170	18,846,564	0.00%	0.00%	1.71%
2013	25.48	651,676	16,605,748	0.00%	0.00%	35.45%
Small-Cap Index
2017	$41.61	5,727,336	$238,299,750	0.00%	0.00%	14.06%
2016	36.48	6,314,424	230,333,639	0.00%	0.00%	20.66%
2015	30.23	6,366,800	192,471,804	0.00%	0.00%	(4.93)%
2014	31.80	6,797,480	216,137,912	0.00%	0.00%	4.39%
2013	30.46	7,403,781	225,520,484	0.00%	0.00%	38.28%
Small-Cap Value
2017	$54.34	1,357,500	$73,765,509	0.00%	0.00%	8.65%
2016	50.01	1,457,669	72,900,676	0.00%	0.00%	29.60%
2015	38.59	1,525,317	58,862,326	0.00%	0.00%	(4.34)%
2014	40.34	1,649,099	66,523,149	0.00%	0.00%	5.64%
2013	38.18	1,800,314	68,744,458	0.00%	0.00%	32.49%
Value Advantage
2017	$16.92	151,366	$2,561,460	0.00%	0.00%	14.32%
2016	14.80	122,603	1,814,836	0.00%	0.00%	16.49%
2015	12.71	237,150	3,013,632	0.00%	0.00%	(4.69)%
2014	13.33	452,061	6,027,381	0.00%	0.00%	14.14%
05/06/2013 - 12/31/2013	11.68	9,931	116,006	0.00%	0.00%	15.34%
Emerging Markets
2017	$51.09	3,152,903	$161,066,784	0.00%	0.00%	34.52%
2016	37.98	3,114,990	118,299,020	0.00%	0.00%	6.46%
2015	35.67	2,898,732	103,402,996	0.00%	0.00%	(14.04)%
2014	41.50	3,087,426	128,129,379	0.00%	0.00%	(4.99)%
2013	43.68	3,251,471	142,031,373	0.00%	0.00%	8.75%
International Large-Cap
2017	$19.16	9,627,555	$184,441,166	0.00%	0.00%	27.51%
2016	15.02	10,092,996	151,642,419	0.00%	0.00%	(0.08)%
2015	15.04	9,068,039	136,347,095	0.00%	0.00%	(0.44)%
2014	15.10	9,048,553	136,650,780	0.00%	0.00%	(5.02)%
2013	15.90	9,938,692	158,030,997	0.00%	0.00%	18.42%
International Small-Cap
2017	$17.42	2,008,375	$34,990,143	0.00%	0.00%	31.92%
2016	13.21	1,945,640	25,696,122	0.00%	0.00%	3.42%
2015	12.77	1,789,652	22,853,766	0.00%	0.00%	6.43%
2014	12.00	1,198,862	14,384,980	0.00%	0.00%	(2.42)%
2013	12.30	994,721	12,231,111	0.00%	0.00%	28.09%

See Notes to Financial Statements	See explanation of references on page SA-44

SA-37

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
International Value
2017	$32.47	4,286,343	$139,187,583	0.00%	0.00%	21.57%
2016	26.71	4,406,131	117,689,663	0.00%	0.00%	2.98%
2015	25.94	4,867,175	126,247,511	0.00%	0.00%	(2.63)%
2014	26.64	4,880,181	130,010,515	0.00%	0.00%	(10.54)%
2013	29.78	5,000,840	148,927,917	0.00%	0.00%	21.68%
Health Sciences
2017	$60.31	1,110,267	$66,961,088	0.00%	0.00%	23.97%
2016	48.65	1,178,226	57,321,326	0.00%	0.00%	(5.97)%
2015	51.74	1,342,279	69,450,189	0.00%	0.00%	9.59%
2014	47.21	1,358,410	64,134,607	0.00%	0.00%	24.53%
2013	37.91	1,320,901	50,078,051	0.00%	0.00%	56.49%
Real Estate
2017	$69.62	1,260,249	$87,743,068	0.00%	0.00%	3.24%
2016	67.44	1,347,361	90,868,036	0.00%	0.00%	6.59%
2015	63.27	1,405,768	88,945,313	0.00%	0.00%	1.52%
2014	62.32	1,689,388	105,289,356	0.00%	0.00%	30.59%
2013	47.72	1,845,862	88,092,902	0.00%	0.00%	1.71%
Technology
2017	$12.47	1,831,834	$22,840,201	0.00%	0.00%	38.78%
2016	8.98	1,617,797	14,534,614	0.00%	0.00%	(6.61)%
2015	9.62	1,789,241	17,212,727	0.00%	0.00%	(3.04)%
2014	9.92	1,633,147	16,204,220	0.00%	0.00%	9.85%
2013	9.03	1,688,983	15,255,248	0.00%	0.00%	22.50%
Currency Strategies
2017	$10.66	73,461	$782,859	0.00%	0.00%	(3.59)%
2016	11.05	75,605	835,708	0.00%	0.00%	4.88%
2015	10.54	47,174	497,180	0.00%	0.00%	1.43%
2014	10.39	48,289	501,764	0.00%	0.00%	3.53%
05/07/2013 - 12/31/2013	10.04	11,086	111,267	0.00%	0.00%	(1.27)%
Diversified Alternatives
2017	$11.17	13,280	$148,396	0.00%	0.00%	7.72%
08/11/2016 - 12/31/2016	10.37	2,618	27,157	0.00%	0.00%	0.14%
Equity Long/Short
2017	$15.13	794,888	$12,028,929	0.00%	0.00%	17.18%
2016	12.91	446,854	5,770,657	0.00%	0.00%	11.28%
05/14/2015 - 12/31/2015	11.60	453,903	5,267,505	0.00%	0.00%	13.56%
Global Absolute Return
2017	$11.66	470,174	$5,484,488	0.00%	0.00%	6.36%
2016	10.97	284,979	3,125,515	0.00%	0.00%	4.65%
2015	10.48	299,988	3,144,057	0.00%	0.00%	2.69%
2014	10.21	139,666	1,425,507	0.00%	0.00%	6.03%
05/16/2013 - 12/31/2013	9.63	102,063	982,475	0.00%	0.00%	(4.62)%
Pacific Dynamix - Conservative Growth
2017	$19.02	506,025	$9,626,032	0.00%	0.00%	9.94%
2016	17.30	452,970	7,837,689	0.00%	0.00%	6.84%
2015	16.20	325,544	5,272,397	0.00%	0.00%	(1.10)%
2014	16.38	295,990	4,846,921	0.00%	0.00%	5.50%
2013	15.52	198,457	3,080,311	0.00%	0.00%	9.39%
Pacific Dynamix - Moderate Growth
2017	$22.08	1,948,157	$43,018,698	0.00%	0.00%	13.79%
2016	19.41	1,639,383	31,814,172	0.00%	0.00%	8.45%
2015	17.89	1,355,447	24,254,637	0.00%	0.00%	(1.85)%
2014	18.23	1,197,960	21,840,822	0.00%	0.00%	5.53%
2013	17.28	805,602	13,917,208	0.00%	0.00%	14.95%
Pacific Dynamix - Growth
2017	$25.46	2,256,763	$57,454,483	0.00%	0.00%	17.52%
2016	21.66	1,751,499	37,943,794	0.00%	0.00%	10.17%
2015	19.66	1,407,429	27,674,934	0.00%	0.00%	(2.45)%
2014	20.16	1,178,850	23,761,522	0.00%	0.00%	5.43%
2013	19.12	930,513	17,789,907	0.00%	0.00%	20.98%

See Notes to Financial Statements	See explanation of references on page SA-44

SA-38

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Portfolio Optimization Conservative
2017	$13.26	1,133,653	$15,027,544	0.00%	0.00%	7.37%
2016	12.35	1,490,915	18,406,124	0.00%	0.00%	5.83%
2015	11.67	1,409,870	16,446,863	0.00%	0.00%	(0.03)%
2014	11.67	1,641,675	19,157,254	0.00%	0.00%	3.39%
2013	11.29	2,306,800	26,035,729	0.00%	0.00%	3.04%
Portfolio Optimization Moderate-Conservative
2017	$14.32	3,757,613	$53,816,270	0.00%	0.00%	10.79%
2016	12.93	3,690,176	47,703,278	0.00%	0.00%	6.78%
2015	12.11	3,984,749	48,238,560	0.00%	0.00%	(0.41)%
2014	12.16	4,020,807	48,874,236	0.00%	0.00%	4.03%
2013	11.68	4,324,913	50,533,896	0.00%	0.00%	8.16%
Portfolio Optimization Moderate
2017	$15.27	16,249,004	$248,075,658	0.00%	0.00%	13.22%
2016	13.48	17,075,664	230,261,473	0.00%	0.00%	8.08%
2015	12.48	17,370,619	216,719,712	0.00%	0.00%	(0.36)%
2014	12.52	18,768,979	235,015,262	0.00%	0.00%	4.62%
2013	11.97	19,114,004	228,766,375	0.00%	0.00%	12.74%
Portfolio Optimization Growth
2017	$16.24	21,030,059	$341,465,441	0.00%	0.00%	16.38%
2016	13.95	22,041,635	307,509,751	0.00%	0.00%	8.81%
2015	12.82	23,509,394	301,429,810	0.00%	0.00%	(0.33)%
2014	12.86	24,137,404	310,508,205	0.00%	0.00%	5.08%
2013	12.24	24,897,615	304,790,198	0.00%	0.00%	17.46%
Portfolio Optimization Aggressive-Growth
2017	$16.69	9,461,777	$157,880,353	0.00%	0.00%	18.60%
2016	14.07	9,696,591	136,429,182	0.00%	0.00%	9.33%
2015	12.87	9,924,465	127,721,290	0.00%	0.00%	(0.91)%
2014	12.99	9,981,078	129,631,644	0.00%	0.00%	5.29%
2013	12.34	10,069,033	124,205,302	0.00%	0.00%	20.86%
PSF DFA Balanced Allocation
2017	$11.91	144,930	$1,725,808	0.00%	0.00%	12.98%
06/22/2016 - 12/31/2016	10.54	27,680	291,744	0.00%	0.00%	4.99%
Invesco V.I. International Growth Series II
2017	$14.77	2,158,059	$31,874,360	1.30%	0.00%	22.73%
2016	12.03	1,921,923	23,130,212	1.28%	0.00%	(0.70)%
2015	12.12	1,459,843	17,692,341	1.45%	0.00%	(2.62)%
2014	12.44	731,376	9,101,827	1.55%	0.00%	0.09%
2013	12.43	430,205	5,348,998	1.08%	0.00%	18.72%
American Century VP Mid Cap Value Class II
2017	$21.59	1,176,754	$25,411,956	1.34%	0.00%	11.47%
2016	19.37	1,568,699	30,391,093	1.72%	0.00%	22.72%
2015	15.79	645,029	10,183,156	1.50%	0.00%	(1.58)%
2014	16.04	624,670	10,019,982	1.04%	0.00%	16.24%
2013	13.80	535,505	7,389,791	1.10%	0.00%	29.90%
American Funds IS Asset Allocation Class 4
2017	$28.18	1,797,931	$50,666,058	1.42%	0.00%	15.91%
2016	24.31	1,644,596	39,984,460	1.57%	0.00%	9.16%
10/30/2015 - 12/31/2015	22.27	1,284,667	28,611,778	8.97%	0.00%	(1.53)%
American Funds IS Growth Class 4
2017	$31.63	2,410,313	$76,229,437	0.44%	0.00%	27.98%
2016	24.71	2,520,060	62,273,798	0.58%	0.00%	9.22%
10/30/2015 - 12/31/2015	22.63	2,624,363	59,378,434	4.10%	0.00%	(0.61)%
American Funds IS Growth-Income Class 4
2017	$27.38	3,106,257	$85,054,785	1.31%	0.00%	22.08%
2016	22.43	3,166,860	71,033,405	1.31%	0.00%	11.26%
10/30/2015 - 12/31/2015	20.16	3,216,948	64,856,884	7.56%	0.00%	(1.77)%
BlackRock Basic Value V.I. Class III
2017	$23.38	885,032	$20,688,609	0.97%	0.00%	8.01%
2016	21.64	1,402,239	30,347,209	1.64%	0.00%	17.72%
2015	18.38	1,128,066	20,738,473	1.25%	0.00%	(6.15)%
2014	19.59	1,156,612	22,656,053	1.26%	0.00%	9.63%
2013	17.87	1,031,554	18,432,016	1.23%	0.00%	37.65%

See Notes to Financial Statements	See explanation of references on page SA-44

SA-39

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
BlackRock Global Allocation V.I. Class III
2017	$22.86	2,704,263	$61,831,771	1.27%	0.00%	13.71%
2016	20.11	2,830,002	56,906,250	1.23%	0.00%	3.80%
2015	19.37	2,967,748	57,488,722	1.04%	0.00%	(1.00)%
2014	19.57	3,051,858	59,715,627	2.33%	0.00%	1.93%
2013	19.20	2,921,329	56,077,909	1.08%	0.00%	14.42%
BlackRock iShares Alternative Strategies V.I. Class I
2017	$11.35	149,735	$1,699,130	2.97%	0.00%	12.74%
2016	10.07	126,498	1,273,294	4.45%	0.00%	6.48%
06/18/2015 - 12/31/2015	9.45	36,525	345,285	9.50%	0.00%	(3.48)%
BlackRock iShares Dynamic Allocation V.I. Class I
2017	$11.37	61,462	$699,104	2.33%	0.00%	15.11%
2016	9.88	24,029	237,439	2.93%	0.00%	6.49%
06/24/2015 - 12/31/2015	9.28	8,208	76,165	4.66%	0.00%	(6.31)%
BlackRock iShares Dynamic Fixed Income V.I. Class I
2017	$10.53	97,616	$1,028,116	2.98%	0.00%	3.91%
2016	10.14	54,607	553,466	2.58%	0.00%	3.50%
05/14/2015 - 12/31/2015	9.79	7,130	69,818	3.76%	0.00%	(1.69)%
BlackRock iShares Equity Appreciation V.I. Class I
2017	$11.79	112,617	$1,327,874	2.54%	0.00%	21.87%
2016	9.68	23,235	224,803	1.90%	0.00%	9.31%
05/08/2015 - 12/31/2015	8.85	15,973	141,379	5.80%	0.00%	(11.74)%
Dreyfus VIF Appreciation Service Shares
2017	$15.86	29,840	$473,114	0.99%	0.00%	27.01%
2016	12.48	47,500	592,964	1.40%	0.00%	7.63%
2015	11.60	28,744	333,384	1.44%	0.00%	(2.71)%
2014	11.92	26,021	310,213	1.71%	0.00%	7.83%
05/16/2013 - 12/31/2013	11.06	14,318	158,303	1.22%	0.00%	8.14%
Fidelity VIP Contrafund Service Class 2
2017	$29.62	1,995,114	$59,085,350	0.77%	0.00%	21.59%
2016	24.36	2,124,204	51,739,685	0.61%	0.00%	7.73%
2015	22.61	2,375,038	53,698,385	0.78%	0.00%	0.42%
2014	22.52	2,608,821	58,739,971	0.74%	0.00%	11.65%
2013	20.17	2,737,871	55,211,155	0.82%	0.00%	30.95%
Fidelity VIP Freedom 2010 Portfolio Service Class 2
2017	$16.01	90,352	$1,446,306	1.36%	0.00%	12.80%
2016	14.19	57,642	818,026	0.93%	0.00%	5.23%
2015	13.49	130,571	1,760,903	2.18%	0.00%	(0.53)%
2014	13.56	69,725	945,335	1.44%	0.00%	4.21%
2013	13.01	67,455	877,603	1.53%	0.00%	13.20%
Fidelity VIP Freedom 2015 Portfolio Service Class 2
2017	$16.20	211,178	$3,422,055	1.22%	0.00%	14.80%
2016	14.12	169,699	2,395,412	1.40%	0.00%	5.58%
2015	13.37	148,567	1,986,342	1.57%	0.00%	(0.51)%
2014	13.44	162,254	2,180,372	1.04%	0.00%	4.45%
2013	12.86	245,377	3,156,749	1.67%	0.00%	14.10%
Fidelity VIP Freedom 2020 Portfolio Service Class 2
2017	$16.05	514,191	$8,251,807	1.23%	0.00%	16.26%
2016	13.80	575,261	7,940,725	1.34%	0.00%	5.80%
2015	13.05	583,650	7,614,678	1.49%	0.00%	(0.46)%
2014	13.11	662,948	8,689,115	1.46%	0.00%	4.60%
2013	12.53	672,260	8,424,050	1.62%	0.00%	15.63%
Fidelity VIP Freedom 2025 Portfolio Service Class 2
2017	$16.83	595,571	$10,026,036	1.16%	0.00%	17.57%
2016	14.32	647,539	9,272,076	1.34%	0.00%	5.98%
2015	13.51	645,860	8,725,897	1.69%	0.00%	(0.50)%
2014	13.58	580,865	7,887,581	1.58%	0.00%	4.85%
2013	12.95	498,012	6,449,507	1.82%	0.00%	19.71%

See Notes to Financial Statements	See explanation of references on page SA-44

SA-40

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Fidelity VIP Freedom 2030 Portfolio Service Class 2
2017	$16.67	688,721	$11,481,094	1.13%	0.00%	20.69%
2016	13.81	729,608	10,077,382	1.28%	0.00%	6.37%
2015	12.98	689,894	8,957,895	1.48%	0.00%	(0.53)%
2014	13.05	678,916	8,862,251	1.39%	0.00%	4.74%
2013	12.46	677,750	8,446,386	1.59%	0.00%	21.41%
Fidelity VIP Freedom 2035 Portfolio Service Class 2
2017	$17.72	409,702	$7,261,287	1.22%	0.00%	23.07%
2016	14.40	306,309	4,410,998	1.26%	0.00%	6.52%
2015	13.52	241,330	3,262,497	1.52%	0.00%	(0.51)%
2014	13.59	192,608	2,617,196	1.62%	0.00%	4.65%
2013	12.98	49,518	642,969	2.57%	0.00%	24.50%
Fidelity VIP Freedom 2045 Portfolio Service Class 2
2017	$17.95	354,672	$6,367,437	1.30%	0.00%	23.30%
2016	14.56	249,154	3,627,721	1.30%	0.00%	6.56%
2015	13.66	186,129	2,543,281	1.98%	0.00%	(0.53)%
2014	13.74	98,346	1,350,948	1.82%	0.00%	4.68%
2013	13.12	52,055	683,125	2.51%	0.00%	25.76%
Fidelity VIP Freedom Income Portfolio Service Class 2
2017	$14.50	97,677	$1,416,308	1.26%	0.00%	8.36%
2016	13.38	117,971	1,578,639	1.21%	0.00%	4.17%
2015	12.85	127,155	1,633,396	1.48%	0.00%	(0.57)%
2014	12.92	113,219	1,462,713	1.38%	0.00%	3.54%
2013	12.48	93,667	1,168,763	1.23%	0.00%	5.21%
Fidelity VIP Government Money Market Service Class
2017	$10.07	14,255,248	$143,551,113	0.57%	0.00%	0.57%
2016	10.01	15,892,701	159,125,414	0.10%	0.00%	0.10%
2015	10.00	21,920,422	219,247,668	0.01%	0.00%	0.01%
02/03/2014 - 12/31/2014	10.00	17,021,081	170,226,823	0.01%	0.00%	0.01%
Fidelity VIP Growth Service Class 2
2017	$30.06	382,067	$11,484,643	0.07%	0.00%	34.81%
2016	22.30	303,110	6,758,341	0.00%	0.00%	0.55%
2015	22.17	332,587	7,375,033	0.03%	0.00%	6.90%
2014	20.74	415,565	8,619,895	0.00%	0.00%	11.01%
2013	18.68	318,727	5,955,369	0.05%	0.00%	36.00%
Fidelity VIP Mid Cap Service Class 2
2017	$31.86	1,260,670	$40,168,338	0.49%	0.00%	20.54%
2016	26.43	1,318,480	34,852,958	0.31%	0.00%	11.92%
2015	23.62	1,513,887	35,755,277	0.25%	0.00%	(1.63)%
2014	24.01	1,620,708	38,911,844	0.02%	0.00%	6.03%
2013	22.64	1,709,116	38,700,071	0.28%	0.00%	35.87%
Fidelity VIP Value Strategies Service Class 2
2017	$25.18	268,653	$6,764,522	1.26%	0.00%	19.08%
2016	21.14	275,810	5,831,772	0.90%	0.00%	9.27%
2015	19.35	304,470	5,891,516	0.87%	0.00%	(3.19)%
2014	19.99	302,551	6,047,282	0.84%	0.00%	6.51%
2013	18.77	274,620	5,153,369	0.63%	0.00%	30.18%
Templeton Foreign VIP Class 2
2017	$14.03	1,843,186	$25,854,408	2.62%	0.00%	16.69%
2016	12.02	1,601,613	19,252,230	1.93%	0.00%	7.18%
2015	11.22	1,447,786	16,238,048	3.11%	0.00%	(6.49)%
2014	11.99	1,273,231	15,271,674	2.00%	0.00%	(11.13)%
2013	13.50	612,091	8,261,228	1.84%	0.00%	22.97%
Templeton Global Bond VIP Class 2
2017	$12.44	2,603,285	$32,396,884	0.00%	0.00%	1.93%
2016	12.21	2,475,500	30,224,656	0.00%	0.00%	2.94%
2015	11.86	3,133,530	37,166,857	7.70%	0.00%	(4.30)%
2014	12.39	3,383,661	41,938,819	4.98%	0.00%	1.83%
2013	12.17	3,549,663	43,204,291	5.00%	0.00%	1.63%

See Notes to Financial Statements	See explanation of references on page SA-44

SA-41

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Janus Henderson Enterprise Service Shares
2017	$28.42	659,947	$18,756,505	0.15%	0.00%	27.09%
2016	22.36	603,394	13,494,226	0.03%	0.00%	12.10%
2015	19.95	533,026	10,633,510	0.57%	0.00%	3.77%
2014	19.23	341,813	6,571,388	0.03%	0.00%	12.24%
2013	17.13	299,659	5,132,651	0.36%	0.00%	32.04%
Janus Henderson Overseas Service Shares
2017	$10.96	2,699,606	$29,579,536	1.55%	0.00%	30.80%
2016	8.38	1,458,141	12,214,393	4.60%	0.00%	(6.71)%
2015	8.98	1,576,129	14,151,915	0.50%	0.00%	(8.80)%
2014	9.85	1,750,222	17,232,050	3.04%	0.00%	(12.10)%
2013	11.20	1,958,426	21,936,327	3.17%	0.00%	14.28%
Lazard Retirement Global Dynamic Multi-Asset Service Class
2017	$12.62	108,305	$1,366,503	0.00%	0.00%	20.53%
2016	10.47	100,312	1,050,105	0.27%	0.00%	3.30%
2015	10.13	85,433	865,754	0.00%	0.00%	(0.44)%
07/22/2014 - 12/31/2014	10.18	39,227	399,289	1.45%	0.00%	(1.62)%
Lazard Retirement U.S. Strategic Equity Service Class
2017	$18.25	70,042	$1,278,301	1.55%	0.00%	18.10%
2016	15.45	82,703	1,278,015	0.11%	0.00%	9.42%
2015	14.12	95,010	1,341,781	0.31%	0.00%	(5.44)%
2014	14.93	206,026	3,076,991	0.98%	0.00%	14.71%
2013	13.02	84,359	1,098,338	0.89%	0.00%	28.07%
ClearBridge Variable Aggressive Growth - Class II
2017	$23.76	967,177	$22,977,075	0.27%	0.00%	15.99%
2016	20.48	958,828	19,639,215	0.41%	0.00%	0.94%
2015	20.29	987,201	20,032,711	0.09%	0.00%	(1.94)%
2014	20.69	761,676	15,761,928	0.01%	0.00%	20.08%
2013	17.23	541,048	9,324,401	0.06%	0.00%	47.37%
ClearBridge Variable Mid Cap - Class II
2017	$21.83	636,772	$13,903,781	0.19%	0.00%	12.55%
2016	19.40	713,565	13,843,471	0.41%	0.00%	9.11%
2015	17.78	655,123	11,648,441	0.08%	0.00%	1.99%
2014	17.43	1,342,561	23,406,395	0.09%	0.00%	7.82%
2013	16.17	1,106,581	17,892,440	0.05%	0.00%	37.05%
Western Asset Variable Global High Yield Bond - Class II
2017	$11.37	75,413	$857,701	5.78%	0.00%	8.43%
2016	10.49	37,946	398,040	8.42%	0.00%	15.36%
05/20/2015 - 12/31/2015	9.09	13,290	120,845	See Note (4)	0.00%	(9.30)%
Lord Abbett Bond Debenture Class VC
2017	$12.20	847,582	$10,337,577	4.93%	0.00%	9.21%
2016	11.17	470,628	5,255,897	7.25%	0.00%	12.13%
2015	9.96	184,261	1,835,133	6.10%	0.00%	(1.53)%
05/08/2014 - 12/31/2014	10.11	72,657	734,874	14.03%	0.00%	0.98%
Lord Abbett Developing Growth Class VC
2017	$18.75	675,697	$12,672,569	0.00%	0.00%	29.92%
2016	14.44	642,778	9,278,798	0.00%	0.00%	(2.60)%
2015	14.82	413,212	6,124,411	0.00%	0.00%	(8.21)%
2014	16.15	299,887	4,842,087	0.00%	0.00%	3.71%
2013	15.57	187,471	2,918,769	0.00%	0.00%	56.68%
Lord Abbett Fundamental Equity Class VC
2017	$20.61	307,699	$6,341,334	1.05%	0.00%	12.57%
2016	18.31	328,682	6,017,135	1.20%	0.00%	15.74%
2015	15.82	343,590	5,434,456	1.08%	0.00%	(3.44)%
2014	16.38	458,236	7,506,229	0.39%	0.00%	7.14%
2013	15.29	791,610	12,102,814	0.24%	0.00%	35.76%

See Notes to Financial Statements	See explanation of references on page SA-44

SA-42

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Lord Abbett Total Return Class VC
2017	$11.10	4,107,392	$45,593,441	2.50%	0.00%	3.86%
2016	10.69	3,819,255	40,817,974	2.76%	0.00%	4.26%
2015	10.25	3,418,774	35,044,072	3.06%	0.00%	(0.66)%
2014	10.32	2,204,601	22,747,259	5.53%	0.00%	6.08%
05/31/2013 - 12/31/2013	9.73	117,785	1,145,676	8.79%	0.00%	(0.99)%
I
2017	$39.92	1,905,029	$76,045,912	1.66%	0.00%	24.05%
2016	32.18	1,981,784	63,772,721	1.37%	0.00%	(0.05)%
2015	32.20	1,736,068	55,894,724	1.59%	0.00%	(3.94)%
2014	33.52	1,793,862	60,125,408	2.22%	0.00%	(7.06)%
2013	36.06	1,916,959	69,130,043	2.40%	0.00%	16.32%
II
2017	$62.32	805,188	$50,175,826	0.00%	0.00%	38.97%
2016	44.84	852,211	38,212,752	0.00%	0.00%	(2.32)%
2015	45.91	943,079	43,292,742	0.03%	0.00%	7.70%
2014	42.62	1,075,123	45,824,116	0.04%	0.00%	10.21%
2013	38.67	1,131,359	43,752,740	0.58%	0.00%	36.15%
III
2017	$95.67	674,210	$64,501,201	0.00%	0.00%	19.02%
2016	80.38	724,552	58,240,777	0.00%	0.00%	21.06%
2015	66.40	732,052	48,607,078	0.00%	0.00%	(6.58)%
2014	71.08	740,956	52,663,852	0.00%	0.00%	12.42%
2013	63.22	802,176	50,716,843	0.00%	0.00%	39.20%
V
2017	$31.34	969,099	$30,370,493	1.50%	0.00%	14.99%
2016	27.25	1,038,803	28,310,027	1.91%	0.00%	9.64%
2015	24.86	1,086,046	26,995,414	1.39%	0.00%	(0.66)%
2014	25.02	1,030,936	25,795,156	1.22%	0.00%	9.68%
2013	22.81	994,668	22,690,759	2.73%	0.00%	34.22%
MFS New Discovery Series - Service Class
2017	$24.26	1,094,536	$26,556,475	0.00%	0.00%	26.33%
2016	19.21	700,129	13,446,457	0.00%	0.00%	8.80%
2015	17.65	624,822	11,029,691	0.00%	0.00%	(2.15)%
2014	18.04	665,038	11,996,985	0.00%	0.00%	(7.49)%
2013	19.50	683,662	13,332,010	0.00%	0.00%	41.22%
MFS Utilities Series - Service Class
2017	$18.49	630,731	$11,659,870	4.18%	0.00%	14.49%
2016	16.15	689,970	11,140,402	3.56%	0.00%	11.24%
2015	14.52	794,088	11,526,503	3.71%	0.00%	(14.76)%
2014	17.03	961,535	16,373,224	1.98%	0.00%	12.47%
2013	15.14	894,580	13,544,572	1.72%	0.00%	20.21%
MFS Value Series - Service Class
2017	$12.98	1,338,421	$17,373,432	1.77%	0.00%	17.35%
2016	11.06	960,787	10,627,878	1.89%	0.00%	13.78%
07/13/2015 - 12/31/2015	9.72	51,469	500,400	1.12%	0.00%	(4.00)%
Neuberger Berman Socially Responsive I Class
2017	$17.26	26,217	$452,469	0.53%	0.00%	18.43%
2016	14.57	21,598	314,758	0.74%	0.00%	9.86%
2015	13.27	22,139	293,678	0.66%	0.00%	(0.46)%
2014	13.33	17,146	228,506	0.53%	0.00%	10.38%
05/16/2013 - 12/31/2013	12.07	11,460	138,363	1.05%	0.00%	15.57%
Oppenheimer Global Fund/VA Service Shares
2017	$16.60	610,541	$10,137,154	0.72%	0.00%	36.32%
2016	12.18	524,309	6,386,091	0.77%	0.00%	(0.16)%
2015	12.20	602,661	7,351,953	1.02%	0.00%	3.67%
2014	11.77	274,354	3,228,325	0.99%	0.00%	2.06%
05/22/2013 - 12/31/2013	11.53	100,254	1,155,929	0.04%	0.00%	12.27%

See Notes to Financial Statements	See explanation of references on page SA-44

SA-43

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
PIMCO Global Multi-Asset Managed Allocation - Advisor Class
2017	$11.32	612,282	$6,933,088	2.18%	0.00%	13.99%
2016	9.93	580,540	5,766,695	2.40%	0.00%	3.92%
2015	9.56	584,822	5,590,106	1.63%	0.00%	(0.26)%
2014	9.58	603,349	5,782,174	2.34%	0.00%	4.57%
2013	9.16	784,478	7,189,410	3.08%	0.00%	(7.91)%
Royce Micro-Cap Service Class
2017	$13.88	149,935	$2,081,751	0.56%	0.00%	5.02%
2016	13.22	163,195	2,157,598	0.60%	0.00%	19.37%
2015	11.08	159,296	1,764,256	0.00%	0.00%	(12.61)%
2014	12.67	145,785	1,847,636	0.00%	0.00%	(3.84)%
2013	13.18	152,971	2,016,182	0.37%	0.00%	20.65%
State Street Total Return V.I.S. Class 3
2017	$16.74	96,389	$1,613,967	1.88%	0.00%	15.26%
2016	14.53	102,428	1,487,956	1.23%	0.00%	6.08%
2015	13.69	175,726	2,406,443	1.80%	0.00%	(1.34)%
2014	13.88	152,788	2,120,800	1.57%	0.00%	5.07%
2013	13.21	128,612	1,699,024	1.78%	0.00%	14.64%
T. Rowe Price Blue Chip Growth - II
2017	$34.51	3,038,914	$104,857,855	0.00%	0.00%	35.82%
2016	25.40	2,951,678	74,984,559	0.00%	0.00%	0.54%
2015	25.27	2,891,214	73,056,638	0.00%	0.00%	10.80%
2014	22.81	2,699,859	61,573,102	0.00%	0.00%	8.84%
2013	20.95	2,403,200	50,355,566	0.00%	0.00%	40.85%
T. Rowe Price Equity Income - II
2017	$23.68	2,895,397	$68,562,373	1.53%	0.00%	15.73%
2016	20.46	2,956,466	60,493,279	2.09%	0.00%	18.85%
2015	17.22	2,995,626	51,571,240	1.61%	0.00%	(7.10)%
2014	18.53	2,898,123	53,708,688	1.52%	0.00%	7.10%
2013	17.30	3,604,155	62,363,206	1.33%	0.00%	29.41%
VanEck VIP Global Hard Assets Initial Class
2017	$20.68	1,613,669	$33,362,689	0.00%	0.00%	(1.70)%
2016	21.03	1,780,944	37,457,308	0.39%	0.00%	43.71%
2015	14.64	1,815,250	26,566,678	0.03%	0.00%	(33.45)%
2014	21.99	1,900,239	41,786,178	0.09%	0.00%	(19.10)%
2013	27.18	2,061,594	56,039,109	0.71%	0.00%	10.53%

(1)         The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets (See Note 3 in Notes to Financial Statements for information on dividends and distributions). These ratios exclude those expenses, such as mortality and expense risk (“M&E”) fees that are assessed against policyholder accounts, either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.

(2)         There are no policy fees and expenses of the Separate Account that result in a direct reduction of unit values for each period indicated. The expense ratios exclude expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to policyholder accounts through the redemption of units (See Note 4 in Notes to Financial Statements).

(3)         Total returns reflect changes in unit values of the underlying portfolios/funds and do not include deductions at the separate account or policy level for any mortality and expense risk fees, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges, or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.

(4)         Subsequent to its commencement of operations in 2015, the Western Asset Variable Global High Yield Bond - Class II Variable Account received its annual distribution. The annualized investment income ratio was 19.56%. Prior to annualization, the ratio was 12.06%.

See Notes to Financial Statements

SA-44

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Pacific Select Exec Separate Account (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account consists of subaccounts (each, a “Variable Account” and collectively, the “Variable Accounts”) which invest in shares of corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of registered investment management companies (each, a “Fund” and collectively, the “Funds”). As of December 31, 2017, the Fund investment options are Pacific Select Fund (See Note 4), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series, BlackRock Variable Series Funds, Inc., Dreyfus Variable Investment Fund, Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Lord Abbett Series Fund, Inc., M Fund, Inc., MFS Variable Insurance Trust, Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, Royce Capital Fund, State Street Variable Insurance Series Funds, Inc., T. Rowe Price Equity Series, Inc., and VanEck VIP Trust. The Variable Accounts which have not commenced operations are not presented in this annual report.

Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Janus Henderson Enterprise Service Shares and Janus Henderson Overseas Service Shares Variable Accounts and Portfolios were formerly named Janus Aspen Series Enterprise Service Shares and Janus Aspen Series Overseas Service Shares Variable Accounts and Portfolios, respectively.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance policies, are obligations of Pacific Life.

The Separate Account funds individual modified single premium, flexible premium, and last survivor flexible premium variable life insurance policies issued by Pacific Life. The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividends and capital gain distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under the current tax law, no federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the policies.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividend and capital gain distributions, if any, received from the Portfolios are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Each of the Portfolios in the Pacific Select Fund is treated as a partnership for federal income tax purposes only (the “Partnership Portfolios”). The Partnership Portfolios are not required to distribute taxable income and capital gains for federal income tax purposes. Therefore, no dividend or capital gain distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the year ended December 31, 2017.

SA-45

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life makes certain deductions from the net assets of each Variable Account through a redemption of units for charges for the mortality and expense risks (“M&E”) and administrative expenses Pacific Life assumes, cost of insurance, charges for optional benefits provided by rider and any applicable surrender charges, and are shown as a decrease in net assets in the accompanying Statements of Changes in Net Assets. The mortality risk assumed by Pacific Life is the risk that those insured may die sooner than anticipated, resulting in Pacific Life paying an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the policies will exceed the amounts realized from the administrative fees assessed against the policies. The cost of insurance charge is the primary charge under the policy for the death benefit provided by Pacific Life which may vary by policy based on underwriting criteria. For some policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual policy. Most policies offer optional benefits that can be added to the policy by rider. The charges for riders can range depending on the individual policy. All of the fees described above are assessed directly to each policyholder account through a redemption of units. Surrender charges are included in policy benefits and terminations; and charges for M&E, administrative expenses, cost of insurance, and optional benefits provided by rider are included in policy maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which they invest.

With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums before amounts are allocated to the Separate Account to help pay costs of distributing the policies and to pay state and local premium taxes, and any other taxes that might be imposed, and to compensate Pacific Life for certain costs or loss of investment opportunities resulting from amortization and delayed recognition of certain policy expenses for federal income tax purposes. These deductions are not reflected in the accompanying financial statements.

The assets of certain Variable Accounts invest in Class I or Class D shares of the corresponding Portfolios of the Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific non-12b-1 service fee for Class I shares and a class-specific 12b-1 distribution and service fee for Class D shares to Pacific Select Distributors, LLC (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s non-12b-1 Service Plan and 12b-1 Distribution and Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and distribution and/or service fee rates are disclosed in the Notes to Financial Statements of PSF, which are provided separately. For the year ended December 31, 2017, PLFA received net advisory fees from the corresponding Portfolios of PSF at effective annual rates ranging from 0.05% to 1.00%, and PSD received a non-12b-1 service fee of 0.20% on Class I shares only and a 12b-1 service fee of 0.20% and a distribution fee of 0.05% on Class D shares only, all of which are based on the average daily net assets of each Portfolio.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

6. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2017, were as follows:

Variable Accounts	Purchases	Sales
Core Income	$767,592	$222,983
Diversified Bond	10,193,634	6,361,199
Floating Rate Income	964,000	2,202,879
Floating Rate Loan	2,772,330	2,176,159
High Yield Bond	7,207,914	11,526,537
Inflation Managed	5,918,402	10,509,215
Inflation Strategy	253,644	297,433
Managed Bond	13,398,208	12,625,547
Short Duration Bond	14,122,662	9,687,209
Emerging Markets Debt	2,846,960	876,105
Comstock	3,710,364	4,948,494
Developing Growth	—	2,181,499
Dividend Growth	4,001,351	10,629,867
Equity Index	20,126,001	60,953,939
Focused Growth	1,321,182	3,821,736
Growth	10,858,960	18,246,616
Large-Cap Growth	3,028,103	5,884,412
Large-Cap Value	3,539,379	11,378,179
Long/Short Large-Cap	1,892,257	1,700,960
Main Street Core	3,090,208	18,828,186
Mid-Cap Equity	3,404,648	22,222,792
Mid-Cap Growth	12,910,154	4,582,310
Mid-Cap Value	2,464,516	2,019,980
Small-Cap Equity	4,425,713	3,262,725
Small-Cap Index	4,219,220	26,948,512
Small-Cap Value	3,310,577	8,340,891
Value Advantage	1,177,183	743,595
Emerging Markets	13,474,255	11,286,637

SA-46

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

Variable Accounts	Purchases	Sales
International Large-Cap	$9,107,934	$17,620,848
International Small-Cap	4,356,528	3,169,580
International Value	5,543,779	9,224,987
Health Sciences	3,875,236	7,592,871
Real Estate	4,695,396	10,540,323
Technology	5,411,516	3,056,358
Currency Strategies	86,192	109,593
Diversified Alternatives	130,429	11,538
Equity Long/Short	5,520,498	752,745
Global Absolute Return	2,817,321	663,637
Pacific Dynamix - Conservative Growth	2,635,458	1,654,456
Pacific Dynamix - Moderate Growth	11,042,385	4,571,562
Pacific Dynamix - Growth	13,413,955	1,503,012
Portfolio Optimization Conservative	1,572,851	6,137,984
Portfolio Optimization Moderate-Conservative	6,311,773	5,321,320
Portfolio Optimization Moderate	7,609,651	19,512,396
Portfolio Optimization Growth	8,614,097	23,914,900
Portfolio Optimization Aggressive-Growth	7,226,072	10,938,942
PSF DFA Balanced Allocation	1,735,661	423,631
Invesco V.I. International Growth Series II	7,213,482	3,585,007
American Century VP Mid Cap Value Class II	7,292,124	14,314,091
American Funds IS Asset Allocation Class 4	11,198,883	4,383,745
American Funds IS Growth Class 4	11,521,352	7,509,683
American Funds IS Growth-Income Class 4	10,400,925	5,834,249
BlackRock Basic Value V.I. Class III	2,735,360	12,844,536
BlackRock Global Allocation V.I. Class III	5,048,689	6,353,836
BlackRock iShares Alternative Strategies V.I. Class I	670,507	377,300
BlackRock iShares Dynamic Allocation V.I. Class I	457,584	59,222
BlackRock iShares Dynamic Fixed Income V.I. Class I	759,225	291,220
BlackRock iShares Equity Appreciation V.I. Class I	1,085,060	136,256
Dreyfus VIF Appreciation Service Shares	293,507	468,193
Fidelity VIP Contrafund Service Class 2	6,521,645	6,590,745
Fidelity VIP Freedom 2010 Portfolio Service Class 2	644,465	128,699
Fidelity VIP Freedom 2015 Portfolio Service Class 2	1,564,966	873,720
Fidelity VIP Freedom 2020 Portfolio Service Class 2	1,350,187	1,912,047
Fidelity VIP Freedom 2025 Portfolio Service Class 2	2,694,779	3,181,511
Fidelity VIP Freedom 2030 Portfolio Service Class 2	3,011,168	3,149,031
Fidelity VIP Freedom 2035 Portfolio Service Class 2	2,700,331	735,650
Fidelity VIP Freedom 2045 Portfolio Service Class 2	2,538,879	502,282
Fidelity VIP Freedom Income Portfolio Service Class 2	171,634	419,745
Fidelity VIP Government Money Market Service Class	61,519,393	77,093,774
Fidelity VIP Growth Service Class 2	4,615,027	1,828,290
Fidelity VIP Mid Cap Service Class 2	3,888,315	3,688,065
Fidelity VIP Value Strategies Service Class 2	2,402,380	1,003,732
Templeton Foreign VIP Class 2	6,354,572	2,564,538
Templeton Global Bond VIP Class 2	4,571,233	2,883,790
Janus Henderson Enterprise Service Shares	5,093,315	2,612,527
Janus Henderson Overseas Service Shares	15,082,641	1,601,160
Lazard Retirement Global Dynamic Multi Asset Service Class	347,694	185,038
Lazard Retirement U.S. Strategic Equity Service Class	333,062	487,628
ClearBridge Variable Aggressive Growth - Class II	3,977,533	2,251,699
ClearBridge Variable Mid Cap - Class II	2,038,947	2,822,119
Western Asset Variable Global High Yield Bond - Class II	747,622	296,991
Lord Abbett Bond Debenture Class VC	6,052,684	1,143,986
Lord Abbett Developing Growth Class VC	2,714,478	2,112,888
Lord Abbett Fundamental Equity Class VC	1,018,322	881,295
Lord Abbett Total Return Class VC	9,048,650	4,806,664
I	6,624,202	8,115,400
II	5,452,851	6,557,396
III	10,007,648	7,591,718
V	3,757,608	3,855,961
MFS New Discovery Series - Service Class	14,360,159	5,023,627
MFS Utilities Series - Service Class	1,806,983	2,373,908
MFS Value Series - Service Class	7,503,779	2,073,132
Neuberger Berman Socially Responsive I Class	181,973	91,254
Oppenheimer Global Fund/VA Service Shares	3,387,876	1,947,445
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	1,222,356	735,180
Royce Micro-Cap Service Class	615,914	557,483
State Street Total Return V.I.S. Class 3	427,224	437,962
T. Rowe Price Blue Chip Growth - II	9,609,673	5,598,767
T. Rowe Price Equity Income - II	10,206,526	4,134,004
VanEck VIP Global Hard Assets Initial Class	4,280,094	7,369,160

7. FAIR VALUE MEASUREMENTS

The Variable Accounts characterize their holdings in the Portfolios as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels:

Level 1 — Quoted prices (unadjusted) in active markets for identical holdings

Level 2 — Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 — Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2017, the Variable Accounts’ holdings as presented in the Schedule of Investments on pages SA-3 to SA-5 of this report were all categorized as Level 1 under the three-tier hierarchy of inputs.

SA-47

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

8. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year or period ended December 31, 2017 and 2016 were as follows:

	2017			2016
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Core Income	83,368	(31,762)	51,606	146,774	(87,082)	59,692
Diversified Bond	1,045,871	(814,416)	231,455	1,157,165	(1,330,489)	(173,324)
Floating Rate Income	110,363	(219,132)	(108,769)	223,194	(78,905)	144,289
Floating Rate Loan	330,347	(280,584)	49,763	436,634	(287,067)	149,567
High Yield Bond	203,152	(260,795)	(57,643)	596,840	(597,626)	(786)
Inflation Managed	194,477	(271,166)	(76,689)	188,268	(378,482)	(190,214)
Inflation Strategy	31,169	(35,364)	(4,195)	46,480	(39,670)	6,810
Managed Bond	633,656	(622,237)	11,419	613,953	(827,876)	(213,923)
Short Duration Bond	1,557,024	(1,217,632)	339,392	1,319,907	(1,393,040)	(73,133)
Emerging Markets Debt	260,997	(96,627)	164,370	185,552	(112,083)	73,469
Comstock	442,286	(493,505)	(51,219)	564,544	(768,679)	(204,135)
Developing Growth	46	(95,528)	(95,482)	822	(118,304)	(117,482)
Dividend Growth	277,406	(513,649)	(236,243)	631,792	(527,117)	104,675
Equity Index	943,834	(1,309,241)	(365,407)	1,358,790	(1,668,197)	(309,407)
Focused Growth	113,500	(195,668)	(82,168)	186,260	(346,027)	(159,767)
Growth	216,376	(296,012)	(79,636)	211,542	(390,900)	(179,358)
Large-Cap Growth	511,411	(678,590)	(167,179)	727,210	(1,047,059)	(319,849)
Large-Cap Value	378,926	(625,235)	(246,309)	535,722	(827,922)	(292,200)
Long/Short Large-Cap	195,280	(183,900)	11,380	101,914	(152,381)	(50,467)
Main Street Core	110,479	(251,337)	(140,858)	245,149	(390,882)	(145,733)
Mid-Cap Equity	196,685	(557,855)	(361,170)	446,050	(456,732)	(10,682)
Mid-Cap Growth	831,426	(398,072)	433,354	380,477	(643,930)	(263,453)
Mid-Cap Value	95,911	(82,900)	13,011	215,586	(213,604)	1,982
Small-Cap Equity	241,868	(207,419)	34,449	532,587	(221,475)	311,112
Small-Cap Index	467,171	(1,054,259)	(587,088)	927,118	(979,494)	(52,376)
Small-Cap Value	184,417	(284,586)	(100,169)	360,120	(427,768)	(67,648)
Value Advantage	101,298	(72,535)	28,763	85,334	(199,881)	(114,547)
Emerging Markets	653,841	(615,928)	37,913	877,196	(660,938)	216,258
International Large-Cap	1,368,699	(1,834,140)	(465,441)	2,720,971	(1,696,014)	1,024,957
International Small-Cap	566,856	(504,121)	62,735	746,576	(590,588)	155,988
International Value	500,230	(620,018)	(119,788)	812,705	(1,273,749)	(461,044)
Health Sciences	177,725	(245,684)	(67,959)	246,444	(410,497)	(164,053)
Real Estate	260,421	(347,533)	(87,112)	276,957	(335,364)	(58,407)
Technology	649,118	(435,081)	214,037	396,748	(568,192)	(171,444)
Currency Strategies	10,115	(12,259)	(2,144)	59,125	(30,694)	28,431
Diversified Alternatives	12,097	(1,435)	10,662	2,981	(363)	2,618
Equity Long/Short	499,528	(151,494)	348,034	177,872	(184,921)	(7,049)
Global Absolute Return	268,284	(83,089)	185,195	67,549	(82,558)	(15,009)
Pacific Dynamix - Conservative Growth	207,265	(154,210)	53,055	190,124	(62,698)	127,426
Pacific Dynamix - Moderate Growth	620,807	(312,033)	308,774	518,507	(234,571)	283,936
Pacific Dynamix - Growth	729,716	(224,452)	505,264	574,021	(229,951)	344,070
Portfolio Optimization Conservative	185,914	(543,176)	(357,262)	377,964	(296,919)	81,045
Portfolio Optimization Moderate-Conservative	599,696	(532,259)	67,437	421,569	(716,142)	(294,573)
Portfolio Optimization Moderate	1,346,670	(2,173,330)	(826,660)	2,220,869	(2,515,824)	(294,955)
Portfolio Optimization Growth	1,802,992	(2,814,568)	(1,011,576)	2,085,940	(3,553,699)	(1,467,759)
Portfolio Optimization Aggressive-Growth	858,773	(1,093,587)	(234,814)	1,105,931	(1,333,805)	(227,874)
PSF DFA Balanced Allocation	148,416	(31,166)	117,250	28,448	(768)	27,680
Invesco V.I. International Growth Series II	850,985	(614,849)	236,136	856,792	(394,712)	462,080
American Century VP Mid Cap Value Class II	560,867	(952,812)	(391,945)	1,290,714	(367,044)	923,670
American Funds IS Asset Allocation Class 4	510,761	(357,426)	153,335	680,047	(320,118)	359,929
American Funds IS Growth Class 4	422,082	(531,829)	(109,747)	413,922	(518,225)	(104,303)
American Funds IS Growth-Income Class 4	366,715	(427,318)	(60,603)	407,680	(457,768)	(50,088)
BlackRock Basic Value V.I. Class III	131,705	(648,912)	(517,207)	685,323	(411,150)	274,173
BlackRock Global Allocation V.I. Class III	369,559	(495,298)	(125,739)	442,498	(580,244)	(137,746)

SA-48

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	2017			2016
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
BlackRock iShares Alternative Strategies V.I. Class I	67,963	(44,726)	23,237	110,503	(20,530)	89,973
BlackRock iShares Dynamic Allocation V.I. Class I	44,891	(7,458)	37,433	20,850	(5,029)	15,821
BlackRock iShares Dynamic Fixed Income V.I. Class I	74,226	(31,217)	43,009	75,328	(27,851)	47,477
BlackRock iShares Equity Appreciation V.I. Class I	101,420	(12,038)	89,382	14,381	(7,119)	7,262
Dreyfus VIF Appreciation Service Shares	18,109	(35,769)	(17,660)	31,318	(12,562)	18,756
Fidelity VIP Contrafund Service Class 2	224,641	(353,731)	(129,090)	255,996	(506,830)	(250,834)
Fidelity VIP Freedom 2010 Portfolio Service Class 2	42,612	(9,902)	32,710	8,419	(81,348)	(72,929)
Fidelity VIP Freedom 2015 Portfolio Service Class 2	101,616	(60,137)	41,479	35,149	(14,017)	21,132
Fidelity VIP Freedom 2020 Portfolio Service Class 2	79,146	(140,216)	(61,070)	89,497	(97,886)	(8,389)
Fidelity VIP Freedom 2025 Portfolio Service Class 2	138,731	(190,699)	(51,968)	105,979	(104,300)	1,679
Fidelity VIP Freedom 2030 Portfolio Service Class 2	185,738	(226,625)	(40,887)	196,107	(156,393)	39,714
Fidelity VIP Freedom 2035 Portfolio Service Class 2	165,713	(62,320)	103,393	103,038	(38,059)	64,979
Fidelity VIP Freedom 2045 Portfolio Service Class 2	157,448	(51,930)	105,518	109,636	(46,611)	63,025
Fidelity VIP Freedom Income Portfolio Service Class 2	12,307	(32,601)	(20,294)	14,671	(23,855)	(9,184)
Fidelity VIP Government Money Market Service Class	18,363,252	(20,000,705)	(1,637,453)	23,987,542	(30,015,263)	(6,027,721)
Fidelity VIP Growth Service Class 2	171,253	(92,296)	78,957	51,617	(81,094)	(29,477)
Fidelity VIP Mid Cap Service Class 2	147,635	(205,445)	(57,810)	148,305	(343,712)	(195,407)
Fidelity VIP Value Strategies Service Class 2	95,072	(102,229)	(7,157)	105,638	(134,298)	(28,660)
Templeton Foreign VIP Class 2	594,434	(352,861)	241,573	422,758	(268,931)	153,827
Templeton Global Bond VIP Class 2	542,387	(414,602)	127,785	464,649	(1,122,679)	(658,030)
Janus Henderson Enterprise Service Shares	300,965	(244,412)	56,553	271,932	(201,564)	70,368
Janus Henderson Overseas Service Shares	1,524,216	(282,751)	1,241,465	354,454	(472,442)	(117,988)
Lazard Retirement Global Dynamic Multi Asset Service Class	27,504	(19,511)	7,993	28,232	(13,353)	14,879
Lazard Retirement U.S. Strategic Equity Service Class	17,101	(29,762)	(12,661)	9,075	(21,382)	(12,307)
ClearBridge Variable Aggressive Growth - Class II	303,164	(294,815)	8,349	332,345	(360,718)	(28,373)
ClearBridge Variable Mid Cap - Class II	231,518	(308,311)	(76,793)	404,594	(346,152)	58,442
Western Asset Variable Global High Yield Bond - Class II	63,945	(26,478)	37,467	41,630	(16,974)	24,656
Lord Abbett Bond Debenture Class VC	580,487	(203,533)	376,954	489,511	(203,144)	286,367
Lord Abbett Developing Growth Class VC	214,057	(181,138)	32,919	445,995	(216,429)	229,566
Lord Abbett Fundamental Equity Class VC	40,108	(61,091)	(20,983)	91,810	(106,718)	(14,908)
Lord Abbett Total Return Class VC	1,427,189	(1,139,052)	288,137	1,433,141	(1,032,660)	400,481
I	380,255	(457,010)	(76,755)	638,311	(392,595)	245,716
II	199,041	(246,064)	(47,023)	188,143	(279,011)	(90,868)
III	150,405	(200,747)	(50,342)	157,555	(165,055)	(7,500)
V	261,008	(330,712)	(69,704)	406,800	(454,043)	(47,243)
MFS New Discovery Series - Service Class	697,821	(303,414)	394,407	298,992	(223,685)	75,307
MFS Utilities Series - Service Class	117,977	(177,216)	(59,239)	326,102	(430,220)	(104,118)
MFS Value Series - Service Class	637,145	(259,511)	377,634	1,070,116	(160,798)	909,318
Neuberger Berman Socially Responsive I Class	11,105	(6,486)	4,619	6,074	(6,615)	(541)
Oppenheimer Global Fund/VA Service Shares	390,871	(304,639)	86,232	259,298	(337,650)	(78,352)
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	122,058	(90,316)	31,742	150,228	(154,510)	(4,282)
Royce Micro-Cap Service Class	35,975	(49,235)	(13,260)	56,453	(52,554)	3,899
State Street Total Return V.I.S. Class 3	27,237	(33,276)	(6,039)	31,578	(104,876)	(73,298)
T. Rowe Price Blue Chip Growth - II	663,532	(576,296)	87,236	854,647	(794,183)	60,464
T. Rowe Price Equity Income - II	353,257	(414,326)	(61,069)	689,789	(728,949)	(39,160)
VanEck VIP Global Hard Assets Initial Class	529,448	(696,723)	(167,275)	703,105	(737,411)	(34,306)

SA-49

PACIFIC LIFE INSURANCE COMPANY

AND SUBSIDIARIES

Consolidated Financial Statements

as of December 31, 2017 and 2016 and

for the years ended December 31, 2017, 2016 and 2015

and Independent Auditors’ Report

PL-1

Deloitte & Touche LLP
695 Town Center Drive Costa Mesa, CA 92626 USA Tel: + 1 714 436 7100 Fax: + 1 714 436 7200 www.deloitte.com

INDEPENDENT AUDITORS’ REPORT

Pacific Life Insurance Company and Subsidiaries:

We have audited the accompanying consolidated financial statements of Pacific Life Insurance Company and Subsidiaries (the “Company”), which comprise the consolidated statements of financial condition as of December 31, 2017 and 2016, and the related consolidated statements of operations, comprehensive income (loss), equity, and cash flows for each of the three years in the period ended December 31,2017 and the related notes to the consolidated financial statements.

Management’s Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company’s preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Pacific Life Insurance Company and Subsidiaries as of December 31, 2017 and 2016, and the results of their operations and their cash flows for each of the three years in the period ended December 31,2017 in accordance with accounting principles generally accepted in the United States of America.

March 8, 2018

PL-2

Pacific Life Insurance Company and Subsidiaries

C O N S O L I D A T E D   S T A T E M E N T S   O F   F I N A N C I A L   C O N D I T I O N

	December 31,
(In Millions)	2017	2016
ASSETS
Investments:
Fixed maturity securities available for sale, at estimated fair value	$47,460	$43,247
Equity securities available for sale, at estimated fair value	82	100
Fair value option securities (includes VIE assets of $621 and $0)	1,182	529
Mortgage loans (includes VIE assets of $1,800 and $1,800)	13,558	12,175
Policy loans	7,681	7,437
Other investments (includes VIE assets of $397 and $278)	3,637	2,693
TOTAL INVESTMENTS	73,600	66,181
Cash and cash equivalents (includes VIE assets of $66 and $7)	2,639	1,360
Restricted cash	211	188
Deferred policy acquisition costs	4,693	4,509
Aircraft, net	7,834	7,855
Other assets (includes VIE assets of $6 and $4)	4,465	3,525
Separate account assets	61,456	57,426
TOTAL ASSETS	$154,898	$141,044
LIABILITIES AND EQUITY
Liabilities:
Policyholder account balances	$48,765	$44,907
Future policy benefits	16,895	15,162
Debt (includes VIE debt of $1,658 and $1,560)	10,251	9,156
Fair value option debt (includes VIE debt of $462 and $0)	462	0
Other liabilities (includes VIE liabilities of $108 and $5)	4,174	3,685
Separate account liabilities	61,456	57,426
TOTAL LIABILITIES	142,003	130,336
Commitments and contingencies (Note 18)
Stockholder’s Equity:
Common stock - $50 par value; 600,000 shares authorized, issued and outstanding	30	30
Paid-in capital	1,023	1,019
Retained earnings	9,534	8,625
Accumulated other comprehensive income	1,613	909
Total Stockholder’s Equity	12,200	10,583
Noncontrolling interests	695	125
TOTAL EQUITY	12,895	10,708
TOTAL LIABILITIES AND EQUITY	$154,898	$141,044

The abbreviation VIE above means variable interest entity.

See Notes to Consolidated Financial Statements

PL-3

Pacific Life Insurance Company and Subsidiaries

C O N S O L I D A T E D   S T A T E M E N T S   O F   O P E R A T I O N S

	Years Ended December 31,
(In Millions)	2017	2016	2015
REVENUES
Policy fees and insurance premiums	$4,347	$4,108	$4,179
Net investment income	2,840	2,587	2,557
Net realized investment gain	48	110	234
OTTI, consisting of $11, $53 and $102 in total, net of $0, $11 and $6 recognized in OCI	(11)	(42)	(96)
Investment advisory fees	300	294	353
Aircraft leasing revenue	898	1,018	833
Other income	314	379	260
TOTAL REVENUES	8,736	8,454	8,320

BENEFITS AND EXPENSES
Policy benefits paid or provided	3,463	3,182	3,249
Interest credited to policyholder account balances	1,383	1,306	1,250
Commission expenses	769	953	1,200
Operating and other expenses	2,145	2,023	1,870
TOTAL BENEFITS AND EXPENSES	7,760	7,464	7,569

INCOME BEFORE PROVISION (BENEFIT) FOR INCOME TAXES	976	990	751
Provision (benefit) for income taxes	(384)	207	149

Net income	1,360	783	602
Less: net (income) loss attributable to noncontrolling interests	(6)	(26)	2

NET INCOME ATTRIBUTABLE TO THE COMPANY	$1,354	$757	$604

The abbreviation OTTI above means other than temporary impairment losses.

The abbreviation OCI above means other comprehensive income (loss).

See Notes to Consolidated Financial Statements

PL-4

Pacific Life Insurance Company and Subsidiaries

C O N S O L I D A T E D   S T A T E M E N T S   O F   C O M P R E H E N S I V E   I N C O M E   ( L O S S )

	Years Ended December 31,
(In Millions)	2017	2016	2015
NET INCOME	$1,360	$783	$602

Other comprehensive income (loss), net of tax:
Gain (loss) on derivatives and unrealized gain (loss) on securities available for sale, net:
Unrealized holding gain (loss) arising during period	467	220	(710)
Reclassification adjustment for (gain) loss included in net income	(56)	5	41

Gain (loss) on derivatives and unrealized gain (loss) on securities available for sale, net	411	225	(669)
Other, net	8	(4)	(5)

Other comprehensive income (loss)	419	221	(674)

Comprehensive income (loss)	1,779	1,004	(72)
Less: comprehensive (income) loss attributable to noncontrolling interests	(6)	(26)	2

COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO THE COMPANY	$1,773	$978	($70)

See Notes to Consolidated Financial Statements

PL-5

Pacific Life Insurance Company and Subsidiaries

C O N S O L I D A T E D   S T A T E M E N T S   O F   E Q U I T Y

				Accumulated Other
				Comprehensive Income
				Gain (Loss) On
				Derivatives and
				Unrealized
				Gain (Loss) On
				Securities		Total
	Common	Paid-in	Retained	Available for	Other,	Stockholder’s	Noncontrolling	Total
(In Millions)	Stock	Capital	Earnings	Sale, Net	Net	Equity	Interests	Equity
BALANCES, JANUARY 1, 2015	$30	$982	$7,264	$1,374	($12)	$9,638	$104	$9,742
Comprehensive loss:
Net income (loss)			604			604	(2)	602
OCI				(669)	(5)	(674)		(674)
Total comprehensive loss						(70)	(2)	(72)
Assumption of noncontrolling interest (Note 7)		30				30	(30)	—
Change in equity of noncontrolling interests							16	16
BALANCES, DECEMBER 31, 2015	30	1,012	7,868	705	(17)	9,598	88	9,686
Comprehensive income:
Net income			757			757	26	783
OCI				225	(4)	221		221
Total comprehensive income						978	26	1,004
Assumption of noncontrolling interest (Note 7)		7				7	(7)	—
Change in equity of noncontrolling interests							18	18
BALANCES, DECEMBER 31, 2016	30	1,019	8,625	930	(21)	10,583	125	10,708
Comprehensive income:
Net income			1,354			1,354	6	1,360
OCI				411	8	419		419
Total comprehensive income						1,773	6	1,779
Dividend to parent			(160)			(160)		(160)
Reclassification of deferred tax effects (Note 1)			(285)	289	(4)
Partial sale of subsidiary (Note 1)		4				4	587	591
Change in equity of noncontrolling interests							(23)	(23)

BALANCES, DECEMBER 31, 2017	$30	$1,023	$9,534	$1,630	($17)	$12,200	$695	$12,895

The abbreviation OCI above means other comprehensive income (loss).

See Notes to Consolidated Financial Statements

PL-6

Pacific Life Insurance Company and Subsidiaries

C O N S O L I D A T E D   S T A T E M E N T S   O F   C A S H   F L O W S

	Years Ended December 31,
(In Millions)	2017	2016	2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$1,360	$783	$602
Adjustments to reconcile net income to net cash provided by operating activities:
Net accretion on fixed maturity securities	(46)	(50)	(70)
Depreciation and amortization	426	418	466
Deferred income taxes	(643)	123	113
Net realized investment gain	(48)	(110)	(234)
Other than temporary impairments	11	42	96
Net change in deferred policy acquisition costs	(246)	78	290
Interest credited to policyholder account balances	1,383	1,306	1,250
Net change in future policy benefits	1,369	1,398	1,274
Other operating activities, net	341	(107)	348
NET CASH PROVIDED BY OPERATING ACTIVITIES	3,907	3,881	4,135

CASH FLOWS FROM INVESTING ACTIVITIES
Fixed maturity and equity securities available for sale:
Purchases	(6,685)	(7,510)	(7,340)
Sales	994	805	552
Maturities and repayments	2,767	2,697	2,120
Purchases of fair value option securities	(673)
Repayments of mortgage loans	295	410	863
Fundings of mortgage loans and real estate	(2,318)	(1,934)	(1,750)
Funding of CMBS VIE mortgage loan			(1,050)
Net change in policy loans	(244)	(106)	(97)
Terminations of derivative instruments, net	400	137	159
Proceeds from nonhedging derivative settlements	105	120	135
Payments for nonhedging derivative settlements	(584)	(583)	(295)
Net change in cash collateral received or pledged	86	74	(68)
Purchases of and advance payments on aircraft	(2,134)	(1,241)	(1,306)
Proceeds from sale of aircraft	732	954	168
Other investing activities, net	(108)	(42)	132
NET CASH USED IN INVESTING ACTIVITIES	(7,367)	(6,219)	(7,777)

(Continued)

The abbreviation CMBS VIE above means commercial mortgage-backed security VIE.

See Notes to Consolidated Financial Statements

PL-7

Pacific Life Insurance Company and Subsidiaries

C O N S O L I D A T E D   S T A T E M E N T S   O F   C A S H   F L O W S

	Years Ended December 31,
(In Millions)	2017	2016	2015
(Continued)
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
Deposits	$6,843	$6,727	$6,075
Withdrawals	(4,735)	(4,751)	(5,419)
Net change in short-term debt and revolving credit facilities	(687)	546	227
Issuance of long-term debt	2,871	504	1,041
Issuance of CMBS VIE debt			845
Partial retirement of surplus notes	(906)	(80)
Payments of long-term debt	(295)	(1,345)	(828)
Issuance of fair value option debt	460
Net change in cash collateral for loaned securities	640	23	161
Dividend to parent	(160)
Partial sale of subsidiary (Note 1)	591
Other financing activities, net	117	229	165
NET CASH PROVIDED BY FINANCING ACTIVITIES	4,739	1,853	2,267

Net change in cash and cash equivalents	1,279	(485)	(1,375)
Cash and cash equivalents, beginning of year	1,360	1,845	3,220

CASH AND CASH EQUIVALENTS, END OF YEAR	$2,639	$1,360	$1,845

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Income taxes paid (received), net	$249	$97	($99)
Interest paid	$372	$393	$376

The abbreviation CMBS VIE above means commercial mortgage-backed security VIE.

See Notes to Consolidated Financial Statements

PL-8

Pacific Life Insurance Company and Subsidiaries

N O T E S   T O   C O N S O L I D A T E D   F I N A N C I A L   S T A T E M E N T S

1.                         ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND DESCRIPTION OF BUSINESS

Pacific Life Insurance Company (Pacific Life) was established in 1868 and is domiciled in the State of Nebraska as a stock life insurance company.  Pacific Life is an indirect subsidiary of Pacific Mutual Holding Company (PMHC), a Nebraska mutual holding company, and a wholly owned subsidiary of Pacific LifeCorp, an intermediate Delaware stock holding company.  Pacific Life and its subsidiaries and affiliates have primary business operations consisting of life insurance, annuities, mutual funds, aircraft leasing and reinsurance.

BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

The accompanying consolidated financial statements of Pacific Life and its subsidiaries (the Company) have been prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP) and include the accounts of Pacific Life and its majority owned and controlled subsidiaries and variable interest entities (VIEs) in which the Company is the primary beneficiary.  All significant intercompany transactions and balances have been eliminated in consolidation.

Pacific Life prepares its regulatory financial statements in accordance with statutory accounting practices prescribed or permitted by the Nebraska Department of Insurance (NE DOI), which is a comprehensive basis of accounting other than U.S. GAAP (Note 2).  These consolidated financial statements materially differ from those filed with regulatory authorities.

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

In developing these estimates, management makes subjective and complex judgments that are inherently uncertain and subject to material change as facts and circumstances develop.  Management has identified the following estimates as critical, as they involve a higher degree of judgment and are subject to a significant degree of variability:

•                   The fair value of investments in the absence of quoted market values

•                   Other than temporary impairment (OTTI) losses of investments

•                   Application of the consolidation rules to certain investments

•                   The fair value of and accounting for derivatives

•                   Aircraft valuation and impairment

•                   The capitalization and amortization of deferred policy acquisition costs (DAC)

•                   The liability for future policy benefits

•                   Income taxes

•                   Reinsurance transactions

•                   Litigation and other contingencies

During the first quarter of 2017, Pacific Life formed a wholly owned limited liability company (LLC), Pacific Life Aviation Holdings LLC (PLAH).  During March 2017, Pacific Life contributed 100% of its stock ownership of Aviation Capital Group Corp. and its subsidiaries to PLAH.  Effective March 31, 2017, Aviation Capital Group Corp. was converted to an LLC named Aviation Capital Group LLC (ACG).  ACG is engaged in the acquisition and leasing of commercial aircraft.

In December 2017, TC Skyward Aviation U.S., Inc., a Delaware corporation (the Investor) and direct subsidiary of Tokyo Century Corporation, a Japanese corporation, purchased a 20% member interest in ACG.  At the request of ACG and subject to certain conditions, the Investor has also agreed to provide up to $600 million of additional equity capital to ACG through December 2020 in exchange for additional member interest in ACG.  If the Investor owns less than 30% membership interest in ACG after December 2020, the Investor has the right, subject to certain conditions, to purchase additional interests up to an amount of 30% of the membership interests of ACG.

PL-9

Certain reclassifications have been made to the 2016 and 2015 consolidated financial statements to conform to the 2017 consolidated financial statement presentation.

The Company has evaluated events subsequent to December 31, 2017 through March 8, 2018, the date the consolidated financial statements were available to be issued and has concluded that no events have occurred that require disclosure or adjustment to the consolidated financial statements.

INVESTMENTS

Fixed maturity and equity securities available for sale are reported at estimated fair value, with unrealized gains and losses, net of adjustments related to DAC, future policy benefits and deferred income taxes, recognized as a component of other comprehensive income (OCI).  Amortization of premium and accretion of discount on fixed maturity securities is recorded using the effective interest method.  For mortgage-backed and asset-backed securities, the determination of effective yield is based on anticipated prepayments and the estimated economic life of the securities.  When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments.

Investment income consists primarily of interest and dividends, net investment income from partnership interests, prepayment fees on fixed maturity securities and mortgage loans, and income from certain derivatives.  Interest is recognized on an accrual basis and dividends are recorded on the ex-dividend date.

The Company’s available for sale securities are assessed for OTTI, if impaired.  If a decline in the estimated fair value of an available for sale security is deemed to be other than temporary, the OTTI is recognized equal to the difference between the estimated fair value and net carrying amount of the security.  If the OTTI for a fixed maturity security is attributable to both credit and other factors, then the OTTI is bifurcated and the non credit-related portion is recognized in OCI while the credit portion is recognized in earnings.  If the OTTI is related to credit factors only or management has determined that it is more likely than not going to be required to sell the security prior to recovery, the OTTI is recognized in earnings.

The evaluation of OTTI is a quantitative and qualitative process subject to significant estimates and management judgment.  The Company has controls and procedures in place to monitor securities and identify those that are subject to greater analysis for OTTI.  The Company has an investment impairment committee that reviews and evaluates securities for potential OTTI at minimum on a quarterly basis.

In evaluating whether a decline in value is other than temporary, the Company considers many factors including, but not limited to, the following: the extent and duration of the decline in value; the reasons for the decline (credit event, currency, interest rate related, or spread widening); the ability and intent to hold the investment for a period of time to allow for a recovery of value; and the financial condition of and near-term prospects of the issuer.

Analysis of the probability that all cash flows will be collected under the contractual terms of a fixed maturity security and determination as to whether the Company does not intend to sell the security and that it is more likely than not that the Company will not be required to sell the security before recovery of the investment are key factors in determining whether a fixed maturity security is other than temporarily impaired.

For mortgage-backed and asset-backed securities, the Company evaluates the performance of the underlying collateral and projected future discounted cash flows.  In projecting future discounted cash flows, the Company incorporates inputs from third-party sources and applies reasonable judgment in developing assumptions used to estimate the probability and timing of collecting all contractual cash flows.

In evaluating investment grade perpetual preferred securities, which do not have final contractual cash flows, the Company applies OTTI considerations used for debt securities, placing emphasis on the probability that all cash flows will be collected under the contractual terms of the security and the Company’s intent and ability to hold the security to allow for a recovery of value.  Perpetual preferred securities are reported as equity securities as they are structured in equity form, but have significant debt-like characteristics, including periodic dividends, call features, credit ratings and pricing similar to debt securities.

Realized gains and losses on investment transactions are determined on a specific identification basis and are included in net realized investment gain.

PL-10

The Company has elected the fair value option (FVO) method of accounting for a portfolio of U.S. Government securities and broadly syndicated bank loans.  The Company elected the FVO in order to report the investments at estimated fair value with changes in the estimated fair value of these securities recognized in net realized investment gain.  This accounting treatment for the U.S. Government securities will provide a partial offset to the impact of interest rate movements.  The Company has elected the FVO for debt issued from a collateralized loan obligation (CLO) that is classified as a VIE.  The debt and broadly syndicated bank loans were designated as FVO to reduce the impact of market value changes from the CLO on the consolidated financial statements.  See Notes 4 and 11.

Mortgage loans on real estate are carried at their unpaid principal balance, net of deferred origination fees and write-downs.  Interest is recognized and discounts and deferred origination fees are amortized to interest income using the effective interest method based on the contractual life of the mortgage loan.  The method of recognizing interest or amortization income is based on the contractual life of the mortgage loan.  Mortgage loans are considered to be impaired when management estimates that based upon current information and events, it is probable that the Company will not be able to collect all amounts due according to the contractual terms of the mortgage loan agreement.  For mortgage loans deemed to be impaired, an impairment loss is recorded when the carrying amount is greater than the Company’s estimated fair value of the underlying collateral of the mortgage loan.  When the fair value of the underlying collateral of the mortgage loan is greater than the carrying amount, the mortgage loan is not considered to have an impaired loss and no write-down is recorded.

Policy loans are stated at unpaid principal balances.

Other investments primarily consist of investments in private equity partnerships and joint ventures, hedge funds, real estate investments, derivative instruments, non-marketable equity securities, low income housing investments qualifying for tax credits (LIHTC), trading securities, and securities of consolidated investment funds that operate under the Investment Company Act of 1940 (40 Act Funds).  Investments in private equity partnerships, joint venture interests and hedge funds are recorded under the cost or equity method of accounting, except those held by consolidated sponsored investment funds (Note 4).  As a practical expedient, consolidated investment funds estimate the fair value of interests in the portfolio funds using the net asset value per share as determined by the respective investment manager.  The changes in estimated fair value for these assets are recognized in net investment income.  Non-marketable equity securities are carried at estimated fair value with unrealized gains or losses recognized in OCI.  Trading securities and the securities of the 40 Act Funds are reported at estimated fair value with changes in estimated fair value recognized in net realized investment gain.

Cost method investments are assessed for impairment.  An impairment occurs if it is probable that the Company will not be able to recover the carrying amount of the investment and is written down to its estimated fair value.

Real estate investments are carried at depreciated cost, net of write-downs.  For real estate acquired in satisfaction of debt, cost represents fair value at the date of acquisition.  Real estate investments are evaluated for impairment based on the future estimated undiscounted cash flows expected to be received during the estimated holding period.  When the future estimated undiscounted cash flows are less than the current carrying amount of the property (gross cost less accumulated depreciation), the property is considered impaired and is written-down to its estimated fair value.

Investments in LIHTC are recorded under the effective interest method since they meet certain requirements, including a projected positive yield based solely on guaranteed credits.  The amortization of the original investment and the tax credits are recorded in the provision for income taxes.  See Note 15.

All derivatives, whether designated in a hedging relationship or not, are required to be recorded at estimated fair value.  If the derivative is designated as a cash flow hedge, the effective portion of changes in the estimated fair value of the derivative is recorded in OCI and reclassified to earnings when the hedged item affects earnings, and the ineffective portion of changes in the estimated fair value of the derivative is recognized in net realized investment gain.  If the derivative is designated as a fair value hedge, changes in the estimated fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the estimated fair value of the hedged item related to the designated risk being hedged, are reported in net realized investment gain.  The change in estimated value of the hedged item associated with the risk being hedged is reflected as an adjustment to the carrying amount of the hedged item.  For derivative instruments not designated as a hedge, the change in estimated fair value of the derivative is recorded in net realized investment gain.

The periodic cash flows for all derivatives designated as a hedge are recorded consistent with the hedged item on an accrual basis.  For derivatives that are hedging assets, these amounts are included in net investment income.  For derivatives that are hedging liabilities, these amounts are included in interest credited to policyholder account balances or interest expense, which is included in

PL-11

operating and other expenses.  For derivatives not designated as a hedge, the periodic cash flows are reflected in net realized investment gain on an accrual basis.  Upon termination of a cash flow hedging relationship, the accumulated amount in OCI is reclassified into earnings into either net investment income, net realized investment gain, interest credited to policyholder account balances, or operating and other expenses when the forecasted transactions affect earnings.  Upon termination of a fair value hedging relationship, the accumulated adjustment to the carrying amount of the hedged item is amortized into either net investment income, interest credited to policyholder account balances, or operating and other expenses over its remaining life.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include all investments with a maturity of three months or less from purchase date.  Cash equivalents consist primarily of U.S. Treasury bills and money market securities.

RESTRICTED CASH

Restricted cash primarily consists of liquidity reserves related to VIEs, security deposits, commitment fees, cash collateral, cash held in trusts, maintenance reserve payments and rental payments received from certain lessees related to the aircraft leasing business.

DEFERRED POLICY ACQUISITION COSTS

The direct and incremental costs associated with the successful acquisition of new or renewal insurance business; principally commissions, medical examinations, underwriting, policy issue and other expenses; are deferred and recorded as an asset referred to as DAC.  DAC related to internally replaced contracts is immediately written off to expense and any new deferrable expenses associated with the replacement are deferred if the contract modification substantially changes the contract.  However, if the contract modification does not substantially change the contract, the existing DAC asset remains in place and any acquisition costs associated with the modification are immediately expensed.  The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

For universal life (UL), variable annuities and other investment-type contracts, acquisition costs are generally amortized through earnings in proportion to the present value of estimated gross profits (EGPs) from projected investment, mortality and expense margins, and surrender charges over the estimated lives of the contracts.  Actual gross margins or profits may vary from management’s estimates, which can increase or decrease the rate of DAC amortization.  DAC related to traditional policies is amortized through earnings over the premium-paying period of the related policies in proportion to premium revenues recognized, using assumptions and estimates consistent with those used in computing policy reserves.  DAC related to certain unrealized components in OCI, primarily unrealized gains and losses on securities available for sale, is adjusted with corresponding charges or benefits, respectively, directly to equity through OCI.

During reporting periods of negative actual gross profits, DAC amortization may be negative, which would result in an increase to the DAC balance.  Negative amortization is only recorded when the increased DAC balance is determined to be recoverable and is also limited to amounts originally deferred plus interest.

Significant assumptions in the development of EGPs include investment returns, surrender and lapse rates, rider utilization, expenses, interest spreads, and mortality margins.  The Company’s long-term assumption for the underlying separate account investment return ranges from 6.75% to 7.50% depending on the product.  A change in the assumptions utilized to develop EGPs results in a change to amounts expensed in the reporting period in which the change was made by adjusting the DAC balance to the level DAC would have been had the EGPs been calculated using the new assumptions over the entire amortization period.  In general, favorable experience variances result in increased expected future profitability and may lower the rate of DAC amortization, whereas unfavorable experience variances result in decreased expected future profitability and may increase the rate of DAC amortization.  All critical assumptions utilized to develop EGPs are evaluated at least annually and necessary revisions are made to certain assumptions to the extent that actual or anticipated experience necessitates such a prospective change.  The Company may also identify and implement actuarial modeling refinements to projection models that may result in increases or decreases to the DAC asset.

The DAC asset is reviewed at least annually to ensure that the unamortized balance does not exceed expected recoverable EGPs.

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AIRCRAFT, NET

The Company records aircraft and other aircraft components at cost less accumulated depreciation.  Cost consists of the acquisition price, including interest capitalized during the construction period of a new aircraft, and major additions and modifications.  Depreciation to estimated residual values is computed using the straight-line method over the estimated useful life of the aircraft, which is generally 25 years from the date of manufacture.  Major improvements to aircraft are capitalized as incurred and depreciated over the shorter of the remaining useful life of the aircraft or the useful life of the improvement.  The Company evaluates the carrying amount of aircraft quarterly or based upon changes in market and other physical and economic conditions that indicate the carrying amount of the aircraft may not be recoverable.  The Company will record impairments to recognize a loss in the value of the aircraft when management believes that, based on future estimated undiscounted cash flows, the recoverability has been impaired.

GOODWILL

Goodwill represents the excess of acquisition costs over the fair value of net assets acquired.  Goodwill is not amortized but is reviewed for impairment at least annually or more frequently if events occur or circumstances indicate that the goodwill might be impaired.  Goodwill is included in other assets and was $63 million as of December 31, 2017 and 2016.  There were no goodwill impairments recognized during the years ended December 31, 2017, 2016 and 2015.

POLICYHOLDER ACCOUNT BALANCES

Policyholder account balances on UL and certain investment-type contracts, such as funding agreements, are valued using the retrospective deposit method and are equal to accumulated account values, which consist of deposits received, plus interest credited, less withdrawals and assessments.  Other investment-type contracts such as payout annuities without life contingencies are valued using a prospective method that estimates the present value of future contract cash flows at the assumed credited or contract rate.  Interest credited to these contracts ranged from 0.1% to 10.7%.

FUTURE POLICY BENEFITS

Annuity reserves, which primarily consist of group retirement, structured settlement and immediate annuities with life contingencies, are equal to the present value of estimated future payments using pricing assumptions, as applicable, for interest rates, mortality, morbidity, retirement age and expenses.  Interest rates used in establishing such liabilities ranged from 0.8% to 11.0%.

The Company offers annuity contracts with guaranteed minimum benefits, including guaranteed minimum death benefits (GMDBs) and riders with guaranteed living benefits (GLBs) that guarantee net principal over a ten year holding period or a minimum withdrawal benefit over specified periods, subject to certain restrictions.  If the guarantee includes a benefit that is only attainable upon annuitization or is wholly life contingent (e.g., GMDBs or guaranteed minimum withdrawal benefits for life), it is accounted for as an insurance liability (Note 10).  All other GLB guarantees are accounted for as embedded derivatives (Note 8).

Policy charges assessed against policyholders that represent compensation to the Company for services to be provided in future periods, or for consideration for origination of the contract, are deferred as unearned revenue reserves (URR), and recognized in revenue over the expected life of the contract using the same methods and assumptions used to amortize DAC.  Unearned revenue related to certain unrealized components in OCI, primarily unrealized gains and losses on securities available for sale, is recorded to equity through OCI.

Life insurance reserves are composed of benefit reserves and additional liabilities.  Benefit reserves are valued using the net level premium method on the basis of actuarial assumptions appropriate at policy issue.  Mortality and persistency assumptions are generally based on the Company’s experience, which, together with interest and expense assumptions, include a margin for possible unfavorable deviations.  Interest rate assumptions ranged from 3.0% to 9.3%.  Future dividends for participating business are provided for in the liability for future policy benefits.  Additional liabilities are held for certain insurance benefit features that have amounts assessed in a manner that is expected to result in profits in earlier years and subsequent losses.  The additional liability is valued using a range of scenarios, rather than a single set of best estimate assumptions, which are consistent with assumptions used in estimated gross profits for purposes of amortizing capitalized acquisition costs.

As of December 31, 2017 and 2016, participating experience rated policies paying dividends represent less than 1% of direct life insurance in force.

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Estimates of future policy benefit reserves and liabilities are continually reviewed and, as experience develops, are adjusted as necessary.  The Company may also identify and implement actuarial modeling refinements to projection models that may result in increases and decreases to the liability for future policy benefits.  Such changes in estimates are included in earnings for the period in which such changes occur.

REINSURANCE

The Company has ceded reinsurance agreements with other insurance companies to limit potential losses, reduce exposure arising from larger risks, and provide additional capacity for future growth.  As part of a strategic alliance, the Company also reinsures risks associated with policies written by an independent producer group through modified coinsurance and yearly renewable term (YRT) arrangements with this producer group’s reinsurance company.  The ceding of risk does not discharge the Company from its primary obligations to contract owners.  To the extent that the assuming companies become unable to meet their obligations under reinsurance contracts, the Company remains liable.  The Company evaluates the financial strength and stability of each reinsurer prior to entering into each reinsurance contract and throughout the period that the reinsurance contract is in place.

All assets associated with business reinsured on a modified coinsurance basis remain with, and under the control of, the Company.  As part of its risk management process, the Company routinely evaluates its reinsurance programs and may change retention limits, reinsurers or other features at any time.

The Company has assumed reinsurance agreements with other insurance companies, which primarily include traditional life reinsurance and non-traditional longevity reinsurance.  Reinsurance agreements related to nontraditional longevity reinsurance are assumed from Pacific Life Re Limited (PLRL), an affiliate of the Company and a wholly owned subsidiary of Pacific LifeCorp.  PLRL is incorporated in the United Kingdom (UK) and provides reinsurance to insurance and annuity providers in the UK, Ireland, Australia and to insurers in select markets in Asia.  Non-traditional longevity reinsurance provides protection to retirement plans and insurers of such plans against changes in mortality improvement.  With a non-traditional longevity reinsurance transaction, the Company agrees with another party to exchange a predefined benefit and the realized benefit for a premium.

The Company utilizes reinsurance accounting for ceded and assumed transactions when risk transfer provisions have been met.  To meet risk transfer requirements, a reinsurance contract must include insurance risk, consisting of both underwriting and timing risk, and a reasonable possibility of a significant loss to the reinsurer.

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from their respective revenue, benefit, and expense accounts.  Prepaid reinsurance premiums, included in other assets, are premiums that are paid in advance for future coverage.  Amounts receivable and payable to reinsurers are offset for account settlement purposes for contracts where the right of offset exists, with net reinsurance receivables included in other assets and net reinsurance payables included in other liabilities.  Reinsurance receivables and payables may include balances due from reinsurance companies for paid and unpaid losses.  Reinsurance terminations and recapture gains are recorded in other income.

REVENUES, BENEFITS AND EXPENSES

Premiums from annuity contracts with life contingencies and traditional life and term insurance contracts are recognized as revenue when due.  Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the contracts by providing for liabilities for future policy benefits, expenses for contract administration and DAC amortization.

Receipts for UL and investment-type contracts are reported as deposits to either policyholder account balances or separate account liabilities and are not included in revenue.  Policy fees consist of mortality charges, surrender charges and expense charges that have been earned and assessed against related account values during the period and also include the amortization of URR.  The timing of policy fee revenue recognition is determined based on the nature of the fees.  Benefits and expenses include policy benefits and claims incurred in the period that are in excess of related policyholder account balances, interest credited to policyholder account balances, expenses of contract administration and the amortization of DAC.

Investment advisory fees are primarily fees earned by Pacific Life Fund Advisors LLC (PLFA), a wholly owned subsidiary of Pacific Life, which serves as the investment advisor for the Pacific Select Fund, an investment vehicle provided to the Company’s variable universal life (VUL) and variable annuity contract holders, and the Pacific Funds Series Trust, the investment vehicle for the Company’s mutual fund products and other funds.  These fees are based upon the net asset value of the underlying portfolios and are recorded as earned.  Related subadvisory expense is included in operating and other expenses.

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Aircraft leases are generally accounted for as operating leases and are structured as triple net leases whereby the lessee is responsible for maintaining the aircraft and paying operational, maintenance and insurance expenses.  The aircraft leases require payment in U.S. dollars.  Aircraft leasing revenue is recognized on a straight-line basis over the term of the lease agreements.  The Company has capital leases in the amount of $333 million and $254 million as of December 31, 2017 and 2016, respectively, which are included in other assets.

DEPRECIATION AND AMORTIZATION

Aircraft and certain other assets are depreciated or amortized using the straight-line method over estimated useful lives, which range from three to 40 years.  Depreciation and amortization of aircraft and certain other assets are included in operating and other expenses.  Depreciation of investment real estate is computed using the straight-line method over estimated useful lives, which range from five to 30 years, and is included in net investment income.

INCOME TAXES

The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements. Under this method, the Company determines deferred tax assets and liabilities on the basis of the differences between the consolidated financial statement and tax bases of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse.  The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Company recognizes deferred tax assets to the extent that these assets are more likely than not to be realized.  In making such a determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations.  If the Company determines that it would be able to realize deferred tax assets in the future in excess of their net recorded amount, the Company would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

The Company records uncertain tax positions in accordance with the Accounting Standards Codification’s (Codification) Income Taxes Topic on the basis of a two-step process in which (1) the Company determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the Company recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.

The Company recognizes interest and penalties related to unrecognized tax benefits in the provision (benefit) for income taxes in the consolidated statements of operations.  Accrued interest and penalties are included in other liabilities in the consolidated statements of financial condition.

Pacific Life and its includable subsidiaries are included in the consolidated Federal income tax return and the combined California franchise tax return of PMHC and are allocated tax expense or benefit based principally on the effect of including their operations in these returns under a tax sharing agreement.  Certain of the Company’s non-insurance subsidiaries also file separate state tax returns, if necessary.  Generally, a life insurance company cannot be treated as an includable corporation in a consolidated return with nonlife companies unless it has been a member of the affiliated group for five taxable years.  For this reason, the Company’s life insurance companies not meeting this criterion file separate Federal income tax returns.  Some of the Company’s non-U.S. subsidiaries are subject to tax in Singapore and other jurisdictions.

On December 22, 2017, tax reform legislation formally known as the Tax Cuts and Jobs Act (the Act) was enacted, which significantly revised the U.S. corporate income tax system.  See Note 15.

CONTINGENCIES

The Company evaluates all identified contingent matters on an individual basis.  A loss is recorded if the contingent matter is probable and reasonably estimable.  The Company establishes reserves for these contingencies at the best estimate, or, if no one amount within the range of possible losses is more probable than any other, the Company records an estimated reserve at the low end of the range of losses.  The Company does not record gain contingencies.

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SEPARATE ACCOUNTS

Separate accounts primarily include variable annuity and variable life contracts, as well as other guaranteed and non-guaranteed accounts.  Separate account assets are recorded at estimated fair value and represent legally segregated contract holder funds.  A separate account liability is recorded equal to the amount of separate account assets.  Deposits to separate accounts, investment income and realized and unrealized gains and losses on the separate account assets accrue directly to contract holders and, accordingly, are not reflected in the consolidated statements of operations or cash flows.  Amounts charged to the separate account for mortality, surrender and expense charges are included in revenues as policy fees.

ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

The estimated fair value of financial instruments has been determined using available market information and appropriate valuation methodologies.  However, considerable judgment is often required to interpret market data used to develop the estimates of fair value.  Accordingly, the estimates presented may not be indicative of the amounts the Company could realize in a current market exchange.  The use of different market assumptions and/or estimation methodologies could have a material effect on the estimated fair value amounts.

RECENTLY ADOPTED ACCOUNTING PRONOUNCEMENTS

In February 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-02.  This ASU permits retrospective reclassification of certain tax effects from AOCI to retained earnings for stranded tax effects resulting from the Act.  This ASU is effective for fiscal years beginning after December 15, 2018, however early adoption is permitted for financial statements that have not yet been issued.  The Company early adopted this ASU and reclassified $285 million of deferred tax effects from AOCI to retained earnings as of December 31, 2017.  See the consolidated statements of equity and Notes 13 and 15.

FUTURE ADOPTION OF ACCOUNTING PRONOUNCEMENTS

In August 2017, the FASB issued targeted improvements to accounting for hedging activities, ASU 2017-12.  The objective of this guidance is to improve the financial reporting of hedging relationships to better portray the economic results of a company’s risk management activities in its financial statements and make certain targeted improvements simplify the application of the hedge accounting guidance.  The new guidance is effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years.  The amended presentations and disclosure guidance is required to be applied prospectively.  Early adoption is permitted.  The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

In November 2016, the FASB issued ASU 2016-18 that provides guidance on the classification and presentation of changes in restricted cash on the statement of cash flows.  This ASU will require companies to include restricted cash within cash and cash equivalents when reconciling the beginning of period and end of period total amounts shown on the statement of cash flows.  This ASU is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years and will be applied retrospectively.  Adoption will change the Company’s presentation of restricted cash on the consolidated statements of cash flows with the inclusion of the restricted cash balance in the beginning and ending cash and cash equivalents balance and the elimination of the restricted cash activity in net cash provided by financing activities.

In June 2016, the FASB issued ASU 2016-13 that provides guidance on measurement of credit losses on financial instruments.  This ASU replaces the incurred loss impairment methodology with one that reflects expected credit losses.  The measurement of expected credit losses should be based on historical loss information, current conditions, and reasonable and supportable forecasts.  The guidance also requires enhanced disclosures.  This ASU is effective for fiscal years beginning after December 15, 2020 and interim periods within those fiscal years with a cumulative-effect adjustment to retained earnings under a modified-retrospective approach.  Early adoption is permitted.  The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02 that provides guidance on leasing transactions.  The new guidance requires a lessee to recognize assets and liabilities for leases with lease terms of more than 12 months.  Consistent with current guidance, leases would be classified as finance or operating leases.  However, unlike current guidance, the new guidance will require both types of leases to be recognized on the consolidated statements of financial condition by the lessee.  Lessor accounting will remain largely unchanged from current guidance except for certain targeted changes.  The new guidance will also require new qualitative and quantitative disclosures.  This ASU is effective for fiscal years beginning after December 15, 2019 and interim periods within

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those fiscal years, and requires a modified retrospective transition approach which includes a number of optional practical expedients.  Early adoption is permitted.  The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

In January 2016, the FASB issued ASU 2016-01 that amends certain aspects of recognition, measurement, presentation and disclosure of financial instruments.  The new guidance changes the current accounting guidance related to (i) the classification and measurement of certain equity investments, (ii) the presentation of changes in the fair value of financial liabilities measured under the fair value option that are due to instrument-specific credit risk, and (iii) certain disclosures associated with the fair value of financial instruments.  Under the guidance, the change which most significantly impacts the Company is that equity securities currently classified as available for sale will be measured at fair value through net income instead of OCI.  Additionally, investments in private equity partnerships and joint ventures currently accounted for under the cost method will also be measured at fair value.  This ASU is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years and will be applied prospectively with a cumulative effect adjustment to the beginning retained earnings balance.  The Company’s equity securities available for sale, except for those accounted for using the equity method, will be presented on the consolidated statements of financial condition at fair value with changes in fair value reported in net realized investment gain.  Upon adoption, the estimated impact is expected to increase retained earnings by $19 million, net of tax.

In May 2014, the FASB issued ASU 2014-09, a new revenue recognition standard.  The new guidance will supersede nearly all existing revenue recognition guidance under U.S. GAAP; however, it will not impact the accounting for insurance contracts, leases, financial instruments and guarantees.  For those contracts that are impacted by the new guidance, the guidance will require an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.  This ASU is effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years and will be applied under a modified retrospective approach.  Early adoption is not permitted.  The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

2.                         STATUTORY FINANCIAL INFORMATION AND DIVIDEND RESTRICTIONS

STATUTORY ACCOUNTING PRACTICES

Pacific Life prepares its regulatory financial statements in accordance with statutory accounting practices prescribed or permitted by the NE DOI, which is a comprehensive basis of accounting other than U.S. GAAP.  Statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, recognizing certain policy fees as revenue when billed, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, as well as the valuation of investments and certain assets and accounting for deferred income taxes on a different basis.

The NE DOI has a prescribed accounting practice for certain synthetic guaranteed interest contract (GIC) reserves that differs from National Association of Insurance Commissioners (NAIC) Accounting Practices and Procedures Manual (NAIC SAP).  The NE DOI reserve method is based on an annual accumulation of 30% of the contract fees on synthetic GICs and is subject to a maximum of 150% of the annualized contract fees.  This reserve amounted to $59 million and $63 million as of December 31, 2017 and 2016, respectively, and has been recorded by Pacific Life.  The NAIC SAP basis for this reserve equals the excess, if any, of the value of guaranteed contract liabilities over the market value of the assets in the segregated portfolio less deductions based on asset valuation reserve factors.  As of December 31, 2017 and 2016, the reserve for synthetic GICs using the NAIC SAP basis was zero.

STATUTORY NET INCOME AND SURPLUS

Statutory net income of Pacific Life was $1,201 million, $850 million and $520 million for the years ended December 31, 2017, 2016 and 2015, respectively.  Statutory capital and surplus of Pacific Life was $9,313 million and $8,548 million as of December 31, 2017 and 2016, respectively.

AFFILIATED REINSURANCE

Pacific Life cedes certain statutory reserves to affiliated special purpose financial insurance companies and affiliated captive reinsurance companies that are supported by a combination of cash, invested and other assets and third-party letters of credit or note facilities.  As of December 31, 2017, Pacific Life’s total statutory reserve credit was $2,224 million, of which $1,450 million was

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supported by third-party letters of credit and note facilities.  As of December 31, 2016, Pacific Life’s total statutory reserve credit was $2,081 million, of which $1,347 million was supported by third-party letters of credit and note facilities, as described below.

Pacific Life utilizes affiliated reinsurers to mitigate the statutory capital impact of NAIC Model Regulation “Valuation of Life Insurance Policies” (Regulation XXX) and NAIC Actuarial Guideline 38 on the Company’s UL products with flexible duration no lapse guarantee rider (FDNLGR) benefits.  Pacific Alliance Reinsurance Company of Vermont (PAR Vermont) and Pacific Baleine Reinsurance Company (PBRC) are Vermont based special purpose financial insurance companies subject to regulatory supervision by the Vermont Department of Financial Regulation (Vermont Department).  PAR Vermont and PBRC are wholly owned subsidiaries of Pacific Life and accredited authorized reinsurers in Nebraska.  Pacific Life cedes certain level term life insurance to PBRC and FDNLGR benefits to PAR Vermont and PBRC.  Reinsurance ceded to PAR Vermont is net of the reinsurance ceded under an excess of loss reinsurance agreement with a commercial reinsurer.  Economic reserves, as defined in the PAR Vermont and PBRC reinsurance agreements, are supported by cash and invested and other assets, including funds withheld at Pacific Life.

Reserves in excess of the economic reserves held at PAR Vermont are supported by a letter of credit agreement provided by a highly rated bank, which has a maximum commitment amount of $843 million and a 20 year term expiring October 2031.  The letter of credit agreement is non-recourse to Pacific LifeCorp or any of its affiliates, other than PAR Vermont.  The letter of credit has been approved as an admissible asset by the Vermont Department for PAR Vermont statutory accounting.  As of December 31, 2017 and 2016, the letter of credit amounted to $767 million and $730 million, respectively, and was held in a trust with Pacific Life as beneficiary.  PAR Vermont admitted $767 million and $730 million as assets in its statutory financial statements as of December 31, 2017 and 2016, respectively.

Reserves in excess of the economic reserves held at PBRC are supported by a note facility with a maximum commitment amount of $1.6 billion.  This facility is non-recourse to Pacific Life or any of its affiliates, other than PBRC.  Through this facility, PBRC issued a surplus note with a maturity date of December 2046 and received a note receivable in return with a maturity date of December 2041.  The note receivable is credit enhanced by a highly rated third-party reinsurer for 22 years with a three year extension.  The note receivable has been approved as an admissible asset by the Vermont Department for PBRC statutory accounting.  As of December 31, 2017 and 2016, the note receivable amounted to $263 million and $210 million, respectively, and was held in a trust with Pacific Life as beneficiary.  PBRC admitted $263 million and $210 million as an asset in its statutory financial statements as of December 31, 2017 and 2016, respectively.

Pacific Life has reinsurance agreements with Pacific Life Reinsurance (Barbados) Ltd. (PLRB), an exempt life reinsurance company domiciled in Barbados and wholly owned by Pacific LifeCorp.  The underlying reinsurance is comprised of coinsurance and YRT treaties.  Pacific Life retroceded the majority of the underlying YRT U.S. treaties on a 100% coinsurance with funds withheld basis to PLRB (PLRB Agreement).  The PLRB Agreement is accounted for under deposit accounting for U.S. GAAP and as reinsurance under statutory accounting principles.  The statutory accounting reserve credit is supported by cash, funds withheld at Pacific Life and a $420 million letter of credit issued to PLRB by a highly rated bank for the benefit of Pacific Life, which expires August 2021.  In connection with the reinsurance arrangements between Pacific Life and PLRB, Pacific LifeCorp entered into a capital maintenance agreement.

Pacific Annuity Reinsurance Company (PARC) is a captive reinsurance company subject to regulatory supervision by the Arizona Department of Insurance and wholly owned by Pacific LifeCorp.  PARC was formed to reinsure benefits provided by variable annuity contracts and contract rider guarantees issued by Pacific Life.  Base annuity contracts are reinsured on a modified coinsurance basis and the contract guarantees are reinsured on a coinsurance with funds withheld basis.  In December 2012, the effective date of the reinsurance agreement, Pacific Life ceded 5% of its inforce variable annuity business to PARC, after third-party reinsurance, and ceded 5% of new business issued thereafter.

RISK-BASED CAPITAL

Risk-based capital is a method developed by the NAIC to measure the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile.  The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk.  Additionally, certain risks are required to be measured using actuarial cash flow modeling techniques, subject to formulaic minimums.  The adequacy of a company’s actual capital is measured by a comparison to the risk-based capital results.  Companies below minimum risk-based capital requirements are classified within certain levels, each of which requires specified corrective action.  As of December 31, 2017 and 2016, Pacific Life, Pacific Life & Annuity Company (PL&A), an Arizona domiciled life insurance company wholly owned by Pacific Life, PAR Vermont, and PBRC all exceeded the minimum risk-based capital requirements.

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DIVIDEND RESTRICTIONS

The payment of dividends by Pacific Life to Pacific LifeCorp is subject to restrictions set forth in the State of Nebraska insurance laws.  These laws require (i) notification to the NE DOI for the declaration and payment of any dividend and (ii) approval by the NE DOI for accumulated dividends within the preceding twelve months that exceed the greater of 10% of statutory policyholder surplus as of the preceding December 31 or statutory net gain from operations for the preceding twelve months ended December 31.  Generally, these restrictions pose no short-term liquidity concerns for Pacific LifeCorp.  Based on these restrictions and 2017 statutory results, Pacific Life could pay $784 million in dividends in 2018 to Pacific LifeCorp without prior approval from the NE DOI, subject to the notification requirement.  During the year ended December 31, 2017, Pacific Life paid dividends to Pacific LifeCorp of $160 million.  Pacific Life did not pay any dividends to Pacific LifeCorp during the years ended December 31, 2016 and 2015.

The payment of dividends by PL&A to Pacific Life is subject to restrictions set forth in the State of Arizona insurance laws.  These laws require (i) notification to the Arizona Department of Insurance (AZ DOI) for the declaration and payment of any dividend and (ii) approval by the AZ DOI for accumulated dividends within the preceding twelve months that exceed the lesser of 10% of statutory surplus as regards to policyholders as of the preceding December 31 or statutory net gain from operations for the preceding twelve months ended December 31.  Based on this limitation and 2017 statutory results, PL&A could pay $40 million in dividends to Pacific Life in 2018 without prior regulatory approval.  During the years ended December 31, 2017, 2016 and 2015, PL&A paid dividends to Pacific Life of $40 million, $39 million and $37 million, respectively.

3.                         CLOSED BLOCK

In connection with the Company’s conversion to a mutual holding company structure, an arrangement known as a closed block (the Closed Block) was created for the exclusive benefit of certain individual life insurance policies that had an experience based dividend scale in 1997.  The Closed Block was designed to give reasonable assurance to holders of the Closed Block policies that policy dividends would not change.

Assets that support the Closed Block, which are primarily included in fixed maturity securities and policy loans, amounted to $250 million and $246 million as of December 31, 2017 and 2016, respectively.  Liabilities allocated to the Closed Block, which are primarily included in future policy benefits, amounted to $254 million and $252 million as of December 31, 2017 and 2016, respectively.  The net contribution to income from the Closed Block was $3 million, $3 million and zero for the years ended December 31, 2017, 2016 and 2015, respectively.

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4.                         VARIABLE INTEREST ENTITIES

The Company evaluates its interests in VIEs on an ongoing basis and consolidates those VIEs in which it has a controlling financial interest and is thus deemed to be the primary beneficiary.  A controlling financial interest has both of the following characteristics: (i) the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance, and (ii) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.  Creditors or beneficial interest holders of VIEs, where the Company is the primary beneficiary, have no recourse against the Company in the event of default by these VIEs.

CONSOLIDATED VIEs

The following table presents, as of December 31, 2017 and 2016, the assets and liabilities, which the Company has consolidated because it is the primary beneficiary:

	Assets	Liabilities
December 31, 2017:	(In Millions)
Commercial mortgage-backed securities	$1,805	$1,525
CLO and warehousing facility	681	612
Sponsored investment funds	380	72
Other	24	19
Total	$2,890	$2,228

December 31, 2016:
Commercial mortgage-backed securities	$1,804	$1,524
Sponsored investment funds	260	22
Other	25	19
Total	$2,089	$1,565

COMMERCIAL MORTGAGE-BACKED SECURITIES

The Company has purchased significant interests in multiple commercial mortgage-backed security trusts secured by commercial real estate properties (CMBS VIE).  The trusts are classified as VIEs as they have no total equity investment at risk and while no future equity infusions should be required to permit the entities to continue their activities, accounting guidance requires trusts with no equity at risk to be classified as VIEs.  The Company has determined that it is the primary beneficiary of the VIEs due to the significant control over the collateral the Company has in the event of a default and has consolidated the VIEs into the consolidated financial statements of the Company.  The assets of the CMBS VIE can only be used to settle their respective liabilities, and the Company is not responsible for any principal or interest shortfalls.  The Company’s exposure is limited to its investment of $279 million as of December 31, 2017 and 2016.  Non-recourse debt consolidated by the Company was $1,521 million as of December 31, 2017 and 2016 (included in CMBS VIE debt in Note 11).

CLO AND WAREHOUSING FACILITY

The Company provided initial seed capital into a sponsored CLO and a warehousing facility during 2017.  The Company has elected the FVO method of accounting for $621 million of investments in the CLO and the warehousing facility as of December 31, 2017.  The Company has also elected the FVO method of accounting for $462 million of debt issued from the CLO as of December 31, 2017.  The Company elected the FVO method of accounting for the investments and debt in order to measure both at fair value under a consistent methodology.  This debt is secured by broadly syndicated bank loans, is non-recourse to the Company and the Company is not responsible for any principal shortfalls from the underlying collateral.  Additionally, short-term non-recourse debt consolidated by the Company from the warehousing facility was $50 million as of December 31, 2017.  The line of credit associated with this debt has a borrowing capacity of $113 million.

PL-20

SPONSORED INVESTMENT FUNDS

The Company has leveraged internal expertise to bring investment strategies/products to sophisticated institutional investors and qualified institutional buyers.  Structured as limited partnerships, the Company has provided the initial investments to provide seed capital for these products for the purpose of refining the investment strategies and developing a performance history.  Based on the design and operation of these entities, the Company concluded that they are subject to consolidation under the variable interest rules and that the Company is the primary beneficiary.  It is anticipated that the Company will continue to maintain a controlling interest in some, but not all, of these entities.  The Company reevaluates its standing as the primary beneficiary on a quarterly basis or upon the occurrence of specified events.  Short-term non-recourse debt consolidated by the Company was $69 million and $21 million as of December 31, 2017 and 2016, respectively (included in other VIE debt in Note 11).  The lines of credit associated with this debt have a $75 million borrowing capacity.  The Company’s unfunded commitment to the limited partnerships was $545 million and $244 million as of December 31, 2017 and 2016, respectively.

FINANCING STRUCTURES

ACG has participated in the design and formation of certain legal entities that are consolidated.  These legal entities enable ACG’s lenders to perfect their security interest in financing structures used to purchase, lease, and obtain financings secured by various aircraft.  These legal entities have entered into loans with various third parties and financial institutions which are primarily guaranteed by ACG and supported by secondary guarantees from either the Export-Import Bank of the United States (Ex-Im) or the export credit agencies of the UK, France and/or Germany (ECA).  Some of these legal entities are considered VIEs because they do not have sufficient equity at risk.  Additionally, ACG bears significant risk of loss (through guarantees of the loans recourse to ACG), participates in gains through a capital lease and has the power to direct the activities that most significantly impact the economic performance of these legal entities.  Therefore, it has been determined that ACG is the primary beneficiary of these VIEs.

Aircraft with these financing structures as of December 31, 2017 and 2016, totaled $1,396 million and $1,619 million, respectively, and are included in aircraft, net on the consolidated statements of financial condition.  Also, as of December 31, 2017 and 2016, debt, recourse only to ACG, associated with these financing structures totaled $693 million and $886 million, respectively, and are included in debt on the consolidated statements of financial condition.  See Notes 7 and 11.

PL-21

NON-CONSOLIDATED VIEs

The following table presents the carrying amount and classification of the assets, relating to VIEs in which the Company holds a variable interest but does not consolidate because it is not the primary beneficiary.  The Company has determined that it is not the primary beneficiary of these VIEs because it does not have the power to direct their most significant financial activities.  Also presented is the maximum exposure to loss which includes the carrying amount and any unfunded commitments assuming the commitments are fully funded.

	Carrying Amount	Maximum Exposure to Loss
December 31, 2017:	(In Millions)
Mortgage loans	$96	$104
Private equity	547	965
Real estate	147	203
Other	15	15
Total	$805	$1,287

December 31, 2016:
Mortgage loans	$88	$104
Private equity	520	989
Real estate	152	200
Other	13	13
Total	$773	$1,306

MORTGAGE LOANS

Included in mortgage loans is a non-recourse construction loan to a non-consolidated VIE.

PRIVATE EQUITY

Private equity are limited partnership investment funds that are reported in other investments.

REAL ESTATE

Real estate are limited partnership investments that are unconsolidated and accounted for under the equity method which are reported in other investments.

OTHER NON-CONSOLIDATED VIEs NOT INCLUDED IN THE TABLE ABOVE

As part of normal investment activities, the Company will make passive investments in structured securities for which it is not the sponsor.  The structured security investments include residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), collateralized debt obligations, and other asset-backed securities which are reported in fixed maturities securities available for sale.  The Company’s maximum exposure to loss for these investments is limited to its carrying amount.  See Note 6 for the net carrying amount and estimated fair value of the structured security investments.

PL-22

5.                         DEFERRED POLICY ACQUISITION COSTS

Components of DAC are as follows:

	Years Ended December 31,
	2017	2016	2015
	(In Millions)
Balance, January 1	$4,509	$4,719	$4,742
Additions:
Capitalized during the year	613	490	544
Amortization:
Allocated to commission expenses	(352)	(547)	(806)
Allocated to operating expenses	(15)	(21)	(28)
Total amortization	(367)	(568)	(834)
Allocated to OCI	(62)	(132)	267
Balance, December 31	$4,693	$4,509	$4,719

During the years ended December 31, 2017, 2016 and 2015, the Company revised certain assumptions utilized to develop EGPs  for its products subject to DAC amortization.  This resulted in a decrease in DAC amortization expense of $40 million for the year ended December 31, 2017 and increases of $18 million and $51 million for the years ended December 31, 2016 and 2015, respectively.  The revised EGPs also resulted in decreased URR amortization of $43 million and $21 million for the years ended December 31, 2017 and 2016, respectively, and increased URR amortization of $27 million for the year ended December 31, 2015.

Components of the capitalized sales inducement balance included in the DAC asset are as follows:

	Years Ended December 31,
	2017	2016	2015
	(In Millions)
Balance, January 1	$545	$583	$667
Deferred costs capitalized during the year	11	14	17
Amortization of deferred costs	(43)	(52)	(101)
Balance, December 31	$513	$545	$583

PL-23

6.                         INVESTMENTS

The net carrying amount, gross unrealized gains and losses, and estimated fair value of fixed maturity and equity securities available for sale are shown below.  The net carrying amount of fixed maturity securities available for sale represents amortized cost adjusted for OTTI recognized in earnings and terminated fair value hedges.  The net carrying amount of equity securities available for sale represents cost adjusted for OTTI.  See Note 12 for information on the Company’s estimated fair value measurements and disclosure.

	Net
	Carrying	Gross Unrealized		Estimated
	Amount	Gains	Losses	Fair Value
	(In Millions)
December 31, 2017:
U.S. Government	$72	$7		$79
Obligations of states and political subdivisions	810	172		982
Foreign governments	489	44	$1	532
Corporate securities	39,099	2,675	168	41,606
RMBS	1,846	92	13	1,925
CMBS	1,025	25	9	1,041
Other asset-backed securities	1,244	56	5	1,295
Total fixed maturity securities	$44,585	$3,071	$196	$47,460

Perpetual preferred securities	$13	$1		$14
Other equity securities	65	3		68
Total equity securities	$78	$4	—	$82

	Net
	Carrying	Gross Unrealized		Estimated
	Amount	Gains	Losses	Fair Value
	(In Millions)
December 31, 2016:
U.S. Government	$49	$7		$56
Obligations of states and political subdivisions	810	132	$2	940
Foreign governments	551	41	7	585
Corporate securities	35,739	1,916	442	37,213
RMBS	2,197	95	36	2,256
CMBS	924	24	11	937
Other asset-backed securities	1,221	54	15	1,260
Total fixed maturity securities	$41,491	$2,269	$513	$43,247

Perpetual preferred securities	$62	$9	$2	$69
Other equity securities	28	4	1	31
Total equity securities	$90	$13	$3	$100

PL-24

The net carrying amount and estimated fair value of fixed maturity securities available for sale as of December 31, 2017, by contractual repayment date of principal, are shown below.  Expected maturities may differ from contractual maturities as borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Net
	Carrying	Gross Unrealized		Estimated
	Amount	Gains	Losses	Fair Value
	(in Millions)
Due in one year or less	$917	$22	$2	$937
Due after one year through five years	7,936	421	13	8,344
Due after five years through ten years	18,097	613	81	18,629
Due after ten years	13,520	1,842	73	15,289
	40,470	2,898	169	43,199
Mortgage-backed and asset-backed securities	4,115	173	27	4,261
Total fixed maturity securities	$44,585	$3,071	$196	$47,460

PL-25

The following tables present the number of investments, estimated fair value and gross unrealized losses on investments where the estimated fair value has declined and remained continuously below the net carrying amount for less than twelve months and for twelve months or greater.  Included in the tables are gross unrealized losses for fixed maturity securities available for sale and other investments, which include equity securities available for sale and cost method investments.

	Total
	Number	Estimated Fair Value	Gross Unrealized Losses
		(In Millions)
December 31, 2017:
Foreign governments	3	$29	$1
Corporate securities	568	6,139	168
RMBS	66	534	13
CMBS	21	313	9
Other asset-backed securities	63	428	5
Total fixed maturity securities	721	7,443	196

Other investments	3	12	3
Total other investments	3	12	3
Total	724	$7,455	$199

	Less than 12 Months			12 Months or Greater
	Number	Estimated Fair Value	Gross Unrealized Losses	Number	Estimated Fair Value	Gross Unrealized Losses
		(In Millions)			(In Millions)
December 31, 2017:
Foreign governments				3	$29	$1
Corporate securities	292	$2,573	$34	276	3,566	134
RMBS	13	145	1	53	389	12
CMBS	13	167	2	8	146	7
Other asset-backed securities	33	209	1	30	219	4
Total fixed maturity securities	351	3,094	38	370	4,349	158

Other investments	1	5	1	2	7	2
Total other investments	1	5	1	2	7	2
Total	352	$3,099	$39	372	$4,356	$160

PL-26

	Total
	Number	Estimated Fair Value	Gross Unrealized Losses
		(In Millions)
December 31, 2016:
Obligations of states and political subdivisions	2	$103	$2
Foreign governments	7	69	7
Corporate securities	794	10,001	442
RMBS	113	967	36
CMBS	18	322	11
Other asset-backed securities	66	584	15
Total fixed maturity securities	1,000	12,046	513

Perpetual preferred securities	3	13	2
Other equity securities	3	9	1
Other investments	7	18	4
Total other investments	13	40	7
Total	1,013	$12,086	$520

	Less than 12 Months			12 Months or Greater
	Number	Estimated Fair Value	Gross Unrealized Losses	Number	Estimated Fair Value	Gross Unrealized Losses
		(In Millions)			(In Millions)
December 31, 2016:
Obligations of states and political subdivisions	2	$103	$2
Foreign governments	4	43	3	3	$26	$4
Corporate securities	648	8,559	326	146	1,442	116
RMBS	32	441	6	81	526	30
CMBS	13	293	9	5	29	2
Other asset-backed securities	49	455	7	17	129	8
Total fixed maturity securities	748	9,894	353	252	2,152	160

Perpetual preferred securities				3	13	2
Other equity securities	3	9	1
Other investments	4	9	1	3	9	3
Total other investments	7	18	2	6	22	5
Total	755	$9,912	$355	258	$2,174	$165

The gross unrealized losses on available for sale securities and other investments in the tables above decreased from $520 million as of December 31, 2016 to $199 million as of December 31, 2017.  The decrease is primarily due to interest rate and credit spread movements.

The Company has evaluated fixed maturity securities available for sale and other investments with gross unrealized losses and has determined that the unrealized losses are temporary.  The Company does not intend to sell the investments and it is more likely than not that the Company will not be required to sell the investments before recovery of their net carrying amounts.

PL-27

The Company has a securities lending program whereby the Company lends fixed maturity securities to financial institutions in short-term arrangements.  The Company requires cash collateral equal to 102% of the estimated fair value of the loaned securities.  All securities lending agreements are callable by the Company at any time.  The contractual maturity on all securities lending arrangements is overnight and continuous.  The following table presents the Company’s security loans outstanding and the corresponding collateral held:

	December 31,
	2017	2016
	(In Millions)
Security loans outstanding, estimated fair value (1)	$797	$178
Reinvestment portfolio, estimated fair value (2)	824	184
Cash collateral liability (3)	824	184

(1) Included within fixed maturity securities available for sale, at estimated fair value and comprised of corporate securities.

(2) The reinvestment portfolio acquired with the cash collateral consists primarily of investments in reverse repurchase agreements collateralized by U.S. Treasuries and corporate bonds and is included in cash and cash equivalents.

(3) Included in other liabilities.

Major categories of investment income and related investment expense are summarized as follows:

	Years Ended December 31,
	2017	2016	2015
	(In Millions)
Fixed maturity securities	$1,912	$1,812	$1,688
Equity securities	5	3	4
Mortgage loans	613	550	582
Real estate	148	120	103
Policy loans	212	205	201
Partnerships and joint ventures	115	39	106
Other	58	40	37
Gross investment income	3,063	2,769	2,721
Investment expense	223	182	164
Net investment income	$2,840	$2,587	$2,557

PL-28

The components of net realized investment gain are as follows:

	Years Ended December 31,
	2017	2016	2015
	(In Millions)
Fixed maturity securities:
Gross gains on sales	$87	$37	$26
Gross losses on sales	(9)	(13)	(8)
Total fixed maturity securities	78	24	18

Equity securities:
Gross gains on sales	17	1	5
Total equity securities	17	1	5

FVO and trading securities	44	(3)	(33)
Real estate		78	2
Variable annuity GLB embedded derivatives	166	155	60
Variable annuity GLB policy fees	156	161	209
Variable annuity derivatives - total return swaps	(218)	(107)	(21)
Variable annuity derivatives - futures	(168)	(260)	(46)
Variable annuity derivatives - equity put options	(29)	—	—
Fixed indexed annuity embedded derivatives	(128)	(47)	(5)
Fixed indexed annuity derivatives - total return swaps	3
Fixed indexed annuity derivatives - futures	84	45	(2)
Fixed indexed annuity derivatives - call options	2
Synthetic GIC policy fees	45	44	44
Foreign currency and interest rate swaps	(17)	(7)	25
Life indexed account embedded derivatives	(335)	(100)	51
Life indexed account derivatives - call options	341	98	(58)
Other	7	28	(15)
Net realized investment gain	$48	$110	$234

PL-29

The tables below summarize the OTTI by investment type:

	Recognized in Earnings	Included in OCI	Total
	(In Millions)
Year Ended December 31, 2017:
Corporate securities	$8	0	$8
RMBS	1	—	1
OTTI - fixed maturity securities	9	—	9
Other investments	2	—	2
Total OTTI	$11	—	$11

Year Ended December 31, 2016:
Corporate securities	$22	$3	$25
RMBS	12	8	20
OTTI - fixed maturity securities	34	11	45
Real estate	2	—	2
Other investments	6	—	6
Total OTTI	$42	$11	$53

Year Ended December 31, 2015:
Corporate securities	$70	—	$70
RMBS	2	$6	8
Perpetual preferred securities	9	—	9
OTTI - fixed maturity and equity securities	81	6	87
Mortgage loans	11	—	11
Other investments	4	—	4
Total OTTI	$96	$6	$102

The table below details the amount of OTTI attributable to credit losses recognized in earnings for which a portion was recognized in OCI:

	Years Ended December 31,
	2017	2016
	(In Millions)
Cumulative credit loss, January 1	$174	$187
Additions for credit impairments recognized on:
Securities previously other than temporarily impaired		10
Securities not previously other than temporarily impaired	1	2
Total additions	1	12

Reductions for credit impairments previously recognized on:
Securities due to an increase in expected cash flows and time value of cash flows	(1)	(4)
Securities sold		(21)
Total subtractions	(1)	(25)
Cumulative credit loss, December 31	$174	$174

PL-30

The tables below present gross unrealized losses on investments for which OTTI has been recognized in earnings in current or prior periods and gross unrealized losses on temporarily impaired investments for which no OTTI has been recognized.

	Gross Unrealized Losses
	OTTI Investments	Non-OTTI Investments	Total
	(In Millions)
December 31, 2017:
Foreign governments		$1	$1
Corporate securities		168	168
RMBS	$7	6	13
CMBS		9	9
Other asset-backed securities		5	5
Total fixed maturity securities	$7	$189	$196

December 31, 2016:
Obligations of states and political subdivisions		$2	$2
Foreign governments		7	7
Corporate securities	$4	438	442
RMBS	20	16	36
CMBS		11	11
Other asset-backed securities		15	15
Total fixed maturity securities	$24	$489	$513

Perpetual preferred securities		$2	$2
Other equity securities		1	1
Total equity securities	—	$3	$3

The change in unrealized gain (loss) on investments in available for sale securities is as follows:

	Years Ended December 31,
	2017	2016	2015
	(In Millions)
Available for sale securities:
Fixed maturity	$1,119	$502	($1,648)
Equity	(6)	7	0
Total available for sale securities	$1,113	$509	($1,648)

Trading securities, included in other investments, totaled $624 million and $252 million as of December 31, 2017 and 2016, respectively.  The cumulative net unrealized gain on trading securities held as of December 31, 2017 and 2016 were $9 million and zero, respectively.  Net unrealized gain (loss) recognized in net realized investment gain on trading securities still held at the reporting date were $7 million, $1 million and ($4) million as of December 31, 2017, 2016 and 2015, respectively.

FVO securities consist of U.S. Government securities and broadly syndicated bank loans.  FVO securities totaled $1,182 million and $529 million as of December 31, 2017 and 2016, respectively.  The change in unrealized gain (loss) on FVO securities is recognized in net realized investment gain and was $33 million, ($7) million and ($27) million for the years ended December 31, 2017, 2016 and 2015, respectively.  Interest income earned from FVO securities is recorded in net investment income and was $26 million, $17 million and $17 million for the years ended December 31, 2017, 2016 and 2015, respectively.

As of December 31, 2017 and 2016, fixed maturity securities of $12 million were on deposit with state insurance departments to satisfy regulatory requirements.

PL-31

Mortgage loans totaled $13,558 million and $12,175 million as of December 31, 2017 and 2016, respectively.  Mortgage loans are collateralized primarily by commercial properties mainly located throughout the U.S.  As of December 31, 2017, $2,460 million, $2,033 million, $1,716 million, $1,432 million, and $1,160 million were located in Texas, California, New York, Washington, and District of Columbia, respectively.  Included in the December 31, 2017 amounts for Texas and New York are $1,050 million and $750 million, respectively, consolidated from the CMBS VIEs (Note 4).  As of December 31, 2017, $383 million and $176 million were located in Canada and the UK, respectively.  The Company did not have any mortgage loans with accrued interest more than 180 days past due as of December 31, 2017 or 2016.  As of December 31, 2017, there was no single mortgage loan investment that exceeded 10% of stockholder’s equity.

The Company reviews the performance and credit quality of the mortgage loan portfolio on an on-going basis, including loan payment and collateral performance.  Collateral performance includes a review of the most recent collateral inspection reports and financial statements.  Analysts track each loan’s debt service coverage ratio (DCR) and loan-to-value ratio (LTV).  The DCR compares the collateral’s net operating income to its debt service payments.  DCRs less than 1.0 times indicate that the collateral operations do not generate enough income to cover the loan’s current debt payments.  A larger DCR indicates a greater excess of net operating income over the debt service.  The LTV compares the amount of the loan to the fair value of the collateral and is commonly expressed as a percentage.  LTVs greater than 100% indicate that the loan amount exceeds the collateral value.  A smaller LTV percentage indicates a greater excess of collateral value over the loan amount.

The loan review process will result in each loan being placed into a No Credit Concern category or one of three levels:  Level 1 Minimal Credit Concern, Level 2 Moderate Credit Concern or Level 3 Significant Credit Concern.  Loans in No Credit Concern category are performing and no issues are noted.  The collateral exhibits a strong DCR and LTV and there are no near term maturity concerns.  The loan credit profile and borrower sponsorship have not experienced any significant changes and remain strong.  For construction loans, projects are progressing as planned with no significant cost overruns or delays.

Level 1 loans are experiencing negative market pressure and outlook due to economic factors.  Financial covenants may have been triggered due to declines in performance.  Credit profile and/or borrower sponsorship remain stable but require monitoring.  Near term (6 months or less) maturity requires monitoring due to negative trends.  No impairment loss concerns exist under current conditions, however some possibility of loss may exist under stressed scenarios or changes in sponsorship financial strength.

Level 2 loans are experiencing significant or prolonged negative market pressure and uncertain outlook due to economic factors; financial covenants may have been triggered due to declines in performance and/or borrower may have requested covenant relief.  Loan credit profile, borrower sponsorship and/or collateral value may have declined or give cause for concern.  Near term maturity (12 months or less) coupled with negative market conditions, property performance and value and/or borrower stability result in increased refinance risk.

Level 3 loans are experiencing prolonged and/or severe negative market trends, declines in collateral performance and value, and/or borrower financial difficulties exist.  Borrower may have asked for modification of loan terms.  Without additional capital infusion and/or acceptable modification to existing loan terms, default is likely and foreclosure the probable alternative.  Impairment loss is possible depending on current fair market value of the collateral.  This category includes loans in default and previously impaired restructured loans that underperform despite modified terms and/or for which future loss is probable.

Loans classified as Level 2 or Level 3 are placed on a watch list and monitored weekly.  Loans that have been identified as Level 3 are evaluated to determine if the loan is impaired.  A loan is impaired if it is probable that amounts due according to the contractual terms of the loan agreement will not be collected.

As of December 31, 2017 and 2016, there were 14 loans with a book value of $305 million and $307 million, respectively, that were considered impaired.  Since the estimated fair value of the underlying collateral on these loans was greater than their carrying amount of the loans, no impairment loss was recorded.  As of December 31, 2015, there were 16 loans with a book value of $153 million that were considered impaired and an impairment loss of $12 million (gross of reinsurance of $1 million) was recognized for the year ended December 31, 2015 as the fair value of the underlying collateral of two of these loans was lower than their carrying amount.  No impairment loss was recorded on the other 14 loans since the estimated fair value of the collateral was higher than their carrying amount.

PL-32

The following tables set forth mortgage loan credit levels as of December 31, 2017 and 2016 ($ In Millions):

	December 31, 2017
			Level 1		Level 2		Level 3
	No Credit Concern		Minimal Credit Concern		Moderate Credit Concern		Significant Credit Concern		Total
		Weighted		Weighted		Weighted		Weighted		Weighted
	Carrying	Average	Carrying	Average	Carrying	Average	Carrying	Average	Carrying	Average
Property Type	Amount	DCR	Amount	DCR	Amount	DCR	Amount	DCR	Amount	DCR
Agricultural	$115	2.11							$115	2.11
Apartment	1,003	1.75	$45	1.05					1,048	1.72
Golf course	22	2.19	16	0.82	$41	1.00	$50	0.81	129	1.11
Industrial	34	1.55			18	2.09			52	1.74
Lodging	1,376	2.41					175	0.88	1,551	2.24
Mobile home park	189	2.94							189	2.94
Office	3,307	2.05	446	1.36			21	0.49	3,774	1.96
Office - VIE	750	3.28							750	3.28
Residential	63	1.43							63	1.43
Retail	2,848	2.18							2,848	2.18
Retail - VIE	1,050	2.39							1,050	2.39
Construction	1,989								1,989
Total mortgage loans	$12,746	2.23	$507	1.31	$59	1.33	$246	0.83	$13,558	2.16

	December 31, 2016
			Level 1		Level 2		Level 3
	No Credit Concern		Minimal Credit Concern		Moderate Credit Concern		Significant Credit Concern		Total
		Weighted		Weighted		Weighted		Weighted		Weighted
	Carrying	Average	Carrying	Average	Carrying	Average	Carrying	Average	Carrying	Average
Property Type	Amount	DCR	Amount	DCR	Amount	DCR	Amount	DCR	Amount	DCR
Agricultural	$2	3.07							$2	3.07
Apartment	701	1.85	$138	1.09					839	1.73
Golf course	23	2.33	15	0.88	$42	1.05	$52	0.79	132	1.16
Industrial					18	2.21			18	2.21
Lodging	1,321	2.51					175	0.86	1,496	2.32
Mobile home park	192	2.77							192	2.77
Office	3,357	2.02	446	1.62			21	0.38	3,824	1.97
Office - VIE	750	3.47							750	3.47
Residential	38	1.45							38	1.45
Retail	2,336	2.20							2,336	2.20
Retail - VIE	1,050	3.24							1,050	3.24
Construction	1,498								1,498
Total mortgage loans	$11,268	2.37	$599	1.48	$60	1.40	$248	0.80	$12,175	2.28

Real estate investments totaled $1,287 million and $641 million as of December 31, 2017 and 2016, respectively.  The Company had no real estate investment impairments during the years ended December 31, 2017 and 2015.  As of December 31, 2016, the Company had one real estate investment property with a book value prior to impairment measurement of $4 million that was considered impaired and an impairment loss of $2 million was recognized as the fair value of this property was lower than its carrying amount.

PL-33

7.                        AIRCRAFT, NET

Aircraft, net, consists of the following:

	December 31,
	2017	2016
	(In Millions)
Aircraft	$9,498	$9,552
Accumulated depreciation	1,664	1,697
Aircraft, net	$7,834	$7,855

The following table presents, by year, the future minimum operating lease rentals ACG is due under noncancelable operating leases as of December 31, 2017 (In Millions):

Years Ended December 31:
2018	$863
2019	822
2020	729
2021	641
2022	541
Thereafter	1,266
Total	$4,862

Future minimum operating lease rentals to foreign customers represented 85% of the total.

Included in the table above are aircraft subleased to airlines with lease maturity dates ranging from 2021 to 2024 with total future rentals of $134 million.  The revenue related to these aircraft, included in aircraft leasing revenue, was $27 million for each of the years ended December 31, 2017, 2016 and 2015.  During 2011 to 2013, these aircraft were sold to third parties and subsequently leased back under operating leases with maturity dates ranging from 2023 to 2025 with total minimum future lease commitments on these operating leases of $140 million.

As of December 31, 2017 and 2016, aircraft with a carrying amount of $1,627 million and $1,839 million, respectively, were assigned as collateral to secure debt (Note 11).  See Note 4 for amounts related to VIEs.

Aircraft and other assets held for sale totaled $410 million and $325 million as of December 31, 2017 and 2016, respectively, and are included in aircraft, net.

Included in aircraft, net as of December 31, 2017 and 2016 are $164 million and $124 million, respectively, of net aircraft maintenance right assets that represent the difference between the maintenance return conditions specified in the lease and the actual physical maintenance condition of acquired aircraft at the purchase date.

During the years ended December 31, 2017, 2016 and 2015, aircraft impairments of $156 million, $152 million and $39 million, respectively, were recognized and included in operating and other expenses.  See Note 12.

During the years ended December 31, 2017, 2016 and 2015, ACG had non cash transfers from aircraft orders and deposits (included in other assets) to aircraft, net of $211 million, $319 million and $56 million, respectively.

During the years ended December 31, 2017, 2016 and 2015, gain (loss) on the sale of aircraft of $19 million, $11 million and ($1) million, respectively, were recognized and included in other income.

During 2006, ACG and a bank sponsored a 50/50 joint venture.  As ACG maintained control over the joint venture activities, ACG had a controlling financial interest and consolidated it as a subsidiary.  During 2015, the non-recourse debt was paid off and ACG

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assumed the bank’s unfunded portion of the liabilities in exchange for the bank’s 50% equity interest.  As a result, the noncontrolling interest related to this joint venture was reduced to zero.

See Note 18 for future aircraft purchase commitments.

8.                        DERIVATIVES AND HEDGING ACTIVITIES

The Company primarily utilizes derivative instruments to manage its exposure to interest rate risk, foreign currency risk and equity risk.  Derivative instruments are also used to manage the duration mismatch of assets and liabilities.  The Company utilizes a variety of derivative instruments including swaps, exchange-traded futures and options.  In addition, certain insurance products offered by the Company contain features that are accounted for as derivatives.

Accounting for derivatives and hedging activities requires the Company to recognize all derivative instruments as either assets or liabilities at estimated fair value.  The Company applies hedge accounting by designating derivative instruments as either fair value or cash flow hedges on the inception date of the hedging relationship.  At the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction.  In this documentation, the Company specifically identifies the asset, liability, firm commitment, or forecasted transaction that has been designated as the hedged item and states how the hedging instrument is expected to hedge the risks related to the hedged item.  The Company formally assesses and measures effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy.

DERIVATIVES NOT DESIGNATED AS HEDGING

The Company has certain insurance and reinsurance contracts that are considered to have embedded derivatives.  When it is determined that the embedded derivative possesses economic and risk characteristics that are not clearly and closely related to those of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, it is separated from the host contract and accounted for as a stand-alone derivative.

The Company offers a rider on certain variable annuity contracts that guarantees net principal over a ten-year holding period, as well as riders on certain variable annuity contracts that guarantee a minimum withdrawal benefit over specified periods, subject to certain restrictions.  These variable annuity GLBs are considered embedded derivatives.

GLBs on variable annuity contracts issued between January 1, 2007 and March 31, 2009 are partially reinsured by third party reinsurers.  These reinsurance arrangements are used to offset a portion of the Company’s exposure to the variable annuity GLBs for the lives of the host variable annuity contracts issued.  The ceded portion of these variable annuity GLBs is considered an embedded derivative.  The Company also reinsures certain variable annuity contracts with guaranteed minimum benefits to an affiliated reinsurer.

The Company employs hedging strategies (variable annuity derivatives) to mitigate equity risk associated with the variable annuity GLBs not covered by reinsurance.  The Company utilizes total return swaps, exchange-traded equity futures and equity put options based upon domestic and international equity market indices to economically hedge the equity risk of the guarantees in its variable annuity products.  Total return swaps are swaps whereby the Company agrees to exchange the difference between the economic risk and reward of an equity index and a floating rate of interest, calculated by reference to an agreed upon notional amount.  Cash is paid and received over the life of the contract based on the terms of the swap.  In exchange-traded futures transactions, the Company agrees to purchase or sell a specified number of contracts, the values of which are determined by the underlying equity indices, and to post variation margin on a daily basis in an amount equal to the change in the daily estimated fair value of those contracts.  The equity put options involve the exchange of an upfront payment for the return, at the end of the option agreement, of the equity index below a specified strike price.  The Company also utilizes interest rate swaps to manage interest rate risk in variable annuity GLBs.

The Company offers fixed indexed annuity products where interest is credited to the policyholder’s account balance based on domestic and/or international equity index changes, subject to various caps or participation rates.  The indexed products contain embedded derivatives.  The Company utilizes total return swaps, exchange-traded equity futures and call options based upon broad market indices to economically hedge the interest credited to the policyholder based upon the underlying equity index.  Call options are contracts to buy the index at a predetermined time at a contracted price.  These contracts involve the exchange of an

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upfront premium payment for the return, at the end of the option agreement, of the differentials in the index at the time of exercise and the strike price subject to a cap and the settlements are recognized in net realized investment gain.

The Company issues synthetic GICs to Employee Retirement Income Security Act of 1974 (ERISA) qualified defined contribution employee benefit plans (ERISA Plan) that are considered derivatives.  The ERISA Plan uses the contracts in its stable value fixed income option.  The Company receives a fee, recognized in net realized investment gain, for providing book value accounting for the ERISA Plan stable value fixed income option.  In the event that plan participant elections exceed the estimated fair value of the assets or if the contract is terminated and at the end of the termination period the book value under the contract exceeds the estimated fair value of the assets, then the Company is required to pay the ERISA Plan the difference between book value and estimated fair value.  The Company mitigates the investment risk through pre-approval and monitoring of the investment guidelines, requiring high quality investments and adjustments to the plan crediting rates to compensate for unrealized losses in the portfolios.  The estimated fair value of the derivative is zero as of December 31, 2017 and 2016.

Foreign currency interest rate swap agreements are used to convert fixed or floating rate foreign-denominated assets or liabilities to U.S. dollar fixed or floating rate assets or liabilities.  A foreign currency interest rate swap involves the exchange of an initial principal amount in two currencies and the agreement to re-exchange the currencies at a future date at an agreed-upon exchange rate.  There are also periodic exchanges of interest payments in the two currencies at specified intervals, calculated using agreed-upon interest rates, exchange rates, and the exchanged principal amounts.  The Company enters into these agreements primarily to manage the currency risk associated with investments and liabilities that are denominated in foreign currencies.  The main currencies that the Company economically hedges are the euro, British pound, Canadian dollar, and Japanese yen.

Interest rate swaps are used by the Company to reduce market risk from changes in interest rates and other interest rate exposure arising from duration mismatches between assets and liabilities.  An interest rate swap agreement involves the exchange, at specified intervals, of interest payments resulting from the difference between fixed rate and floating rate interest amounts calculated by reference to an underlying notional amount.  Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party.

The Company offers life insurance products with indexed account options.  The interest credited on the indexed accounts is a function of the underlying domestic or international equity index, subject to various caps, thresholds and participation rates.   The life insurance products with indexed accounts contain embedded derivatives.  The Company utilizes call options to economically hedge the interest credited to the policyholder based upon the underlying index for its life insurance products with indexed account options.  The majority of these contracts will be net settled in cash based on differentials in the index at the time of exercise and the strike price subject to a cap, net of option premiums.

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The Company had the following outstanding derivatives not designated as a hedge:

	Notional Amount
	December 31,

	2017	2016
	(In Millions)
Variable annuity GLB embedded derivatives	$27,813	$29,804
Variable annuity derivatives - total return swaps	1,154	1,479
Variable annuity derivatives - futures	656	939
Variable annuity derivatives - equity put options	242
Variable annuity derivatives - interest rate swaps	115	115
Fixed indexed annuity embedded derivatives	4,511	3,506
Fixed indexed annuity derivatives - total return swaps	16	13
Fixed indexed annuity derivatives - futures	418	385
Fixed indexed annuity derivatives - call options	373
Synthetic GICs	21,623	22,052
Foreign currency and interest rate swaps	1,217	1,235
Life indexed account embedded derivatives	5,266	3,975
Life indexed account derivatives - call options	5,841	4,343
Other	996	923

Notional amount represents a standard of measurement of the volume of derivatives.  Notional amount is not a quantification of market risk or credit risk and is not recorded in the consolidated statements of financial condition.  Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received, except for certain contracts such as currency swaps.  13% of variable annuity notional amounts are reinsured by third-party reinsurers as of December 31, 2017 and 2016.  4% of variable annuity notional amounts are reinsured by an affiliated reinsurer as of December 31, 2017 and 2016.

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The following table summarizes amounts recognized in net realized investment gain for derivatives not designated as hedging instruments.  Gains and losses include the changes in estimated fair value of the derivatives and amounts realized on terminations.  The amounts presented do not include losses from the periodic net payments and amortization of $506 million, $464 million and $191 million for the years ended December 31, 2017, 2016 and 2015, respectively, which are recognized in net realized investment gain.

	Amount of Gain (Loss)
	Recognized in
	Income on Derivatives
	Years Ended December 31,

	2017	2016	2015
	(In Millions)
Variable annuity derivatives - total return swaps	($13)	($16)	$2
Variable annuity derivatives - equity put options	(4)
Fixed indexed annuity derivatives - call options	3
Foreign currency and interest rate swaps	(30)	27	67
Life indexed account derivatives - call options	527	248	59
Other	1	(2)	(5)
Embedded derivatives:
Variable annuity GLB embedded derivatives	166	155	60
Fixed indexed annuity embedded derivatives	(128)	(47)	(5)
Life indexed account embedded derivatives	(335)	(100)	51
Other	(3)	21
Total	$184	$286	$229

DERIVATIVES DESIGNATED AS CASH FLOW HEDGES

The Company primarily utilizes foreign currency and interest rate swaps to manage its exposure to variability in cash flows due to changes in foreign currencies and in benchmark interest rates.  These cash flows include those associated with existing assets and liabilities.  The maximum length of time over which the Company is hedging its exposure to variability in future cash flows for forecasted transactions does not exceed 15 years.

The Company had outstanding foreign currency and interest rate swaps designated as cash flow hedges with notional amounts of $394 million and $352 million as of December 31, 2017 and 2016, respectively.  The Company had gains (losses) recognized in OCI for changes in estimated fair value of foreign currency and interest rate swaps designated as cash flow hedges of ($18) million, $6 million and $7 million for the years ended December 31, 2017, 2016 and 2015, respectively.  For the years ended December 31, 2017, 2016 and 2015, all of the hedged forecasted transactions for designated cash flow hedges were determined to be probable of occurring.

The Company had losses for hedge ineffectiveness related to cash flow hedges of $1 million, zero and zero for the years ended December 31, 2017, 2016 and 2015, respectively.

Amounts reclassified from AOCI to earnings resulting from the discontinuance of cash flow hedges due to forecasted cash flows that were no longer probable of occurring were zero for the years ended December 31, 2017, 2016 and 2015.  Over the next twelve months, the Company anticipates that $1 million of deferred gains on derivative instruments in AOCI will be reclassified to earnings consistent with when the hedged forecasted transaction affects earnings.

DERIVATIVES DESIGNATED AS FAIR VALUE HEDGES

The Company had no fair value hedges as of December 31, 2017 and 2016.

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CONSOLIDATED FINANCIAL STATEMENT IMPACT

Derivative instruments are recorded at estimated fair value and are presented as assets or liabilities based upon the net position for each derivative counterparty by legal entity, taking into account income accruals and net cash collateral.  The following table summarizes the gross asset or liability derivative estimated fair value and excludes the impact of offsetting asset and liability positions held with the same counterparty, cash collateral payables and receivables and income accruals.  See Note 12 for information on the Company’s estimated fair value measurements and disclosure.

	Asset Derivatives			Liability Derivatives

	Estimated Fair Value			Estimated Fair Value
	December 31,			December 31,

	2017	2016		2017	2016
	(In Millions)			(In Millions)
Derivatives designated as hedging instruments:
Foreign currency and interest rate swaps		$2	(1)	$19		(1)
	$3	6	(5)	3	$7	(5)
Total derivatives designated as hedging instruments	3	8		22	7

Derivatives not designated as hedging instruments:
Variable annuity derivatives - total return swaps	1	6	(1)	8	9	(1)
				5	5	(5)
Variable annuity derivatives - equity put options	2		(5)
Variable annuity derivatives - interest rate swaps		3	(1)	2	2	(1)
	3		(5)
Fixed indexed annuity derivatives - call options	6		(1)
	5		(5)
Foreign currency and interest rate swaps	48	77	(1)	22	20	(1)
	30	52	(5)	12	16	(5)
Life indexed account derivatives - call options	141	110	(1)	1		(1)
	246	110	(5)	1		(5)
Other		1	(1)
Embedded derivatives:
Variable annuity GLB embedded derivatives
(including reinsurance contracts)	157	178	(2)	846	1,033	(3)
Fixed indexed annuity embedded derivatives	0	0		465	262	(4)
Life indexed account embedded derivatives	0	0		526	341	(4)
Other	24	19	(2)	27	14	(4)
	0	0		10	4	(5)
Total derivatives not designated as hedging instruments	663	556		1,925	1,706

Total derivatives	$666	$564		$1,947	$1,713

Location on the consolidated statements of financial condition:

(1) Other investments  (2) Other assets  (3) Future policy benefits  (4) Policyholder account balances  (5) Other liabilities

Cash collateral received from counterparties was $223 million and $145 million as of December 31, 2017 and 2016, respectively.  This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is netted against the estimated fair value of derivatives in other investments or other liabilities.  Cash collateral pledged to counterparties was $60 million and $68 million as of December 31, 2017 and 2016, respectively.  A receivable representing the right to call this collateral back from the counterparty is netted against the estimated fair value of derivatives in other investments or other liabilities.  Net exposure to the counterparty is calculated as the estimated fair value of all derivative positions with the counterparty, net of income or expense

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accruals and cash collateral paid or received.  If the net exposure to the counterparty is positive, the amount is reflected in other investments, whereas, if the net exposure to the counterparty is negative, the estimated fair value is included in other liabilities.

As of December 31, 2017 and 2016, the Company had also accepted collateral, consisting of various securities, with an estimated fair value of $91 million and $61 million, respectively, which are held in separate custodial accounts and are not recorded in the consolidated statements of financial condition.  The Company is permitted by contract to sell or repledge this collateral and as of December 31, 2017 and 2016, none of the collateral had been sold or repledged.  As of December 31, 2017 and 2016, the Company did not provide any collateral in the form of various securities.

OFFSETTING ASSETS AND LIABILITIES

The following table reconciles the net amount of derivative assets and liabilities (excluding embedded derivatives) subject to master netting arrangements after the offsetting of collateral.  Gross amounts include income or expense accruals.  Gross amounts offset include cash collateral received or pledged limited to the gross estimated fair value of recognized derivative assets or liabilities, net of accruals.  Excess cash collateral received or pledged is not included in the tables due to the foregoing limitation.  Gross amounts not offset include asset collateral received or pledged limited to the gross estimated fair value of recognized derivative assets and liabilities.

	Gross Amounts of			Gross Amounts
	Recognized	Gross Amounts		Not Offset -
	Assets/Liabilities (1)	Offset (2)	Net Amounts	Asset Collateral	Net Amounts
	(In Millions)
December 31, 2017:
Derivative assets	$354	($266)	$88	($87)	$1
Derivative liabilities	74	(68)	6	0	6

December 31, 2016:
Derivative assets	$265	($171)	$94	($58)	$36
Derivative liabilities	62	(41)	21		21

(1)      As of December 31, 2017 and 2016, derivative assets include expense accruals of $131 million and $99 million, respectively, and derivative liabilities include expense accruals of $1 million and $6 million, respectively.

(2)      As of December 31, 2017 and 2016, the Company received excess cash collateral of $8 million and $9 million, respectively, and provided excess cash collateral of $4 million and $1 million, respectively, which are not included in the table.

CREDIT EXPOSURE AND CREDIT RISK RELATED CONTINGENT FEATURES

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to over the counter (OTC) derivatives, which are bilateral contracts between two counterparties.  The Company manages credit risk by dealing with creditworthy counterparties, establishing risk control limits, executing legally enforceable master netting agreements, and obtaining collateral where appropriate.  In addition, the Company evaluates the financial stability of each counterparty before entering into each agreement and throughout the period that the financial instrument is owned.

The Company’s exchange-traded futures are transacted through regulated exchanges and variation margin is settled on a daily basis.  Therefore, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties.  In addition, the Company is required to pledge initial margin for all futures contracts.  The amount of required margin is determined by the exchange on which it is traded.  The Company currently pledges cash to satisfy this collateral requirement.

For OTC derivative transactions, the Company enters into legally enforceable master netting agreements which provide for the netting of payments and receipts with a single counterparty.  The net position with each counterparty is calculated as the aggregate estimated fair value of all derivative instruments with each counterparty, net of income or expense accruals and collateral paid or received.  The majority of these master netting agreements include collateral arrangements with derivative counterparties, which requires positions be marked to market and margined on a daily basis by the daily settlement of variation margin.  The Company has minimal counterparty exposure to credit-related losses in the event of non performance by these counterparties.  The remaining master netting agreements include collateral arrangements with derivative counterparties, which require the pledge and

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acceptance of collateral when the net estimated fair value of the underlying derivatives reaches a pre-determined threshold and which also include credit-contingent provisions.

The Company’s credit exposure is measured on a counterparty basis as the net positive estimated fair value of all derivative positions with the counterparty, net of income or expense accruals and cash collateral received.  The Company’s credit exposure for OTC derivatives as of December 31, 2017 was $5 million.  The maximum exposure to any single counterparty was $4 million as of December 31, 2017.  All of the Company’s credit exposure from derivative contracts is with investment grade counterparties.

Certain of the Company’s collateral arrangements for its OTC derivatives include credit-contingent provisions that provide for a reduction of collateral thresholds in the event of downgrades in the financial strength ratings, assigned by certain independent rating agencies, of the Company and/or the counterparty.  If either the Company’s or the counterparty’s financial strength ratings were to fall below a specific investment grade credit rating, the other party to the derivative instruments could request immediate and ongoing full collateralization on derivative instruments in net liability positions.  There were no OTC derivative positions with credit-risk related contingent features that were in a liability position on December 31, 2017.

The OTC master agreements may include a termination event clause associated with financial strength ratings assigned by certain independent rating agencies.  If these financial strength ratings were to fall below a specified level, as defined within each counterparty master agreement or if one of the rating agencies were to cease to provide a financial strength rating, the counterparty could terminate the master agreement with payment due based on the estimated fair value of the underlying derivatives.  As of December 31, 2017, the Company’s financial strength ratings were above the specified level.

9.                         POLICYHOLDER LIABILITIES

POLICYHOLDER ACCOUNT BALANCES

The detail of the liability for policyholder account balances is as follows:

	December 31,
	2017	2016
	(In Millions)
UL	$28,651	$26,989
Annuity and deposit liabilities	18,957	17,072
Life indexed account embedded derivatives	526	341
Fixed indexed annuity embedded derivatives	465	262
Funding agreements	166	243
Total	$48,765	$44,907

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FUTURE POLICY BENEFITS

The detail of the liability for future policy benefits is as follows:

	December 31,
	2017	2016
	(In Millions)
Annuity reserves	$10,134	$8,703
Policy benefits payable	2,808	2,756
URR	1,501	1,159
Life insurance	1,218	1,123
Variable annuity GLB embedded derivatives	846	1,033
Closed Block liabilities	254	252
Other	134	136
Total	$16,895	$15,162

10.                  SEPARATE ACCOUNTS AND GUARANTEED BENEFIT FEATURES

The Company issues variable annuity contracts through separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities).  These contracts also include various types of GMDB and GLB features.  For a discussion of certain GLBs accounted for as embedded derivatives, see Note 8.

The GMDBs provide a specified minimum return upon death.  Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse.  The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death.  The GMDB features include those where the Company contractually guarantees to the contract holder either (a) return of no less than total deposits made to the contract less any partial withdrawals (return of net deposits), (b) the highest contract value on any contract anniversary date through age 80 minus any payments or partial withdrawals following the contract anniversary (anniversary contract value), or (c) the highest of contract value on certain specified dates or total deposits made to the contract less any partial withdrawals plus a minimum return (minimum return).

The guaranteed minimum income benefit (GMIB) is a GLB that provides the contract holder with a guaranteed annuitization value after 10 years.  Annuitization value is generally based on deposits adjusted for withdrawals plus a minimum return.  In general, the GMIB requires contract holders to invest in an approved asset allocation strategy.

The Company offers variable and fixed annuity contracts with guaranteed minimum withdrawal benefits for life (GMWBL) features.  The GMWBL is a GLB that provides, subject to certain restrictions, a percentage of a contract holder’s guaranteed payment base will be available for withdrawal for life starting no earlier than age 59.5, regardless of market performance.  The rider terminates upon death of the contract holder or their spouse if a spousal form of the rider is purchased.

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Information in the event of death on the various GMDB features outstanding was as follows (the Company’s variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive):

	December 31,
	2017	2016
	($In Millions)
Return of net deposits:
Separate account value	$52,825	$49,764
Net amount at risk (1)	457	582
Average attained age of contract holders	67 years	66 years

Anniversary contract value:
Separate account value	$14,061	$13,567
Net amount at risk (1)	432	541
Average attained age of contract holders	69 years	68 years

Minimum return:
Separate account value	$863	$850
Net amount at risk (1)	363	430
Average attained age of contract holders	73 years	72 years

(1)           Represents the amount of death benefit in excess of the current contract holder account balance as of December 31.

Information regarding GMIB and GMWBL features outstanding is as follows:

	December 31,		December 31,		December 31,
	2017	2016	2017	2016	2017	2016
	GMIB		GMWBL (2)		GMWBL (3)
	($In Millions)		($In Millions)		($In Millions)
Separate account value	$1,665	$1,668	$6,924	$5,908	$—
Net amount at risk (1)	148	232	153	316	$80	$69
Average attained age of contract holders	64 years	63 years	67 years	66 years	67 years	67 years

(1)           GMIB net amount at risk represents the amount of estimated annuitization benefits in excess of the current contract holder account balance at December 31.  GMWBL net amount at risk represents the protected balance, as defined, in excess of account value at December 31.

(2)           GMWBL related to variable contract annuities.

(3)           GMWBL related to fixed contract annuities.

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The determination of GMDB, GMIB and GMWBL liabilities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience.  The following table summarizes the GMDB, GMIB and GMWBL liabilities, which are recorded in future policy benefits, and changes in these liabilities, which are reflected in policy benefits paid or provided:

	December 31,		December 31,		December 31,		December 31,
	2017	2016	2017	2016	2017	2016	2017	2016
	GMDB		GMIB		GMWBL (1)		GMWBL (2)
	(In Millions)		(In Millions)		(In Millions)		(In Millions)
Balance, beginning of year	$9	$9	$37	$40	$55	$44	$15	$8
Changes in reserves	9	14	9	6	20	11	4	7
Benefits paid	(7)	(14)	(7)	(9)	—
Balance, end of year	$11	$9	$39	$37	$75	$55	$19	$15

(1) GMWBL related to variable contract annuities.

(2) GMWBL related to fixed contract annuities.

Variable annuity contracts with guarantees were invested in separate account investment options as follows:

	December 31,
	2017	2016
	(In Millions)
Asset type:
Equity	$34,324	$31,408
Bonds	15,536	15,278
Money market	261	298
Other	2,948	3,012
Total separate account value	$53,069	$49,996

In addition, the Company issues certain life insurance contracts whereby the Company contractually guarantees to the contract holder a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse.

FDNLGR liabilities are determined by estimating the expected value of FDNLGR costs incurred when the policyholder account balance is projected to be zero and recognizing those costs over the accumulation period based on total expected assessments.  The assumptions used in estimating the FDNLGR liability are consistent with those used for amortizing DAC.  The FDNLGR costs used in calculating the FDNLGR liability are based on the average FDNLGR costs incurred over a range of scenarios.

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The following table summarizes the FDNLGR liability, which are recorded in future policy benefits, and changes in these liabilities, which are reflected in policy benefits paid or provided:

	Direct	Ceded	Net
	(In Millions)
Balance, January 1, 2016	$557	$155	$402
Incurred guaranteed benefits	170	38	132
Paid guaranteed benefits	(2)	2	(4)
Balance, December 31, 2016	725	195	530
Incurred guaranteed benefits	143	87	56
Paid guaranteed benefits	(5)	(4)	(1)
Balance, December 31, 2017	$863	$278	$585

Information regarding life insurance contracts included in the FDNLGR liability is as follows:

	December 31,
	2017	2016
	($In Millions)
Net amount at risk (1)	$16,183	$16,461
Average attained age of policyholders	61 years	60 years

(1)           Represents the amount of death benefit in excess of the current policyholder account balance as of December 31.

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11.                  DEBT AND FVO DEBT

Debt and FVO debt consists of the following:

	December 31,
	2017	2016
	(In Millions)
Short-term debt and revolving credit facilities:
Credit facility recourse only to ACG	$235	$1,020
Other VIE debt (Note 4)	119	21
Total short-term debt and revolving credit facilities	354	1,041

Long-term debt:
Surplus notes	1,729	1,715
Fair value hedge adjustments - terminated interest rate swap agreements	154	243
Note payable to Pacific LifeCorp		15
Non-recourse long-term debt:
Debt recourse only to ACG	5,031	3,357
VIE debt recourse only to ACG (Note 4)	693	886
Other non-recourse debt	827	428
CMBS VIE debt (Note 4)	1,521	1,521
Other VIE debt	18	18
Total long-term debt	9,973	8,183

Debt issuance cost	(76)	(68)
Total debt	$10,251	$9,156

FVO debt - VIE (Note 4)	$462	—

SHORT-TERM DEBT AND REVOLVING CREDIT FACILITIES

Pacific Life maintains a $700 million commercial paper program.  There was no commercial paper debt outstanding as of December 31, 2017 and 2016.  In addition, Pacific Life has a bank revolving credit facility of $400 million maturing in May 2021 that will serve as a back-up line of credit to the commercial paper program.  Interest is at variable rates.  This facility had no debt outstanding as of December 31, 2017 and 2016.

The Company maintains reverse repurchase lines of credit with various financial institutions.  These borrowings are at variable rates of interest based on collateral and market conditions.  There was no debt outstanding in connection with these reverse repurchase lines of credit as of December 31, 2017 and 2016.

Pacific Life is a member of the Federal Home Loan Bank (FHLB) of Topeka.  Pacific Life is eligible to receive advances from the FHLB of Topeka based on a percentage of Pacific Life’s statutory general account assets provided it has sufficient available eligible collateral and is in compliance with the FHLB of Topeka requirements, debt covenant restrictions and insurance law and regulations.  The Company had estimated available eligible collateral of $1.6 billion as of December 31, 2017.  Interest is at variable or fixed rates.  The Company had no debt outstanding with the FHLB of Topeka as of December 31, 2017 and 2016.

PL&A is a member of the FHLB of San Francisco.  PL&A is eligible to receive advances from the FHLB of San Francisco based on a percentage of PL&A’s statutory net admitted assets provided it has sufficient available eligible collateral and is in compliance with the FHLB of San Francisco requirements and insurance law and regulations.  PL&A had estimated available eligible collateral of $71 million as of December 31, 2017.  Interest is at variable or fixed rates.  PL&A had no debt outstanding with the FHLB of San Francisco as of December 31, 2017 and 2016.

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ACG has revolving credit facilities with banks totaling $1,720 million borrowing capacity as of December 31, 2017.  Interest on these loans is at variable rates, payable monthly and was 2.6% and 1.9% as of December 31, 2017 and 2016, respectively.  The facilities expire at various dates ranging from 2019 to 2022.  There was $235 million and $1,020 million outstanding in connection with these revolving credit facilities as of December 31, 2017 and 2016, respectively.  These credit facilities are recourse only to ACG.

LONG-TERM DEBT

In October 2017, with the approval of the NE DOI, Pacific Life issued $750 million of 4.3% surplus notes maturing on October 24, 2067.  The notes accrue interest at a fixed rate of 4.3% through October 23, 2047, and thereafter until maturity at a floating rate equal to three-month London Interbank Offered Rate (LIBOR) for deposits in U.S. dollars plus 2.796%.  Interest is payable semiannually on April 24 and October 24 until and including October 24, 2047, and thereafter quarterly on January 24, April 24, July 24 and October 24 of each year, commencing on January 24, 2048.  Pacific Life may redeem all or a portion of the surplus notes at its option at any time on or after October 24, 2047 at the redemption price described under the terms of the surplus notes, subject to the prior approval of the NE DOI for such optional redemption.  The surplus notes are unsecured and subordinated to all present and future senior indebtedness and policy claims of Pacific Life.  All future payments of interest and principal on these surplus notes can be made only with the prior approval of the NE DOI.  The carrying amount as of December 31, 2017 was $749 million.

Pacific Life had $385 million and $621 million of surplus notes outstanding as of December 31, 2017 and 2016, respectively, at a fixed interest rate of 9.25%, maturing on June 15, 2039.  Interest is payable semiannually on June 15 and December 15.  Pacific Life may redeem all or a portion of these surplus notes at its option, subject to the prior approval of the NE DOI for such optional redemption.  The surplus notes are unsecured and subordinated to all present and future senior indebtedness and policy claims of Pacific Life.  All future payments of interest and principal on these surplus notes can be made only with the prior approval of the NE DOI.  In January 2013, Pacific Life, with the approval of the NE DOI, pursuant to a tender offer, repurchased and retired $323 million of the originally issued $1 billion of 9.25% surplus notes.  In February 2016, Pacific Life, with the approval of the NE DOI, repurchased and retired an additional $56 million of 9.25% surplus notes.  The partial retirement of these surplus notes was accounted for as an extinguishment of debt and a loss of $5 million was recognized in interest expense during the year ended December 31, 2016.  In October 2017, Pacific Life, with the approval of the NE DOI, pursuant to a tender offer, repurchased and retired an additional $236 million of 9.25% surplus notes.  The partial retirement of these surplus notes was accounted for as an extinguishment of debt and a loss of $89 million was recognized in interest expense during the year ended December 31, 2017.  Pacific Life previously terminated interest rate swaps converting these surplus notes to variable rate notes and fair value hedge adjustments were recorded to the net carrying amount and are being amortized as a reduction to interest expense over the remaining life of the surplus notes using the effective interest method.  The resulting effective interest rate of these surplus notes is 6.4%.  Total unamortized fair value hedge adjustments were $126 million and $208 million as of December 31, 2017 and 2016, respectively.

Pacific Life had $134 million and $150 million of surplus notes outstanding as of December 31, 2017 and 2016, respectively, at a fixed interest rate of 7.9%, maturing on December 30, 2023.  Interest is payable semiannually on June 30 and December 30.  These surplus notes may not be redeemed at the option of Pacific Life or any holder of the surplus notes.  The surplus notes are unsecured and subordinated to all present and future senior indebtedness and policy claims of Pacific Life.  All future payments of interest and principal on these surplus notes can be made only with the prior approval of the NE DOI.  In October 2017, Pacific Life, with the approval of the NE DOI, pursuant to a tender offer, repurchased and retired $16 million of the originally issued $150 million of 7.9% surplus notes.  The partial retirement of these surplus notes was accounted for as an extinguishment of debt and an immaterial loss was recognized in interest expense during the year ended December 31, 2017.  Pacific Life previously terminated interest rate swaps converting the 7.9% surplus notes to variable rate notes and fair value hedge adjustments were recorded to the net carrying amount and are being amortized as a reduction to interest expense over the remaining life of the surplus notes using the effective interest method.  The resulting effective interest rate of these surplus notes is 4.0%.  Total unamortized fair value hedge adjustments were $28 million and $35 million as of December 31, 2017 and 2016, respectively.

The NE DOI approved the issuance of an internal surplus note by Pacific Life to Pacific LifeCorp for $450 million.  Pacific Life is required to pay Pacific LifeCorp interest on the internal surplus note semiannually on February 5 and August 5 at a fixed annual rate of 6.0%.  All future payments of interest and principal on the internal surplus note can be made only with the prior approval of the NE DOI.  The internal surplus note matures on February 5, 2020.  In October 2017, Pacific Life, with the approval of the NE DOI, repurchased and retired $217 million of the originally issued $450 million of its 6.0% surplus note.  In November 2017, Pacific Life, with the approval of the NE DOI, repurchased and retired an additional $177 million of its 6.0% internal surplus note.  The partial retirements of its surplus note were accounted for as an extinguishment of debt.  The carrying amount as of December 31, 2017 and 2016 was $56 million and $450 million, respectively.

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The NE DOI approved the issuance of an internal surplus note by Pacific Life to Pacific LifeCorp for $500 million with net cash proceeds of $494 million.  Pacific Life is required to pay Pacific LifeCorp interest on the internal surplus note semiannually on January 25 and July 25 at a fixed annual rate of 5.125%.  All future payments of interest and principal on the internal surplus note can be made only with the prior approval of the NE DOI.  The internal surplus note matures on January 25, 2043.  In October 2017, Pacific Life, with the approval of the NE DOI, repurchased and retired $90 million of the originally issued $500 million of its 5.125% internal surplus note.  The partial retirement of its surplus note was accounted for as an extinguishment of debt.  The carrying amount outstanding as of December 31, 2017 and 2016 was $405 million and $494 million, respectively.

Pacific Life Reinsurance Company II Limited (PLRC), an exempt life reinsurance company domiciled in Barbados and wholly owned by Pacific Life, had a promissory note with Pacific LifeCorp to borrow up to $50 million.  In August 2017, the note was repaid and canceled.  As of December 31, 2016, $15 million was outstanding on the note.

ACG enters into various secured loans that are guaranteed by the Ex-Im bank or by the ECA.  Interest on these loans is payable quarterly and ranged from 1.5% to 3.9% as of December 31, 2017 and 1.2% to 3.9% as of December 31, 2016.  As of December 31, 2017, $843 million was outstanding on these loans with maturities ranging from 2018 to 2024.  As of December 31, 2016, $1,071 million was outstanding on these loans.  These loans are recourse only to ACG.  See Note 4 for amounts included related to VIEs of $693 million and $886 million as of December 31, 2017 and 2016, respectively.

ACG enters into various senior unsecured notes and loans with third-parties.  Interest on these notes and loans is payable quarterly or semi-annually and ranged from 0.7% to 7.2% as of December 31, 2017 and 2016.  As of December 31, 2017, $4,881 million was outstanding on these notes and loans with maturities ranging from 2018 to 2027.  As of December 31, 2016, $3,172 million was outstanding on these notes and loans.  These notes and loans are recourse only to ACG.

Certain subsidiaries of Pacific Asset Holding LLC, a wholly owned subsidiary of Pacific Life, enter into various real estate property related loans with various third-parties.  Interest on these loans accrues at fixed and variable rates and is payable monthly.  Fixed rates ranged from 3.6% to 5.4% as of December 31, 2017 and 2016.  The variable rates ranged from 3.0% to 4.1% as of December 31, 2017 and ranged from 2.1% to 3.4% as of December 31, 2016.  As of December 31, 2017 and 2016, there was $794 million and $394 million, respectively, outstanding on these loans with maturities ranging from 2018 to 2027.  Included in this amount is $18 million of other VIE debt as of December 31, 2017 and 2016.  All of these loans are secured by real estate properties and are non-recourse to the Company.

As of December 31, 2017 and 2016, the Company had a secured borrowing of $51 million and $52 million, respectively, due to an unrelated third-party.  Payments of principal and interest are due monthly with an effective rate of 4.7% that matures on September 1, 2026.  The lender’s collateral for the amount borrowed is a participation interest in two of the Company’s commercial mortgage loans that are secured by real estate property and is non-recourse to the Company.

As of December 31, 2017 and 2016, the Company had CMBS VIE debt of $1,521 million outstanding (Note 4).  Interest rates are fixed and range from 3.5% to 3.6% with maturities from 2025 to 2044.  This debt is secured by commercial real estate property, is non-recourse to the Company, and the Company is not responsible for any principal or interest shortfalls from the underlying collateral.

Certain of the Company’s debt instruments and credit facilities contain various administrative, reporting, legal and financial covenants.  The Company believes it was in compliance with all such covenants as of December 31, 2017.

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The following summarizes aggregate scheduled principal payments during the next five years and thereafter:

		Non-recourse Debt
		Debt	Other
	Surplus	Recourse	Non-recourse
	Notes	Only to ACG	Debt	Total
Years Ending December 31:	(In Millions)
2018		$1,278	$65	$1,343
2019		373	19	392
2020	$56	956	230	1,242
2021		879	87	966
2022		1,083	31	1,114
Thereafter	1,679	1,173	395	3,247
Total	$1,735	$5,742	$827	$8,304

The table above excludes short-term debt, revolving credit facilities, VIE debt, fair value hedge adjustments and original issue discount fees of $24 million.  ACG VIE debt is included in the table above as it is recourse to ACG.

FVO DEBT

As of December 31, 2017, the Company had FVO debt from a CLO classified as a VIE (Note 4) of $462 million with floating interest rates that range from LIBOR plus 1.29% to 6.68%, maturing in 2029.  This debt is secured by broadly syndicated bank loans, is non-recourse to the Company and the Company is not responsible for any principal or interest shortfalls from the underlying collateral.

12.                  ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

The Codification’s Fair Value Measurements and Disclosures Topic establishes a hierarchy that prioritizes the inputs of valuation methods used to measure estimated fair value for financial assets and financial liabilities that are carried at estimated fair value.  The determination of estimated fair value requires the use of observable market data when available.  The hierarchy consists of the following three levels that are prioritized based on observable and unobservable inputs.

Level 1               Unadjusted quoted prices for identical instruments in active markets.  Level 1 financial instruments include securities that are traded in an active exchange market.

Level 2               Observable inputs other than Level 1 prices, such as quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in inactive markets; and model-derived valuations for which all significant inputs are observable market data.

Level 3               Valuations derived from valuation techniques in which one or more significant inputs are not market observable.

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The following tables present, by estimated fair value hierarchy level, the Company’s financial assets and liabilities that are carried at estimated fair value as of December 31, 2017 and 2016.

	Level 1	Level 2	Level 3	Gross Derivatives Estimated Fair Value	Netting Adjustments (1)	Total
	(In Millions)
December 31, 2017:
Assets:
U.S. Government		$79				$79
Obligations of states and political subdivisions		958	$24			982
Foreign governments		504	28			532
Corporate securities		40,130	1,476			41,606
RMBS		1,910	15			1,925
CMBS		941	100			1,041
Other asset-backed securities		921	374			1,295
Total fixed maturity securities	—	45,443	2,017	—	—	47,460

Perpetual preferred securities		14				14
Other equity securities	$68					68
Total equity securities	68	14	—	—	—	82
FVO securities		1,182				1,182

Other investments:
Trading securities	375	249				624
Other investments (2)	36	120	5			161
Other investments measured at NAV (3)						275
Total other investments carried at fair value	411	369	5	—	—	1,060

Derivatives:
Foreign currency and interest rate swaps		84		$84	($79)	5
Equity derivatives			401	401	(262)	139
Embedded derivatives			181	181		181
Total derivatives	—	84	582	666	(341)	325

Separate account assets:
Separate account assets	61,067	110				61,177
Separate account assets measured at NAV (3)						279
Total separate account assets carried at fair value (4)	61,067	110	—	—	—	61,456
Total	$61,546	$47,202	$2,604	$666	($341)	$111,565

Liabilities:
FVO debt		$462				$462

Derivatives:
Foreign currency and interest rate swaps		58		$58	($79)	(21)
Equity derivatives			$15	15	(262)	(247)
Embedded derivatives			1,874	1,874		1,874
Total derivatives	—	58	1,889	1,947	(341)	1,606
Total	—	$520	$1,889	$1,947	($341)	$2,068

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				Gross
				Derivatives
				Estimated	Netting
	Level 1	Level 2	Level 3	Fair Value	Adjustments (1)	Total
	(In Millions)
December 31, 2016:
Assets:
U.S. Government		$56				$56
Obligations of states and political subdivisions		914	$26			940
Foreign governments		536	49			585
Corporate securities		35,626	1,587			37,213
RMBS		2,221	35			2,256
CMBS		831	106			937
Other asset-backed securities		776	484			1,260
Total fixed maturity securities	—	40,960	2,287	—	—	43,247
Perpetual preferred securities		69				69
Other equity securities	$31					31
Total equity securities	31	69	—	—	—	100
FVO securities		529				529

Other investments:
Trading securities	9	243				252
Other investments (2)	77	153	5			235
Other investments measured at NAV (3)						136
Total other investments carried at fair value	86	396	5	—	—	623

Derivatives:
Foreign currency and interest rate swaps		140		$140	($80)	60
Equity derivatives			226	226	(119)	107
Embedded derivatives			197	197		197
Other		1		1		1
Total derivatives	—	141	423	564	(199)	365
Separate account assets:
Separate account assets	57,070	111				57,181
Separate account assets measured at NAV (3)						245
Total separate account assets carried at fair value (4)	57,070	111	—	—	—	57,426
Total	$57,187	$42,206	$2,715	$564	($199)	$102,290
Liabilities:
Derivatives:
Foreign currency and interest rate swaps		$45		$45	($80)	($35)
Equity derivatives			$14	14	(119)	(105)
Embedded derivatives			1,654	1,654		1,654
Total	—	$45	$1,668	$1,713	($199)	$1,514

(1) Netting adjustments represent the impact of offsetting asset and liability positions held with the same counterparty as permitted by guidance for offsetting in the Codification’s Derivatives and Hedging Topic.

(2) Excludes investments accounted for under the equity and cost methods of accounting.

(3) In accordance with the Codification’s Fair Value Measurement Topic 820-10, certain investments that do not have a readily determinable fair value are measured using the net asset value (NAV) per share (or its equivalent) practical expedient and have

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not been classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated statements of financial condition.

(4) Separate account assets are measured at estimated fair value.  Investment performance related to separate account assets is offset by corresponding amounts credited to contract holders whose liability is recorded in the separate account liabilities.  Separate account liabilities are measured to equal the estimated fair value of separate account assets as prescribed by guidance in the Codification’s Financial Services – Insurance Topic for accounting and reporting of certain non traditional long-duration contracts and separate accounts.  Excluded are the separate account assets measured at NAV discussed below.

As a practical expedient to value certain investments that do not have a readily determinable fair value, the Company uses the NAV to determine the fair value.  The following table lists information regarding these investments as of December 31, 2017.

	Estimated	Redemption		Redemption	Outstanding
Asset Class	Fair Value	Frequency	Initial Lock-Up	Notice Period	Commitment
		($ In Millions)
Hedge funds	$103	Monthly - 23%	None	30 – 90 days
		Quarterly - 61%
		Semi-Annually - 2%
		Annually - 14%

Private equity funds	172	None	N/A	N/A	$468

Separate account hedge funds	279	Monthly - 29%	None to 7 years	5 – 125 days	—
		Quarterly - 60%
		Semi-Annually - 8%
		Annually - 3%

Total measured at NAV	$554				$468

ESTIMATED FAIR VALUE MEASUREMENT

The Codification’s Fair Value Measurements and Disclosures Topic defines estimated fair value as the price that would be received to sell the asset or paid to transfer the liability at the measurement date.  This “exit price” notion is a market-based measurement that requires a focus on the value that market participants would assign for an asset or liability.

The following section describes the valuation methodologies used by the Company to measure various types of financial instruments at estimated fair value and the controls that surround the valuation process.  The Company reviews its valuation methodologies and controls on an ongoing basis and assesses whether these methodologies are appropriate based on the current economic environment.

FIXED MATURITY, EQUITY, FVO AND TRADING SECURITIES

The estimated fair values of fixed maturity securities available for sale, equity securities available for sale, FVO and trading securities are determined by management after considering external pricing sources and internal valuation techniques.  For securities with sufficient trading volume, prices are obtained from third-party pricing services.  For securities that are traded infrequently, estimated fair values are determined after evaluating prices obtained from third-party pricing services and independent brokers or are valued internally using various valuation techniques.

The Company’s management analyzes and evaluates prices received from independent third parties and determines whether they are reasonable estimates of fair value.  Management’s analysis may include, but is not limited to, review of third-party pricing methodologies and inputs, analysis of recent trades, comparison to prices received from other third parties, and development of internal models utilizing observable market data of comparable securities.  The Company assesses the reasonableness of valuations received from independent brokers by considering current market dynamics and current pricing for similar securities.

For prices received from independent pricing services, the Company applies a formal process to challenge any prices received that are not considered representative of estimated fair value.  If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an

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internally-developed valuation is prepared.  Upon evaluation, the Company determines which source represents the best estimate of fair value.  Overrides of third-party prices to internally-developed valuations of estimated fair value did not produce material differences in the estimated fair values for the majority of the portfolio.  In the absence of such market observable activity, management’s best estimate is used.

Internal valuation techniques include matrix model pricing and internally-developed models, which incorporate observable market data, where available.  Securities priced by the matrix model are primarily comprised of private placement securities.  Matrix model pricing measures estimated fair value using cash flows, which are discounted using observable market yield curves provided by a major independent data service.  The matrix model determines the discount yield based upon significant factors that include the security’s weighted average life, rating and sector.

Where matrix model pricing is not used, estimated fair values are determined by other internally-derived valuation tools which use market-observable data if available.  Generally, this includes using an actively-traded comparable security as a benchmark for pricing.  These internal valuation methods primarily represent discounted cash flow models that incorporate significant assumptive inputs such as spreads, discount rates, default rates, severity, and prepayment speeds.  These inputs are analyzed by the Company’s portfolio managers and analysts, investment accountants and risk managers.  Internally-developed estimates may also use unobservable data, which reflect the Company’s own assumptions about the inputs market participants would use.

Most securities priced by a major independent third-party pricing service and private placement securities that use the matrix model have been classified as Level 2, as management has verified that the significant inputs used in determining their estimated fair values are market observable and appropriate.  Externally priced securities for which estimated fair value measurement inputs are not sufficiently transparent, such as securities valued based on independent broker quotations, have been classified as Level 3.  Internally valued securities, including adjusted prices received from independent third parties, where significant management assumptions have been utilized in determining estimated fair value, have been classified as Level 3.  Securities categorized as Level 1 consist primarily of investments in mutual funds.

The Company applies controls over the valuation process.  Prices are reviewed and approved by the Company’s credit analysts that have industry expertise and considerable knowledge of the issuers.  Management performs validation checks to determine the completeness and reasonableness of the pricing information, which include, but are not limited to, changes from identified pricing sources, significant or unusual price fluctuations above predetermined tolerance levels from the prior period, and back-testing of estimated fair values against prices of actual trades.  A group comprised of the Company’s investment accountants, portfolio managers and analysts and risk managers meet to discuss any unusual items above the tolerance levels that may have been identified in the pricing review process.  These unusual items are investigated, further analysis is performed and resolutions are appropriately documented.

OTHER INVESTMENTS

Other investments include non-marketable equity securities that do not have readily determinable estimated fair value.  Certain significant inputs used in determining the estimated fair value of these equities are based on management assumptions or contractual terms with another party that cannot be readily observable in the market.  These non-marketable equity securities are classified as Level 3 assets.  Also included in other investments are the securities of the 40 Act Funds, which are valued using the same methodology as described above for fixed maturity, equity, FVO and trading securities.

DERIVATIVE INSTRUMENTS

Derivative instruments are reported at estimated fair value using pricing valuation models, which utilize market data inputs or independent broker quotations or exchange prices for exchange-traded futures.  The Company calculates the estimated fair value of derivatives using market standard valuation methodologies for foreign currency and interest rate swaps and equity options. Internal models are used to value the equity total return swaps.  The derivatives are valued using mid-market inputs that are predominantly observable in the market.  Inputs include, but are not limited to, interest swap rates, foreign currency forward and spot rates, credit spreads and correlations, interest volatility, equity volatility and equity index levels.  On a monthly basis, the Company performs an analysis of derivative valuations, which includes both quantitative and qualitative analyses.  Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, analysis of the impacts of changes in the market environment, and review of changes in the market value for each derivative by both risk managers and investment accountants.  Internally calculated estimated fair values are reviewed and compared to external broker fair values for reasonableness.

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All of the OTC derivatives were priced by valuation models as of December 31, 2017 and 2016.  A credit valuation analysis was performed for all derivative positions that are uncollateralized to measure the nonperformance risk that the counterparties to the transaction will be unable to perform under the contractual terms and was determined to be immaterial as of December 31, 2017.  Nonperformance risk is the Company’s market-perceived risk of its own or the counterparty’s nonperformance.

Derivative instruments classified as Level 2 primarily include foreign currency and interest rate swaps.  The derivative valuations are determined using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data, primarily interest swap rates, interest rate volatility and foreign currency forward and spot rates.

Derivative instruments classified as Level 3 include complex derivatives, such as equity options and total return swaps.  Also classified in Level 3 are embedded derivatives in certain insurance and reinsurance contracts.  These derivatives are valued using pricing models, which utilize both observable and unobservable inputs, primarily interest rate volatility, equity volatility, equity index levels, nonperformance risk, and, to a lesser extent, market fees and broker quotations.  A derivative instrument containing Level 2 inputs will be classified as a Level 3 financial instrument in its entirety if it has at least one significant Level 3 input.

VARIABLE ANNUITY GLB EMBEDDED DERIVATIVES

Estimated fair values for variable annuity GLB and related reinsurance embedded derivatives are calculated based upon significant unobservable inputs using internally developed models because active, observable markets do not exist for those items.  As a result, variable annuity GLB and related reinsurance embedded derivatives are categorized as Level 3.  Below is a description of the Company’s estimated fair value methodologies for these embedded derivatives.

Estimated fair value is calculated as an aggregation of estimated fair value and additional risk margins including behavior risk margin, mortality risk margin and credit standing adjustment.  The resulting aggregation is reconciled or calibrated, if necessary, to market information that is, or may be, available to the Company, but may not be observable by other market participants.  Each of the components described below are unobservable in the market place and requires subjectivity by the Company in determining their value.

•     Behavior risk margin:  This component adds a margin that market participants would require for the risk that the Company’s assumptions about policyholder behavior used in the estimated fair value model could differ from actual experience.  This component includes assumptions about withdrawal utilization and lapse rates.

•     Mortality risk margin:  This component adds a margin in mortality assumptions, both for decrements for policyholders with GLBs, and for expected payout lifetimes in guaranteed minimum withdrawal benefits.

•     Credit standing adjustment:  This component makes an adjustment that market participants would make to reflect the chance that GLB obligations or the GLB reinsurance recoverables will not be fulfilled (nonperformance risk).

SEPARATE ACCOUNT ASSETS

Separate account assets are reported at estimated fair value as a summarized total on the consolidated statements of financial condition.  The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets.  Separate account assets are primarily invested in mutual funds, but also have investments in fixed maturity securities and hedge funds.

Level 1 assets include mutual funds that are valued based on reported net asset values provided by fund managers daily and can be redeemed without restriction.  Management performs validation checks to determine the reasonableness of the pricing information, which include, but are not limited to, price fluctuations above predetermined thresholds from the prior day and validation against similar funds or indices.  Variances are investigated, further analysis is performed and resolutions are appropriately documented.

Level 2 and 3 assets include fixed maturity securities.  The pricing methodology and valuation controls are the same as those previously described in fixed maturity securities available for sale.

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LEVEL 3 RECONCILIATION

The tables below present reconciliations of the beginning and ending balances of the Level 3 financial assets and liabilities, net, that have been measured at estimated fair value on a recurring basis using significant unobservable inputs.

		Total Gains or Losses		Transfers	Transfers
	January 1,	Included in	Included in	Into	Out of				December 31,
	2017	Earnings	OCI	Level 3 (1)	Level 3 (1)	Purchases	Sales	Settlements	2017
	(In Millions)
Obligations of states and political subdivisions	$26		($3)	$2				($1)	$24
Foreign governments	49		(1)	1	($18)			(3)	28
Corporate securities	1,587	$67	57	54	(512)	$534	($178)	(133)	1,476
RMBS	35		2	5	(55)	35		(7)	15
CMBS	106		(2)		(16)	13		(1)	100
Other asset-backed securities	484	1	2	29	(129)	66		(79)	374
Total fixed maturity securities	2,287	68	55	91	(730)	648	(178)	(224)	2,017

Other investments	5								5

Derivatives, net: (2)
Equity derivatives	212	488				44		(358)	386
Embedded derivatives	(1,457)	(301)	1	—	—	(311)	—	375	(1,693)
Total derivatives	(1,245)	187	1	—	—	(267)	—	17	(1,307)

Total	$1,047	$255	$56	$91	($730)	$381	($178)	($207)	$715

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		Total Gains or Losses		Transfers	Transfers
	January 1,	Included in	Included in	Into	Out of				December 31,
	2016	Earnings	OCI	Level 3 (1)	Level 3 (1)	Purchases	Sales	Settlements	2016
	(In Millions)
Obligations of states and political subdivisions	$29		($3)						$26
Foreign governments	8		(1)	$45				($3)	49
Corporate securities	1,620	($10)	79	168	($317)	$284	($89)	(148)	1,587
RMBS	151	(2)	3	20	(122)	7		(22)	35
CMBS	54		(2)	1	(36)	90		(1)	106
Collateralized debt obligations	65	18	(10)		(12)	13	(73)	(1)	—
Other asset-backed securities	319	1	(3)	63	(87)	247		(56)	484
Total fixed maturity securities	2,246	7	63	297	(574)	641	(162)	(231)	2,287

Other investments	5								5

Derivatives, net: (2)
Equity derivatives	91	232						(111)	212
Embedded derivatives	(1,379)	29	(3)			(230)		126	(1,457)
Total derivatives	(1,288)	261	(3)	—	—	(230)	—	15	(1,245)

Total	$963	$268	$60	$297	($574)	$411	($162)	($216)	$1,047

(1) Transfers in and/or out are recognized at the end of each quarter.

(2) Excludes derivative net settlements of ($414) million and ($241) million for the years ended December 31, 2017 and 2016, respectively, that are recorded in net realized investment gain.  Excludes synthetic GIC policy fees of $45 million and $44 million for the years ended December 31, 2017 and 2016, respectively, that are recorded in net realized investment gain.  Excludes embedded derivative policy fees of $156 million and $161 million for the years ended December 31, 2017 and 2016, respectively, that are recorded in net realized investment gain.

During the years ended December 31, 2017 and 2016, transfers into Level 3 were primarily attributable to the decreased availability and use of market observable inputs to estimate fair value.  The transfers out of Level 3 were generally due to the use of market observable inputs in valuation methodologies, including the utilization of pricing service information.  During the years ended December 31, 2017 and 2016, the Company did not have any significant transfers between Levels 1 and 2.

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Amounts included in earnings of Level 3 financial assets and liabilities are as follows:

	Net Investment Income	Net Realized Investment Gain (Loss)	OTTI	Total
Year Ended December 31, 2017:	(In Millions)
Corporate securities	$17	$55	($5)	$67
Other asset-backed securities		1		1
Total fixed maturity securities	17	56	(5)	68

Equity derivatives		488		488
Embedded derivatives		(301)		(301)
Total derivatives	—	187	—	187
Total	$17	$243	($5)	$255

		Net
	Net	Realized
	Investment	Investment
	Income	Gain (Loss)	OTTI	Total
Year Ended December 31, 2016:	(In Millions)
Corporate securities	$14	$1	($25)	($10)
RMBS			(2)	(2)
Collateralized debt obligations	4	14		18
Other asset-backed securities	1			1
Total fixed maturity securities	19	15	(27)	7

Equity derivatives		232		232
Embedded derivatives		29		29
Total derivatives	—	261	—	261
Total	$19	$276	($27)	$268

The table below represents the net amount of total gains or losses for the period, attributable to the change in unrealized gain (loss) relating to assets and liabilities classified as Level 3 that were still held at the end of the reporting period.

	Years Ended December 31,
	2017	2016
	(In Millions)
Derivatives, net: (1)
Equity derivatives	$331	$143
Embedded derivatives	(180)	33
Total derivatives	$151	$176

(1)  Amounts are recognized in net realized investment gain.

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The following table presents certain quantitative information of significant unobservable inputs used in the fair value measurement for Level 3 assets and liabilities as of December 31, 2017 ($ In Millions).

	Estimated Fair Value	Predominant	Significant	Range
	Asset (Liability)	Valuation Method	Unobservable Inputs	(Weighted Average)
Obligations of states and political subdivisions	$24	Discounted cash flow	Spread (1)	419-432 (428)

Foreign governments	28	Discounted cash flow	Spread (1)	35-56 (36)

Corporate securities	1,476	Discounted cash flow	Spread (1)	22-1005 (225)
		Collateral value	Collateral value (3)	23-84 (79)
		Market pricing	Quoted prices (2)	10-103 (98)

RMBS	15	Market pricing	Quoted prices (2)	58
		Collateral value	Collateral value (3)	105

CMBS	100	Market pricing	Quoted prices (2)	92-95 (94)
		Discounted cash flow	Spread (1)	150-300 (163)
			Prepayment rate	0% - 7% (1%)
			Default rate	0%
			Severity	0%

Other asset-backed securities	374	Discounted cash flow Market pricing Cap at call price	Spread (1) Quoted prices (2) Call price	35-275 (107) 77-114 (102) 100

Other investments	5	Redemption value	Redemption value (4)	100

Equity derivatives	386	Option pricing model	Equity volatility	12% - 62% (18%)

Embedded derivatives (5)	(1,693)	Option pricing techniques	Equity volatility Mortality:	12% - 62%
			Ages 0-40	0.01% - 0.18%
			Ages 41-60	0.06% - 0.55%
			Ages 61-120	0.39% - 100%
			Mortality improvement	0% - 1.50%
			Withdrawal utilization	0% - 90%
			Lapse rates	0% - 100%
			Credit standing adjustment	0.12% - 1.32%
Total	$715

(1) Range and weighted average are presented in basis points over the benchmark interest rate curve and include adjustments attributable to illiquidity premiums, expected duration, structure and credit quality.

(2) Independent third-party quotations were used in the determination of estimated fair value.

(3) Valuation based on the Company’s share of estimated fair values of the underlying assets held in the trusts.

(4) Represents FHLB common stock that is valued at the contractual amount that will be received upon redemption.

(5) This liability consists of embedded derivatives from variable annuity GLBs, fixed indexed annuity products and life indexed account insurance products.  Since the valuation methodology for embedded derivatives uses a range of inputs that vary at the contract level over the cash flow projection period, presenting a range, rather than weighted average, is more representative of the unobservable input used in the valuation.

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NONRECURRING FAIR VALUE MEASUREMENTS

Certain assets are measured at estimated fair value on a nonrecurring basis and are not included in the tables presented above.  The following table presents assets fair valued on a nonrecurring basis during the fiscal year and still held as of December 31, 2017 and 2016 (In Millions):

	December 31,
	2017		2016
	Level 2 (1)	Level 3 (2)	Level 2	Level 3
Aircraft and other related assets	$193	$16	$246	$88

(1) Included in aircraft and other related assets is $70 million measured during the year ended December 31, 2017.

(2) Included in aircraft and other related assets is $8 million measured during the year ended December 31, 2017.

AIRCRAFT AND OTHER RELATED ASSETS

The Company measures the fair value of aircraft and other related assets on a nonrecurring basis as part of the recoverability assessment.  The recoverability assessment is performed quarterly and whenever events or changes in circumstances indicate that the carrying amount of aircraft may not be recoverable.  When aircraft are held for sale, the fair value measurement is based on the estimated sales price, less selling costs (Level 2 input).  For aircraft that are held for use, the fair value measurements are based on the present value of the future cash flows (i.e., an income approach) that uses Level 3 inputs, which include contractual lease payments, projected future lease payments, projected sales prices, and the disposition value.

The Company did not have any other significant nonfinancial assets or liabilities measured at fair value on a nonrecurring basis resulting from impairments as of December 31, 2017 and 2016.  The Company has not made any significant changes in the valuation methodologies for nonfinancial assets and liabilities.

The carrying amount and estimated fair value of the Company’s financial instruments that are not carried at fair value under the Codification’s Financial Instruments Topic are as follows:

	December 31, 2017		December 31, 2016
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
	(In Millions)
Assets:
Mortgage loans	$13,558	$14,005	$12,175	$12,413
Policy loans	7,681	7,681	7,437	7,437
Other investments	217	236	192	231
Cash and cash equivalents	2,639	2,639	1,360	1,360
Restricted cash	211	211	188	188
Liabilities:
Funding agreements	166	167	243	239
Annuity and deposit liabilities	18,957	18,957	17,072	17,072
Short-term debt and revolving credit facilities	354	354	1,041	1,041
Long-term debt	9,973	10,357	8,183	8,592

The following methods and assumptions were used to estimate the fair value of these financial instruments as of December 31, 2017 and 2016:

MORTGAGE LOANS

The estimated fair value of the mortgage loan portfolio is determined by discounting the estimated future cash flows, using current

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rates that are applicable to similar credit quality, property type and average maturity of the composite portfolio.

POLICY LOANS

Policy loans are not separable from their associated insurance contract and bear no credit risk since they do not exceed the contract’s cash surrender value, making these assets fully secured by the cash surrender value of the contracts.  Therefore, the carrying amount of the policy loans is a reasonable approximation of their fair value.

OTHER INVESTMENTS

Included in other investments are private equity investments accounted for under the cost method of accounting.  The fair value is based on the ownership percentage of the NAV of the underlying equity of the investments.

CASH AND CASH EQUIVALENTS

The carrying amounts approximate fair values due to the short-term maturities of these instruments.

RESTRICTED CASH

The carrying amounts approximate fair values due to the short-term maturities of these instruments.

FUNDING AGREEMENTS

The estimated fair value of funding agreements is estimated using the rates currently offered for deposits of similar remaining maturities.

ANNUITY AND DEPOSIT LIABILITIES

Annuity and deposit liabilities primarily includes policyholder deposits and accumulated credited interest.  The estimated fair value of annuity and deposit liabilities approximates carrying amount based on an analysis of discounted future cash flows with maturities similar to the product portfolio liabilities.

DEBT AND REVOLVING CREDIT FACILITIES

The carrying amount of short-term debt and revolving credit facilities is a reasonable estimate of its fair value because the interest rates are variable and based on current market rates.  The estimated fair value of long-term debt is based on market quotes, except for VIE debt and non-recourse debt, for which an analysis is performed to ensure the carrying amounts are reasonable estimates of their fair values.

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13.                  OTHER COMPREHENSIVE INCOME (LOSS)

The Company displays comprehensive income (loss) and its components on the consolidated statements of comprehensive income (loss) and consolidated statements of equity.  The balance of and changes in each component of AOCI attributable to the Company are as follows:

	Unrealized
	Gain (Loss) on
	Securities Available		Gain (Loss) on	Other,	Total
	for Sale, Net (1)		Derivatives	Net	AOCI
	(In Millions)
Balance, January 1, 2015	$1,292		$82	($12)	$1,362
Change in OCI before reclassifications	(1,097	) (2)	7	(8)	(1,098)
Income tax (expense) benefit	384		(4)	3	383
Amounts reclassified from AOCI	63				63
Income tax expense (benefit)	(22)				(22)
Balance, December 31, 2015	620		85	(17)	688
Change in OCI before reclassifications	336	(2)	6	(7)	335
Income tax (expense) benefit	(120)		(2)	3	(119)
Amounts reclassified from AOCI	9		(1)		8
Income tax expense	(3)				(3)
Balance, December 31, 2016	842		88	(21)	909
Change in OCI before reclassifications	734	(2)	(18)	8	724
Income tax (expense) benefit	(255)		6		(249)
Amounts reclassified from AOCI	(86)				(86)
Income tax expense	30				30
Reclassification of deferred tax effects (Note 1)	272		17	(4)	285
Balance, December 31, 2017	$1,537		$93	($17)	$1,613

(1)  See Note 5 and Note 9 for information related to DAC and future policy benefits.

(2) Includes allocation of holding gain (loss) from DAC, URR and future policy benefits of ($465) million, ($164) million and $614 million for the years ended December 31, 2017, 2016 and 2015, respectively.

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RECLASSIFICATIONS FROM AOCI

The table below presents amounts reclassified from each component of AOCI and their locations on the consolidated statements of operations.  Amounts are shown gross of tax.

	Years Ended December 31,
Reclassification adjustments:	2017		2016		2015
	(In Millions)
Unrealized (gain) loss on securities available for sale, net:
Sale of securities available for sale	($95)	(1)	($25)	(1)	($18)	(1)
OTTI recognized on securities available for sale	9	(2)	34	(2)	81	(2)
Total unrealized (gain) loss on securities available for sale, net	(86)		9		63

(Gain) loss on derivatives:
Foreign currency and interest rate swaps			(2)	(1)
	(3)	(3)	(2)	(3)	(2)	(3)
	2	(4)	2	(4)	2	(4)
	1	(5)	1	(5)
Total gain on derivatives	—		(1)		—

Total amounts reclassified from AOCI	($86)		$8		$63

Location on the consolidated statements of operations:

(1) Net realized investment gain (2) OTTI (3) Net investment income (4) Interest credited to policyholder account balances

(5) Operating and other expenses

14.                  REINSURANCE

The accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risk.  The Company periodically reviews, and modifies as appropriate, the estimates and assumptions used to establish assets and liabilities relating to assumed and ceded reinsurance.  Reinsurance receivables, included in other assets, were $1,190 million and $1,195 million as of December 31, 2017 and 2016, respectively.  Reinsurance payables, included in other liabilities, were $253 million and $227 million as of December 31, 2017 and 2016, respectively.

The components of insurance premiums are as follows:

	Years Ended December 31,
	2017	2016	2015
	(In Millions)
Direct premiums	$1,502	$1,213	$1,018
Reinsurance assumed (1)	1,048	1,034	1,307
Reinsurance ceded	(409)	(392)	(392)
Insurance premiums	$2,141	$1,855	$1,933

(1) Included are $56 million, $58 million and $319 million of assumed premiums from PLRL for the years ended December 31, 2017, 2016 and 2015, respectively.

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15.                  INCOME TAXES

The provision (benefit) for income taxes is as follows:

	Years Ended December 31,
	2017	2016	2015
	(In Millions)
Current	$259	$84	$36
Deferred	(643)	123	113
Provision (benefit) for income taxes	($384)	$207	$149

A reconciliation of the provision for income taxes based on the Federal corporate statutory tax rate of 35% to the provision (benefit) for income taxes is as follows:

	Years Ended December 31,
	2017	2016	2015
	(In Millions)
Provision for income taxes at the statutory rate	$342	$346	$263
Separate account dividends received deduction	(81)	(107)	(84)
Tax credits	(24)	(22)	(20)
Remeasurement of operating deferred taxes	(395)
Remeasurement of OCI deferred taxes	(285)
Transition tax on deemed repatriation	23
Tax on financial reporting basis over tax basis of foreign subsidiary	48
Other	(12)	(10)	(10)
Provision (benefit) for income taxes	($384)	$207	$149

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The net deferred tax liability, included in other liabilities, is comprised of the following tax effected temporary differences:

	December 31,
	2017	2016
	(In Millions)
Deferred tax assets:
Policyholder reserves	$564	$954
Tax credit carryforwards	408	386
Investment valuation	343	495
Deferred compensation	51	79
Tax net operating loss carryforwards	3	60
Other	116	101
Total deferred tax assets	1,485	2,075

Deferred tax liabilities:
DAC	(716)	(1,133)
Partnership investments	(646)	(92)
Hedging	(365)	(494)
Depreciation	(2)	(944)
Other	(27)	(38)
Total deferred tax liabilities	(1,756)	(2,701)

Net deferred tax liability	(271)	(626)
Unrealized gain on derivatives and securities available for sale	(410)	(480)
Other adjustments	(8)	(4)
Net deferred tax liability	($689)	($1,110)

The Company has $192 million of LIHTC that expire between 2020 and 2035 and $216 million of alternative minimum tax (AMT) credits that are expected to be either fully utilized or refunded between 2018 and 2021.

The Company has $11 million of life company Federal loss carryovers that expire between 2026 and 2031.

Management has assessed that it is more likely than not that the Company’s deferred tax assets as of December 31, 2017 will be realized through projected future taxable income and the reversal of existing deferred tax liabilities listed above.

The following is a tabular reconciliation of the total amounts of unrecognized tax benefits (In Millions):

Balance as of January 1, 2015	$—
Increase - prior year positions	58
Balance as of December 31, 2015	58
Increase - prior year positions	52
Decrease - prior year positions	(58)
Balance as of December 31, 2016	52
Decrease - prior year positions	(52)
Balance as of December 31, 2017	$—

The Company identified liabilities for uncertain tax positions in 2015 and 2016 for which there is uncertainty about the timing, but not the deductibility, of tax deductions relating to aircraft depreciation and aircraft maintenance reserves.  The unrecognized tax benefits have been recorded as a reduction to the deferred tax asset for net operating loss carryforwards.

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The Company filed an application for an automatic change in the method of accounting for aircraft depreciation with the Internal Revenue Service (IRS) in 2016 and adjusted its net operating loss carryover to 2017 for aircraft maintenance reserves, which reduced the liability for uncertain tax positions by $58 million during 2016 and $52 million during 2017.  The Company does not expect material changes to its unrecognized tax benefits for the twelve month period following the reporting date.

PMHC files income tax returns in U.S. Federal and various state jurisdictions.  PMHC is under continuous audit by the IRS and is audited periodically by some state taxing authorities.  The IRS is currently examining PMHC’s tax returns for the years ended December 31, 2014 and 2013.  The exam of the Federal tax returns through tax years ended December 31, 2012 has been completed and certain issues are under appeals.  The State of California is auditing tax year ended December 31, 2009.  The Company does not expect the current Federal and California audits to result in any material assessments.

During the years ended December 31, 2017, 2016 and 2015, the Company paid an insignificant amount of interest and penalties to state tax authorities.

On December 22, 2017, tax reform legislation formally known as the Act was enacted, which significantly revised the U.S. corporate income tax system.  Among other things, the Act lowered the Federal corporate income tax rate from 35% to 21%, effective January 1, 2018; implemented a territorial tax system, and imposed a transition tax on deemed repatriated earnings of foreign subsidiaries; broadened the base of taxable income, particularly with respect to the calculation of tax reserves, DAC, and the Dividends Received Deduction (DRD); and repealed the corporate AMT.

The Company has recorded the estimated effect of certain provisions of the Act in the Company’s financial statements; however, the final impact of the Act may differ from these estimates.  These differences could arise from changes in interpretations and assumptions the Company has made regarding the Act; guidance on the Act that may be issued; and/or Company actions that may occur as a result of the Act.

The SEC recently issued Staff Accounting Bulletin 118 (the Bulletin), addressing situations in which the accounting for income tax effects of the Act is still incomplete when financial statements must be issued.  On the basis of the Bulletin, the Company is treating some effects of the Act as provisional - more specifically:

•      On January 1, 2018, the Company’s U.S. Federal income tax rate fell from 35% to 21%.  The Company must recognize the effect of this rate change on its deferred tax assets and liabilities in the period when the change was enacted.  Accordingly, an income tax benefit of $680 million has been recorded for the year ended December 31, 2017, for the estimated re-measurement of the Company’s U.S. net deferred tax liabilities.  This amount may change after further analysis of the provisions of the Act and implementation of tax planning responsive to the Act.

•      The Act provides for a one-time “deemed repatriation” of accumulated foreign earnings in the year ended December 31, 2017.  The Company expects to pay U.S. Federal cash tax of $23 million on the deemed repatriation over an 8-year period, and has recorded this estimated amount as part of its provision (benefit) for income tax for the year ended December 31, 2017.

The Company is treating other effects of the Act as not yet estimated - for example, the impacts of the Global Intangible Low-Taxed Income (GILTI) and certain tax saving initiatives that could affect the Company’s deferred tax balances as of the date of enactment of the Act.

The Company is treating some effects of the Act as final - more specifically:

•      In February 2018, the FASB issued ASU 2018-02 which permits retrospective reclassification of certain tax effects from AOCI; therefore, the Company early adopted this ASU and reclassified $285 million of deferred tax benefit from AOCI to retained earnings (see the consolidated statements of equity and Notes 1 and 13).

•      The Act also repealed the corporate AMT for tax years beginning January 1, 2018, and provides that existing AMT credit carryovers are refundable beginning in 2018.  The Company has $216 million of AMT credit carryovers that are expected to be fully refunded between 2018 and 2021.

Prior to the enactment of the Act, the Company considered the earnings in its non-U.S. subsidiaries to be indefinitely reinvested; accordingly, it recorded no deferred income taxes with respect to the excess of the amount for financial reporting over the tax basis in its non-U.S. subsidiaries, including undistributed foreign earnings.  The transition tax included in the Act reduced this excess, but

PL-65

did not eliminate it.  As the remaining excess of the amount for financial reporting over the tax basis reverses, it may result in additional non-U.S. withholding taxes, as well as U.S. Federal and state taxes.  More specifically:

•                  As of December 31, 2017, the Company changed its prior assertion of indefinite reinvestment of earnings in Singapore, and recorded a deferred tax liability of $48 million as a provisional amount, with respect to remaining financial reporting basis over the tax basis in its Singapore subsidiary.  This amount may change after further analysis of the international provisions of the Act, completion of calculations of the earnings and profits of the Singapore subsidiary, and the implementation of tax planning responsive to the Act.

16.                SEGMENT INFORMATION

The Company has four operating segments:  Life Insurance, Retirement Solutions, Aircraft Leasing and Reinsurance.  These segments are managed separately and have been identified based on differences in products and services offered.  All other activity is included in the Corporate and Other segment.

The Life Insurance segment provides a broad range of life insurance products through multiple distribution channels operating in the affluent, broad and corporate markets.  Principal products include universal life, indexed universal life, variable universal life, hybrid Long Term Care, and term life.  Distribution channels include independent producers, financial advisory networks, independent brokerage general agencies, wirehouses, e-tailers and M Financial, an association of independently owned and operated insurance and financial producers.

The Retirement Solutions segment’s principal products include variable and fixed annuity products, mutual funds, and structured settlement and group retirement annuities, which are offered through multiple distribution channels.  Distribution channels include independent planners, regional broker-dealers, wirehouses and financial institution distributors.

The Aircraft Leasing segment offers aircraft leasing to the airline industry throughout the world and provides brokerage and asset management services to other third-parties.

The Reinsurance segment primarily includes the domestic retrocession business, which assumes mortality risks from other life reinsurers.  Additionally, retrocession agreements related to non-traditional longevity reinsurance are assumed from PLRL.  The international retrocession business serves clients primarily in Canada, Europe and Asia.

The Corporate and Other segment consists of assets, liabilities and activities, which support the Company’s operating segments.  Included in these support activities is the management of investments, the Company’s financing activities (including the issuance of long-term and short-term debt), and other expenses and other assets not directly attributable to the operating segments.  The Corporate and Other segment also includes operations that do not qualify as operating segments and the elimination of intersegment transactions.

The Company uses the same accounting policies and procedures to measure segment net income (loss) and assets as it uses to measure its consolidated net income (loss) and assets.  Net investment income and net realized investment gain are allocated based on invested assets purchased and held as is required for transacting the business of that segment.  Overhead expenses are allocated based on services provided.  Interest expense is allocated based on the short-term borrowing needs of the segment and is included in net investment income.  The provision (benefit) for income taxes is allocated based on each segment’s actual tax provision (benefit).

Certain segments are allocated equity based on formulas determined by management and receive a fixed interest rate of return on interdivision debentures supporting the allocated equity.  The debenture amount is reflected as investment expense in net investment income in the Corporate and Other segment and as net investment income in the operating segments.

The Company generates the majority of its revenues and net income from customers located in the U.S.  As of December 31, 2017 and 2016, the Company had foreign investments with an estimated fair value of $12.7 billion and $11.4 billion, respectively.  Aircraft leased to foreign customers were $6.6 billion and $6.9 billion as of December 31, 2017 and 2016, respectively.  Revenues derived from any customer did not exceed 10% of consolidated total revenues for the years ended December 31, 2017, 2016 and 2015.

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The following is segment information as of and for the year ended December 31, 2017:

	Life	Retirement	Aircraft		Corporate
	Insurance	Solutions	Leasing	Reinsurance	and Other	Total
REVENUES	(In Millions)
Policy fees and insurance premiums	$1,110	$2,246	$—	$991	$—	$4,347
Net investment income	1,201	1,385	$5	33	$216	2,840
Net realized investment gain (loss)	14	(89)	(5)	8	120	48
OTTI	(3)	(6)	—	—	(2)	(11)
Investment advisory fees	27	262	—	—	11	300
Aircraft leasing revenue	—	—	898	—	—	898
Other income	39	191	52	30	2	314
Total revenues	2,388	3,989	950	1,062	347	8,736

BENEFITS AND EXPENSES
Policy benefits	668	1,881	—	914	—	3,463
Interest credited	915	460	—	—	8	1,383
Commission expenses	188	557	—	24	—	769
Operating expenses	418	467	261	33	122	1,301
Depreciation of aircraft	—	—	322	—	—	322
Interest expense	12	—	221	—	289	522
Total benefits and expenses	2,201	3,365	804	971	419	7,760

Income (loss) before provision (benefit) for income taxes	187	624	146	91	(72)	976
Provision (benefit) for income taxes	(59)	(68)	(225)	7	(39)	(384)

Net income (loss)	246	692	371	84	(33)	1,360
Less: net income attributable to noncontrolling interests	—	—	(1)	—	(5)	(6)
Net income (loss) attributable to the Company	$246	$692	$370	$84	($38)	$1,354

Total assets	$44,410	$90,616	$9,798	$1,761	$8,313	$154,898
DAC	1,630	3,016	—	47	—	4,693
Separate account assets	8,242	53,214	—	—	—	61,456
Policyholder and contract liabilities	32,490	31,949	—	1,055	166	65,660
Separate account liabilities	8,242	53,214	—	—	—	61,456

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The following is segment information as of and for the year ended December 31, 2016:

	Life	Retirement	Aircraft		Corporate
	Insurance	Solutions	Leasing	Reinsurance	and Other	Total
REVENUES	(In Millions)
Policy fees and insurance premiums	$1,196	$1,937	$—	$975	$—	$4,108
Net investment income	1,146	1,267	$3	36	$135	2,587
Net realized investment gain (loss)	—	(58)	(4)	22	150	110
OTTI	(18)	(8)	—	—	(16)	(42)
Investment advisory fees	25	262	—	—	7	294
Aircraft leasing revenue	—	—	1,018	—	—	1,018
Other income	32	209	48	90	—	379
Total revenues	2,381	3,609	1,065	1,123	276	8,454

BENEFITS AND EXPENSES
Policy benefits	729	1,596	—	857	—	3,182
Interest credited	878	417	—	—	11	1,306
Commission expenses	294	634	—	25	—	953
Operating expenses	388	461	274	35	104	1,262
Depreciation of aircraft	—	—	331	—	—	331
Interest expense	10	—	233	1	186	430
Total benefits and expenses	2,299	3,108	838	918	301	7,464

Income (loss) before provision (benefit) for income taxes	82	501	227	205	(25)	990
Provision (benefit) for income taxes	9	59	89	72	(22)	207

Net income (loss)	73	442	138	133	(3)	783
Less: net income attributable to noncontrolling interests	—	—	—	—	(26)	(26)
Net income (loss) attributable to the Company	$73	$442	$138	$133	($29)	$757

Total assets	$40,733	$83,933	$9,070	$1,838	$5,470	$141,044
DAC	1,393	3,063	—	53	—	4,509
Separate account assets	7,313	50,113	—	—	—	57,426
Policyholder and contract liabilities	30,288	28,550	—	988	243	60,069
Separate account liabilities	7,313	50,113	—	—	—	57,426

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The following is segment information for the year ended December 31, 2015:

	Life	Retirement	Aircraft		Corporate
	Insurance	Solutions	Leasing	Reinsurance	and Other	Total
REVENUES	(In Millions)
Policy fees and insurance premiums	$1,206	$1,734	$—	$1,239	$—	$4,179
Net investment income	1,133	1,201	$1	25	$197	2,557
Net realized investment gain	17	186	1	—	30	234
OTTI	(58)	(27)	—	—	(11)	(96)
Investment advisory fees	27	296	—	—	30	353
Aircraft leasing revenue	—	—	833	—	—	833
Other income	21	207	23	17	(8)	260
Total revenues	2,346	3,597	858	1,281	238	8,320

BENEFITS AND EXPENSES
Policy benefits	667	1,404	—	1,178	—	3,249
Interest credited	852	383	—	—	15	1,250
Commission expenses	345	831	—	24	—	1,200
Operating expenses	356	463	141	28	126	1,114
Depreciation of aircraft	—	—	342	—	—	342
Interest expense	7	—	231	—	176	414
Total benefits and expenses	2,227	3,081	714	1,230	317	7,569

Income (loss) before provision (benefit) for income taxes	119	516	144	51	(79)	751
Provision (benefit) for income taxes	30	89	37	18	(25)	149

Net income (loss)	89	427	107	33	(54)	602
Less: net loss attributable to noncontrolling interests	—	—	—	—	2	2
Net income (loss) attributable to the Company	$89	$427	$107	$33	($52)	$604

17.                TRANSACTIONS WITH RELATED PARTIES

PLFA serves as the investment adviser for the Pacific Select Fund and the Pacific Funds Series Trust.  Investment advisory and other fees are based primarily upon the NAV of the underlying portfolios.  These fees, included in investment advisory fees and other income, amounted to $342 million, $339 million and $378 million for the years ended December 31, 2017, 2016 and 2015, respectively.  In addition, Pacific Life and PLFA provide certain support services to the Pacific Select Fund and the Pacific Funds Series Trust based on an allocation of actual costs.  These fees amounted to $16 million, $17 million and $14 million for the years ended December 31, 2017, 2016 and 2015, respectively.

Additionally, the Pacific Select Fund and Pacific Funds Series Trust have service and other plans whereby the funds pay Pacific Select Distributors, LLC (PSD), a wholly owned broker-dealer subsidiary of Pacific Life, as distributor of the funds, a service fee in connection with services rendered to or procured for shareholders of the fund or their variable annuity and life insurance contract owners.  These services may include, but are not limited to, payment of compensation to broker-dealers, including PSD itself, and other financial institutions and organizations, which assist in providing any of the services.  For the years ended December 31, 2017, 2016 and 2015, PSD received $116 million, $115 million and $130 million, respectively, in service and other fees from the Pacific Select Fund and Pacific Funds Series Trust, which are recorded in other income.

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Pacific Life and PL&A’s structured settlement transactions are typically designed such that an affiliated assignment company assumes settlement obligations from external parties in exchange for consideration.  The affiliated assignment company then funds the assumed settlement obligations by purchasing annuity contracts from Pacific Life and PL&A.  Consequently, substantially all of the Pacific Life and PL&A’s structured settlement annuities are sold to an affiliated assignment company.  Included in the liability for future policy benefits are contracts with the affiliated assignment company with contract values of $3.6 billion and $3.2 billion as of December 31, 2017 and 2016, respectively.  In addition, included in the liability for policyholder account balances are contracts with the affiliated assignment company of $2.8 billion and $2.3 billion as of December 31, 2017 and 2016, respectively.  Related to these contracts, Pacific Life and PL&A received $475 million, $361 million and $298 million of insurance premiums and paid $210 million, $190 million and $164 million of policy benefits for the years ended December 31, 2017, 2016 and 2015, respectively.

ACG has derivative swap contracts with Pacific LifeCorp as the counterparty.  The notional amounts total $562 million and $716 million as of December 31, 2017 and 2016, respectively.  The estimated fair values of the derivatives were net liabilities of $5 million and $16 million as of December 31, 2017 and 2016, respectively.

18.                 COMMITMENTS AND CONTINGENCIES

COMMITMENTS

The Company has outstanding commitments that may be funded to make investments primarily in fixed maturity securities, mortgage loans, limited partnerships and other investments, as follows (In Millions):

			Fixed Maturity
		Limited	Securities and
Years Ending December 31:	Mortgage Loans	Partnerships	Other Investments	Total
2018	$505	$300	$565	$1,370
2019	412	169	6	587
2020	278	132	—	410
2021	101	123	—	224
2022	65	105	—	170
Thereafter		133	2	135
Total	$1,361	$962	$573	$2,896

The Company leases office facilities under various operating leases, which in most, but not all cases, are noncancelable.  Rent expense, which is included in operating and other expenses, in connection with these leases was $9 million, $8 million and $8 million for the years ended December 31, 2017, 2016 and 2015, respectively.  Aggregate minimum future office lease commitments are as follows (In Millions):

Years Ending December 31:
2018	$10
2019 through 2022	28
2023 and thereafter	25
Total	$63

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As of December 31, 2017, ACG had commitments to purchase aircraft scheduled for delivery through 2022.  All of these commitments arise from fixed price purchase agreements with Boeing, Airbus and other third parties, and include adjustments for inflation.  As of December 31, 2017, the aggregate estimated total remaining payments (including adjustments for certain contractual escalation provisions) are due as follows (In Millions):

Years Ending December 31:
2018	$1,563
2019	1,857
2020	1,763
2021	1,945
2022	887
Total	$8,015

As of December 31, 2017, deposits related to these agreements totaled $1,073 million and are included in other assets.

Pacific Life entered into agreements with PLRL and Pacific Life Re (Australia) Pty Limited (PLRA), a wholly owned indirect subsidiary of Pacific LifeCorp, to guarantee the performance of reinsurance obligations of PLRL and PLRA.  These guarantees are secondary to the guarantees provided by Pacific LifeCorp and would only be triggered in the event of nonperformance by both PLRL or PLRA and Pacific LifeCorp.  Management believes that additional obligations, if any, related to the guarantee agreements are not likely to have a material adverse effect on the Company’s consolidated financial statements.

Pacific Life has an agreement with PLRC to guarantee the performance of reinsurance obligations of PLRC.  Management believes that additional obligations, if any, related to the guarantee agreement are not likely to have a material adverse effect on the Company’s consolidated financial statements.

Pacific Life has a commitment to provide funds, on Pacific LifeCorp’s behalf, of up to 100 million pound sterling to PLRL.  This commitment is secondary to Pacific LifeCorp and is contingent on the nonperformance by Pacific LifeCorp.  Management believes that additional obligations, if any, related to this commitment are not likely to have a material adverse effect on the Company’s consolidated financial statements.

CONTINGENCIES - LITIGATION

The Company is a respondent in a number of legal proceedings, some of which involve allegations for extra-contractual damages.  Although the Company is confident of its position in these matters, success is not a certainty and a judge or jury could rule against the Company.  In the opinion of management, the outcome of such proceedings is not likely to have a material adverse effect on the Company’s consolidated financial statements.  The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for litigation claims against the Company.

CONTINGENCIES - IRS REVENUE RULING

In 2007, the IRS issued Rev. Rul. 2007-54, interpreting then-current tax law regarding the computation of the DRD.  Later in 2007, the IRS issued Revenue Ruling 2007-61, suspending Rev. Rul. 2007-54 and indicating that the IRS would re-address this issue in a future regulation project.  In 2014, the IRS issued Rev. Rul. 2014-7, stating that it would not address this issue through regulation, but instead would defer to legislative action.  Rev. Rul. 2014-7 also expressly superseded Rev. Rul. 2007-54, and declared Rev. Rul. 2007-61 obsolete.  With the enactment of the Act (Notes 1 and 15), DRD computations have been modified effective January 1, 2018.  Therefore, the Company does not expect that any of the rulings described above will affect DRD computations in the future.  However, in open tax years before 2018, the Company could still lose a substantial portion of its DRD claims, which could in turn have a material adverse effect on the Company’s consolidated financial statements.

CONTINGENCIES - OTHER

In the course of its business, the Company provides certain indemnifications related to dispositions, acquisitions, investments, lease agreements or other transactions that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company.  These obligations are typically subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation.  Because the amounts of

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these types of indemnifications often are not explicitly stated, the overall maximum amount of the obligation under such indemnifications cannot be reasonably estimated.  The Company has not historically made material payments for these types of indemnifications.  The estimated maximum potential amount of future payments under these obligations is not determinable due to the lack of a stated maximum liability for certain matters.  Management believes that judgments, if any, against the Company related to such matters and the Company’s estimate of reasonably possible losses exceeding amounts already recognized on an aggregated basis is immaterial and are not likely to have a material adverse effect on the Company’s consolidated financial statements.

Most of the jurisdictions in which the Company is admitted to transact business require life insurance companies to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by insolvent life insurance companies.  These associations levy assessments, up to prescribed limits, on all member companies in a particular state based on the proportionate share of premiums written by member companies in the lines of business in which the insolvent insurer operated.  The Company has not received notification of any insolvency that is expected to result in a material guaranty fund assessment.

In connection with the operations of certain subsidiaries, the Company has made commitments to provide for additional capital funding as may be required.

See Note 2 for discussion of contingencies related to reinsurance of statutory reserves to affiliates.

See Note 8 for discussion of contingencies related to derivative instruments.

See Note 15 for discussion of other contingencies related to income taxes.

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STATEMENT OF ADDITIONAL INFORMATION

May 1, 2018

MVP VUL SURVIVORSHIP 3

PACIFIC SELECT EXEC SEPARATE ACCOUNT

MVP VUL Survivorship 3 is a last survivor variable life insurance policy offered by Pacific Life Insurance Company.

This Statement of Additional Information (SAI) is not a prospectus and should be read in conjunction with the Policy’s prospectus, dated May 1, 2018, which is available without charge upon written or telephone request to Pacific Life. Terms used in this SAI have the same meanings as in the prospectus, and some additional terms are defined particularly for this SAI. This SAI is incorporated by reference into the Policy’s prospectus.

Pacific Life Insurance Company

P.O. Box 2030

Omaha, NE 68103

(800) 800-7681

Financial Statements of Pacific Select Exec Separate Account SA-1

Financial Statements of Pacific Life Insurance Company PL-1

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PREMIUM LIMITATIONS

Federal tax law puts limits on the amount of premium payments you can make in relation to your Policy’s Death Benefit. These limits apply in the following situations.

Guideline Premium Limit

If you have chosen the Guideline Premium Test as your Death Benefit Qualification Test, the total amount you can pay in premiums and still have your Policy qualify as life insurance is your Policy’s Guideline Premium Limit. The sum of the premiums paid, less any withdrawals, at any time cannot exceed the Guideline Premium Limit, which is the greater of:

• the guideline single premium or

• the sum of the guideline level annual premiums.

We may refuse to accept all or part of a premium payment if, by accepting it, you will exceed your Policy’s Guideline Premium Limit. If we find that you have exceeded your Guideline Premium Limit, we may remove all or part of a premium you have paid from your Policy as of the day we applied it, and return it to you. We will adjust the Death Benefit retroactively to that date to reflect the reduction in premium payments.

Your Policy’s guideline single premium and guideline level annual premiums appear on your Policy Specifications. Before you buy a Policy, you can ask us or your life insurance producer for a personalized Illustration that will show you the guideline single premium and guideline level annual premiums.

Modified Endowment Contract

A life insurance policy will become a Modified Endowment Contract if the sum of premium payments made during the first seven contract years, less a portion of withdrawals, exceeds the seven-pay limit defined in Section 7702A of the Internal Revenue Code. You will find a detailed discussion of Modified Endowment Contracts in VARIABLE LIFE INSURANCE AND YOUR TAXES in the prospectus.

Unless you have told us in writing that you want your Policy to become a Modified Endowment Contract, we will remove all or part of the premium payment from your Policy as of the day we applied it and return it to you. We will also adjust the Death Benefit retroactively to that date to reflect the reduction in premium payments. If we receive such a premium within 30 days before your Policy Anniversary, we will hold it and apply it to your Policy on the Policy Anniversary.

In both of these situations, if we remove an excess premium from your Policy, we will return the premium amount to you no later than 60 days after the end of the Policy Year. We may adjust the amount for interest or for changes in Accumulated Value that relate to the amount of the excess premium we are returning to you.

If we do not return the premium amount to you within that time, we will increase your Policy’s Death Benefit retroactively, to the day we applied the premium, and prospectively so that it is always the amount necessary to ensure your Policy qualifies as life insurance, or to prevent it from becoming a Modified Endowment Contract. If we increase your Death Benefit, we will adjust cost of insurance or Rider charges retroactively and prospectively to reflect the increase.

Increasing the Net Amount At Risk

An increase in the Net Amount At Risk occurs if the Policy’s Death Benefit is equal to the Minimum Death Benefit, or would be equal to it once we apply your premium payment. We may choose to accept your premium payment in this situation, but before we do so, we may require satisfactory evidence of the insurability of the Insured.

TRANSFER SERVICES

You may only participate in one transfer service at any time.

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Dollar Cost Averaging

Our dollar cost averaging service allows you to make scheduled transfers of $50 or more between Variable Investment Options without paying a transfer fee. Here is how the service works:

• You can set up this service at any time while your Policy is In Force.

• You need to complete a request form to enroll in the service. You may enroll by telephone or electronically if we have your completed telephone and electronic authorization on file.

• You must have at least $5,000 in a Variable Investment Option to start the service.

• We will automatically transfer Accumulated Value from one Variable Investment Option to one or more of the other Variable Investment Options you have selected.

• We will process transfers as of the end of the Business Day on your Policy’s monthly, quarterly, semi-annual or annual anniversary, depending on the interval you have chosen. We will not make the first transfer until after the Free Look Transfer Date in states that require us to return your premiums if you exercise your Free Look Right.

• We will not charge you for the dollar cost averaging service or for transfers made under this service, even if we decide to charge you in the future for transfers outside of the service, except if we have to by law.

• We have the right to discontinue, modify or suspend the service at any time.

• We will keep making transfers at the intervals you have chosen until one of the following happens:

• the total amount you have asked us to transfer has been transferred

• there is no more Accumulated Value in the Investment Option you are transferring from

• your Policy enters the Grace Period and is in danger of lapsing

• we receive your Written Request to cancel the service

• we discontinue the service.

Portfolio Rebalancing

The portfolio rebalancing service automatically transfers your Policy’s Accumulated Value among the Variable Investment Options according to your original percentage allocations. Here is how the service works:

• You can set up this service at any time while your Policy is In Force.

• You enroll in the service by completing a request form to enroll in the service.

• Unless you choose a different start date, your first rebalancing will take place at the end of the Business Day we receive your request. Subsequent rebalancing will take place at the end of the Business Day on your Policy’s quarterly, semi-annual or annual anniversary, depending on the interval you chose.

• You must be invested in two or more Variable Investment Options in order to elect portfolio rebalancing. The available Fixed Options are not included in portfolio rebalancing.

• We will not make the first transfer until after the Free Look Transfer Date, if your Policy was issued in a state that requires us to return your premiums if you exercise your Free Look Right.

• If you cancel this service, you must wait 30 days to begin it again.

• We do not charge for the portfolio rebalancing service, and we do not currently charge for transfers made under this service.

• We can discontinue, suspend or change the service at any time.

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First Year Transfer

Our first year transfer service allows you to make transfers from the Fixed Account to the Variable Investment Options or the Fixed LT Account during the first 12 Policy months from the date your initial premium is applied to your Policy. Here is how the service works:

• You enroll in the service when you apply for your Policy using the New Business Variable Life Optional Services form.

• You choose amounts to be transferred for 12 months from the payment date.

• Transfers under the first year transfer service take place on your Policy’s Monthly Payment Date, starting on the first Monthly Payment Date following the Free Look Transfer Date.

• If you sign up for this service, we will waive the usual transfer limit for the Fixed Account during the first 12 Policy months from the date your initial premium is applied to your Policy.

• If program ends during the second Policy Year, we will not count it toward the usual one transfer per year for the Fixed Account.

• If the Accumulated Value in the Fixed Account is less than the amount to be transferred, we will transfer the balance and then cancel the service.

• If there is Accumulated Value remaining in the Fixed Account at the end of the service, the transfer limitations for the Fixed Account will apply.

• We do not charge for the first year transfer service, and we do not currently charge for transfers made under this service.

Fixed Option Interest Sweep

The Fixed Option interest sweep service allows you to make scheduled transfers of the accumulated interest earnings from your available Fixed Options to the Variable Investment Options. Here is how the service works:

• You can set up this service at any time while your Policy is In Force.

• You enroll in the service by sending us a Written Request.

• You may enroll by telephone or electronically if we have your completed telephone and electronic authorization on file.

• If you cancel this service, you must wait 30 days to begin it again.

• We do not charge for the Fixed Option interest sweep service, and we do not currently charge for transfers made under this service.

• We can discontinue, suspend or change the service at any time.

• Interest earnings transferred from any available Fixed Options to the Variable Investment Options are excluded from the transfer limitations.

WITHDRAWAL FEATURES

Automated Income Option

Our automated income option (“AIO”) program allows you to make scheduled withdrawals or loans. Here is how the program works:

• You can set up the income stream from your Policy on either a monthly or annual basis. Each scheduled income payment must be at least $500 if you choose to receive monthly payments, or $1,000 if you choose annual payments.

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• You may choose to receive either a fixed amount of income or an amount based on a fixed duration. Depending upon your objectives, you may wish to reduce your Face Amount or change your Policy’s Death Benefit Option in order to maximize your income.

• You can choose the scheduled income payment date. You may elect to have your income payments sent either by check or by electronic deposit to a bank account. The effective date of the withdrawal or loan will be the Business Day before any income payment date.

• If the scheduled income payment date falls on a weekend or holiday, the actual income payment date will be the Business Day before the scheduled income payment date.

• The withdrawal or loan will be taken from your Policy’s Investment Options in proportion to the Accumulated Value in each Investment Option.

Upon our receipt of your AIO request form, we will run a hypothetical Illustration to determine if your request can be fulfilled, or if any adjustments will be necessary. We use the Illustration to test your Policy for the minimum Net Cash Surrender Value requirement. Your Policy must continue to have an illustrated Net Cash Surrender Value at the maturity date sufficient to meet the minimum Accumulated Value required to allow for payment of Policy charges, including Policy loan interest.

Illustrations generally will be run at an annual gross earnings rate chosen by you, not to exceed 12%. No earnings rate used is a guarantee or indication of actual earnings.

We will complete an AIO agreement form, and send it and the Illustration to your life insurance producer for delivery to you. The AIO agreement form will confirm your income payment amount, frequency and duration, and will also confirm your Policy’s cost basis and other information about your elections under the AIO program.

Unless you request otherwise, distributions under the AIO program will be taken first as withdrawals if not taxable, then they will be taken as loans.

Payments under the AIO program will begin as scheduled once we receive your signed AIO agreement form. We will send you a letter confirming the date and amount of the first income payment.

The income payments will usually remain constant during each income period, unless there is insufficient Net Cash Surrender Value to make a payment. The duration of each income period is one year, except that the first income period may differ depending on the following:

• If the AIO program start date is six months or more from your next Policy Anniversary, the income period will end on the next Policy Anniversary. In this case, the first income period will last at least six months, but not more than one year.

• If the AIO program start date is less than six months from your next Policy Anniversary, the income period will extend to the following Policy Anniversary. In this case, the first income period will last at least one year, but no more than 18 months.

After the first income period, and each year you remain in the AIO program, we will run an Illustration after each Policy Anniversary. The Illustration will generally be run at a rate chosen by you, not to exceed a gross annual rate of 12%. Your Policy must continue to have an illustrated Net Cash Surrender Value at the maturity date sufficient to meet the minimum Accumulated Value required to allow for payment of Policy charges, including Policy loan interest. There is no charge for Illustrations we run in connection with the AIO program. They do not count toward your one free Illustration per year.

We will send you a letter and the Illustration to notify you of any changes in your income payment amount or duration. The new income payment amount will be effective on the income payment date following the previous income period.

Over time, your Policy’s actual performance, and perhaps your use of the Policy’s options are likely to vary from the assumptions used in the Illustrations. Changes in your Policy’s Investment Option allocations can impact your future values and income you receive. Your Policy may also be susceptible to lapse.

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You are responsible to monitor your Policy’s Accumulated Value to ensure your Policy is not in danger of lapsing. You may need to make additional premium payments or loan repayments to prevent your Policy from lapsing. You will not receive a notice to remind you of your scheduled premium payments while you are in the AIO program.

MORE ON POLICY CHARGES

How We Calculate the Surrender Charge

If you surrender your Policy, a surrender charge may be assessed against your Policy’s Accumulated Value. It is based on the Age and Risk Class of both Insureds, as well as the Death Benefit Option you choose, for each $1,000 of the initial Face Amount of your Policy. Each Coverage Layer has a surrender charge, based on the Face Amount of each Coverage Layer and the Age and Risk Class of the Insured, and the Death Benefit Option, on the date each Coverage Layer is effective. If you increase your Policy’s Face Amount, we will send you a supplemental schedule of benefits that shows the surrender charge factors and associated with the increase.

An example
For a Policy:

• that insures a male non-smoker Age 56 and a female non-smoker, Age 53 when the Policy is issued
• with an initial Face Amount of $2,000,000
	For Death Benefit Option A or Option C the surrender charge is:	For Death Benefit Option B, the surrender charge is:
First five Policy Years	$22,000.00 (($2,000,000 ÷ $1,000) × 11.00)	$28,920.00 (($2,000,000 ÷ $1,000) × 14.46)
End of seventh Policy Year	$13,200.00 ($22,000.00 — (($22,000.00 ÷ 5) × 1/12 × 24 months))	$17,352.00 ($28,920.00 —(($28,920.00 ÷ 5) × 1/12 × 24 months))

During the Level Period, the Surrender Charge is equal to the initial amount. After the Level Period, the Surrender Charge decreases on each Monthly Payment Date by 1/12 of the Reduction Factor until it becomes zero after the End Year. The initial amount, Level Period, Reduction Factor, and End Year are shown in the Table of Surrender Charge Factors in the Policy Specifications.

The most we will assess on any surrendered Coverage Layer is $40.88 per $1,000 of Face Amount.

Please refer to your Policy and any supplemental schedule of benefits for surrender charges.

Changes in Face Amount

Net Premiums you pay are allocated to the Accumulated Value in your base Policy and any charges, withdrawals and distributions are subtracted from that Accumulated Value.

Instead, to determine the cost of insurance charge on each Coverage Layer, as described in the prospectus under YOUR POLICY’S ACCUMULATED VALUE, we discount the total Death Benefit for all Coverage Layers that would have been payable at the beginning of the Policy month and subtract the Accumulated Value in the base Policy at the beginning of the month before the monthly charge is due to determine the total Net Amount At Risk for all Coverage Layers. We then prorate the Net Amount At Risk for each Coverage Layer in the same proportion that the Face Amount of each Coverage Layer bears to the Total Face Amount for all Coverage Layers. The Net Amount At Risk for each Coverage Layer is multiplied by the current cost of insurance rate for that Coverage Layer.

If you elect Death Benefit Option C, your Death Benefit on the base Policy is your base Policy’s Face Amount plus any premium payments you make and less any withdrawals and distributions, subject to a maximum Death Benefit disclosed in your Policy Specifications. If you elect Death Benefit Option C and your Policy’s Death Benefit equals the maximum Death Benefit as shown in your Policy Specifications, the Death Benefit provided by each Coverage

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Layer will be reduced proportionately for purposes of calculating the Net Amount At Risk. Unless you tell us which Coverage Layer(s) to reduce.

MORE ON VARIABLE LIFE INSURANCE AND YOUR TAXES

This discussion about taxes is based on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (IRS). It is based on the Internal Revenue Code (the Tax Code) and does not cover any state or local tax laws. This is not a complete discussion of all federal income tax questions that may arise under the Policy. There are special rules that we do not include here that may apply in certain situations.

We do not make any guarantees about the tax status of your Policy, and you should not consider the discussion that follows to be tax advice. Speak to a qualified tax advisor for complete information about federal, state and local taxes that may apply to you.

We do not know whether the current treatment of life insurance policies under current federal income tax or estate or gift tax laws will continue. We also do not know whether the current interpretations of the laws by the IRS or the courts will remain the same. Future legislation may adversely change the tax treatment of life insurance policies, other tax consequences described in this discussion and in the Policy prospectus section VARIABLE LIFE INSURANCE AND YOUR TAXES or tax consequences that relate directly or indirectly to life insurance policies.

Mortality and Expense Charges

The Tax Code and tax regulations impose limitations on unreasonable mortality and expense charges for purposes of determining whether a policy qualifies as life insurance for federal tax purposes. For life insurance policies entered into on or after October 21, 1988, these calculations must be based upon reasonable mortality charges and other charges reasonably expected to be actually paid.

While the Treasury Department has issued proposed regulations about reasonable standards for mortality charges, the standards that apply to joint survivor life insurance policies are not entirely clear. While we believe that our mortality costs and other expenses used in calculating whether the Policy qualifies as life insurance are reasonable under current laws, we cannot be sure that the IRS agrees with us. We can change our mortality charges if we believe the changes are needed to ensure that your Policy qualifies as a life insurance contract.

Investor Control

For a variable life insurance policy to qualify for tax deferral, assets in the separate accounts supporting the Policy must be considered to be owned by the insurance company and not by the policy owner. Under current U.S. tax law, if a policy owner has excessive control over the investments made by a separate account, or the underlying fund, the policy owner will be taxed currently on income and gains from the account or fund. In other words, in such a case of “investor control” the policy owner would not derive the tax benefits normally associated with variable life insurance.

The application of the investor control doctrine is subject to some uncertainty. Generally, according to the IRS, there are two ways that impermissible investor control may exist. The first relates to the design of the Policy or the relationship between the Policy and a separate account or underlying fund. For example, at various times, the IRS has focused on, among other factors, the number and type of investment choices available pursuant to a given Policy, whether the Policy offers access to funds that are available to the general public, the number of transfers that a policy owner may make from one investment option to another, and the degree to which a policy owner may select or control particular investments.

With respect to this first aspect of investor control, we believe that the design of our Policies and the relationship between our Policies and the portfolios satisfy the current view of the IRS on this subject, such that the investor control doctrine should not apply. However, because of some uncertainty with respect to this subject and because the IRS may issue further guidance on this subject, we reserve the right to make such changes as we deem necessary or appropriate to reduce the risk that your Policy might not qualify as a life insurance policy for tax purposes.

The second way that impermissible investor control might exist concerns your actions. Under case law and IRS guidance, you may not select or control particular investments, other than choosing among broad investment choices

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such as selecting a particular portfolio. You may not select or direct the purchase or sale of a particular investment of a portfolio. All investment decisions concerning the portfolios must be made by the portfolio manager for such portfolio in his or her sole and absolute discretion, and not by the policy owner.

Furthermore, you may not communicate directly or indirectly with such a portfolio manager or any related investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by a portfolio.

Finally, the IRS may issue additional guidance on the investor control doctrine, which might further restrict your actions or features of the Policy. Such guidance could be applied retroactively. If any of the rules outlined above are not complied with, the IRS may seek to tax you currently on income and gains from a portfolio such that you would not derive the tax benefits normally associated with variable life insurance. Although highly unlikely, such an event may have an adverse impact on the Fund and other Policies. We urge you to consult your own tax advisor with respect to the application of the investor control doctrine.

Comparison to Taxable Investments

With respect to taxable investments, current tax law generally provides for a maximum tax rate for individual taxpayers, or entities taxed at the individual level, of 20% on long-term capital gains and on certain “qualifying dividends” on corporate stock. The long-term capital gains rate does not apply to corporations. Corporations pay tax based upon the corporate tax rate, which, depending upon income, may be higher than the long-term capital tax rate for individuals. An individual taxpayer will also have to satisfy a more than 60-day holding period with respect to any distributions of qualifying dividends in order to obtain the benefit of the lower tax rate. Earnings from non-qualifying dividends, interest income, other types of ordinary income and short-term capital gains will be taxed at the ordinary income tax rate applicable to the taxpayer.

These rules mean that for policyholders who are individuals the tax-related advantage of life insurance compared to certain taxable investments is reduced because the tax burden applicable to long-term capital gains and from certain “qualifying dividends” on corporate stock may be less than the individual’s ordinary income tax rate which is applied to taxable distributions from a life insurance Policy.

MORE ON PACIFIC LIFE AND THE POLICIES

How We Are Organized

Pacific Life was established on January 2, 1868 under the name, Pacific Mutual Life Insurance Company of California. It was reincorporated as Pacific Mutual Life Insurance Company on July 22, 1936. On September 1, 1997, Pacific Life converted from a mutual life insurance company to a stock life insurance company. Pacific Life redomesticated to Nebraska on September 1, 2005. Pacific Life is a subsidiary of Pacific LifeCorp, a holding company, which in turn is a subsidiary of Pacific Mutual Holding Company, a mutual holding company.

Under their charters, Pacific Mutual Holding Company must always hold at least 51% of the outstanding voting stock of Pacific LifeCorp. Pacific LifeCorp must always own 100% of the voting stock of Pacific Life. Owners of Pacific Life’s annuity contracts and life insurance policies have certain membership interests in Pacific Mutual Holding Company. They have the right to vote on the election of the Board of Directors of the mutual holding company and on other matters. They also have certain rights if the mutual holding company is liquidated or dissolved.

Distribution Arrangements

Pacific Select Distributors, LLC (PSD), our subsidiary, acts as the distributor of the Policies. PSD is located at 700 Newport Center Drive, Newport Beach, California 92660. PSD is registered as a broker-dealer with the SEC and is a member of FINRA. We pay PSD for acting as distributor under a distribution agreement. We and PSD enter into selling agreements with broker-dealers whose life insurance producers are authorized by state insurance departments to sell the Policies.

The aggregate amount of underwriting commissions paid to PSD with regard to 2017, 2016 and 2015 was $1,085,570.18, $3,252,221.75, and $1,840,512.62 respectively, of which $0 was retained.

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PSD or an affiliate pays various sales compensation to broker-dealers that solicit applications for the Policies. PSD or an affiliate also may provide reimbursement for other expenses associated with the promotion and solicitation of applications for the Policies. Commissions are based on “target” premiums we determine. The commissions we pay vary with the agreement, but the most common schedule of commissions we pay is:

• 100% of premiums paid up to the first target premium

• 33.50% of premiums paid up to the second target premium

• 2.50% of premiums paid under targets 3-10

• 1.00% of premiums paid in excess of the 10th target premium.

Your life insurance producer typically receives a portion of the compensation that is payable to his or her broker-dealer in connection with the Policy, depending on the agreement between your life insurance producer and his or her firm. Pacific Life is not involved in determining that compensation arrangement, which may present its own incentives or conflicts. You may ask your life insurance producer how he/she will personally be compensated for the transaction.

PSD or an affiliate may pay broker-dealers an annual renewal commission of up to 0.10% of a Policy’s Accumulated Value less any Policy Debt. We calculate the renewal amount monthly and it becomes payable on each Policy Anniversary.

In addition to the commissions described above, we and/or an affiliate may pay additional cash compensation from their own resources in connection with the promotion and solicitation of applications for the Policies by some, but not all, broker-dealers. The range of additional cash compensation based on premiums payments usually ranges from 0% to 14.50% of premiums paid up to the first target premium, but generally does not exceed 1.00% of commissions paid on premium thereafter. Such additional compensation may give Pacific Life greater access to life insurance producers of the broker-dealers that receive such compensation. While this greater access provides the opportunity for training and other educational programs so that your life insurance producer may serve you better, this additional compensation also may afford Pacific Life a “preferred” status at the recipient broker-dealer and provide some other marketing benefit such as website placement, access to life insurance producer lists, extra marketing assistance, or other heightened visibility and access to the broker-dealer’s sales force that otherwise influences the way that the broker-dealer and the life insurance producer market the Policies.

As of December 31, 2017, the following firms have arrangements in effect with PSD pursuant to which the firms are entitled to receive a revenue sharing payment: AIG, AXA advisors LLC, Benefit Funding, Cambridge Inv Research Inc, Capital Investment Group, CBIZ, Cetera Advisor Network, Cetera Advisors LLC, Cetera Advisors Networks LLC, Cetera Financial Specialists LLC, Cetera Investment Services LLC, Commonwealth Financial Network Equity, FAS CORP, First Allied Sec Inc, First Tennessee Bank, FSC Securities Corp, First Heartland Capital Corporation, Futurity First Insurance, Girard Securities, Independent Financial Group, Investacorp , Kestra Investment Services LLC, Linsco Private Ledger Corp, Lion Street Financial LLC, M Holdings Securities, Mercer Allied, P J Robb Variable Corp, ProEquities, PRUCO Securities, Royal Alliance, Sagepoint Financial Inc, Saybrus Equity Svcs Inc, Securian Financial Services, Summit Brokerage Inc, The Huntington Investment Company, The Leaders Group, Transamerica Financial, United Planners, and Woodbury Financial Services.

We or our affiliates may also pay other override payments, expense allowances and reimbursements, bonuses, wholesaler fees, and training and marketing allowances. Such payments may offset the broker-dealer’s expenses in connection with activities that it is required to perform, such as educating personnel and maintaining records. Life insurance producers may also receive non-cash compensation such as expense-paid educational or training seminars involving travel within and outside the U.S. or promotional merchandise.

All of the compensation described in this section, and other compensation or benefits provided by us or our affiliates, may be more or less than the overall compensation on similar or other products and may influence your life insurance producer or broker-dealer to present this Policy over other investment options. You may ask your life insurance producer about these differing and divergent interests and how he/she and his/her broker-dealer are compensated for selling the Policy.

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Portfolio managers of the underlying portfolios of Pacific Select Fund available under this Policy may from time to time bear all or a portion of the expenses of conferences or meetings sponsored by Pacific Life or PSD that are attended by, among others, life insurance producers of PSD, who would receive information and/or training regarding the Fund’s portfolios and their management by the portfolio managers in addition to information respecting the variable annuity and/or life insurance products issued by Pacific Life and its affiliates. Other persons may also attend all or a portion of any such conferences or meetings, including directors, officers and employees of Pacific Life, officers and trustees of Pacific Select Fund, and spouses/guests of the foregoing. The Pacific Select Fund’s Board of Trustees may hold meetings concurrently with such a conference or meeting. The Pacific Select Fund pays for the expenses of the meetings of its Board of Trustees, including the pro rata share of expenses for attendance by the Trustees at the concurrent conferences or meetings sponsored by Pacific Life or PSD. Additional expenses and promotional items may be paid for by Pacific Life and/or portfolio managers. PSD serves as the Pacific Select Fund’s distributor.

The Separate Account

The Separate Account was established on May 12, 1988 under California law under the authority of our Board of Directors, and is now governed by the laws of the State of Nebraska as a result of Pacific Life’s redomestication to Nebraska on September 1, 2005. It is registered with the SEC as a type of investment company called a unit investment trust. The SEC does not oversee the administration or investment practices or policies of the Separate Account.

The Separate Account is not the only investor in the Funds. Investments in the Funds by other separate accounts for variable annuity contracts and variable life insurance contracts could cause conflicts. For more information, please see the Statement of Additional Information for the Funds.

Pursuant to Commodity Futures Trading Commission Rule 4.5, Pacific Life has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Therefore, it is not subject to registration or regulation as a commodity pool operator under the Commodity Exchange Act.

Performance

Performance information may appear in advertisements, sales literature, or reports to Policy Owners or prospective buyers.

Information about performance of any Variable Account of the Separate Account reflects only the performance of a hypothetical Policy. The calculations are based on allocating the hypothetical Policy’s Accumulated Value to the Variable Account during a particular time period.

Performance information is no guarantee of how a portfolio or Variable Account will perform in the future. You should keep in mind the investment objectives and policies, characteristics and quality of the portfolio of the Fund in which the Variable Account invests, and the market conditions during the period of time that’s shown.

We may show performance information in any way that’s allowed under the law that applies to it. This may include presenting a change in Accumulated Value due to the performance of one or more Variable Accounts, or as a change in a Policy Owner’s Death Benefit.

We may show performance as a change in Accumulated Value over time or in terms of the average annual compounded rate of return on Accumulated Value. This would be based on allocating premium payments for a hypothetical Policy to a particular Variable Account over certain periods of time, including one year, or from the day the Variable Account started operating. If a portfolio has existed for longer than its corresponding Variable Account, we may also show the hypothetical returns that the Variable Account would have achieved had it invested in the portfolio from the day the portfolio started operating.

Performance may reflect the deduction of all Policy charges including premium load, the cost of insurance, the administrative charge, and the mortality and expense risk charge. The different Death Benefit Options will result in different expenses for the cost of insurance, and the varying expenses will result in different Accumulated Values.

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Performance may also reflect the deduction of the surrender charge, if it applies, by assuming the hypothetical Policy is surrendered at the end of the particular period. At the same time, we may give other performance figures that do not assume the Policy is surrendered and do not reflect any deduction of the surrender charge.

We may also show performance of the underlying portfolios based on the change in value of a hypothetical investment over time or in terms of the average annual compounded return over time. Performance of the portfolios will not reflect the deduction of Policy charges. If Policy charges were reflected, the performance would be lower.

In our advertisements, sales literature and reports to Policy Owners, we may compare performance information for a Variable Account to:

• other variable life separate accounts, mutual funds, or investment products tracked by research firms, rating services, companies, publications, or persons who rank separate accounts or investment products on overall performance or other criteria

• the Consumer Price Index, to assess the real rate of return from buying a Policy by taking inflation into consideration

• various indices that are unmanaged.

Reports and promotional literature may also contain our rating or a rating of our claims paying ability. These ratings are set by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

Yields

The yield or total return of any Variable Account or portfolio does not reflect the deduction of Policy charges.

Fidelity® VIP Government Money Market Variable Account

The “yield” (also called “current yield”) of the Fidelity® VIP Government Money Market Variable Account is computed in accordance with a standard method prescribed by the SEC. The net change in the Variable Account’s unit value during a seven-day period is divided by the unit value at the beginning of the period to obtain a base rate of return. The current yield is generated when the base rate is “annualized” by multiplying it by the fraction 365/7; that is, the base rate of return is assumed to be generated each week over a 365-day period and is shown as a percentage of the investment. The “effective yield” of the Fidelity® VIP Government Money Market Variable Account is calculated similarly but, when annualized, the base rate of return is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

The formula for effective yield is: [(Base Period Return + 1) (To the power of 365/7)] – 1.

Realized capital gains or losses and unrealized appreciation or depreciation of the assets of the underlying Fidelity® VIP Government Money Market portfolio are not included in the yield calculation.

Other Variable Accounts

“Yield” of the other Variable Accounts is computed in accordance with a different standard method prescribed by the SEC. For each Variable Account, the net investment income (investment income less expenses) per accumulation unit earned during a specified one month or 30-day period is divided by the unit value on the last day of the specified period. This result is then annualized (that is, the yield is assumed to be generated each month or each 30-day period for a year), according to the following formula, which assumes semiannual compounding:

YIELD = 2[(	a – b	+ 1) [6] – 1]
cd

where:

a =net investment income earned during the period by the underlying portfolio of the Variable Account,

b =expenses accrued for the period (net of reimbursements),

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c =the average daily number of accumulation units outstanding during the period that were entitled to receive dividends, and

d =the unit value of the accumulation units on the last day of the period.

The Variable Accounts’ yields will vary from time to time depending upon market conditions, the composition of each portfolio and operating expenses of the Fund allocated to each portfolio. Consequently, any given performance quotation should not be considered representative of the Variable Account’s performance in the future. Yield should also be considered relative to changes in unit values and to the relative risks associated with the investment policies and objectives of the various portfolios. In addition, because performance will fluctuate, it may not provide a basis for comparing the yield of a Variable Account with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

Fidelity® VIP Government Money Market portfolio

Current yield for the Fidelity® VIP Government Money Market portfolio will be based on the change in the value of a hypothetical investment (exclusive of capital charges) over a particular 7-day period, less a pro-rata share of portfolio expenses accrued over that period (the “base period”), and stated as a percentage of the investment at the start of the base period (the “base period return”). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. “Effective yield” for the Fidelity® VIP Government Money Market portfolio assumes that all dividends received during an annual period have been reinvested. Calculation of “effective yield” begins with the same “base period return” used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield: [(Base Period Return + 1)(To the power of 365/7)] – 1.

Other portfolios

Quotations of yield for the remaining portfolios will be based on all investment income per share earned during a particular 30-day period (including dividends and interest), less expenses accrued during the period (“net investment income”), and are computed by dividing net investment income by the maximum offering price per share on the last day of the period, according to the following formula:

YIELD = 2[(	a – b	+ 1)[6] – 1]
cd

where:

a =dividends and interest earned during the period,

b =expenses accrued for the period (net of reimbursements),

c =the average daily number of shares outstanding during the period that were entitled to receive dividends, and

d =the maximum offering price per share on the last day of the period.

Quotations of average annual total return for a portfolio will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in the portfolio over certain periods that will include a period of one year (or, if less, up to the life of the portfolio), calculated pursuant to the following formula: P (1 + T)n = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return for the period, n = the number of periods, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). Quotations of total return may also be shown for other periods. All total return figures reflect the deduction of a proportional share of portfolio expenses on an annual basis, and assume that all dividends and distributions are reinvested when paid.

Financial Statements

The financial statements of Pacific Select Exec Separate Account of Pacific Life as of December 31, 2017 and for each of the periods presented are included in this SAI. Pacific Life’s consolidated financial statements as of December 31, 2017 and 2016 and for each of the three years in the period ended December 31, 2017 are included in

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this SAI. These financial statements should be considered only as bearing on the ability of Pacific Life to meet its obligations under the Policies and not as a bearing on the investment performance of the assets held in the Separate Account.

Independent Registered Public Accounting Firm and Independent Auditors

The financial statements of Pacific Select Exec Separate Account of Pacific Life Insurance Company as of December 31, 2017 and for each of the periods presented have been audited by Deloitte & Touche LLP, independent registered public accounting firm, as stated in their report appearing herein, and is included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements of Pacific Life Insurance Company and Subsidiaries as of December 31, 2017 and 2016 and for each of the three years in the period ended December 31, 2017 have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and is included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The business address of Deloitte & Touche LLP is 695 Town Center Drive, Costa Mesa, CA 92626.

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Form No. 15-42537-04

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
Pacific Life Insurance Company:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Pacific Select Exec Separate Account of Pacific Life Insurance Company (the “Separate Account”) comprising Core Income, Diversified Bond, Floating Rate Income, Floating Rate Loan, High Yield Bond, Inflation Managed, Inflation Strategy, Managed Bond, Short Duration Bond, Emerging Markets Debt, Comstock, Developing Growth, Dividend Growth, Equity Index, Focused Growth, Growth, Large-Cap Growth, Large-Cap Value, Long/Short Large-Cap, Main Street® Core, Mid-Cap Equity, Mid-Cap Growth, Mid-Cap Value, Small-Cap Equity, Small-Cap Index, Small-Cap Value, Value Advantage, Emerging Markets, International Large-Cap, International Small-Cap, International Value, Health Sciences, Real Estate, Technology, Currency Strategies, Diversified Alternatives, Equity Long/Short, Global Absolute Return, Pacific Dynamix - Conservative Growth, Pacific Dynamix - Moderate Growth, Pacific Dynamix - Growth, Portfolio Optimization Conservative, Portfolio Optimization Moderate-Conservative, Portfolio Optimization Moderate, Portfolio Optimization Growth, Portfolio Optimization Aggressive-Growth, PSF DFA Balanced Allocation, Invesco V.I. International Growth Series II, American Century VP Mid Cap Value Class II, American Funds IS Asset Allocation Class 4, American Funds IS Growth Class 4, American Funds IS Growth-Income Class 4, BlackRock® Basic Value V.I. Class III, BlackRock Global Allocation V.I. Class III, BlackRock iShares® Alternative Strategies V.I. Class I, BlackRock iShares Dynamic Allocation V.I. Class I, BlackRock iShares Dynamic Fixed Income V.I. Class I, BlackRock iShares Equity Appreciation V.I. Class I, Dreyfus VIF Appreciation Service Shares, Fidelity® VIP Contrafund® Service Class 2, Fidelity VIP Freedom 2010 Portfolio℠ Service Class 2, Fidelity VIP Freedom 2015 Portfolio℠ Service Class 2, Fidelity VIP Freedom 2020 Portfolio℠ Service Class 2, Fidelity VIP Freedom 2025 Portfolio℠ Service Class 2, Fidelity VIP Freedom 2030 Portfolio℠ Service Class 2, Fidelity VIP Freedom 2035 Portfolio℠ Service Class 2, Fidelity VIP Freedom 2045 Portfolio℠ Service Class 2, Fidelity VIP Freedom Income Portfolio℠ Service Class 2, Fidelity VIP Government Money Market Service Class, Fidelity VIP Growth Service Class 2, Fidelity VIP Mid Cap Service Class 2, Fidelity VIP Value Strategies Service Class 2, Templeton Foreign VIP Class 2, Templeton Global Bond VIP Class 2, Janus Henderson Enterprise Service Shares (formerly named Janus Aspen Series Enterprise Service Shares), Janus Henderson Overseas Service Shares (formerly named Janus Aspen Series Overseas Service Shares), Lazard Retirement Global Dynamic Multi-Asset Service Class, Lazard Retirement U.S. Strategic Equity Service Class, ClearBridge Variable Aggressive Growth - Class II, ClearBridge Variable Mid Cap - Class II, Western Asset Variable Global High Yield Bond - Class II, Lord Abbett Bond Debenture Class VC, Lord Abbett Developing Growth Class VC, Lord Abbett Fundamental Equity Class VC, Lord Abbett Total Return Class VC, Variable Account I, Variable Account II, Variable Account III, Variable Account V, MFS® New Discovery Series - Service Class, MFS Utilities Series - Service Class, MFS Value Series - Service Class, Neuberger Berman Socially Responsive I Class, Oppenheimer Global Fund/VA Service Shares, PIMCO Global Multi-Asset Managed Allocation - Advisor Class, Royce Micro-Cap Service Class, State Street Total Return V.I.S. Class 3, T. Rowe Price Blue Chip Growth - II, T. Rowe Price Equity Income - II, and VanEck VIP Global Hard Assets Initial Class Variable Accounts (collectively, the “Variable Accounts”) including the schedule of investments, as of December 31, 2017, the related statements of operations for the year then ended, the statements of changes in net assets for each of the periods presented, the financial highlights for each of the periods presented, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Variable Accounts constituting the Pacific Select Exec Separate Account of Pacific Life Insurance Company as of December 31, 2017, and the results of their operations for the year then ended, the changes in their net assets for each of the periods presented, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on the Separate Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of investments owned as of December 31, 2017, by correspondence with the transfer agents. We believe that our audits provide a reasonable basis for our opinion.

Costa Mesa, California
February 23, 2018

We have served as the auditor of one or more affiliated investment companies of Pacific Select Exec Separate Account of Pacific Life Insurance Company since 1988.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	Pacific Select Fund
Core Income	Core Income Class I *	146,686	$1,510,891	$1,565,279
Diversified Bond	Diversified Bond Class I *	6,859,241	61,902,933	67,890,831
Floating Rate Income	Floating Rate Income Class I *	327,205	3,533,764	3,811,430
Floating Rate Loan	Floating Rate Loan Class I *	2,489,540	15,758,717	17,324,787
High Yield Bond	High Yield Bond Class I *	11,016,461	75,718,963	88,641,675
Inflation Managed	Inflation Managed Class I *	7,404,116	78,714,472	78,120,906
Inflation Strategy	Inflation Strategy Class I *	184,640	1,850,179	1,882,121
Managed Bond	Managed Bond Class I *	20,637,272	239,964,988	263,703,432
Short Duration Bond	Short Duration Bond Class I *	7,248,330	69,522,362	71,288,674
Emerging Markets Debt	Emerging Markets Debt Class I *	582,263	6,286,207	7,170,036
Comstock	Comstock Class I *	3,934,145	41,306,826	62,218,425
Developing Growth	Developing Growth Class I *	1,437,309	14,730,806	21,818,952
Dividend Growth	Dividend Growth Class I *	3,762,646	47,863,596	75,409,598
Equity Index	Equity Index Class I *	11,563,671	371,994,991	727,247,503
Focused Growth	Focused Growth Class I *	1,185,395	19,636,558	31,719,870
Growth	Growth Class I *	8,112,025	121,974,554	229,222,940
Large-Cap Growth	Large-Cap Growth Class I *	5,243,704	33,887,805	57,581,110
Large-Cap Value	Large-Cap Value Class I *	5,542,545	67,950,468	122,613,420
Long/Short Large-Cap	Long/Short Large-Cap Class I *	1,061,671	11,013,999	15,131,140
Main Street® Core	Main Street Core Class I *	5,279,499	109,352,670	204,297,363
Mid-Cap Equity	Mid-Cap Equity Class I *	5,660,675	69,352,427	119,470,336
Mid-Cap Growth	Mid-Cap Growth Class I *	4,733,642	43,130,849	62,456,656
Mid-Cap Value	Mid-Cap Value Class I *	716,774	10,578,422	13,239,139
Small-Cap Equity	Small-Cap Equity Class I *	1,709,774	28,021,907	35,887,181
Small-Cap Index	Small-Cap Index Class I *	10,162,124	121,416,277	238,300,286
Small-Cap Value	Small-Cap Value Class I *	3,444,846	47,283,511	73,765,449
Value Advantage	Value Advantage Class I *	151,374	2,167,289	2,561,459
Emerging Markets	Emerging Markets Class I *	8,655,013	128,295,394	161,066,992
International Large-Cap	International Large-Cap Class I *	19,212,123	132,405,370	184,441,334
International Small-Cap	International Small-Cap Class I *	3,040,023	26,268,996	34,990,088
International Value	International Value Class I *	10,811,537	106,928,999	139,187,659
Health Sciences	Health Sciences Class I *	1,873,967	44,067,839	66,961,068
Real Estate	Real Estate Class I *	3,622,903	66,412,647	87,743,137
Technology	Technology Class I *	3,214,156	17,793,382	22,840,247
Currency Strategies	Currency Strategies Class I *	71,901	794,828	782,858
Diversified Alternatives	Diversified Alternatives Class I *	13,068	146,448	148,396
Equity Long/Short	Equity Long/Short Class I *	797,520	10,154,609	12,028,933
Global Absolute Return	Global Absolute Return Class I *	458,782	5,208,365	5,484,488
Pacific Dynamix - Conservative Growth	Pacific Dynamix - Conservative Growth Class I *	615,352	8,652,608	9,626,031
Pacific Dynamix - Moderate Growth	Pacific Dynamix - Moderate Growth Class I *	2,197,286	36,477,213	43,018,727
Pacific Dynamix - Growth	Pacific Dynamix - Growth Class I *	2,628,855	45,765,164	57,454,491
Portfolio Optimization Conservative	Portfolio Optimization Conservative Class I *	1,172,754	13,283,049	15,027,546
Portfolio Optimization Moderate-Conservative	Portfolio Optimization Moderate-Conservative Class I *	3,873,375	41,974,408	53,816,329
Portfolio Optimization Moderate	Portfolio Optimization Moderate Class I *	16,693,871	173,771,501	248,075,475
Portfolio Optimization Growth	Portfolio Optimization Growth Class I *	21,508,804	219,007,665	341,465,507
Portfolio Optimization Aggressive-Growth	Portfolio Optimization Aggressive-Growth Class I *	9,639,501	101,767,890	157,880,534
PSF DFA Balanced Allocation	PSF DFA Balanced Allocation Class D *	144,489	1,627,724	1,725,808
	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. International Growth Series II	Invesco V.I. International Growth Series II	810,433	28,427,712	31,874,341

	American Century Variable Portfolios, Inc.
American Century VP Mid Cap Value Class II	American Century VP Mid Cap Value Class II	1,116,519	22,880,505	25,411,966

	American Funds Insurance Series®
American Funds IS Asset Allocation Class 4	American Funds IS Asset Allocation Class 4	2,165,217	46,241,130	50,666,068
American Funds IS Growth Class 4	American Funds IS Growth Class 4	995,683	67,518,816	76,229,480
American Funds IS Growth-Income Class 4	American Funds IS Growth-Income Class 4	1,724,899	78,305,823	85,054,774

	BlackRock® Variable Series Funds, Inc.
BlackRock Basic Value V.I. Class III	BlackRock Basic Value V.I. Class III	1,336,472	19,221,421	20,688,591
BlackRock Global Allocation V.I. Class III	BlackRock Global Allocation V.I. Class III	4,166,563	60,128,076	61,831,789

See Notes to Financial Statements	See explanation of symbol on page SA-5

PACIFIC SELECT EXEC SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2017

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	BlackRock Variable Series Funds, Inc. (Continued)
BlackRock iShares® Alternative Strategies V.I. Class I	BlackRock iShares Alternative Strategies V.I. Class I	152,525	$1,626,423	$1,699,129
BlackRock iShares Dynamic Allocation V.I. Class I	BlackRock iShares Dynamic Allocation V.I. Class I	62,813	636,554	699,105
BlackRock iShares Dynamic Fixed Income V.I. Class I	BlackRock iShares Dynamic Fixed Income V.I. Class I	102,097	1,040,719	1,028,116
BlackRock iShares Equity Appreciation V.I. Class I	BlackRock iShares Equity Appreciation V.I. Class I	113,010	1,184,709	1,327,873

	Dreyfus Variable Investment Fund
Dreyfus VIF Appreciation Service Shares	Dreyfus VIF Appreciation Service Shares	10,670	434,896	473,114

	Fidelity® Variable Insurance Products Funds
Fidelity VIP Contrafund® Service Class 2	Fidelity VIP Contrafund Service Class 2	1,594,749	47,399,124	59,085,454
Fidelity VIP Freedom 2010 PortfolioSM Service Class 2	Fidelity VIP Freedom 2010 Portfolio Service Class 2	108,337	1,330,187	1,446,305
Fidelity VIP Freedom 2015 PortfolioSM Service Class 2	Fidelity VIP Freedom 2015 Portfolio Service Class 2	251,437	3,146,196	3,422,062
Fidelity VIP Freedom 2020 PortfolioSM Service Class 2	Fidelity VIP Freedom 2020 Portfolio Service Class 2	591,951	7,448,885	8,251,794
Fidelity VIP Freedom 2025 PortfolioSM Service Class 2	Fidelity VIP Freedom 2025 Portfolio Service Class 2	689,548	9,167,412	10,026,028
Fidelity VIP Freedom 2030 PortfolioSM Service Class 2	Fidelity VIP Freedom 2030 Portfolio Service Class 2	786,376	10,131,001	11,481,087
Fidelity VIP Freedom 2035 PortfolioSM Service Class 2	Fidelity VIP Freedom 2035 Portfolio Service Class 2	319,458	6,409,854	7,261,285
Fidelity VIP Freedom 2045 PortfolioSM Service Class 2	Fidelity VIP Freedom 2045 Portfolio Service Class 2	295,885	5,697,054	6,367,436
Fidelity VIP Freedom Income PortfolioSM Service Class 2	Fidelity VIP Freedom Income Portfolio Service Class 2	122,201	1,343,350	1,416,311
Fidelity VIP Government Money Market Service Class	Fidelity VIP Government Money Market Service Class	143,550,841	143,550,841	143,550,841
Fidelity VIP Growth Service Class 2	Fidelity VIP Growth Service Class 2	157,626	9,941,968	11,484,633
Fidelity VIP Mid Cap Service Class 2	Fidelity VIP Mid Cap Service Class 2	1,062,933	34,425,398	40,168,220
Fidelity VIP Value Strategies Service Class 2	Fidelity VIP Value Strategies Service Class 2	470,412	6,897,258	6,764,519

	Franklin Templeton Variable Insurance Products Trust
Templeton Foreign VIP Class 2	Templeton Foreign VIP Class 2	1,671,210	24,717,637	25,853,616
Templeton Global Bond VIP Class 2	Templeton Global Bond VIP Class 2	1,962,257	34,442,800	32,396,868

	Janus Aspen Series
Janus Henderson Enterprise Service Shares	Janus Henderson Enterprise Service Shares	281,333	16,359,823	18,756,502
Janus Henderson Overseas Service Shares	Janus Henderson Overseas Service Shares	962,254	29,917,409	29,579,686

	Lazard Retirement Series, Inc.
Lazard Retirement Global Dynamic Multi-Asset Service Class	Lazard Retirement Global Dynamic Multi-Asset Service Class	101,297	1,232,263	1,366,502
Lazard Retirement U.S. Strategic Equity Service Class	Lazard Retirement U.S. Strategic Equity Service Class	98,407	1,171,029	1,278,304

	Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth - Class II	ClearBridge Variable Aggressive Growth - Class II	857,994	24,097,029	22,977,088
ClearBridge Variable Mid Cap - Class II	ClearBridge Variable Mid Cap - Class II	691,044	12,881,732	13,903,796

	Legg Mason Partners Variable Income Trust
Western Asset Variable Global High Yield Bond - Class II	Western Asset Variable Global High Yield Bond - Class II	114,056	866,194	857,700

	Lord Abbett Series Fund, Inc.
Lord Abbett Bond Debenture Class VC	Lord Abbett Bond Debenture Class VC	835,021	10,322,110	10,337,555

Lord Abbett Developing Growth Class VC	Lord Abbett Developing Growth Class VC *	449,705	9,919,255	12,672,694
Lord Abbett Fundamental Equity Class VC	Lord Abbett Fundamental Equity Class VC	336,232	6,425,507	6,341,335
Lord Abbett Total Return Class VC	Lord Abbett Total Return Class VC	2,736,702	46,271,771	45,593,452

	M Fund, Inc.
I	M International Equity	5,599,852	65,527,947	76,045,986
II	M Large Cap Growth	1,857,650	41,127,593	50,175,126
III	M Capital Appreciation	2,064,689	56,302,368	64,500,887
V	M Large Cap Value	2,180,243	28,887,852	30,370,781

	MFS® Variable Insurance Trust
MFS New Discovery Series - Service Class	MFS New Discovery Series - Service Class	1,430,075	23,310,167	26,556,484
MFS Utilities Series - Service Class	MFS Utilities Series - Service Class	402,341	11,567,231	11,659,843
MFS Value Series - Service Class	MFS Value Series - Service Class	845,423	16,006,152	17,373,438

	Neuberger Berman Advisers Management Trust
Neuberger Berman Socially Responsive I Class	Neuberger Berman Socially Responsive I Class	17,668	407,893	452,469

	Oppenheimer Variable Account Funds
Oppenheimer Global Fund/VA Service Shares	Oppenheimer Global Fund/VA Service Shares	216,226	8,316,650	10,136,671

	PIMCO Variable Insurance Trust
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	PIMCO Global Multi-Asset Managed Allocation - Advisor Class	537,873	6,417,273	6,933,185

See Notes to Financial Statements	See explanation of symbol on page SA-5

PACIFIC SELECT EXEC SEPARATE ACCOUNT

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2017

Variable Accounts	Underlying Portfolios/Funds	Shares	Cost	Value
	Royce Capital Fund
Royce Micro-Cap Service Class	Royce Micro-Cap Service Class	203,897	$2,125,389	$2,081,789
	State Street Variable Insurance Series Funds, Inc.
State Street Total Return V.I.S. Class 3	State Street Total Return V.I.S. Class 3	81,186	1,530,297	1,613,968

	T. Rowe Price Equity Series, Inc.
T. Rowe Price Blue Chip Growth - II	T. Rowe Price Blue Chip Growth - II	3,473,268	66,462,016	104,857,951
T. Rowe Price Equity Income - II	T. Rowe Price Equity Income - II	2,351,252	62,500,202	68,562,500

	VanEck VIP Trust
VanEck VIP Global Hard Assets Initial Class	VanEck VIP Global Hard Assets Initial Class *	1,405,930	34,076,992	33,362,717

* The variable account did not receive any dividend or capital gain distributions from its underlying portfolio/fund during the reporting period (See Note 3 in Notes to Financial Statements).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2017

	Variable Accounts
	Core	Diversified	Floating	Floating	High Yield	Inflation
	Income	Bond	Rate Income	Rate Loan	Bond	Managed
ASSETS
Investments in mutual funds, at value	$1,565,279	$67,890,831	$3,811,430	$17,324,787	$88,641,675	$78,120,906
Receivables:
Due from Pacific Life Insurance Company	3,951	2,644	2,446	2,191	—	6,682
Investments sold	—	—	—	—	1,770	—
Total Assets	1,569,230	67,893,475	3,813,876	17,326,978	88,643,445	78,127,588
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	1,664	—
Investments purchased	3,950	2,694	2,444	2,200	—	6,761
Total Liabilities	3,950	2,694	2,444	2,200	1,664	6,761
NET ASSETS	$1,565,280	$67,890,781	$3,811,432	$17,324,778	$88,641,781	$78,120,827
Units Outstanding	145,779	4,041,066	327,340	1,421,081	1,170,958	1,282,494
Accumulation Unit Value	$10.74	$16.80	$11.64	$12.19	$75.70	$60.91
Cost of Investments	$1,510,891	$61,902,933	$3,533,764	$15,758,717	$75,718,963	$78,714,472

	Inflation	Managed	Short Duration	Emerging		Developing
	Strategy	Bond	Bond	Markets Debt	Comstock	Growth
ASSETS
Investments in mutual funds, at value	$1,882,121	$263,703,432	$71,288,674	$7,170,036	$62,218,425	$21,818,952
Receivables:
Due from Pacific Life Insurance Company	234	1,249,950	6,049	236	26,051	4
Investments sold	—	—	—	—	—	97
Total Assets	1,882,355	264,953,382	71,294,723	7,170,272	62,244,476	21,819,053
LIABILITIES
Payables:
Investments purchased	234	1,249,911	6,037	233	25,800	—
Total Liabilities	234	1,249,911	6,037	233	25,800	—
NET ASSETS	$1,882,121	$263,703,471	$71,288,686	$7,170,039	$62,218,676	$21,819,053
Units Outstanding	175,180	3,780,655	5,442,202	569,579	2,386,466	830,450
Accumulation Unit Value	$10.74	$69.75	$13.10	$12.59	$26.07	$26.27
Cost of Investments	$1,850,179	$239,964,988	$69,522,362	$6,286,207	$41,306,826	$14,730,806

	Dividend	Equity	Focused		Large-Cap	Large-Cap
	Growth	Index	Growth	Growth	Growth	Value
ASSETS
Investments in mutual funds, at value	$75,409,598	$727,247,503	$31,719,870	$229,222,940	$57,581,110	$122,613,420
Receivables:
Due from Pacific Life Insurance Company	—	2,703,189	5,559	23,132	—	21,612
Investments sold	81,138	—	—	—	88,784	—
Total Assets	75,490,736	729,950,692	31,725,429	229,246,072	57,669,894	122,635,032
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	81,050	—	—	—	88,734	—
Investments purchased	—	2,702,683	5,543	23,053	—	21,133
Total Liabilities	81,050	2,702,683	5,543	23,053	88,734	21,133
NET ASSETS	$75,409,686	$727,248,009	$31,719,886	$229,223,019	$57,581,160	$122,613,899
Units Outstanding	2,445,375	5,817,356	977,431	2,154,781	3,136,938	3,596,260
Accumulation Unit Value	$30.84	$125.01	$32.45	$106.38	$18.36	$34.09
Cost of Investments	$47,863,596	$371,994,991	$19,636,558	$121,974,554	$33,887,805	$67,950,468

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2017

	Variable Accounts
	Long/Short	Main Street	Mid-Cap	Mid-Cap	Mid-Cap	Small-Cap
	Large-Cap	Core	Equity	Growth	Value	Equity
ASSETS
Investments in mutual funds, at value	$15,131,140	$204,297,363	$119,470,336	$62,456,656	$13,239,139	$35,887,181
Receivables:
Due from Pacific Life Insurance Company	1,691	—	—	—	784	5,333
Investments sold	—	101,914	13,434	43,374	—	—
Total Assets	15,132,831	204,399,277	119,483,770	62,500,030	13,239,923	35,892,514
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	101,879	13,104	43,530	—	—
Investments purchased	1,664	—	—	—	809	5,252
Total Liabilities	1,664	101,879	13,104	43,530	809	5,252
NET ASSETS	$15,131,167	$204,297,398	$119,470,666	$62,456,500	$13,239,114	$35,887,262
Units Outstanding	690,123	1,732,345	2,128,043	2,965,957	366,995	1,060,075
Accumulation Unit Value	$21.93	$117.93	$56.14	$21.06	$36.07	$33.85
Cost of Investments	$11,013,999	$109,352,670	$69,352,427	$43,130,849	$10,578,422	$28,021,907

	Small-Cap	Small-Cap	Value	Emerging	International	International
	Index	Value	Advantage	Markets	Large-Cap	Small-Cap
ASSETS
Investments in mutual funds, at value	$238,300,286	$73,765,449	$2,561,459	$161,066,992	$184,441,334	$34,990,088
Receivables:
Due from Pacific Life Insurance Company	—	503,475	3,129	874,606	—	28,814
Investments sold	457	—	—	—	53,568	—
Total Assets	238,300,743	74,268,924	2,564,588	161,941,598	184,494,902	35,018,902
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	993	—	—	—	53,736	—
Investments purchased	—	503,415	3,128	874,814	—	28,759
Total Liabilities	993	503,415	3,128	874,814	53,736	28,759
NET ASSETS	$238,299,750	$73,765,509	$2,561,460	$161,066,784	$184,441,166	$34,990,143
Units Outstanding	5,727,336	1,357,500	151,366	3,152,903	9,627,555	2,008,375
Accumulation Unit Value	$41.61	$54.34	$16.92	$51.09	$19.16	$17.42
Cost of Investments	$121,416,277	$47,283,511	$2,167,289	$128,295,394	$132,405,370	$26,268,996

	International	Health	Real		Currency	Diversified
	Value	Sciences	Estate	Technology	Strategies	Alternatives
ASSETS
Investments in mutual funds, at value	$139,187,659	$66,961,068	$87,743,137	$22,840,247	$782,858	$148,396
Receivables:
Due from Pacific Life Insurance Company	—	—	14,724	9,851	1	—
Investments sold	24,564	85,516	—	—	—	—
Total Assets	139,212,223	67,046,584	87,757,861	22,850,098	782,859	148,396
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	24,640	85,496	—	—	—	—
Investments purchased	—	—	14,793	9,897	—	—
Total Liabilities	24,640	85,496	14,793	9,897	—	—
NET ASSETS	$139,187,583	$66,961,088	$87,743,068	$22,840,201	$782,859	$148,396
Units Outstanding	4,286,343	1,110,267	1,260,249	1,831,834	73,461	13,280
Accumulation Unit Value	$32.47	$60.31	$69.62	$12.47	$10.66	$11.17
Cost of Investments	$106,928,999	$44,067,839	$66,412,647	$17,793,382	$794,828	$146,448

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2017

	Variable Accounts
			Pacific	Pacific
		Global	Dynamix -	Dynamix -	Pacific	Portfolio
	Equity	Absolute	Conservative	Moderate	Dynamix -	Optimization
	Long/Short	Return	Growth	Growth	Growth	Conservative
ASSETS
Investments in mutual funds, at value	$12,028,933	$5,484,488	$9,626,031	$43,018,727	$57,454,491	$15,027,546
Receivables:
Due from Pacific Life Insurance Company	1,679	—	4,917	138,471	299,001	151
Total Assets	12,030,612	5,484,488	9,630,948	43,157,198	57,753,492	15,027,697
LIABILITIES
Payables:
Investments purchased	1,683	—	4,916	138,500	299,009	153
Total Liabilities	1,683	—	4,916	138,500	299,009	153
NET ASSETS	$12,028,929	$5,484,488	$9,626,032	$43,018,698	$57,454,483	$15,027,544
Units Outstanding	794,888	470,174	506,025	1,948,157	2,256,763	1,133,653
Accumulation Unit Value	$15.13	$11.66	$19.02	$22.08	$25.46	$13.26
Cost of Investments	$10,154,609	$5,208,365	$8,652,608	$36,477,213	$45,765,164	$13,283,049

	Portfolio			Portfolio		Invesco V.I.
	Optimization	Portfolio	Portfolio	Optimization	PSF DFA	International
	Moderate-	Optimization	Optimization	Aggressive-	Balanced	Growth
	Conservative	Moderate	Growth	Growth	Allocation	Series II
ASSETS
Investments in mutual funds, at value	$53,816,329	$248,075,475	$341,465,507	$157,880,534	$1,725,808	$31,874,341
Receivables:
Due from Pacific Life Insurance Company	8,878	—	34,559	308,830	—	897,027
Investments sold	—	868,137	—	—	—	—
Total Assets	53,825,207	248,943,612	341,500,066	158,189,364	1,725,808	32,771,368
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	867,954	—	—	—	—
Investments purchased	8,937	—	34,625	309,011	—	897,008
Total Liabilities	8,937	867,954	34,625	309,011	—	897,008
NET ASSETS	$53,816,270	$248,075,658	$341,465,441	$157,880,353	$1,725,808	$31,874,360
Units Outstanding	3,757,613	16,249,004	21,030,059	9,461,777	144,930	2,158,059
Accumulation Unit Value	$14.32	$15.27	$16.24	$16.69	$11.91	$14.77
Cost of Investments	$41,974,408	$173,771,501	$219,007,665	$101,767,890	$1,627,724	$28,427,712

	American					BlackRock
	Century	American Funds	American Funds	American Funds	BlackRock	Global
	VP Mid Cap	IS Asset Allocation	IS Growth	IS Growth-Income	Basic Value	Allocation
	Value Class II	Class 4	Class 4	Class 4	V.I. Class III	V.I. Class III
ASSETS
Investments in mutual funds, at value	$25,411,966	$50,666,068	$76,229,480	$85,054,774	$20,688,591	$61,831,789
Receivables:
Due from Pacific Life Insurance Company	534,518	14,958	10,365	—	3,128	—
Investments sold	—	—	—	134,835	—	5,900
Total Assets	25,946,484	50,681,026	76,239,845	85,189,609	20,691,719	61,837,689
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	134,824	—	5,918
Investments purchased	534,528	14,968	10,408	—	3,110	—
Total Liabilities	534,528	14,968	10,408	134,824	3,110	5,918
NET ASSETS	$25,411,956	$50,666,058	$76,229,437	$85,054,785	$20,688,609	$61,831,771
Units Outstanding	1,176,754	1,797,931	2,410,313	3,106,257	885,032	2,704,263
Accumulation Unit Value	$21.59	$28.18	$31.63	$27.38	$23.38	$22.86
Cost of Investments	$22,880,505	$46,241,130	$67,518,816	$78,305,823	$19,221,421	$60,128,076

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2017

	Variable Accounts
	BlackRock	BlackRock	BlackRock	BlackRock
	iShares Alternative	iShares Dynamic	iShares Dynamic	iShares Equity	Dreyfus VIF	Fidelity VIP
	Strategies	Allocation	Fixed Income	Appreciation	Appreciation	Contrafund
	V.I. Class I	V.I. Class I	V.I. Class I	V.I. Class I	Service Shares	Service Class 2
ASSETS
Investments in mutual funds, at value	$1,699,129	$699,105	$1,028,116	$1,327,873	$473,114	$59,085,454
Receivables:
Due from Pacific Life Insurance Company	—	1,860	—	—	—	5,143
Investments sold	16,646	—	—	12,909	1	—
Total Assets	1,715,775	700,965	1,028,116	1,340,782	473,115	59,090,597
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	16,645	—	—	12,908	1	—
Investments purchased	—	1,861	—	—	—	5,247
Total Liabilities	16,645	1,861	—	12,908	1	5,247
NET ASSETS	$1,699,130	$699,104	$1,028,116	$1,327,874	$473,114	$59,085,350
Units Outstanding	149,735	61,462	97,616	112,617	29,840	1,995,114
Accumulation Unit Value	$11.35	$11.37	$10.53	$11.79	$15.86	$29.62
Cost of Investments	$1,626,423	$636,554	$1,040,719	$1,184,709	$434,896	$47,399,124

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2010	Freedom 2015	Freedom 2020	Freedom 2025	Freedom 2030	Freedom 2035
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2
ASSETS
Investments in mutual funds, at value	$1,446,305	$3,422,062	$8,251,794	$10,026,028	$11,481,087	$7,261,285
Receivables:
Due from Pacific Life Insurance Company	1	—	13	1,107	250	—
Investments sold	—	—	—	—	—	26,090
Total Assets	1,446,306	3,422,062	8,251,807	10,027,135	11,481,337	7,287,375
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	7	—	—	—	26,088
Investments purchased	—	—	—	1,099	243	—
Total Liabilities	—	7	—	1,099	243	26,088
NET ASSETS	$1,446,306	$3,422,055	$8,251,807	$10,026,036	$11,481,094	$7,261,287
Units Outstanding	90,352	211,178	514,191	595,571	688,721	409,702
Accumulation Unit Value	$16.01	$16.20	$16.05	$16.83	$16.67	$17.72
Cost of Investments	$1,330,187	$3,146,196	$7,448,885	$9,167,412	$10,131,001	$6,409,854

	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2045	Freedom Income	Government	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Portfolio	Portfolio	Money Market	Growth	Mid Cap	Value Strategies
	Service Class 2	Service Class 2	Service Class	Service Class 2	Service Class 2	Service Class 2
ASSETS
Investments in mutual funds, at value	$6,367,436	$1,416,311	$143,550,841	$11,484,633	$40,168,220	$6,764,519
Receivables:
Due from Pacific Life Insurance Company	1,175	637	505,146	—	—	25,435
Investments sold	—	—	—	70,143	8,237	—
Total Assets	6,368,611	1,416,948	144,055,987	11,554,776	40,176,457	6,789,954
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	70,133	8,119	—
Investments purchased	1,174	640	504,874	—	—	25,432
Total Liabilities	1,174	640	504,874	70,133	8,119	25,432
NET ASSETS	$6,367,437	$1,416,308	$143,551,113	$11,484,643	$40,168,338	$6,764,522
Units Outstanding	354,672	97,677	14,255,248	382,067	1,260,670	268,653
Accumulation Unit Value	$17.95	$14.50	$10.07	$30.06	$31.86	$25.18
Cost of Investments	$5,697,054	$1,343,350	$143,550,841	$9,941,968	$34,425,398	$6,897,258

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2017

	Variable Accounts
			Janus	Janus	Lazard Retirement	Lazard
		Templeton	Henderson	Henderson	Global Dynamic	Retirement U.S.
	Templeton Foreign	Global Bond	Enterprise	Overseas	Multi-Asset	Strategic Equity
	VIP Class 2	VIP Class 2	Service Shares	Service Shares	Service Class	Service Class
ASSETS
Investments in mutual funds, at value	$25,853,616	$32,396,868	$18,756,502	$29,579,686	$1,366,502	$1,278,304
Receivables:
Due from Pacific Life Insurance Company	1,013,704	4,807	301,096	80	8,398	—
Total Assets	26,867,320	32,401,675	19,057,598	29,579,766	1,374,900	1,278,304
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	—	3
Investments purchased	1,012,912	4,791	301,093	230	8,397	—
Total Liabilities	1,012,912	4,791	301,093	230	8,397	3
NET ASSETS	$25,854,408	$32,396,884	$18,756,505	$29,579,536	$1,366,503	$1,278,301
Units Outstanding	1,843,186	2,603,285	659,947	2,699,606	108,305	70,042
Accumulation Unit Value	$14.03	$12.44	$28.42	$10.96	$12.62	$18.25
Cost of Investments	$24,717,637	$34,442,800	$16,359,823	$29,917,409	$1,232,263	$1,171,029

	ClearBridge	ClearBridge	Western Asset	Lord Abbett		Lord Abbett
	Variable	Variable	Variable Global	Bond	Lord Abbett	Fundamental
	Aggressive Growth -	Mid Cap -	High Yield Bond -	Debenture	Developing Growth	Equity
	Class II	Class II	Class II	Class VC	Class VC	Class VC
ASSETS
Investments in mutual funds, at value	$22,977,088	$13,903,796	$857,700	$10,337,555	$12,672,694	$6,341,335
Receivables:
Due from Pacific Life Insurance Company	4,643	73,013	1	1,916,206	498	434
Total Assets	22,981,731	13,976,809	857,701	12,253,761	12,673,192	6,341,769
LIABILITIES
Payables:
Investments purchased	4,656	73,028	—	1,916,184	623	435
Total Liabilities	4,656	73,028	—	1,916,184	623	435
NET ASSETS	$22,977,075	$13,903,781	$857,701	$10,337,577	$12,672,569	$6,341,334
Units Outstanding	967,177	636,772	75,413	847,582	675,697	307,699
Accumulation Unit Value	$23.76	$21.83	$11.37	$12.20	$18.75	$20.61
Cost of Investments	$24,097,029	$12,881,732	$866,194	$10,322,110	$9,919,255	$6,425,507

						MFS
	Lord Abbett					New Discovery
	Total Return					Series -
	Class VC	I	II	III	V	Service Class
ASSETS
Investments in mutual funds, at value	$45,593,452	$76,045,986	$50,175,126	$64,500,887	$30,370,781	$26,556,484
Receivables:
Due from Pacific Life Insurance Company	20,720	5,292	5,817	56,454	4,242	1,335
Total Assets	45,614,172	76,051,278	50,180,943	64,557,341	30,375,023	26,557,819
LIABILITIES
Payables:
Investments purchased	20,731	5,366	5,117	56,140	4,530	1,344
Total Liabilities	20,731	5,366	5,117	56,140	4,530	1,344
NET ASSETS	$45,593,441	$76,045,912	$50,175,826	$64,501,201	$30,370,493	$26,556,475
Units Outstanding	4,107,392	1,905,029	805,188	674,210	969,099	1,094,536
Accumulation Unit Value	$11.10	$39.92	$62.32	$95.67	$31.34	$24.26
Cost of Investments	$46,271,771	$65,527,947	$41,127,593	$56,302,368	$28,887,852	$23,310,167

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2017

	Variable Accounts
					PIMCO
	MFS	MFS	Neuberger Berman		Global Multi-
	Utilities	Value	Socially	Oppenheimer	Asset Managed	Royce
	Series -	Series -	Responsive	Global Fund/VA	Allocation -	Micro-Cap
	Service Class	Service Class	I Class	Service Shares	Advisor Class	Service Class
ASSETS
Investments in mutual funds, at value	$11,659,843	$17,373,438	$452,469	$10,136,671	$6,933,185	$2,081,789
Receivables:
Due from Pacific Life Insurance Company	3,885	1,280,577	429	37,220	—	2,931
Total Assets	11,663,728	18,654,015	452,898	10,173,891	6,933,185	2,084,720
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	—	—	—	—	52	—
Investments purchased	3,858	1,280,583	429	36,737	45	2,969
Total Liabilities	3,858	1,280,583	429	36,737	97	2,969
NET ASSETS	$11,659,870	$17,373,432	$452,469	$10,137,154	$6,933,088	$2,081,751
Units Outstanding	630,731	1,338,421	26,217	610,541	612,282	149,935
Accumulation Unit Value	$18.49	$12.98	$17.26	$16.60	$11.32	$13.88
Cost of Investments	$11,567,231	$16,006,152	$407,893	$8,316,650	$6,417,273	$2,125,389

	State Street	T. Rowe Price	T. Rowe Price	VanEck VIP
	Total Return	Blue Chip	Equity	Global Hard Assets
	V.I.S. Class 3	Growth - II	Income - II	Initial Class
ASSETS
Investments in mutual funds, at value	$1,613,968	$104,857,951	$68,562,500	$33,362,717
Receivables:
Due from Pacific Life Insurance Company	—	1,315,283	1,368	13,906
Total Assets	1,613,968	106,173,234	68,563,868	33,376,623
LIABILITIES
Payables:
Due to Pacific Life Insurance Company	1	—	—	—
Investments purchased	—	1,315,379	1,495	13,934
Total Liabilities	1	1,315,379	1,495	13,934
NET ASSETS	$1,613,967	$104,857,855	$68,562,373	$33,362,689
Units Outstanding	96,389	3,038,914	2,895,397	1,613,669
Accumulation Unit Value	$16.74	$34.51	$23.68	$20.68
Cost of Investments	$1,530,297	$66,462,016	$62,500,202	$34,076,992

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2017

	Variable Accounts
	Core	Diversified	Floating	Floating	High Yield	Inflation
	Income	Bond	Rate Income	Rate Loan	Bond	Managed
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	14,747	603,336	193,575	254,796	2,231,473	(1,824,329)
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	14,747	603,336	193,575	254,796	2,231,473	(1,824,329)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	42,959	3,572,448	(37,078)	387,384	4,412,709	4,683,673
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$57,706	$4,175,784	$156,497	$642,180	$6,644,182	$2,859,344

	Inflation	Managed	Short Duration	Emerging		Developing
	Strategy	Bond	Bond	Markets Debt	Comstock	Growth
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	4,266	1,067,613	420,733	66,959	2,049,817	398,700
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	4,266	1,067,613	420,733	66,959	2,049,817	398,700
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	53,212	10,802,674	418,179	621,901	7,439,293	4,919,000
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$57,478	$11,870,287	$838,912	$688,860	$9,489,110	$5,317,700

	Dividend	Equity	Focused		Large-Cap	Large-Cap
	Growth	Index	Growth	Growth	Growth	Value
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	4,989,046	25,492,901	1,879,602	4,843,924	2,549,973	6,841,677
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	4,989,046	25,492,901	1,879,602	4,843,924	2,549,973	6,841,677
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	7,598,066	106,325,083	5,787,518	51,205,749	12,521,454	8,635,101
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$12,587,112	$131,817,984	$7,667,120	$56,049,673	$15,071,427	$15,476,778

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2017

	Variable Accounts
	Long/Short	Main Street	Mid-Cap	Mid-Cap	Mid-Cap	Small-Cap
	Large-Cap	Core	Equity	Growth	Value	Equity
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	630,948	9,233,107	9,842,670	564,503	424,177	1,443,599
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	630,948	9,233,107	9,842,670	564,503	424,177	1,443,599
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	2,090,793	22,124,670	15,992,947	11,732,921	1,310,859	1,344,640
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,721,741	$31,357,777	$25,835,617	$12,297,424	$1,735,036	$2,788,239

	Small-Cap	Small-Cap	Value	Emerging	International	International
	Index	Value	Advantage	Markets	Large-Cap	Small-Cap
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	12,919,273	3,284,820	108,321	1,885,590	5,196,580	908,280
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	12,919,273	3,284,820	108,321	1,885,590	5,196,580	908,280
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	17,776,223	2,610,326	204,714	38,694,619	36,115,051	7,198,764
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$30,695,496	$5,895,146	$313,035	$40,580,209	$41,311,631	$8,107,044

	International	Health	Real		Currency	Diversified
	Value	Sciences	Estate	Technology	Strategies	Alternatives
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	2,096,447	4,451,546	4,297,917	1,003,735	8,026	744
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	2,096,447	4,451,546	4,297,917	1,003,735	8,026	744
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	23,082,723	8,905,849	(1,577,951)	4,946,714	(37,474)	1,604
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$25,179,170	$13,357,395	$2,719,966	$5,950,449	$(29,448)	$2,348

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2017

	Variable Accounts
			Pacific	Pacific
		Global	Dynamix -	Dynamix -	Pacific	Portfolio
	Equity	Absolute	Conservative	Moderate	Dynamix -	Optimization
	Long/Short	Return	Growth	Growth	Growth	Conservative
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$—
Net Investment Income	—	—	—	—	—	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	129,465	74,915	270,041	1,234,509	581,772	852,649
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	129,465	74,915	270,041	1,234,509	581,772	852,649
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,361,058	130,376	537,300	3,499,202	7,017,973	333,900
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,490,523	$205,291	$807,341	$4,733,711	$7,599,745	$1,186,549

	Portfolio			Portfolio		Invesco V.I.
	Optimization	Portfolio	Portfolio	Optimization	PSF DFA	International
	Moderate-	Optimization	Optimization	Aggressive-	Balanced	Growth
	Conservative	Moderate	Growth	Growth	Allocation	Series II
INVESTMENT INCOME
Dividends (1)	$—	$—	$—	$—	$—	$358,605
Net Investment Income	—	—	—	—	—	358,605
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	1,355,957	6,142,693	8,554,684	4,185,590	29,890	66,291
Capital gain distributions (1)	—	—	—	—	—	—
Realized Gain (Loss) on Investments	1,355,957	6,142,693	8,554,684	4,185,590	29,890	66,291
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	3,766,566	23,574,102	40,701,971	20,978,530	92,144	5,049,377
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$5,122,523	$29,716,795	$49,256,655	$25,164,120	$122,034	$5,474,273

	American					BlackRock
	Century	American Funds	American Funds	American Funds	BlackRock	Global
	VP Mid Cap	IS Asset Allocation	IS Growth	IS Growth-Income	Basic Value	Allocation
	Value Class II	Class 4	Class 4	Class 4	V.I. Class III	V.I. Class III
INVESTMENT INCOME
Dividends (1)	$384,946	$633,986	$305,895	$1,024,735	$245,882	$770,214
Net Investment Income	384,946	633,986	305,895	1,024,735	245,882	770,214
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	1,992,784	341,870	379,554	66,641	(1,939,114)	(106,510)
Capital gain distributions (1)	644,520	2,005,931	6,719,126	5,024,021	876,916	709,310
Realized Gain (Loss) on Investments	2,637,304	2,347,801	7,098,680	5,090,662	(1,062,198)	602,800
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	50,052	3,524,593	9,564,435	9,388,064	2,389,687	6,337,194
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,072,302	$6,506,380	$16,969,010	$15,503,461	$1,573,371	$7,710,208

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2017

	Variable Accounts
	BlackRock	BlackRock	BlackRock	BlackRock
	iShares Alternative	iShares Dynamic	iShares Dynamic	iShares Equity	Dreyfus VIF	Fidelity VIP
	Strategies	Allocation	Fixed Income	Appreciation	Appreciation	Contrafund
	V.I. Class I	V.I. Class I	V.I. Class I	V.I. Class I	Service Shares	Service Class 2
INVESTMENT INCOME
Dividends (1)	$45,375	$12,824	$20,727	$23,058	$4,304	$432,348
Net Investment Income	45,375	12,824	20,727	23,058	4,304	432,348
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	24,252	6,815	(229)	23,575	(13,210)	2,612,554
Capital gain distributions (1)	—	—	—	—	48,679	3,019,111
Realized Gain (Loss) on Investments	24,252	6,815	(229)	23,575	35,469	5,631,665
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	108,376	56,488	6,874	130,692	68,046	4,802,233
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$178,003	$76,127	$27,372	$177,325	$107,819	$10,866,246

	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2010	Freedom 2015	Freedom 2020	Freedom 2025	Freedom 2030	Freedom 2035
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2	Service Class 2
INVESTMENT INCOME
Dividends (1)	$18,296	$42,233	$98,206	$118,358	$124,547	$68,259
Net Investment Income	18,296	42,233	98,206	118,358	124,547	68,259
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	6,305	116,399	296,282	384,324	658,353	67,914
Capital gain distributions (1)	28,475	92,017	227,739	267,343	387,791	176,337
Realized Gain (Loss) on Investments	34,780	208,416	524,021	651,667	1,046,144	244,251
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	106,208	219,001	576,657	856,368	883,216	817,693
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$159,284	$469,650	$1,198,884	$1,626,393	$2,053,907	$1,130,203

	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Freedom 2045	Freedom Income	Government	Fidelity VIP	Fidelity VIP	Fidelity VIP
	Portfolio	Portfolio	Money Market	Growth	Mid Cap	Value Strategies
	Service Class 2	Service Class 2	Service Class	Service Class 2	Service Class 2	Service Class 2
INVESTMENT INCOME
Dividends (1)	$57,512	$18,273	$858,222	$6,301	$183,589	$78,503
Net Investment Income	57,512	18,273	858,222	6,301	183,589	78,503
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	31,502	15,330	—	214,204	552,879	77,511
Capital gain distributions (1)	148,972	12,855	—	587,327	1,705,616	1,479,862
Realized Gain (Loss) on Investments	180,474	28,185	—	801,531	2,258,495	1,557,373
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	671,617	70,451	—	1,725,358	4,562,239	(543,409)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$909,603	$116,909	$858,222	$2,533,190	$7,004,323	$1,092,467

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2017

	Variable Accounts
			Janus	Janus	Lazard Retirement	Lazard
		Templeton	Henderson	Henderson	Global Dynamic	Retirement U.S.
	Templeton Foreign	Global Bond	Enterprise	Overseas	Multi-Asset	Strategic Equity
	VIP Class 2	VIP Class 2	Service Shares	Service Shares	Service Class	Service Class
INVESTMENT INCOME
Dividends (1)	$594,580	$—	$24,323	$268,412	$—	$19,386
Net Investment Income	594,580	—	24,323	268,412	—	19,386
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(452,238)	(516,246)	187,092	(485,030)	7,953	(17,356)
Capital gain distributions (1)	—	100,765	1,111,849	—	71,423	37,032
Realized Gain (Loss) on Investments	(452,238)	(415,481)	1,298,941	(485,030)	79,376	19,676
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	3,264,275	1,001,028	2,594,399	4,368,730	145,789	172,209
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,406,617	$585,547	$3,917,663	$4,152,112	$225,165	$211,271

	ClearBridge	ClearBridge	Western Asset	Lord Abbett		Lord Abbett
	Variable	Variable	Variable Global	Bond	Lord Abbett	Fundamental
	Aggressive Growth -	Mid Cap -	High Yield Bond -	Debenture	Developing Growth	Equity
	Class II	Class II	Class II	Class VC	Class VC	Class VC
INVESTMENT INCOME
Dividends (1)	$58,997	$25,571	$36,343	$340,839	$—	$64,408
Net Investment Income	58,997	25,571	36,343	340,839	—	64,408
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(86,081)	84,171	16,042	131,715	(131,131)	(80,236)
Capital gain distributions (1)	1,463,123	759,589	—	80,295	—	476,477
Realized Gain (Loss) on Investments	1,377,042	843,760	16,042	212,010	(131,131)	396,241
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,698,119	759,312	(7,012)	41,267	2,923,340	267,409
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,134,158	$1,628,643	$45,373	$594,116	$2,792,209	$728,058

						MFS
	Lord Abbett					New Discovery
	Total Return					Series -
	Class VC	I	II	III	V	Service Class
INVESTMENT INCOME
Dividends (1)	$1,086,206	$1,179,313	$—	$—	$425,439	$—
Net Investment Income	1,086,206	1,179,313	—	—	425,439	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(112,106)	631,556	2,128,150	2,816,750	957,599	307,771
Capital gain distributions (1)	—	—	1,349,262	6,739,279	1,419,409	464,819
Realized Gain (Loss) on Investments	(112,106)	631,556	3,477,412	9,556,029	2,377,008	772,590
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	645,583	13,132,846	10,939,269	1,027,695	1,201,252	3,465,719
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,619,683	$14,943,715	$14,416,681	$10,583,724	$4,003,699	$4,238,309

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2017

	Variable Accounts
					PIMCO
	MFS	MFS	Neuberger Berman		Global Multi-
	Utilities	Value	Socially	Oppenheimer	Asset Managed	Royce
	Series -	Series -	Responsive	Global Fund/VA	Allocation -	Micro-Cap
	Service Class	Service Class	I Class	Service Shares	Advisor Class	Service Class
INVESTMENT INCOME
Dividends (1)	$493,175	$231,012	$2,029	$57,328	$136,534	$11,044
Net Investment Income	493,175	231,012	2,029	57,328	136,534	11,044
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(469,115)	210,635	4,171	(96,717)	(22,523)	(73,568)
Capital gain distributions (1)	—	535,090	14,598	—	—	213,461
Realized Gain (Loss) on Investments	(469,115)	745,725	18,769	(96,717)	(22,523)	139,893
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,555,499	1,104,278	42,821	2,407,224	701,749	(60,709)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,579,559	$2,081,015	$63,619	$2,367,835	$815,760	$90,228

	State Street	T. Rowe Price	T. Rowe Price	VanEck VIP
	Total Return	Blue Chip	Equity	Global Hard Assets
	V.I.S. Class 3	Growth - II	Income - II	Initial Class
INVESTMENT INCOME
Dividends (1)	$27,300	$—	$983,137	$—
Net Investment Income	27,300	—	983,137	—
REALIZED GAIN (LOSS) ON INVESTMENTS
Realized gain (loss) on sale of investments	(4,087)	2,999,987	1,483,049	(2,392,828)
Capital gain distributions (1)	42,178	1,221,752	6,497,430	—
Realized Gain (Loss) on Investments	38,091	4,221,739	7,980,479	(2,392,828)
CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	140,837	22,862,432	513,522	1,387,277
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$206,228	$27,084,171	$9,477,138	$(1,005,551)

(1) See Note 3 in Notes to Financial Statements.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	Core Income		Diversified Bond		Floating Rate Income
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	14,747	25,684	603,336	1,676,990	193,575	15,382
Change in net unrealized appreciation (depreciation) on investments	42,959	14,336	3,572,448	1,388,536	(37,078)	317,931
Net Increase (Decrease) in Net Assets Resulting from Operations	57,706	40,020	4,175,784	3,065,526	156,497	333,313
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	190,319	96,165	2,605,467	2,298,591	177,921	202,224
Transfers between variable and fixed accounts, net	476,564	619,533	7,069,270	(873,174)	(1,021,936)	1,632,785
Policy maintenance charges	(98,688)	(75,953)	(2,395,321)	(2,671,641)	(165,744)	(169,612)
Policy benefits and terminations	(18,638)	(29,098)	(3,499,235)	(1,520,225)	(344,259)	(162,680)
Policy loans and loan repayments	(5,572)	(22,943)	27,821	(28,865)	111,927	31,932
Other	623	201	24,415	10,351	3,214	4,417
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	544,608	587,905	3,832,417	(2,784,963)	(1,238,877)	1,539,066
NET INCREASE (DECREASE) IN NET ASSETS	602,314	627,925	8,008,201	280,563	(1,082,380)	1,872,379
NET ASSETS
Beginning of Year	962,966	335,041	59,882,580	59,602,017	4,893,812	3,021,433
End of Year	$1,565,280	$962,966	$67,890,781	$59,882,580	$3,811,432	$4,893,812

	Floating Rate Loan		High Yield Bond		Inflation Managed
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	254,796	112,900	2,231,473	2,560,853	(1,824,329)	(2,665,174)
Change in net unrealized appreciation (depreciation) on investments	387,384	1,159,943	4,412,709	9,029,968	4,683,673	6,942,170
Net Increase (Decrease) in Net Assets Resulting from Operations	642,180	1,272,843	6,644,182	11,590,821	2,859,344	4,276,996
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	844,330	869,865	4,082,838	3,935,773	3,833,023	3,878,082
Transfers between variable and fixed accounts, net	1,036,883	2,172,663	(2,210,892)	4,169,786	(1,585,714)	(6,605,679)
Policy maintenance charges	(812,924)	(782,174)	(3,518,255)	(3,762,177)	(3,552,813)	(4,156,004)
Policy benefits and terminations	(489,852)	(365,029)	(3,008,355)	(4,690,004)	(3,293,609)	(3,987,392)
Policy loans and loan repayments	7,134	(160,447)	291,984	176,354	(44,386)	(184,939)
Other	10,590	7,752	44,065	27,753	52,688	36,755
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	596,161	1,742,630	(4,318,615)	(142,515)	(4,590,811)	(11,019,177)
NET INCREASE (DECREASE) IN NET ASSETS	1,238,341	3,015,473	2,325,567	11,448,306	(1,731,467)	(6,742,181)
NET ASSETS
Beginning of Year	16,086,437	13,070,964	86,316,214	74,867,908	79,852,294	86,594,475
End of Year	$17,324,778	$16,086,437	$88,641,781	$86,316,214	$78,120,827	$79,852,294

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	Inflation Strategy		Managed Bond		Short Duration Bond
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	4,266	(7,917)	1,067,613	2,330,260	420,733	312,430
Change in net unrealized appreciation (depreciation) on investments	53,212	48,373	10,802,674	5,240,016	418,179	792,912
Net Increase (Decrease) in Net Assets Resulting from Operations	57,478	40,456	11,870,287	7,570,276	838,912	1,105,342
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	145,947	149,772	11,669,015	11,802,392	4,556,419	4,786,833
Transfers between variable and fixed accounts, net	(63,455)	73,327	10,534,343	(1,316,504)	6,252,881	2,281,073
Policy maintenance charges	(75,144)	(78,914)	(11,824,604)	(12,934,036)	(3,636,435)	(3,770,348)
Policy benefits and terminations	(45,208)	(55,448)	(9,811,646)	(12,178,503)	(2,789,313)	(4,078,648)
Policy loans and loan repayments	(6,589)	(17,288)	79,771	125,099	16,701	(191,443)
Other	661	(8,145)	125,801	91,717	35,192	33,514
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(43,788)	63,304	772,680	(14,409,835)	4,435,445	(939,019)
NET INCREASE (DECREASE) IN NET ASSETS	13,690	103,760	12,642,967	(6,839,559)	5,274,357	166,323
NET ASSETS
Beginning of Year	1,868,431	1,764,671	251,060,504	257,900,063	66,014,329	65,848,006
End of Year	$1,882,121	$1,868,431	$263,703,471	$251,060,504	$71,288,686	$66,014,329

	Emerging Markets Debt		Comstock		Developing Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	66,959	17,918	2,049,817	2,576,689	398,700	80,492
Change in net unrealized appreciation (depreciation) on investments	621,901	546,757	7,439,293	5,499,094	4,919,000	(708,856)
Net Increase (Decrease) in Net Assets Resulting from Operations	688,860	564,675	9,489,110	8,075,783	5,317,700	(628,364)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	217,954	188,424	4,751,959	4,569,033	—	—
Transfers between variable and fixed accounts, net	2,086,011	812,769	(65,474)	(1,728,652)	(502,568)	(542,595)
Policy maintenance charges	(207,415)	(162,116)	(3,118,896)	(2,939,590)	(727,387)	(822,359)
Policy benefits and terminations	(142,684)	(45,879)	(2,634,678)	(3,523,403)	(806,768)	(747,873)
Policy loans and loan repayments	14,407	(4,174)	(184,369)	(265,251)	(142,610)	(159,431)
Other	2,582	1,142	13,365	2,716	(2,146)	(730)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,970,855	790,166	(1,238,093)	(3,885,147)	(2,181,479)	(2,272,988)
NET INCREASE (DECREASE) IN NET ASSETS	2,659,715	1,354,841	8,251,017	4,190,636	3,136,221	(2,901,352)
NET ASSETS
Beginning of Year	4,510,324	3,155,483	53,967,659	49,777,023	18,682,832	21,584,184
End of Year	$7,170,039	$4,510,324	$62,218,676	$53,967,659	$21,819,053	$18,682,832

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	Dividend Growth		Equity Index		Focused Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	4,989,046	2,654,895	25,492,901	24,755,084	1,879,602	2,215,248
Change in net unrealized appreciation (depreciation) on investments	7,598,066	4,244,547	106,325,083	42,981,671	5,787,518	(1,799,958)
Net Increase (Decrease) in Net Assets Resulting from Operations	12,587,112	6,899,442	131,817,984	67,736,755	7,667,120	415,290
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	3,149,636	3,455,092	24,807,559	21,955,575	1,293,165	1,383,713
Transfers between variable and fixed accounts, net	(3,656,754)	4,692,240	(22,162,303)	(7,814,202)	(773,451)	(2,713,256)
Policy maintenance charges	(2,819,237)	(2,814,196)	(24,288,353)	(24,630,456)	(1,256,342)	(1,275,468)
Policy benefits and terminations	(3,068,657)	(2,431,419)	(18,849,513)	(18,596,532)	(1,761,584)	(1,010,450)
Policy loans and loan repayments	(255,466)	(243,680)	(571,543)	(1,167,391)	(13,998)	(112,130)
Other	21,968	16,281	236,309	168,931	11,660	8,998
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(6,628,510)	2,674,318	(40,827,844)	(30,084,075)	(2,500,550)	(3,718,593)
NET INCREASE (DECREASE) IN NET ASSETS	5,958,602	9,573,760	90,990,140	37,652,680	5,166,570	(3,303,303)
NET ASSETS
Beginning of Year	69,451,084	59,877,324	636,257,869	598,605,189	26,553,316	29,856,619
End of Year	$75,409,686	$69,451,084	$727,248,009	$636,257,869	$31,719,886	$26,553,316

	Growth		Large-Cap Growth		Large-Cap Value
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	4,843,924	682,299	2,549,973	2,864,042	6,841,677	5,686,567
Change in net unrealized appreciation (depreciation) on investments	51,205,749	3,196,129	12,521,454	(2,579,893)	8,635,101	7,816,651
Net Increase (Decrease) in Net Assets Resulting from Operations	56,049,673	3,878,428	15,071,427	284,149	15,476,778	13,503,218
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	7,667,793	7,627,685	2,672,819	2,779,711	4,326,556	4,682,451
Transfers between variable and fixed accounts, net	3,281,608	(2,936,363)	(988,177)	(2,142,087)	(3,387,325)	(3,951,493)
Policy maintenance charges	(9,528,270)	(9,242,765)	(2,237,450)	(2,152,158)	(4,216,902)	(4,454,875)
Policy benefits and terminations	(8,417,885)	(9,793,666)	(2,090,188)	(2,613,827)	(4,450,737)	(3,702,137)
Policy loans and loan repayments	(431,425)	163,997	(215,146)	(273,954)	(131,947)	(733,401)
Other	40,534	31,557	1,851	(22,804)	21,604	17,276
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(7,387,645)	(14,149,555)	(2,856,291)	(4,425,119)	(7,838,751)	(8,142,179)
NET INCREASE (DECREASE) IN NET ASSETS	48,662,028	(10,271,127)	12,215,136	(4,140,970)	7,638,027	5,361,039
NET ASSETS
Beginning of Year	180,560,991	190,832,118	45,366,024	49,506,994	114,975,872	109,614,833
End of Year	$229,223,019	$180,560,991	$57,581,160	$45,366,024	$122,613,899	$114,975,872

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	Long/Short Large-Cap		Main Street Core		Mid-Cap Equity
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	630,948	548,064	9,233,107	11,671,539	9,842,670	3,631,471
Change in net unrealized appreciation (depreciation) on investments	2,090,793	486,890	22,124,670	8,164,127	15,992,947	13,456,848
Net Increase (Decrease) in Net Assets Resulting from Operations	2,721,741	1,034,954	31,357,777	19,835,666	25,835,617	17,088,319
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	596,110	681,730	7,274,421	7,517,730	3,744,211	3,788,935
Transfers between variable and fixed accounts, net	589,036	(593,852)	(4,143,451)	(3,882,782)	(12,303,254)	5,203,097
Policy maintenance charges	(570,296)	(534,352)	(9,617,523)	(9,639,538)	(4,226,918)	(4,082,447)
Policy benefits and terminations	(317,258)	(315,341)	(9,523,538)	(7,385,327)	(5,995,713)	(4,688,809)
Policy loans and loan repayments	(112,826)	(81,958)	237,008	357,692	(59,510)	(239,581)
Other	6,533	4,407	35,114	22,330	23,096	18,375
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	191,299	(839,366)	(15,737,969)	(13,009,895)	(18,818,088)	(430)
NET INCREASE (DECREASE) IN NET ASSETS	2,913,040	195,588	15,619,808	6,825,771	7,017,529	17,087,889
NET ASSETS
Beginning of Year	12,218,127	12,022,539	188,677,590	181,851,819	112,453,137	95,365,248
End of Year	$15,131,167	$12,218,127	$204,297,398	$188,677,590	$119,470,666	$112,453,137

	Mid-Cap Growth		Mid-Cap Value		Small-Cap Equity
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	564,503	(374,974)	424,177	188,039	1,443,599	1,089,278
Change in net unrealized appreciation (depreciation) on investments	11,732,921	2,928,893	1,310,859	1,289,302	1,344,640	5,013,712
Net Increase (Decrease) in Net Assets Resulting from Operations	12,297,424	2,553,919	1,735,036	1,477,341	2,788,239	6,102,990
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,823,283	2,978,056	1,550,289	1,086,626	1,312,382	1,145,133
Transfers between variable and fixed accounts, net	8,988,992	(2,601,489)	229,882	161,593	2,076,742	9,249,556
Policy maintenance charges	(2,218,850)	(2,119,650)	(698,058)	(674,192)	(1,438,542)	(1,085,562)
Policy benefits and terminations	(1,500,078)	(1,965,167)	(614,657)	(462,612)	(678,624)	(496,767)
Policy loans and loan repayments	213,973	(482,494)	(29,753)	(72,476)	(132,300)	(48,258)
Other	20,487	11,085	6,829	3,910	23,344	9,959
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	8,327,807	(4,179,659)	444,532	42,849	1,163,002	8,774,061
NET INCREASE (DECREASE) IN NET ASSETS	20,625,231	(1,625,740)	2,179,568	1,520,190	3,951,241	14,877,051
NET ASSETS
Beginning of Year	41,831,269	43,457,009	11,059,546	9,539,356	31,936,021	17,058,970
End of Year	$62,456,500	$41,831,269	$13,239,114	$11,059,546	$35,887,262	$31,936,021

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	Small-Cap Index		Small-Cap Value		Value Advantage
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	12,919,273	5,348,663	3,284,820	2,397,285	108,321	80,153
Change in net unrealized appreciation (depreciation) on investments	17,776,223	33,940,808	2,610,326	14,546,675	204,714	153,634
Net Increase (Decrease) in Net Assets Resulting from Operations	30,695,496	39,289,471	5,895,146	16,943,960	313,035	233,787
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	7,142,873	7,174,471	2,937,774	2,945,346	358,485	362,823
Transfers between variable and fixed accounts, net	(14,011,304)	8,293,870	(2,316,354)	(857,170)	363,488	(1,638,222)
Policy maintenance charges	(8,851,318)	(8,458,732)	(2,454,101)	(2,497,742)	(191,415)	(128,617)
Policy benefits and terminations	(7,319,357)	(8,519,327)	(2,930,195)	(2,292,777)	(84,741)	(13,230)
Policy loans and loan repayments	245,255	34,525	(296,245)	(219,251)	(13,216)	(15,846)
Other	64,466	47,557	28,808	15,984	988	509
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(22,729,385)	(1,427,636)	(5,030,313)	(2,905,610)	433,589	(1,432,583)
NET INCREASE (DECREASE) IN NET ASSETS	7,966,111	37,861,835	864,833	14,038,350	746,624	(1,198,796)
NET ASSETS
Beginning of Year	230,333,639	192,471,804	72,900,676	58,862,326	1,814,836	3,013,632
End of Year	$238,299,750	$230,333,639	$73,765,509	$72,900,676	$2,561,460	$1,814,836

	Emerging Markets		International Large-Cap		International Small-Cap
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	1,885,590	72,282	5,196,580	2,299,916	908,280	1,428,730
Change in net unrealized appreciation (depreciation) on investments	38,694,619	6,997,076	36,115,051	(1,245,027)	7,198,764	(467,235)
Net Increase (Decrease) in Net Assets Resulting from Operations	40,580,209	7,069,358	41,311,631	1,054,889	8,107,044	961,495
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	5,852,307	5,541,711	8,688,823	8,829,005	1,339,494	1,345,669
Transfers between variable and fixed accounts, net	6,038,119	10,487,308	(5,081,598)	17,526,514	2,002,998	2,404,830
Policy maintenance charges	(5,153,016)	(4,699,622)	(6,678,543)	(6,150,985)	(1,142,478)	(1,035,005)
Policy benefits and terminations	(4,357,590)	(3,260,824)	(5,263,025)	(3,507,989)	(977,331)	(695,450)
Policy loans and loan repayments	(256,562)	(278,133)	(250,254)	(2,529,539)	(45,799)	(147,490)
Other	64,297	36,226	71,713	73,429	10,093	8,307
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,187,555	7,826,666	(8,512,884)	14,240,435	1,186,977	1,880,861
NET INCREASE (DECREASE) IN NET ASSETS	42,767,764	14,896,024	32,798,747	15,295,324	9,294,021	2,842,356
NET ASSETS
Beginning of Year	118,299,020	103,402,996	151,642,419	136,347,095	25,696,122	22,853,766
End of Year	$161,066,784	$118,299,020	$184,441,166	$151,642,419	$34,990,143	$25,696,122

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year/Period Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	International Value		Health Sciences		Real Estate
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	2,096,447	(12,251,146)	4,451,546	7,647,382	4,297,917	3,427,607
Change in net unrealized appreciation (depreciation) on investments	23,082,723	15,979,062	8,905,849	(11,722,492)	(1,577,951)	2,425,357
Net Increase (Decrease) in Net Assets Resulting from Operations	25,179,170	3,727,916	13,357,395	(4,075,110)	2,719,966	5,852,964
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	7,578,604	8,193,872	3,650,347	3,681,449	4,430,010	4,410,025
Transfers between variable and fixed accounts, net	(491,964)	(8,841,046)	(1,720,883)	(5,561,558)	(2,161,531)	(1,098,110)
Policy maintenance charges	(6,113,327)	(6,117,327)	(2,775,809)	(2,955,298)	(3,536,515)	(3,959,357)
Policy benefits and terminations	(5,119,061)	(6,021,334)	(2,825,432)	(3,210,900)	(4,159,913)	(3,317,996)
Policy loans and loan repayments	425,878	439,767	(73,866)	(35,202)	(440,640)	9,920
Other	38,620	60,304	28,010	27,756	23,655	25,277
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(3,681,250)	(12,285,764)	(3,717,633)	(8,053,753)	(5,844,934)	(3,930,241)
NET INCREASE (DECREASE) IN NET ASSETS	21,497,920	(8,557,848)	9,639,762	(12,128,863)	(3,124,968)	1,922,723
NET ASSETS
Beginning of Year	117,689,663	126,247,511	57,321,326	69,450,189	90,868,036	88,945,313
End of Year	$139,187,583	$117,689,663	$66,961,088	$57,321,326	$87,743,068	$90,868,036

	Technology		Currency Strategies		Diversified Alternatives (1)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	1,003,735	177,624	8,026	20,127	744	(55)
Change in net unrealized appreciation (depreciation) on investments	4,946,714	(1,357,237)	(37,474)	10,634	1,604	344
Net Increase (Decrease) in Net Assets Resulting from Operations	5,950,449	(1,179,613)	(29,448)	30,761	2,348	289
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,023,943	999,504	39,267	66,183	30,384	561
Transfers between variable and fixed accounts, net	2,790,617	(1,002,520)	(18,101)	328,207	102,643	27,941
Policy maintenance charges	(854,679)	(771,351)	(32,870)	(44,444)	(15,674)	(1,635)
Policy benefits and terminations	(552,180)	(811,884)	(12,052)	(21,133)	—	—
Policy loans and loan repayments	(58,284)	81,950	(6)	(21,329)	1,536	—
Other	5,721	5,801	361	283	2	1
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,355,138	(1,498,500)	(23,401)	307,767	118,891	26,868
NET INCREASE (DECREASE) IN NET ASSETS	8,305,587	(2,678,113)	(52,849)	338,528	121,239	27,157
NET ASSETS
Beginning of Year or Period	14,534,614	17,212,727	835,708	497,180	27,157	—
End of Year or Period	$22,840,201	$14,534,614	$782,859	$835,708	$148,396	$27,157

(1) Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
					Pacific Dynamix -
	Equity Long/Short		Global Absolute Return		Conservative Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	129,465	158,430	74,915	65,899	270,041	93,783
Change in net unrealized appreciation (depreciation) on investments	1,361,058	542,908	130,376	69,227	537,300	342,843
Net Increase (Decrease) in Net Assets Resulting from Operations	1,490,523	701,338	205,291	135,126	807,341	436,626
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	659,694	290,948	163,624	158,488	751,948	706,231
Transfers between variable and fixed accounts, net	4,403,848	(247,068)	2,251,172	(151,504)	1,280,567	2,039,346
Policy maintenance charges	(284,910)	(127,053)	(142,063)	(136,625)	(567,404)	(464,169)
Policy benefits and terminations	(126,261)	(124,016)	(282,656)	(29,704)	(484,626)	(149,783)
Policy loans and loan repayments	103,212	(4,021)	162,921	5,212	(3,052)	(5,268)
Other	12,166	13,024	684	465	3,569	2,309
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	4,767,749	(198,186)	2,153,682	(153,668)	981,002	2,128,666
NET INCREASE (DECREASE) IN NET ASSETS	6,258,272	503,152	2,358,973	(18,542)	1,788,343	2,565,292
NET ASSETS
Beginning of Year	5,770,657	5,267,505	3,125,515	3,144,057	7,837,689	5,272,397
End of Year	$12,028,929	$5,770,657	$5,484,488	$3,125,515	$9,626,032	$7,837,689

	Pacific Dynamix -		Pacific Dynamix -		Portfolio Optimization
	Moderate Growth		Growth		Conservative
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	1,234,509	513,246	581,772	342,220	852,649	160,573
Change in net unrealized appreciation (depreciation) on investments	3,499,202	1,684,300	7,017,973	2,845,829	333,900	864,885
Net Increase (Decrease) in Net Assets Resulting from Operations	4,733,711	2,197,546	7,599,745	3,188,049	1,186,549	1,025,458
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	4,124,501	3,988,923	7,103,070	5,235,500	1,032,064	1,196,057
Transfers between variable and fixed accounts, net	8,420,284	4,673,907	9,127,144	4,547,296	(3,050,520)	2,110,590
Policy maintenance charges	(2,933,229)	(2,427,531)	(3,362,962)	(2,159,442)	(1,338,307)	(1,474,082)
Policy benefits and terminations	(2,863,933)	(745,950)	(629,828)	(405,414)	(1,186,912)	(1,800,745)
Policy loans and loan repayments	(291,710)	(134,622)	(344,299)	(147,240)	(32,353)	883,450
Other	14,902	7,262	17,819	10,111	10,899	18,533
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	6,470,815	5,361,989	11,910,944	7,080,811	(4,565,129)	933,803
NET INCREASE (DECREASE) IN NET ASSETS	11,204,526	7,559,535	19,510,689	10,268,860	(3,378,580)	1,959,261
NET ASSETS
Beginning of Year	31,814,172	24,254,637	37,943,794	27,674,934	18,406,124	16,446,863
End of Year	$43,018,698	$31,814,172	$57,454,483	$37,943,794	$15,027,544	$18,406,124

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year/Period Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	Portfolio Optimization		Portfolio Optimization		Portfolio Optimization
	Moderate-Conservative		Moderate		Growth
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$—	$—
Realized gain (loss) on investments	1,355,957	1,289,145	6,142,693	4,263,989	8,554,684	6,713,308
Change in net unrealized appreciation (depreciation) on investments	3,766,566	1,810,676	23,574,102	13,052,233	40,701,971	18,274,421
Net Increase (Decrease) in Net Assets Resulting from Operations	5,122,523	3,099,821	29,716,795	17,316,222	49,256,655	24,987,729
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	3,240,215	2,581,272	14,049,052	15,545,476	20,239,114	21,880,480
Transfers between variable and fixed accounts, net	1,382,190	(1,026,274)	(1,089,093)	6,859,819	(3,317,954)	(10,667,546)
Policy maintenance charges	(2,418,269)	(2,607,556)	(13,624,598)	(14,266,556)	(15,381,267)	(16,508,523)
Policy benefits and terminations	(1,376,580)	(2,851,506)	(10,230,330)	(11,145,378)	(16,569,112)	(12,092,276)
Policy loans and loan repayments	134,672	247,413	(1,151,954)	(872,746)	(546,151)	(1,752,523)
Other	28,241	21,548	144,313	104,924	274,405	232,600
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	990,469	(3,635,103)	(11,902,610)	(3,774,461)	(15,300,965)	(18,907,788)
NET INCREASE (DECREASE) IN NET ASSETS	6,112,992	(535,282)	17,814,185	13,541,761	33,955,690	6,079,941
NET ASSETS
Beginning of Year	47,703,278	48,238,560	230,261,473	216,719,712	307,509,751	301,429,810
End of Year	$53,816,270	$47,703,278	$248,075,658	$230,261,473	$341,465,441	$307,509,751

	Portfolio Optimization		PSF DFA		Invesco V.I. International
	Aggressive-Growth		Balanced Allocation (1)		Growth Series II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$—	$—	$358,605	$262,081
Realized gain (loss) on investments	4,185,590	3,204,393	29,890	130	66,291	(72,013)
Change in net unrealized appreciation (depreciation) on investments	20,978,530	8,695,391	92,144	5,940	5,049,377	(437,475)
Net Increase (Decrease) in Net Assets Resulting from Operations	25,164,120	11,899,784	122,034	6,070	5,474,273	(247,407)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	11,511,282	11,843,996	317,554	21,265	1,830,316	1,587,551
Transfers between variable and fixed accounts, net	(1,937,455)	(2,924,402)	1,141,478	272,210	3,734,988	5,366,894
Policy maintenance charges	(6,556,416)	(6,934,176)	(146,725)	(8,005)	(1,219,585)	(1,016,995)
Policy benefits and terminations	(7,042,477)	(5,150,193)	—	—	(851,018)	(264,230)
Policy loans and loan repayments	202,411	(107,834)	—	—	(236,546)	5,031
Other	109,706	80,717	(277)	204	11,720	7,027
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(3,712,949)	(3,191,892)	1,312,030	285,674	3,269,875	5,685,278
NET INCREASE (DECREASE) IN NET ASSETS	21,451,171	8,707,892	1,434,064	291,744	8,744,148	5,437,871
NET ASSETS
Beginning of Year or Period	136,429,182	127,721,290	291,744	—	23,130,212	17,692,341
End of Year or Period	$157,880,353	$136,429,182	$1,725,808	$291,744	$31,874,360	$23,130,212

(1) Operations commenced or resumed during 2016 (See Financial Highlights for commencement date of operations).

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	American Century		American Funds IS Asset		American Funds IS
	VP Mid Cap Value Class II		Allocation Class 4		Growth Class 4
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$384,946	$288,937	$633,986	$534,401	$305,895	$343,694
Realized gain (loss) on investments	2,637,304	906,467	2,347,801	780,986	7,098,680	5,025,569
Change in net unrealized appreciation (depreciation) on investments	50,052	2,476,851	3,524,593	1,746,923	9,564,435	(78,505)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,072,302	3,672,255	6,506,380	3,062,310	16,969,010	5,290,758
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,284,619	880,423	4,949,117	4,094,244	3,912,893	3,887,309
Transfers between variable and fixed accounts, net	(6,748,784)	16,775,335	3,814,080	8,056,981	(732,678)	(273,977)
Policy maintenance charges	(969,662)	(653,628)	(2,712,613)	(2,386,312)	(3,073,294)	(3,049,618)
Policy benefits and terminations	(1,552,480)	(456,233)	(1,927,857)	(725,059)	(2,990,055)	(2,894,126)
Policy loans and loan repayments	(75,821)	(16,381)	38,330	(738,614)	(159,301)	(89,551)
Other	10,689	6,166	14,161	9,132	29,064	24,569
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(8,051,439)	16,535,682	4,175,218	8,310,372	(3,013,371)	(2,395,394)
NET INCREASE (DECREASE) IN NET ASSETS	(4,979,137)	20,207,937	10,681,598	11,372,682	13,955,639	2,895,364
NET ASSETS
Beginning of Year	30,391,093	10,183,156	39,984,460	28,611,778	62,273,798	59,378,434
End of Year	$25,411,956	$30,391,093	$50,666,058	$39,984,460	$76,229,437	$62,273,798

	American Funds IS		BlackRock Basic Value		BlackRock Global Allocation
	Growth-Income Class 4		V.I. Class III		V.I. Class III
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,024,735	$865,701	$245,882	$386,442	$770,214	$697,220
Realized gain (loss) on investments	5,090,662	6,938,369	(1,062,198)	(236,729)	602,800	(422,741)
Change in net unrealized appreciation (depreciation) on investments	9,388,064	(658,973)	2,389,687	3,877,515	6,337,194	1,848,271
Net Increase (Decrease) in Net Assets Resulting from Operations	15,503,461	7,145,097	1,573,371	4,027,228	7,710,208	2,122,750
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	4,274,256	4,604,491	1,103,496	1,261,360	4,944,817	4,866,961
Transfers between variable and fixed accounts, net	1,510,120	642,493	(10,440,420)	5,713,444	(333,736)	(2,267,809)
Policy maintenance charges	(3,934,134)	(3,876,056)	(1,012,148)	(1,027,358)	(3,373,499)	(3,483,037)
Policy benefits and terminations	(3,089,872)	(2,046,184)	(792,389)	(302,258)	(3,618,534)	(1,708,084)
Policy loans and loan repayments	(266,585)	(308,197)	(100,008)	(73,845)	(443,102)	(144,442)
Other	24,134	14,877	9,498	10,165	39,367	31,189
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,482,081)	(968,576)	(11,231,971)	5,581,508	(2,784,687)	(2,705,222)
NET INCREASE (DECREASE) IN NET ASSETS	14,021,380	6,176,521	(9,658,600)	9,608,736	4,925,521	(582,472)
NET ASSETS
Beginning of Year	71,033,405	64,856,884	30,347,209	20,738,473	56,906,250	57,488,722
End of Year	$85,054,785	$71,033,405	$20,688,609	$30,347,209	$61,831,771	$56,906,250

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
	2017	2016	2017	2016	2017	2016
	BlackRock iShares		BlackRock iShares		BlackRock iShares
	Alternative Strategies V.I. Class I		Dynamic Allocation V.I. Class I		Dynamic Fixed Income V.I. Class I
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$45,375	$34,737	$12,824	$5,020	$20,727	$10,498
Realized gain (loss) on investments	24,252	5,470	6,815	(1,023)	(229)	6,516
Change in net unrealized appreciation (depreciation) on investments	108,376	(22,097)	56,488	10,544	6,874	(17,478)
Net Increase (Decrease) in Net Assets Resulting from Operations	178,003	18,110	76,127	14,541	27,372	(464)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	196,522	72,107	59,158	17,709	83,040	21,720
Transfers between variable and fixed accounts, net	268,650	893,586	376,617	141,632	456,796	579,489
Policy maintenance charges	(107,347)	(46,831)	(50,471)	(14,842)	(52,933)	(30,789)
Policy benefits and terminations	(74,525)	—	—	—	(44,255)	(71,865)
Policy loans and loan repayments	(36,662)	(9,549)	101	2,213	4,497	(14,629)
Other	1,195	586	133	21	133	186
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	247,833	909,899	385,538	146,733	447,278	484,112
NET INCREASE (DECREASE) IN NET ASSETS	425,836	928,009	461,665	161,274	474,650	483,648
NET ASSETS
Beginning of Year	1,273,294	345,285	237,439	76,165	553,466	69,818
End of Year	$1,699,130	$1,273,294	$699,104	$237,439	$1,028,116	$553,466

	BlackRock iShares		Dreyfus VIF		Fidelity VIP Contrafund
	Equity Appreciation V.I. Class I		Appreciation Service Shares		Service Class 2
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income	$23,058	$3,588	$4,304	$7,208	$432,348	$311,864
Realized gain (loss) on investments	23,575	(4,704)	35,469	32,862	5,631,665	7,189,558
Change in net unrealized appreciation (depreciation) on investments	130,692	21,148	68,046	(1,484)	4,802,233	(3,697,132)
Net Increase (Decrease) in Net Assets Resulting from Operations	177,325	20,032	107,819	38,586	10,866,246	3,804,290
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	528,384	32,289	36,146	27,273	3,065,995	2,813,553
Transfers between variable and fixed accounts, net	485,956	47,191	(229,351)	221,554	(245,042)	(2,972,166)
Policy maintenance charges	(76,541)	(15,903)	(24,308)	(24,332)	(2,433,236)	(2,450,969)
Policy benefits and terminations	(7,271)	—	(425)	—	(3,552,468)	(2,998,124)
Policy loans and loan repayments	(4,916)	(326)	(9,895)	(3,805)	(379,455)	(176,860)
Other	134	141	164	304	23,625	21,576
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	925,746	63,392	(227,669)	220,994	(3,520,581)	(5,762,990)
NET INCREASE (DECREASE) IN NET ASSETS	1,103,071	83,424	(119,850)	259,580	7,345,665	(1,958,700)
NET ASSETS
Beginning of Year	224,803	141,379	592,964	333,384	51,739,685	53,698,385
End of Year	$1,327,874	$224,803	$473,114	$592,964	$59,085,350	$51,739,685

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016
	Fidelity VIP Freedom 2010 Portfolio Service Class 2		Fidelity VIP Freedom 2015 Portfolio Service Class 2		Fidelity VIP Freedom 2020 Portfolio Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$18,296	$10,351	$42,233	$30,268	$98,206	$100,937
Realized gain (loss) on investments	34,780	47,701	208,416	71,787	524,021	338,835
Change in net unrealized appreciation (depreciation) on investments	106,208	(30,991)	219,001	18,170	576,657	(2,622)
Net Increase (Decrease) in Net Assets Resulting from Operations	159,284	27,061	469,650	120,225	1,198,884	437,150
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	34,371	71,532	138,346	117,081	431,987	549,016
Transfers between variable and fixed accounts, net	512,629	(896,149)	804,737	330,012	(380,675)	105,925
Policy maintenance charges	(47,371)	(59,968)	(153,611)	(129,927)	(450,743)	(490,084)
Policy benefits and terminations	(34,452)	(76,483)	(234,636)	(35,997)	(487,523)	(276,757)
Policy loans and loan repayments	3,326	(9,249)	8	5,816	(8,196)	(5,911)
Other	493	379	2,149	1,860	7,348	6,708
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	468,996	(969,938)	556,993	288,845	(887,802)	(111,103)
NET INCREASE (DECREASE) IN NET ASSETS	628,280	(942,877)	1,026,643	409,070	311,082	326,047
NET ASSETS
Beginning of Year	818,026	1,760,903	2,395,412	1,986,342	7,940,725	7,614,678
End of Year	$1,446,306	$818,026	$3,422,055	$2,395,412	$8,251,807	$7,940,725

	Fidelity VIP Freedom 2025 Portfolio Service Class 2		Fidelity VIP Freedom 2030 Portfolio Service Class 2		Fidelity VIP Freedom 2035 Portfolio Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$118,358	$117,923	$124,547	$119,926	$68,259	$48,550
Realized gain (loss) on investments	651,667	457,920	1,046,144	549,530	244,251	95,508
Change in net unrealized appreciation (depreciation) on investments	856,368	(51,665)	883,216	(79,573)	817,693	135,993
Net Increase (Decrease) in Net Assets Resulting from Operations	1,626,393	524,178	2,053,907	589,883	1,130,203	280,051
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	873,109	559,974	829,041	919,850	1,204,447	750,276
Transfers between variable and fixed accounts, net	(955,337)	246,950	(227,554)	655,125	1,181,390	511,216
Policy maintenance charges	(493,178)	(499,845)	(554,822)	(549,638)	(423,611)	(326,232)
Policy benefits and terminations	(270,250)	(210,530)	(660,963)	(430,898)	(310,246)	(39,799)
Policy loans and loan repayments	(31,811)	(77,276)	(43,086)	(67,516)	71,934	(26,229)
Other	5,034	2,728	7,189	2,681	(3,828)	(782)
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(872,433)	22,001	(650,195)	529,604	1,720,086	868,450
NET INCREASE (DECREASE) IN NET ASSETS	753,960	546,179	1,403,712	1,119,487	2,850,289	1,148,501
NET ASSETS
Beginning of Year	9,272,076	8,725,897	10,077,382	8,957,895	4,410,998	3,262,497
End of Year	$10,026,036	$9,272,076	$11,481,094	$10,077,382	$7,261,287	$4,410,998

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016
	Fidelity VIP Freedom 2045 Portfolio Service Class 2		Fidelity VIP Freedom Income Portfolio Service Class 2		Fidelity VIP Government Money Market Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$57,512	$39,844	$18,273	$19,532	$858,222	$185,586
Realized gain (loss) on investments	180,474	88,773	28,185	16,853	—	—
Change in net unrealized appreciation (depreciation) on investments	671,617	84,598	70,451	27,544	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	909,603	213,215	116,909	63,929	858,222	185,586
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,164,845	707,945	48,342	60,564	116,019,709	114,988,592
Transfers between variable and fixed accounts, net	1,273,572	644,442	(204,346)	(42,954)	(90,762,748)	(133,275,217)
Policy maintenance charges	(478,775)	(406,904)	(67,714)	(79,594)	(17,738,217)	(18,594,325)
Policy benefits and terminations	(65,982)	(39,619)	(57,138)	(58,105)	(16,086,147)	(22,275,753)
Policy loans and loan repayments	(63,459)	(35,065)	674	979	(8,092,626)	(1,353,388)
Other	(88)	426	942	424	227,506	202,251
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,830,113	871,225	(279,240)	(118,686)	(16,432,523)	(60,307,840)
NET INCREASE (DECREASE) IN NET ASSETS	2,739,716	1,084,440	(162,331)	(54,757)	(15,574,301)	(60,122,254)
NET ASSETS
Beginning of Year	3,627,721	2,543,281	1,578,639	1,633,396	159,125,414	219,247,668
End of Year	$6,367,437	$3,627,721	$1,416,308	$1,578,639	$143,551,113	$159,125,414

	Fidelity VIP Growth Service Class 2		Fidelity VIP Mid Cap Service Class 2		Fidelity VIP Value Strategies Service Class 2
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$6,301	$—	$183,589	$107,449	$78,503	$49,997
Realized gain (loss) on investments	801,531	686,761	2,258,495	3,573,214	1,557,373	287,072
Change in net unrealized appreciation (depreciation) on investments	1,725,358	(696,493)	4,562,239	301,662	(543,409)	140,199
Net Increase (Decrease) in Net Assets Resulting from Operations	2,533,190	(9,732)	7,004,323	3,982,325	1,092,467	477,268
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	524,946	356,792	1,846,324	1,763,684	485,048	471,492
Transfers between variable and fixed accounts, net	2,682,154	(376,219)	(279,165)	(3,448,426)	(125,563)	(384,064)
Policy maintenance charges	(369,164)	(282,136)	(1,295,505)	(1,345,112)	(284,556)	(286,892)
Policy benefits and terminations	(395,727)	(219,319)	(1,876,614)	(1,967,711)	(178,188)	(340,776)
Policy loans and loan repayments	(252,314)	(89,212)	(109,787)	85,932	(60,554)	1,722
Other	3,217	3,134	25,804	26,989	4,096	1,506
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	2,193,112	(606,960)	(1,688,943)	(4,884,644)	(159,717)	(537,012)
NET INCREASE (DECREASE) IN NET ASSETS	4,726,302	(616,692)	5,315,380	(902,319)	932,750	(59,744)
NET ASSETS
Beginning of Year	6,758,341	7,375,033	34,852,958	35,755,277	5,831,772	5,891,516
End of Year	$11,484,643	$6,758,341	$40,168,338	$34,852,958	$6,764,522	$5,831,772

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016
	Templeton Foreign VIP Class 2		Templeton Global Bond VIP Class 2		Janus Henderson Enterprise Service Shares
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$594,580	$333,202	$—	$—	$24,323	$3,153
Realized gain (loss) on investments	(452,238)	(473,640)	(415,481)	(1,827,571)	1,298,941	825,702
Change in net unrealized appreciation (depreciation) on investments	3,264,275	1,429,548	1,001,028	2,714,007	2,594,399	437,153
Net Increase (Decrease) in Net Assets Resulting from Operations	3,406,617	1,289,110	585,547	886,436	3,917,663	1,266,008
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,269,200	1,327,415	2,070,400	2,273,707	817,838	729,252
Transfers between variable and fixed accounts, net	3,557,687	1,898,324	2,356,419	(7,641,514)	2,264,659	1,704,236
Policy maintenance charges	(1,163,511)	(1,044,627)	(1,419,943)	(1,685,313)	(598,194)	(485,950)
Policy benefits and terminations	(476,426)	(348,328)	(1,260,655)	(779,207)	(1,097,716)	(336,659)
Policy loans and loan repayments	353	(108,568)	(191,474)	(24,828)	(49,021)	(20,183)
Other	8,258	856	31,934	28,518	7,050	4,012
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	3,195,561	1,725,072	1,586,681	(7,828,637)	1,344,616	1,594,708
NET INCREASE (DECREASE) IN NET ASSETS	6,602,178	3,014,182	2,172,228	(6,942,201)	5,262,279	2,860,716
NET ASSETS
Beginning of Year	19,252,230	16,238,048	30,224,656	37,166,857	13,494,226	10,633,510
End of Year	$25,854,408	$19,252,230	$32,396,884	$30,224,656	$18,756,505	$13,494,226

	Janus Henderson Overseas Service Shares		Lazard Retirement Global Dynamic Multi-Asset Service Class		Lazard Retirement U.S. Strategic Equity Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$268,412	$579,513	$—	$2,626	$19,386	$1,316
Realized gain (loss) on investments	(485,030)	(438,771)	79,376	(6,248)	19,676	(47,072)
Change in net unrealized appreciation (depreciation) on investments	4,368,730	(1,081,501)	145,789	32,300	172,209	152,825
Net Increase (Decrease) in Net Assets Resulting from Operations	4,152,112	(940,759)	225,165	28,678	211,271	107,069
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,015,231	1,158,390	119,748	95,583	96,345	94,511
Transfers between variable and fixed accounts, net	13,201,731	(851,415)	63,455	135,576	(123,646)	(612)
Policy maintenance charges	(685,177)	(604,295)	(74,180)	(51,896)	(93,755)	(92,719)
Policy benefits and terminations	(329,915)	(653,850)	(41,179)	(23,022)	(71,181)	(138,747)
Policy loans and loan repayments	782	(52,550)	22,502	(700)	(19,354)	(33,811)
Other	10,379	6,957	887	132	606	543
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	13,213,031	(996,763)	91,233	155,673	(210,985)	(170,835)
NET INCREASE (DECREASE) IN NET ASSETS	17,365,143	(1,937,522)	316,398	184,351	286	(63,766)
NET ASSETS
Beginning of Year	12,214,393	14,151,915	1,050,105	865,754	1,278,015	1,341,781
End of Year	$29,579,536	$12,214,393	$1,366,503	$1,050,105	$1,278,301	$1,278,015

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016
	ClearBridge Variable Aggressive Growth - Class II		ClearBridge Variable Mid Cap - Class II		Western Asset Variable Global High Yield Bond - Class II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$58,997	$79,660	$25,571	$49,856	$36,343	$22,325
Realized gain (loss) on investments	1,377,042	922,098	843,760	112,357	16,042	2,865
Change in net unrealized appreciation (depreciation) on investments	1,698,119	(834,367)	759,312	1,037,553	(7,012)	10,956
Net Increase (Decrease) in Net Assets Resulting from Operations	3,134,158	167,391	1,628,643	1,199,766	45,373	36,146
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,457,775	2,724,419	912,287	1,061,186	12,020	17,261
Transfers between variable and fixed accounts, net	(432,186)	(522,083)	(1,517,686)	897,805	451,610	257,647
Policy maintenance charges	(1,492,843)	(1,476,467)	(571,004)	(555,539)	(24,991)	(17,044)
Policy benefits and terminations	(373,356)	(1,150,736)	(453,717)	(406,631)	(24,261)	(7,935)
Policy loans and loan repayments	36,195	(146,932)	57,320	(5,047)	(256)	(8,964)
Other	8,117	10,912	4,467	3,490	166	84
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	203,702	(560,887)	(1,568,333)	995,264	414,288	241,049
NET INCREASE (DECREASE) IN NET ASSETS	3,337,860	(393,496)	60,310	2,195,030	459,661	277,195
NET ASSETS
Beginning of Year	19,639,215	20,032,711	13,843,471	11,648,441	398,040	120,845
End of Year	$22,977,075	$19,639,215	$13,903,781	$13,843,471	$857,701	$398,040

	Lord Abbett Bond Debenture Class VC		Lord Abbett Developing Growth Class VC		Lord Abbett Fundamental Equity Class VC
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$340,839	$238,784	$—	$—	$64,408	$66,965
Realized gain (loss) on investments	212,010	(23,078)	(131,131)	(300,815)	396,241	(137,170)
Change in net unrealized appreciation (depreciation) on investments	41,267	117,130	2,923,340	503,530	267,409	893,780
Net Increase (Decrease) in Net Assets Resulting from Operations	594,116	332,836	2,792,209	202,715	728,058	823,575
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	832,222	521,125	566,717	584,314	373,934	345,215
Transfers between variable and fixed accounts, net	4,639,171	2,951,384	813,277	3,075,463	(252,126)	(177,604)
Policy maintenance charges	(456,263)	(254,160)	(437,187)	(343,941)	(333,973)	(341,049)
Policy benefits and terminations	(607,117)	(62,785)	(344,476)	(470,545)	(171,312)	(63,395)
Policy loans and loan repayments	77,109	(68,473)	4,312	101,765	(22,332)	(4,190)
Other	2,442	837	(1,081)	4,616	1,950	127
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	4,487,564	3,087,928	601,562	2,951,672	(403,859)	(240,896)
NET INCREASE (DECREASE) IN NET ASSETS	5,081,680	3,420,764	3,393,771	3,154,387	324,199	582,679
NET ASSETS
Beginning of Year	5,255,897	1,835,133	9,278,798	6,124,411	6,017,135	5,434,456
End of Year	$10,337,577	$5,255,897	$12,672,569	$9,278,798	$6,341,334	$6,017,135

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016
	Lord Abbett Total Return Class VC		I		II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$1,086,206	$1,069,319	$1,179,313	$759,208	$—	$—
Realized gain (loss) on investments	(112,106)	121,362	631,556	968,902	3,477,412	4,253,914
Change in net unrealized appreciation (depreciation) on investments	645,583	324,940	13,132,846	(1,648,391)	10,939,269	(5,242,551)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,619,683	1,515,621	14,943,715	79,719	14,416,681	(988,637)
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	5,342,133	5,071,978	2,832,517	1,996,030	1,843,018	1,813,868
Transfers between variable and fixed accounts, net	2,435,598	2,785,444	(1,623,493)	9,231,893	(1,302,299)	(3,182,415)
Policy maintenance charges	(3,038,381)	(2,875,105)	(2,044,150)	(1,918,853)	(1,611,510)	(1,534,270)
Policy benefits and terminations	(1,534,289)	(633,769)	(2,029,756)	(1,586,856)	(1,422,400)	(1,258,785)
Policy loans and loan repayments	(70,489)	(101,668)	155,223	69,831	24,944	62,181
Other	21,212	11,401	39,135	6,233	14,640	8,068
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	3,155,784	4,258,281	(2,670,524)	7,798,278	(2,453,607)	(4,091,353)
NET INCREASE (DECREASE) IN NET ASSETS	4,775,467	5,773,902	12,273,191	7,877,997	11,963,074	(5,079,990)
NET ASSETS
Beginning of Year	40,817,974	35,044,072	63,772,721	55,894,724	38,212,752	43,292,742
End of Year	$45,593,441	$40,817,974	$76,045,912	$63,772,721	$50,175,826	$38,212,752

	III		V		MFS New Discovery Series - Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$—	$425,439	$508,321	$—	$—
Realized gain (loss) on investments	9,556,029	4,400,514	2,377,008	1,071,504	772,590	(82,954)
Change in net unrealized appreciation (depreciation) on investments	1,027,695	5,729,768	1,201,252	998,974	3,465,719	1,083,609
Net Increase (Decrease) in Net Assets Resulting from Operations	10,583,724	10,130,282	4,003,699	2,578,799	4,238,309	1,000,655
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	2,293,200	2,138,053	1,323,131	1,438,851	1,334,311	1,263,379
Transfers between variable and fixed accounts, net	(3,084,584)	78,089	(1,458,883)	(820,208)	9,694,063	915,655
Policy maintenance charges	(1,937,413)	(1,866,706)	(1,039,516)	(1,076,399)	(905,880)	(693,782)
Policy benefits and terminations	(1,872,899)	(938,522)	(862,317)	(882,366)	(1,025,801)	(60,314)
Policy loans and loan repayments	250,007	77,857	81,877	64,517	(229,990)	(12,676)
Other	28,389	14,646	12,475	11,419	5,006	3,849
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(4,323,300)	(496,583)	(1,943,233)	(1,264,186)	8,871,709	1,416,111
NET INCREASE (DECREASE) IN NET ASSETS	6,260,424	9,633,699	2,060,466	1,314,613	13,110,018	2,416,766
NET ASSETS
Beginning of Year	58,240,777	48,607,078	28,310,027	26,995,414	13,446,457	11,029,691
End of Year	$64,501,201	$58,240,777	$30,370,493	$28,310,027	$26,556,475	$13,446,457

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016
	MFS Utilities Series - Service Class		MFS Value Series - Service Class		Neuberger Berman Socially Responsive I Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$493,175	$441,175	$231,012	$99,460	$2,029	$2,379
Realized gain (loss) on investments	(469,115)	(552,129)	745,725	515,225	18,769	11,293
Change in net unrealized appreciation (depreciation) on investments	1,555,499	1,609,272	1,104,278	270,034	42,821	15,637
Net Increase (Decrease) in Net Assets Resulting from Operations	1,579,559	1,498,318	2,081,015	884,719	63,619	29,309
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	807,819	791,135	1,117,940	369,368	26,900	21,764
Transfers between variable and fixed accounts, net	(648,603)	(1,480,322)	4,878,703	9,090,649	65,753	(14,594)
Policy maintenance charges	(540,885)	(619,268)	(573,917)	(237,672)	(21,481)	(15,412)
Policy benefits and terminations	(554,943)	(526,256)	(749,898)	(47,478)	(777)	(446)
Policy loans and loan repayments	(131,231)	(58,268)	(14,567)	66,446	3,503	440
Other	7,752	8,560	6,278	1,446	194	19
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(1,060,091)	(1,884,419)	4,664,539	9,242,759	74,092	(8,229)
NET INCREASE (DECREASE) IN NET ASSETS	519,468	(386,101)	6,745,554	10,127,478	137,711	21,080
NET ASSETS
Beginning of Year	11,140,402	11,526,503	10,627,878	500,400	314,758	293,678
End of Year	$11,659,870	$11,140,402	$17,373,432	$10,627,878	$452,469	$314,758

	Oppenheimer Global Fund/VA Service Shares		PIMCO Global Multi-Asset Managed Allocation - Advisor Class		Royce Micro-Cap Service Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$57,328	$50,457	$136,534	$138,750	$11,044	$10,352
Realized gain (loss) on investments	(96,717)	(73,150)	(22,523)	(151,559)	139,893	(102,731)
Change in net unrealized appreciation (depreciation) on investments	2,407,224	(54,440)	701,749	250,979	(60,709)	412,648
Net Increase (Decrease) in Net Assets Resulting from Operations	2,367,835	(77,133)	815,760	238,170	90,228	320,269
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	666,335	587,198	521,145	552,896	180,191	181,436
Transfers between variable and fixed accounts, net	1,341,114	(732,640)	344,761	(20,176)	(174,655)	58,270
Policy maintenance charges	(350,603)	(295,150)	(369,233)	(388,021)	(119,665)	(112,909)
Policy benefits and terminations	(282,247)	(458,856)	(125,772)	(178,075)	(25,812)	(51,990)
Policy loans and loan repayments	3,676	6,135	(22,306)	(30,571)	(27,121)	(2,432)
Other	4,953	4,584	2,038	2,366	987	698
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	1,383,228	(888,729)	350,633	(61,581)	(166,075)	73,073
NET INCREASE (DECREASE) IN NET ASSETS	3,751,063	(965,862)	1,166,393	176,589	(75,847)	393,342
NET ASSETS
Beginning of Year	6,386,091	7,351,953	5,766,695	5,590,106	2,157,598	1,764,256
End of Year	$10,137,154	$6,386,091	$6,933,088	$5,766,695	$2,081,751	$2,157,598

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	Variable Accounts
	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016	Year Ended December 31, 2017	Year Ended December 31, 2016
	State Street Total Return V.I.S. Class 3		T. Rowe Price Blue Chip Growth - II		T. Rowe Price Equity Income - II
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$27,300	$23,678	$—	$—	$983,137	$1,155,511
Realized gain (loss) on investments	38,091	(33,299)	4,221,739	4,338,646	7,980,479	7,926,829
Change in net unrealized appreciation (depreciation) on investments	140,837	105,078	22,862,432	(3,744,519)	513,522	729,865
Net Increase (Decrease) in Net Assets Resulting from Operations	206,228	95,457	27,084,171	594,127	9,477,138	9,812,205
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	134,626	118,438	5,830,981	5,682,278	4,399,849	4,440,217
Transfers between variable and fixed accounts, net	(75,156)	(981,877)	3,792,911	1,777,922	(1,090,330)	(1,741,476)
Policy maintenance charges	(112,240)	(121,293)	(3,989,798)	(3,598,347)	(2,777,846)	(2,687,692)
Policy benefits and terminations	(19,477)	(47,664)	(2,814,336)	(2,485,673)	(1,616,930)	(919,062)
Policy loans and loan repayments	(8,522)	18,061	(51,430)	(86,374)	(344,025)	3,833
Other	552	391	20,797	43,988	21,238	14,014
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(80,217)	(1,013,944)	2,789,125	1,333,794	(1,408,044)	(890,166)
NET INCREASE (DECREASE) IN NET ASSETS	126,011	(918,487)	29,873,296	1,927,921	8,069,094	8,922,039
NET ASSETS
Beginning of Year	1,487,956	2,406,443	74,984,559	73,056,638	60,493,279	51,571,240
End of Year	$1,613,967	$1,487,956	$104,857,855	$74,984,559	$68,562,373	$60,493,279

	VanEck VIP Global Hard Assets Initial Class
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income	$—	$130,403
Realized gain (loss) on investments	(2,392,828)	(5,325,586)
Change in net unrealized appreciation (depreciation) on investments	1,387,277	17,374,268
Net Increase (Decrease) in Net Assets Resulting from Operations	(1,005,551)	12,179,085
INCREASE (DECREASE) IN NET ASSETS FROM POLICY TRANSACTIONS
Payments received from policyholders	1,956,853	2,139,777
Transfers between variable and fixed accounts, net	(1,584,688)	(238,860)
Policy maintenance charges	(1,474,710)	(1,599,904)
Policy benefits and terminations	(1,771,632)	(1,582,202)
Policy loans and loan repayments	(231,445)	(32,483)
Other	16,554	25,217
Net Increase (Decrease) in Net Assets Derived from Policy Transactions	(3,089,068)	(1,288,455)
NET INCREASE (DECREASE) IN NET ASSETS	(4,094,619)	10,890,630
NET ASSETS
Beginning of Year	37,457,308	26,566,678
End of Year	$33,362,689	$37,457,308

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values (“AUV”), units outstanding, net assets, investment income ratios, expense ratios, and total returns for each year or period ended December 31 are presented in the table below.

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Core Income
2017	$10.74	145,779	$1,565,280	0.00%	0.00%	5.00%
2016	10.23	94,173	962,966	0.00%	0.00%	5.24%
05/05/2015 - 12/31/2015	9.72	34,481	335,041	0.00%	0.00%	(2.68)%
Diversified Bond
2017	$16.80	4,041,066	$67,890,781	0.00%	0.00%	6.88%
2016	15.72	3,809,611	59,882,580	0.00%	0.00%	5.04%
2015	14.96	3,982,935	59,602,017	0.00%	0.00%	1.05%
2014	14.81	2,880,608	42,657,892	0.00%	0.00%	7.69%
2013	13.75	1,384,959	19,043,959	0.00%	0.00%	(1.15)%
Floating Rate Income
2017	$11.64	327,340	$3,811,432	0.00%	0.00%	3.76%
2016	11.22	436,109	4,893,812	0.00%	0.00%	8.38%
2015	10.35	291,820	3,021,433	0.00%	0.00%	0.86%
2014	10.27	236,154	2,424,132	0.00%	0.00%	0.41%
05/01/2013 - 12/31/2013	10.22	108,683	1,111,095	0.00%	0.00%	2.23%
Floating Rate Loan
2017	$12.19	1,421,081	$17,324,778	0.00%	0.00%	3.93%
2016	11.73	1,371,318	16,086,437	0.00%	0.00%	9.65%
2015	10.70	1,221,751	13,070,964	0.00%	0.00%	(1.01)%
2014	10.81	1,393,249	15,058,356	0.00%	0.00%	0.84%
2013	10.72	1,963,634	21,046,798	0.00%	0.00%	4.53%
High Yield Bond
2017	$75.70	1,170,958	$88,641,781	0.00%	0.00%	7.75%
2016	70.26	1,228,601	86,316,214	0.00%	0.00%	15.37%
2015	60.90	1,229,387	74,867,908	0.00%	0.00%	(4.64)%
2014	63.86	1,388,604	88,676,845	0.00%	0.00%	0.37%
2013	63.62	1,458,347	92,784,347	0.00%	0.00%	7.25%
Inflation Managed
2017	$60.91	1,282,494	$78,120,827	0.00%	0.00%	3.68%
2016	58.75	1,359,183	79,852,294	0.00%	0.00%	5.12%
2015	55.89	1,549,397	86,594,475	0.00%	0.00%	(3.06)%
2014	57.65	1,664,599	95,968,434	0.00%	0.00%	3.11%
2013	55.91	1,863,131	104,173,757	0.00%	0.00%	(8.92)%
Inflation Strategy
2017	$10.74	175,180	$1,882,121	0.00%	0.00%	3.15%
2016	10.42	179,375	1,868,431	0.00%	0.00%	1.86%
2015	10.23	172,565	1,764,671	0.00%	0.00%	(3.21)%
2014	10.57	128,533	1,357,952	0.00%	0.00%	2.33%
2013	10.32	135,740	1,401,445	0.00%	0.00%	(9.47)%
Managed Bond
2017	$69.75	3,780,655	$263,703,471	0.00%	0.00%	4.72%
2016	66.61	3,769,236	251,060,504	0.00%	0.00%	2.87%
2015	64.75	3,983,159	257,900,063	0.00%	0.00%	0.56%
2014	64.39	4,337,906	279,297,740	0.00%	0.00%	4.43%
2013	61.65	5,362,756	330,627,785	0.00%	0.00%	(2.21)%
Short Duration Bond
2017	$13.10	5,442,202	$71,288,686	0.00%	0.00%	1.26%
2016	12.94	5,102,810	66,014,329	0.00%	0.00%	1.69%
2015	12.72	5,175,943	65,848,006	0.00%	0.00%	0.31%
2014	12.68	5,302,346	67,244,702	0.00%	0.00%	0.67%
2013	12.60	4,795,771	60,416,251	0.00%	0.00%	0.40%
Emerging Markets Debt
2017	$12.59	569,579	$7,170,039	0.00%	0.00%	13.09%
2016	11.13	405,209	4,510,324	0.00%	0.00%	17.02%
2015	9.51	331,740	3,155,483	0.00%	0.00%	(4.42)%
2014	9.95	370,370	3,685,923	0.00%	0.00%	(3.83)%
2013	10.35	300,584	3,110,444	0.00%	0.00%	(6.44)%

See Notes to Financial Statements	See explanation of references on page SA-44

PACIFIC SELECT EXEC SEPARATE ACCOUNT
FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Comstock
2017	$26.07	2,386,466	$62,218,676	0.00%	0.00%	17.76%
2016	22.14	2,437,685	53,967,659	0.00%	0.00%	17.50%
2015	18.84	2,641,820	49,777,023	0.00%	0.00%	(6.05)%
2014	20.05	2,726,701	54,683,932	0.00%	0.00%	9.16%
2013	18.37	2,579,254	47,386,679	0.00%	0.00%	35.58%
Developing Growth
2017	$26.27	830,450	$21,819,053	0.00%	0.00%	30.21%
2016	20.18	925,932	18,682,832	0.00%	0.00%	(2.46)%
2015	20.69	1,043,414	21,584,184	0.00%	0.00%	(8.35)%
2014	22.57	1,253,537	28,293,919	0.00%	0.00%	0.37%
2013	22.49	1,753,971	39,442,991	0.00%	0.00%	33.87%
Dividend Growth
2017	$30.84	2,445,375	$75,409,686	0.00%	0.00%	19.07%
2016	25.90	2,681,618	69,451,084	0.00%	0.00%	11.46%
2015	23.24	2,576,943	59,877,324	0.00%	0.00%	2.09%
2014	22.76	2,488,413	56,635,395	0.00%	0.00%	12.10%
2013	20.30	2,609,334	52,975,184	0.00%	0.00%	30.11%
Equity Index
2017	$125.01	5,817,356	$727,248,009	0.00%	0.00%	21.48%
2016	102.91	6,182,763	636,257,869	0.00%	0.00%	11.61%
2015	92.20	6,492,170	598,605,189	0.00%	0.00%	1.14%
2014	91.16	6,487,525	591,431,559	0.00%	0.00%	13.38%
2013	80.40	6,499,445	522,578,741	0.00%	0.00%	31.92%
Focused Growth
2017	$32.45	977,431	$31,719,886	0.00%	0.00%	29.50%
2016	25.06	1,059,599	26,553,316	0.00%	0.00%	2.35%
2015	24.49	1,219,366	29,856,619	0.00%	0.00%	10.09%
2014	22.24	1,186,635	26,391,357	0.00%	0.00%	10.08%
2013	20.20	1,244,868	25,152,228	0.00%	0.00%	33.51%
Growth
2017	$106.38	2,154,781	$229,223,019	0.00%	0.00%	31.64%
2016	80.81	2,234,417	180,560,991	0.00%	0.00%	2.21%
2015	79.06	2,413,775	190,832,118	0.00%	0.00%	7.46%
2014	73.57	2,625,680	193,169,752	0.00%	0.00%	8.88%
2013	67.57	2,928,479	197,881,472	0.00%	0.00%	34.21%
Large-Cap Growth
2017	$18.36	3,136,938	$57,581,160	0.00%	0.00%	33.69%
2016	13.73	3,304,117	45,366,024	0.00%	0.00%	0.51%
2015	13.66	3,623,966	49,506,994	0.00%	0.00%	6.09%
2014	12.88	3,587,219	46,192,496	0.00%	0.00%	8.43%
2013	11.88	3,802,112	45,152,992	0.00%	0.00%	37.48%
Large-Cap Value
2017	$34.09	3,596,260	$122,613,899	0.00%	0.00%	13.95%
2016	29.92	3,842,569	114,975,872	0.00%	0.00%	12.87%
2015	26.51	4,134,769	109,614,833	0.00%	0.00%	(2.99)%
2014	27.33	4,512,853	123,319,633	0.00%	0.00%	11.50%
2013	24.51	4,753,645	116,501,550	0.00%	0.00%	32.26%
Long/Short Large-Cap
2017	$21.93	690,123	$15,131,167	0.00%	0.00%	21.80%
2016	18.00	678,743	12,218,127	0.00%	0.00%	9.18%
2015	16.49	729,210	12,022,539	0.00%	0.00%	(2.82)%
2014	16.97	803,940	13,639,823	0.00%	0.00%	15.52%
2013	14.69	693,301	10,182,015	0.00%	0.00%	35.13%
Main Street Core
2017	$117.93	1,732,345	$204,297,398	0.00%	0.00%	17.08%
2016	100.72	1,873,203	188,677,590	0.00%	0.00%	11.83%
2015	90.07	2,018,936	181,851,819	0.00%	0.00%	3.35%
2014	87.15	2,156,015	187,895,388	0.00%	0.00%	10.82%
2013	78.64	2,339,373	183,977,366	0.00%	0.00%	31.77%

See Notes to Financial Statements	See explanation of references on page SA-44

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Mid-Cap Equity
2017	$56.14	2,128,043	$119,470,666	0.00%	0.00%	24.27%
2016	45.18	2,489,213	112,453,137	0.00%	0.00%	18.42%
2015	38.15	2,499,895	95,365,248	0.00%	0.00%	1.57%
2014	37.56	2,713,308	101,910,560	0.00%	0.00%	4.23%
2013	36.04	3,018,583	108,778,534	0.00%	0.00%	36.21%
Mid-Cap Growth
2017	$21.06	2,965,957	$62,456,500	0.00%	0.00%	27.49%
2016	16.52	2,532,603	41,831,269	0.00%	0.00%	6.27%
2015	15.54	2,796,056	43,457,009	0.00%	0.00%	(5.73)%
2014	16.49	2,994,687	49,372,310	0.00%	0.00%	8.49%
2013	15.20	3,219,018	48,916,058	0.00%	0.00%	33.09%
Mid-Cap Value
2017	$36.07	366,995	$13,239,114	0.00%	0.00%	15.46%
2016	31.24	353,984	11,059,546	0.00%	0.00%	15.29%
2015	27.10	352,002	9,539,356	0.00%	0.00%	(0.37)%
2014	27.20	468,370	12,740,459	0.00%	0.00%	6.49%
2013	25.54	498,596	12,735,555	0.00%	0.00%	33.89%
Small-Cap Equity
2017	$33.85	1,060,075	$35,887,262	0.00%	0.00%	8.72%
2016	31.14	1,025,626	31,936,021	0.00%	0.00%	30.42%
2015	23.87	714,514	17,058,970	0.00%	0.00%	(7.88)%
2014	25.92	727,170	18,846,564	0.00%	0.00%	1.71%
2013	25.48	651,676	16,605,748	0.00%	0.00%	35.45%
Small-Cap Index
2017	$41.61	5,727,336	$238,299,750	0.00%	0.00%	14.06%
2016	36.48	6,314,424	230,333,639	0.00%	0.00%	20.66%
2015	30.23	6,366,800	192,471,804	0.00%	0.00%	(4.93)%
2014	31.80	6,797,480	216,137,912	0.00%	0.00%	4.39%
2013	30.46	7,403,781	225,520,484	0.00%	0.00%	38.28%
Small-Cap Value
2017	$54.34	1,357,500	$73,765,509	0.00%	0.00%	8.65%
2016	50.01	1,457,669	72,900,676	0.00%	0.00%	29.60%
2015	38.59	1,525,317	58,862,326	0.00%	0.00%	(4.34)%
2014	40.34	1,649,099	66,523,149	0.00%	0.00%	5.64%
2013	38.18	1,800,314	68,744,458	0.00%	0.00%	32.49%
Value Advantage
2017	$16.92	151,366	$2,561,460	0.00%	0.00%	14.32%
2016	14.80	122,603	1,814,836	0.00%	0.00%	16.49%
2015	12.71	237,150	3,013,632	0.00%	0.00%	(4.69)%
2014	13.33	452,061	6,027,381	0.00%	0.00%	14.14%
05/06/2013 - 12/31/2013	11.68	9,931	116,006	0.00%	0.00%	15.34%
Emerging Markets
2017	$51.09	3,152,903	$161,066,784	0.00%	0.00%	34.52%
2016	37.98	3,114,990	118,299,020	0.00%	0.00%	6.46%
2015	35.67	2,898,732	103,402,996	0.00%	0.00%	(14.04)%
2014	41.50	3,087,426	128,129,379	0.00%	0.00%	(4.99)%
2013	43.68	3,251,471	142,031,373	0.00%	0.00%	8.75%
International Large-Cap
2017	$19.16	9,627,555	$184,441,166	0.00%	0.00%	27.51%
2016	15.02	10,092,996	151,642,419	0.00%	0.00%	(0.08)%
2015	15.04	9,068,039	136,347,095	0.00%	0.00%	(0.44)%
2014	15.10	9,048,553	136,650,780	0.00%	0.00%	(5.02)%
2013	15.90	9,938,692	158,030,997	0.00%	0.00%	18.42%
International Small-Cap
2017	$17.42	2,008,375	$34,990,143	0.00%	0.00%	31.92%
2016	13.21	1,945,640	25,696,122	0.00%	0.00%	3.42%
2015	12.77	1,789,652	22,853,766	0.00%	0.00%	6.43%
2014	12.00	1,198,862	14,384,980	0.00%	0.00%	(2.42)%
2013	12.30	994,721	12,231,111	0.00%	0.00%	28.09%

See Notes to Financial Statements	See explanation of references on page SA-44

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
International Value
2017	$32.47	4,286,343	$139,187,583	0.00%	0.00%	21.57%
2016	26.71	4,406,131	117,689,663	0.00%	0.00%	2.98%
2015	25.94	4,867,175	126,247,511	0.00%	0.00%	(2.63)%
2014	26.64	4,880,181	130,010,515	0.00%	0.00%	(10.54)%
2013	29.78	5,000,840	148,927,917	0.00%	0.00%	21.68%
Health Sciences
2017	$60.31	1,110,267	$66,961,088	0.00%	0.00%	23.97%
2016	48.65	1,178,226	57,321,326	0.00%	0.00%	(5.97)%
2015	51.74	1,342,279	69,450,189	0.00%	0.00%	9.59%
2014	47.21	1,358,410	64,134,607	0.00%	0.00%	24.53%
2013	37.91	1,320,901	50,078,051	0.00%	0.00%	56.49%
Real Estate
2017	$69.62	1,260,249	$87,743,068	0.00%	0.00%	3.24%
2016	67.44	1,347,361	90,868,036	0.00%	0.00%	6.59%
2015	63.27	1,405,768	88,945,313	0.00%	0.00%	1.52%
2014	62.32	1,689,388	105,289,356	0.00%	0.00%	30.59%
2013	47.72	1,845,862	88,092,902	0.00%	0.00%	1.71%
Technology
2017	$12.47	1,831,834	$22,840,201	0.00%	0.00%	38.78%
2016	8.98	1,617,797	14,534,614	0.00%	0.00%	(6.61)%
2015	9.62	1,789,241	17,212,727	0.00%	0.00%	(3.04)%
2014	9.92	1,633,147	16,204,220	0.00%	0.00%	9.85%
2013	9.03	1,688,983	15,255,248	0.00%	0.00%	22.50%
Currency Strategies
2017	$10.66	73,461	$782,859	0.00%	0.00%	(3.59)%
2016	11.05	75,605	835,708	0.00%	0.00%	4.88%
2015	10.54	47,174	497,180	0.00%	0.00%	1.43%
2014	10.39	48,289	501,764	0.00%	0.00%	3.53%
05/07/2013 - 12/31/2013	10.04	11,086	111,267	0.00%	0.00%	(1.27)%
Diversified Alternatives
2017	$11.17	13,280	$148,396	0.00%	0.00%	7.72%
08/11/2016 - 12/31/2016	10.37	2,618	27,157	0.00%	0.00%	0.14%
Equity Long/Short
2017	$15.13	794,888	$12,028,929	0.00%	0.00%	17.18%
2016	12.91	446,854	5,770,657	0.00%	0.00%	11.28%
05/14/2015 - 12/31/2015	11.60	453,903	5,267,505	0.00%	0.00%	13.56%
Global Absolute Return
2017	$11.66	470,174	$5,484,488	0.00%	0.00%	6.36%
2016	10.97	284,979	3,125,515	0.00%	0.00%	4.65%
2015	10.48	299,988	3,144,057	0.00%	0.00%	2.69%
2014	10.21	139,666	1,425,507	0.00%	0.00%	6.03%
05/16/2013 - 12/31/2013	9.63	102,063	982,475	0.00%	0.00%	(4.62)%
Pacific Dynamix - Conservative Growth
2017	$19.02	506,025	$9,626,032	0.00%	0.00%	9.94%
2016	17.30	452,970	7,837,689	0.00%	0.00%	6.84%
2015	16.20	325,544	5,272,397	0.00%	0.00%	(1.10)%
2014	16.38	295,990	4,846,921	0.00%	0.00%	5.50%
2013	15.52	198,457	3,080,311	0.00%	0.00%	9.39%
Pacific Dynamix - Moderate Growth
2017	$22.08	1,948,157	$43,018,698	0.00%	0.00%	13.79%
2016	19.41	1,639,383	31,814,172	0.00%	0.00%	8.45%
2015	17.89	1,355,447	24,254,637	0.00%	0.00%	(1.85)%
2014	18.23	1,197,960	21,840,822	0.00%	0.00%	5.53%
2013	17.28	805,602	13,917,208	0.00%	0.00%	14.95%
Pacific Dynamix - Growth
2017	$25.46	2,256,763	$57,454,483	0.00%	0.00%	17.52%
2016	21.66	1,751,499	37,943,794	0.00%	0.00%	10.17%
2015	19.66	1,407,429	27,674,934	0.00%	0.00%	(2.45)%
2014	20.16	1,178,850	23,761,522	0.00%	0.00%	5.43%
2013	19.12	930,513	17,789,907	0.00%	0.00%	20.98%

See Notes to Financial Statements	See explanation of references on page SA-44

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Portfolio Optimization Conservative
2017	$13.26	1,133,653	$15,027,544	0.00%	0.00%	7.37%
2016	12.35	1,490,915	18,406,124	0.00%	0.00%	5.83%
2015	11.67	1,409,870	16,446,863	0.00%	0.00%	(0.03)%
2014	11.67	1,641,675	19,157,254	0.00%	0.00%	3.39%
2013	11.29	2,306,800	26,035,729	0.00%	0.00%	3.04%
Portfolio Optimization Moderate-Conservative
2017	$14.32	3,757,613	$53,816,270	0.00%	0.00%	10.79%
2016	12.93	3,690,176	47,703,278	0.00%	0.00%	6.78%
2015	12.11	3,984,749	48,238,560	0.00%	0.00%	(0.41)%
2014	12.16	4,020,807	48,874,236	0.00%	0.00%	4.03%
2013	11.68	4,324,913	50,533,896	0.00%	0.00%	8.16%
Portfolio Optimization Moderate
2017	$15.27	16,249,004	$248,075,658	0.00%	0.00%	13.22%
2016	13.48	17,075,664	230,261,473	0.00%	0.00%	8.08%
2015	12.48	17,370,619	216,719,712	0.00%	0.00%	(0.36)%
2014	12.52	18,768,979	235,015,262	0.00%	0.00%	4.62%
2013	11.97	19,114,004	228,766,375	0.00%	0.00%	12.74%
Portfolio Optimization Growth
2017	$16.24	21,030,059	$341,465,441	0.00%	0.00%	16.38%
2016	13.95	22,041,635	307,509,751	0.00%	0.00%	8.81%
2015	12.82	23,509,394	301,429,810	0.00%	0.00%	(0.33)%
2014	12.86	24,137,404	310,508,205	0.00%	0.00%	5.08%
2013	12.24	24,897,615	304,790,198	0.00%	0.00%	17.46%
Portfolio Optimization Aggressive-Growth
2017	$16.69	9,461,777	$157,880,353	0.00%	0.00%	18.60%
2016	14.07	9,696,591	136,429,182	0.00%	0.00%	9.33%
2015	12.87	9,924,465	127,721,290	0.00%	0.00%	(0.91)%
2014	12.99	9,981,078	129,631,644	0.00%	0.00%	5.29%
2013	12.34	10,069,033	124,205,302	0.00%	0.00%	20.86%
PSF DFA Balanced Allocation
2017	$11.91	144,930	$1,725,808	0.00%	0.00%	12.98%
06/22/2016 - 12/31/2016	10.54	27,680	291,744	0.00%	0.00%	4.99%
Invesco V.I. International Growth Series II
2017	$14.77	2,158,059	$31,874,360	1.30%	0.00%	22.73%
2016	12.03	1,921,923	23,130,212	1.28%	0.00%	(0.70)%
2015	12.12	1,459,843	17,692,341	1.45%	0.00%	(2.62)%
2014	12.44	731,376	9,101,827	1.55%	0.00%	0.09%
2013	12.43	430,205	5,348,998	1.08%	0.00%	18.72%
American Century VP Mid Cap Value Class II
2017	$21.59	1,176,754	$25,411,956	1.34%	0.00%	11.47%
2016	19.37	1,568,699	30,391,093	1.72%	0.00%	22.72%
2015	15.79	645,029	10,183,156	1.50%	0.00%	(1.58)%
2014	16.04	624,670	10,019,982	1.04%	0.00%	16.24%
2013	13.80	535,505	7,389,791	1.10%	0.00%	29.90%
American Funds IS Asset Allocation Class 4
2017	$28.18	1,797,931	$50,666,058	1.42%	0.00%	15.91%
2016	24.31	1,644,596	39,984,460	1.57%	0.00%	9.16%
10/30/2015 - 12/31/2015	22.27	1,284,667	28,611,778	8.97%	0.00%	(1.53)%
American Funds IS Growth Class 4
2017	$31.63	2,410,313	$76,229,437	0.44%	0.00%	27.98%
2016	24.71	2,520,060	62,273,798	0.58%	0.00%	9.22%
10/30/2015 - 12/31/2015	22.63	2,624,363	59,378,434	4.10%	0.00%	(0.61)%
American Funds IS Growth-Income Class 4
2017	$27.38	3,106,257	$85,054,785	1.31%	0.00%	22.08%
2016	22.43	3,166,860	71,033,405	1.31%	0.00%	11.26%
10/30/2015 - 12/31/2015	20.16	3,216,948	64,856,884	7.56%	0.00%	(1.77)%
BlackRock Basic Value V.I. Class III
2017	$23.38	885,032	$20,688,609	0.97%	0.00%	8.01%
2016	21.64	1,402,239	30,347,209	1.64%	0.00%	17.72%
2015	18.38	1,128,066	20,738,473	1.25%	0.00%	(6.15)%
2014	19.59	1,156,612	22,656,053	1.26%	0.00%	9.63%
2013	17.87	1,031,554	18,432,016	1.23%	0.00%	37.65%

See Notes to Financial Statements	See explanation of references on page SA-44

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
BlackRock Global Allocation V.I. Class III
2017	$22.86	2,704,263	$61,831,771	1.27%	0.00%	13.71%
2016	20.11	2,830,002	56,906,250	1.23%	0.00%	3.80%
2015	19.37	2,967,748	57,488,722	1.04%	0.00%	(1.00)%
2014	19.57	3,051,858	59,715,627	2.33%	0.00%	1.93%
2013	19.20	2,921,329	56,077,909	1.08%	0.00%	14.42%
BlackRock iShares Alternative Strategies V.I. Class I
2017	$11.35	149,735	$1,699,130	2.97%	0.00%	12.74%
2016	10.07	126,498	1,273,294	4.45%	0.00%	6.48%
06/18/2015 - 12/31/2015	9.45	36,525	345,285	9.50%	0.00%	(3.48)%
BlackRock iShares Dynamic Allocation V.I. Class I
2017	$11.37	61,462	$699,104	2.33%	0.00%	15.11%
2016	9.88	24,029	237,439	2.93%	0.00%	6.49%
06/24/2015 - 12/31/2015	9.28	8,208	76,165	4.66%	0.00%	(6.31)%
BlackRock iShares Dynamic Fixed Income V.I. Class I
2017	$10.53	97,616	$1,028,116	2.98%	0.00%	3.91%
2016	10.14	54,607	553,466	2.58%	0.00%	3.50%
05/14/2015 - 12/31/2015	9.79	7,130	69,818	3.76%	0.00%	(1.69)%
BlackRock iShares Equity Appreciation V.I. Class I
2017	$11.79	112,617	$1,327,874	2.54%	0.00%	21.87%
2016	9.68	23,235	224,803	1.90%	0.00%	9.31%
05/08/2015 - 12/31/2015	8.85	15,973	141,379	5.80%	0.00%	(11.74)%
Dreyfus VIF Appreciation Service Shares
2017	$15.86	29,840	$473,114	0.99%	0.00%	27.01%
2016	12.48	47,500	592,964	1.40%	0.00%	7.63%
2015	11.60	28,744	333,384	1.44%	0.00%	(2.71)%
2014	11.92	26,021	310,213	1.71%	0.00%	7.83%
05/16/2013 - 12/31/2013	11.06	14,318	158,303	1.22%	0.00%	8.14%
Fidelity VIP Contrafund Service Class 2
2017	$29.62	1,995,114	$59,085,350	0.77%	0.00%	21.59%
2016	24.36	2,124,204	51,739,685	0.61%	0.00%	7.73%
2015	22.61	2,375,038	53,698,385	0.78%	0.00%	0.42%
2014	22.52	2,608,821	58,739,971	0.74%	0.00%	11.65%
2013	20.17	2,737,871	55,211,155	0.82%	0.00%	30.95%
Fidelity VIP Freedom 2010 Portfolio Service Class 2
2017	$16.01	90,352	$1,446,306	1.36%	0.00%	12.80%
2016	14.19	57,642	818,026	0.93%	0.00%	5.23%
2015	13.49	130,571	1,760,903	2.18%	0.00%	(0.53)%
2014	13.56	69,725	945,335	1.44%	0.00%	4.21%
2013	13.01	67,455	877,603	1.53%	0.00%	13.20%
Fidelity VIP Freedom 2015 Portfolio Service Class 2
2017	$16.20	211,178	$3,422,055	1.22%	0.00%	14.80%
2016	14.12	169,699	2,395,412	1.40%	0.00%	5.58%
2015	13.37	148,567	1,986,342	1.57%	0.00%	(0.51)%
2014	13.44	162,254	2,180,372	1.04%	0.00%	4.45%
2013	12.86	245,377	3,156,749	1.67%	0.00%	14.10%
Fidelity VIP Freedom 2020 Portfolio Service Class 2
2017	$16.05	514,191	$8,251,807	1.23%	0.00%	16.26%
2016	13.80	575,261	7,940,725	1.34%	0.00%	5.80%
2015	13.05	583,650	7,614,678	1.49%	0.00%	(0.46)%
2014	13.11	662,948	8,689,115	1.46%	0.00%	4.60%
2013	12.53	672,260	8,424,050	1.62%	0.00%	15.63%
Fidelity VIP Freedom 2025 Portfolio Service Class 2
2017	$16.83	595,571	$10,026,036	1.16%	0.00%	17.57%
2016	14.32	647,539	9,272,076	1.34%	0.00%	5.98%
2015	13.51	645,860	8,725,897	1.69%	0.00%	(0.50)%
2014	13.58	580,865	7,887,581	1.58%	0.00%	4.85%
2013	12.95	498,012	6,449,507	1.82%	0.00%	19.71%

See Notes to Financial Statements	See explanation of references on page SA-44

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Fidelity VIP Freedom 2030 Portfolio Service Class 2
2017	$16.67	688,721	$11,481,094	1.13%	0.00%	20.69%
2016	13.81	729,608	10,077,382	1.28%	0.00%	6.37%
2015	12.98	689,894	8,957,895	1.48%	0.00%	(0.53)%
2014	13.05	678,916	8,862,251	1.39%	0.00%	4.74%
2013	12.46	677,750	8,446,386	1.59%	0.00%	21.41%
Fidelity VIP Freedom 2035 Portfolio Service Class 2
2017	$17.72	409,702	$7,261,287	1.22%	0.00%	23.07%
2016	14.40	306,309	4,410,998	1.26%	0.00%	6.52%
2015	13.52	241,330	3,262,497	1.52%	0.00%	(0.51)%
2014	13.59	192,608	2,617,196	1.62%	0.00%	4.65%
2013	12.98	49,518	642,969	2.57%	0.00%	24.50%
Fidelity VIP Freedom 2045 Portfolio Service Class 2
2017	$17.95	354,672	$6,367,437	1.30%	0.00%	23.30%
2016	14.56	249,154	3,627,721	1.30%	0.00%	6.56%
2015	13.66	186,129	2,543,281	1.98%	0.00%	(0.53)%
2014	13.74	98,346	1,350,948	1.82%	0.00%	4.68%
2013	13.12	52,055	683,125	2.51%	0.00%	25.76%
Fidelity VIP Freedom Income Portfolio Service Class 2
2017	$14.50	97,677	$1,416,308	1.26%	0.00%	8.36%
2016	13.38	117,971	1,578,639	1.21%	0.00%	4.17%
2015	12.85	127,155	1,633,396	1.48%	0.00%	(0.57)%
2014	12.92	113,219	1,462,713	1.38%	0.00%	3.54%
2013	12.48	93,667	1,168,763	1.23%	0.00%	5.21%
Fidelity VIP Government Money Market Service Class
2017	$10.07	14,255,248	$143,551,113	0.57%	0.00%	0.57%
2016	10.01	15,892,701	159,125,414	0.10%	0.00%	0.10%
2015	10.00	21,920,422	219,247,668	0.01%	0.00%	0.01%
02/03/2014 - 12/31/2014	10.00	17,021,081	170,226,823	0.01%	0.00%	0.01%
Fidelity VIP Growth Service Class 2
2017	$30.06	382,067	$11,484,643	0.07%	0.00%	34.81%
2016	22.30	303,110	6,758,341	0.00%	0.00%	0.55%
2015	22.17	332,587	7,375,033	0.03%	0.00%	6.90%
2014	20.74	415,565	8,619,895	0.00%	0.00%	11.01%
2013	18.68	318,727	5,955,369	0.05%	0.00%	36.00%
Fidelity VIP Mid Cap Service Class 2
2017	$31.86	1,260,670	$40,168,338	0.49%	0.00%	20.54%
2016	26.43	1,318,480	34,852,958	0.31%	0.00%	11.92%
2015	23.62	1,513,887	35,755,277	0.25%	0.00%	(1.63)%
2014	24.01	1,620,708	38,911,844	0.02%	0.00%	6.03%
2013	22.64	1,709,116	38,700,071	0.28%	0.00%	35.87%
Fidelity VIP Value Strategies Service Class 2
2017	$25.18	268,653	$6,764,522	1.26%	0.00%	19.08%
2016	21.14	275,810	5,831,772	0.90%	0.00%	9.27%
2015	19.35	304,470	5,891,516	0.87%	0.00%	(3.19)%
2014	19.99	302,551	6,047,282	0.84%	0.00%	6.51%
2013	18.77	274,620	5,153,369	0.63%	0.00%	30.18%
Templeton Foreign VIP Class 2
2017	$14.03	1,843,186	$25,854,408	2.62%	0.00%	16.69%
2016	12.02	1,601,613	19,252,230	1.93%	0.00%	7.18%
2015	11.22	1,447,786	16,238,048	3.11%	0.00%	(6.49)%
2014	11.99	1,273,231	15,271,674	2.00%	0.00%	(11.13)%
2013	13.50	612,091	8,261,228	1.84%	0.00%	22.97%
Templeton Global Bond VIP Class 2
2017	$12.44	2,603,285	$32,396,884	0.00%	0.00%	1.93%
2016	12.21	2,475,500	30,224,656	0.00%	0.00%	2.94%
2015	11.86	3,133,530	37,166,857	7.70%	0.00%	(4.30)%
2014	12.39	3,383,661	41,938,819	4.98%	0.00%	1.83%
2013	12.17	3,549,663	43,204,291	5.00%	0.00%	1.63%

See Notes to Financial Statements	See explanation of references on page SA-44

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Janus Henderson Enterprise Service Shares
2017	$28.42	659,947	$18,756,505	0.15%	0.00%	27.09%
2016	22.36	603,394	13,494,226	0.03%	0.00%	12.10%
2015	19.95	533,026	10,633,510	0.57%	0.00%	3.77%
2014	19.23	341,813	6,571,388	0.03%	0.00%	12.24%
2013	17.13	299,659	5,132,651	0.36%	0.00%	32.04%
Janus Henderson Overseas Service Shares
2017	$10.96	2,699,606	$29,579,536	1.55%	0.00%	30.80%
2016	8.38	1,458,141	12,214,393	4.60%	0.00%	(6.71)%
2015	8.98	1,576,129	14,151,915	0.50%	0.00%	(8.80)%
2014	9.85	1,750,222	17,232,050	3.04%	0.00%	(12.10)%
2013	11.20	1,958,426	21,936,327	3.17%	0.00%	14.28%
Lazard Retirement Global Dynamic Multi-Asset Service Class
2017	$12.62	108,305	$1,366,503	0.00%	0.00%	20.53%
2016	10.47	100,312	1,050,105	0.27%	0.00%	3.30%
2015	10.13	85,433	865,754	0.00%	0.00%	(0.44)%
07/22/2014 - 12/31/2014	10.18	39,227	399,289	1.45%	0.00%	(1.62)%
Lazard Retirement U.S. Strategic Equity Service Class
2017	$18.25	70,042	$1,278,301	1.55%	0.00%	18.10%
2016	15.45	82,703	1,278,015	0.11%	0.00%	9.42%
2015	14.12	95,010	1,341,781	0.31%	0.00%	(5.44)%
2014	14.93	206,026	3,076,991	0.98%	0.00%	14.71%
2013	13.02	84,359	1,098,338	0.89%	0.00%	28.07%
ClearBridge Variable Aggressive Growth - Class II
2017	$23.76	967,177	$22,977,075	0.27%	0.00%	15.99%
2016	20.48	958,828	19,639,215	0.41%	0.00%	0.94%
2015	20.29	987,201	20,032,711	0.09%	0.00%	(1.94)%
2014	20.69	761,676	15,761,928	0.01%	0.00%	20.08%
2013	17.23	541,048	9,324,401	0.06%	0.00%	47.37%
ClearBridge Variable Mid Cap - Class II
2017	$21.83	636,772	$13,903,781	0.19%	0.00%	12.55%
2016	19.40	713,565	13,843,471	0.41%	0.00%	9.11%
2015	17.78	655,123	11,648,441	0.08%	0.00%	1.99%
2014	17.43	1,342,561	23,406,395	0.09%	0.00%	7.82%
2013	16.17	1,106,581	17,892,440	0.05%	0.00%	37.05%
Western Asset Variable Global High Yield Bond - Class II
2017	$11.37	75,413	$857,701	5.78%	0.00%	8.43%
2016	10.49	37,946	398,040	8.42%	0.00%	15.36%
05/20/2015 - 12/31/2015	9.09	13,290	120,845	See Note (4)	0.00%	(9.30)%
Lord Abbett Bond Debenture Class VC
2017	$12.20	847,582	$10,337,577	4.93%	0.00%	9.21%
2016	11.17	470,628	5,255,897	7.25%	0.00%	12.13%
2015	9.96	184,261	1,835,133	6.10%	0.00%	(1.53)%
05/08/2014 - 12/31/2014	10.11	72,657	734,874	14.03%	0.00%	0.98%
Lord Abbett Developing Growth Class VC
2017	$18.75	675,697	$12,672,569	0.00%	0.00%	29.92%
2016	14.44	642,778	9,278,798	0.00%	0.00%	(2.60)%
2015	14.82	413,212	6,124,411	0.00%	0.00%	(8.21)%
2014	16.15	299,887	4,842,087	0.00%	0.00%	3.71%
2013	15.57	187,471	2,918,769	0.00%	0.00%	56.68%
Lord Abbett Fundamental Equity Class VC
2017	$20.61	307,699	$6,341,334	1.05%	0.00%	12.57%
2016	18.31	328,682	6,017,135	1.20%	0.00%	15.74%
2015	15.82	343,590	5,434,456	1.08%	0.00%	(3.44)%
2014	16.38	458,236	7,506,229	0.39%	0.00%	7.14%
2013	15.29	791,610	12,102,814	0.24%	0.00%	35.76%

See Notes to Financial Statements	See explanation of references on page SA-44

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year or Period
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year or Period	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
Lord Abbett Total Return Class VC
2017	$11.10	4,107,392	$45,593,441	2.50%	0.00%	3.86%
2016	10.69	3,819,255	40,817,974	2.76%	0.00%	4.26%
2015	10.25	3,418,774	35,044,072	3.06%	0.00%	(0.66)%
2014	10.32	2,204,601	22,747,259	5.53%	0.00%	6.08%
05/31/2013 - 12/31/2013	9.73	117,785	1,145,676	8.79%	0.00%	(0.99)%
I
2017	$39.92	1,905,029	$76,045,912	1.66%	0.00%	24.05%
2016	32.18	1,981,784	63,772,721	1.37%	0.00%	(0.05)%
2015	32.20	1,736,068	55,894,724	1.59%	0.00%	(3.94)%
2014	33.52	1,793,862	60,125,408	2.22%	0.00%	(7.06)%
2013	36.06	1,916,959	69,130,043	2.40%	0.00%	16.32%
II
2017	$62.32	805,188	$50,175,826	0.00%	0.00%	38.97%
2016	44.84	852,211	38,212,752	0.00%	0.00%	(2.32)%
2015	45.91	943,079	43,292,742	0.03%	0.00%	7.70%
2014	42.62	1,075,123	45,824,116	0.04%	0.00%	10.21%
2013	38.67	1,131,359	43,752,740	0.58%	0.00%	36.15%
III
2017	$95.67	674,210	$64,501,201	0.00%	0.00%	19.02%
2016	80.38	724,552	58,240,777	0.00%	0.00%	21.06%
2015	66.40	732,052	48,607,078	0.00%	0.00%	(6.58)%
2014	71.08	740,956	52,663,852	0.00%	0.00%	12.42%
2013	63.22	802,176	50,716,843	0.00%	0.00%	39.20%
V
2017	$31.34	969,099	$30,370,493	1.50%	0.00%	14.99%
2016	27.25	1,038,803	28,310,027	1.91%	0.00%	9.64%
2015	24.86	1,086,046	26,995,414	1.39%	0.00%	(0.66)%
2014	25.02	1,030,936	25,795,156	1.22%	0.00%	9.68%
2013	22.81	994,668	22,690,759	2.73%	0.00%	34.22%
MFS New Discovery Series - Service Class
2017	$24.26	1,094,536	$26,556,475	0.00%	0.00%	26.33%
2016	19.21	700,129	13,446,457	0.00%	0.00%	8.80%
2015	17.65	624,822	11,029,691	0.00%	0.00%	(2.15)%
2014	18.04	665,038	11,996,985	0.00%	0.00%	(7.49)%
2013	19.50	683,662	13,332,010	0.00%	0.00%	41.22%
MFS Utilities Series - Service Class
2017	$18.49	630,731	$11,659,870	4.18%	0.00%	14.49%
2016	16.15	689,970	11,140,402	3.56%	0.00%	11.24%
2015	14.52	794,088	11,526,503	3.71%	0.00%	(14.76)%
2014	17.03	961,535	16,373,224	1.98%	0.00%	12.47%
2013	15.14	894,580	13,544,572	1.72%	0.00%	20.21%
MFS Value Series - Service Class
2017	$12.98	1,338,421	$17,373,432	1.77%	0.00%	17.35%
2016	11.06	960,787	10,627,878	1.89%	0.00%	13.78%
07/13/2015 - 12/31/2015	9.72	51,469	500,400	1.12%	0.00%	(4.00)%
Neuberger Berman Socially Responsive I Class
2017	$17.26	26,217	$452,469	0.53%	0.00%	18.43%
2016	14.57	21,598	314,758	0.74%	0.00%	9.86%
2015	13.27	22,139	293,678	0.66%	0.00%	(0.46)%
2014	13.33	17,146	228,506	0.53%	0.00%	10.38%
05/16/2013 - 12/31/2013	12.07	11,460	138,363	1.05%	0.00%	15.57%
Oppenheimer Global Fund/VA Service Shares
2017	$16.60	610,541	$10,137,154	0.72%	0.00%	36.32%
2016	12.18	524,309	6,386,091	0.77%	0.00%	(0.16)%
2015	12.20	602,661	7,351,953	1.02%	0.00%	3.67%
2014	11.77	274,354	3,228,325	0.99%	0.00%	2.06%
05/22/2013 - 12/31/2013	11.53	100,254	1,155,929	0.04%	0.00%	12.27%

See Notes to Financial Statements	See explanation of references on page SA-44

PACIFIC SELECT EXEC SEPARATE ACCOUNT

FINANCIAL HIGHLIGHTS (Continued)

	At the End of Each Year
Variable Accounts		Units	Net	Investment	Expense	Total
For Each Year	AUV	Outstanding	Assets	Income Ratios (1)	Ratios (2)	Returns (3)
PIMCO Global Multi-Asset Managed Allocation - Advisor Class
2017	$11.32	612,282	$6,933,088	2.18%	0.00%	13.99%
2016	9.93	580,540	5,766,695	2.40%	0.00%	3.92%
2015	9.56	584,822	5,590,106	1.63%	0.00%	(0.26)%
2014	9.58	603,349	5,782,174	2.34%	0.00%	4.57%
2013	9.16	784,478	7,189,410	3.08%	0.00%	(7.91)%
Royce Micro-Cap Service Class
2017	$13.88	149,935	$2,081,751	0.56%	0.00%	5.02%
2016	13.22	163,195	2,157,598	0.60%	0.00%	19.37%
2015	11.08	159,296	1,764,256	0.00%	0.00%	(12.61)%
2014	12.67	145,785	1,847,636	0.00%	0.00%	(3.84)%
2013	13.18	152,971	2,016,182	0.37%	0.00%	20.65%
State Street Total Return V.I.S. Class 3
2017	$16.74	96,389	$1,613,967	1.88%	0.00%	15.26%
2016	14.53	102,428	1,487,956	1.23%	0.00%	6.08%
2015	13.69	175,726	2,406,443	1.80%	0.00%	(1.34)%
2014	13.88	152,788	2,120,800	1.57%	0.00%	5.07%
2013	13.21	128,612	1,699,024	1.78%	0.00%	14.64%
T. Rowe Price Blue Chip Growth - II
2017	$34.51	3,038,914	$104,857,855	0.00%	0.00%	35.82%
2016	25.40	2,951,678	74,984,559	0.00%	0.00%	0.54%
2015	25.27	2,891,214	73,056,638	0.00%	0.00%	10.80%
2014	22.81	2,699,859	61,573,102	0.00%	0.00%	8.84%
2013	20.95	2,403,200	50,355,566	0.00%	0.00%	40.85%
T. Rowe Price Equity Income - II
2017	$23.68	2,895,397	$68,562,373	1.53%	0.00%	15.73%
2016	20.46	2,956,466	60,493,279	2.09%	0.00%	18.85%
2015	17.22	2,995,626	51,571,240	1.61%	0.00%	(7.10)%
2014	18.53	2,898,123	53,708,688	1.52%	0.00%	7.10%
2013	17.30	3,604,155	62,363,206	1.33%	0.00%	29.41%
VanEck VIP Global Hard Assets Initial Class
2017	$20.68	1,613,669	$33,362,689	0.00%	0.00%	(1.70)%
2016	21.03	1,780,944	37,457,308	0.39%	0.00%	43.71%
2015	14.64	1,815,250	26,566,678	0.03%	0.00%	(33.45)%
2014	21.99	1,900,239	41,786,178	0.09%	0.00%	(19.10)%
2013	27.18	2,061,594	56,039,109	0.71%	0.00%	10.53%

(1)         The investment income ratios represent the dividends, excluding distributions of capital gains, received by the variable accounts from the underlying portfolios/funds, divided by the average daily net assets (See Note 3 in Notes to Financial Statements for information on dividends and distributions). These ratios exclude those expenses, such as mortality and expense risk (“M&E”) fees that are assessed against policyholder accounts, either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable accounts is affected by the timing of the declaration of dividends by the underlying portfolios/funds in which the variable accounts invest. The investment income ratios for periods of less than one full year are annualized.

(2)         There are no policy fees and expenses of the Separate Account that result in a direct reduction of unit values for each period indicated. The expense ratios exclude expenses of the underlying portfolios/funds in which the variable accounts invest and charges made directly to policyholder accounts through the redemption of units (See Note 4 in Notes to Financial Statements).

(3)         Total returns reflect changes in unit values of the underlying portfolios/funds and do not include deductions at the separate account or policy level for any mortality and expense risk fees, cost of insurance charges, premium loads, administrative charges, maintenance fees, premium tax charges, surrender charges, or other charges that may be incurred under a policy which, if incurred, would have resulted in lower returns. Total returns are calculated for each period indicated and are not annualized for periods of less than one full year.

(4)         Subsequent to its commencement of operations in 2015, the Western Asset Variable Global High Yield Bond - Class II Variable Account received its annual distribution. The annualized investment income ratio was 19.56%. Prior to annualization, the ratio was 12.06%.

See Notes to Financial Statements

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The Pacific Select Exec Separate Account (the “Separate Account”) of Pacific Life Insurance Company (“Pacific Life”) is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Separate Account consists of subaccounts (each, a “Variable Account” and collectively, the “Variable Accounts”) which invest in shares of corresponding portfolios or funds (each, a “Portfolio” and collectively, the “Portfolios”) of registered investment management companies (each, a “Fund” and collectively, the “Funds”). As of December 31, 2017, the Fund investment options are Pacific Select Fund (See Note 4), AIM Variable Insurance Funds (Invesco Variable Insurance Funds), American Century Variable Portfolios, Inc., American Funds Insurance Series, BlackRock Variable Series Funds, Inc., Dreyfus Variable Investment Fund, Fidelity Variable Insurance Products Funds, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, Lazard Retirement Series, Inc., Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Lord Abbett Series Fund, Inc., M Fund, Inc., MFS Variable Insurance Trust, Neuberger Berman Advisers Management Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust, Royce Capital Fund, State Street Variable Insurance Series Funds, Inc., T. Rowe Price Equity Series, Inc., and VanEck VIP Trust. The Variable Accounts which have not commenced operations are not presented in this annual report.

Each Portfolio pursues different investment objectives and policies. The financial statements of the Funds, including the schedules of investments, are provided separately and should be read in conjunction with the Separate Account’s financial statements.

The Janus Henderson Enterprise Service Shares and Janus Henderson Overseas Service Shares Variable Accounts and Portfolios were formerly named Janus Aspen Series Enterprise Service Shares and Janus Aspen Series Overseas Service Shares Variable Accounts and Portfolios, respectively.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of Pacific Life. The assets of the Separate Account will not be charged with any liabilities arising out of any other business conducted by Pacific Life, but the obligations of the Separate Account, including benefits related to variable life insurance policies, are obligations of Pacific Life.

The Separate Account funds individual modified single premium, flexible premium, and last survivor flexible premium variable life insurance policies issued by Pacific Life. The investments of the Separate Account are carried at fair value.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Separate Account in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Separate Account qualifies as an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to Investment Companies Topic of U.S. GAAP.

A. Valuation of Investments

Investments in shares of the Portfolios are valued at the reported net asset values of the respective Portfolios. Valuation of securities held by the Funds is discussed in the notes to their financial statements.

B. Security Transactions and Income

Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividends and capital gain distributions, if any, from mutual fund investments are recorded on the ex-dividend date.

C. Federal Income Taxes

The operations of the Separate Account will be reported on the federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. Under the current tax law, no federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account. Pacific Life will periodically review the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the policies.

3. DIVIDENDS AND DISTRIBUTIONS FROM MUTUAL FUND INVESTMENTS

All dividend and capital gain distributions, if any, received from the Portfolios are reinvested in additional full and fractional shares of the related Portfolios and are recorded by the Variable Accounts on the ex-dividend date.

Each of the Portfolios in the Pacific Select Fund is treated as a partnership for federal income tax purposes only (the “Partnership Portfolios”). The Partnership Portfolios are not required to distribute taxable income and capital gains for federal income tax purposes. Therefore, no dividend or capital gain distributions were received from any Portfolios in the Pacific Select Fund nor were they recorded by the applicable Variable Accounts in the Statements of Operations for the year ended December 31, 2017.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

4. CHARGES AND EXPENSES AND RELATED PARTY TRANSACTIONS

Pacific Life makes certain deductions from the net assets of each Variable Account through a redemption of units for charges for the mortality and expense risks (“M&E”) and administrative expenses Pacific Life assumes, cost of insurance, charges for optional benefits provided by rider and any applicable surrender charges, and are shown as a decrease in net assets in the accompanying Statements of Changes in Net Assets. The mortality risk assumed by Pacific Life is the risk that those insured may die sooner than anticipated, resulting in Pacific Life paying an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the policies will exceed the amounts realized from the administrative fees assessed against the policies. The cost of insurance charge is the primary charge under the policy for the death benefit provided by Pacific Life which may vary by policy based on underwriting criteria. For some policies, a surrender charge is imposed if the policy is partially or fully surrendered within the specified surrender charge period and charges will vary depending on the individual policy. Most policies offer optional benefits that can be added to the policy by rider. The charges for riders can range depending on the individual policy. All of the fees described above are assessed directly to each policyholder account through a redemption of units. Surrender charges are included in policy benefits and terminations; and charges for M&E, administrative expenses, cost of insurance, and optional benefits provided by rider are included in policy maintenance charges in the accompanying Statements of Changes in Net Assets. The operating expenses of the Separate Account are paid by Pacific Life and are not reflected in the accompanying financial statements.

In addition to charges and expenses described above, the Variable Accounts also indirectly bear a portion of the operating expenses of the applicable Portfolios in which they invest.

With respect to variable life insurance policies funded by the Separate Account, Pacific Life makes certain deductions from premiums before amounts are allocated to the Separate Account to help pay costs of distributing the policies and to pay state and local premium taxes, and any other taxes that might be imposed, and to compensate Pacific Life for certain costs or loss of investment opportunities resulting from amortization and delayed recognition of certain policy expenses for federal income tax purposes. These deductions are not reflected in the accompanying financial statements.

The assets of certain Variable Accounts invest in Class I or Class D shares of the corresponding Portfolios of the Pacific Select Fund (“PSF”). Each Portfolio of PSF pays an advisory fee to Pacific Life Fund Advisors LLC (“PLFA”), a wholly-owned subsidiary of Pacific Life, pursuant to PSF’s Investment Advisory Agreement and pays a class-specific non-12b-1 service fee for Class I shares and a class-specific 12b-1 distribution and service fee for Class D shares to Pacific Select Distributors, LLC (“PSD”), also a wholly-owned subsidiary of Pacific Life, for providing shareholder servicing activities under PSF’s non-12b-1 Service Plan and 12b-1 Distribution and Service Plan. Each Portfolio of PSF also compensates Pacific Life and PLFA on an approximate cost basis pursuant to PSF’s Agreement for Support Services for providing services to PSF that are outside the scope of the Investment Adviser’s responsibilities under the Investment Advisory Agreement. The advisory fee and distribution and/or service fee rates are disclosed in the Notes to Financial Statements of PSF, which are provided separately. For the year ended December 31, 2017, PLFA received net advisory fees from the corresponding Portfolios of PSF at effective annual rates ranging from 0.05% to 1.00%, and PSD received a non-12b-1 service fee of 0.20% on Class I shares only and a 12b-1 service fee of 0.20% and a distribution fee of 0.05% on Class D shares only, all of which are based on the average daily net assets of each Portfolio.

5. RELATED PARTY AGREEMENT

PSD serves as principal underwriter of variable life insurance policies funded by interests in the Separate Account, without remuneration from the Separate Account.

6. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2017, were as follows:

Variable Accounts	Purchases	Sales
Core Income	$767,592	$222,983
Diversified Bond	10,193,634	6,361,199
Floating Rate Income	964,000	2,202,879
Floating Rate Loan	2,772,330	2,176,159
High Yield Bond	7,207,914	11,526,537
Inflation Managed	5,918,402	10,509,215
Inflation Strategy	253,644	297,433
Managed Bond	13,398,208	12,625,547
Short Duration Bond	14,122,662	9,687,209
Emerging Markets Debt	2,846,960	876,105
Comstock	3,710,364	4,948,494
Developing Growth	—	2,181,499
Dividend Growth	4,001,351	10,629,867
Equity Index	20,126,001	60,953,939
Focused Growth	1,321,182	3,821,736
Growth	10,858,960	18,246,616
Large-Cap Growth	3,028,103	5,884,412
Large-Cap Value	3,539,379	11,378,179
Long/Short Large-Cap	1,892,257	1,700,960
Main Street Core	3,090,208	18,828,186
Mid-Cap Equity	3,404,648	22,222,792
Mid-Cap Growth	12,910,154	4,582,310
Mid-Cap Value	2,464,516	2,019,980
Small-Cap Equity	4,425,713	3,262,725
Small-Cap Index	4,219,220	26,948,512
Small-Cap Value	3,310,577	8,340,891
Value Advantage	1,177,183	743,595
Emerging Markets	13,474,255	11,286,637

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

Variable Accounts	Purchases	Sales
International Large-Cap	$9,107,934	$17,620,848
International Small-Cap	4,356,528	3,169,580
International Value	5,543,779	9,224,987
Health Sciences	3,875,236	7,592,871
Real Estate	4,695,396	10,540,323
Technology	5,411,516	3,056,358
Currency Strategies	86,192	109,593
Diversified Alternatives	130,429	11,538
Equity Long/Short	5,520,498	752,745
Global Absolute Return	2,817,321	663,637
Pacific Dynamix - Conservative Growth	2,635,458	1,654,456
Pacific Dynamix - Moderate Growth	11,042,385	4,571,562
Pacific Dynamix - Growth	13,413,955	1,503,012
Portfolio Optimization Conservative	1,572,851	6,137,984
Portfolio Optimization Moderate-Conservative	6,311,773	5,321,320
Portfolio Optimization Moderate	7,609,651	19,512,396
Portfolio Optimization Growth	8,614,097	23,914,900
Portfolio Optimization Aggressive-Growth	7,226,072	10,938,942
PSF DFA Balanced Allocation	1,735,661	423,631
Invesco V.I. International Growth Series II	7,213,482	3,585,007
American Century VP Mid Cap Value Class II	7,292,124	14,314,091
American Funds IS Asset Allocation Class 4	11,198,883	4,383,745
American Funds IS Growth Class 4	11,521,352	7,509,683
American Funds IS Growth-Income Class 4	10,400,925	5,834,249
BlackRock Basic Value V.I. Class III	2,735,360	12,844,536
BlackRock Global Allocation V.I. Class III	5,048,689	6,353,836
BlackRock iShares Alternative Strategies V.I. Class I	670,507	377,300
BlackRock iShares Dynamic Allocation V.I. Class I	457,584	59,222
BlackRock iShares Dynamic Fixed Income V.I. Class I	759,225	291,220
BlackRock iShares Equity Appreciation V.I. Class I	1,085,060	136,256
Dreyfus VIF Appreciation Service Shares	293,507	468,193
Fidelity VIP Contrafund Service Class 2	6,521,645	6,590,745
Fidelity VIP Freedom 2010 Portfolio Service Class 2	644,465	128,699
Fidelity VIP Freedom 2015 Portfolio Service Class 2	1,564,966	873,720
Fidelity VIP Freedom 2020 Portfolio Service Class 2	1,350,187	1,912,047
Fidelity VIP Freedom 2025 Portfolio Service Class 2	2,694,779	3,181,511
Fidelity VIP Freedom 2030 Portfolio Service Class 2	3,011,168	3,149,031
Fidelity VIP Freedom 2035 Portfolio Service Class 2	2,700,331	735,650
Fidelity VIP Freedom 2045 Portfolio Service Class 2	2,538,879	502,282
Fidelity VIP Freedom Income Portfolio Service Class 2	171,634	419,745
Fidelity VIP Government Money Market Service Class	61,519,393	77,093,774
Fidelity VIP Growth Service Class 2	4,615,027	1,828,290
Fidelity VIP Mid Cap Service Class 2	3,888,315	3,688,065
Fidelity VIP Value Strategies Service Class 2	2,402,380	1,003,732
Templeton Foreign VIP Class 2	6,354,572	2,564,538
Templeton Global Bond VIP Class 2	4,571,233	2,883,790
Janus Henderson Enterprise Service Shares	5,093,315	2,612,527
Janus Henderson Overseas Service Shares	15,082,641	1,601,160
Lazard Retirement Global Dynamic Multi Asset Service Class	347,694	185,038
Lazard Retirement U.S. Strategic Equity Service Class	333,062	487,628
ClearBridge Variable Aggressive Growth - Class II	3,977,533	2,251,699
ClearBridge Variable Mid Cap - Class II	2,038,947	2,822,119
Western Asset Variable Global High Yield Bond - Class II	747,622	296,991
Lord Abbett Bond Debenture Class VC	6,052,684	1,143,986
Lord Abbett Developing Growth Class VC	2,714,478	2,112,888
Lord Abbett Fundamental Equity Class VC	1,018,322	881,295
Lord Abbett Total Return Class VC	9,048,650	4,806,664
I	6,624,202	8,115,400
II	5,452,851	6,557,396
III	10,007,648	7,591,718
V	3,757,608	3,855,961
MFS New Discovery Series - Service Class	14,360,159	5,023,627
MFS Utilities Series - Service Class	1,806,983	2,373,908
MFS Value Series - Service Class	7,503,779	2,073,132
Neuberger Berman Socially Responsive I Class	181,973	91,254
Oppenheimer Global Fund/VA Service Shares	3,387,876	1,947,445
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	1,222,356	735,180
Royce Micro-Cap Service Class	615,914	557,483
State Street Total Return V.I.S. Class 3	427,224	437,962
T. Rowe Price Blue Chip Growth - II	9,609,673	5,598,767
T. Rowe Price Equity Income - II	10,206,526	4,134,004
VanEck VIP Global Hard Assets Initial Class	4,280,094	7,369,160

7. FAIR VALUE MEASUREMENTS

The Variable Accounts characterize their holdings in the Portfolios as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the holdings. The three-tier hierarchy of inputs is summarized in the three broad levels:

Level 1 — Quoted prices (unadjusted) in active markets for identical holdings

Level 2 — Significant observable market-based inputs, other than Level 1 quoted prices, or unobservable inputs that are corroborated by market data

Level 3 — Significant unobservable inputs that are not corroborated by observable market data

The inputs or methodologies used for valuing the Variable Accounts’ holdings are not necessarily an indication of risks associated with investing in those holdings. As of December 31, 2017, the Variable Accounts’ holdings as presented in the Schedule of Investments on pages SA-3 to SA-5 of this report were all categorized as Level 1 under the three-tier hierarchy of inputs.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

8. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year or period ended December 31, 2017 and 2016 were as follows:

	2017			2016
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
Core Income	83,368	(31,762)	51,606	146,774	(87,082)	59,692
Diversified Bond	1,045,871	(814,416)	231,455	1,157,165	(1,330,489)	(173,324)
Floating Rate Income	110,363	(219,132)	(108,769)	223,194	(78,905)	144,289
Floating Rate Loan	330,347	(280,584)	49,763	436,634	(287,067)	149,567
High Yield Bond	203,152	(260,795)	(57,643)	596,840	(597,626)	(786)
Inflation Managed	194,477	(271,166)	(76,689)	188,268	(378,482)	(190,214)
Inflation Strategy	31,169	(35,364)	(4,195)	46,480	(39,670)	6,810
Managed Bond	633,656	(622,237)	11,419	613,953	(827,876)	(213,923)
Short Duration Bond	1,557,024	(1,217,632)	339,392	1,319,907	(1,393,040)	(73,133)
Emerging Markets Debt	260,997	(96,627)	164,370	185,552	(112,083)	73,469
Comstock	442,286	(493,505)	(51,219)	564,544	(768,679)	(204,135)
Developing Growth	46	(95,528)	(95,482)	822	(118,304)	(117,482)
Dividend Growth	277,406	(513,649)	(236,243)	631,792	(527,117)	104,675
Equity Index	943,834	(1,309,241)	(365,407)	1,358,790	(1,668,197)	(309,407)
Focused Growth	113,500	(195,668)	(82,168)	186,260	(346,027)	(159,767)
Growth	216,376	(296,012)	(79,636)	211,542	(390,900)	(179,358)
Large-Cap Growth	511,411	(678,590)	(167,179)	727,210	(1,047,059)	(319,849)
Large-Cap Value	378,926	(625,235)	(246,309)	535,722	(827,922)	(292,200)
Long/Short Large-Cap	195,280	(183,900)	11,380	101,914	(152,381)	(50,467)
Main Street Core	110,479	(251,337)	(140,858)	245,149	(390,882)	(145,733)
Mid-Cap Equity	196,685	(557,855)	(361,170)	446,050	(456,732)	(10,682)
Mid-Cap Growth	831,426	(398,072)	433,354	380,477	(643,930)	(263,453)
Mid-Cap Value	95,911	(82,900)	13,011	215,586	(213,604)	1,982
Small-Cap Equity	241,868	(207,419)	34,449	532,587	(221,475)	311,112
Small-Cap Index	467,171	(1,054,259)	(587,088)	927,118	(979,494)	(52,376)
Small-Cap Value	184,417	(284,586)	(100,169)	360,120	(427,768)	(67,648)
Value Advantage	101,298	(72,535)	28,763	85,334	(199,881)	(114,547)
Emerging Markets	653,841	(615,928)	37,913	877,196	(660,938)	216,258
International Large-Cap	1,368,699	(1,834,140)	(465,441)	2,720,971	(1,696,014)	1,024,957
International Small-Cap	566,856	(504,121)	62,735	746,576	(590,588)	155,988
International Value	500,230	(620,018)	(119,788)	812,705	(1,273,749)	(461,044)
Health Sciences	177,725	(245,684)	(67,959)	246,444	(410,497)	(164,053)
Real Estate	260,421	(347,533)	(87,112)	276,957	(335,364)	(58,407)
Technology	649,118	(435,081)	214,037	396,748	(568,192)	(171,444)
Currency Strategies	10,115	(12,259)	(2,144)	59,125	(30,694)	28,431
Diversified Alternatives	12,097	(1,435)	10,662	2,981	(363)	2,618
Equity Long/Short	499,528	(151,494)	348,034	177,872	(184,921)	(7,049)
Global Absolute Return	268,284	(83,089)	185,195	67,549	(82,558)	(15,009)
Pacific Dynamix - Conservative Growth	207,265	(154,210)	53,055	190,124	(62,698)	127,426
Pacific Dynamix - Moderate Growth	620,807	(312,033)	308,774	518,507	(234,571)	283,936
Pacific Dynamix - Growth	729,716	(224,452)	505,264	574,021	(229,951)	344,070
Portfolio Optimization Conservative	185,914	(543,176)	(357,262)	377,964	(296,919)	81,045
Portfolio Optimization Moderate-Conservative	599,696	(532,259)	67,437	421,569	(716,142)	(294,573)
Portfolio Optimization Moderate	1,346,670	(2,173,330)	(826,660)	2,220,869	(2,515,824)	(294,955)
Portfolio Optimization Growth	1,802,992	(2,814,568)	(1,011,576)	2,085,940	(3,553,699)	(1,467,759)
Portfolio Optimization Aggressive-Growth	858,773	(1,093,587)	(234,814)	1,105,931	(1,333,805)	(227,874)
PSF DFA Balanced Allocation	148,416	(31,166)	117,250	28,448	(768)	27,680
Invesco V.I. International Growth Series II	850,985	(614,849)	236,136	856,792	(394,712)	462,080
American Century VP Mid Cap Value Class II	560,867	(952,812)	(391,945)	1,290,714	(367,044)	923,670
American Funds IS Asset Allocation Class 4	510,761	(357,426)	153,335	680,047	(320,118)	359,929
American Funds IS Growth Class 4	422,082	(531,829)	(109,747)	413,922	(518,225)	(104,303)
American Funds IS Growth-Income Class 4	366,715	(427,318)	(60,603)	407,680	(457,768)	(50,088)
BlackRock Basic Value V.I. Class III	131,705	(648,912)	(517,207)	685,323	(411,150)	274,173
BlackRock Global Allocation V.I. Class III	369,559	(495,298)	(125,739)	442,498	(580,244)	(137,746)

PACIFIC SELECT EXEC SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS (Continued)

	2017			2016
	Units	Units	Net Increase	Units	Units	Net Increase
Variable Accounts	Issued	Redeemed	(Decrease)	Issued	Redeemed	(Decrease)
BlackRock iShares Alternative Strategies V.I. Class I	67,963	(44,726)	23,237	110,503	(20,530)	89,973
BlackRock iShares Dynamic Allocation V.I. Class I	44,891	(7,458)	37,433	20,850	(5,029)	15,821
BlackRock iShares Dynamic Fixed Income V.I. Class I	74,226	(31,217)	43,009	75,328	(27,851)	47,477
BlackRock iShares Equity Appreciation V.I. Class I	101,420	(12,038)	89,382	14,381	(7,119)	7,262
Dreyfus VIF Appreciation Service Shares	18,109	(35,769)	(17,660)	31,318	(12,562)	18,756
Fidelity VIP Contrafund Service Class 2	224,641	(353,731)	(129,090)	255,996	(506,830)	(250,834)
Fidelity VIP Freedom 2010 Portfolio Service Class 2	42,612	(9,902)	32,710	8,419	(81,348)	(72,929)
Fidelity VIP Freedom 2015 Portfolio Service Class 2	101,616	(60,137)	41,479	35,149	(14,017)	21,132
Fidelity VIP Freedom 2020 Portfolio Service Class 2	79,146	(140,216)	(61,070)	89,497	(97,886)	(8,389)
Fidelity VIP Freedom 2025 Portfolio Service Class 2	138,731	(190,699)	(51,968)	105,979	(104,300)	1,679
Fidelity VIP Freedom 2030 Portfolio Service Class 2	185,738	(226,625)	(40,887)	196,107	(156,393)	39,714
Fidelity VIP Freedom 2035 Portfolio Service Class 2	165,713	(62,320)	103,393	103,038	(38,059)	64,979
Fidelity VIP Freedom 2045 Portfolio Service Class 2	157,448	(51,930)	105,518	109,636	(46,611)	63,025
Fidelity VIP Freedom Income Portfolio Service Class 2	12,307	(32,601)	(20,294)	14,671	(23,855)	(9,184)
Fidelity VIP Government Money Market Service Class	18,363,252	(20,000,705)	(1,637,453)	23,987,542	(30,015,263)	(6,027,721)
Fidelity VIP Growth Service Class 2	171,253	(92,296)	78,957	51,617	(81,094)	(29,477)
Fidelity VIP Mid Cap Service Class 2	147,635	(205,445)	(57,810)	148,305	(343,712)	(195,407)
Fidelity VIP Value Strategies Service Class 2	95,072	(102,229)	(7,157)	105,638	(134,298)	(28,660)
Templeton Foreign VIP Class 2	594,434	(352,861)	241,573	422,758	(268,931)	153,827
Templeton Global Bond VIP Class 2	542,387	(414,602)	127,785	464,649	(1,122,679)	(658,030)
Janus Henderson Enterprise Service Shares	300,965	(244,412)	56,553	271,932	(201,564)	70,368
Janus Henderson Overseas Service Shares	1,524,216	(282,751)	1,241,465	354,454	(472,442)	(117,988)
Lazard Retirement Global Dynamic Multi Asset Service Class	27,504	(19,511)	7,993	28,232	(13,353)	14,879
Lazard Retirement U.S. Strategic Equity Service Class	17,101	(29,762)	(12,661)	9,075	(21,382)	(12,307)
ClearBridge Variable Aggressive Growth - Class II	303,164	(294,815)	8,349	332,345	(360,718)	(28,373)
ClearBridge Variable Mid Cap - Class II	231,518	(308,311)	(76,793)	404,594	(346,152)	58,442
Western Asset Variable Global High Yield Bond - Class II	63,945	(26,478)	37,467	41,630	(16,974)	24,656
Lord Abbett Bond Debenture Class VC	580,487	(203,533)	376,954	489,511	(203,144)	286,367
Lord Abbett Developing Growth Class VC	214,057	(181,138)	32,919	445,995	(216,429)	229,566
Lord Abbett Fundamental Equity Class VC	40,108	(61,091)	(20,983)	91,810	(106,718)	(14,908)
Lord Abbett Total Return Class VC	1,427,189	(1,139,052)	288,137	1,433,141	(1,032,660)	400,481
I	380,255	(457,010)	(76,755)	638,311	(392,595)	245,716
II	199,041	(246,064)	(47,023)	188,143	(279,011)	(90,868)
III	150,405	(200,747)	(50,342)	157,555	(165,055)	(7,500)
V	261,008	(330,712)	(69,704)	406,800	(454,043)	(47,243)
MFS New Discovery Series - Service Class	697,821	(303,414)	394,407	298,992	(223,685)	75,307
MFS Utilities Series - Service Class	117,977	(177,216)	(59,239)	326,102	(430,220)	(104,118)
MFS Value Series - Service Class	637,145	(259,511)	377,634	1,070,116	(160,798)	909,318
Neuberger Berman Socially Responsive I Class	11,105	(6,486)	4,619	6,074	(6,615)	(541)
Oppenheimer Global Fund/VA Service Shares	390,871	(304,639)	86,232	259,298	(337,650)	(78,352)
PIMCO Global Multi-Asset Managed Allocation - Advisor Class	122,058	(90,316)	31,742	150,228	(154,510)	(4,282)
Royce Micro-Cap Service Class	35,975	(49,235)	(13,260)	56,453	(52,554)	3,899
State Street Total Return V.I.S. Class 3	27,237	(33,276)	(6,039)	31,578	(104,876)	(73,298)
T. Rowe Price Blue Chip Growth - II	663,532	(576,296)	87,236	854,647	(794,183)	60,464
T. Rowe Price Equity Income - II	353,257	(414,326)	(61,069)	689,789	(728,949)	(39,160)
VanEck VIP Global Hard Assets Initial Class	529,448	(696,723)	(167,275)	703,105	(737,411)	(34,306)

PACIFIC LIFE INSURANCE COMPANY

AND SUBSIDIARIES

Consolidated Financial Statements

as of December 31, 2017 and 2016 and

for the years ended December 31, 2017, 2016 and 2015

and Independent Auditors’ Report

Deloitte & Touche LLP
695 Town Center Drive Costa Mesa, CA 92626 USA Tel: + 1 714 436 7100 Fax: + 1 714 436 7200 www.deloitte.com

INDEPENDENT AUDITORS’ REPORT

Pacific Life Insurance Company and Subsidiaries:

We have audited the accompanying consolidated financial statements of Pacific Life Insurance Company and Subsidiaries (the “Company”), which comprise the consolidated statements of financial condition as of December 31, 2017 and 2016, and the related consolidated statements of operations, comprehensive income (loss), equity, and cash flows for each of the three years in the period ended December 31,2017 and the related notes to the consolidated financial statements.

Management’s Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of these consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company’s preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Pacific Life Insurance Company and Subsidiaries as of December 31, 2017 and 2016, and the results of their operations and their cash flows for each of the three years in the period ended December 31,2017 in accordance with accounting principles generally accepted in the United States of America.

March 8, 2018

Pacific Life Insurance Company and Subsidiaries

C O N S O L I D A T E D   S T A T E M E N T S   O F   F I N A N C I A L   C O N D I T I O N

	December 31,
(In Millions)	2017	2016
ASSETS
Investments:
Fixed maturity securities available for sale, at estimated fair value	$47,460	$43,247
Equity securities available for sale, at estimated fair value	82	100
Fair value option securities (includes VIE assets of $621 and $0)	1,182	529
Mortgage loans (includes VIE assets of $1,800 and $1,800)	13,558	12,175
Policy loans	7,681	7,437
Other investments (includes VIE assets of $397 and $278)	3,637	2,693
TOTAL INVESTMENTS	73,600	66,181
Cash and cash equivalents (includes VIE assets of $66 and $7)	2,639	1,360
Restricted cash	211	188
Deferred policy acquisition costs	4,693	4,509
Aircraft, net	7,834	7,855
Other assets (includes VIE assets of $6 and $4)	4,465	3,525
Separate account assets	61,456	57,426
TOTAL ASSETS	$154,898	$141,044
LIABILITIES AND EQUITY
Liabilities:
Policyholder account balances	$48,765	$44,907
Future policy benefits	16,895	15,162
Debt (includes VIE debt of $1,658 and $1,560)	10,251	9,156
Fair value option debt (includes VIE debt of $462 and $0)	462	0
Other liabilities (includes VIE liabilities of $108 and $5)	4,174	3,685
Separate account liabilities	61,456	57,426
TOTAL LIABILITIES	142,003	130,336
Commitments and contingencies (Note 18)
Stockholder’s Equity:
Common stock - $50 par value; 600,000 shares authorized, issued and outstanding	30	30
Paid-in capital	1,023	1,019
Retained earnings	9,534	8,625
Accumulated other comprehensive income	1,613	909
Total Stockholder’s Equity	12,200	10,583
Noncontrolling interests	695	125
TOTAL EQUITY	12,895	10,708
TOTAL LIABILITIES AND EQUITY	$154,898	$141,044

The abbreviation VIE above means variable interest entity.

See Notes to Consolidated Financial Statements

Pacific Life Insurance Company and Subsidiaries

C O N S O L I D A T E D   S T A T E M E N T S   O F   O P E R A T I O N S

	Years Ended December 31,
(In Millions)	2017	2016	2015
REVENUES
Policy fees and insurance premiums	$4,347	$4,108	$4,179
Net investment income	2,840	2,587	2,557
Net realized investment gain	48	110	234
OTTI, consisting of $11, $53 and $102 in total, net of $0, $11 and $6 recognized in OCI	(11)	(42)	(96)
Investment advisory fees	300	294	353
Aircraft leasing revenue	898	1,018	833
Other income	314	379	260
TOTAL REVENUES	8,736	8,454	8,320

BENEFITS AND EXPENSES
Policy benefits paid or provided	3,463	3,182	3,249
Interest credited to policyholder account balances	1,383	1,306	1,250
Commission expenses	769	953	1,200
Operating and other expenses	2,145	2,023	1,870
TOTAL BENEFITS AND EXPENSES	7,760	7,464	7,569

INCOME BEFORE PROVISION (BENEFIT) FOR INCOME TAXES	976	990	751
Provision (benefit) for income taxes	(384)	207	149

Net income	1,360	783	602
Less: net (income) loss attributable to noncontrolling interests	(6)	(26)	2

NET INCOME ATTRIBUTABLE TO THE COMPANY	$1,354	$757	$604

The abbreviation OTTI above means other than temporary impairment losses.

The abbreviation OCI above means other comprehensive income (loss).

See Notes to Consolidated Financial Statements

Pacific Life Insurance Company and Subsidiaries

C O N S O L I D A T E D   S T A T E M E N T S   O F   C O M P R E H E N S I V E   I N C O M E   ( L O S S )

	Years Ended December 31,
(In Millions)	2017	2016	2015
NET INCOME	$1,360	$783	$602

Other comprehensive income (loss), net of tax:
Gain (loss) on derivatives and unrealized gain (loss) on securities available for sale, net:
Unrealized holding gain (loss) arising during period	467	220	(710)
Reclassification adjustment for (gain) loss included in net income	(56)	5	41

Gain (loss) on derivatives and unrealized gain (loss) on securities available for sale, net	411	225	(669)
Other, net	8	(4)	(5)

Other comprehensive income (loss)	419	221	(674)

Comprehensive income (loss)	1,779	1,004	(72)
Less: comprehensive (income) loss attributable to noncontrolling interests	(6)	(26)	2

COMPREHENSIVE INCOME (LOSS) ATTRIBUTABLE TO THE COMPANY	$1,773	$978	($70)

See Notes to Consolidated Financial Statements

Pacific Life Insurance Company and Subsidiaries

C O N S O L I D A T E D   S T A T E M E N T S   O F   E Q U I T Y

				Accumulated Other
				Comprehensive Income
				Gain (Loss) On
				Derivatives and
				Unrealized
				Gain (Loss) On
				Securities		Total
	Common	Paid-in	Retained	Available for	Other,	Stockholder’s	Noncontrolling	Total
(In Millions)	Stock	Capital	Earnings	Sale, Net	Net	Equity	Interests	Equity
BALANCES, JANUARY 1, 2015	$30	$982	$7,264	$1,374	($12)	$9,638	$104	$9,742
Comprehensive loss:
Net income (loss)			604			604	(2)	602
OCI				(669)	(5)	(674)		(674)
Total comprehensive loss						(70)	(2)	(72)
Assumption of noncontrolling interest (Note 7)		30				30	(30)	—
Change in equity of noncontrolling interests							16	16
BALANCES, DECEMBER 31, 2015	30	1,012	7,868	705	(17)	9,598	88	9,686
Comprehensive income:
Net income			757			757	26	783
OCI				225	(4)	221		221
Total comprehensive income						978	26	1,004
Assumption of noncontrolling interest (Note 7)		7				7	(7)	—
Change in equity of noncontrolling interests							18	18
BALANCES, DECEMBER 31, 2016	30	1,019	8,625	930	(21)	10,583	125	10,708
Comprehensive income:
Net income			1,354			1,354	6	1,360
OCI				411	8	419		419
Total comprehensive income						1,773	6	1,779
Dividend to parent			(160)			(160)		(160)
Reclassification of deferred tax effects (Note 1)			(285)	289	(4)
Partial sale of subsidiary (Note 1)		4				4	587	591
Change in equity of noncontrolling interests							(23)	(23)

BALANCES, DECEMBER 31, 2017	$30	$1,023	$9,534	$1,630	($17)	$12,200	$695	$12,895

The abbreviation OCI above means other comprehensive income (loss).

See Notes to Consolidated Financial Statements

Pacific Life Insurance Company and Subsidiaries

C O N S O L I D A T E D   S T A T E M E N T S   O F   C A S H   F L O W S

	Years Ended December 31,
(In Millions)	2017	2016	2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$1,360	$783	$602
Adjustments to reconcile net income to net cash provided by operating activities:
Net accretion on fixed maturity securities	(46)	(50)	(70)
Depreciation and amortization	426	418	466
Deferred income taxes	(643)	123	113
Net realized investment gain	(48)	(110)	(234)
Other than temporary impairments	11	42	96
Net change in deferred policy acquisition costs	(246)	78	290
Interest credited to policyholder account balances	1,383	1,306	1,250
Net change in future policy benefits	1,369	1,398	1,274
Other operating activities, net	341	(107)	348
NET CASH PROVIDED BY OPERATING ACTIVITIES	3,907	3,881	4,135

CASH FLOWS FROM INVESTING ACTIVITIES
Fixed maturity and equity securities available for sale:
Purchases	(6,685)	(7,510)	(7,340)
Sales	994	805	552
Maturities and repayments	2,767	2,697	2,120
Purchases of fair value option securities	(673)
Repayments of mortgage loans	295	410	863
Fundings of mortgage loans and real estate	(2,318)	(1,934)	(1,750)
Funding of CMBS VIE mortgage loan			(1,050)
Net change in policy loans	(244)	(106)	(97)
Terminations of derivative instruments, net	400	137	159
Proceeds from nonhedging derivative settlements	105	120	135
Payments for nonhedging derivative settlements	(584)	(583)	(295)
Net change in cash collateral received or pledged	86	74	(68)
Purchases of and advance payments on aircraft	(2,134)	(1,241)	(1,306)
Proceeds from sale of aircraft	732	954	168
Other investing activities, net	(108)	(42)	132
NET CASH USED IN INVESTING ACTIVITIES	(7,367)	(6,219)	(7,777)

(Continued)

The abbreviation CMBS VIE above means commercial mortgage-backed security VIE.

See Notes to Consolidated Financial Statements

Pacific Life Insurance Company and Subsidiaries

C O N S O L I D A T E D   S T A T E M E N T S   O F   C A S H   F L O W S

	Years Ended December 31,
(In Millions)	2017	2016	2015
(Continued)
CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder account balances:
Deposits	$6,843	$6,727	$6,075
Withdrawals	(4,735)	(4,751)	(5,419)
Net change in short-term debt and revolving credit facilities	(687)	546	227
Issuance of long-term debt	2,871	504	1,041
Issuance of CMBS VIE debt			845
Partial retirement of surplus notes	(906)	(80)
Payments of long-term debt	(295)	(1,345)	(828)
Issuance of fair value option debt	460
Net change in cash collateral for loaned securities	640	23	161
Dividend to parent	(160)
Partial sale of subsidiary (Note 1)	591
Other financing activities, net	117	229	165
NET CASH PROVIDED BY FINANCING ACTIVITIES	4,739	1,853	2,267

Net change in cash and cash equivalents	1,279	(485)	(1,375)
Cash and cash equivalents, beginning of year	1,360	1,845	3,220

CASH AND CASH EQUIVALENTS, END OF YEAR	$2,639	$1,360	$1,845

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Income taxes paid (received), net	$249	$97	($99)
Interest paid	$372	$393	$376

The abbreviation CMBS VIE above means commercial mortgage-backed security VIE.

See Notes to Consolidated Financial Statements

Pacific Life Insurance Company and Subsidiaries

N O T E S   T O   C O N S O L I D A T E D   F I N A N C I A L   S T A T E M E N T S

1.                         ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION AND DESCRIPTION OF BUSINESS

Pacific Life Insurance Company (Pacific Life) was established in 1868 and is domiciled in the State of Nebraska as a stock life insurance company.  Pacific Life is an indirect subsidiary of Pacific Mutual Holding Company (PMHC), a Nebraska mutual holding company, and a wholly owned subsidiary of Pacific LifeCorp, an intermediate Delaware stock holding company.  Pacific Life and its subsidiaries and affiliates have primary business operations consisting of life insurance, annuities, mutual funds, aircraft leasing and reinsurance.

BASIS OF PRESENTATION AND PRINCIPLES OF CONSOLIDATION

The accompanying consolidated financial statements of Pacific Life and its subsidiaries (the Company) have been prepared in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP) and include the accounts of Pacific Life and its majority owned and controlled subsidiaries and variable interest entities (VIEs) in which the Company is the primary beneficiary.  All significant intercompany transactions and balances have been eliminated in consolidation.

Pacific Life prepares its regulatory financial statements in accordance with statutory accounting practices prescribed or permitted by the Nebraska Department of Insurance (NE DOI), which is a comprehensive basis of accounting other than U.S. GAAP (Note 2).  These consolidated financial statements materially differ from those filed with regulatory authorities.

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

In developing these estimates, management makes subjective and complex judgments that are inherently uncertain and subject to material change as facts and circumstances develop.  Management has identified the following estimates as critical, as they involve a higher degree of judgment and are subject to a significant degree of variability:

•                   The fair value of investments in the absence of quoted market values

•                   Other than temporary impairment (OTTI) losses of investments

•                   Application of the consolidation rules to certain investments

•                   The fair value of and accounting for derivatives

•                   Aircraft valuation and impairment

•                   The capitalization and amortization of deferred policy acquisition costs (DAC)

•                   The liability for future policy benefits

•                   Income taxes

•                   Reinsurance transactions

•                   Litigation and other contingencies

During the first quarter of 2017, Pacific Life formed a wholly owned limited liability company (LLC), Pacific Life Aviation Holdings LLC (PLAH).  During March 2017, Pacific Life contributed 100% of its stock ownership of Aviation Capital Group Corp. and its subsidiaries to PLAH.  Effective March 31, 2017, Aviation Capital Group Corp. was converted to an LLC named Aviation Capital Group LLC (ACG).  ACG is engaged in the acquisition and leasing of commercial aircraft.

In December 2017, TC Skyward Aviation U.S., Inc., a Delaware corporation (the Investor) and direct subsidiary of Tokyo Century Corporation, a Japanese corporation, purchased a 20% member interest in ACG.  At the request of ACG and subject to certain conditions, the Investor has also agreed to provide up to $600 million of additional equity capital to ACG through December 2020 in exchange for additional member interest in ACG.  If the Investor owns less than 30% membership interest in ACG after December 2020, the Investor has the right, subject to certain conditions, to purchase additional interests up to an amount of 30% of the membership interests of ACG.

Certain reclassifications have been made to the 2016 and 2015 consolidated financial statements to conform to the 2017 consolidated financial statement presentation.

The Company has evaluated events subsequent to December 31, 2017 through March 8, 2018, the date the consolidated financial statements were available to be issued and has concluded that no events have occurred that require disclosure or adjustment to the consolidated financial statements.

INVESTMENTS

Fixed maturity and equity securities available for sale are reported at estimated fair value, with unrealized gains and losses, net of adjustments related to DAC, future policy benefits and deferred income taxes, recognized as a component of other comprehensive income (OCI).  Amortization of premium and accretion of discount on fixed maturity securities is recorded using the effective interest method.  For mortgage-backed and asset-backed securities, the determination of effective yield is based on anticipated prepayments and the estimated economic life of the securities.  When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments.

Investment income consists primarily of interest and dividends, net investment income from partnership interests, prepayment fees on fixed maturity securities and mortgage loans, and income from certain derivatives.  Interest is recognized on an accrual basis and dividends are recorded on the ex-dividend date.

The Company’s available for sale securities are assessed for OTTI, if impaired.  If a decline in the estimated fair value of an available for sale security is deemed to be other than temporary, the OTTI is recognized equal to the difference between the estimated fair value and net carrying amount of the security.  If the OTTI for a fixed maturity security is attributable to both credit and other factors, then the OTTI is bifurcated and the non credit-related portion is recognized in OCI while the credit portion is recognized in earnings.  If the OTTI is related to credit factors only or management has determined that it is more likely than not going to be required to sell the security prior to recovery, the OTTI is recognized in earnings.

The evaluation of OTTI is a quantitative and qualitative process subject to significant estimates and management judgment.  The Company has controls and procedures in place to monitor securities and identify those that are subject to greater analysis for OTTI.  The Company has an investment impairment committee that reviews and evaluates securities for potential OTTI at minimum on a quarterly basis.

In evaluating whether a decline in value is other than temporary, the Company considers many factors including, but not limited to, the following: the extent and duration of the decline in value; the reasons for the decline (credit event, currency, interest rate related, or spread widening); the ability and intent to hold the investment for a period of time to allow for a recovery of value; and the financial condition of and near-term prospects of the issuer.

Analysis of the probability that all cash flows will be collected under the contractual terms of a fixed maturity security and determination as to whether the Company does not intend to sell the security and that it is more likely than not that the Company will not be required to sell the security before recovery of the investment are key factors in determining whether a fixed maturity security is other than temporarily impaired.

For mortgage-backed and asset-backed securities, the Company evaluates the performance of the underlying collateral and projected future discounted cash flows.  In projecting future discounted cash flows, the Company incorporates inputs from third-party sources and applies reasonable judgment in developing assumptions used to estimate the probability and timing of collecting all contractual cash flows.

In evaluating investment grade perpetual preferred securities, which do not have final contractual cash flows, the Company applies OTTI considerations used for debt securities, placing emphasis on the probability that all cash flows will be collected under the contractual terms of the security and the Company’s intent and ability to hold the security to allow for a recovery of value.  Perpetual preferred securities are reported as equity securities as they are structured in equity form, but have significant debt-like characteristics, including periodic dividends, call features, credit ratings and pricing similar to debt securities.

Realized gains and losses on investment transactions are determined on a specific identification basis and are included in net realized investment gain.

The Company has elected the fair value option (FVO) method of accounting for a portfolio of U.S. Government securities and broadly syndicated bank loans.  The Company elected the FVO in order to report the investments at estimated fair value with changes in the estimated fair value of these securities recognized in net realized investment gain.  This accounting treatment for the U.S. Government securities will provide a partial offset to the impact of interest rate movements.  The Company has elected the FVO for debt issued from a collateralized loan obligation (CLO) that is classified as a VIE.  The debt and broadly syndicated bank loans were designated as FVO to reduce the impact of market value changes from the CLO on the consolidated financial statements.  See Notes 4 and 11.

Mortgage loans on real estate are carried at their unpaid principal balance, net of deferred origination fees and write-downs.  Interest is recognized and discounts and deferred origination fees are amortized to interest income using the effective interest method based on the contractual life of the mortgage loan.  The method of recognizing interest or amortization income is based on the contractual life of the mortgage loan.  Mortgage loans are considered to be impaired when management estimates that based upon current information and events, it is probable that the Company will not be able to collect all amounts due according to the contractual terms of the mortgage loan agreement.  For mortgage loans deemed to be impaired, an impairment loss is recorded when the carrying amount is greater than the Company’s estimated fair value of the underlying collateral of the mortgage loan.  When the fair value of the underlying collateral of the mortgage loan is greater than the carrying amount, the mortgage loan is not considered to have an impaired loss and no write-down is recorded.

Policy loans are stated at unpaid principal balances.

Other investments primarily consist of investments in private equity partnerships and joint ventures, hedge funds, real estate investments, derivative instruments, non-marketable equity securities, low income housing investments qualifying for tax credits (LIHTC), trading securities, and securities of consolidated investment funds that operate under the Investment Company Act of 1940 (40 Act Funds).  Investments in private equity partnerships, joint venture interests and hedge funds are recorded under the cost or equity method of accounting, except those held by consolidated sponsored investment funds (Note 4).  As a practical expedient, consolidated investment funds estimate the fair value of interests in the portfolio funds using the net asset value per share as determined by the respective investment manager.  The changes in estimated fair value for these assets are recognized in net investment income.  Non-marketable equity securities are carried at estimated fair value with unrealized gains or losses recognized in OCI.  Trading securities and the securities of the 40 Act Funds are reported at estimated fair value with changes in estimated fair value recognized in net realized investment gain.

Cost method investments are assessed for impairment.  An impairment occurs if it is probable that the Company will not be able to recover the carrying amount of the investment and is written down to its estimated fair value.

Real estate investments are carried at depreciated cost, net of write-downs.  For real estate acquired in satisfaction of debt, cost represents fair value at the date of acquisition.  Real estate investments are evaluated for impairment based on the future estimated undiscounted cash flows expected to be received during the estimated holding period.  When the future estimated undiscounted cash flows are less than the current carrying amount of the property (gross cost less accumulated depreciation), the property is considered impaired and is written-down to its estimated fair value.

Investments in LIHTC are recorded under the effective interest method since they meet certain requirements, including a projected positive yield based solely on guaranteed credits.  The amortization of the original investment and the tax credits are recorded in the provision for income taxes.  See Note 15.

All derivatives, whether designated in a hedging relationship or not, are required to be recorded at estimated fair value.  If the derivative is designated as a cash flow hedge, the effective portion of changes in the estimated fair value of the derivative is recorded in OCI and reclassified to earnings when the hedged item affects earnings, and the ineffective portion of changes in the estimated fair value of the derivative is recognized in net realized investment gain.  If the derivative is designated as a fair value hedge, changes in the estimated fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the estimated fair value of the hedged item related to the designated risk being hedged, are reported in net realized investment gain.  The change in estimated value of the hedged item associated with the risk being hedged is reflected as an adjustment to the carrying amount of the hedged item.  For derivative instruments not designated as a hedge, the change in estimated fair value of the derivative is recorded in net realized investment gain.

The periodic cash flows for all derivatives designated as a hedge are recorded consistent with the hedged item on an accrual basis.  For derivatives that are hedging assets, these amounts are included in net investment income.  For derivatives that are hedging liabilities, these amounts are included in interest credited to policyholder account balances or interest expense, which is included in operating and other expenses.  For derivatives not designated as a hedge, the periodic cash flows are reflected in net realized investment gain on an accrual basis.  Upon termination of a cash flow hedging relationship, the accumulated amount in OCI is reclassified into earnings into either net investment income, net realized investment gain, interest credited to policyholder account balances, or operating and other expenses when the forecasted transactions affect earnings.  Upon termination of a fair value hedging relationship, the accumulated adjustment to the carrying amount of the hedged item is amortized into either net investment income, interest credited to policyholder account balances, or operating and other expenses over its remaining life.

CASH AND CASH EQUIVALENTS

Cash and cash equivalents include all investments with a maturity of three months or less from purchase date.  Cash equivalents consist primarily of U.S. Treasury bills and money market securities.

RESTRICTED CASH

Restricted cash primarily consists of liquidity reserves related to VIEs, security deposits, commitment fees, cash collateral, cash held in trusts, maintenance reserve payments and rental payments received from certain lessees related to the aircraft leasing business.

DEFERRED POLICY ACQUISITION COSTS

The direct and incremental costs associated with the successful acquisition of new or renewal insurance business; principally commissions, medical examinations, underwriting, policy issue and other expenses; are deferred and recorded as an asset referred to as DAC.  DAC related to internally replaced contracts is immediately written off to expense and any new deferrable expenses associated with the replacement are deferred if the contract modification substantially changes the contract.  However, if the contract modification does not substantially change the contract, the existing DAC asset remains in place and any acquisition costs associated with the modification are immediately expensed.  The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

For universal life (UL), variable annuities and other investment-type contracts, acquisition costs are generally amortized through earnings in proportion to the present value of estimated gross profits (EGPs) from projected investment, mortality and expense margins, and surrender charges over the estimated lives of the contracts.  Actual gross margins or profits may vary from management’s estimates, which can increase or decrease the rate of DAC amortization.  DAC related to traditional policies is amortized through earnings over the premium-paying period of the related policies in proportion to premium revenues recognized, using assumptions and estimates consistent with those used in computing policy reserves.  DAC related to certain unrealized components in OCI, primarily unrealized gains and losses on securities available for sale, is adjusted with corresponding charges or benefits, respectively, directly to equity through OCI.

During reporting periods of negative actual gross profits, DAC amortization may be negative, which would result in an increase to the DAC balance.  Negative amortization is only recorded when the increased DAC balance is determined to be recoverable and is also limited to amounts originally deferred plus interest.

Significant assumptions in the development of EGPs include investment returns, surrender and lapse rates, rider utilization, expenses, interest spreads, and mortality margins.  The Company’s long-term assumption for the underlying separate account investment return ranges from 6.75% to 7.50% depending on the product.  A change in the assumptions utilized to develop EGPs results in a change to amounts expensed in the reporting period in which the change was made by adjusting the DAC balance to the level DAC would have been had the EGPs been calculated using the new assumptions over the entire amortization period.  In general, favorable experience variances result in increased expected future profitability and may lower the rate of DAC amortization, whereas unfavorable experience variances result in decreased expected future profitability and may increase the rate of DAC amortization.  All critical assumptions utilized to develop EGPs are evaluated at least annually and necessary revisions are made to certain assumptions to the extent that actual or anticipated experience necessitates such a prospective change.  The Company may also identify and implement actuarial modeling refinements to projection models that may result in increases or decreases to the DAC asset.

The DAC asset is reviewed at least annually to ensure that the unamortized balance does not exceed expected recoverable EGPs.

AIRCRAFT, NET

The Company records aircraft and other aircraft components at cost less accumulated depreciation.  Cost consists of the acquisition price, including interest capitalized during the construction period of a new aircraft, and major additions and modifications.  Depreciation to estimated residual values is computed using the straight-line method over the estimated useful life of the aircraft, which is generally 25 years from the date of manufacture.  Major improvements to aircraft are capitalized as incurred and depreciated over the shorter of the remaining useful life of the aircraft or the useful life of the improvement.  The Company evaluates the carrying amount of aircraft quarterly or based upon changes in market and other physical and economic conditions that indicate the carrying amount of the aircraft may not be recoverable.  The Company will record impairments to recognize a loss in the value of the aircraft when management believes that, based on future estimated undiscounted cash flows, the recoverability has been impaired.

GOODWILL

Goodwill represents the excess of acquisition costs over the fair value of net assets acquired.  Goodwill is not amortized but is reviewed for impairment at least annually or more frequently if events occur or circumstances indicate that the goodwill might be impaired.  Goodwill is included in other assets and was $63 million as of December 31, 2017 and 2016.  There were no goodwill impairments recognized during the years ended December 31, 2017, 2016 and 2015.

POLICYHOLDER ACCOUNT BALANCES

Policyholder account balances on UL and certain investment-type contracts, such as funding agreements, are valued using the retrospective deposit method and are equal to accumulated account values, which consist of deposits received, plus interest credited, less withdrawals and assessments.  Other investment-type contracts such as payout annuities without life contingencies are valued using a prospective method that estimates the present value of future contract cash flows at the assumed credited or contract rate.  Interest credited to these contracts ranged from 0.1% to 10.7%.

FUTURE POLICY BENEFITS

Annuity reserves, which primarily consist of group retirement, structured settlement and immediate annuities with life contingencies, are equal to the present value of estimated future payments using pricing assumptions, as applicable, for interest rates, mortality, morbidity, retirement age and expenses.  Interest rates used in establishing such liabilities ranged from 0.8% to 11.0%.

The Company offers annuity contracts with guaranteed minimum benefits, including guaranteed minimum death benefits (GMDBs) and riders with guaranteed living benefits (GLBs) that guarantee net principal over a ten year holding period or a minimum withdrawal benefit over specified periods, subject to certain restrictions.  If the guarantee includes a benefit that is only attainable upon annuitization or is wholly life contingent (e.g., GMDBs or guaranteed minimum withdrawal benefits for life), it is accounted for as an insurance liability (Note 10).  All other GLB guarantees are accounted for as embedded derivatives (Note 8).

Policy charges assessed against policyholders that represent compensation to the Company for services to be provided in future periods, or for consideration for origination of the contract, are deferred as unearned revenue reserves (URR), and recognized in revenue over the expected life of the contract using the same methods and assumptions used to amortize DAC.  Unearned revenue related to certain unrealized components in OCI, primarily unrealized gains and losses on securities available for sale, is recorded to equity through OCI.

Life insurance reserves are composed of benefit reserves and additional liabilities.  Benefit reserves are valued using the net level premium method on the basis of actuarial assumptions appropriate at policy issue.  Mortality and persistency assumptions are generally based on the Company’s experience, which, together with interest and expense assumptions, include a margin for possible unfavorable deviations.  Interest rate assumptions ranged from 3.0% to 9.3%.  Future dividends for participating business are provided for in the liability for future policy benefits.  Additional liabilities are held for certain insurance benefit features that have amounts assessed in a manner that is expected to result in profits in earlier years and subsequent losses.  The additional liability is valued using a range of scenarios, rather than a single set of best estimate assumptions, which are consistent with assumptions used in estimated gross profits for purposes of amortizing capitalized acquisition costs.

As of December 31, 2017 and 2016, participating experience rated policies paying dividends represent less than 1% of direct life insurance in force.

Estimates of future policy benefit reserves and liabilities are continually reviewed and, as experience develops, are adjusted as necessary.  The Company may also identify and implement actuarial modeling refinements to projection models that may result in increases and decreases to the liability for future policy benefits.  Such changes in estimates are included in earnings for the period in which such changes occur.

REINSURANCE

The Company has ceded reinsurance agreements with other insurance companies to limit potential losses, reduce exposure arising from larger risks, and provide additional capacity for future growth.  As part of a strategic alliance, the Company also reinsures risks associated with policies written by an independent producer group through modified coinsurance and yearly renewable term (YRT) arrangements with this producer group’s reinsurance company.  The ceding of risk does not discharge the Company from its primary obligations to contract owners.  To the extent that the assuming companies become unable to meet their obligations under reinsurance contracts, the Company remains liable.  The Company evaluates the financial strength and stability of each reinsurer prior to entering into each reinsurance contract and throughout the period that the reinsurance contract is in place.

All assets associated with business reinsured on a modified coinsurance basis remain with, and under the control of, the Company.  As part of its risk management process, the Company routinely evaluates its reinsurance programs and may change retention limits, reinsurers or other features at any time.

The Company has assumed reinsurance agreements with other insurance companies, which primarily include traditional life reinsurance and non-traditional longevity reinsurance.  Reinsurance agreements related to nontraditional longevity reinsurance are assumed from Pacific Life Re Limited (PLRL), an affiliate of the Company and a wholly owned subsidiary of Pacific LifeCorp.  PLRL is incorporated in the United Kingdom (UK) and provides reinsurance to insurance and annuity providers in the UK, Ireland, Australia and to insurers in select markets in Asia.  Non-traditional longevity reinsurance provides protection to retirement plans and insurers of such plans against changes in mortality improvement.  With a non-traditional longevity reinsurance transaction, the Company agrees with another party to exchange a predefined benefit and the realized benefit for a premium.

The Company utilizes reinsurance accounting for ceded and assumed transactions when risk transfer provisions have been met.  To meet risk transfer requirements, a reinsurance contract must include insurance risk, consisting of both underwriting and timing risk, and a reasonable possibility of a significant loss to the reinsurer.

Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from their respective revenue, benefit, and expense accounts.  Prepaid reinsurance premiums, included in other assets, are premiums that are paid in advance for future coverage.  Amounts receivable and payable to reinsurers are offset for account settlement purposes for contracts where the right of offset exists, with net reinsurance receivables included in other assets and net reinsurance payables included in other liabilities.  Reinsurance receivables and payables may include balances due from reinsurance companies for paid and unpaid losses.  Reinsurance terminations and recapture gains are recorded in other income.

REVENUES, BENEFITS AND EXPENSES

Premiums from annuity contracts with life contingencies and traditional life and term insurance contracts are recognized as revenue when due.  Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the contracts by providing for liabilities for future policy benefits, expenses for contract administration and DAC amortization.

Receipts for UL and investment-type contracts are reported as deposits to either policyholder account balances or separate account liabilities and are not included in revenue.  Policy fees consist of mortality charges, surrender charges and expense charges that have been earned and assessed against related account values during the period and also include the amortization of URR.  The timing of policy fee revenue recognition is determined based on the nature of the fees.  Benefits and expenses include policy benefits and claims incurred in the period that are in excess of related policyholder account balances, interest credited to policyholder account balances, expenses of contract administration and the amortization of DAC.

Investment advisory fees are primarily fees earned by Pacific Life Fund Advisors LLC (PLFA), a wholly owned subsidiary of Pacific Life, which serves as the investment advisor for the Pacific Select Fund, an investment vehicle provided to the Company’s variable universal life (VUL) and variable annuity contract holders, and the Pacific Funds Series Trust, the investment vehicle for the Company’s mutual fund products and other funds.  These fees are based upon the net asset value of the underlying portfolios and are recorded as earned.  Related subadvisory expense is included in operating and other expenses.

Aircraft leases are generally accounted for as operating leases and are structured as triple net leases whereby the lessee is responsible for maintaining the aircraft and paying operational, maintenance and insurance expenses.  The aircraft leases require payment in U.S. dollars.  Aircraft leasing revenue is recognized on a straight-line basis over the term of the lease agreements.  The Company has capital leases in the amount of $333 million and $254 million as of December 31, 2017 and 2016, respectively, which are included in other assets.

DEPRECIATION AND AMORTIZATION

Aircraft and certain other assets are depreciated or amortized using the straight-line method over estimated useful lives, which range from three to 40 years.  Depreciation and amortization of aircraft and certain other assets are included in operating and other expenses.  Depreciation of investment real estate is computed using the straight-line method over estimated useful lives, which range from five to 30 years, and is included in net investment income.

INCOME TAXES

The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the consolidated financial statements. Under this method, the Company determines deferred tax assets and liabilities on the basis of the differences between the consolidated financial statement and tax bases of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse.  The effect of a change in tax rates on deferred tax assets and liabilities is recognized in income in the period that includes the enactment date.

The Company recognizes deferred tax assets to the extent that these assets are more likely than not to be realized.  In making such a determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations.  If the Company determines that it would be able to realize deferred tax assets in the future in excess of their net recorded amount, the Company would make an adjustment to the deferred tax asset valuation allowance, which would reduce the provision for income taxes.

The Company records uncertain tax positions in accordance with the Accounting Standards Codification’s (Codification) Income Taxes Topic on the basis of a two-step process in which (1) the Company determines whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more-likely-than-not recognition threshold, the Company recognizes the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority.

The Company recognizes interest and penalties related to unrecognized tax benefits in the provision (benefit) for income taxes in the consolidated statements of operations.  Accrued interest and penalties are included in other liabilities in the consolidated statements of financial condition.

Pacific Life and its includable subsidiaries are included in the consolidated Federal income tax return and the combined California franchise tax return of PMHC and are allocated tax expense or benefit based principally on the effect of including their operations in these returns under a tax sharing agreement.  Certain of the Company’s non-insurance subsidiaries also file separate state tax returns, if necessary.  Generally, a life insurance company cannot be treated as an includable corporation in a consolidated return with nonlife companies unless it has been a member of the affiliated group for five taxable years.  For this reason, the Company’s life insurance companies not meeting this criterion file separate Federal income tax returns.  Some of the Company’s non-U.S. subsidiaries are subject to tax in Singapore and other jurisdictions.

On December 22, 2017, tax reform legislation formally known as the Tax Cuts and Jobs Act (the Act) was enacted, which significantly revised the U.S. corporate income tax system.  See Note 15.

CONTINGENCIES

The Company evaluates all identified contingent matters on an individual basis.  A loss is recorded if the contingent matter is probable and reasonably estimable.  The Company establishes reserves for these contingencies at the best estimate, or, if no one amount within the range of possible losses is more probable than any other, the Company records an estimated reserve at the low end of the range of losses.  The Company does not record gain contingencies.

SEPARATE ACCOUNTS

Separate accounts primarily include variable annuity and variable life contracts, as well as other guaranteed and non-guaranteed accounts.  Separate account assets are recorded at estimated fair value and represent legally segregated contract holder funds.  A separate account liability is recorded equal to the amount of separate account assets.  Deposits to separate accounts, investment income and realized and unrealized gains and losses on the separate account assets accrue directly to contract holders and, accordingly, are not reflected in the consolidated statements of operations or cash flows.  Amounts charged to the separate account for mortality, surrender and expense charges are included in revenues as policy fees.

ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

The estimated fair value of financial instruments has been determined using available market information and appropriate valuation methodologies.  However, considerable judgment is often required to interpret market data used to develop the estimates of fair value.  Accordingly, the estimates presented may not be indicative of the amounts the Company could realize in a current market exchange.  The use of different market assumptions and/or estimation methodologies could have a material effect on the estimated fair value amounts.

RECENTLY ADOPTED ACCOUNTING PRONOUNCEMENTS

In February 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2018-02.  This ASU permits retrospective reclassification of certain tax effects from AOCI to retained earnings for stranded tax effects resulting from the Act.  This ASU is effective for fiscal years beginning after December 15, 2018, however early adoption is permitted for financial statements that have not yet been issued.  The Company early adopted this ASU and reclassified $285 million of deferred tax effects from AOCI to retained earnings as of December 31, 2017.  See the consolidated statements of equity and Notes 13 and 15.

FUTURE ADOPTION OF ACCOUNTING PRONOUNCEMENTS

In August 2017, the FASB issued targeted improvements to accounting for hedging activities, ASU 2017-12.  The objective of this guidance is to improve the financial reporting of hedging relationships to better portray the economic results of a company’s risk management activities in its financial statements and make certain targeted improvements simplify the application of the hedge accounting guidance.  The new guidance is effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years.  The amended presentations and disclosure guidance is required to be applied prospectively.  Early adoption is permitted.  The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

In November 2016, the FASB issued ASU 2016-18 that provides guidance on the classification and presentation of changes in restricted cash on the statement of cash flows.  This ASU will require companies to include restricted cash within cash and cash equivalents when reconciling the beginning of period and end of period total amounts shown on the statement of cash flows.  This ASU is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years and will be applied retrospectively.  Adoption will change the Company’s presentation of restricted cash on the consolidated statements of cash flows with the inclusion of the restricted cash balance in the beginning and ending cash and cash equivalents balance and the elimination of the restricted cash activity in net cash provided by financing activities.

In June 2016, the FASB issued ASU 2016-13 that provides guidance on measurement of credit losses on financial instruments.  This ASU replaces the incurred loss impairment methodology with one that reflects expected credit losses.  The measurement of expected credit losses should be based on historical loss information, current conditions, and reasonable and supportable forecasts.  The guidance also requires enhanced disclosures.  This ASU is effective for fiscal years beginning after December 15, 2020 and interim periods within those fiscal years with a cumulative-effect adjustment to retained earnings under a modified-retrospective approach.  Early adoption is permitted.  The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

In February 2016, the FASB issued ASU 2016-02 that provides guidance on leasing transactions.  The new guidance requires a lessee to recognize assets and liabilities for leases with lease terms of more than 12 months.  Consistent with current guidance, leases would be classified as finance or operating leases.  However, unlike current guidance, the new guidance will require both types of leases to be recognized on the consolidated statements of financial condition by the lessee.  Lessor accounting will remain largely unchanged from current guidance except for certain targeted changes.  The new guidance will also require new qualitative and quantitative disclosures.  This ASU is effective for fiscal years beginning after December 15, 2019 and interim periods within those fiscal years, and requires a modified retrospective transition approach which includes a number of optional practical expedients.  Early adoption is permitted.  The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

In January 2016, the FASB issued ASU 2016-01 that amends certain aspects of recognition, measurement, presentation and disclosure of financial instruments.  The new guidance changes the current accounting guidance related to (i) the classification and measurement of certain equity investments, (ii) the presentation of changes in the fair value of financial liabilities measured under the fair value option that are due to instrument-specific credit risk, and (iii) certain disclosures associated with the fair value of financial instruments.  Under the guidance, the change which most significantly impacts the Company is that equity securities currently classified as available for sale will be measured at fair value through net income instead of OCI.  Additionally, investments in private equity partnerships and joint ventures currently accounted for under the cost method will also be measured at fair value.  This ASU is effective for fiscal years beginning after December 15, 2017 and interim periods within those fiscal years and will be applied prospectively with a cumulative effect adjustment to the beginning retained earnings balance.  The Company’s equity securities available for sale, except for those accounted for using the equity method, will be presented on the consolidated statements of financial condition at fair value with changes in fair value reported in net realized investment gain.  Upon adoption, the estimated impact is expected to increase retained earnings by $19 million, net of tax.

In May 2014, the FASB issued ASU 2014-09, a new revenue recognition standard.  The new guidance will supersede nearly all existing revenue recognition guidance under U.S. GAAP; however, it will not impact the accounting for insurance contracts, leases, financial instruments and guarantees.  For those contracts that are impacted by the new guidance, the guidance will require an entity to recognize revenue upon the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.  This ASU is effective for fiscal years beginning after December 15, 2018 and interim periods within those fiscal years and will be applied under a modified retrospective approach.  Early adoption is not permitted.  The Company is currently evaluating the impact of this guidance on its consolidated financial statements.

2.                         STATUTORY FINANCIAL INFORMATION AND DIVIDEND RESTRICTIONS

STATUTORY ACCOUNTING PRACTICES

Pacific Life prepares its regulatory financial statements in accordance with statutory accounting practices prescribed or permitted by the NE DOI, which is a comprehensive basis of accounting other than U.S. GAAP.  Statutory accounting practices primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, recognizing certain policy fees as revenue when billed, establishing future policy benefit liabilities using different actuarial assumptions, reporting surplus notes as surplus instead of debt, as well as the valuation of investments and certain assets and accounting for deferred income taxes on a different basis.

The NE DOI has a prescribed accounting practice for certain synthetic guaranteed interest contract (GIC) reserves that differs from National Association of Insurance Commissioners (NAIC) Accounting Practices and Procedures Manual (NAIC SAP).  The NE DOI reserve method is based on an annual accumulation of 30% of the contract fees on synthetic GICs and is subject to a maximum of 150% of the annualized contract fees.  This reserve amounted to $59 million and $63 million as of December 31, 2017 and 2016, respectively, and has been recorded by Pacific Life.  The NAIC SAP basis for this reserve equals the excess, if any, of the value of guaranteed contract liabilities over the market value of the assets in the segregated portfolio less deductions based on asset valuation reserve factors.  As of December 31, 2017 and 2016, the reserve for synthetic GICs using the NAIC SAP basis was zero.

STATUTORY NET INCOME AND SURPLUS

Statutory net income of Pacific Life was $1,201 million, $850 million and $520 million for the years ended December 31, 2017, 2016 and 2015, respectively.  Statutory capital and surplus of Pacific Life was $9,313 million and $8,548 million as of December 31, 2017 and 2016, respectively.

AFFILIATED REINSURANCE

Pacific Life cedes certain statutory reserves to affiliated special purpose financial insurance companies and affiliated captive reinsurance companies that are supported by a combination of cash, invested and other assets and third-party letters of credit or note facilities.  As of December 31, 2017, Pacific Life’s total statutory reserve credit was $2,224 million, of which $1,450 million was supported by third-party letters of credit and note facilities.  As of December 31, 2016, Pacific Life’s total statutory reserve credit was $2,081 million, of which $1,347 million was supported by third-party letters of credit and note facilities, as described below.

Pacific Life utilizes affiliated reinsurers to mitigate the statutory capital impact of NAIC Model Regulation “Valuation of Life Insurance Policies” (Regulation XXX) and NAIC Actuarial Guideline 38 on the Company’s UL products with flexible duration no lapse guarantee rider (FDNLGR) benefits.  Pacific Alliance Reinsurance Company of Vermont (PAR Vermont) and Pacific Baleine Reinsurance Company (PBRC) are Vermont based special purpose financial insurance companies subject to regulatory supervision by the Vermont Department of Financial Regulation (Vermont Department).  PAR Vermont and PBRC are wholly owned subsidiaries of Pacific Life and accredited authorized reinsurers in Nebraska.  Pacific Life cedes certain level term life insurance to PBRC and FDNLGR benefits to PAR Vermont and PBRC.  Reinsurance ceded to PAR Vermont is net of the reinsurance ceded under an excess of loss reinsurance agreement with a commercial reinsurer.  Economic reserves, as defined in the PAR Vermont and PBRC reinsurance agreements, are supported by cash and invested and other assets, including funds withheld at Pacific Life.

Reserves in excess of the economic reserves held at PAR Vermont are supported by a letter of credit agreement provided by a highly rated bank, which has a maximum commitment amount of $843 million and a 20 year term expiring October 2031.  The letter of credit agreement is non-recourse to Pacific LifeCorp or any of its affiliates, other than PAR Vermont.  The letter of credit has been approved as an admissible asset by the Vermont Department for PAR Vermont statutory accounting.  As of December 31, 2017 and 2016, the letter of credit amounted to $767 million and $730 million, respectively, and was held in a trust with Pacific Life as beneficiary.  PAR Vermont admitted $767 million and $730 million as assets in its statutory financial statements as of December 31, 2017 and 2016, respectively.

Reserves in excess of the economic reserves held at PBRC are supported by a note facility with a maximum commitment amount of $1.6 billion.  This facility is non-recourse to Pacific Life or any of its affiliates, other than PBRC.  Through this facility, PBRC issued a surplus note with a maturity date of December 2046 and received a note receivable in return with a maturity date of December 2041.  The note receivable is credit enhanced by a highly rated third-party reinsurer for 22 years with a three year extension.  The note receivable has been approved as an admissible asset by the Vermont Department for PBRC statutory accounting.  As of December 31, 2017 and 2016, the note receivable amounted to $263 million and $210 million, respectively, and was held in a trust with Pacific Life as beneficiary.  PBRC admitted $263 million and $210 million as an asset in its statutory financial statements as of December 31, 2017 and 2016, respectively.

Pacific Life has reinsurance agreements with Pacific Life Reinsurance (Barbados) Ltd. (PLRB), an exempt life reinsurance company domiciled in Barbados and wholly owned by Pacific LifeCorp.  The underlying reinsurance is comprised of coinsurance and YRT treaties.  Pacific Life retroceded the majority of the underlying YRT U.S. treaties on a 100% coinsurance with funds withheld basis to PLRB (PLRB Agreement).  The PLRB Agreement is accounted for under deposit accounting for U.S. GAAP and as reinsurance under statutory accounting principles.  The statutory accounting reserve credit is supported by cash, funds withheld at Pacific Life and a $420 million letter of credit issued to PLRB by a highly rated bank for the benefit of Pacific Life, which expires August 2021.  In connection with the reinsurance arrangements between Pacific Life and PLRB, Pacific LifeCorp entered into a capital maintenance agreement.

Pacific Annuity Reinsurance Company (PARC) is a captive reinsurance company subject to regulatory supervision by the Arizona Department of Insurance and wholly owned by Pacific LifeCorp.  PARC was formed to reinsure benefits provided by variable annuity contracts and contract rider guarantees issued by Pacific Life.  Base annuity contracts are reinsured on a modified coinsurance basis and the contract guarantees are reinsured on a coinsurance with funds withheld basis.  In December 2012, the effective date of the reinsurance agreement, Pacific Life ceded 5% of its inforce variable annuity business to PARC, after third-party reinsurance, and ceded 5% of new business issued thereafter.

RISK-BASED CAPITAL

Risk-based capital is a method developed by the NAIC to measure the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile.  The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk.  Additionally, certain risks are required to be measured using actuarial cash flow modeling techniques, subject to formulaic minimums.  The adequacy of a company’s actual capital is measured by a comparison to the risk-based capital results.  Companies below minimum risk-based capital requirements are classified within certain levels, each of which requires specified corrective action.  As of December 31, 2017 and 2016, Pacific Life, Pacific Life & Annuity Company (PL&A), an Arizona domiciled life insurance company wholly owned by Pacific Life, PAR Vermont, and PBRC all exceeded the minimum risk-based capital requirements.

DIVIDEND RESTRICTIONS

The payment of dividends by Pacific Life to Pacific LifeCorp is subject to restrictions set forth in the State of Nebraska insurance laws.  These laws require (i) notification to the NE DOI for the declaration and payment of any dividend and (ii) approval by the NE DOI for accumulated dividends within the preceding twelve months that exceed the greater of 10% of statutory policyholder surplus as of the preceding December 31 or statutory net gain from operations for the preceding twelve months ended December 31.  Generally, these restrictions pose no short-term liquidity concerns for Pacific LifeCorp.  Based on these restrictions and 2017 statutory results, Pacific Life could pay $784 million in dividends in 2018 to Pacific LifeCorp without prior approval from the NE DOI, subject to the notification requirement.  During the year ended December 31, 2017, Pacific Life paid dividends to Pacific LifeCorp of $160 million.  Pacific Life did not pay any dividends to Pacific LifeCorp during the years ended December 31, 2016 and 2015.

The payment of dividends by PL&A to Pacific Life is subject to restrictions set forth in the State of Arizona insurance laws.  These laws require (i) notification to the Arizona Department of Insurance (AZ DOI) for the declaration and payment of any dividend and (ii) approval by the AZ DOI for accumulated dividends within the preceding twelve months that exceed the lesser of 10% of statutory surplus as regards to policyholders as of the preceding December 31 or statutory net gain from operations for the preceding twelve months ended December 31.  Based on this limitation and 2017 statutory results, PL&A could pay $40 million in dividends to Pacific Life in 2018 without prior regulatory approval.  During the years ended December 31, 2017, 2016 and 2015, PL&A paid dividends to Pacific Life of $40 million, $39 million and $37 million, respectively.

3.                         CLOSED BLOCK

In connection with the Company’s conversion to a mutual holding company structure, an arrangement known as a closed block (the Closed Block) was created for the exclusive benefit of certain individual life insurance policies that had an experience based dividend scale in 1997.  The Closed Block was designed to give reasonable assurance to holders of the Closed Block policies that policy dividends would not change.

Assets that support the Closed Block, which are primarily included in fixed maturity securities and policy loans, amounted to $250 million and $246 million as of December 31, 2017 and 2016, respectively.  Liabilities allocated to the Closed Block, which are primarily included in future policy benefits, amounted to $254 million and $252 million as of December 31, 2017 and 2016, respectively.  The net contribution to income from the Closed Block was $3 million, $3 million and zero for the years ended December 31, 2017, 2016 and 2015, respectively.

4.                         VARIABLE INTEREST ENTITIES

The Company evaluates its interests in VIEs on an ongoing basis and consolidates those VIEs in which it has a controlling financial interest and is thus deemed to be the primary beneficiary.  A controlling financial interest has both of the following characteristics: (i) the power to direct the activities of the VIE that most significantly impact the VIE’s economic performance, and (ii) the obligation to absorb losses of the VIE that could potentially be significant to the VIE or the right to receive benefits from the VIE that could potentially be significant to the VIE.  Creditors or beneficial interest holders of VIEs, where the Company is the primary beneficiary, have no recourse against the Company in the event of default by these VIEs.

CONSOLIDATED VIEs

The following table presents, as of December 31, 2017 and 2016, the assets and liabilities, which the Company has consolidated because it is the primary beneficiary:

	Assets	Liabilities
December 31, 2017:	(In Millions)
Commercial mortgage-backed securities	$1,805	$1,525
CLO and warehousing facility	681	612
Sponsored investment funds	380	72
Other	24	19
Total	$2,890	$2,228

December 31, 2016:
Commercial mortgage-backed securities	$1,804	$1,524
Sponsored investment funds	260	22
Other	25	19
Total	$2,089	$1,565

COMMERCIAL MORTGAGE-BACKED SECURITIES

The Company has purchased significant interests in multiple commercial mortgage-backed security trusts secured by commercial real estate properties (CMBS VIE).  The trusts are classified as VIEs as they have no total equity investment at risk and while no future equity infusions should be required to permit the entities to continue their activities, accounting guidance requires trusts with no equity at risk to be classified as VIEs.  The Company has determined that it is the primary beneficiary of the VIEs due to the significant control over the collateral the Company has in the event of a default and has consolidated the VIEs into the consolidated financial statements of the Company.  The assets of the CMBS VIE can only be used to settle their respective liabilities, and the Company is not responsible for any principal or interest shortfalls.  The Company’s exposure is limited to its investment of $279 million as of December 31, 2017 and 2016.  Non-recourse debt consolidated by the Company was $1,521 million as of December 31, 2017 and 2016 (included in CMBS VIE debt in Note 11).

CLO AND WAREHOUSING FACILITY

The Company provided initial seed capital into a sponsored CLO and a warehousing facility during 2017.  The Company has elected the FVO method of accounting for $621 million of investments in the CLO and the warehousing facility as of December 31, 2017.  The Company has also elected the FVO method of accounting for $462 million of debt issued from the CLO as of December 31, 2017.  The Company elected the FVO method of accounting for the investments and debt in order to measure both at fair value under a consistent methodology.  This debt is secured by broadly syndicated bank loans, is non-recourse to the Company and the Company is not responsible for any principal shortfalls from the underlying collateral.  Additionally, short-term non-recourse debt consolidated by the Company from the warehousing facility was $50 million as of December 31, 2017.  The line of credit associated with this debt has a borrowing capacity of $113 million.

SPONSORED INVESTMENT FUNDS

The Company has leveraged internal expertise to bring investment strategies/products to sophisticated institutional investors and qualified institutional buyers.  Structured as limited partnerships, the Company has provided the initial investments to provide seed capital for these products for the purpose of refining the investment strategies and developing a performance history.  Based on the design and operation of these entities, the Company concluded that they are subject to consolidation under the variable interest rules and that the Company is the primary beneficiary.  It is anticipated that the Company will continue to maintain a controlling interest in some, but not all, of these entities.  The Company reevaluates its standing as the primary beneficiary on a quarterly basis or upon the occurrence of specified events.  Short-term non-recourse debt consolidated by the Company was $69 million and $21 million as of December 31, 2017 and 2016, respectively (included in other VIE debt in Note 11).  The lines of credit associated with this debt have a $75 million borrowing capacity.  The Company’s unfunded commitment to the limited partnerships was $545 million and $244 million as of December 31, 2017 and 2016, respectively.

FINANCING STRUCTURES

ACG has participated in the design and formation of certain legal entities that are consolidated.  These legal entities enable ACG’s lenders to perfect their security interest in financing structures used to purchase, lease, and obtain financings secured by various aircraft.  These legal entities have entered into loans with various third parties and financial institutions which are primarily guaranteed by ACG and supported by secondary guarantees from either the Export-Import Bank of the United States (Ex-Im) or the export credit agencies of the UK, France and/or Germany (ECA).  Some of these legal entities are considered VIEs because they do not have sufficient equity at risk.  Additionally, ACG bears significant risk of loss (through guarantees of the loans recourse to ACG), participates in gains through a capital lease and has the power to direct the activities that most significantly impact the economic performance of these legal entities.  Therefore, it has been determined that ACG is the primary beneficiary of these VIEs.

Aircraft with these financing structures as of December 31, 2017 and 2016, totaled $1,396 million and $1,619 million, respectively, and are included in aircraft, net on the consolidated statements of financial condition.  Also, as of December 31, 2017 and 2016, debt, recourse only to ACG, associated with these financing structures totaled $693 million and $886 million, respectively, and are included in debt on the consolidated statements of financial condition.  See Notes 7 and 11.

NON-CONSOLIDATED VIEs

The following table presents the carrying amount and classification of the assets, relating to VIEs in which the Company holds a variable interest but does not consolidate because it is not the primary beneficiary.  The Company has determined that it is not the primary beneficiary of these VIEs because it does not have the power to direct their most significant financial activities.  Also presented is the maximum exposure to loss which includes the carrying amount and any unfunded commitments assuming the commitments are fully funded.

	Carrying Amount	Maximum Exposure to Loss
December 31, 2017:	(In Millions)
Mortgage loans	$96	$104
Private equity	547	965
Real estate	147	203
Other	15	15
Total	$805	$1,287

December 31, 2016:
Mortgage loans	$88	$104
Private equity	520	989
Real estate	152	200
Other	13	13
Total	$773	$1,306

MORTGAGE LOANS

Included in mortgage loans is a non-recourse construction loan to a non-consolidated VIE.

PRIVATE EQUITY

Private equity are limited partnership investment funds that are reported in other investments.

REAL ESTATE

Real estate are limited partnership investments that are unconsolidated and accounted for under the equity method which are reported in other investments.

OTHER NON-CONSOLIDATED VIEs NOT INCLUDED IN THE TABLE ABOVE

As part of normal investment activities, the Company will make passive investments in structured securities for which it is not the sponsor.  The structured security investments include residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), collateralized debt obligations, and other asset-backed securities which are reported in fixed maturities securities available for sale.  The Company’s maximum exposure to loss for these investments is limited to its carrying amount.  See Note 6 for the net carrying amount and estimated fair value of the structured security investments.

5.                         DEFERRED POLICY ACQUISITION COSTS

Components of DAC are as follows:

	Years Ended December 31,
	2017	2016	2015
	(In Millions)
Balance, January 1	$4,509	$4,719	$4,742
Additions:
Capitalized during the year	613	490	544
Amortization:
Allocated to commission expenses	(352)	(547)	(806)
Allocated to operating expenses	(15)	(21)	(28)
Total amortization	(367)	(568)	(834)
Allocated to OCI	(62)	(132)	267
Balance, December 31	$4,693	$4,509	$4,719

During the years ended December 31, 2017, 2016 and 2015, the Company revised certain assumptions utilized to develop EGPs  for its products subject to DAC amortization.  This resulted in a decrease in DAC amortization expense of $40 million for the year ended December 31, 2017 and increases of $18 million and $51 million for the years ended December 31, 2016 and 2015, respectively.  The revised EGPs also resulted in decreased URR amortization of $43 million and $21 million for the years ended December 31, 2017 and 2016, respectively, and increased URR amortization of $27 million for the year ended December 31, 2015.

Components of the capitalized sales inducement balance included in the DAC asset are as follows:

	Years Ended December 31,
	2017	2016	2015
	(In Millions)
Balance, January 1	$545	$583	$667
Deferred costs capitalized during the year	11	14	17
Amortization of deferred costs	(43)	(52)	(101)
Balance, December 31	$513	$545	$583

6.                         INVESTMENTS

The net carrying amount, gross unrealized gains and losses, and estimated fair value of fixed maturity and equity securities available for sale are shown below.  The net carrying amount of fixed maturity securities available for sale represents amortized cost adjusted for OTTI recognized in earnings and terminated fair value hedges.  The net carrying amount of equity securities available for sale represents cost adjusted for OTTI.  See Note 12 for information on the Company’s estimated fair value measurements and disclosure.

	Net
	Carrying	Gross Unrealized		Estimated
	Amount	Gains	Losses	Fair Value
	(In Millions)
December 31, 2017:
U.S. Government	$72	$7		$79
Obligations of states and political subdivisions	810	172		982
Foreign governments	489	44	$1	532
Corporate securities	39,099	2,675	168	41,606
RMBS	1,846	92	13	1,925
CMBS	1,025	25	9	1,041
Other asset-backed securities	1,244	56	5	1,295
Total fixed maturity securities	$44,585	$3,071	$196	$47,460

Perpetual preferred securities	$13	$1		$14
Other equity securities	65	3		68
Total equity securities	$78	$4	—	$82

	Net
	Carrying	Gross Unrealized		Estimated
	Amount	Gains	Losses	Fair Value
	(In Millions)
December 31, 2016:
U.S. Government	$49	$7		$56
Obligations of states and political subdivisions	810	132	$2	940
Foreign governments	551	41	7	585
Corporate securities	35,739	1,916	442	37,213
RMBS	2,197	95	36	2,256
CMBS	924	24	11	937
Other asset-backed securities	1,221	54	15	1,260
Total fixed maturity securities	$41,491	$2,269	$513	$43,247

Perpetual preferred securities	$62	$9	$2	$69
Other equity securities	28	4	1	31
Total equity securities	$90	$13	$3	$100

The net carrying amount and estimated fair value of fixed maturity securities available for sale as of December 31, 2017, by contractual repayment date of principal, are shown below.  Expected maturities may differ from contractual maturities as borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Net
	Carrying	Gross Unrealized		Estimated
	Amount	Gains	Losses	Fair Value
	(in Millions)
Due in one year or less	$917	$22	$2	$937
Due after one year through five years	7,936	421	13	8,344
Due after five years through ten years	18,097	613	81	18,629
Due after ten years	13,520	1,842	73	15,289
	40,470	2,898	169	43,199
Mortgage-backed and asset-backed securities	4,115	173	27	4,261
Total fixed maturity securities	$44,585	$3,071	$196	$47,460

The following tables present the number of investments, estimated fair value and gross unrealized losses on investments where the estimated fair value has declined and remained continuously below the net carrying amount for less than twelve months and for twelve months or greater.  Included in the tables are gross unrealized losses for fixed maturity securities available for sale and other investments, which include equity securities available for sale and cost method investments.

	Total
	Number	Estimated Fair Value	Gross Unrealized Losses
		(In Millions)
December 31, 2017:
Foreign governments	3	$29	$1
Corporate securities	568	6,139	168
RMBS	66	534	13
CMBS	21	313	9
Other asset-backed securities	63	428	5
Total fixed maturity securities	721	7,443	196

Other investments	3	12	3
Total other investments	3	12	3
Total	724	$7,455	$199

	Less than 12 Months			12 Months or Greater
	Number	Estimated Fair Value	Gross Unrealized Losses	Number	Estimated Fair Value	Gross Unrealized Losses
		(In Millions)			(In Millions)
December 31, 2017:
Foreign governments				3	$29	$1
Corporate securities	292	$2,573	$34	276	3,566	134
RMBS	13	145	1	53	389	12
CMBS	13	167	2	8	146	7
Other asset-backed securities	33	209	1	30	219	4
Total fixed maturity securities	351	3,094	38	370	4,349	158

Other investments	1	5	1	2	7	2
Total other investments	1	5	1	2	7	2
Total	352	$3,099	$39	372	$4,356	$160

	Total
	Number	Estimated Fair Value	Gross Unrealized Losses
		(In Millions)
December 31, 2016:
Obligations of states and political subdivisions	2	$103	$2
Foreign governments	7	69	7
Corporate securities	794	10,001	442
RMBS	113	967	36
CMBS	18	322	11
Other asset-backed securities	66	584	15
Total fixed maturity securities	1,000	12,046	513

Perpetual preferred securities	3	13	2
Other equity securities	3	9	1
Other investments	7	18	4
Total other investments	13	40	7
Total	1,013	$12,086	$520

	Less than 12 Months			12 Months or Greater
	Number	Estimated Fair Value	Gross Unrealized Losses	Number	Estimated Fair Value	Gross Unrealized Losses
		(In Millions)			(In Millions)
December 31, 2016:
Obligations of states and political subdivisions	2	$103	$2
Foreign governments	4	43	3	3	$26	$4
Corporate securities	648	8,559	326	146	1,442	116
RMBS	32	441	6	81	526	30
CMBS	13	293	9	5	29	2
Other asset-backed securities	49	455	7	17	129	8
Total fixed maturity securities	748	9,894	353	252	2,152	160

Perpetual preferred securities				3	13	2
Other equity securities	3	9	1
Other investments	4	9	1	3	9	3
Total other investments	7	18	2	6	22	5
Total	755	$9,912	$355	258	$2,174	$165

The gross unrealized losses on available for sale securities and other investments in the tables above decreased from $520 million as of December 31, 2016 to $199 million as of December 31, 2017.  The decrease is primarily due to interest rate and credit spread movements.

The Company has evaluated fixed maturity securities available for sale and other investments with gross unrealized losses and has determined that the unrealized losses are temporary.  The Company does not intend to sell the investments and it is more likely than not that the Company will not be required to sell the investments before recovery of their net carrying amounts.

The Company has a securities lending program whereby the Company lends fixed maturity securities to financial institutions in short-term arrangements.  The Company requires cash collateral equal to 102% of the estimated fair value of the loaned securities.  All securities lending agreements are callable by the Company at any time.  The contractual maturity on all securities lending arrangements is overnight and continuous.  The following table presents the Company’s security loans outstanding and the corresponding collateral held:

	December 31,
	2017	2016
	(In Millions)
Security loans outstanding, estimated fair value (1)	$797	$178
Reinvestment portfolio, estimated fair value (2)	824	184
Cash collateral liability (3)	824	184

(1) Included within fixed maturity securities available for sale, at estimated fair value and comprised of corporate securities.

(2) The reinvestment portfolio acquired with the cash collateral consists primarily of investments in reverse repurchase agreements collateralized by U.S. Treasuries and corporate bonds and is included in cash and cash equivalents.

(3) Included in other liabilities.

Major categories of investment income and related investment expense are summarized as follows:

	Years Ended December 31,
	2017	2016	2015
	(In Millions)
Fixed maturity securities	$1,912	$1,812	$1,688
Equity securities	5	3	4
Mortgage loans	613	550	582
Real estate	148	120	103
Policy loans	212	205	201
Partnerships and joint ventures	115	39	106
Other	58	40	37
Gross investment income	3,063	2,769	2,721
Investment expense	223	182	164
Net investment income	$2,840	$2,587	$2,557

The components of net realized investment gain are as follows:

	Years Ended December 31,
	2017	2016	2015
	(In Millions)
Fixed maturity securities:
Gross gains on sales	$87	$37	$26
Gross losses on sales	(9)	(13)	(8)
Total fixed maturity securities	78	24	18

Equity securities:
Gross gains on sales	17	1	5
Total equity securities	17	1	5

FVO and trading securities	44	(3)	(33)
Real estate		78	2
Variable annuity GLB embedded derivatives	166	155	60
Variable annuity GLB policy fees	156	161	209
Variable annuity derivatives - total return swaps	(218)	(107)	(21)
Variable annuity derivatives - futures	(168)	(260)	(46)
Variable annuity derivatives - equity put options	(29)	—	—
Fixed indexed annuity embedded derivatives	(128)	(47)	(5)
Fixed indexed annuity derivatives - total return swaps	3
Fixed indexed annuity derivatives - futures	84	45	(2)
Fixed indexed annuity derivatives - call options	2
Synthetic GIC policy fees	45	44	44
Foreign currency and interest rate swaps	(17)	(7)	25
Life indexed account embedded derivatives	(335)	(100)	51
Life indexed account derivatives - call options	341	98	(58)
Other	7	28	(15)
Net realized investment gain	$48	$110	$234

The tables below summarize the OTTI by investment type:

	Recognized in Earnings	Included in OCI	Total
	(In Millions)
Year Ended December 31, 2017:
Corporate securities	$8	0	$8
RMBS	1	—	1
OTTI - fixed maturity securities	9	—	9
Other investments	2	—	2
Total OTTI	$11	—	$11

Year Ended December 31, 2016:
Corporate securities	$22	$3	$25
RMBS	12	8	20
OTTI - fixed maturity securities	34	11	45
Real estate	2	—	2
Other investments	6	—	6
Total OTTI	$42	$11	$53

Year Ended December 31, 2015:
Corporate securities	$70	—	$70
RMBS	2	$6	8
Perpetual preferred securities	9	—	9
OTTI - fixed maturity and equity securities	81	6	87
Mortgage loans	11	—	11
Other investments	4	—	4
Total OTTI	$96	$6	$102

The table below details the amount of OTTI attributable to credit losses recognized in earnings for which a portion was recognized in OCI:

	Years Ended December 31,
	2017	2016
	(In Millions)
Cumulative credit loss, January 1	$174	$187
Additions for credit impairments recognized on:
Securities previously other than temporarily impaired		10
Securities not previously other than temporarily impaired	1	2
Total additions	1	12

Reductions for credit impairments previously recognized on:
Securities due to an increase in expected cash flows and time value of cash flows	(1)	(4)
Securities sold		(21)
Total subtractions	(1)	(25)
Cumulative credit loss, December 31	$174	$174

The tables below present gross unrealized losses on investments for which OTTI has been recognized in earnings in current or prior periods and gross unrealized losses on temporarily impaired investments for which no OTTI has been recognized.

	Gross Unrealized Losses
	OTTI Investments	Non-OTTI Investments	Total
	(In Millions)
December 31, 2017:
Foreign governments		$1	$1
Corporate securities		168	168
RMBS	$7	6	13
CMBS		9	9
Other asset-backed securities		5	5
Total fixed maturity securities	$7	$189	$196

December 31, 2016:
Obligations of states and political subdivisions		$2	$2
Foreign governments		7	7
Corporate securities	$4	438	442
RMBS	20	16	36
CMBS		11	11
Other asset-backed securities		15	15
Total fixed maturity securities	$24	$489	$513

Perpetual preferred securities		$2	$2
Other equity securities		1	1
Total equity securities	—	$3	$3

The change in unrealized gain (loss) on investments in available for sale securities is as follows:

	Years Ended December 31,
	2017	2016	2015
	(In Millions)
Available for sale securities:
Fixed maturity	$1,119	$502	($1,648)
Equity	(6)	7	0
Total available for sale securities	$1,113	$509	($1,648)

Trading securities, included in other investments, totaled $624 million and $252 million as of December 31, 2017 and 2016, respectively.  The cumulative net unrealized gain on trading securities held as of December 31, 2017 and 2016 were $9 million and zero, respectively.  Net unrealized gain (loss) recognized in net realized investment gain on trading securities still held at the reporting date were $7 million, $1 million and ($4) million as of December 31, 2017, 2016 and 2015, respectively.

FVO securities consist of U.S. Government securities and broadly syndicated bank loans.  FVO securities totaled $1,182 million and $529 million as of December 31, 2017 and 2016, respectively.  The change in unrealized gain (loss) on FVO securities is recognized in net realized investment gain and was $33 million, ($7) million and ($27) million for the years ended December 31, 2017, 2016 and 2015, respectively.  Interest income earned from FVO securities is recorded in net investment income and was $26 million, $17 million and $17 million for the years ended December 31, 2017, 2016 and 2015, respectively.

As of December 31, 2017 and 2016, fixed maturity securities of $12 million were on deposit with state insurance departments to satisfy regulatory requirements.

Mortgage loans totaled $13,558 million and $12,175 million as of December 31, 2017 and 2016, respectively.  Mortgage loans are collateralized primarily by commercial properties mainly located throughout the U.S.  As of December 31, 2017, $2,460 million, $2,033 million, $1,716 million, $1,432 million, and $1,160 million were located in Texas, California, New York, Washington, and District of Columbia, respectively.  Included in the December 31, 2017 amounts for Texas and New York are $1,050 million and $750 million, respectively, consolidated from the CMBS VIEs (Note 4).  As of December 31, 2017, $383 million and $176 million were located in Canada and the UK, respectively.  The Company did not have any mortgage loans with accrued interest more than 180 days past due as of December 31, 2017 or 2016.  As of December 31, 2017, there was no single mortgage loan investment that exceeded 10% of stockholder’s equity.

The Company reviews the performance and credit quality of the mortgage loan portfolio on an on-going basis, including loan payment and collateral performance.  Collateral performance includes a review of the most recent collateral inspection reports and financial statements.  Analysts track each loan’s debt service coverage ratio (DCR) and loan-to-value ratio (LTV).  The DCR compares the collateral’s net operating income to its debt service payments.  DCRs less than 1.0 times indicate that the collateral operations do not generate enough income to cover the loan’s current debt payments.  A larger DCR indicates a greater excess of net operating income over the debt service.  The LTV compares the amount of the loan to the fair value of the collateral and is commonly expressed as a percentage.  LTVs greater than 100% indicate that the loan amount exceeds the collateral value.  A smaller LTV percentage indicates a greater excess of collateral value over the loan amount.

The loan review process will result in each loan being placed into a No Credit Concern category or one of three levels:  Level 1 Minimal Credit Concern, Level 2 Moderate Credit Concern or Level 3 Significant Credit Concern.  Loans in No Credit Concern category are performing and no issues are noted.  The collateral exhibits a strong DCR and LTV and there are no near term maturity concerns.  The loan credit profile and borrower sponsorship have not experienced any significant changes and remain strong.  For construction loans, projects are progressing as planned with no significant cost overruns or delays.

Level 1 loans are experiencing negative market pressure and outlook due to economic factors.  Financial covenants may have been triggered due to declines in performance.  Credit profile and/or borrower sponsorship remain stable but require monitoring.  Near term (6 months or less) maturity requires monitoring due to negative trends.  No impairment loss concerns exist under current conditions, however some possibility of loss may exist under stressed scenarios or changes in sponsorship financial strength.

Level 2 loans are experiencing significant or prolonged negative market pressure and uncertain outlook due to economic factors; financial covenants may have been triggered due to declines in performance and/or borrower may have requested covenant relief.  Loan credit profile, borrower sponsorship and/or collateral value may have declined or give cause for concern.  Near term maturity (12 months or less) coupled with negative market conditions, property performance and value and/or borrower stability result in increased refinance risk.

Level 3 loans are experiencing prolonged and/or severe negative market trends, declines in collateral performance and value, and/or borrower financial difficulties exist.  Borrower may have asked for modification of loan terms.  Without additional capital infusion and/or acceptable modification to existing loan terms, default is likely and foreclosure the probable alternative.  Impairment loss is possible depending on current fair market value of the collateral.  This category includes loans in default and previously impaired restructured loans that underperform despite modified terms and/or for which future loss is probable.

Loans classified as Level 2 or Level 3 are placed on a watch list and monitored weekly.  Loans that have been identified as Level 3 are evaluated to determine if the loan is impaired.  A loan is impaired if it is probable that amounts due according to the contractual terms of the loan agreement will not be collected.

As of December 31, 2017 and 2016, there were 14 loans with a book value of $305 million and $307 million, respectively, that were considered impaired.  Since the estimated fair value of the underlying collateral on these loans was greater than their carrying amount of the loans, no impairment loss was recorded.  As of December 31, 2015, there were 16 loans with a book value of $153 million that were considered impaired and an impairment loss of $12 million (gross of reinsurance of $1 million) was recognized for the year ended December 31, 2015 as the fair value of the underlying collateral of two of these loans was lower than their carrying amount.  No impairment loss was recorded on the other 14 loans since the estimated fair value of the collateral was higher than their carrying amount.

The following tables set forth mortgage loan credit levels as of December 31, 2017 and 2016 ($ In Millions):

	December 31, 2017
			Level 1		Level 2		Level 3
	No Credit Concern		Minimal Credit Concern		Moderate Credit Concern		Significant Credit Concern		Total
		Weighted		Weighted		Weighted		Weighted		Weighted
	Carrying	Average	Carrying	Average	Carrying	Average	Carrying	Average	Carrying	Average
Property Type	Amount	DCR	Amount	DCR	Amount	DCR	Amount	DCR	Amount	DCR
Agricultural	$115	2.11							$115	2.11
Apartment	1,003	1.75	$45	1.05					1,048	1.72
Golf course	22	2.19	16	0.82	$41	1.00	$50	0.81	129	1.11
Industrial	34	1.55			18	2.09			52	1.74
Lodging	1,376	2.41					175	0.88	1,551	2.24
Mobile home park	189	2.94							189	2.94
Office	3,307	2.05	446	1.36			21	0.49	3,774	1.96
Office - VIE	750	3.28							750	3.28
Residential	63	1.43							63	1.43
Retail	2,848	2.18							2,848	2.18
Retail - VIE	1,050	2.39							1,050	2.39
Construction	1,989								1,989
Total mortgage loans	$12,746	2.23	$507	1.31	$59	1.33	$246	0.83	$13,558	2.16

	December 31, 2016
			Level 1		Level 2		Level 3
	No Credit Concern		Minimal Credit Concern		Moderate Credit Concern		Significant Credit Concern		Total
		Weighted		Weighted		Weighted		Weighted		Weighted
	Carrying	Average	Carrying	Average	Carrying	Average	Carrying	Average	Carrying	Average
Property Type	Amount	DCR	Amount	DCR	Amount	DCR	Amount	DCR	Amount	DCR
Agricultural	$2	3.07							$2	3.07
Apartment	701	1.85	$138	1.09					839	1.73
Golf course	23	2.33	15	0.88	$42	1.05	$52	0.79	132	1.16
Industrial					18	2.21			18	2.21
Lodging	1,321	2.51					175	0.86	1,496	2.32
Mobile home park	192	2.77							192	2.77
Office	3,357	2.02	446	1.62			21	0.38	3,824	1.97
Office - VIE	750	3.47							750	3.47
Residential	38	1.45							38	1.45
Retail	2,336	2.20							2,336	2.20
Retail - VIE	1,050	3.24							1,050	3.24
Construction	1,498								1,498
Total mortgage loans	$11,268	2.37	$599	1.48	$60	1.40	$248	0.80	$12,175	2.28

Real estate investments totaled $1,287 million and $641 million as of December 31, 2017 and 2016, respectively.  The Company had no real estate investment impairments during the years ended December 31, 2017 and 2015.  As of December 31, 2016, the Company had one real estate investment property with a book value prior to impairment measurement of $4 million that was considered impaired and an impairment loss of $2 million was recognized as the fair value of this property was lower than its carrying amount.

7.                        AIRCRAFT, NET

Aircraft, net, consists of the following:

	December 31,
	2017	2016
	(In Millions)
Aircraft	$9,498	$9,552
Accumulated depreciation	1,664	1,697
Aircraft, net	$7,834	$7,855

The following table presents, by year, the future minimum operating lease rentals ACG is due under noncancelable operating leases as of December 31, 2017 (In Millions):

Years Ended December 31:
2018	$863
2019	822
2020	729
2021	641
2022	541
Thereafter	1,266
Total	$4,862

Future minimum operating lease rentals to foreign customers represented 85% of the total.

Included in the table above are aircraft subleased to airlines with lease maturity dates ranging from 2021 to 2024 with total future rentals of $134 million.  The revenue related to these aircraft, included in aircraft leasing revenue, was $27 million for each of the years ended December 31, 2017, 2016 and 2015.  During 2011 to 2013, these aircraft were sold to third parties and subsequently leased back under operating leases with maturity dates ranging from 2023 to 2025 with total minimum future lease commitments on these operating leases of $140 million.

As of December 31, 2017 and 2016, aircraft with a carrying amount of $1,627 million and $1,839 million, respectively, were assigned as collateral to secure debt (Note 11).  See Note 4 for amounts related to VIEs.

Aircraft and other assets held for sale totaled $410 million and $325 million as of December 31, 2017 and 2016, respectively, and are included in aircraft, net.

Included in aircraft, net as of December 31, 2017 and 2016 are $164 million and $124 million, respectively, of net aircraft maintenance right assets that represent the difference between the maintenance return conditions specified in the lease and the actual physical maintenance condition of acquired aircraft at the purchase date.

During the years ended December 31, 2017, 2016 and 2015, aircraft impairments of $156 million, $152 million and $39 million, respectively, were recognized and included in operating and other expenses.  See Note 12.

During the years ended December 31, 2017, 2016 and 2015, ACG had non cash transfers from aircraft orders and deposits (included in other assets) to aircraft, net of $211 million, $319 million and $56 million, respectively.

During the years ended December 31, 2017, 2016 and 2015, gain (loss) on the sale of aircraft of $19 million, $11 million and ($1) million, respectively, were recognized and included in other income.

During 2006, ACG and a bank sponsored a 50/50 joint venture.  As ACG maintained control over the joint venture activities, ACG had a controlling financial interest and consolidated it as a subsidiary.  During 2015, the non-recourse debt was paid off and ACG assumed the bank’s unfunded portion of the liabilities in exchange for the bank’s 50% equity interest.  As a result, the noncontrolling interest related to this joint venture was reduced to zero.

See Note 18 for future aircraft purchase commitments.

8.                        DERIVATIVES AND HEDGING ACTIVITIES

The Company primarily utilizes derivative instruments to manage its exposure to interest rate risk, foreign currency risk and equity risk.  Derivative instruments are also used to manage the duration mismatch of assets and liabilities.  The Company utilizes a variety of derivative instruments including swaps, exchange-traded futures and options.  In addition, certain insurance products offered by the Company contain features that are accounted for as derivatives.

Accounting for derivatives and hedging activities requires the Company to recognize all derivative instruments as either assets or liabilities at estimated fair value.  The Company applies hedge accounting by designating derivative instruments as either fair value or cash flow hedges on the inception date of the hedging relationship.  At the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction.  In this documentation, the Company specifically identifies the asset, liability, firm commitment, or forecasted transaction that has been designated as the hedged item and states how the hedging instrument is expected to hedge the risks related to the hedged item.  The Company formally assesses and measures effectiveness of its hedging relationships both at the hedge inception and on an ongoing basis in accordance with its risk management policy.

DERIVATIVES NOT DESIGNATED AS HEDGING

The Company has certain insurance and reinsurance contracts that are considered to have embedded derivatives.  When it is determined that the embedded derivative possesses economic and risk characteristics that are not clearly and closely related to those of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, it is separated from the host contract and accounted for as a stand-alone derivative.

The Company offers a rider on certain variable annuity contracts that guarantees net principal over a ten-year holding period, as well as riders on certain variable annuity contracts that guarantee a minimum withdrawal benefit over specified periods, subject to certain restrictions.  These variable annuity GLBs are considered embedded derivatives.

GLBs on variable annuity contracts issued between January 1, 2007 and March 31, 2009 are partially reinsured by third party reinsurers.  These reinsurance arrangements are used to offset a portion of the Company’s exposure to the variable annuity GLBs for the lives of the host variable annuity contracts issued.  The ceded portion of these variable annuity GLBs is considered an embedded derivative.  The Company also reinsures certain variable annuity contracts with guaranteed minimum benefits to an affiliated reinsurer.

The Company employs hedging strategies (variable annuity derivatives) to mitigate equity risk associated with the variable annuity GLBs not covered by reinsurance.  The Company utilizes total return swaps, exchange-traded equity futures and equity put options based upon domestic and international equity market indices to economically hedge the equity risk of the guarantees in its variable annuity products.  Total return swaps are swaps whereby the Company agrees to exchange the difference between the economic risk and reward of an equity index and a floating rate of interest, calculated by reference to an agreed upon notional amount.  Cash is paid and received over the life of the contract based on the terms of the swap.  In exchange-traded futures transactions, the Company agrees to purchase or sell a specified number of contracts, the values of which are determined by the underlying equity indices, and to post variation margin on a daily basis in an amount equal to the change in the daily estimated fair value of those contracts.  The equity put options involve the exchange of an upfront payment for the return, at the end of the option agreement, of the equity index below a specified strike price.  The Company also utilizes interest rate swaps to manage interest rate risk in variable annuity GLBs.

The Company offers fixed indexed annuity products where interest is credited to the policyholder’s account balance based on domestic and/or international equity index changes, subject to various caps or participation rates.  The indexed products contain embedded derivatives.  The Company utilizes total return swaps, exchange-traded equity futures and call options based upon broad market indices to economically hedge the interest credited to the policyholder based upon the underlying equity index.  Call options are contracts to buy the index at a predetermined time at a contracted price.  These contracts involve the exchange of an upfront premium payment for the return, at the end of the option agreement, of the differentials in the index at the time of exercise and the strike price subject to a cap and the settlements are recognized in net realized investment gain.

The Company issues synthetic GICs to Employee Retirement Income Security Act of 1974 (ERISA) qualified defined contribution employee benefit plans (ERISA Plan) that are considered derivatives.  The ERISA Plan uses the contracts in its stable value fixed income option.  The Company receives a fee, recognized in net realized investment gain, for providing book value accounting for the ERISA Plan stable value fixed income option.  In the event that plan participant elections exceed the estimated fair value of the assets or if the contract is terminated and at the end of the termination period the book value under the contract exceeds the estimated fair value of the assets, then the Company is required to pay the ERISA Plan the difference between book value and estimated fair value.  The Company mitigates the investment risk through pre-approval and monitoring of the investment guidelines, requiring high quality investments and adjustments to the plan crediting rates to compensate for unrealized losses in the portfolios.  The estimated fair value of the derivative is zero as of December 31, 2017 and 2016.

Foreign currency interest rate swap agreements are used to convert fixed or floating rate foreign-denominated assets or liabilities to U.S. dollar fixed or floating rate assets or liabilities.  A foreign currency interest rate swap involves the exchange of an initial principal amount in two currencies and the agreement to re-exchange the currencies at a future date at an agreed-upon exchange rate.  There are also periodic exchanges of interest payments in the two currencies at specified intervals, calculated using agreed-upon interest rates, exchange rates, and the exchanged principal amounts.  The Company enters into these agreements primarily to manage the currency risk associated with investments and liabilities that are denominated in foreign currencies.  The main currencies that the Company economically hedges are the euro, British pound, Canadian dollar, and Japanese yen.

Interest rate swaps are used by the Company to reduce market risk from changes in interest rates and other interest rate exposure arising from duration mismatches between assets and liabilities.  An interest rate swap agreement involves the exchange, at specified intervals, of interest payments resulting from the difference between fixed rate and floating rate interest amounts calculated by reference to an underlying notional amount.  Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party.

The Company offers life insurance products with indexed account options.  The interest credited on the indexed accounts is a function of the underlying domestic or international equity index, subject to various caps, thresholds and participation rates.   The life insurance products with indexed accounts contain embedded derivatives.  The Company utilizes call options to economically hedge the interest credited to the policyholder based upon the underlying index for its life insurance products with indexed account options.  The majority of these contracts will be net settled in cash based on differentials in the index at the time of exercise and the strike price subject to a cap, net of option premiums.

The Company had the following outstanding derivatives not designated as a hedge:

	Notional Amount
	December 31,

	2017	2016
	(In Millions)
Variable annuity GLB embedded derivatives	$27,813	$29,804
Variable annuity derivatives - total return swaps	1,154	1,479
Variable annuity derivatives - futures	656	939
Variable annuity derivatives - equity put options	242
Variable annuity derivatives - interest rate swaps	115	115
Fixed indexed annuity embedded derivatives	4,511	3,506
Fixed indexed annuity derivatives - total return swaps	16	13
Fixed indexed annuity derivatives - futures	418	385
Fixed indexed annuity derivatives - call options	373
Synthetic GICs	21,623	22,052
Foreign currency and interest rate swaps	1,217	1,235
Life indexed account embedded derivatives	5,266	3,975
Life indexed account derivatives - call options	5,841	4,343
Other	996	923

Notional amount represents a standard of measurement of the volume of derivatives.  Notional amount is not a quantification of market risk or credit risk and is not recorded in the consolidated statements of financial condition.  Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received, except for certain contracts such as currency swaps.  13% of variable annuity notional amounts are reinsured by third-party reinsurers as of December 31, 2017 and 2016.  4% of variable annuity notional amounts are reinsured by an affiliated reinsurer as of December 31, 2017 and 2016.

The following table summarizes amounts recognized in net realized investment gain for derivatives not designated as hedging instruments.  Gains and losses include the changes in estimated fair value of the derivatives and amounts realized on terminations.  The amounts presented do not include losses from the periodic net payments and amortization of $506 million, $464 million and $191 million for the years ended December 31, 2017, 2016 and 2015, respectively, which are recognized in net realized investment gain.

	Amount of Gain (Loss)
	Recognized in
	Income on Derivatives
	Years Ended December 31,

	2017	2016	2015
	(In Millions)
Variable annuity derivatives - total return swaps	($13)	($16)	$2
Variable annuity derivatives - equity put options	(4)
Fixed indexed annuity derivatives - call options	3
Foreign currency and interest rate swaps	(30)	27	67
Life indexed account derivatives - call options	527	248	59
Other	1	(2)	(5)
Embedded derivatives:
Variable annuity GLB embedded derivatives	166	155	60
Fixed indexed annuity embedded derivatives	(128)	(47)	(5)
Life indexed account embedded derivatives	(335)	(100)	51
Other	(3)	21
Total	$184	$286	$229

DERIVATIVES DESIGNATED AS CASH FLOW HEDGES

The Company primarily utilizes foreign currency and interest rate swaps to manage its exposure to variability in cash flows due to changes in foreign currencies and in benchmark interest rates.  These cash flows include those associated with existing assets and liabilities.  The maximum length of time over which the Company is hedging its exposure to variability in future cash flows for forecasted transactions does not exceed 15 years.

The Company had outstanding foreign currency and interest rate swaps designated as cash flow hedges with notional amounts of $394 million and $352 million as of December 31, 2017 and 2016, respectively.  The Company had gains (losses) recognized in OCI for changes in estimated fair value of foreign currency and interest rate swaps designated as cash flow hedges of ($18) million, $6 million and $7 million for the years ended December 31, 2017, 2016 and 2015, respectively.  For the years ended December 31, 2017, 2016 and 2015, all of the hedged forecasted transactions for designated cash flow hedges were determined to be probable of occurring.

The Company had losses for hedge ineffectiveness related to cash flow hedges of $1 million, zero and zero for the years ended December 31, 2017, 2016 and 2015, respectively.

Amounts reclassified from AOCI to earnings resulting from the discontinuance of cash flow hedges due to forecasted cash flows that were no longer probable of occurring were zero for the years ended December 31, 2017, 2016 and 2015.  Over the next twelve months, the Company anticipates that $1 million of deferred gains on derivative instruments in AOCI will be reclassified to earnings consistent with when the hedged forecasted transaction affects earnings.

DERIVATIVES DESIGNATED AS FAIR VALUE HEDGES

The Company had no fair value hedges as of December 31, 2017 and 2016.

CONSOLIDATED FINANCIAL STATEMENT IMPACT

Derivative instruments are recorded at estimated fair value and are presented as assets or liabilities based upon the net position for each derivative counterparty by legal entity, taking into account income accruals and net cash collateral.  The following table summarizes the gross asset or liability derivative estimated fair value and excludes the impact of offsetting asset and liability positions held with the same counterparty, cash collateral payables and receivables and income accruals.  See Note 12 for information on the Company’s estimated fair value measurements and disclosure.

	Asset Derivatives			Liability Derivatives

	Estimated Fair Value			Estimated Fair Value
	December 31,			December 31,

	2017	2016		2017	2016
	(In Millions)			(In Millions)
Derivatives designated as hedging instruments:
Foreign currency and interest rate swaps		$2	(1)	$19		(1)
	$3	6	(5)	3	$7	(5)
Total derivatives designated as hedging instruments	3	8		22	7

Derivatives not designated as hedging instruments:
Variable annuity derivatives - total return swaps	1	6	(1)	8	9	(1)
				5	5	(5)
Variable annuity derivatives - equity put options	2		(5)
Variable annuity derivatives - interest rate swaps		3	(1)	2	2	(1)
	3		(5)
Fixed indexed annuity derivatives - call options	6		(1)
	5		(5)
Foreign currency and interest rate swaps	48	77	(1)	22	20	(1)
	30	52	(5)	12	16	(5)
Life indexed account derivatives - call options	141	110	(1)	1		(1)
	246	110	(5)	1		(5)
Other		1	(1)
Embedded derivatives:
Variable annuity GLB embedded derivatives
(including reinsurance contracts)	157	178	(2)	846	1,033	(3)
Fixed indexed annuity embedded derivatives	0	0		465	262	(4)
Life indexed account embedded derivatives	0	0		526	341	(4)
Other	24	19	(2)	27	14	(4)
	0	0		10	4	(5)
Total derivatives not designated as hedging instruments	663	556		1,925	1,706

Total derivatives	$666	$564		$1,947	$1,713

Location on the consolidated statements of financial condition:

(1) Other investments  (2) Other assets  (3) Future policy benefits  (4) Policyholder account balances  (5) Other liabilities

Cash collateral received from counterparties was $223 million and $145 million as of December 31, 2017 and 2016, respectively.  This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is netted against the estimated fair value of derivatives in other investments or other liabilities.  Cash collateral pledged to counterparties was $60 million and $68 million as of December 31, 2017 and 2016, respectively.  A receivable representing the right to call this collateral back from the counterparty is netted against the estimated fair value of derivatives in other investments or other liabilities.  Net exposure to the counterparty is calculated as the estimated fair value of all derivative positions with the counterparty, net of income or expense accruals and cash collateral paid or received.  If the net exposure to the counterparty is positive, the amount is reflected in other investments, whereas, if the net exposure to the counterparty is negative, the estimated fair value is included in other liabilities.

As of December 31, 2017 and 2016, the Company had also accepted collateral, consisting of various securities, with an estimated fair value of $91 million and $61 million, respectively, which are held in separate custodial accounts and are not recorded in the consolidated statements of financial condition.  The Company is permitted by contract to sell or repledge this collateral and as of December 31, 2017 and 2016, none of the collateral had been sold or repledged.  As of December 31, 2017 and 2016, the Company did not provide any collateral in the form of various securities.

OFFSETTING ASSETS AND LIABILITIES

The following table reconciles the net amount of derivative assets and liabilities (excluding embedded derivatives) subject to master netting arrangements after the offsetting of collateral.  Gross amounts include income or expense accruals.  Gross amounts offset include cash collateral received or pledged limited to the gross estimated fair value of recognized derivative assets or liabilities, net of accruals.  Excess cash collateral received or pledged is not included in the tables due to the foregoing limitation.  Gross amounts not offset include asset collateral received or pledged limited to the gross estimated fair value of recognized derivative assets and liabilities.

	Gross Amounts of			Gross Amounts
	Recognized	Gross Amounts		Not Offset -
	Assets/Liabilities (1)	Offset (2)	Net Amounts	Asset Collateral	Net Amounts
	(In Millions)
December 31, 2017:
Derivative assets	$354	($266)	$88	($87)	$1
Derivative liabilities	74	(68)	6	0	6

December 31, 2016:
Derivative assets	$265	($171)	$94	($58)	$36
Derivative liabilities	62	(41)	21		21

(1)      As of December 31, 2017 and 2016, derivative assets include expense accruals of $131 million and $99 million, respectively, and derivative liabilities include expense accruals of $1 million and $6 million, respectively.

(2)      As of December 31, 2017 and 2016, the Company received excess cash collateral of $8 million and $9 million, respectively, and provided excess cash collateral of $4 million and $1 million, respectively, which are not included in the table.

CREDIT EXPOSURE AND CREDIT RISK RELATED CONTINGENT FEATURES

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to over the counter (OTC) derivatives, which are bilateral contracts between two counterparties.  The Company manages credit risk by dealing with creditworthy counterparties, establishing risk control limits, executing legally enforceable master netting agreements, and obtaining collateral where appropriate.  In addition, the Company evaluates the financial stability of each counterparty before entering into each agreement and throughout the period that the financial instrument is owned.

The Company’s exchange-traded futures are transacted through regulated exchanges and variation margin is settled on a daily basis.  Therefore, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties.  In addition, the Company is required to pledge initial margin for all futures contracts.  The amount of required margin is determined by the exchange on which it is traded.  The Company currently pledges cash to satisfy this collateral requirement.

For OTC derivative transactions, the Company enters into legally enforceable master netting agreements which provide for the netting of payments and receipts with a single counterparty.  The net position with each counterparty is calculated as the aggregate estimated fair value of all derivative instruments with each counterparty, net of income or expense accruals and collateral paid or received.  The majority of these master netting agreements include collateral arrangements with derivative counterparties, which requires positions be marked to market and margined on a daily basis by the daily settlement of variation margin.  The Company has minimal counterparty exposure to credit-related losses in the event of non performance by these counterparties.  The remaining master netting agreements include collateral arrangements with derivative counterparties, which require the pledge and acceptance of collateral when the net estimated fair value of the underlying derivatives reaches a pre-determined threshold and which also include credit-contingent provisions.

The Company’s credit exposure is measured on a counterparty basis as the net positive estimated fair value of all derivative positions with the counterparty, net of income or expense accruals and cash collateral received.  The Company’s credit exposure for OTC derivatives as of December 31, 2017 was $5 million.  The maximum exposure to any single counterparty was $4 million as of December 31, 2017.  All of the Company’s credit exposure from derivative contracts is with investment grade counterparties.

Certain of the Company’s collateral arrangements for its OTC derivatives include credit-contingent provisions that provide for a reduction of collateral thresholds in the event of downgrades in the financial strength ratings, assigned by certain independent rating agencies, of the Company and/or the counterparty.  If either the Company’s or the counterparty’s financial strength ratings were to fall below a specific investment grade credit rating, the other party to the derivative instruments could request immediate and ongoing full collateralization on derivative instruments in net liability positions.  There were no OTC derivative positions with credit-risk related contingent features that were in a liability position on December 31, 2017.

The OTC master agreements may include a termination event clause associated with financial strength ratings assigned by certain independent rating agencies.  If these financial strength ratings were to fall below a specified level, as defined within each counterparty master agreement or if one of the rating agencies were to cease to provide a financial strength rating, the counterparty could terminate the master agreement with payment due based on the estimated fair value of the underlying derivatives.  As of December 31, 2017, the Company’s financial strength ratings were above the specified level.

9.                         POLICYHOLDER LIABILITIES

POLICYHOLDER ACCOUNT BALANCES

The detail of the liability for policyholder account balances is as follows:

	December 31,
	2017	2016
	(In Millions)
UL	$28,651	$26,989
Annuity and deposit liabilities	18,957	17,072
Life indexed account embedded derivatives	526	341
Fixed indexed annuity embedded derivatives	465	262
Funding agreements	166	243
Total	$48,765	$44,907

FUTURE POLICY BENEFITS

The detail of the liability for future policy benefits is as follows:

	December 31,
	2017	2016
	(In Millions)
Annuity reserves	$10,134	$8,703
Policy benefits payable	2,808	2,756
URR	1,501	1,159
Life insurance	1,218	1,123
Variable annuity GLB embedded derivatives	846	1,033
Closed Block liabilities	254	252
Other	134	136
Total	$16,895	$15,162

10.                  SEPARATE ACCOUNTS AND GUARANTEED BENEFIT FEATURES

The Company issues variable annuity contracts through separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (traditional variable annuities).  These contracts also include various types of GMDB and GLB features.  For a discussion of certain GLBs accounted for as embedded derivatives, see Note 8.

The GMDBs provide a specified minimum return upon death.  Many of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse.  The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor’s death.  The GMDB features include those where the Company contractually guarantees to the contract holder either (a) return of no less than total deposits made to the contract less any partial withdrawals (return of net deposits), (b) the highest contract value on any contract anniversary date through age 80 minus any payments or partial withdrawals following the contract anniversary (anniversary contract value), or (c) the highest of contract value on certain specified dates or total deposits made to the contract less any partial withdrawals plus a minimum return (minimum return).

The guaranteed minimum income benefit (GMIB) is a GLB that provides the contract holder with a guaranteed annuitization value after 10 years.  Annuitization value is generally based on deposits adjusted for withdrawals plus a minimum return.  In general, the GMIB requires contract holders to invest in an approved asset allocation strategy.

The Company offers variable and fixed annuity contracts with guaranteed minimum withdrawal benefits for life (GMWBL) features.  The GMWBL is a GLB that provides, subject to certain restrictions, a percentage of a contract holder’s guaranteed payment base will be available for withdrawal for life starting no earlier than age 59.5, regardless of market performance.  The rider terminates upon death of the contract holder or their spouse if a spousal form of the rider is purchased.

Information in the event of death on the various GMDB features outstanding was as follows (the Company’s variable annuity contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed are not mutually exclusive):

	December 31,
	2017	2016
	($In Millions)
Return of net deposits:
Separate account value	$52,825	$49,764
Net amount at risk (1)	457	582
Average attained age of contract holders	67 years	66 years

Anniversary contract value:
Separate account value	$14,061	$13,567
Net amount at risk (1)	432	541
Average attained age of contract holders	69 years	68 years

Minimum return:
Separate account value	$863	$850
Net amount at risk (1)	363	430
Average attained age of contract holders	73 years	72 years

(1)           Represents the amount of death benefit in excess of the current contract holder account balance as of December 31.

Information regarding GMIB and GMWBL features outstanding is as follows:

	December 31,		December 31,		December 31,
	2017	2016	2017	2016	2017	2016
	GMIB		GMWBL (2)		GMWBL (3)
	($In Millions)		($In Millions)		($In Millions)
Separate account value	$1,665	$1,668	$6,924	$5,908	$—
Net amount at risk (1)	148	232	153	316	$80	$69
Average attained age of contract holders	64 years	63 years	67 years	66 years	67 years	67 years

(1)           GMIB net amount at risk represents the amount of estimated annuitization benefits in excess of the current contract holder account balance at December 31.  GMWBL net amount at risk represents the protected balance, as defined, in excess of account value at December 31.

(2)           GMWBL related to variable contract annuities.

(3)           GMWBL related to fixed contract annuities.

The determination of GMDB, GMIB and GMWBL liabilities is based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience.  The following table summarizes the GMDB, GMIB and GMWBL liabilities, which are recorded in future policy benefits, and changes in these liabilities, which are reflected in policy benefits paid or provided:

	December 31,		December 31,		December 31,		December 31,
	2017	2016	2017	2016	2017	2016	2017	2016
	GMDB		GMIB		GMWBL (1)		GMWBL (2)
	(In Millions)		(In Millions)		(In Millions)		(In Millions)
Balance, beginning of year	$9	$9	$37	$40	$55	$44	$15	$8
Changes in reserves	9	14	9	6	20	11	4	7
Benefits paid	(7)	(14)	(7)	(9)	—
Balance, end of year	$11	$9	$39	$37	$75	$55	$19	$15

(1) GMWBL related to variable contract annuities.

(2) GMWBL related to fixed contract annuities.

Variable annuity contracts with guarantees were invested in separate account investment options as follows:

	December 31,
	2017	2016
	(In Millions)
Asset type:
Equity	$34,324	$31,408
Bonds	15,536	15,278
Money market	261	298
Other	2,948	3,012
Total separate account value	$53,069	$49,996

In addition, the Company issues certain life insurance contracts whereby the Company contractually guarantees to the contract holder a death benefit even when there is insufficient value to cover monthly mortality and expense charges, whereas otherwise the contract would typically lapse.

FDNLGR liabilities are determined by estimating the expected value of FDNLGR costs incurred when the policyholder account balance is projected to be zero and recognizing those costs over the accumulation period based on total expected assessments.  The assumptions used in estimating the FDNLGR liability are consistent with those used for amortizing DAC.  The FDNLGR costs used in calculating the FDNLGR liability are based on the average FDNLGR costs incurred over a range of scenarios.

The following table summarizes the FDNLGR liability, which are recorded in future policy benefits, and changes in these liabilities, which are reflected in policy benefits paid or provided:

	Direct	Ceded	Net
	(In Millions)
Balance, January 1, 2016	$557	$155	$402
Incurred guaranteed benefits	170	38	132
Paid guaranteed benefits	(2)	2	(4)
Balance, December 31, 2016	725	195	530
Incurred guaranteed benefits	143	87	56
Paid guaranteed benefits	(5)	(4)	(1)
Balance, December 31, 2017	$863	$278	$585

Information regarding life insurance contracts included in the FDNLGR liability is as follows:

	December 31,
	2017	2016
	($In Millions)
Net amount at risk (1)	$16,183	$16,461
Average attained age of policyholders	61 years	60 years

(1)           Represents the amount of death benefit in excess of the current policyholder account balance as of December 31.

11.                  DEBT AND FVO DEBT

Debt and FVO debt consists of the following:

	December 31,
	2017	2016
	(In Millions)
Short-term debt and revolving credit facilities:
Credit facility recourse only to ACG	$235	$1,020
Other VIE debt (Note 4)	119	21
Total short-term debt and revolving credit facilities	354	1,041

Long-term debt:
Surplus notes	1,729	1,715
Fair value hedge adjustments - terminated interest rate swap agreements	154	243
Note payable to Pacific LifeCorp		15
Non-recourse long-term debt:
Debt recourse only to ACG	5,031	3,357
VIE debt recourse only to ACG (Note 4)	693	886
Other non-recourse debt	827	428
CMBS VIE debt (Note 4)	1,521	1,521
Other VIE debt	18	18
Total long-term debt	9,973	8,183

Debt issuance cost	(76)	(68)
Total debt	$10,251	$9,156

FVO debt - VIE (Note 4)	$462	—

SHORT-TERM DEBT AND REVOLVING CREDIT FACILITIES

Pacific Life maintains a $700 million commercial paper program.  There was no commercial paper debt outstanding as of December 31, 2017 and 2016.  In addition, Pacific Life has a bank revolving credit facility of $400 million maturing in May 2021 that will serve as a back-up line of credit to the commercial paper program.  Interest is at variable rates.  This facility had no debt outstanding as of December 31, 2017 and 2016.

The Company maintains reverse repurchase lines of credit with various financial institutions.  These borrowings are at variable rates of interest based on collateral and market conditions.  There was no debt outstanding in connection with these reverse repurchase lines of credit as of December 31, 2017 and 2016.

Pacific Life is a member of the Federal Home Loan Bank (FHLB) of Topeka.  Pacific Life is eligible to receive advances from the FHLB of Topeka based on a percentage of Pacific Life’s statutory general account assets provided it has sufficient available eligible collateral and is in compliance with the FHLB of Topeka requirements, debt covenant restrictions and insurance law and regulations.  The Company had estimated available eligible collateral of $1.6 billion as of December 31, 2017.  Interest is at variable or fixed rates.  The Company had no debt outstanding with the FHLB of Topeka as of December 31, 2017 and 2016.

PL&A is a member of the FHLB of San Francisco.  PL&A is eligible to receive advances from the FHLB of San Francisco based on a percentage of PL&A’s statutory net admitted assets provided it has sufficient available eligible collateral and is in compliance with the FHLB of San Francisco requirements and insurance law and regulations.  PL&A had estimated available eligible collateral of $71 million as of December 31, 2017.  Interest is at variable or fixed rates.  PL&A had no debt outstanding with the FHLB of San Francisco as of December 31, 2017 and 2016.

ACG has revolving credit facilities with banks totaling $1,720 million borrowing capacity as of December 31, 2017.  Interest on these loans is at variable rates, payable monthly and was 2.6% and 1.9% as of December 31, 2017 and 2016, respectively.  The facilities expire at various dates ranging from 2019 to 2022.  There was $235 million and $1,020 million outstanding in connection with these revolving credit facilities as of December 31, 2017 and 2016, respectively.  These credit facilities are recourse only to ACG.

LONG-TERM DEBT

In October 2017, with the approval of the NE DOI, Pacific Life issued $750 million of 4.3% surplus notes maturing on October 24, 2067.  The notes accrue interest at a fixed rate of 4.3% through October 23, 2047, and thereafter until maturity at a floating rate equal to three-month London Interbank Offered Rate (LIBOR) for deposits in U.S. dollars plus 2.796%.  Interest is payable semiannually on April 24 and October 24 until and including October 24, 2047, and thereafter quarterly on January 24, April 24, July 24 and October 24 of each year, commencing on January 24, 2048.  Pacific Life may redeem all or a portion of the surplus notes at its option at any time on or after October 24, 2047 at the redemption price described under the terms of the surplus notes, subject to the prior approval of the NE DOI for such optional redemption.  The surplus notes are unsecured and subordinated to all present and future senior indebtedness and policy claims of Pacific Life.  All future payments of interest and principal on these surplus notes can be made only with the prior approval of the NE DOI.  The carrying amount as of December 31, 2017 was $749 million.

Pacific Life had $385 million and $621 million of surplus notes outstanding as of December 31, 2017 and 2016, respectively, at a fixed interest rate of 9.25%, maturing on June 15, 2039.  Interest is payable semiannually on June 15 and December 15.  Pacific Life may redeem all or a portion of these surplus notes at its option, subject to the prior approval of the NE DOI for such optional redemption.  The surplus notes are unsecured and subordinated to all present and future senior indebtedness and policy claims of Pacific Life.  All future payments of interest and principal on these surplus notes can be made only with the prior approval of the NE DOI.  In January 2013, Pacific Life, with the approval of the NE DOI, pursuant to a tender offer, repurchased and retired $323 million of the originally issued $1 billion of 9.25% surplus notes.  In February 2016, Pacific Life, with the approval of the NE DOI, repurchased and retired an additional $56 million of 9.25% surplus notes.  The partial retirement of these surplus notes was accounted for as an extinguishment of debt and a loss of $5 million was recognized in interest expense during the year ended December 31, 2016.  In October 2017, Pacific Life, with the approval of the NE DOI, pursuant to a tender offer, repurchased and retired an additional $236 million of 9.25% surplus notes.  The partial retirement of these surplus notes was accounted for as an extinguishment of debt and a loss of $89 million was recognized in interest expense during the year ended December 31, 2017.  Pacific Life previously terminated interest rate swaps converting these surplus notes to variable rate notes and fair value hedge adjustments were recorded to the net carrying amount and are being amortized as a reduction to interest expense over the remaining life of the surplus notes using the effective interest method.  The resulting effective interest rate of these surplus notes is 6.4%.  Total unamortized fair value hedge adjustments were $126 million and $208 million as of December 31, 2017 and 2016, respectively.

Pacific Life had $134 million and $150 million of surplus notes outstanding as of December 31, 2017 and 2016, respectively, at a fixed interest rate of 7.9%, maturing on December 30, 2023.  Interest is payable semiannually on June 30 and December 30.  These surplus notes may not be redeemed at the option of Pacific Life or any holder of the surplus notes.  The surplus notes are unsecured and subordinated to all present and future senior indebtedness and policy claims of Pacific Life.  All future payments of interest and principal on these surplus notes can be made only with the prior approval of the NE DOI.  In October 2017, Pacific Life, with the approval of the NE DOI, pursuant to a tender offer, repurchased and retired $16 million of the originally issued $150 million of 7.9% surplus notes.  The partial retirement of these surplus notes was accounted for as an extinguishment of debt and an immaterial loss was recognized in interest expense during the year ended December 31, 2017.  Pacific Life previously terminated interest rate swaps converting the 7.9% surplus notes to variable rate notes and fair value hedge adjustments were recorded to the net carrying amount and are being amortized as a reduction to interest expense over the remaining life of the surplus notes using the effective interest method.  The resulting effective interest rate of these surplus notes is 4.0%.  Total unamortized fair value hedge adjustments were $28 million and $35 million as of December 31, 2017 and 2016, respectively.

The NE DOI approved the issuance of an internal surplus note by Pacific Life to Pacific LifeCorp for $450 million.  Pacific Life is required to pay Pacific LifeCorp interest on the internal surplus note semiannually on February 5 and August 5 at a fixed annual rate of 6.0%.  All future payments of interest and principal on the internal surplus note can be made only with the prior approval of the NE DOI.  The internal surplus note matures on February 5, 2020.  In October 2017, Pacific Life, with the approval of the NE DOI, repurchased and retired $217 million of the originally issued $450 million of its 6.0% surplus note.  In November 2017, Pacific Life, with the approval of the NE DOI, repurchased and retired an additional $177 million of its 6.0% internal surplus note.  The partial retirements of its surplus note were accounted for as an extinguishment of debt.  The carrying amount as of December 31, 2017 and 2016 was $56 million and $450 million, respectively.

The NE DOI approved the issuance of an internal surplus note by Pacific Life to Pacific LifeCorp for $500 million with net cash proceeds of $494 million.  Pacific Life is required to pay Pacific LifeCorp interest on the internal surplus note semiannually on January 25 and July 25 at a fixed annual rate of 5.125%.  All future payments of interest and principal on the internal surplus note can be made only with the prior approval of the NE DOI.  The internal surplus note matures on January 25, 2043.  In October 2017, Pacific Life, with the approval of the NE DOI, repurchased and retired $90 million of the originally issued $500 million of its 5.125% internal surplus note.  The partial retirement of its surplus note was accounted for as an extinguishment of debt.  The carrying amount outstanding as of December 31, 2017 and 2016 was $405 million and $494 million, respectively.

Pacific Life Reinsurance Company II Limited (PLRC), an exempt life reinsurance company domiciled in Barbados and wholly owned by Pacific Life, had a promissory note with Pacific LifeCorp to borrow up to $50 million.  In August 2017, the note was repaid and canceled.  As of December 31, 2016, $15 million was outstanding on the note.

ACG enters into various secured loans that are guaranteed by the Ex-Im bank or by the ECA.  Interest on these loans is payable quarterly and ranged from 1.5% to 3.9% as of December 31, 2017 and 1.2% to 3.9% as of December 31, 2016.  As of December 31, 2017, $843 million was outstanding on these loans with maturities ranging from 2018 to 2024.  As of December 31, 2016, $1,071 million was outstanding on these loans.  These loans are recourse only to ACG.  See Note 4 for amounts included related to VIEs of $693 million and $886 million as of December 31, 2017 and 2016, respectively.

ACG enters into various senior unsecured notes and loans with third-parties.  Interest on these notes and loans is payable quarterly or semi-annually and ranged from 0.7% to 7.2% as of December 31, 2017 and 2016.  As of December 31, 2017, $4,881 million was outstanding on these notes and loans with maturities ranging from 2018 to 2027.  As of December 31, 2016, $3,172 million was outstanding on these notes and loans.  These notes and loans are recourse only to ACG.

Certain subsidiaries of Pacific Asset Holding LLC, a wholly owned subsidiary of Pacific Life, enter into various real estate property related loans with various third-parties.  Interest on these loans accrues at fixed and variable rates and is payable monthly.  Fixed rates ranged from 3.6% to 5.4% as of December 31, 2017 and 2016.  The variable rates ranged from 3.0% to 4.1% as of December 31, 2017 and ranged from 2.1% to 3.4% as of December 31, 2016.  As of December 31, 2017 and 2016, there was $794 million and $394 million, respectively, outstanding on these loans with maturities ranging from 2018 to 2027.  Included in this amount is $18 million of other VIE debt as of December 31, 2017 and 2016.  All of these loans are secured by real estate properties and are non-recourse to the Company.

As of December 31, 2017 and 2016, the Company had a secured borrowing of $51 million and $52 million, respectively, due to an unrelated third-party.  Payments of principal and interest are due monthly with an effective rate of 4.7% that matures on September 1, 2026.  The lender’s collateral for the amount borrowed is a participation interest in two of the Company’s commercial mortgage loans that are secured by real estate property and is non-recourse to the Company.

As of December 31, 2017 and 2016, the Company had CMBS VIE debt of $1,521 million outstanding (Note 4).  Interest rates are fixed and range from 3.5% to 3.6% with maturities from 2025 to 2044.  This debt is secured by commercial real estate property, is non-recourse to the Company, and the Company is not responsible for any principal or interest shortfalls from the underlying collateral.

Certain of the Company’s debt instruments and credit facilities contain various administrative, reporting, legal and financial covenants.  The Company believes it was in compliance with all such covenants as of December 31, 2017.

The following summarizes aggregate scheduled principal payments during the next five years and thereafter:

		Non-recourse Debt
		Debt	Other
	Surplus	Recourse	Non-recourse
	Notes	Only to ACG	Debt	Total
Years Ending December 31:	(In Millions)
2018		$1,278	$65	$1,343
2019		373	19	392
2020	$56	956	230	1,242
2021		879	87	966
2022		1,083	31	1,114
Thereafter	1,679	1,173	395	3,247
Total	$1,735	$5,742	$827	$8,304

The table above excludes short-term debt, revolving credit facilities, VIE debt, fair value hedge adjustments and original issue discount fees of $24 million.  ACG VIE debt is included in the table above as it is recourse to ACG.

FVO DEBT

As of December 31, 2017, the Company had FVO debt from a CLO classified as a VIE (Note 4) of $462 million with floating interest rates that range from LIBOR plus 1.29% to 6.68%, maturing in 2029.  This debt is secured by broadly syndicated bank loans, is non-recourse to the Company and the Company is not responsible for any principal or interest shortfalls from the underlying collateral.

12.                  ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

The Codification’s Fair Value Measurements and Disclosures Topic establishes a hierarchy that prioritizes the inputs of valuation methods used to measure estimated fair value for financial assets and financial liabilities that are carried at estimated fair value.  The determination of estimated fair value requires the use of observable market data when available.  The hierarchy consists of the following three levels that are prioritized based on observable and unobservable inputs.

Level 1               Unadjusted quoted prices for identical instruments in active markets.  Level 1 financial instruments include securities that are traded in an active exchange market.

Level 2               Observable inputs other than Level 1 prices, such as quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in inactive markets; and model-derived valuations for which all significant inputs are observable market data.

Level 3               Valuations derived from valuation techniques in which one or more significant inputs are not market observable.

The following tables present, by estimated fair value hierarchy level, the Company’s financial assets and liabilities that are carried at estimated fair value as of December 31, 2017 and 2016.

	Level 1	Level 2	Level 3	Gross Derivatives Estimated Fair Value	Netting Adjustments (1)	Total
	(In Millions)
December 31, 2017:
Assets:
U.S. Government		$79				$79
Obligations of states and political subdivisions		958	$24			982
Foreign governments		504	28			532
Corporate securities		40,130	1,476			41,606
RMBS		1,910	15			1,925
CMBS		941	100			1,041
Other asset-backed securities		921	374			1,295
Total fixed maturity securities	—	45,443	2,017	—	—	47,460

Perpetual preferred securities		14				14
Other equity securities	$68					68
Total equity securities	68	14	—	—	—	82
FVO securities		1,182				1,182

Other investments:
Trading securities	375	249				624
Other investments (2)	36	120	5			161
Other investments measured at NAV (3)						275
Total other investments carried at fair value	411	369	5	—	—	1,060

Derivatives:
Foreign currency and interest rate swaps		84		$84	($79)	5
Equity derivatives			401	401	(262)	139
Embedded derivatives			181	181		181
Total derivatives	—	84	582	666	(341)	325

Separate account assets:
Separate account assets	61,067	110				61,177
Separate account assets measured at NAV (3)						279
Total separate account assets carried at fair value (4)	61,067	110	—	—	—	61,456
Total	$61,546	$47,202	$2,604	$666	($341)	$111,565

Liabilities:
FVO debt		$462				$462

Derivatives:
Foreign currency and interest rate swaps		58		$58	($79)	(21)
Equity derivatives			$15	15	(262)	(247)
Embedded derivatives			1,874	1,874		1,874
Total derivatives	—	58	1,889	1,947	(341)	1,606
Total	—	$520	$1,889	$1,947	($341)	$2,068

				Gross
				Derivatives
				Estimated	Netting
	Level 1	Level 2	Level 3	Fair Value	Adjustments (1)	Total
	(In Millions)
December 31, 2016:
Assets:
U.S. Government		$56				$56
Obligations of states and political subdivisions		914	$26			940
Foreign governments		536	49			585
Corporate securities		35,626	1,587			37,213
RMBS		2,221	35			2,256
CMBS		831	106			937
Other asset-backed securities		776	484			1,260
Total fixed maturity securities	—	40,960	2,287	—	—	43,247
Perpetual preferred securities		69				69
Other equity securities	$31					31
Total equity securities	31	69	—	—	—	100
FVO securities		529				529

Other investments:
Trading securities	9	243				252
Other investments (2)	77	153	5			235
Other investments measured at NAV (3)						136
Total other investments carried at fair value	86	396	5	—	—	623

Derivatives:
Foreign currency and interest rate swaps		140		$140	($80)	60
Equity derivatives			226	226	(119)	107
Embedded derivatives			197	197		197
Other		1		1		1
Total derivatives	—	141	423	564	(199)	365
Separate account assets:
Separate account assets	57,070	111				57,181
Separate account assets measured at NAV (3)						245
Total separate account assets carried at fair value (4)	57,070	111	—	—	—	57,426
Total	$57,187	$42,206	$2,715	$564	($199)	$102,290
Liabilities:
Derivatives:
Foreign currency and interest rate swaps		$45		$45	($80)	($35)
Equity derivatives			$14	14	(119)	(105)
Embedded derivatives			1,654	1,654		1,654
Total	—	$45	$1,668	$1,713	($199)	$1,514

(1) Netting adjustments represent the impact of offsetting asset and liability positions held with the same counterparty as permitted by guidance for offsetting in the Codification’s Derivatives and Hedging Topic.

(2) Excludes investments accounted for under the equity and cost methods of accounting.

(3) In accordance with the Codification’s Fair Value Measurement Topic 820-10, certain investments that do not have a readily determinable fair value are measured using the net asset value (NAV) per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy.  The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated statements of financial condition.

(4) Separate account assets are measured at estimated fair value.  Investment performance related to separate account assets is offset by corresponding amounts credited to contract holders whose liability is recorded in the separate account liabilities.  Separate account liabilities are measured to equal the estimated fair value of separate account assets as prescribed by guidance in the Codification’s Financial Services – Insurance Topic for accounting and reporting of certain non traditional long-duration contracts and separate accounts.  Excluded are the separate account assets measured at NAV discussed below.

As a practical expedient to value certain investments that do not have a readily determinable fair value, the Company uses the NAV to determine the fair value.  The following table lists information regarding these investments as of December 31, 2017.

	Estimated	Redemption		Redemption	Outstanding
Asset Class	Fair Value	Frequency	Initial Lock-Up	Notice Period	Commitment
		($ In Millions)
Hedge funds	$103	Monthly - 23%	None	30 – 90 days
		Quarterly - 61%
		Semi-Annually - 2%
		Annually - 14%

Private equity funds	172	None	N/A	N/A	$468

Separate account hedge funds	279	Monthly - 29%	None to 7 years	5 – 125 days	—
		Quarterly - 60%
		Semi-Annually - 8%
		Annually - 3%

Total measured at NAV	$554				$468

ESTIMATED FAIR VALUE MEASUREMENT

The Codification’s Fair Value Measurements and Disclosures Topic defines estimated fair value as the price that would be received to sell the asset or paid to transfer the liability at the measurement date.  This “exit price” notion is a market-based measurement that requires a focus on the value that market participants would assign for an asset or liability.

The following section describes the valuation methodologies used by the Company to measure various types of financial instruments at estimated fair value and the controls that surround the valuation process.  The Company reviews its valuation methodologies and controls on an ongoing basis and assesses whether these methodologies are appropriate based on the current economic environment.

FIXED MATURITY, EQUITY, FVO AND TRADING SECURITIES

The estimated fair values of fixed maturity securities available for sale, equity securities available for sale, FVO and trading securities are determined by management after considering external pricing sources and internal valuation techniques.  For securities with sufficient trading volume, prices are obtained from third-party pricing services.  For securities that are traded infrequently, estimated fair values are determined after evaluating prices obtained from third-party pricing services and independent brokers or are valued internally using various valuation techniques.

The Company’s management analyzes and evaluates prices received from independent third parties and determines whether they are reasonable estimates of fair value.  Management’s analysis may include, but is not limited to, review of third-party pricing methodologies and inputs, analysis of recent trades, comparison to prices received from other third parties, and development of internal models utilizing observable market data of comparable securities.  The Company assesses the reasonableness of valuations received from independent brokers by considering current market dynamics and current pricing for similar securities.

For prices received from independent pricing services, the Company applies a formal process to challenge any prices received that are not considered representative of estimated fair value.  If prices received from independent pricing services are not considered reflective of market activity or representative of estimated fair value, independent non-binding broker quotations are obtained, or an internally-developed valuation is prepared.  Upon evaluation, the Company determines which source represents the best estimate of fair value.  Overrides of third-party prices to internally-developed valuations of estimated fair value did not produce material differences in the estimated fair values for the majority of the portfolio.  In the absence of such market observable activity, management’s best estimate is used.

Internal valuation techniques include matrix model pricing and internally-developed models, which incorporate observable market data, where available.  Securities priced by the matrix model are primarily comprised of private placement securities.  Matrix model pricing measures estimated fair value using cash flows, which are discounted using observable market yield curves provided by a major independent data service.  The matrix model determines the discount yield based upon significant factors that include the security’s weighted average life, rating and sector.

Where matrix model pricing is not used, estimated fair values are determined by other internally-derived valuation tools which use market-observable data if available.  Generally, this includes using an actively-traded comparable security as a benchmark for pricing.  These internal valuation methods primarily represent discounted cash flow models that incorporate significant assumptive inputs such as spreads, discount rates, default rates, severity, and prepayment speeds.  These inputs are analyzed by the Company’s portfolio managers and analysts, investment accountants and risk managers.  Internally-developed estimates may also use unobservable data, which reflect the Company’s own assumptions about the inputs market participants would use.

Most securities priced by a major independent third-party pricing service and private placement securities that use the matrix model have been classified as Level 2, as management has verified that the significant inputs used in determining their estimated fair values are market observable and appropriate.  Externally priced securities for which estimated fair value measurement inputs are not sufficiently transparent, such as securities valued based on independent broker quotations, have been classified as Level 3.  Internally valued securities, including adjusted prices received from independent third parties, where significant management assumptions have been utilized in determining estimated fair value, have been classified as Level 3.  Securities categorized as Level 1 consist primarily of investments in mutual funds.

The Company applies controls over the valuation process.  Prices are reviewed and approved by the Company’s credit analysts that have industry expertise and considerable knowledge of the issuers.  Management performs validation checks to determine the completeness and reasonableness of the pricing information, which include, but are not limited to, changes from identified pricing sources, significant or unusual price fluctuations above predetermined tolerance levels from the prior period, and back-testing of estimated fair values against prices of actual trades.  A group comprised of the Company’s investment accountants, portfolio managers and analysts and risk managers meet to discuss any unusual items above the tolerance levels that may have been identified in the pricing review process.  These unusual items are investigated, further analysis is performed and resolutions are appropriately documented.

OTHER INVESTMENTS

Other investments include non-marketable equity securities that do not have readily determinable estimated fair value.  Certain significant inputs used in determining the estimated fair value of these equities are based on management assumptions or contractual terms with another party that cannot be readily observable in the market.  These non-marketable equity securities are classified as Level 3 assets.  Also included in other investments are the securities of the 40 Act Funds, which are valued using the same methodology as described above for fixed maturity, equity, FVO and trading securities.

DERIVATIVE INSTRUMENTS

Derivative instruments are reported at estimated fair value using pricing valuation models, which utilize market data inputs or independent broker quotations or exchange prices for exchange-traded futures.  The Company calculates the estimated fair value of derivatives using market standard valuation methodologies for foreign currency and interest rate swaps and equity options. Internal models are used to value the equity total return swaps.  The derivatives are valued using mid-market inputs that are predominantly observable in the market.  Inputs include, but are not limited to, interest swap rates, foreign currency forward and spot rates, credit spreads and correlations, interest volatility, equity volatility and equity index levels.  On a monthly basis, the Company performs an analysis of derivative valuations, which includes both quantitative and qualitative analyses.  Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, analysis of the impacts of changes in the market environment, and review of changes in the market value for each derivative by both risk managers and investment accountants.  Internally calculated estimated fair values are reviewed and compared to external broker fair values for reasonableness.

All of the OTC derivatives were priced by valuation models as of December 31, 2017 and 2016.  A credit valuation analysis was performed for all derivative positions that are uncollateralized to measure the nonperformance risk that the counterparties to the transaction will be unable to perform under the contractual terms and was determined to be immaterial as of December 31, 2017.  Nonperformance risk is the Company’s market-perceived risk of its own or the counterparty’s nonperformance.

Derivative instruments classified as Level 2 primarily include foreign currency and interest rate swaps.  The derivative valuations are determined using pricing models with inputs that are observable in the market or can be derived principally from or corroborated by observable market data, primarily interest swap rates, interest rate volatility and foreign currency forward and spot rates.

Derivative instruments classified as Level 3 include complex derivatives, such as equity options and total return swaps.  Also classified in Level 3 are embedded derivatives in certain insurance and reinsurance contracts.  These derivatives are valued using pricing models, which utilize both observable and unobservable inputs, primarily interest rate volatility, equity volatility, equity index levels, nonperformance risk, and, to a lesser extent, market fees and broker quotations.  A derivative instrument containing Level 2 inputs will be classified as a Level 3 financial instrument in its entirety if it has at least one significant Level 3 input.

VARIABLE ANNUITY GLB EMBEDDED DERIVATIVES

Estimated fair values for variable annuity GLB and related reinsurance embedded derivatives are calculated based upon significant unobservable inputs using internally developed models because active, observable markets do not exist for those items.  As a result, variable annuity GLB and related reinsurance embedded derivatives are categorized as Level 3.  Below is a description of the Company’s estimated fair value methodologies for these embedded derivatives.

Estimated fair value is calculated as an aggregation of estimated fair value and additional risk margins including behavior risk margin, mortality risk margin and credit standing adjustment.  The resulting aggregation is reconciled or calibrated, if necessary, to market information that is, or may be, available to the Company, but may not be observable by other market participants.  Each of the components described below are unobservable in the market place and requires subjectivity by the Company in determining their value.

•     Behavior risk margin:  This component adds a margin that market participants would require for the risk that the Company’s assumptions about policyholder behavior used in the estimated fair value model could differ from actual experience.  This component includes assumptions about withdrawal utilization and lapse rates.

•     Mortality risk margin:  This component adds a margin in mortality assumptions, both for decrements for policyholders with GLBs, and for expected payout lifetimes in guaranteed minimum withdrawal benefits.

•     Credit standing adjustment:  This component makes an adjustment that market participants would make to reflect the chance that GLB obligations or the GLB reinsurance recoverables will not be fulfilled (nonperformance risk).

SEPARATE ACCOUNT ASSETS

Separate account assets are reported at estimated fair value as a summarized total on the consolidated statements of financial condition.  The estimated fair value of separate account assets is based on the estimated fair value of the underlying assets.  Separate account assets are primarily invested in mutual funds, but also have investments in fixed maturity securities and hedge funds.

Level 1 assets include mutual funds that are valued based on reported net asset values provided by fund managers daily and can be redeemed without restriction.  Management performs validation checks to determine the reasonableness of the pricing information, which include, but are not limited to, price fluctuations above predetermined thresholds from the prior day and validation against similar funds or indices.  Variances are investigated, further analysis is performed and resolutions are appropriately documented.

Level 2 and 3 assets include fixed maturity securities.  The pricing methodology and valuation controls are the same as those previously described in fixed maturity securities available for sale.

LEVEL 3 RECONCILIATION

The tables below present reconciliations of the beginning and ending balances of the Level 3 financial assets and liabilities, net, that have been measured at estimated fair value on a recurring basis using significant unobservable inputs.

		Total Gains or Losses		Transfers	Transfers
	January 1,	Included in	Included in	Into	Out of				December 31,
	2017	Earnings	OCI	Level 3 (1)	Level 3 (1)	Purchases	Sales	Settlements	2017
	(In Millions)
Obligations of states and political subdivisions	$26		($3)	$2				($1)	$24
Foreign governments	49		(1)	1	($18)			(3)	28
Corporate securities	1,587	$67	57	54	(512)	$534	($178)	(133)	1,476
RMBS	35		2	5	(55)	35		(7)	15
CMBS	106		(2)		(16)	13		(1)	100
Other asset-backed securities	484	1	2	29	(129)	66		(79)	374
Total fixed maturity securities	2,287	68	55	91	(730)	648	(178)	(224)	2,017

Other investments	5								5

Derivatives, net: (2)
Equity derivatives	212	488				44		(358)	386
Embedded derivatives	(1,457)	(301)	1	—	—	(311)	—	375	(1,693)
Total derivatives	(1,245)	187	1	—	—	(267)	—	17	(1,307)

Total	$1,047	$255	$56	$91	($730)	$381	($178)	($207)	$715

		Total Gains or Losses		Transfers	Transfers
	January 1,	Included in	Included in	Into	Out of				December 31,
	2016	Earnings	OCI	Level 3 (1)	Level 3 (1)	Purchases	Sales	Settlements	2016
	(In Millions)
Obligations of states and political subdivisions	$29		($3)						$26
Foreign governments	8		(1)	$45				($3)	49
Corporate securities	1,620	($10)	79	168	($317)	$284	($89)	(148)	1,587
RMBS	151	(2)	3	20	(122)	7		(22)	35
CMBS	54		(2)	1	(36)	90		(1)	106
Collateralized debt obligations	65	18	(10)		(12)	13	(73)	(1)	—
Other asset-backed securities	319	1	(3)	63	(87)	247		(56)	484
Total fixed maturity securities	2,246	7	63	297	(574)	641	(162)	(231)	2,287

Other investments	5								5

Derivatives, net: (2)
Equity derivatives	91	232						(111)	212
Embedded derivatives	(1,379)	29	(3)			(230)		126	(1,457)
Total derivatives	(1,288)	261	(3)	—	—	(230)	—	15	(1,245)

Total	$963	$268	$60	$297	($574)	$411	($162)	($216)	$1,047

(1) Transfers in and/or out are recognized at the end of each quarter.

(2) Excludes derivative net settlements of ($414) million and ($241) million for the years ended December 31, 2017 and 2016, respectively, that are recorded in net realized investment gain.  Excludes synthetic GIC policy fees of $45 million and $44 million for the years ended December 31, 2017 and 2016, respectively, that are recorded in net realized investment gain.  Excludes embedded derivative policy fees of $156 million and $161 million for the years ended December 31, 2017 and 2016, respectively, that are recorded in net realized investment gain.

During the years ended December 31, 2017 and 2016, transfers into Level 3 were primarily attributable to the decreased availability and use of market observable inputs to estimate fair value.  The transfers out of Level 3 were generally due to the use of market observable inputs in valuation methodologies, including the utilization of pricing service information.  During the years ended December 31, 2017 and 2016, the Company did not have any significant transfers between Levels 1 and 2.

Amounts included in earnings of Level 3 financial assets and liabilities are as follows:

	Net Investment Income	Net Realized Investment Gain (Loss)	OTTI	Total
Year Ended December 31, 2017:	(In Millions)
Corporate securities	$17	$55	($5)	$67
Other asset-backed securities		1		1
Total fixed maturity securities	17	56	(5)	68

Equity derivatives		488		488
Embedded derivatives		(301)		(301)
Total derivatives	—	187	—	187
Total	$17	$243	($5)	$255

		Net
	Net	Realized
	Investment	Investment
	Income	Gain (Loss)	OTTI	Total
Year Ended December 31, 2016:	(In Millions)
Corporate securities	$14	$1	($25)	($10)
RMBS			(2)	(2)
Collateralized debt obligations	4	14		18
Other asset-backed securities	1			1
Total fixed maturity securities	19	15	(27)	7

Equity derivatives		232		232
Embedded derivatives		29		29
Total derivatives	—	261	—	261
Total	$19	$276	($27)	$268

The table below represents the net amount of total gains or losses for the period, attributable to the change in unrealized gain (loss) relating to assets and liabilities classified as Level 3 that were still held at the end of the reporting period.

	Years Ended December 31,
	2017	2016
	(In Millions)
Derivatives, net: (1)
Equity derivatives	$331	$143
Embedded derivatives	(180)	33
Total derivatives	$151	$176

(1)  Amounts are recognized in net realized investment gain.

The following table presents certain quantitative information of significant unobservable inputs used in the fair value measurement for Level 3 assets and liabilities as of December 31, 2017 ($ In Millions).

	Estimated Fair Value	Predominant	Significant	Range
	Asset (Liability)	Valuation Method	Unobservable Inputs	(Weighted Average)
Obligations of states and political subdivisions	$24	Discounted cash flow	Spread (1)	419-432 (428)

Foreign governments	28	Discounted cash flow	Spread (1)	35-56 (36)

Corporate securities	1,476	Discounted cash flow	Spread (1)	22-1005 (225)
		Collateral value	Collateral value (3)	23-84 (79)
		Market pricing	Quoted prices (2)	10-103 (98)

RMBS	15	Market pricing	Quoted prices (2)	58
		Collateral value	Collateral value (3)	105

CMBS	100	Market pricing	Quoted prices (2)	92-95 (94)
		Discounted cash flow	Spread (1)	150-300 (163)
			Prepayment rate	0% - 7% (1%)
			Default rate	0%
			Severity	0%

Other asset-backed securities	374	Discounted cash flow Market pricing Cap at call price	Spread (1) Quoted prices (2) Call price	35-275 (107) 77-114 (102) 100

Other investments	5	Redemption value	Redemption value (4)	100

Equity derivatives	386	Option pricing model	Equity volatility	12% - 62% (18%)

Embedded derivatives (5)	(1,693)	Option pricing techniques	Equity volatility Mortality:	12% - 62%
			Ages 0-40	0.01% - 0.18%
			Ages 41-60	0.06% - 0.55%
			Ages 61-120	0.39% - 100%
			Mortality improvement	0% - 1.50%
			Withdrawal utilization	0% - 90%
			Lapse rates	0% - 100%
			Credit standing adjustment	0.12% - 1.32%
Total	$715

(1) Range and weighted average are presented in basis points over the benchmark interest rate curve and include adjustments attributable to illiquidity premiums, expected duration, structure and credit quality.

(2) Independent third-party quotations were used in the determination of estimated fair value.

(3) Valuation based on the Company’s share of estimated fair values of the underlying assets held in the trusts.

(4) Represents FHLB common stock that is valued at the contractual amount that will be received upon redemption.

(5) This liability consists of embedded derivatives from variable annuity GLBs, fixed indexed annuity products and life indexed account insurance products.  Since the valuation methodology for embedded derivatives uses a range of inputs that vary at the contract level over the cash flow projection period, presenting a range, rather than weighted average, is more representative of the unobservable input used in the valuation.

NONRECURRING FAIR VALUE MEASUREMENTS

Certain assets are measured at estimated fair value on a nonrecurring basis and are not included in the tables presented above.  The following table presents assets fair valued on a nonrecurring basis during the fiscal year and still held as of December 31, 2017 and 2016 (In Millions):

	December 31,
	2017		2016
	Level 2 (1)	Level 3 (2)	Level 2	Level 3
Aircraft and other related assets	$193	$16	$246	$88

(1) Included in aircraft and other related assets is $70 million measured during the year ended December 31, 2017.

(2) Included in aircraft and other related assets is $8 million measured during the year ended December 31, 2017.

AIRCRAFT AND OTHER RELATED ASSETS

The Company measures the fair value of aircraft and other related assets on a nonrecurring basis as part of the recoverability assessment.  The recoverability assessment is performed quarterly and whenever events or changes in circumstances indicate that the carrying amount of aircraft may not be recoverable.  When aircraft are held for sale, the fair value measurement is based on the estimated sales price, less selling costs (Level 2 input).  For aircraft that are held for use, the fair value measurements are based on the present value of the future cash flows (i.e., an income approach) that uses Level 3 inputs, which include contractual lease payments, projected future lease payments, projected sales prices, and the disposition value.

The Company did not have any other significant nonfinancial assets or liabilities measured at fair value on a nonrecurring basis resulting from impairments as of December 31, 2017 and 2016.  The Company has not made any significant changes in the valuation methodologies for nonfinancial assets and liabilities.

The carrying amount and estimated fair value of the Company’s financial instruments that are not carried at fair value under the Codification’s Financial Instruments Topic are as follows:

	December 31, 2017		December 31, 2016
	Carrying	Estimated	Carrying	Estimated
	Amount	Fair Value	Amount	Fair Value
	(In Millions)
Assets:
Mortgage loans	$13,558	$14,005	$12,175	$12,413
Policy loans	7,681	7,681	7,437	7,437
Other investments	217	236	192	231
Cash and cash equivalents	2,639	2,639	1,360	1,360
Restricted cash	211	211	188	188
Liabilities:
Funding agreements	166	167	243	239
Annuity and deposit liabilities	18,957	18,957	17,072	17,072
Short-term debt and revolving credit facilities	354	354	1,041	1,041
Long-term debt	9,973	10,357	8,183	8,592

The following methods and assumptions were used to estimate the fair value of these financial instruments as of December 31, 2017 and 2016:

MORTGAGE LOANS

The estimated fair value of the mortgage loan portfolio is determined by discounting the estimated future cash flows, using current rates that are applicable to similar credit quality, property type and average maturity of the composite portfolio.

POLICY LOANS

Policy loans are not separable from their associated insurance contract and bear no credit risk since they do not exceed the contract’s cash surrender value, making these assets fully secured by the cash surrender value of the contracts.  Therefore, the carrying amount of the policy loans is a reasonable approximation of their fair value.

OTHER INVESTMENTS

Included in other investments are private equity investments accounted for under the cost method of accounting.  The fair value is based on the ownership percentage of the NAV of the underlying equity of the investments.

CASH AND CASH EQUIVALENTS

The carrying amounts approximate fair values due to the short-term maturities of these instruments.

RESTRICTED CASH

The carrying amounts approximate fair values due to the short-term maturities of these instruments.

FUNDING AGREEMENTS

The estimated fair value of funding agreements is estimated using the rates currently offered for deposits of similar remaining maturities.

ANNUITY AND DEPOSIT LIABILITIES

Annuity and deposit liabilities primarily includes policyholder deposits and accumulated credited interest.  The estimated fair value of annuity and deposit liabilities approximates carrying amount based on an analysis of discounted future cash flows with maturities similar to the product portfolio liabilities.

DEBT AND REVOLVING CREDIT FACILITIES

The carrying amount of short-term debt and revolving credit facilities is a reasonable estimate of its fair value because the interest rates are variable and based on current market rates.  The estimated fair value of long-term debt is based on market quotes, except for VIE debt and non-recourse debt, for which an analysis is performed to ensure the carrying amounts are reasonable estimates of their fair values.

13.                  OTHER COMPREHENSIVE INCOME (LOSS)

The Company displays comprehensive income (loss) and its components on the consolidated statements of comprehensive income (loss) and consolidated statements of equity.  The balance of and changes in each component of AOCI attributable to the Company are as follows:

	Unrealized
	Gain (Loss) on
	Securities Available		Gain (Loss) on	Other,	Total
	for Sale, Net (1)		Derivatives	Net	AOCI
	(In Millions)
Balance, January 1, 2015	$1,292		$82	($12)	$1,362
Change in OCI before reclassifications	(1,097	) (2)	7	(8)	(1,098)
Income tax (expense) benefit	384		(4)	3	383
Amounts reclassified from AOCI	63				63
Income tax expense (benefit)	(22)				(22)
Balance, December 31, 2015	620		85	(17)	688
Change in OCI before reclassifications	336	(2)	6	(7)	335
Income tax (expense) benefit	(120)		(2)	3	(119)
Amounts reclassified from AOCI	9		(1)		8
Income tax expense	(3)				(3)
Balance, December 31, 2016	842		88	(21)	909
Change in OCI before reclassifications	734	(2)	(18)	8	724
Income tax (expense) benefit	(255)		6		(249)
Amounts reclassified from AOCI	(86)				(86)
Income tax expense	30				30
Reclassification of deferred tax effects (Note 1)	272		17	(4)	285
Balance, December 31, 2017	$1,537		$93	($17)	$1,613

(1)  See Note 5 and Note 9 for information related to DAC and future policy benefits.

(2) Includes allocation of holding gain (loss) from DAC, URR and future policy benefits of ($465) million, ($164) million and $614 million for the years ended December 31, 2017, 2016 and 2015, respectively.

RECLASSIFICATIONS FROM AOCI

The table below presents amounts reclassified from each component of AOCI and their locations on the consolidated statements of operations.  Amounts are shown gross of tax.

	Years Ended December 31,
Reclassification adjustments:	2017		2016		2015
	(In Millions)
Unrealized (gain) loss on securities available for sale, net:
Sale of securities available for sale	($95)	(1)	($25)	(1)	($18)	(1)
OTTI recognized on securities available for sale	9	(2)	34	(2)	81	(2)
Total unrealized (gain) loss on securities available for sale, net	(86)		9		63

(Gain) loss on derivatives:
Foreign currency and interest rate swaps			(2)	(1)
	(3)	(3)	(2)	(3)	(2)	(3)
	2	(4)	2	(4)	2	(4)
	1	(5)	1	(5)
Total gain on derivatives	—		(1)		—

Total amounts reclassified from AOCI	($86)		$8		$63

Location on the consolidated statements of operations:

(1) Net realized investment gain (2) OTTI (3) Net investment income (4) Interest credited to policyholder account balances

(5) Operating and other expenses

14.                  REINSURANCE

The accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risk.  The Company periodically reviews, and modifies as appropriate, the estimates and assumptions used to establish assets and liabilities relating to assumed and ceded reinsurance.  Reinsurance receivables, included in other assets, were $1,190 million and $1,195 million as of December 31, 2017 and 2016, respectively.  Reinsurance payables, included in other liabilities, were $253 million and $227 million as of December 31, 2017 and 2016, respectively.

The components of insurance premiums are as follows:

	Years Ended December 31,
	2017	2016	2015
	(In Millions)
Direct premiums	$1,502	$1,213	$1,018
Reinsurance assumed (1)	1,048	1,034	1,307
Reinsurance ceded	(409)	(392)	(392)
Insurance premiums	$2,141	$1,855	$1,933

(1) Included are $56 million, $58 million and $319 million of assumed premiums from PLRL for the years ended December 31, 2017, 2016 and 2015, respectively.

15.                  INCOME TAXES

The provision (benefit) for income taxes is as follows:

	Years Ended December 31,
	2017	2016	2015
	(In Millions)
Current	$259	$84	$36
Deferred	(643)	123	113
Provision (benefit) for income taxes	($384)	$207	$149

A reconciliation of the provision for income taxes based on the Federal corporate statutory tax rate of 35% to the provision (benefit) for income taxes is as follows:

	Years Ended December 31,
	2017	2016	2015
	(In Millions)
Provision for income taxes at the statutory rate	$342	$346	$263
Separate account dividends received deduction	(81)	(107)	(84)
Tax credits	(24)	(22)	(20)
Remeasurement of operating deferred taxes	(395)
Remeasurement of OCI deferred taxes	(285)
Transition tax on deemed repatriation	23
Tax on financial reporting basis over tax basis of foreign subsidiary	48
Other	(12)	(10)	(10)
Provision (benefit) for income taxes	($384)	$207	$149

The net deferred tax liability, included in other liabilities, is comprised of the following tax effected temporary differences:

	December 31,
	2017	2016
	(In Millions)
Deferred tax assets:
Policyholder reserves	$564	$954
Tax credit carryforwards	408	386
Investment valuation	343	495
Deferred compensation	51	79
Tax net operating loss carryforwards	3	60
Other	116	101
Total deferred tax assets	1,485	2,075

Deferred tax liabilities:
DAC	(716)	(1,133)
Partnership investments	(646)	(92)
Hedging	(365)	(494)
Depreciation	(2)	(944)
Other	(27)	(38)
Total deferred tax liabilities	(1,756)	(2,701)

Net deferred tax liability	(271)	(626)
Unrealized gain on derivatives and securities available for sale	(410)	(480)
Other adjustments	(8)	(4)
Net deferred tax liability	($689)	($1,110)

The Company has $192 million of LIHTC that expire between 2020 and 2035 and $216 million of alternative minimum tax (AMT) credits that are expected to be either fully utilized or refunded between 2018 and 2021.

The Company has $11 million of life company Federal loss carryovers that expire between 2026 and 2031.

Management has assessed that it is more likely than not that the Company’s deferred tax assets as of December 31, 2017 will be realized through projected future taxable income and the reversal of existing deferred tax liabilities listed above.

The following is a tabular reconciliation of the total amounts of unrecognized tax benefits (In Millions):

Balance as of January 1, 2015	$—
Increase - prior year positions	58
Balance as of December 31, 2015	58
Increase - prior year positions	52
Decrease - prior year positions	(58)
Balance as of December 31, 2016	52
Decrease - prior year positions	(52)
Balance as of December 31, 2017	$—

The Company identified liabilities for uncertain tax positions in 2015 and 2016 for which there is uncertainty about the timing, but not the deductibility, of tax deductions relating to aircraft depreciation and aircraft maintenance reserves.  The unrecognized tax benefits have been recorded as a reduction to the deferred tax asset for net operating loss carryforwards.

The Company filed an application for an automatic change in the method of accounting for aircraft depreciation with the Internal Revenue Service (IRS) in 2016 and adjusted its net operating loss carryover to 2017 for aircraft maintenance reserves, which reduced the liability for uncertain tax positions by $58 million during 2016 and $52 million during 2017.  The Company does not expect material changes to its unrecognized tax benefits for the twelve month period following the reporting date.

PMHC files income tax returns in U.S. Federal and various state jurisdictions.  PMHC is under continuous audit by the IRS and is audited periodically by some state taxing authorities.  The IRS is currently examining PMHC’s tax returns for the years ended December 31, 2014 and 2013.  The exam of the Federal tax returns through tax years ended December 31, 2012 has been completed and certain issues are under appeals.  The State of California is auditing tax year ended December 31, 2009.  The Company does not expect the current Federal and California audits to result in any material assessments.

During the years ended December 31, 2017, 2016 and 2015, the Company paid an insignificant amount of interest and penalties to state tax authorities.

On December 22, 2017, tax reform legislation formally known as the Act was enacted, which significantly revised the U.S. corporate income tax system.  Among other things, the Act lowered the Federal corporate income tax rate from 35% to 21%, effective January 1, 2018; implemented a territorial tax system, and imposed a transition tax on deemed repatriated earnings of foreign subsidiaries; broadened the base of taxable income, particularly with respect to the calculation of tax reserves, DAC, and the Dividends Received Deduction (DRD); and repealed the corporate AMT.

The Company has recorded the estimated effect of certain provisions of the Act in the Company’s financial statements; however, the final impact of the Act may differ from these estimates.  These differences could arise from changes in interpretations and assumptions the Company has made regarding the Act; guidance on the Act that may be issued; and/or Company actions that may occur as a result of the Act.

The SEC recently issued Staff Accounting Bulletin 118 (the Bulletin), addressing situations in which the accounting for income tax effects of the Act is still incomplete when financial statements must be issued.  On the basis of the Bulletin, the Company is treating some effects of the Act as provisional - more specifically:

•      On January 1, 2018, the Company’s U.S. Federal income tax rate fell from 35% to 21%.  The Company must recognize the effect of this rate change on its deferred tax assets and liabilities in the period when the change was enacted.  Accordingly, an income tax benefit of $680 million has been recorded for the year ended December 31, 2017, for the estimated re-measurement of the Company’s U.S. net deferred tax liabilities.  This amount may change after further analysis of the provisions of the Act and implementation of tax planning responsive to the Act.

•      The Act provides for a one-time “deemed repatriation” of accumulated foreign earnings in the year ended December 31, 2017.  The Company expects to pay U.S. Federal cash tax of $23 million on the deemed repatriation over an 8-year period, and has recorded this estimated amount as part of its provision (benefit) for income tax for the year ended December 31, 2017.

The Company is treating other effects of the Act as not yet estimated - for example, the impacts of the Global Intangible Low-Taxed Income (GILTI) and certain tax saving initiatives that could affect the Company’s deferred tax balances as of the date of enactment of the Act.

The Company is treating some effects of the Act as final - more specifically:

•      In February 2018, the FASB issued ASU 2018-02 which permits retrospective reclassification of certain tax effects from AOCI; therefore, the Company early adopted this ASU and reclassified $285 million of deferred tax benefit from AOCI to retained earnings (see the consolidated statements of equity and Notes 1 and 13).

•      The Act also repealed the corporate AMT for tax years beginning January 1, 2018, and provides that existing AMT credit carryovers are refundable beginning in 2018.  The Company has $216 million of AMT credit carryovers that are expected to be fully refunded between 2018 and 2021.

Prior to the enactment of the Act, the Company considered the earnings in its non-U.S. subsidiaries to be indefinitely reinvested; accordingly, it recorded no deferred income taxes with respect to the excess of the amount for financial reporting over the tax basis in its non-U.S. subsidiaries, including undistributed foreign earnings.  The transition tax included in the Act reduced this excess, but did not eliminate it.  As the remaining excess of the amount for financial reporting over the tax basis reverses, it may result in additional non-U.S. withholding taxes, as well as U.S. Federal and state taxes.  More specifically:

•                  As of December 31, 2017, the Company changed its prior assertion of indefinite reinvestment of earnings in Singapore, and recorded a deferred tax liability of $48 million as a provisional amount, with respect to remaining financial reporting basis over the tax basis in its Singapore subsidiary.  This amount may change after further analysis of the international provisions of the Act, completion of calculations of the earnings and profits of the Singapore subsidiary, and the implementation of tax planning responsive to the Act.

16.                SEGMENT INFORMATION

The Company has four operating segments:  Life Insurance, Retirement Solutions, Aircraft Leasing and Reinsurance.  These segments are managed separately and have been identified based on differences in products and services offered.  All other activity is included in the Corporate and Other segment.

The Life Insurance segment provides a broad range of life insurance products through multiple distribution channels operating in the affluent, broad and corporate markets.  Principal products include universal life, indexed universal life, variable universal life, hybrid Long Term Care, and term life.  Distribution channels include independent producers, financial advisory networks, independent brokerage general agencies, wirehouses, e-tailers and M Financial, an association of independently owned and operated insurance and financial producers.

The Retirement Solutions segment’s principal products include variable and fixed annuity products, mutual funds, and structured settlement and group retirement annuities, which are offered through multiple distribution channels.  Distribution channels include independent planners, regional broker-dealers, wirehouses and financial institution distributors.

The Aircraft Leasing segment offers aircraft leasing to the airline industry throughout the world and provides brokerage and asset management services to other third-parties.

The Reinsurance segment primarily includes the domestic retrocession business, which assumes mortality risks from other life reinsurers.  Additionally, retrocession agreements related to non-traditional longevity reinsurance are assumed from PLRL.  The international retrocession business serves clients primarily in Canada, Europe and Asia.

The Corporate and Other segment consists of assets, liabilities and activities, which support the Company’s operating segments.  Included in these support activities is the management of investments, the Company’s financing activities (including the issuance of long-term and short-term debt), and other expenses and other assets not directly attributable to the operating segments.  The Corporate and Other segment also includes operations that do not qualify as operating segments and the elimination of intersegment transactions.

The Company uses the same accounting policies and procedures to measure segment net income (loss) and assets as it uses to measure its consolidated net income (loss) and assets.  Net investment income and net realized investment gain are allocated based on invested assets purchased and held as is required for transacting the business of that segment.  Overhead expenses are allocated based on services provided.  Interest expense is allocated based on the short-term borrowing needs of the segment and is included in net investment income.  The provision (benefit) for income taxes is allocated based on each segment’s actual tax provision (benefit).

Certain segments are allocated equity based on formulas determined by management and receive a fixed interest rate of return on interdivision debentures supporting the allocated equity.  The debenture amount is reflected as investment expense in net investment income in the Corporate and Other segment and as net investment income in the operating segments.

The Company generates the majority of its revenues and net income from customers located in the U.S.  As of December 31, 2017 and 2016, the Company had foreign investments with an estimated fair value of $12.7 billion and $11.4 billion, respectively.  Aircraft leased to foreign customers were $6.6 billion and $6.9 billion as of December 31, 2017 and 2016, respectively.  Revenues derived from any customer did not exceed 10% of consolidated total revenues for the years ended December 31, 2017, 2016 and 2015.

The following is segment information as of and for the year ended December 31, 2017:

	Life	Retirement	Aircraft		Corporate
	Insurance	Solutions	Leasing	Reinsurance	and Other	Total
REVENUES	(In Millions)
Policy fees and insurance premiums	$1,110	$2,246	$—	$991	$—	$4,347
Net investment income	1,201	1,385	$5	33	$216	2,840
Net realized investment gain (loss)	14	(89)	(5)	8	120	48
OTTI	(3)	(6)	—	—	(2)	(11)
Investment advisory fees	27	262	—	—	11	300
Aircraft leasing revenue	—	—	898	—	—	898
Other income	39	191	52	30	2	314
Total revenues	2,388	3,989	950	1,062	347	8,736

BENEFITS AND EXPENSES
Policy benefits	668	1,881	—	914	—	3,463
Interest credited	915	460	—	—	8	1,383
Commission expenses	188	557	—	24	—	769
Operating expenses	418	467	261	33	122	1,301
Depreciation of aircraft	—	—	322	—	—	322
Interest expense	12	—	221	—	289	522
Total benefits and expenses	2,201	3,365	804	971	419	7,760

Income (loss) before provision (benefit) for income taxes	187	624	146	91	(72)	976
Provision (benefit) for income taxes	(59)	(68)	(225)	7	(39)	(384)

Net income (loss)	246	692	371	84	(33)	1,360
Less: net income attributable to noncontrolling interests	—	—	(1)	—	(5)	(6)
Net income (loss) attributable to the Company	$246	$692	$370	$84	($38)	$1,354

Total assets	$44,410	$90,616	$9,798	$1,761	$8,313	$154,898
DAC	1,630	3,016	—	47	—	4,693
Separate account assets	8,242	53,214	—	—	—	61,456
Policyholder and contract liabilities	32,490	31,949	—	1,055	166	65,660
Separate account liabilities	8,242	53,214	—	—	—	61,456

The following is segment information as of and for the year ended December 31, 2016:

	Life	Retirement	Aircraft		Corporate
	Insurance	Solutions	Leasing	Reinsurance	and Other	Total
REVENUES	(In Millions)
Policy fees and insurance premiums	$1,196	$1,937	$—	$975	$—	$4,108
Net investment income	1,146	1,267	$3	36	$135	2,587
Net realized investment gain (loss)	—	(58)	(4)	22	150	110
OTTI	(18)	(8)	—	—	(16)	(42)
Investment advisory fees	25	262	—	—	7	294
Aircraft leasing revenue	—	—	1,018	—	—	1,018
Other income	32	209	48	90	—	379
Total revenues	2,381	3,609	1,065	1,123	276	8,454

BENEFITS AND EXPENSES
Policy benefits	729	1,596	—	857	—	3,182
Interest credited	878	417	—	—	11	1,306
Commission expenses	294	634	—	25	—	953
Operating expenses	388	461	274	35	104	1,262
Depreciation of aircraft	—	—	331	—	—	331
Interest expense	10	—	233	1	186	430
Total benefits and expenses	2,299	3,108	838	918	301	7,464

Income (loss) before provision (benefit) for income taxes	82	501	227	205	(25)	990
Provision (benefit) for income taxes	9	59	89	72	(22)	207

Net income (loss)	73	442	138	133	(3)	783
Less: net income attributable to noncontrolling interests	—	—	—	—	(26)	(26)
Net income (loss) attributable to the Company	$73	$442	$138	$133	($29)	$757

Total assets	$40,733	$83,933	$9,070	$1,838	$5,470	$141,044
DAC	1,393	3,063	—	53	—	4,509
Separate account assets	7,313	50,113	—	—	—	57,426
Policyholder and contract liabilities	30,288	28,550	—	988	243	60,069
Separate account liabilities	7,313	50,113	—	—	—	57,426

The following is segment information for the year ended December 31, 2015:

	Life	Retirement	Aircraft		Corporate
	Insurance	Solutions	Leasing	Reinsurance	and Other	Total
REVENUES	(In Millions)
Policy fees and insurance premiums	$1,206	$1,734	$—	$1,239	$—	$4,179
Net investment income	1,133	1,201	$1	25	$197	2,557
Net realized investment gain	17	186	1	—	30	234
OTTI	(58)	(27)	—	—	(11)	(96)
Investment advisory fees	27	296	—	—	30	353
Aircraft leasing revenue	—	—	833	—	—	833
Other income	21	207	23	17	(8)	260
Total revenues	2,346	3,597	858	1,281	238	8,320

BENEFITS AND EXPENSES
Policy benefits	667	1,404	—	1,178	—	3,249
Interest credited	852	383	—	—	15	1,250
Commission expenses	345	831	—	24	—	1,200
Operating expenses	356	463	141	28	126	1,114
Depreciation of aircraft	—	—	342	—	—	342
Interest expense	7	—	231	—	176	414
Total benefits and expenses	2,227	3,081	714	1,230	317	7,569

Income (loss) before provision (benefit) for income taxes	119	516	144	51	(79)	751
Provision (benefit) for income taxes	30	89	37	18	(25)	149

Net income (loss)	89	427	107	33	(54)	602
Less: net loss attributable to noncontrolling interests	—	—	—	—	2	2
Net income (loss) attributable to the Company	$89	$427	$107	$33	($52)	$604

17.                TRANSACTIONS WITH RELATED PARTIES

PLFA serves as the investment adviser for the Pacific Select Fund and the Pacific Funds Series Trust.  Investment advisory and other fees are based primarily upon the NAV of the underlying portfolios.  These fees, included in investment advisory fees and other income, amounted to $342 million, $339 million and $378 million for the years ended December 31, 2017, 2016 and 2015, respectively.  In addition, Pacific Life and PLFA provide certain support services to the Pacific Select Fund and the Pacific Funds Series Trust based on an allocation of actual costs.  These fees amounted to $16 million, $17 million and $14 million for the years ended December 31, 2017, 2016 and 2015, respectively.

Additionally, the Pacific Select Fund and Pacific Funds Series Trust have service and other plans whereby the funds pay Pacific Select Distributors, LLC (PSD), a wholly owned broker-dealer subsidiary of Pacific Life, as distributor of the funds, a service fee in connection with services rendered to or procured for shareholders of the fund or their variable annuity and life insurance contract owners.  These services may include, but are not limited to, payment of compensation to broker-dealers, including PSD itself, and other financial institutions and organizations, which assist in providing any of the services.  For the years ended December 31, 2017, 2016 and 2015, PSD received $116 million, $115 million and $130 million, respectively, in service and other fees from the Pacific Select Fund and Pacific Funds Series Trust, which are recorded in other income.

Pacific Life and PL&A’s structured settlement transactions are typically designed such that an affiliated assignment company assumes settlement obligations from external parties in exchange for consideration.  The affiliated assignment company then funds the assumed settlement obligations by purchasing annuity contracts from Pacific Life and PL&A.  Consequently, substantially all of the Pacific Life and PL&A’s structured settlement annuities are sold to an affiliated assignment company.  Included in the liability for future policy benefits are contracts with the affiliated assignment company with contract values of $3.6 billion and $3.2 billion as of December 31, 2017 and 2016, respectively.  In addition, included in the liability for policyholder account balances are contracts with the affiliated assignment company of $2.8 billion and $2.3 billion as of December 31, 2017 and 2016, respectively.  Related to these contracts, Pacific Life and PL&A received $475 million, $361 million and $298 million of insurance premiums and paid $210 million, $190 million and $164 million of policy benefits for the years ended December 31, 2017, 2016 and 2015, respectively.

ACG has derivative swap contracts with Pacific LifeCorp as the counterparty.  The notional amounts total $562 million and $716 million as of December 31, 2017 and 2016, respectively.  The estimated fair values of the derivatives were net liabilities of $5 million and $16 million as of December 31, 2017 and 2016, respectively.

18.                 COMMITMENTS AND CONTINGENCIES

COMMITMENTS

The Company has outstanding commitments that may be funded to make investments primarily in fixed maturity securities, mortgage loans, limited partnerships and other investments, as follows (In Millions):

			Fixed Maturity
		Limited	Securities and
Years Ending December 31:	Mortgage Loans	Partnerships	Other Investments	Total
2018	$505	$300	$565	$1,370
2019	412	169	6	587
2020	278	132	—	410
2021	101	123	—	224
2022	65	105	—	170
Thereafter		133	2	135
Total	$1,361	$962	$573	$2,896

The Company leases office facilities under various operating leases, which in most, but not all cases, are noncancelable.  Rent expense, which is included in operating and other expenses, in connection with these leases was $9 million, $8 million and $8 million for the years ended December 31, 2017, 2016 and 2015, respectively.  Aggregate minimum future office lease commitments are as follows (In Millions):

Years Ending December 31:
2018	$10
2019 through 2022	28
2023 and thereafter	25
Total	$63

As of December 31, 2017, ACG had commitments to purchase aircraft scheduled for delivery through 2022.  All of these commitments arise from fixed price purchase agreements with Boeing, Airbus and other third parties, and include adjustments for inflation.  As of December 31, 2017, the aggregate estimated total remaining payments (including adjustments for certain contractual escalation provisions) are due as follows (In Millions):

Years Ending December 31:
2018	$1,563
2019	1,857
2020	1,763
2021	1,945
2022	887
Total	$8,015

As of December 31, 2017, deposits related to these agreements totaled $1,073 million and are included in other assets.

Pacific Life entered into agreements with PLRL and Pacific Life Re (Australia) Pty Limited (PLRA), a wholly owned indirect subsidiary of Pacific LifeCorp, to guarantee the performance of reinsurance obligations of PLRL and PLRA.  These guarantees are secondary to the guarantees provided by Pacific LifeCorp and would only be triggered in the event of nonperformance by both PLRL or PLRA and Pacific LifeCorp.  Management believes that additional obligations, if any, related to the guarantee agreements are not likely to have a material adverse effect on the Company’s consolidated financial statements.

Pacific Life has an agreement with PLRC to guarantee the performance of reinsurance obligations of PLRC.  Management believes that additional obligations, if any, related to the guarantee agreement are not likely to have a material adverse effect on the Company’s consolidated financial statements.

Pacific Life has a commitment to provide funds, on Pacific LifeCorp’s behalf, of up to 100 million pound sterling to PLRL.  This commitment is secondary to Pacific LifeCorp and is contingent on the nonperformance by Pacific LifeCorp.  Management believes that additional obligations, if any, related to this commitment are not likely to have a material adverse effect on the Company’s consolidated financial statements.

CONTINGENCIES - LITIGATION

The Company is a respondent in a number of legal proceedings, some of which involve allegations for extra-contractual damages.  Although the Company is confident of its position in these matters, success is not a certainty and a judge or jury could rule against the Company.  In the opinion of management, the outcome of such proceedings is not likely to have a material adverse effect on the Company’s consolidated financial statements.  The Company believes adequate provision has been made in its consolidated financial statements for all probable and reasonably estimable losses for litigation claims against the Company.

CONTINGENCIES - IRS REVENUE RULING

In 2007, the IRS issued Rev. Rul. 2007-54, interpreting then-current tax law regarding the computation of the DRD.  Later in 2007, the IRS issued Revenue Ruling 2007-61, suspending Rev. Rul. 2007-54 and indicating that the IRS would re-address this issue in a future regulation project.  In 2014, the IRS issued Rev. Rul. 2014-7, stating that it would not address this issue through regulation, but instead would defer to legislative action.  Rev. Rul. 2014-7 also expressly superseded Rev. Rul. 2007-54, and declared Rev. Rul. 2007-61 obsolete.  With the enactment of the Act (Notes 1 and 15), DRD computations have been modified effective January 1, 2018.  Therefore, the Company does not expect that any of the rulings described above will affect DRD computations in the future.  However, in open tax years before 2018, the Company could still lose a substantial portion of its DRD claims, which could in turn have a material adverse effect on the Company’s consolidated financial statements.

CONTINGENCIES - OTHER

In the course of its business, the Company provides certain indemnifications related to dispositions, acquisitions, investments, lease agreements or other transactions that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company.  These obligations are typically subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation.  Because the amounts of these types of indemnifications often are not explicitly stated, the overall maximum amount of the obligation under such indemnifications cannot be reasonably estimated.  The Company has not historically made material payments for these types of indemnifications.  The estimated maximum potential amount of future payments under these obligations is not determinable due to the lack of a stated maximum liability for certain matters.  Management believes that judgments, if any, against the Company related to such matters and the Company’s estimate of reasonably possible losses exceeding amounts already recognized on an aggregated basis is immaterial and are not likely to have a material adverse effect on the Company’s consolidated financial statements.

Most of the jurisdictions in which the Company is admitted to transact business require life insurance companies to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by insolvent life insurance companies.  These associations levy assessments, up to prescribed limits, on all member companies in a particular state based on the proportionate share of premiums written by member companies in the lines of business in which the insolvent insurer operated.  The Company has not received notification of any insolvency that is expected to result in a material guaranty fund assessment.

In connection with the operations of certain subsidiaries, the Company has made commitments to provide for additional capital funding as may be required.

See Note 2 for discussion of contingencies related to reinsurance of statutory reserves to affiliates.

See Note 8 for discussion of contingencies related to derivative instruments.

See Note 15 for discussion of other contingencies related to income taxes.

PACIFIC SELECT EXEC SEPARATE ACCOUNT

PART C: OTHER INFORMATION

Item 26. Exhibits

(1)	(a)

Resolution of the Board of Directors of the Depositor dated November 22, 1989 and copies of the Memoranda concerning Pacific Select Exec Separate Account dated May 12, 1988 and January 26, 1993; Filed as part of Registration Statement on Form N-6 via EDGAR on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869.

(b)

Resolution of the Board of Directors of Pacific Life Insurance Company authorizing conformity to the terms of the current Bylaws; Filed as part of Registration Statement on Form N-6 via EDGAR on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869.

(2)	Inapplicable

(3)	(a)

Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company and Pacific Select Distributors, Inc. (PSD); Filed as part of the Registration Statement on Form N-6 via EDGAR on May 27, 2011, File No. 333-172851, Accession Number 0000950123-11-054590.

(b)

Form of Selling Agreement Between Pacific Mutual Distributors, Inc. and Various Broker-Dealers; Filed as part of Registration Statement on Form N-6 via EDGAR on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869.

(c)

Distribution Agreement Between Pacific Select Distributors, Inc. and T. Rowe Price Investment Services, Inc.; Filed as part of Post-Effective Amendment No. 34 to the Registration Statement on Form N-6 via EDGAR on April 19, 2005, File No. 033-21754, Accession Number 0000892569-05-000254.

(d)

Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company and Pacific Select Distributors, LLC (PSD) (Amended and Restated); Included in Registrant’s Form N-6, File No. 333-153027, Accession No. 0001104659-17-024866 filed April 20, 2017, and incorporated by reference herein.

(4)	(a)	Flexible Premium Variable Life Insurance Policy; Filed as part of the Registration Statement on Form N-6 via EDGAR on August 14, 2008, File No. 333-153027, Accession Number 0000892569-08-001138.

	(b)	Accelerated Living Benefit Rider (form R92-ABR); Filed as part of Registration Statement on Form N-6 via EDGAR on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869.

	(c)	Policy Split Option Rider (form R03PSO); Filed as part of Registration Statement on Form N-6 via EDGAR on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869.

(d)

Annual Renewable Term Rider — Individual (form R07ARI); Filed as part of the Registration Statement on Form N-6 via EDGAR on August 14, 2008, File No. 333-153027, Accession Number 0000892569-08-001138.

(e)

Annual Renewable Term Rider — Last Survivor (form 07ARL); Filed as part of the Registration Statement on Form N-6 via EDGAR on August 14, 2008, File No. 333-153027, Accession Number 0000892569-08-001138.

(f)

Surrender Value Enhancement Rider — Last Survivor (form R07SEL); Filed as part of the Registration Statement on Form N-6 via EDGAR on August 14, 2008, File No. 333-153027, Accession Number 0000892569-08-001138.

	(g)	Short Term No Lapse Guarantee Rider (form R02NL5); Filed as part of the Registration Statement on Form N-6 via EDGAR on April 22, 2009, File No. 333-153027, Accession Number 0000892569-09-

000469.

	(h)	Enhanced Policy Split Option Rider (form R03ESO); Filed as part of Registration Statement on Form N-6 via EDGAR on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869.

	(i)	Estate Preservation Rider (form R07EPR); Filed as part of the Registration Statement on Form N-6 via EDGAR on August 14, 2008, File No. 333-153027, Accession Number 0000892569-08-001138.

(j)

Flexible Premium Variable Universal Life Insurance Policy (ICC13 P13MS3); Filed as part of Registration Statement on Form N-6 via EDGAR on February 7, 2014, File No. 333-153027, Accession Number 0001193125-14-040524.

	(k)	Annual Renewal Term Rider — Individual (ICC13 R13ARI); Filed as part of Registration Statement on Form N-6 via EDGAR on February 7, 2014, File No. 333-153027, Accession Number 0001193125-14-040524.

(l)

Annual Renewable Term Rider — Last Survivor (ICC13 R13ARL); Filed as part of Registration Statement on Form N-6 via EDGAR on February 7, 2014, File No. 333-153027, Accession Number 0001193125-14-040524.

(m)

Accelerated Death Benefit Rider For Chronic Illness — Last Survivor (ICC13 R13CIS); Filed as part of Registration Statement on Form N-6 via EDGAR on February 7, 2014, File No. 333-153027, Accession Number 0001193125-14-040524.

	(n)	Conversion Rider (ICC13 R13CON); Filed as part of Registration Statement on Form N-6 via EDGAR on February 7, 2014, File No. 333-153027, Accession Number 0001193125-14-040524.

	(o)	Estate Preservation Rider (ICC13 R13EPR); Filed as part of Registration Statement on Form N-6 via EDGAR on February 7, 2014, File No. 333-153027, Accession Number 0001193125-14-040524.

(p)

SVER Term Insurance Rider — Last Survivor (ICC13 R13SVRL); Filed as part of Registration Statement on Form N-6 via EDGAR on February 7, 2014, File No. 333-153027, Accession Number 0001193125-14-040524.

(q)

Accelerated Death Benefit Rider For Terminal Illness —Last Survivor (ICC13 R13TIS); Filed as part of Registration Statement on Form N-6 via EDGAR on February 7, 2014, File No. 333-153027, Accession Number 0001193125-14-040524.

	(r)	Varying Increase Rider —Last Survivor (ICC13 R13VRS); Filed as part of Registration Statement on Form N-6 via EDGAR on February 7, 2014, File No. 333-153027, Accession Number 0001193125-14-040524.

	(s)	Enhanced Policy Split Option Rider (form R17ESO); Included in Registrant’s Form N-6, File No. 333-153027, Accession No. 0001104659-17-024866 filed April 20, 2017, and incorporated by reference herein.

(5)

Application for Flexible Premium Variable Life Insurance Policy & General Questionnaire; Filed as part of Registration Statement on Form N-6 via EDGAR on April 4, 2008, File No. 333-150092, Accession Number 0000892569-08-000513.

(6)	(a)	Bylaws of Pacific Life Insurance Company; Filed as part of Registration Statement on Form N-6 via EDGAR on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869.

(b)

Articles of Incorporation of Pacific Life Insurance Company; Filed as part of Registration Statement on Form N-6 via EDGAR on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869.

	(c)	Restated Articles of Incorporation of Pacific Life Insurance Company; Filed as part of Post-Effective Amendment No. 5 to the Registration Statement on Form N-6 via EDGAR on December 6, 2005, File

No. 333-118913, Accession Number 0000892569-05-001150.

(d)

Bylaws of Pacific Life Insurance Company As Amended Effective September 1, 2005; Filed as part of Post-Effective Amendment No. 5 to the Registration Statement on Form N-6 via EDGAR on December 6, 2005, File No. 333-118913, Accession Number 0000892569-05-001150.

(7)		Form of Reinsurance Contract; Filed as part of Registration Statement on Form N-6 via EDGAR on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869.

(8)	(a)

Participation Agreement between Pacific Life Insurance Company and Pacific Select Fund; Filed as part of Registration Statement on Form N-6 via EDGAR on September 10, 2004, File No. 333-118913, Accession Number 0000892569-04-000869.

(b)

Participation Agreement with Fidelity Variable Insurance Products (Variable Insurance Products Funds, Variable Insurance Products Fund II, Variable Insurance Products Fund III); Filed as part of Post-Effective Amendment No. 2 to the Registration Statement on Form N-6 via EDGAR on February 10, 2005, File No. 333-118913, Accession Number 0000892569-05-000054.

(c)

Service Contract with Fidelity Distributors Corporation; Filed as part of Post-Effective Amendment No. 2 to the Registration Statement on Form N-6 via EDGAR on February 10, 2005, File No. 333-118913, Accession Number 0000892569-05-000054.

(d)

Participation Agreement with Blackrock Variable Series Fund, Inc. (formerly called Merrill Lynch Variable Series Fund, Inc.); Filed as part of Post-Effective Amendment No. 34 to the Registration Statement on Form N-6 via EDGAR on April 19, 2005, File No. 033-21754, Accession Number 0000892569-05-000254.

		(1)	First Amendment to Participation Agreement; Filed as part of Registration Statement on Form N-4 via EDGAR on October 15, 2013, File No. 333-60833, Accession Number 0001193125-13-399328.

		(2)	Second Amendment to Participation Agreement; Filed as part of Registration Statement on Form N-4 via EDGAR on October 15, 2013, File No. 333-60833, Accession Number 0001193125-13-399328.

		(3)	Third Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-10-035855, filed on April 19, 2010, and incorporated by reference herein.

		(4)	Fourth Amendment to Participation Agreement; Filed as part of Registration Statement on Form N-4 via EDGAR on October 15, 2013, File No. 333-60833, Accession Number 0001193125-13-399328.

		(5)	Fifth Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein.

(e)

Administrative Services Agreement with Blackrock Distributors, Inc. (formerly called FAM Distributors, Inc.); Filed as part of Post-Effective Amendment No. 2 to the Registration Statement on Form N-6 via EDGAR on February 10, 2005, File No. 333-118913, Accession Number 0000892569-05-000054.

(1)

First Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-60833, Accession No. 0000950123-10-035855, filed on April 19, 2010, and incorporated by reference herein.

(2)

Second Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein.

(3)

Third Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein.

(4)

Fourth Amendment to Administrative Services Agreement; Included in Registrant’s Form N-6, File No. 333-153027, Accession No. 0001193125-15-134894 filed April 17, 2015, and incorporated by reference herein.

(f)

Participation Agreement with T. Rowe Price Equity Series, Inc.; Filed as part of Post-Effective Amendment No. 34 to the Registration Statement on Form N-6 via EDGAR on April 19, 2005, File No. 033-21754, Accession Number 0000892569-05-000254.

	(1)	First Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on May 30, 2013, File No. 333-152224, Accession Number 0001193125-13-240969.

(g)

Administrative Services Agreement with T. Rowe Price Associates, Inc.; Filed as part of Post-Effective Amendment No. 34 to the Registration Statement on Form N-6 via EDGAR on April 19, 2005, File No. 033-21754, Accession Number 0000892569-05-000254.

(h)

Participation Agreement with Van Eck Worldwide Insurance Trust; Filed as part of Post-Effective Amendment No. 34 to the Registration Statement on Form N-6 via EDGAR on April 19, 2005, File No. 033-21754, Accession Number 0000892569-05-000254.

(i)

Service Agreement with Van Eck Securities Corporation; Filed as part of Post-Effective Amendment No. 2 to the Registration Statement on Form N-6 via EDGAR on February 10, 2005, File No. 333-118913, Accession Number 0000892569-05-000054.

(j)

Participation Agreement between Pacific Life, PSD, American Funds Insurance Series, American Funds Distributors and Capital Research And Management Company; Filed as part of Post-Effective Amendment No. 34 to the Registration Statement on Form N-6 via EDGAR on April 19, 2005, File No. 033-21754, Accession Number 0000892569-05-000254.

(k)

Participation Agreement with Janus Aspen Series; Filed as part of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on April 16, 2007, File No. 333-118913, Accession Number 000892569-07-000444.

	(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-12-502964 filed on December 14, 2012 and incorporated by reference herein.

	(2)	Second Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-153027, Accession No. 0001193125-15-134894 filed April 17, 2015, and incorporated by reference herein.

(l)

Distribution and Shareholder Service Agreement with Janus Capital Management LLC; Filed as part of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on April 16, 2007, File No. 333-118913, Accession Number 000892569-07-000444.

(1)

First Amendment to Distribution and Shareholder Service; Included in Registrant’s Form N-6, File No. 333-153027, Accession No. 0001104659-17-024866 filed April 20, 2017, and incorporated by reference herein.

(m)

Administrative Services Agreement with Janus Distributors LLC; Filed as part of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on April 16, 2007, File No. 333-118913, Accession Number 000892569-07-000444.

(n)

Participation Agreement with Lazard Retirement Series, Inc.; Filed as part of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on April 16, 2007, File No. 333-118913, Accession Number 000892569-07-000444.

	(1)	First Amendment to Fund Participation Agreement; Filed as part of the Registration Statement on Form N-6 on April 14, 2014, File No. 333-150092, Accession Number 0001193125-14-142437.

(o)

Servicing Agreement with Lazard Asset Management Securities LLC; Filed as part of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on April 16, 2007, File No. 333-118913, Accession Number 000892569-07-000444.

	(1)	First Amendment to Servicing Agreement; Filed as part of the Registration Statement on Form N-6 on April 14, 2014, File No. 333-150092, Accession Number 0001193125-14-142437.

(p)

Participation Agreement with Legg Mason Partners III; Filed as part of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on April 16, 2007, File No. 333-118913, Accession Number 000892569-07-000444.

	(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-153027, Accession No. 0001193125-15-134894 filed April 17, 2015, and incorporated by reference herein.

	(2)	Second Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-153027, Accession No. 0001193125-15-134894 filed April 17, 2015, and incorporated by reference herein.

	(3)	Third Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-153027, Accession No. 0001104659-17-024866 filed April 20, 2017, and incorporated by reference herein.

(q)

Service Agreement with Legg Mason Investor Services, LLC; Filed as part of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on April 16, 2007, File No. 333-118913, Accession Number 000892569-07-000444.

	(1)	First Amendment to Service Agreement; Included in Registrant’s Form N-6, File No. 333-153027, Accession No. 0001193125-15-134894 filed April 17, 2015, and incorporated by reference herein.

	(2)	Second Amendment to Service Agreement; Included in Registrant’s Form N-6, File No. 333-153027, Accession No. 0001193125-15-134894 filed April 17, 2015, and incorporated by reference herein.

(3)

Third Amendment to Service Agreement; Included in Registration Statement on Form N-6, File No. 333-153027, Accession No. 0001193125-15-304369 filed on August 27, 2015 and incorporated by reference herein.

(r)

Participation Agreement with MFS Variable Insurance Trust; Filed as part of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on April 16, 2007, File No. 333-118913, Accession Number 000892569-07-000444.

	(1)	First Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 18, 2011, File No. 333-153027, Accession Number 0000950123-11-036404.

	(2)	Second Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 18, 2011, File No. 333-153027, Accession Number 0000950123-11-036404.

	(3)	Third Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-153027, Accession No. 0001193125-15-134894 filed April 17, 2015, and incorporated by reference herein.

(s)	(1)

Service Agreement with Massachusetts Financial Services Company; Filed as part of Post-Effective Amendment No. 9 to the Registration Statement on Form N-6 via EDGAR on April 16, 2007, File No. 333-118913, Accession Number 000892569-07-000444

(2)

Service Agreement with Massachusetts Financial Services Company; Included in Registrant’s Form N-6, File No. 333-153027, Accession No. 0001193125-15-134894 filed April 17, 2015, and incorporated by reference herein.

(3)

Service Agreement with Massachusetts Financial Services Company; Included in Registrant’s Form N-6, File No. 333-153027, Accession No. 0001104659-17-024866 filed April 20, 2017, and incorporated by reference herein.

(t)

Participation Agreement with GE Investments Funds, Inc.; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 21, 2010, File No. 333-153027, Accession Number 0000950123-10-036590.

	(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0000950123-10-035827 filed on April 19, 2010 and incorporated by reference herein.

	(2)	Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein.

	(3)	Third Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein.

(u)	Service Agreement with GE Investments Funds, Inc.; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 21, 2010, File No. 333-153027, Accession Number 0000950123-10-036590.

(1) First Amendment to Investor Services Agreement; Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0000950123-10-035827 filed on April 19, 2010 and incorporated by reference herein.

	(2)	Second Amendment to Investor Services Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein.

(v)

Participation Agreement with Franklin Templeton Variable Insurance Products Trust; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 21, 2010, File No. 333-153027, Accession Number 0000950123-10-036590.

	(1)	First Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 21, 2010, File No. 333-153027, Accession Number 0000950123-10-036590.

	(2)	Addendum to Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 18, 2011, File No. 333-153027, Accession Number 0000950123-11-036404.

	(3)	Second Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 on April 14, 2014, File No. 333-150092, Accession Number 0001193125-14-142437.

	(4)	Third Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein.

	(5)	Fourth Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-153027, Accession No. 0001193125-15-134894 filed April 17, 2015, and incorporated by reference herein.

(w)

Administrative Services Agreement with Franklin Templeton Service, LLC; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 21, 2010, File No. 333-153027, Accession Number 0000950123-10-036590.

	(1)	First Amendment to Administrative Services Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 21, 2010, File No. 333-153027, Accession Number 0000950123-10-036590.

	(2)	Second Amendment to Administrative Agreement; Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0001193125-12-502912 filed on December 14, 2012 and incorporated by reference herein.

	(3)	Third Amendment to Administrative Agreement; Included in Registrant’s Form N-4, File No. 033-88458, Accession No. 0001193125-12-502912 filed on December 14, 2012 and incorporated by reference herein.

(4)

Fourth Amendment to Administrative Services Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein.

(5)

Fifth Amendment to Administrative Services Agreement; Included in Registrant’s Form N-6, File No. 333-153027, Accession No. 0001193125-15-134894 filed April 17, 2015, and incorporated by reference herein.

(x)	(1)

Form of Amendment to Fidelity Distributors Corporation Participation Agreement; Filed as Exhibit 8(y) as part of Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 via EDGAR on September 28, 2007, File No. 333-118913, Accession Number 0000892569-07-001219.

(2)

Form of Second Amendment to Fidelity Distributors Corporation Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 23, 2012, File No.333-153027, Accession Number 0000950123-12-006369.

(y)

Form of Amendment to Fidelity Investments Institutional Operations Company, Inc. Service Agreement; Filed as Exhibit 8(z) as part of Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 via EDGAR on September 28, 2007, File No. 333-118913, Accession Number 0000892569-07-001219.

(z)

Form of Amendment to Fidelity Distributors Corporation Service Contract; Filed as Exhibit 8(aa) as part of Post-Effective Amendment No. 11 to the Registration Statement on Form N-6 via EDGAR on September 28, 2007, File No. 333-118913, Accession Number 0000892569-07-001219.

(aa)

Participation Agreement between Pacific Life Insurance Company, Pacific Life & Annuity and M Fund; Filed as part of the Registration Statement on Form N-6 via EDGAR on July 9, 2008, File No. 333-152224, Accession Number 0000892569-08-000978.

	(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-153027, Accession No. 0001193125-15-134894 filed April 17, 2015, and incorporated by reference herein.

(bb)

Distribution and Services Agreement (Amended and Restated) with GE Investment Distributors, Inc.; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 21, 2010, File No. 333-153027, Accession Number 0000950123-10-036590.

(cc)	Lord Abbett Series Fund, Inc. Fund Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on September 17, 2010, File No. 333-153027, Accession Number

0000950123-10-086787.

(dd)	Lord Abbett Series Fund, Inc. Service Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on September 17, 2010, File No. 333-153027, Accession Number 0000950123-10-086787.

(ee)

Lord Abbett Series Fund, Inc. Administrative Services Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on September 17, 2010, File No. 333-153027, Accession Number 0000950123-10-086787.

(ff)

Royce Fund Services, Inc. Fund Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on September 17, 2010, File No. 333-153027, Accession Number 0000950123-10-086787.

(gg)	Royce Fund Services, Inc. Service Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on September 17, 2010, File No. 333-153027, Accession Number 0000950123-10-086787.

(hh)

Participation Agreement with PIMCO Variable Insurance Trust; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 18, 2011, File No. 333-153027, Accession Number 0000950123-11-036404.

	(1)	First Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 18, 2011, File No. 333-153027, Accession Number 0000950123-11-036404.

	(2)	Second Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 18, 2011, File No. 333-153027, Accession Number 0000950123-11-036404.

(ii)	Services Agreement with PIMCO LLC; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 18, 2011, File No. 333-153027, Accession Number 0000950123-11-036404.

	(1)	First Amendment to Services Agreement; Included in Registrant’s Form N-4, File No. 333-168284, Accession No. 0001193125-12-503027 filed on December 14, 2012, and incorporated by reference herein.

	(2)	Second Amendment to Services Agreement; Included in Registrant’s Form N-4, File No. 333-168284, Accession No. 0001193125-14-147263 filed on April 17, 2014, and incorporated by reference herein.

	(3)	Third Amendment to Services Agreement

(jj)

Selling Agreement with Allianz Global Investors Distributors LLC; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 18, 2011, File No. 333-153027, Accession Number 0000950123-11-036404.

	(1)	First Amendment to Selling Agreement; Included in Registrant’s Form N-6, File No. 333-153027, Accession No. 0001104659-17-024866 filed April 20, 2017, and incorporated by reference herein.

(kk)

Form of American Century Investment Services, Inc. Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 23, 2012, File No. 333-153027, Accession Number 0000950123-12-006369.

(ll)

Form of American Century Investment Services, Inc. Administrative Services Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 23, 2012, File No. 333-153027, Accession Number 0000950123-12-006369.

(mm)

Form of AIM Variable Insurance Funds Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on December 4, 2008, File No. 333-136597, Accession Number 0000892569-08-001559.

	(1)	First Amendment to Participation Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 23, 2012, File No. 333-153027, Accession Number 0000950123-12-006369.

(nn)

Form of Invesco Aim Distributors, Inc. Distribution Services Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on December 4, 2008, File No. 333-136597, Accession Number 0000892569-08-001559.

(1)

First Amendment to Distribution Services Agreement; Included in Registrant’s Form N-6, File No. 333-153027, Accession No. 0001104659-17-024866 filed April 20, 2017, and incorporated by reference herein.

(oo)

Form of Invesco Aim Advisors, Inc. Administrative Services Agreement; Filed as part of the Registration Statement on Form N-6 via EDGAR on December 4, 2008, File No. 333-136597, Accession Number 0000892569-08-001559.

(pp)	Participation Agreement with Dreyfus; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 15, 2013, File No. 333-153027, Accession Number 0000950123-13-002256.

	(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-153027, Accession No. 0001193125-15-134894 filed April 17, 2015, and incorporated by reference herein.

(qq)	Administrative Services Agreement with Dreyfus; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 15, 2013, File No. 333-153027, Accession Number 0000950123-13-002256.

	(1)	First Amendment to Administrative Agreement; Included in Registrant’s Form N-6, File No. 333-153027, Accession No. 0001193125-15-134894 filed April 17, 2015, and incorporated by reference herein.

(rr)	Distribution Agreement with Dreyfus; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 15, 2013, File No. 333-153027, Accession Number 0000950123-13-002256.

	(1)	First Amendment to Distribution Agreement; Included in Registrant’s Form N-6, File No. 333-153027, Accession No. 0001193125-15-134894 filed April 17, 2015, and incorporated by reference herein.

(ss)	Participation Agreement with Neuberger Berman; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 15, 2013, File No. 333-153027, Accession Number 0000950123-13-002256.

(1)

First Amendment to Participation Agreement; Included in Registration Statement on Form N-6, File No. 333-153027, Accession No. 0001193125-15-304369 filed on August 27, 2015 and incorporated by reference herein.

(tt)

Administrative Services Agreement with Neuberger Berman; Filed as part of the Registration Statement on Form N-6 via EDGAR on April 15, 2013, File No. 333-153027, Accession Number 0000950123-13-002256.

(uu)	Participation Agreement with Oppenheimer; Filed as part of the Registration Statement on Form N-6 via EDGAR on May 30, 2013, File No. 333-152224, Accession Number 0001193125-13-240969.

	(1)	First Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-153027, Accession No. 0001193125-15-134894 filed April 17, 2015, and incorporated by reference herein.

	(2)	Second Amendment to Participation Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-15-346508 filed October 19, 2015, and incorporated by reference herein.

	(3)	Third Amendment to Participation Agreement; Included in Registrant’s Form N-6, File No. 333-153027, Accession No. 0001104659-17-024866 filed April 20, 2017, and incorporated by reference herein.

(vv)	Revenue Sharing Agreement with Oppenheimer, Filed as part of the Registration Statement on Form N-6 via EDGAR on May 30, 2013, File No. 333-152224, Accession Number 0001193125-13-240969.

(ww)

Exhibit B to the Pacific Select Fund Participation Agreement; Included in Registrant’s Form N-4, File No. 333-160772, Accession No. 0001193125-14-310473 filed August 15, 2014, and incorporated by reference herein.

(xx)

Distribution and Marketing Support Agreement (Amended and Restated) with BlackRock Variable Series Fund, LLC; Included in Registrant’s Form N-6, File No. 333-153027, Accession No. 0001193125-15-134894 filed April 17, 2015, and incorporated by reference herein.

(yy)

Distribution and Administrative Services Agreement (Amended and Restated) with Neuberger Berman; Included in Registration Statement on Form N-6, File No. 333-153027, Accession No. 0001193125-15-304369 filed on August 27, 2015 and incorporated by reference herein.

(zz)

Revenue Sharing Agreement with Oppenheimer (Amended and Restated); Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-15-346508 filed October 19, 2015, and incorporated by reference herein.

(aaa)

Fund Participation and Service Agreement with American Funds; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-13-399333 filed on October 15, 2013, and incorporated by reference herein.

(1)

First Amendment to Fund Participation and Service Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-14-143850 filed on April 15, 2014, and incorporated by reference herein.

(2)

Second Amendment to Fund Participation and Service Agreement.; included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-15-128820 filed on April 14, 2015 and incorporated by reference herein.

(3)

Third Amendment to Fund Participation and Service Agreement; Included in Registrant’s Form N-4, File No. 333-136597, Accession No. 0001193125-15-346508 filed October 19, 2015, and incorporated by reference herein.

(bbb)

Distribution Sub-Agreement with BlackRock Variable Series Funds, Inc.; Included in Registrant’s Form N-6, File No. 333-153027, Accession No. 0001104659-17-024866 filed April 20, 2017, and incorporated by reference herein.

(ccc)

Administrative Services Agreement with Invesco Advisers, Inc.; Included in Registrant’s Form N-6, File No. 333-153027, Accession No. 0001104659-17-024866 filed April 20, 2017, and incorporated by reference herein.

(ddd)

Financial Support Agreement with Invesco Distributors, Inc.; Included in Registrant’s Form N-6, File No. 333-153027, Accession No. 0001104659-17-024866 filed April 20, 2017, and incorporated by reference herein.

(eee)

Distribution and/or Service (12b-1) Fee Agreement with Legg Mason Investor Services, LLC; Included in Registrant’s Form N-6, File No. 333-153027, Accession No. 0001104659-17-024866 filed April 20, 2017, and incorporated by reference herein.

(fff)	Distribution Agreement with Dreyfus (Amended and Restated) ; Included in Registrant’s Form N-6,

File No. 333-153027, Accession No. 0001104659-17-024866 filed April 20, 2017, and incorporated by reference herein.

(9)	Inapplicable

(10)	Inapplicable

(11)

Form of Opinion and consent of legal officer of Pacific Life as to legality of Policies being registered; Filed as part of the Registration Statement on Form N-6 via EDGAR on August 14, 2008, File No. 333-153027, Accession Number 0000892569-08-001138.

(12)	Inapplicable

(13)	Inapplicable

(14)	(a) Consent of Registered Public Accounting Firm;

(b) Consent of Independent Auditors;

(15)	Inapplicable

(16)	Inapplicable

(17)	Memorandum describing Pacific Life Insurance Company’s issuance, transfer and redemption procedures for the Policies pursuant to Rule 6e-3(T)(b)(12)(iii);

(18)	Power of Attorney; Included in Registrant’s Form N-6, File No. 333-153027, Accession No. 0001104659-17-024866 filed April 20, 2017, and incorporated by reference herein.

Item 27. Directors and Officers of Pacific Life

Name and Address	Positions and Offices with Pacific Life

James T. Morris	Director, Chairman, President and Chief Executive Officer

Adrian S. Griggs	Director, Executive Vice President and Chief Operating Officer
Darryl D. Button	Director, Executive Vice President and Chief Financial Officer
Sharon A. Cheever	Director, Senior Vice President and General Counsel

Dawn M. Trautman	Executive Vice President
Edward R. Byrd	Senior Vice President and Chief Accounting Officer

Jane M. Guon	Vice President and Secretary

Brian D. Klemens	Vice President and Controller

Joseph W. Krum	Vice President and Treasurer

The address for each of the persons listed above is as follows:

700 Newport Center Drive Newport Beach, California 92660

Item 28. Persons Controlled by or Under Common Control with Pacific Life or Pacific Select Exec Separate Account

The following is an explanation of the organization chart of Pacific Life’s subsidiaries:

Pacific Life is a Nebraska Stock Life Insurance Company wholly-owned by Pacific LifeCorp (a Delaware Stock Holding Company), which is, in turn, 100% owned by Pacific Mutual Holding Company (a Nebraska Mutual Insurance Holding Company).

PACIFIC LIFE, SUBSIDIARIES & AFFILIATED ENTERPRISES LEGAL STRUCTURE

	Jurisdiction of Incorporation or Organization	Percentage of Ownership by its Immediate Parent
Pacific Mutual Holding Company	Nebraska
Pacific LifeCorp	Delaware	100
Pacific Life Insurance Company	Nebraska	100
Pacific Life & Annuity Company	Arizona	100
Pacific Life Purchasing LLC	Delaware	100
Pacific Select Distributors, LLC	Delaware	100
Pacific Asset Holding LLC	Delaware	100
Pacific TriGuard Partners LLC	Delaware	100
Grayhawk Golf Holdings, LLC	Delaware	95
Grayhawk Golf L.L.C.	Arizona	100
Las Vegas Golf I, LLC	Delaware	100
Angel Park Golf, LLC	Nevada	100
PL/KBS Fund Member, LLC	Delaware	100
KBS/PL Properties, L.P. #	Delaware	100
Wildflower Member, LLC	Delaware	100
Epoch-Wildflower, LLC	Florida	99
Glenoaks Golf Club, LLC	Delaware	100
Polo Fields Golf Club, LLC	Delaware	100
Ridgeview Owner LLC	Delaware	100
PL Regatta Member, LLC	Delaware	100
Regatta Apartments Investors, LLC	Delaware	90
Pacific Asset Loan LLC	Delaware	100
PL Vintage Park Member, LLC	Delaware	100
Vintage Park Apartments GP, LLC	Delaware	90
PL Broadstone Avena Member, LLC	Delaware	100
Broadstone Avena Investors, LLC	Delaware	90
GW Member LLC	Delaware	100
GW Apartments LLC	Delaware	90
PL Sierra Member, LLC	Delaware	100
Sierra at Fall Creek Apartments Investors, LLC	Delaware	90
PL TOR Member LLC	Delaware	100
2803 Riverside Apartment Investors, LLC	Delaware	90
PL Denver Member, LLC	Delaware	100
1776 Curtis, LLC	Delaware	70
PL Timberlake Member, LLC	Delaware	100
80 South Gibson Road Apartment Investors, LLC	Delaware	90
PL Van Buren Member, LLC	Delaware	100
1035 Van Buren Holdings, L.L.C.	Delaware	43
PL Lakemont Member, LLC	Delaware	100
Overlook at Lakemont Venture LLC	Delaware	88
PL Teravista Member, LLC	Delaware	100
401 Teravista Apartment Investors, LLC	Delaware	90
700 Main Street LLC	Delaware	100
PL Brier Creek Member, LLC	Delaware	100
Brier Creek Investors JV LLC	Delaware	90
PL One Jefferson Member, LLC	Delaware	100
One Jefferson Venture LLC	Delaware	90
PL Savannah Member, LLC	Delaware	100
Savannah at Park Place Apartments LLC	Delaware	90
PL Redland Member, LLC	Delaware	100
Redland Road Apartment Investors, LLC	Delaware	100
PL Spectrum Member, LLC	Delaware	100
9242 West Russell Road Apartment Investors, LLC	Delaware	90
PL Mortgage Fund, LLC	Delaware	100
PL Andate Member, LLC	Delaware	100
Andante Venture LLC	Delaware	90
PL Beardslee Member, LLC	Delaware	100

Village at Beardslee Investor, LLC#	Delaware	90
PL Monterone Member, LLC	Delaware	100
Monterone Apartment Investor, LLC	Delaware	90
PL Reno Member, LLC	Delaware	100
NPLC BV Manager LLC#	Delaware	81
PL Wabash Member, LLC	Delaware	100
THC 1333 S. Wabash LLC	Delaware	90
PL Alara Member, LLC	Delaware	100
Greenwood Village Apartment Investors, LLC	Delaware	90
PL Kierland Member, LLC	Delaware	100
T&L Apartment Investor, LLC	Delaware	90
PL Wardman Member, LLC	Delaware	100
Wardman Hotel Owner, L.L.C.	Delaware	66.6668
PL Peoria Member, LLC	Delaware	100
205 Peoria Street Owner, LLC	Delaware	90
Confederation Life Insurance and Annuity Company	Georgia	100
Pacific Global Asset Management LLC (Formerly known as Pacific Asset Advisors LLC)	Delaware	100
Cadence Capital Management LLC	Delaware	100
Cadence Global Equity GP LLC#	Delaware	100
Pacific Private Fund Advisors LLC	Delaware	100
Pacific Absolute Return Strategies GP LLC #	Delaware	100
Pacific Private Equity I GP LLC #	Delaware	100
Pacific Multi-Strategy GP LLC #	Delaware	100
Pacific Private Credit II GP LLC #	Delaware	100
Pacific Private Equity Opportunities II GP LLC #	Delaware	100
Pacific Private Credit III GP LLC #	Delaware	100
Pacific Private Equity Opportunities III GP LLC #	Delaware	100
Pacific Life Fund Advisors LLC	Delaware	100
PAM Bank Loan GP LLC #	Delaware	100
PAM CLO Opportunities GP LLC #	Delaware	100
Pacific Alliance Reinsurance Company of Vermont	Vermont	100
Pacific Services Canada Limited	Canada	100
Pacific Life Reinsurance Company II Limited	Barbados	100
Pacific Baleine Reinsurance Company	Vermont	100
Pacific Private Equity Incentive Allocation LLC	Delaware	100
Swell Investing Holding LLC	Delaware	100
Swell Investing LLC	Delaware	100
Pacific Life Aviation Holdings LLC	Delaware	100
Aviation Capital Group LLC (Formerly known as Aviation Capital Group Corp. which converted to a limited liability company on March 31, 2017.)	Delaware	79
Aviation Capital Group Holdings, Inc. (This entity is the Managing Member of Aviation Capital Group LLC below and has 1% LLC interest therein)	Delaware	99.9999
Aviation Capital Group LLC (Holdings, Inc. has 1% interest as Managing Member.)	Delaware	1
ACG Acquisition 4063 LLC	Delaware	100
ACG Acquisition 4084 LLC	Delaware	100
ACG Aircraft Leasing Ireland Limited	Ireland	100
ACG Acquisition Ireland V Ltd.	Ireland	100
ACG Acquisition 4658 LLC	Delaware	100
ACG Acquisition 4913 LLC	Delaware	100
ACG Acquisition 4941 LLC	Delaware	100
ACG Acquisition 4942 LLC	Delaware	100
ACG Acquisition 4891 LLC	Delaware	100
ACG Acquisition 5038 LLC	Delaware	100
ACG Acquisition 5063 LLC	Delaware	100
ACG Acquisition 5136 LLC	Delaware	100
ACG Acquisition 38105 LLC	Delaware	100
ACG Acquisition 6584 LLC	Delaware	100
ACG Acquisition 5096 LLC	Delaware	100

ACG Acquisition 5193 LLC	Delaware	100
ACG Acquisition 5278 LLC	Delaware	100
ACG Acquisition 5299 LLC	Delaware	100
ACG Acquisition 6342 LLC	Delaware	100
ACG Acquisition 6734 LLC	Delaware	100
ACG Acquisition 38038 LLC	Delaware	100
ACG Acquisition 39388 LLC	Delaware	100
ACG Acquisition 39389 LLC	Delaware	100
ACG Acquisition 39891 LLC	Delaware	100
ACG Acquisition 40547 LLC	Delaware	100
ACG ECA Ireland Limited	Ireland	100
ACG Bermuda Leasing Limited	Bermuda	100
ACG Acquisition BR 2012-10A LLC	Delaware	100
ACG Acquisition BR 2012-10B LLC	Delaware	100
ACG Acquisition BR 2012-11 LLC	Delaware	100
ACG Acquisition 2688 LLC	Delaware	100
ACG Acquisition 30744 LLC (Aviation Capital Group LLC is the beneficiary of the owner Trust and is the indirect owner of this entity.)	Delaware	100
ACG Acquisition 38881 LLC	Delaware	100
ACG Acquisition 5527 LLC	Delaware	100
ACG Acquisition 5716 LLC	Delaware	100
ACG Acquisition 40544 LLC	Delaware	100
ACG Acquisition 299496 LLC	Delaware	100
ACG Acquisition 5754 LLC	Delaware	100
ACG Acquisition 5841 LLC	Delaware	100
San Miguel Leasing Cayman Limited	Cayman Islands	100
ACG Acquisitions Sweden AB	Sweden	100
ACG Acquisition 6457 LLC	Delaware	100
ACG Acquisition 6498 LLC	Delaware	100
ACG Trust 2004 -1 Holding LLC	Delaware	100
ACG Funding Trust 2004-1	Delaware	100
ACG Trust II Holding LLC	Delaware	100
Aviation Capital Group Trust II	Delaware	100
ACG Acquisition XXV LLC	Delaware	100
ACG Acquisition Ireland II Limited	Ireland	100
ACG Acquisition (Bermuda) II Ltd.	Bermuda	100
Boullioun Aviation Services LLC	Delaware	100
Boullioun Aircraft Holding Company LLC	Delaware	100
Boullioun Portfolio Finance III LLC	Nevada	100
ACG III Holding LLC	Delaware	100
ACG Trust III	Delaware	100
RAIN I LLC	Delaware	100
RAIN II LLC	Delaware	100
RAIN IV LLC	Delaware	100
RAIN VI LLC	Delaware	100
RAIN VII LLC	Delaware	100
RAIN VIII LLC	Delaware	100
ACG Acquisition 1176 LLC	Delaware	100
Rainier Aircraft Leasing (Ireland) Limited	Ireland	100
ACG Acquisition (Bermuda) III Ltd.	Bermuda	100
ACG 2006-ECA LLC	Delaware	100
ACG ECA-2006 Ireland Limited	Ireland	100
Aviation Capital Group Singapore Pte. Ltd.	Singapore	100
ACG International Ltd.	Bermuda	100
ACG Acquisition 2004-1 Ireland Limited	Ireland	100
ACG 2004-1 Bermuda Limited	Bermuda	100
ACG Acquisition 31 LLC	Delaware	100
ACG Acquisition 37 LLC	Delaware	100
ACG Acquisition 38 LLC	Delaware	100
Bellevue Coastal Leasing LLC	Washington	100
ACG Capital Partners Singapore Pte. Ltd.	Singapore	100
ACGCPS 2011 Pte. Ltd.	Singapore	100

ACG Capital Partners Bermuda Limited	Bermuda	100
ACG Capital Partners Ireland Limited	Ireland	100
ACG Capital Partners LLC	Delaware	100
ACG France 6280 S.A.S.	France	100
ACG France 7392 S.A.S.	France	100
ACG France 7421 S.A.S.	France	100
ACG France 8082 S.A.S.	France	100
ACG France 8354 S.A.S.	France	100
ACG France 35722 S.A.S.	France	100
ACG France 35723 S.A.S.	France	100
ACG Trust 2009-1 Holding LLC	Delaware	100
ACG Funding Trust 2009-1	Delaware	100
ACG Acquisition 29677 LLC	Delaware	100
Bauhinia Aviation Management Limited	Cayman Islands	50
Pacific Life & Annuity Services, Inc.	Colorado	100
Bella Sera Holdings, LLC	Delaware	100
Pacific Life Re Holdings LLC	Delaware	100
Pacific Life Re (Australia) Pty Limited	Australia	100
Pacific Life Re Holdings Limited	England	100
Pacific Life Re Services Limited	England	100
Pacific Life Re Limited	England	100
UnderwriteMe Limited	England	78.77
UnderwriteMe Technology Solutions Limited	England	100
UnderwriteMe Australia Pty Limited	Australia	100
Pacific Life Reinsurance (Barbados) Ltd.	Barbados	100
Pacific Annuity Reinsurance Company	Arizona	100

___________________________________

# = Abbreviated structure

Item 29. Indemnification

(a) The Distribution Agreement between Pacific Life Insurance Company, Pacific Life & Annuity Company (collectively referred to as “Pacific Life”) and Pacific Select Distributors, LLC (PSD) provides substantially as follows:

Pacific Life shall indemnify and hold harmless PSD and PSD’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages, and liabilities incurred as the direct or indirect result of: (i) negligent, dishonest, fraudulent, unlawful, or criminal acts, statements, or omissions by Pacific Life or its employees, agents, officers, or directors; (ii) Pacific Life’s breach of this Agreement; (iii) Pacific Life’s failure to comply with any statute, rule, or regulation; (iv) a claim or dispute between Pacific Life and a Broker/Dealer (including its Representatives) and/or a Contract owner. Pacific Life shall not be required to indemnify or hold harmless PSD for expenses, losses, claims, damages, or liabilities that result from PSD’s misfeasance, bad faith, negligence, willful misconduct or wrongful act.

PSD shall indemnify and hold harmless Pacific Life and Pacific Life’s officers, directors, agents, controlling persons, employees, subsidiaries and affiliates for all attorneys’ fees, litigation expenses, costs, losses, claims, judgments, settlements, fines, penalties, damages and liabilities incurred as the direct or indirect result of: (i) PSD’s breach of this Agreement; and/or (ii) PSD’s failure to comply with any statute, rule, or regulation. PSD shall not be required to indemnify or hold harmless Pacific Life for expenses, losses, claims, damages, or liabilities that have resulted from Pacific Life’s willful misfeasance, bad faith, negligence, willful misconduct or wrongful act.

(b) The Form of Selling Agreement between Pacific Life, Pacific Select Distributors, LLC (PSD) and Various Broker-Dealers provides substantially as follows:

Pacific Life and PSD agree to indemnify and hold harmless Selling Broker-Dealer and General Agent, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act, or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in the registration statement for the Contracts or for the shares of Pacific Select Fund (the “Fund”) filed pursuant to the 1933 Act, or any prospectus included as a part thereof, as from time to time amended and supplemented, or in any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement.

Selling Broker-Dealer and General Agent agree to indemnify and hold harmless Pacific Life, the Fund and PSD, their officers, directors, agents and employees, against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (a) any oral or written misrepresentation by Selling Broker- Dealer or General Agent or their officers, directors, employees or agents unless such misrepresentation is contained in the registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by Pacific Life and PSD pursuant to Section IV.E. of this Agreement, (b) the failure of Selling Broker-Dealer or General Agent or their officers, directors, employees or agents to comply with any applicable provisions of this Agreement or (c) claims by Sub-agents or employees of General Agent or Selling Broker- Dealer for payments of compensation or remuneration of any type. Selling Broker-Dealer and General Agent will reimburse Pacific Life or PSD or any director, officer, agent or employee of either entity for any legal or other expenses reasonably incurred by Pacific Life, PSD, or such officer, director, agent or employee in connection with investigating or defending any such loss, claims, damages, liability or action. This indemnity agreement will be in addition to any liability which Broker-Dealer may otherwise have.

(c) Insofar as indemnification for liabilities arising under the Securities Act of 1933 (“Act”) may be permitted to directors, officers or persons controlling the Registrant pursuant to the foregoing provisions, the Registrant has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriters

(a)

PSD also acts as principal underwriter for Pacific Life Insurance Company, on its own behalf and on behalf of its Separate Account I, Separate Account A, Separate Account B, Pacific Select Variable Annuity Separate Account, Pacific Corinthian Variable Separate Account, Pacific Select Exec Separate Account, Pacific COLI Separate Account, Pacific COLI Separate Account II, Pacific COLI Separate Account III, Pacific COLI Separate Account IV, Pacific COLI Separate Account V, Pacific COLI Separate Account VI, Pacific COLI Separate Account X, Pacific COLI Separate Account XI, Pacific Select Separate Account, and Pacific Life & Annuity Company, on its own behalf and on behalf of its Separate Account A, Pacific Select Exec Separate Account, and Separate Account I.

(b)	For information regarding PSD, reference is made to Form B-D, SEC File No. 8-15264, which is herein incorporated by reference.
(c)	PSD retains no compensation or net discounts or commissions from the Registrant.

Item 31. Location of Accounts and Records

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules under that section will be maintained by Pacific Life at 700 Newport Center Drive, Newport Beach, California 92660.

Item 32. Management Services

Not applicable

Item 33. Fee Representation

REPRESENTATION PURSUANT TO SECTION 26(f) OF THE INVESTMENT COMPANY ACT OF 1940: Pacific Life Insurance Company and Registrant represent that the fees and charges to be deducted under the Variable Life Insurance Policy described in the prospectus contained in this registration statement are, in the aggregate, reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed in connection with the Contract.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485 (b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 17 to the Registration Statement on Form N-6 to be signed on its behalf by the undersigned, duly authorized, in the City of Newport Beach, and State of California on the day of April 20, 2018.

PACIFIC SELECT EXEC SEPARATE ACCOUNT
(Registrant)

By:	PACIFIC LIFE INSURANCE COMPANY

By:
James T. Morris*
Director, Chairman, Chief Executive Officer and President

By:	PACIFIC LIFE INSURANCE COMPANY
(Depositor)

By:
James T. Morris*
Director, Chairman, Chief Executive Officer and President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 17 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

	Signature	Title	Date

		Director, Chairman, Chief Executive Officer and President	April 20, 2018
James T. Morris*

		Director, Executive Vice President and Chief Operating Officer	April 20, 2018
Adrian S. Griggs*

		Director, Executive Vice President and Chief Financial Officer	April 20, 2018
Darryl D. Button*

		Director, Senior Vice President and General Counsel	April 20, 2018
Sharon A. Cheever*

		Vice President and Secretary	April 20, 2018
Jane M. Guon*

		Executive Vice President	April 20, 2018
Dawn M. Trautman*

		Senior Vice President and Chief Accounting Officer	April 20, 2018
Edward R. Byrd*

		Vice President and Treasurer	April 20, 2018
Joseph W. Krum*

		Vice President and Controller	April 20, 2018
Brian D. Klemens*

*By:	/s/ SHARON A. CHEEVER		April 20, 2018
Sharon A. Cheever

as attorney-in-fact

(Powers of Attorney are contained in Post-Effective Amendment No. 15 of the Registration Statement filed on Form N-6 for Pacific Select Exec Separate Account, File No. 333-153027, Accession No. 0001104659-17-024866 filed on April 20, 2017).